UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103093
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 35	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 737	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America’s FUTURE Annuity® II
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 89. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund

•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Mutual Fund and Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
•	Wells Fargo Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (eligible applicants may purchase one)
Four Year CDSC Option ("L Schedule Option") (no longer available)	0.30% [6]
Total Variable Account Charges (including this option only)	1.45%
No CDSC Option ("C Schedule Option") (no longer available)	0.35% [7]
Total Variable Account Charges (including this option only)	1.50%
Death Benefit Options (eligible applicants may purchase one)
One-Year Enhanced Death Benefit II Option	0.20%
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option	0.30% [8]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.30% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

4% Extra Value Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [10]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[11]
Nationwide Lifetime Income Riders (no longer available for purchase):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [12]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [13]
10% Nationwide Lifetime Income Rider	1.20% [14]
Joint Options (no longer available for purchase):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [15]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
10% Nationwide Lifetime Income Rider	1.20% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [16]
Maximum Possible Total Variable Account Charges	3.55% [17]

[1]	The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[7]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[8]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
[9]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.
[10]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[11]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
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[12]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[15]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[16]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[17]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.15%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (3.55%).[1]
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.15%)	$1,435	$2,654	$3,806	$6,619	*	$2,154	$3,506	$6,619	$735	$2,154	$3,506	$6,619
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,146	$1,846	$2,555	$4,572	*	$1,346	$2,255	$4,572	$446	$1,346	$2,255	$4,572
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $150. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.30% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.30% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.40% for the first seven Contract Years.
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Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no
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less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is no longer available for election.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
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Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a
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market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.40% for the first seven Contract Years.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
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•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.40% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
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•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the
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identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
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This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
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No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.30% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission. Consult your individual registered representative for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.30% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.30%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s
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General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.40%.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
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(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
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Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
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Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
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Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
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Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for
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the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
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Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
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After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
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The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to
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"Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
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Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.
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Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
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Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is
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invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal
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Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
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Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
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Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
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For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
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Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
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Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available for election.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.45% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.45% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
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When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day

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•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 3.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the
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transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
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The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
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Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
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(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
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Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103093
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
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BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
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Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
94

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
95

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund (formerly, Huntington VA Funds - Huntington VA Situs Fund)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
96

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
97

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
98

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
99

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
100

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
101

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
102

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
103

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2)
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.
104

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 3.05%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.584949	11.302851	-2.44%	4,339
2014	11.246597	11.584949	3.01%	6,095
2013	10.164498	11.246597	10.65%	6,004
2012*	10.000000	10.164498	1.64%	1,271
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	25.385604	25.451675	0.26%	39,113
2014	23.497898	25.385604	8.03%	43,119
2013	17.661595	23.497898	33.05%	41,461
2012	15.239557	17.661595	15.89%	48,848
2011	14.534214	15.239557	4.85%	56,562
2010	13.034889	14.534214	11.50%	62,308
2009	10.956904	13.034889	18.97%	64,791
2008	18.690560	10.956904	-41.38%	99,009
2007	18.032753	18.690560	3.65%	124,086
2006	15.593547	18.032753	15.64%	145,120
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	36.198936	33.745167	-6.78%	100,759
2014	33.613007	36.198936	7.69%	113,744
2013	24.705828	33.613007	36.05%	124,579
2012	21.097393	24.705828	17.10%	129,980
2011	23.356111	21.097393	-9.67%	154,676
2010	18.664793	23.356111	25.13%	161,956
2009	13.235829	18.664793	41.02%	116,635
2008	20.839679	13.235829	-36.49%	69,782
2007	20.766243	20.839679	0.35%	40,716
2006	18.394800	20.766243	12.89%	39,881
105

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	14.212713	13.702519	-3.59%	1,160,596
2014	13.918761	14.212713	2.11%	1,405,799
2013	15.385268	13.918761	-9.53%	1,350,447
2012	14.494173	15.385268	6.15%	1,552,332
2011	13.121239	14.494173	10.46%	1,575,565
2010	12.627445	13.121239	3.91%	1,583,998
2009	11.590410	12.627445	8.95%	1,482,196
2008	11.914534	11.590410	-2.72%	1,114,857
2007	11.008718	11.914534	8.23%	635,444
2006	10.962430	11.008718	0.42%	643,393
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	25.503376	23.710326	-7.03%	29,810
2014	22.967802	25.503376	11.04%	31,006
2013	17.149681	22.967802	33.93%	33,373
2012	15.158178	17.149681	13.14%	44,474
2011	14.908262	15.158178	1.68%	58,958
2010	13.245674	14.908262	12.55%	72,705
2009	11.377543	13.245674	16.42%	74,707
2008	17.634281	11.377543	-35.48%	90,677
2007	17.918223	17.634281	-1.58%	99,805
2006	15.517116	17.918223	15.47%	120,140
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	24.063288	23.410849	-2.71%	371,645
2014	20.942467	24.063288	14.90%	398,710
2013	16.309491	20.942467	28.41%	443,051
2012	14.196027	16.309491	14.89%	470,675
2011	14.482922	14.196027	-1.98%	447,935
2010	12.314461	14.482922	17.61%	495,196
2009	9.597456	12.314461	28.31%	416,284
2008	12.861436	9.597456	-25.38%	332,326
2007	13.335329	12.861436	-3.55%	295,694
2006	11.220590	13.335329	18.85%	195,054
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.777334	-2.23%	26,255
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.470652	15.139654	-2.14%	361,589
2014	15.353952	15.470652	0.76%	386,264
2013	13.575527	15.353952	13.10%	336,564
2012	12.489067	13.575527	8.70%	362,689
2011	13.111331	12.489067	-4.75%	358,880
2010	12.084265	13.111331	8.50%	306,142
2009*	10.000000	12.084265	20.84%	88,039
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.229679	-7.70%	9,783
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.805385	-1.95%	23,833
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.786348	11.822522	-7.54%	66,997
2014	12.246999	12.786348	4.40%	49,466
2013*	10.000000	12.246999	22.47%	24,845
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.900598	10.504113	-3.64%	113,990
2014*	10.000000	10.900598	9.01%	32,904
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	35.734867	34.501040	-3.45%	244,395
2014	34.389346	35.734867	3.91%	270,258
2013	24.723264	34.389346	39.10%	307,918
2012	21.609807	24.723264	14.41%	357,143
2011	21.738352	21.609807	-0.59%	405,770
2010	17.477229	21.738352	24.38%	434,664
2009	14.141452	17.477229	23.59%	324,553
2008	20.707767	14.141452	-31.71%	311,346
2007	21.088094	20.707767	-1.80%	305,465
2006	18.645717	21.088094	13.10%	299,623
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	25.891724	25.816234	-0.29%	681,280
2014	23.158254	25.891724	11.80%	764,770
2013	17.787890	23.158254	30.19%	937,568
2012	15.583821	17.787890	14.14%	1,144,606
2011	15.513376	15.583821	0.45%	1,310,315
2010	13.701928	15.513376	13.22%	1,516,601
2009	10.997151	13.701928	24.60%	1,486,651
2008	17.749446	10.997151	-38.04%	1,330,457
2007	17.103366	17.749446	3.78%	1,423,763
2006	15.018123	17.103366	13.88%	1,348,855
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	23.369551	22.473903	-3.83%	290,709
2014	21.925375	23.369551	6.59%	319,876
2013	18.357321	21.925375	19.44%	468,207
2012	16.861989	18.357321	8.87%	578,711
2011	15.686839	16.861989	7.49%	451,833
2010	13.793989	15.686839	13.72%	300,171
2009	11.416659	13.793989	20.82%	221,765
2008	16.434209	11.416659	-30.53%	212,268
2007	15.560255	16.434209	5.62%	200,944
2006	13.545393	15.560255	14.87%	239,915
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	20.812911	20.054628	-3.64%	14,738
2014	20.780409	20.812911	0.16%	17,984
2013	14.183132	20.780409	46.51%	19,910
2012	11.933275	14.183132	18.85%	33,034
2011	14.046592	11.933275	-15.05%	44,413
2010	10.862462	14.046592	29.31%	50,974
2009	8.737661	10.862462	24.32%	55,788
2008	14.204831	8.737661	-38.49%	55,371
2007	16.198118	14.204831	-12.31%	61,073
2006	15.828751	16.198118	2.33%	64,050
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	10.023323	9.809744	-2.13%	115,897
2014	10.082244	10.023323	-0.58%	51,711
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.967883	15.693541	-7.51%	10,030
2014	17.396767	16.967883	-2.47%	11,236
2013	15.156791	17.396767	14.78%	12,519
2012	13.936178	15.156791	8.76%	15,275
2011	14.919895	13.936178	-6.59%	24,009
2010	13.356052	14.919895	11.71%	23,987
2009	11.928954	13.356052	11.96%	17,845
2008	17.158258	11.928954	-30.48%	18,817
2007	15.832465	17.158258	8.37%	23,108
2006	13.833020	15.832465	14.45%	27,918
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	14.445469	14.216606	-1.58%	274,425
2014	14.117600	14.445469	2.32%	323,703
2013	14.175452	14.117600	-0.41%	344,777
2012	13.103008	14.175452	8.18%	410,905
2011	12.996350	13.103008	0.82%	451,457
2010	12.141918	12.996350	7.04%	495,513
2009	10.222693	12.141918	18.77%	510,951
2008	11.186532	10.222693	-8.62%	575,447
2007	10.764091	11.186532	3.92%	623,061
2006	10.478252	10.764091	2.73%	596,446
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.693791	15.431036	-1.67%	550,746
2014	15.234807	15.693791	3.01%	508,155
2013	13.615311	15.234807	11.89%	615,783
2012	12.344227	13.615311	10.30%	658,823
2011	12.541130	12.344227	-1.57%	647,278
2010	11.272730	12.541130	11.25%	643,863
2009	9.200014	11.272730	22.53%	367,948
2008	12.437405	9.200014	-26.03%	294,231
2007	11.605434	12.437405	7.17%	227,996
2006	10.713685	11.605434	8.32%	70,524
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	16.271976	16.011015	-1.60%	2,238,780
2014	15.738060	16.271976	3.39%	2,206,195
2013	13.768453	15.738060	14.31%	2,271,766
2012	12.318852	13.768453	11.77%	1,999,929
2011	12.618539	12.318852	-2.37%	1,908,281
2010	11.165396	12.618539	13.01%	1,883,770
2009	8.786820	11.165396	27.07%	1,122,235
2008	13.227994	8.786820	-33.57%	655,484
2007	12.169729	13.227994	8.70%	382,153
2006	11.020914	12.169729	10.42%	103,174
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.980427	16.696269	-1.67%	204,024
2014	16.400060	16.980427	3.54%	172,714
2013	13.665277	16.400060	20.01%	174,441
2012	12.002448	13.665277	13.85%	146,534
2011	12.495314	12.002448	-3.94%	114,401
2010	10.907377	12.495314	14.56%	121,464
2009	8.411623	10.907377	29.67%	98,093
2008	13.763321	8.411623	-38.88%	86,398
2007	12.535369	13.763321	9.80%	109,955
2006	11.229430	12.535369	11.63%	104,553
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.694870	13.861733	-21.66%	381,804
2014	20.520501	17.694870	-13.77%	405,609
2013	16.721636	20.520501	22.72%	541,779
2012	16.151935	16.721636	3.53%	661,106
2011	17.235639	16.151935	-6.29%	718,439
2010	14.632820	17.235639	17.79%	628,594
2009	10.030983	14.632820	45.88%	633,937
2008	22.256534	10.030983	-54.93%	677,213
2007	15.460332	22.256534	43.96%	617,637
2006	13.411310	15.460332	15.28%	420,020
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	24.081035	22.795194	-5.34%	882,104
2014	22.456933	24.081035	7.23%	945,804
2013	17.772487	22.456933	26.36%	1,054,523
2012	15.360050	17.772487	15.71%	1,156,778
2011	15.437284	15.360050	-0.50%	1,310,620
2010	13.589574	15.437284	13.60%	1,417,237
2009	10.584588	13.589574	28.39%	1,382,052
2008	18.724223	10.584588	-43.47%	1,414,942
2007	18.705230	18.724223	0.10%	1,523,613
2006	15.777855	18.705230	18.55%	1,452,988
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	25.905931	27.376076	5.67%	550,485
2014	23.607433	25.905931	9.74%	523,238
2013	17.560229	23.607433	34.44%	448,388
2012	15.528478	17.560229	13.08%	500,563
2011	15.713867	15.528478	-1.18%	553,002
2010	12.834093	15.713867	22.44%	568,984
2009	10.146051	12.834093	26.49%	560,531
2008	19.479922	10.146051	-47.92%	571,024
2007	15.559606	19.479922	25.20%	562,001
2006	14.769421	15.559606	5.35%	489,828
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.678405	14.386323	-1.99%	2,001,416
2014	14.059340	14.678405	4.40%	2,333,462
2013	14.523213	14.059340	-3.19%	2,436,403
2012	13.912926	14.523213	4.39%	2,594,965
2011	13.149276	13.912926	5.81%	2,758,095
2010	12.368667	13.149276	6.31%	3,182,914
2009	10.836274	12.368667	14.14%	4,271,065
2008	11.355411	10.836274	-4.57%	3,625,195
2007	11.037441	11.355411	2.88%	3,269,397
2006	10.721986	11.037441	2.94%	1,779,854
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	38.560249	37.495992	-2.76%	681,466
2014	36.789783	38.560249	4.81%	776,632
2013	27.392178	36.789783	34.31%	858,560
2012	24.189033	27.392178	13.24%	1,016,130
2011	27.448841	24.189033	-11.88%	1,232,684
2010	21.597277	27.448841	27.09%	1,308,288
2009	15.633776	21.597277	38.14%	1,242,911
2008	26.188192	15.633776	-40.30%	1,163,105
2007	22.971128	26.188192	14.00%	1,180,821
2006	20.673509	22.971128	11.11%	1,029,551
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.982464	23.467075	2.11%	270,567
2014	25.353374	22.982464	-9.35%	18,940
2013	19.704173	25.353374	28.67%	25,391
2012	16.559384	19.704173	18.99%	27,916
2011	20.265788	16.559384	-18.29%	31,762
2010	18.170300	20.265788	11.53%	50,161
2009	14.563164	18.170300	24.77%	51,742
2008	26.289867	14.563164	-44.61%	85,194
2007	22.722492	26.289867	15.70%	96,312
2006	19.517361	22.722492	16.42%	113,764
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	32.491592	31.093245	-4.30%	42,530
2014	30.859675	32.491592	5.29%	49,507
2013	23.980303	30.859675	28.69%	59,723
2012	19.092565	23.980303	25.60%	70,187
2011	21.233217	19.092565	-10.08%	85,930
2010	17.002078	21.233217	24.89%	104,596
2009	10.944702	17.002078	55.35%	104,465
2008	22.729091	10.944702	-51.85%	118,777
2007	21.808314	22.729091	4.22%	146,166
2006	19.017044	21.808314	14.68%	170,881
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.791557	11.858820	-7.29%	50,228
2014	12.582030	12.791557	1.67%	84,832
2013	10.283833	12.582030	22.35%	72,943
2012	9.020633	10.283833	14.00%	55,850
2011	9.268258	9.020633	-2.67%	65,394
2010	8.504046	9.268258	8.99%	72,394
2009	6.604890	8.504046	28.75%	51,583
2008*	10.000000	6.604890	-33.95%	12,930
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.554820	14.291261	-8.12%	709,020
2014	15.041481	15.554820	3.41%	842,481
2013	13.354649	15.041481	12.63%	824,911
2012	11.992969	13.354649	11.35%	817,735
2011	11.849673	11.992969	1.21%	875,435
2010	10.639189	11.849673	11.38%	954,042
2009	7.937530	10.639189	34.04%	839,921
2008	11.415294	7.937530	-30.47%	877,579
2007	11.130667	11.415294	2.56%	840,340
2006*	10.000000	11.130667	11.31%	256,319
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	26.300762	25.049885	-4.76%	263,610
2014	24.472041	26.300762	7.47%	304,413
2013	19.089239	24.472041	28.20%	362,891
2012	17.248603	19.089239	10.67%	396,779
2011	16.461351	17.248603	4.78%	453,722
2010	13.803199	16.461351	19.26%	522,634
2009	11.899829	13.803199	15.99%	487,878
2008	16.513537	11.899829	-27.94%	587,615
2007	17.168132	16.513537	-3.81%	713,100
2006	14.828269	17.168132	15.78%	821,135
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	33.860639	30.998703	-8.45%	348,795
2014	34.060063	33.860639	-0.59%	390,960
2013	25.291090	34.060063	34.67%	445,946
2012	21.612003	25.291090	17.02%	509,560
2011	22.717145	21.612003	-4.86%	602,046
2010	17.922968	22.717145	26.75%	695,914
2009	14.038386	17.922968	27.67%	971,445
2008	21.202291	14.038386	-33.79%	426,232
2007	21.973252	21.202291	-3.51%	425,377
2006	19.001500	21.973252	15.64%	379,010
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.356320	7.435653	-20.53%	224,012
2014*	10.000000	9.356320	-6.44%	247,637
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	22.765198	21.042314	-7.57%	344,825
2014	25.914836	22.765198	-12.15%	348,830
2013	21.319111	25.914836	21.56%	24,797
2012	18.241701	21.319111	16.87%	28,111
2011	20.649570	18.241701	-11.66%	32,248
2010	19.269721	20.649570	7.16%	50,572
2009	14.224700	19.269721	35.47%	49,384
2008	24.136152	14.224700	-41.06%	58,168
2007	21.149341	24.136152	14.12%	73,308
2006	17.616721	21.149341	20.05%	82,138
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.828317	9.297078	-5.41%	863,789
2014	9.763677	9.828317	0.66%	1,098,830
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.803858	10.989354	-6.90%	2
2014	11.487935	11.803858	2.75%	583
2013	10.233283	11.487935	12.26%	8,683
2012*	10.000000	10.233283	2.33%	2
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.261380	10.330904	0.68%	99,796
2014	9.918609	10.261380	3.46%	208,190
2013*	10.000000	9.918609	-0.81%	5,231
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.267087	14.772922	3.55%	81,260
2014	13.343116	14.267087	6.92%	65,509
2013	9.655742	13.343116	38.19%	66,901
2012*	10.000000	9.655742	-3.44%	78,504
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	13.035277	12.333799	-5.38%	13,057
2014	12.659081	13.035277	2.97%	12,625
2013	9.968791	12.659081	26.99%	6,290
2012*	10.000000	9.968791	-0.31%	3,575
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	14.015979	13.999135	-0.12%	143,392
2014	13.166297	14.015979	6.45%	161,846
2013	9.750436	13.166297	35.03%	176,666
2012*	10.000000	9.750436	-2.50%	213,279
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.965561	14.464707	-9.40%	241,517
2014	17.048949	15.965561	-6.35%	381,159
2013	13.783255	17.048949	23.69%	451,285
2012	11.700313	13.783255	17.80%	481,697
2011	12.755306	11.700313	-8.27%	545,519
2010	11.873555	12.755306	7.43%	466,256
2009*	10.000000	11.873555	18.74%	258,224
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.911916	11.008964	-7.58%	291,511
2014	11.825257	11.911916	0.73%	443,727
2013	10.826150	11.825257	9.23%	545,619
2012*	10.000000	10.826150	8.26%	245,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.803004	12.855627	-6.86%	102,448
2014	12.944900	13.803004	6.63%	94,918
2013	10.078253	12.944900	28.44%	88,876
2012*	10.000000	10.078253	0.78%	24,062
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	24.557325	24.374565	-0.74%	51,892
2014	22.952139	24.557325	6.99%	54,951
2013	19.381125	22.952139	18.43%	60,044
2012	17.294055	19.381125	12.07%	63,222
2011	17.260958	17.294055	0.19%	69,908
2010	16.150346	17.260958	6.88%	121,477
2009	13.009955	16.150346	24.14%	103,263
2008	15.679494	13.009955	-17.03%	103,905
2007	14.383232	15.679494	9.01%	103,316
2006	13.177656	14.383232	9.15%	121,807
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.796037	-2.04%	73,019
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	30.881449	34.170332	10.65%	342,112
2014	28.801846	30.881449	7.22%	376,588
2013	22.261226	28.801846	29.38%	461,001
2012	18.182690	22.261226	22.43%	568,090
2011	19.765890	18.182690	-8.01%	623,751
2010	18.778978	19.765890	5.26%	690,654
2009	13.010568	18.778978	44.34%	589,984
2008	23.634716	13.010568	-44.95%	428,840
2007	17.499988	23.634716	35.06%	228,496
2006	16.224004	17.499988	7.86%	87,928
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.423477	14.919967	3.44%	152,764
2014	13.343943	14.423477	8.09%	67,148
2013	9.970499	13.343943	33.83%	86,069
2012*	10.000000	9.970499	-0.30%	62,689
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	30.757342	27.726728	-9.85%	204,941
2014	35.398964	30.757342	-13.11%	210,089
2013	31.335568	35.398964	12.97%	239,145
2012	28.009135	31.335568	11.88%	302,567
2011	41.876759	28.009135	-33.12%	16,036
2010	33.886132	41.876759	23.58%	17,527
2009	19.143301	33.886132	77.01%	18,424
2008	40.540238	19.143301	-52.78%	21,619
2007	32.037740	40.540238	26.54%	22,982
2006	22.102874	32.037740	44.95%	23,384
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.287866	7.339677	-20.98%	90,140
2014	9.852806	9.287866	-5.73%	52,468
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	13.069092	12.641599	-3.27%	31,314
2014	14.292266	13.069092	-8.56%	35,889
2013	10.238380	14.292266	39.59%	75,018
2012*	10.000000	10.238380	2.38%	10,724
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	28.982349	28.381463	-2.07%	1,037,706
2014	26.605168	28.982349	8.94%	1,150,312
2013	19.849130	26.605168	34.04%	1,191,800
2012	17.328416	19.849130	14.55%	1,309,192
2011	17.611740	17.328416	-1.61%	1,490,874
2010	16.019700	17.611740	9.94%	1,582,517
2009	13.234707	16.019700	21.04%	1,837,767
2008	19.906881	13.234707	-33.52%	606,737
2007	18.718319	19.906881	6.35%	466,946
2006	15.713331	18.718319	19.12%	320,410
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	15.101235	15.871014	5.10%	547,587
2014	15.105813	15.101235	-0.03%	484,520
2013	11.972877	15.105813	26.17%	396,137
2012	10.447976	11.972877	14.60%	334,725
2011	10.760516	10.447976	-2.90%	217,738
2010*	10.000000	10.760516	7.61%	95,655
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.750484	-2.50%	85,678
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.925236	15.531504	-8.23%	33,908
2014	17.482977	16.925236	-3.19%	99,330
2013	13.406784	17.482977	30.40%	78,552
2012	11.060501	13.406784	21.21%	57,066
2011	11.291768	11.060501	-2.05%	40,744
2010*	10.000000	11.291768	12.92%	7
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.749450	21.488963	-5.54%	818,938
2014	20.375888	22.749450	11.65%	911,357
2013	15.654684	20.375888	30.16%	1,008,025
2012	13.838196	15.654684	13.13%	1,109,873
2011	13.931081	13.838196	-0.67%	1,292,051
2010	12.455035	13.931081	11.85%	1,488,082
2009*	10.000000	12.455035	24.55%	43,137
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.876089	14.849732	-0.18%	13,298,069
2014	14.333814	14.876089	3.78%	13,881,352
2013	11.761815	14.333814	21.87%	14,126,204
2012	10.282856	11.761815	14.38%	14,222,572
2011	10.306485	10.282856	-0.23%	14,563,960
2010	9.307778	10.306485	10.73%	15,080,901
2009	7.629628	9.307778	22.00%	12,369,142
2008	10.991163	7.629628	-30.58%	6,702,114
2007	10.476339	10.991163	4.91%	3,950,919
2006*	10.000000	10.476339	4.76%	1,564,890
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.938142	11.773591	-1.38%	4,192,021
2014	11.504300	11.938142	3.77%	4,224,948
2013	11.945598	11.504300	-3.69%	4,401,143
2012	11.513086	11.945598	3.76%	4,172,460
2011	11.016128	11.513086	4.51%	4,125,960
2010	10.514432	11.016128	4.77%	4,472,768
2009	9.484428	10.514432	10.86%	3,424,459
2008	10.645730	9.484428	-10.91%	1,628,685
2007	10.458382	10.645730	1.79%	827,288
2006*	10.000000	10.458382	4.58%	268,429
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.734209	16.570921	5.32%	807,825
2014	15.630348	15.734209	0.66%	849,567
2013	12.291636	15.630348	27.16%	924,254
2012	10.185364	12.291636	20.68%	944,471
2011	11.361285	10.185364	-10.35%	1,043,205
2010	10.326441	11.361285	10.02%	1,065,331
2009	7.377345	10.326441	39.98%	973,447
2008	12.162544	7.377345	-39.34%	739,115
2007	10.759272	12.162544	13.04%	528,205
2006*	10.000000	10.759272	7.59%	257,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	15.046269	15.829159	5.20%	1,192,184
2014	14.085094	15.046269	6.82%	1,302,589
2013	10.993629	14.085094	28.12%	1,517,183
2012	9.473308	10.993629	16.05%	1,679,007
2011	10.054668	9.473308	-5.78%	1,908,443
2010	8.605881	10.054668	16.83%	1,975,564
2009	6.273149	8.605881	37.19%	1,810,590
2008	11.375941	6.273149	-44.86%	1,485,640
2007	10.285224	11.375941	10.60%	1,028,580
2006*	10.000000	10.285224	2.85%	434,227
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.640203	13.629860	-0.08%	3,792,794
2014	12.518558	13.640203	8.96%	4,066,547
2013	9.524179	12.518558	31.44%	4,454,223
2012	8.230825	9.524179	15.71%	4,950,337
2011	8.516788	8.230825	-3.36%	5,320,064
2010	7.763734	8.516788	9.70%	5,481,282
2009	6.009658	7.763734	29.19%	3,919,920
2008	9.816107	6.009658	-38.78%	1,442,019
2007*	10.000000	9.816107	-1.84%	212,179
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	21.050455	20.265831	-3.73%	352,432
2014	20.765745	21.050455	1.37%	386,934
2013	19.619773	20.765745	5.84%	44,370
2012	17.326410	19.619773	13.24%	56,276
2011	16.882971	17.326410	2.63%	71,492
2010	15.093811	16.882971	11.85%	83,611
2009	10.458553	15.093811	44.32%	96,065
2008	14.692698	10.458553	-28.82%	117,694
2007	14.412770	14.692698	1.94%	149,392
2006	13.182227	14.412770	9.33%	199,272
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	26.022987	24.047691	-7.59%	451,032
2014	24.168378	26.022987	7.67%	473,048
2013	18.070541	24.168378	33.74%	517,450
2012	15.470175	18.070541	16.81%	493,848
2011	16.059186	15.470175	-3.67%	566,784
2010	14.072345	16.059186	14.12%	586,924
2009	11.098645	14.072345	26.79%	555,118
2008	17.884339	11.098645	-37.94%	641,972
2007	18.577828	17.884339	-3.73%	1,386,846
2006	16.262888	18.577828	14.23%	824,740
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	13.295423	12.985771	-2.33%	83,507
2014	12.622173	13.295423	5.33%	98,844
2013	8.896205	12.622173	41.88%	168,831
2012	7.703104	8.896205	15.49%	117,971
2011	8.820667	7.703104	-12.67%	140,089
2010	7.733391	8.820667	14.06%	147,759
2009	5.114540	7.733391	51.20%	113,514
2008*	10.000000	5.114540	-48.85%	6,982
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	15.300656	15.061419	-1.56%	881,318
2014	14.006605	15.300656	9.24%	1,014,913
2013	10.226827	14.006605	36.96%	1,114,419
2012	9.288702	10.226827	10.10%	1,155,740
2011	9.713768	9.288702	-4.38%	1,252,155
2010	7.952881	9.713768	22.14%	1,369,638
2009	6.128884	7.952881	29.76%	2,674,500
2008*	10.000000	6.128884	-38.71%	3,127,326
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.973144	12.599046	-2.88%	314,944
2014	12.559301	12.973144	3.30%	324,853
2013	9.812976	12.559301	27.99%	344,857
2012	8.546808	9.812976	14.81%	504,101
2011	9.235097	8.546808	-7.45%	502,783
2010	8.127013	9.235097	13.63%	455,211
2009	6.363626	8.127013	27.71%	204,984
2008*	10.000000	6.363626	-36.36%	97,152
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.819763	12.538101	-2.20%	3,105,899
2014	12.434537	12.819763	3.10%	3,219,861
2013	10.971118	12.434537	13.34%	3,379,658
2012	9.993661	10.971118	9.78%	3,192,776
2011	10.247522	9.993661	-2.48%	3,413,660
2010	9.389621	10.247522	9.14%	3,509,183
2009	7.927537	9.389621	18.44%	1,765,210
2008*	10.000000	7.927537	-20.72%	378,240
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.064675	12.742843	-2.46%	8,944,163
2014	12.623676	13.064675	3.49%	9,061,228
2013	10.532766	12.623676	19.85%	8,953,737
2012	9.376385	10.532766	12.33%	8,804,016
2011	9.823944	9.376385	-4.56%	8,997,733
2010	8.842676	9.823944	11.10%	8,885,708
2009	7.204634	8.842676	22.74%	4,659,340
2008*	10.000000	7.204634	-27.95%	781,370
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	12.085949	11.859292	-1.88%	1,932,830
2014	11.831794	12.085949	2.15%	2,073,256
2013	11.406770	11.831794	3.73%	2,188,324
2012	10.734806	11.406770	6.26%	2,556,635
2011	10.708329	10.734806	0.25%	2,439,564
2010	10.143105	10.708329	5.57%	2,349,184
2009	9.078992	10.143105	11.72%	1,730,306
2008*	10.000000	9.078992	-9.21%	406,041
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.954322	10.363390	-5.39%	30,332
2014	10.836834	10.954322	1.08%	33,051
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.959248	10.304924	-5.97%	15,574
2014	10.975511	10.959248	-0.15%	56,517
2013*	10.000000	10.975511	9.76%	5,076
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.955579	12.670096	-2.20%	7,875,063
2014	12.533509	12.955579	3.37%	8,123,700
2013	10.762993	12.533509	16.45%	8,615,880
2012	9.689863	10.762993	11.07%	9,080,539
2011	10.036480	9.689863	-3.45%	9,353,862
2010	9.116587	10.036480	10.09%	8,919,553
2009	7.562819	9.116587	20.54%	4,598,715
2008*	10.000000	7.562819	-24.37%	1,248,891
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.993982	12.650899	-2.64%	4,114,055
2014	12.571666	12.993982	3.36%	4,191,006
2013	10.233532	12.571666	22.85%	4,309,830
2012	9.035018	10.233532	13.27%	4,589,067
2011	9.587811	9.035018	-5.77%	4,816,555
2010	8.559890	9.587811	12.01%	5,224,605
2009	6.841204	8.559890	25.12%	3,460,479
2008*	10.000000	6.841204	-31.59%	2,121,221
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.636825	12.358450	-2.20%	1,934,810
2014	12.282434	12.636825	2.89%	1,903,244
2013	11.169980	12.282434	9.96%	2,065,052
2012	10.268845	11.169980	8.78%	2,127,340
2011	10.416230	10.268845	-1.41%	2,373,387
2010	9.664334	10.416230	7.78%	2,419,793
2009	8.307908	9.664334	16.33%	1,274,715
2008*	10.000000	8.307908	-16.92%	432,736
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.461605	12.209832	-2.02%	573,292
2014	12.043098	12.461605	3.48%	638,475
2013	12.448172	12.043098	-3.25%	647,577
2012	11.716609	12.448172	6.24%	658,906
2011	11.156576	11.716609	5.02%	652,268
2010	10.569931	11.156576	5.55%	755,531
2009	9.846940	10.569931	7.34%	1,185,400
2008*	10.000000	9.846940	-1.53%	45,420
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.503984	13.279654	-1.66%	224,397
2014	13.025248	13.503984	3.68%	234,009
2013	13.452380	13.025248	-3.18%	169,187
2012	12.704929	13.452380	5.88%	150,333
2011	12.119428	12.704929	4.83%	140,762
2010	11.340265	12.119428	6.87%	129,342
2009	9.852755	11.340265	15.10%	80,342
2008*	10.000000	9.852755	-1.47%	21,244
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	31.715737	26.261721	-17.20%	173,855
2014	34.035014	31.715737	-6.81%	193,620
2013	34.283888	34.035014	-0.73%	7,749
2012	29.646544	34.283888	15.64%	9,709
2011	38.746446	29.646544	-23.49%	11,146
2010	33.815985	38.746446	14.58%	13,488
2009	20.975923	33.815985	61.21%	15,423
2008	50.440300	20.975923	-58.41%	23,197
2007	35.146754	50.440300	43.51%	39,578
2006	26.082562	35.146754	34.75%	47,163
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	13.494346	13.324658	-1.26%	1,739,240
2014	13.054852	13.494346	3.37%	2,038,107
2013	13.764967	13.054852	-5.16%	2,217,614
2012	13.512438	13.764967	1.87%	2,368,385
2011	12.744590	13.512438	6.02%	2,639,989
2010	12.304475	12.744590	3.58%	3,049,932
2009	12.121741	12.304475	1.51%	4,369,489
2008	11.383970	12.121741	6.48%	4,728,497
2007	10.747750	11.383970	5.92%	3,503,328
2006	10.520907	10.747750	2.16%	2,231,883
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	9.028520	8.637247	-4.33%	356,303
2014	9.199775	9.028520	-1.86%	358,173
2013	7.916447	9.199775	16.21%	347,795
2012	6.950462	7.916447	13.90%	335,316
2011	7.812388	6.950462	-11.03%	367,870
2010	6.993821	7.812388	11.70%	332,995
2009	5.465521	6.993821	27.96%	295,905
2008*	10.000000	5.465521	-45.34%	70,617
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.972865	9.721257	-2.52%	242,593
2014	10.754329	9.972865	-7.27%	279,945
2013	8.990410	10.754329	19.62%	298,725
2012	7.694006	8.990410	16.85%	344,673
2011	8.930901	7.694006	-13.85%	327,256
2010	8.412370	8.930901	6.16%	328,990
2009	6.617105	8.412370	27.13%	275,225
2008	11.762888	6.617105	-43.75%	114,955
2007	10.879072	11.762888	8.12%	97,679
2006*	10.000000	10.879072	8.79%	33,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	25.332564	24.791306	-2.14%	561,474
2014	24.410332	25.332564	3.78%	508,019
2013	19.406489	24.410332	25.78%	532,854
2012	16.938944	19.406489	14.57%	687,291
2011	17.836829	16.938944	-5.03%	661,280
2010	15.741444	17.836829	13.31%	734,918
2009	12.518763	15.741444	25.74%	757,204
2008	20.052686	12.518763	-37.57%	779,214
2007	19.146442	20.052686	4.73%	792,261
2006	16.572991	19.146442	15.53%	715,041
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.671697	15.464566	-1.32%	770,178
2014	15.158944	15.671697	3.38%	875,831
2013	13.520328	15.158944	12.12%	857,323
2012	12.504317	13.520328	8.13%	801,775
2011	12.538559	12.504317	-0.27%	761,819
2010	11.550746	12.538559	8.55%	736,697
2009*	10.000000	11.550746	15.51%	200,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.902199	17.602214	-1.68%	2,170,215
2014	17.213315	17.902199	4.00%	2,117,797
2013	14.572666	17.213315	18.12%	2,165,045
2012	13.133714	14.572666	10.96%	2,026,074
2011	13.411681	13.133714	-2.07%	2,008,310
2010	12.110672	13.411681	10.74%	1,858,112
2009*	10.000000	12.110672	21.11%	864,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.695321	14.564788	-0.89%	1,800,077
2014	14.309590	14.695321	2.70%	2,067,492
2013	13.808862	14.309590	3.63%	2,215,482
2012	13.282450	13.808862	3.96%	2,284,133
2011	13.054060	13.282450	1.75%	2,257,480
2010	12.471040	13.054060	4.67%	2,347,436
2009	11.565462	12.471040	7.83%	1,799,805
2008	12.449849	11.565462	-7.10%	1,274,549
2007	11.952305	12.449849	4.16%	803,008
2006	11.388958	11.952305	4.95%	705,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.807752	10.337192	-4.35%	2,213
2014	10.671417	10.807752	1.28%	5,085
2013*	10.000000	10.671417	6.71%	3,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.820654	10.273175	-5.06%	15,157
2014	10.759988	10.820654	0.56%	45,979
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	20.224004	19.924520	-1.48%	6,797,105
2014	19.451473	20.224004	3.97%	6,946,393
2013	16.872314	19.451473	15.29%	7,524,703
2012	15.403616	16.872314	9.53%	7,830,710
2011	15.588745	15.403616	-1.19%	8,221,034
2010	14.218297	15.588745	9.64%	8,390,680
2009	12.073397	14.218297	17.77%	7,368,184
2008	15.902704	12.073397	-24.08%	6,065,283
2007	15.226962	15.902704	4.44%	5,727,126
2006	13.833145	15.226962	10.08%	4,770,625
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	23.195107	22.761033	-1.87%	5,998,928
2014	22.356717	23.195107	3.75%	6,362,871
2013	18.481146	22.356717	20.97%	6,658,687
2012	16.435137	18.481146	12.45%	6,583,833
2011	16.987195	16.435137	-3.25%	6,766,756
2010	15.230066	16.987195	11.54%	7,086,774
2009	12.385996	15.230066	22.96%	6,245,621
2008	18.263302	12.385996	-32.18%	6,151,367
2007	17.406379	18.263302	4.92%	5,268,304
2006	15.372992	17.406379	13.23%	3,539,345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	17.537747	17.330765	-1.18%	2,335,398
2014	16.938973	17.537747	3.53%	2,500,596
2013	15.508419	16.938973	9.22%	2,548,318
2012	14.521734	15.508419	6.79%	2,740,676
2011	14.393460	14.521734	0.89%	2,715,769
2010	13.418114	14.393460	7.27%	2,900,993
2009	11.848856	13.418114	13.24%	2,731,905
2008	14.109371	11.848856	-16.02%	2,573,395
2007	13.484310	14.109371	4.64%	2,439,953
2006	12.581077	13.484310	7.18%	2,233,929
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.637536	23.456331	3.62%	1,608,060
2014	21.094704	22.637536	7.31%	1,796,330
2013	15.658311	21.094704	34.72%	2,023,556
2012	13.376674	15.658311	17.06%	2,379,329
2011	13.878241	13.376674	-3.61%	2,810,026
2010	12.937743	13.878241	7.27%	3,457,544
2009*	10.000000	12.937743	29.38%	24,883
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.951825	9.616317	-3.37%	93,519
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.148174	10.045670	-1.01%	7,537
2014*	10.000000	10.148174	1.48%	500
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	35.467680	34.171304	-3.66%	289,610
2014	32.791237	35.467680	8.16%	318,558
2013	24.932794	32.791237	31.52%	346,122
2012	21.471749	24.932794	16.12%	391,977
2011	22.288107	21.471749	-3.66%	439,833
2010	17.866024	22.288107	24.75%	449,208
2009	13.216175	17.866024	35.18%	460,683
2008	21.043186	13.216175	-37.19%	442,381
2007	19.793057	21.043186	6.32%	473,365
2006	18.220786	19.793057	8.63%	452,505
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.140543	10.023926	-1.15%	3,772,353
2014	10.258510	10.140543	-1.15%	4,237,081
2013	10.377853	10.258510	-1.15%	4,549,542
2012	10.498914	10.377853	-1.15%	5,406,580
2011	10.620705	10.498914	-1.15%	4,940,746
2010	10.744251	10.620705	-1.15%	4,248,760
2009	10.864686	10.744251	-1.11%	4,044,712
2008	10.769904	10.864686	0.88%	5,268,231
2007	10.397563	10.769904	3.58%	3,251,176
2006	10.062340	10.397563	3.33%	2,014,139
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.948421	15.309363	-4.01%	612,263
2014	15.530801	15.948421	2.69%	667,423
2013	15.890146	15.530801	-2.26%	646,368
2012	14.321138	15.890146	10.96%	665,575
2011	13.725856	14.321138	4.34%	651,520
2010	12.556122	13.725856	9.32%	681,586
2009	10.212412	12.556122	22.95%	541,514
2008	12.491118	10.212412	-18.24%	446,777
2007	12.078610	12.491118	3.42%	500,099
2006	11.654865	12.078610	3.64%	449,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.951496	10.754701	-1.80%	1,257,084
2014	11.230744	10.951496	-2.49%	1,378,913
2013	9.383592	11.230744	19.68%	1,351,603
2012	8.217612	9.383592	14.19%	1,395,203
2011	9.198227	8.217612	-10.66%	1,491,933
2010	8.176393	9.198227	12.50%	1,625,300
2009	6.077196	8.176393	34.54%	2,778,612
2008*	10.000000	6.077196	-39.23%	2,768,334
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	16.082691	15.047914	-6.43%	266,726
2014	18.012939	16.082691	-10.72%	269,999
2013	15.053686	18.012939	19.66%	7,106
2012	13.011087	15.053686	15.70%	7,330
2011	15.746802	13.011087	-17.37%	8,299
2010	15.043154	15.746802	4.68%	14,973
2009	11.750680	15.043154	28.02%	15,048
2008	22.211152	11.750680	-47.10%	19,132
2007	21.878393	22.211152	1.52%	26,122
2006	18.081550	21.878393	21.00%	28,702
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.620369	14.904528	1.94%	782,682
2014	13.427775	14.620369	8.88%	870,568
2013	10.106069	13.427775	32.87%	989,421
2012	8.803074	10.106069	14.80%	1,081,674
2011	9.202757	8.803074	-4.34%	1,215,590
2010	8.070301	9.202757	14.03%	1,390,102
2009	6.311593	8.070301	27.86%	1,688,441
2008*	10.000000	6.311593	-36.88%	18,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.878543	13.247487	-4.55%	265,283
2014	12.735469	13.878543	8.98%	309,494
2013	9.541471	12.735469	33.47%	355,957
2012	8.208690	9.541471	16.24%	429,046
2011	8.842733	8.208690	-7.17%	491,465
2010	7.934264	8.842733	11.45%	581,435
2009	6.299706	7.934264	25.95%	509,201
2008*	10.000000	6.299706	-37.00%	43,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.648357	14.429845	-1.49%	749,958
2014	14.287313	14.648357	2.53%	859,543
2013	10.427761	14.287313	37.01%	923,462
2012	9.201800	10.427761	13.32%	1,058,015
2011	9.742267	9.201800	-5.55%	1,209,790
2010	7.792888	9.742267	25.01%	1,374,095
2009	6.221846	7.792888	25.25%	2,085,792
2008*	10.000000	6.221846	-37.78%	1,003,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.619336	16.914135	-4.00%	649,946
2014	15.231863	17.619336	15.67%	710,944
2013	11.357084	15.231863	34.12%	744,460
2012	9.875328	11.357084	15.00%	789,533
2011	10.227396	9.875328	-3.44%	836,307
2010	8.648417	10.227396	18.26%	921,221
2009	6.705806	8.648417	28.97%	1,516,816
2008*	10.000000	6.705806	-32.94%	1,997,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	23.522555	23.375200	-0.63%	95,550
2014	23.207171	23.522555	1.36%	93,353
2013	16.309138	23.207171	42.30%	110,604
2012	14.589165	16.309138	11.79%	127,796
2011	14.886743	14.589165	-2.00%	163,914
2010	12.037789	14.886743	23.67%	151,443
2009	9.574786	12.037789	25.72%	183,987
2008	18.117657	9.574786	-47.15%	196,205
2007	16.739290	18.117657	8.23%	238,615
2006	16.442630	16.739290	1.80%	214,800
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	35.379738	32.773322	-7.37%	136,848
2014	33.523407	35.379738	5.54%	153,210
2013	24.219631	33.523407	38.41%	152,739
2012	20.366624	24.219631	18.92%	162,443
2011	21.791420	20.366624	-6.54%	185,559
2010	17.430204	21.791420	25.02%	207,853
2009	14.009965	17.430204	24.41%	204,856
2008	20.935362	14.009965	-33.08%	229,635
2007	22.830704	20.935362	-8.30%	271,094
2006	19.723493	22.830704	15.75%	323,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	31.182839	30.240076	-3.02%	209,409
2014	31.371196	31.182839	-0.60%	258,014
2013	22.579731	31.371196	38.94%	300,909
2012	19.824409	22.579731	13.90%	362,401
2011	21.290055	19.824409	-6.88%	416,642
2010	17.232892	21.290055	23.54%	495,244
2009	12.968402	17.232892	32.88%	514,396
2008	21.282196	12.968402	-39.06%	675,298
2007	21.130800	21.282196	0.72%	706,123
2006	19.128034	21.130800	10.47%	665,832
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	23.096328	22.981833	-0.50%	643,140
2014	20.895881	23.096328	10.53%	709,291
2013	16.162472	20.895881	29.29%	770,806
2012	14.362170	16.162472	12.54%	819,681
2011	14.474172	14.362170	-0.77%	918,712
2010	12.932384	14.474172	11.92%	1,037,601
2009	10.419872	12.932384	24.11%	1,816,524
2008	18.053627	10.419872	-42.28%	2,191,726
2007	16.928560	18.053627	6.65%	1,889,754
2006	15.101256	16.928560	12.10%	1,038,251
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	14.317576	13.351815	-6.75%	944,453
2014	11.262367	14.317576	27.13%	1,190,935
2013	11.093835	11.262367	1.52%	1,302,842
2012	9.710185	11.093835	14.25%	1,419,269
2011	9.254814	9.710185	4.92%	1,534,371
2010	7.211786	9.254814	28.33%	1,706,600
2009	5.589945	7.211786	29.01%	1,736,104
2008*	10.000000	5.589945	-44.10%	86,856
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.089868	13.061331	-0.22%	365,086
2014	11.710717	13.089868	11.78%	302,220
2013*	10.000000	11.710717	17.11%	70,239
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.653524	10.495092	-1.49%	554,440
2014	10.724502	10.653524	-0.66%	563,900
2013	10.837845	10.724502	-1.05%	584,514
2012	10.591062	10.837845	2.33%	548,958
2011	10.576649	10.591062	0.14%	629,323
2010	10.446897	10.576649	1.24%	868,476
2009	9.866941	10.446897	5.88%	881,154
2008*	10.000000	9.866941	-1.33%	134,410
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	13.003827	12.226748	-5.98%	41,433
2014	12.582420	13.003827	3.35%	29,744
2013*	10.000000	12.582420	25.82%	15,521
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.994609	14.243671	-5.01%	1,114,180
2014	16.514477	14.994609	-9.20%	1,158,518
2013	13.911205	16.514477	18.71%	1,163,275
2012	11.770571	13.911205	18.19%	1,239,604
2011	13.596896	11.770571	-13.43%	1,307,304
2010	12.934195	13.596896	5.12%	1,317,370
2009*	10.000000	12.934195	29.34%	2,087,832
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	31.174254	31.122324	-0.17%	16,473
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.882343	10.776974	-0.97%	859,805
2014	10.942194	10.882343	-0.55%	964,173
2013	11.001623	10.942194	-0.54%	1,056,297
2012	10.639941	11.001623	3.40%	1,108,611
2011	10.732383	10.639941	-0.86%	1,146,370
2010	10.312225	10.732383	4.07%	1,321,950
2009	9.205394	10.312225	12.02%	1,631,001
2008	10.757043	9.205394	-14.42%	2,417,944
2007	10.387234	10.757043	3.56%	2,504,771
2006	10.084028	10.387234	3.01%	1,478,431
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	25.582310	25.170871	-1.61%	154,806
2014	23.445821	25.582310	9.11%	168,749
2013	17.236872	23.445821	36.02%	196,808
2012	15.712682	17.236872	9.70%	214,393
2011	16.400315	15.712682	-4.19%	241,612
2010	13.504527	16.400315	21.44%	261,513
2009	10.394877	13.504527	29.92%	295,792
2008	17.365394	10.394877	-40.14%	332,435
2007	16.325586	17.365394	6.37%	2,345,229
2006	14.524712	16.325586	12.40%	1,213,195
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	31.139232	31.911521	2.48%	412,414
2014	30.866879	31.139232	0.88%	456,587
2013	24.589040	30.866879	25.53%	50,189
2012	20.566853	24.589040	19.56%	57,081
2011	22.745144	20.566853	-9.58%	71,766
2010	19.886761	22.745144	14.37%	87,005
2009	14.436640	19.886761	37.75%	103,264
2008	24.476392	14.436640	-41.02%	119,920
2007	23.343167	24.476392	4.85%	150,784
2006	20.120354	23.343167	16.02%	172,727
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.132234	9.766136	-3.61%	188,948
2014	10.000942	10.132234	1.31%	165,465
2013	10.154557	10.000942	-1.51%	200,038
2012*	10.000000	10.154557	1.55%	169,829
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.043192	9.216847	1.92%	84,023
2014*	10.000000	9.043192	-9.57%	45,816
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	24.521168	24.992254	1.92%	725,157
2014	22.469491	24.521168	9.13%	826,511
2013	17.293862	22.469491	29.93%	900,970
2012	15.003542	17.293862	15.27%	952,975
2011	15.225622	15.003542	-1.46%	1,080,849
2010	13.298130	15.225622	14.49%	1,240,303
2009	10.510501	13.298130	26.52%	1,912,600
2008	17.324795	10.510501	-39.33%	2,126,714
2007	16.828784	17.324795	2.95%	1,891,295
2006	14.834684	16.828784	13.44%	1,276,271
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	37.168245	34.501906	-7.17%	200,228
2014	33.675868	37.168245	10.37%	216,382
2013	24.226087	33.675868	39.01%	216,041
2012	20.828212	24.226087	16.31%	208,544
2011	21.584374	20.828212	-3.50%	239,866
2010	17.744186	21.584374	21.64%	266,019
2009	13.113862	17.744186	35.31%	269,373
2008	21.399140	13.113862	-38.72%	763,184
2007	21.955079	21.399140	-2.53%	578,424
2006	19.370473	21.955079	13.34%	351,760
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.450730	9.381376	-10.23%	218,349
2014	10.524441	10.450730	-0.70%	220,833
2013	10.635249	10.524441	-1.04%	247,880
2012*	10.000000	10.635249	6.35%	154,435
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.186450	8.866028	-3.49%	12,775
2014	9.164602	9.186450	0.24%	12,792
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	12.010066	11.020101	-8.24%	140,894
2014	12.113330	12.010066	-0.85%	161,279
2013	13.115558	12.113330	-7.64%	475,666
2012	12.608799	13.115558	4.02%	174,477
2011	11.764923	12.608799	7.17%	246,097
2010	10.881912	11.764923	8.11%	234,030
2009*	10.000000	10.881912	8.82%	117,781
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.683511	11.573261	-0.94%	1,567,663
2014	11.731651	11.683511	-0.41%	1,777,283
2013	11.895761	11.731651	-1.38%	1,750,605
2012	11.380137	11.895761	4.53%	1,700,347
2011	11.397306	11.380137	-0.15%	1,503,543
2010	10.961461	11.397306	3.98%	1,713,746
2009*	10.000000	10.961461	9.61%	1,178,163
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.806099	10.717682	-0.82%	658,938
2014	10.494450	10.806099	2.97%	787,237
2013	10.839073	10.494450	-3.18%	959,214
2012	10.014102	10.839073	8.24%	944,435
2011*	10.000000	10.014102	0.14%	296,488
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	21.477656	19.632507	-8.59%	17,284
2014	19.621556	21.477656	9.46%	19,854
2013	14.630110	19.621556	34.12%	20,603
2012	12.423243	14.630110	17.76%	27,077
2011	13.179160	12.423243	-5.74%	30,234
2010	11.656463	13.179160	13.06%	40,399
2009	9.083964	11.656463	28.32%	38,600
2008	14.990773	9.083964	-39.40%	48,155
2007	16.140864	14.990773	-7.13%	58,556
2006	14.086781	16.140864	14.58%	66,135
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	18.751265	18.561598	-1.01%	2,463
2014	20.348585	18.751265	-7.85%	2,871
2013	16.073335	20.348585	26.60%	3,410
2012	13.337649	16.073335	20.51%	4,201
2011	16.243221	13.337649	-17.89%	7,561
2010	14.934733	16.243221	8.76%	9,282
2009	12.122313	14.934733	23.20%	9,790
2008	21.880176	12.122313	-44.60%	10,486
2007	20.426997	21.880176	7.11%	10,986
2006	16.179193	20.426997	26.25%	11,314
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	23.599548	21.902103	-7.19%	11,248
2014	21.758886	23.599548	8.46%	22,275
2013	15.315255	21.758886	42.07%	26,011
2012	13.563946	15.315255	12.91%	25,125
2011	16.702690	13.563946	-18.79%	59,480
2010	13.987700	16.702690	19.41%	34,350
2009	8.633740	13.987700	62.01%	22,599
2008	13.871050	8.633740	-37.76%	13,573
2007	13.299138	13.871050	4.30%	17,712
2006	12.759864	13.299138	4.23%	20,882
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.783452	32.000556	11.18%	555,353
2014	22.189717	28.783452	29.72%	551,250
2013	14.914208	22.189717	48.78%	602,719
2012	11.517684	14.914208	29.49%	463,083
2011	10.555188	11.517684	9.12%	331,862
2010*	10.000000	10.555188	5.55%	21,536
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.552959	13.285604	-1.97%	135,060
2014	12.746327	13.552959	6.33%	177,641
2013	12.969860	12.746327	-1.72%	182,404
2012	12.016435	12.969860	7.93%	196,324
2011	11.532700	12.016435	4.19%	188,957
2010	10.918054	11.532700	5.63%	201,428
2009	10.097843	10.918054	8.12%	227,562
2008	11.408108	10.097843	-11.49%	1,318,153
2007	10.969146	11.408108	4.00%	1,696,298
2006	10.714855	10.969146	2.37%	744,453
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	23.236956	22.699779	-2.31%	3,651
2014	22.846929	23.236956	1.71%	4,327
2013	25.330782	22.846929	-9.81%	5,140
2012	21.739937	25.330782	16.52%	7,937
2011	20.575707	21.739937	5.66%	8,995
2010	18.967320	20.575707	8.48%	11,366
2009	14.747139	18.967320	28.62%	14,482
2008	17.547321	14.747139	-15.96%	20,854
2007	16.685601	17.547321	5.16%	21,398
2006	15.233456	16.685601	9.53%	25,296
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.234226	-17.66%	917
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.515254	5.601898	-34.21%	43,304
2014	10.648674	8.515254	-20.03%	68,187
2013	9.745932	10.648674	9.26%	97,485
2012*	10.000000	9.745932	-2.54%	186,196
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.387716	5.503148	-34.39%	265,703
2014	10.520797	8.387716	-20.27%	263,354
2013	9.649712	10.520797	9.03%	335,409
2012*	10.000000	9.649712	-3.50%	47,559
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	24.246816	23.277094	-4.00%	106,262
2014	24.998295	24.246816	-3.01%	100,266
2013	16.833485	24.998295	48.50%	110,937
2012	15.787144	16.833485	6.63%	132,268
2011	16.739917	15.787144	-5.69%	130,506
2010	13.358197	16.739917	25.32%	147,446
2009	8.853008	13.358197	50.89%	85,441
130

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.651253	-3.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
131

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.678990	-3.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
132

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.450848	11.294308	-9.29%	0
2014	13.015810	12.450848	-4.34%	0
2013	11.562052	13.015810	12.57%	0
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
133

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
134

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
135

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.306266	13.034755	-2.04%	0
2014	12.744679	13.306266	4.41%	0
2013	9.623018	12.744679	32.44%	0
2012*	10.000000	9.623018	-3.77%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
136

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.606865	-3.93%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
137

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.065793	-9.34%	0
138

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.262176	-7.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
139

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.383151	10.918289	-4.08%	0
2014	11.228131	11.383151	1.38%	0
2013	9.830904	11.228131	14.21%	0
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
140

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
141

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
142

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	12.822857	11.767015	-8.23%	0
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.193617	11.415373	-6.38%	0
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
143

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
144

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0
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Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.125155	15.352873	-10.35%	0
2014	15.951812	17.125155	7.36%	0
2013	12.126778	15.951812	31.54%	0
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
146

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	18.817153	17.127761	-8.98%	0
2014	17.689532	18.817153	6.37%	0
2013	12.694740	17.689532	39.35%	0
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.127897	-18.72%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
147

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
149

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
150

•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
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Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
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The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution.
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Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
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•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
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Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following
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the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
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Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
161

The Best of America® America’s FUTURE Annuity® II
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.584949	11.302851	-2.44%	4,339
2014	11.246597	11.584949	3.01%	6,095
2013	10.164498	11.246597	10.65%	6,004
2012*	10.000000	10.164498	1.64%	1,271
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	25.385604	25.451675	0.26%	39,113
2014	23.497898	25.385604	8.03%	43,119
2013	17.661595	23.497898	33.05%	41,461
2012	15.239557	17.661595	15.89%	48,848
2011	14.534214	15.239557	4.85%	56,562
2010	13.034889	14.534214	11.50%	62,308
2009	10.956904	13.034889	18.97%	64,791
2008	18.690560	10.956904	-41.38%	99,009
2007	18.032753	18.690560	3.65%	124,086
2006	15.593547	18.032753	15.64%	145,120
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	36.198936	33.745167	-6.78%	100,759
2014	33.613007	36.198936	7.69%	113,744
2013	24.705828	33.613007	36.05%	124,579
2012	21.097393	24.705828	17.10%	129,980
2011	23.356111	21.097393	-9.67%	154,676
2010	18.664793	23.356111	25.13%	161,956
2009	13.235829	18.664793	41.02%	116,635
2008	20.839679	13.235829	-36.49%	69,782
2007	20.766243	20.839679	0.35%	40,716
2006	18.394800	20.766243	12.89%	39,881

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	14.212713	13.702519	-3.59%	1,160,596
2014	13.918761	14.212713	2.11%	1,405,799
2013	15.385268	13.918761	-9.53%	1,350,447
2012	14.494173	15.385268	6.15%	1,552,332
2011	13.121239	14.494173	10.46%	1,575,565
2010	12.627445	13.121239	3.91%	1,583,998
2009	11.590410	12.627445	8.95%	1,482,196
2008	11.914534	11.590410	-2.72%	1,114,857
2007	11.008718	11.914534	8.23%	635,444
2006	10.962430	11.008718	0.42%	643,393
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	25.503376	23.710326	-7.03%	29,810
2014	22.967802	25.503376	11.04%	31,006
2013	17.149681	22.967802	33.93%	33,373
2012	15.158178	17.149681	13.14%	44,474
2011	14.908262	15.158178	1.68%	58,958
2010	13.245674	14.908262	12.55%	72,705
2009	11.377543	13.245674	16.42%	74,707
2008	17.634281	11.377543	-35.48%	90,677
2007	17.918223	17.634281	-1.58%	99,805
2006	15.517116	17.918223	15.47%	120,140
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	24.063288	23.410849	-2.71%	371,645
2014	20.942467	24.063288	14.90%	398,710
2013	16.309491	20.942467	28.41%	443,051
2012	14.196027	16.309491	14.89%	470,675
2011	14.482922	14.196027	-1.98%	447,935
2010	12.314461	14.482922	17.61%	495,196
2009	9.597456	12.314461	28.31%	416,284
2008	12.861436	9.597456	-25.38%	332,326
2007	13.335329	12.861436	-3.55%	295,694
2006	11.220590	13.335329	18.85%	195,054
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.777334	-2.23%	26,255
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.470652	15.139654	-2.14%	361,589
2014	15.353952	15.470652	0.76%	386,264
2013	13.575527	15.353952	13.10%	336,564
2012	12.489067	13.575527	8.70%	362,689
2011	13.111331	12.489067	-4.75%	358,880
2010	12.084265	13.111331	8.50%	306,142
2009*	10.000000	12.084265	20.84%	88,039
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.229679	-7.70%	9,783

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.805385	-1.95%	23,833
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.786348	11.822522	-7.54%	66,997
2014	12.246999	12.786348	4.40%	49,466
2013*	10.000000	12.246999	22.47%	24,845
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.900598	10.504113	-3.64%	113,990
2014*	10.000000	10.900598	9.01%	32,904
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	35.734867	34.501040	-3.45%	244,395
2014	34.389346	35.734867	3.91%	270,258
2013	24.723264	34.389346	39.10%	307,918
2012	21.609807	24.723264	14.41%	357,143
2011	21.738352	21.609807	-0.59%	405,770
2010	17.477229	21.738352	24.38%	434,664
2009	14.141452	17.477229	23.59%	324,553
2008	20.707767	14.141452	-31.71%	311,346
2007	21.088094	20.707767	-1.80%	305,465
2006	18.645717	21.088094	13.10%	299,623
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	25.891724	25.816234	-0.29%	681,280
2014	23.158254	25.891724	11.80%	764,770
2013	17.787890	23.158254	30.19%	937,568
2012	15.583821	17.787890	14.14%	1,144,606
2011	15.513376	15.583821	0.45%	1,310,315
2010	13.701928	15.513376	13.22%	1,516,601
2009	10.997151	13.701928	24.60%	1,486,651
2008	17.749446	10.997151	-38.04%	1,330,457
2007	17.103366	17.749446	3.78%	1,423,763
2006	15.018123	17.103366	13.88%	1,348,855
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	23.369551	22.473903	-3.83%	290,709
2014	21.925375	23.369551	6.59%	319,876
2013	18.357321	21.925375	19.44%	468,207
2012	16.861989	18.357321	8.87%	578,711
2011	15.686839	16.861989	7.49%	451,833
2010	13.793989	15.686839	13.72%	300,171
2009	11.416659	13.793989	20.82%	221,765
2008	16.434209	11.416659	-30.53%	212,268
2007	15.560255	16.434209	5.62%	200,944
2006	13.545393	15.560255	14.87%	239,915

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	20.812911	20.054628	-3.64%	14,738
2014	20.780409	20.812911	0.16%	17,984
2013	14.183132	20.780409	46.51%	19,910
2012	11.933275	14.183132	18.85%	33,034
2011	14.046592	11.933275	-15.05%	44,413
2010	10.862462	14.046592	29.31%	50,974
2009	8.737661	10.862462	24.32%	55,788
2008	14.204831	8.737661	-38.49%	55,371
2007	16.198118	14.204831	-12.31%	61,073
2006	15.828751	16.198118	2.33%	64,050
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	10.023323	9.809744	-2.13%	115,897
2014	10.082244	10.023323	-0.58%	51,711
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.967883	15.693541	-7.51%	10,030
2014	17.396767	16.967883	-2.47%	11,236
2013	15.156791	17.396767	14.78%	12,519
2012	13.936178	15.156791	8.76%	15,275
2011	14.919895	13.936178	-6.59%	24,009
2010	13.356052	14.919895	11.71%	23,987
2009	11.928954	13.356052	11.96%	17,845
2008	17.158258	11.928954	-30.48%	18,817
2007	15.832465	17.158258	8.37%	23,108
2006	13.833020	15.832465	14.45%	27,918
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	14.445469	14.216606	-1.58%	274,425
2014	14.117600	14.445469	2.32%	323,703
2013	14.175452	14.117600	-0.41%	344,777
2012	13.103008	14.175452	8.18%	410,905
2011	12.996350	13.103008	0.82%	451,457
2010	12.141918	12.996350	7.04%	495,513
2009	10.222693	12.141918	18.77%	510,951
2008	11.186532	10.222693	-8.62%	575,447
2007	10.764091	11.186532	3.92%	623,061
2006	10.478252	10.764091	2.73%	596,446
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.693791	15.431036	-1.67%	550,746
2014	15.234807	15.693791	3.01%	508,155
2013	13.615311	15.234807	11.89%	615,783
2012	12.344227	13.615311	10.30%	658,823
2011	12.541130	12.344227	-1.57%	647,278
2010	11.272730	12.541130	11.25%	643,863
2009	9.200014	11.272730	22.53%	367,948
2008	12.437405	9.200014	-26.03%	294,231
2007	11.605434	12.437405	7.17%	227,996
2006	10.713685	11.605434	8.32%	70,524

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	16.271976	16.011015	-1.60%	2,238,780
2014	15.738060	16.271976	3.39%	2,206,195
2013	13.768453	15.738060	14.31%	2,271,766
2012	12.318852	13.768453	11.77%	1,999,929
2011	12.618539	12.318852	-2.37%	1,908,281
2010	11.165396	12.618539	13.01%	1,883,770
2009	8.786820	11.165396	27.07%	1,122,235
2008	13.227994	8.786820	-33.57%	655,484
2007	12.169729	13.227994	8.70%	382,153
2006	11.020914	12.169729	10.42%	103,174
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.980427	16.696269	-1.67%	204,024
2014	16.400060	16.980427	3.54%	172,714
2013	13.665277	16.400060	20.01%	174,441
2012	12.002448	13.665277	13.85%	146,534
2011	12.495314	12.002448	-3.94%	114,401
2010	10.907377	12.495314	14.56%	121,464
2009	8.411623	10.907377	29.67%	98,093
2008	13.763321	8.411623	-38.88%	86,398
2007	12.535369	13.763321	9.80%	109,955
2006	11.229430	12.535369	11.63%	104,553
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.694870	13.861733	-21.66%	381,804
2014	20.520501	17.694870	-13.77%	405,609
2013	16.721636	20.520501	22.72%	541,779
2012	16.151935	16.721636	3.53%	661,106
2011	17.235639	16.151935	-6.29%	718,439
2010	14.632820	17.235639	17.79%	628,594
2009	10.030983	14.632820	45.88%	633,937
2008	22.256534	10.030983	-54.93%	677,213
2007	15.460332	22.256534	43.96%	617,637
2006	13.411310	15.460332	15.28%	420,020
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	24.081035	22.795194	-5.34%	882,104
2014	22.456933	24.081035	7.23%	945,804
2013	17.772487	22.456933	26.36%	1,054,523
2012	15.360050	17.772487	15.71%	1,156,778
2011	15.437284	15.360050	-0.50%	1,310,620
2010	13.589574	15.437284	13.60%	1,417,237
2009	10.584588	13.589574	28.39%	1,382,052
2008	18.724223	10.584588	-43.47%	1,414,942
2007	18.705230	18.724223	0.10%	1,523,613
2006	15.777855	18.705230	18.55%	1,452,988

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	25.905931	27.376076	5.67%	550,485
2014	23.607433	25.905931	9.74%	523,238
2013	17.560229	23.607433	34.44%	448,388
2012	15.528478	17.560229	13.08%	500,563
2011	15.713867	15.528478	-1.18%	553,002
2010	12.834093	15.713867	22.44%	568,984
2009	10.146051	12.834093	26.49%	560,531
2008	19.479922	10.146051	-47.92%	571,024
2007	15.559606	19.479922	25.20%	562,001
2006	14.769421	15.559606	5.35%	489,828
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.678405	14.386323	-1.99%	2,001,416
2014	14.059340	14.678405	4.40%	2,333,462
2013	14.523213	14.059340	-3.19%	2,436,403
2012	13.912926	14.523213	4.39%	2,594,965
2011	13.149276	13.912926	5.81%	2,758,095
2010	12.368667	13.149276	6.31%	3,182,914
2009	10.836274	12.368667	14.14%	4,271,065
2008	11.355411	10.836274	-4.57%	3,625,195
2007	11.037441	11.355411	2.88%	3,269,397
2006	10.721986	11.037441	2.94%	1,779,854
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	38.560249	37.495992	-2.76%	681,466
2014	36.789783	38.560249	4.81%	776,632
2013	27.392178	36.789783	34.31%	858,560
2012	24.189033	27.392178	13.24%	1,016,130
2011	27.448841	24.189033	-11.88%	1,232,684
2010	21.597277	27.448841	27.09%	1,308,288
2009	15.633776	21.597277	38.14%	1,242,911
2008	26.188192	15.633776	-40.30%	1,163,105
2007	22.971128	26.188192	14.00%	1,180,821
2006	20.673509	22.971128	11.11%	1,029,551
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.982464	23.467075	2.11%	270,567
2014	25.353374	22.982464	-9.35%	18,940
2013	19.704173	25.353374	28.67%	25,391
2012	16.559384	19.704173	18.99%	27,916
2011	20.265788	16.559384	-18.29%	31,762
2010	18.170300	20.265788	11.53%	50,161
2009	14.563164	18.170300	24.77%	51,742
2008	26.289867	14.563164	-44.61%	85,194
2007	22.722492	26.289867	15.70%	96,312
2006	19.517361	22.722492	16.42%	113,764

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	32.491592	31.093245	-4.30%	42,530
2014	30.859675	32.491592	5.29%	49,507
2013	23.980303	30.859675	28.69%	59,723
2012	19.092565	23.980303	25.60%	70,187
2011	21.233217	19.092565	-10.08%	85,930
2010	17.002078	21.233217	24.89%	104,596
2009	10.944702	17.002078	55.35%	104,465
2008	22.729091	10.944702	-51.85%	118,777
2007	21.808314	22.729091	4.22%	146,166
2006	19.017044	21.808314	14.68%	170,881
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.791557	11.858820	-7.29%	50,228
2014	12.582030	12.791557	1.67%	84,832
2013	10.283833	12.582030	22.35%	72,943
2012	9.020633	10.283833	14.00%	55,850
2011	9.268258	9.020633	-2.67%	65,394
2010	8.504046	9.268258	8.99%	72,394
2009	6.604890	8.504046	28.75%	51,583
2008*	10.000000	6.604890	-33.95%	12,930
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.554820	14.291261	-8.12%	709,020
2014	15.041481	15.554820	3.41%	842,481
2013	13.354649	15.041481	12.63%	824,911
2012	11.992969	13.354649	11.35%	817,735
2011	11.849673	11.992969	1.21%	875,435
2010	10.639189	11.849673	11.38%	954,042
2009	7.937530	10.639189	34.04%	839,921
2008	11.415294	7.937530	-30.47%	877,579
2007	11.130667	11.415294	2.56%	840,340
2006*	10.000000	11.130667	11.31%	256,319
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	26.300762	25.049885	-4.76%	263,610
2014	24.472041	26.300762	7.47%	304,413
2013	19.089239	24.472041	28.20%	362,891
2012	17.248603	19.089239	10.67%	396,779
2011	16.461351	17.248603	4.78%	453,722
2010	13.803199	16.461351	19.26%	522,634
2009	11.899829	13.803199	15.99%	487,878
2008	16.513537	11.899829	-27.94%	587,615
2007	17.168132	16.513537	-3.81%	713,100
2006	14.828269	17.168132	15.78%	821,135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	33.860639	30.998703	-8.45%	348,795
2014	34.060063	33.860639	-0.59%	390,960
2013	25.291090	34.060063	34.67%	445,946
2012	21.612003	25.291090	17.02%	509,560
2011	22.717145	21.612003	-4.86%	602,046
2010	17.922968	22.717145	26.75%	695,914
2009	14.038386	17.922968	27.67%	971,445
2008	21.202291	14.038386	-33.79%	426,232
2007	21.973252	21.202291	-3.51%	425,377
2006	19.001500	21.973252	15.64%	379,010
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.356320	7.435653	-20.53%	224,012
2014*	10.000000	9.356320	-6.44%	247,637
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	22.765198	21.042314	-7.57%	344,825
2014	25.914836	22.765198	-12.15%	348,830
2013	21.319111	25.914836	21.56%	24,797
2012	18.241701	21.319111	16.87%	28,111
2011	20.649570	18.241701	-11.66%	32,248
2010	19.269721	20.649570	7.16%	50,572
2009	14.224700	19.269721	35.47%	49,384
2008	24.136152	14.224700	-41.06%	58,168
2007	21.149341	24.136152	14.12%	73,308
2006	17.616721	21.149341	20.05%	82,138
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.828317	9.297078	-5.41%	863,789
2014	9.763677	9.828317	0.66%	1,098,830
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.803858	10.989354	-6.90%	2
2014	11.487935	11.803858	2.75%	583
2013	10.233283	11.487935	12.26%	8,683
2012*	10.000000	10.233283	2.33%	2
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.261380	10.330904	0.68%	99,796
2014	9.918609	10.261380	3.46%	208,190
2013*	10.000000	9.918609	-0.81%	5,231
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.267087	14.772922	3.55%	81,260
2014	13.343116	14.267087	6.92%	65,509
2013	9.655742	13.343116	38.19%	66,901
2012*	10.000000	9.655742	-3.44%	78,504

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	13.035277	12.333799	-5.38%	13,057
2014	12.659081	13.035277	2.97%	12,625
2013	9.968791	12.659081	26.99%	6,290
2012*	10.000000	9.968791	-0.31%	3,575
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	14.015979	13.999135	-0.12%	143,392
2014	13.166297	14.015979	6.45%	161,846
2013	9.750436	13.166297	35.03%	176,666
2012*	10.000000	9.750436	-2.50%	213,279
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.965561	14.464707	-9.40%	241,517
2014	17.048949	15.965561	-6.35%	381,159
2013	13.783255	17.048949	23.69%	451,285
2012	11.700313	13.783255	17.80%	481,697
2011	12.755306	11.700313	-8.27%	545,519
2010	11.873555	12.755306	7.43%	466,256
2009*	10.000000	11.873555	18.74%	258,224
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.911916	11.008964	-7.58%	291,511
2014	11.825257	11.911916	0.73%	443,727
2013	10.826150	11.825257	9.23%	545,619
2012*	10.000000	10.826150	8.26%	245,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.803004	12.855627	-6.86%	102,448
2014	12.944900	13.803004	6.63%	94,918
2013	10.078253	12.944900	28.44%	88,876
2012*	10.000000	10.078253	0.78%	24,062
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	24.557325	24.374565	-0.74%	51,892
2014	22.952139	24.557325	6.99%	54,951
2013	19.381125	22.952139	18.43%	60,044
2012	17.294055	19.381125	12.07%	63,222
2011	17.260958	17.294055	0.19%	69,908
2010	16.150346	17.260958	6.88%	121,477
2009	13.009955	16.150346	24.14%	103,263
2008	15.679494	13.009955	-17.03%	103,905
2007	14.383232	15.679494	9.01%	103,316
2006	13.177656	14.383232	9.15%	121,807
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.796037	-2.04%	73,019

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	30.881449	34.170332	10.65%	342,112
2014	28.801846	30.881449	7.22%	376,588
2013	22.261226	28.801846	29.38%	461,001
2012	18.182690	22.261226	22.43%	568,090
2011	19.765890	18.182690	-8.01%	623,751
2010	18.778978	19.765890	5.26%	690,654
2009	13.010568	18.778978	44.34%	589,984
2008	23.634716	13.010568	-44.95%	428,840
2007	17.499988	23.634716	35.06%	228,496
2006	16.224004	17.499988	7.86%	87,928
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.423477	14.919967	3.44%	152,764
2014	13.343943	14.423477	8.09%	67,148
2013	9.970499	13.343943	33.83%	86,069
2012*	10.000000	9.970499	-0.30%	62,689
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	30.757342	27.726728	-9.85%	204,941
2014	35.398964	30.757342	-13.11%	210,089
2013	31.335568	35.398964	12.97%	239,145
2012	28.009135	31.335568	11.88%	302,567
2011	41.876759	28.009135	-33.12%	16,036
2010	33.886132	41.876759	23.58%	17,527
2009	19.143301	33.886132	77.01%	18,424
2008	40.540238	19.143301	-52.78%	21,619
2007	32.037740	40.540238	26.54%	22,982
2006	22.102874	32.037740	44.95%	23,384
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.287866	7.339677	-20.98%	90,140
2014	9.852806	9.287866	-5.73%	52,468
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	13.069092	12.641599	-3.27%	31,314
2014	14.292266	13.069092	-8.56%	35,889
2013	10.238380	14.292266	39.59%	75,018
2012*	10.000000	10.238380	2.38%	10,724
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	28.982349	28.381463	-2.07%	1,037,706
2014	26.605168	28.982349	8.94%	1,150,312
2013	19.849130	26.605168	34.04%	1,191,800
2012	17.328416	19.849130	14.55%	1,309,192
2011	17.611740	17.328416	-1.61%	1,490,874
2010	16.019700	17.611740	9.94%	1,582,517
2009	13.234707	16.019700	21.04%	1,837,767
2008	19.906881	13.234707	-33.52%	606,737
2007	18.718319	19.906881	6.35%	466,946
2006	15.713331	18.718319	19.12%	320,410

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	15.101235	15.871014	5.10%	547,587
2014	15.105813	15.101235	-0.03%	484,520
2013	11.972877	15.105813	26.17%	396,137
2012	10.447976	11.972877	14.60%	334,725
2011	10.760516	10.447976	-2.90%	217,738
2010*	10.000000	10.760516	7.61%	95,655
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.750484	-2.50%	85,678
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.925236	15.531504	-8.23%	33,908
2014	17.482977	16.925236	-3.19%	99,330
2013	13.406784	17.482977	30.40%	78,552
2012	11.060501	13.406784	21.21%	57,066
2011	11.291768	11.060501	-2.05%	40,744
2010*	10.000000	11.291768	12.92%	7
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.749450	21.488963	-5.54%	818,938
2014	20.375888	22.749450	11.65%	911,357
2013	15.654684	20.375888	30.16%	1,008,025
2012	13.838196	15.654684	13.13%	1,109,873
2011	13.931081	13.838196	-0.67%	1,292,051
2010	12.455035	13.931081	11.85%	1,488,082
2009*	10.000000	12.455035	24.55%	43,137
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.876089	14.849732	-0.18%	13,298,069
2014	14.333814	14.876089	3.78%	13,881,352
2013	11.761815	14.333814	21.87%	14,126,204
2012	10.282856	11.761815	14.38%	14,222,572
2011	10.306485	10.282856	-0.23%	14,563,960
2010	9.307778	10.306485	10.73%	15,080,901
2009	7.629628	9.307778	22.00%	12,369,142
2008	10.991163	7.629628	-30.58%	6,702,114
2007	10.476339	10.991163	4.91%	3,950,919
2006*	10.000000	10.476339	4.76%	1,564,890
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.938142	11.773591	-1.38%	4,192,021
2014	11.504300	11.938142	3.77%	4,224,948
2013	11.945598	11.504300	-3.69%	4,401,143
2012	11.513086	11.945598	3.76%	4,172,460
2011	11.016128	11.513086	4.51%	4,125,960
2010	10.514432	11.016128	4.77%	4,472,768
2009	9.484428	10.514432	10.86%	3,424,459
2008	10.645730	9.484428	-10.91%	1,628,685
2007	10.458382	10.645730	1.79%	827,288
2006*	10.000000	10.458382	4.58%	268,429

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.734209	16.570921	5.32%	807,825
2014	15.630348	15.734209	0.66%	849,567
2013	12.291636	15.630348	27.16%	924,254
2012	10.185364	12.291636	20.68%	944,471
2011	11.361285	10.185364	-10.35%	1,043,205
2010	10.326441	11.361285	10.02%	1,065,331
2009	7.377345	10.326441	39.98%	973,447
2008	12.162544	7.377345	-39.34%	739,115
2007	10.759272	12.162544	13.04%	528,205
2006*	10.000000	10.759272	7.59%	257,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	15.046269	15.829159	5.20%	1,192,184
2014	14.085094	15.046269	6.82%	1,302,589
2013	10.993629	14.085094	28.12%	1,517,183
2012	9.473308	10.993629	16.05%	1,679,007
2011	10.054668	9.473308	-5.78%	1,908,443
2010	8.605881	10.054668	16.83%	1,975,564
2009	6.273149	8.605881	37.19%	1,810,590
2008	11.375941	6.273149	-44.86%	1,485,640
2007	10.285224	11.375941	10.60%	1,028,580
2006*	10.000000	10.285224	2.85%	434,227
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.640203	13.629860	-0.08%	3,792,794
2014	12.518558	13.640203	8.96%	4,066,547
2013	9.524179	12.518558	31.44%	4,454,223
2012	8.230825	9.524179	15.71%	4,950,337
2011	8.516788	8.230825	-3.36%	5,320,064
2010	7.763734	8.516788	9.70%	5,481,282
2009	6.009658	7.763734	29.19%	3,919,920
2008	9.816107	6.009658	-38.78%	1,442,019
2007*	10.000000	9.816107	-1.84%	212,179
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	21.050455	20.265831	-3.73%	352,432
2014	20.765745	21.050455	1.37%	386,934
2013	19.619773	20.765745	5.84%	44,370
2012	17.326410	19.619773	13.24%	56,276
2011	16.882971	17.326410	2.63%	71,492
2010	15.093811	16.882971	11.85%	83,611
2009	10.458553	15.093811	44.32%	96,065
2008	14.692698	10.458553	-28.82%	117,694
2007	14.412770	14.692698	1.94%	149,392
2006	13.182227	14.412770	9.33%	199,272

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	26.022987	24.047691	-7.59%	451,032
2014	24.168378	26.022987	7.67%	473,048
2013	18.070541	24.168378	33.74%	517,450
2012	15.470175	18.070541	16.81%	493,848
2011	16.059186	15.470175	-3.67%	566,784
2010	14.072345	16.059186	14.12%	586,924
2009	11.098645	14.072345	26.79%	555,118
2008	17.884339	11.098645	-37.94%	641,972
2007	18.577828	17.884339	-3.73%	1,386,846
2006	16.262888	18.577828	14.23%	824,740
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	13.295423	12.985771	-2.33%	83,507
2014	12.622173	13.295423	5.33%	98,844
2013	8.896205	12.622173	41.88%	168,831
2012	7.703104	8.896205	15.49%	117,971
2011	8.820667	7.703104	-12.67%	140,089
2010	7.733391	8.820667	14.06%	147,759
2009	5.114540	7.733391	51.20%	113,514
2008*	10.000000	5.114540	-48.85%	6,982
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	15.300656	15.061419	-1.56%	881,318
2014	14.006605	15.300656	9.24%	1,014,913
2013	10.226827	14.006605	36.96%	1,114,419
2012	9.288702	10.226827	10.10%	1,155,740
2011	9.713768	9.288702	-4.38%	1,252,155
2010	7.952881	9.713768	22.14%	1,369,638
2009	6.128884	7.952881	29.76%	2,674,500
2008*	10.000000	6.128884	-38.71%	3,127,326
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.973144	12.599046	-2.88%	314,944
2014	12.559301	12.973144	3.30%	324,853
2013	9.812976	12.559301	27.99%	344,857
2012	8.546808	9.812976	14.81%	504,101
2011	9.235097	8.546808	-7.45%	502,783
2010	8.127013	9.235097	13.63%	455,211
2009	6.363626	8.127013	27.71%	204,984
2008*	10.000000	6.363626	-36.36%	97,152

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.819763	12.538101	-2.20%	3,105,899
2014	12.434537	12.819763	3.10%	3,219,861
2013	10.971118	12.434537	13.34%	3,379,658
2012	9.993661	10.971118	9.78%	3,192,776
2011	10.247522	9.993661	-2.48%	3,413,660
2010	9.389621	10.247522	9.14%	3,509,183
2009	7.927537	9.389621	18.44%	1,765,210
2008*	10.000000	7.927537	-20.72%	378,240
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.064675	12.742843	-2.46%	8,944,163
2014	12.623676	13.064675	3.49%	9,061,228
2013	10.532766	12.623676	19.85%	8,953,737
2012	9.376385	10.532766	12.33%	8,804,016
2011	9.823944	9.376385	-4.56%	8,997,733
2010	8.842676	9.823944	11.10%	8,885,708
2009	7.204634	8.842676	22.74%	4,659,340
2008*	10.000000	7.204634	-27.95%	781,370
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	12.085949	11.859292	-1.88%	1,932,830
2014	11.831794	12.085949	2.15%	2,073,256
2013	11.406770	11.831794	3.73%	2,188,324
2012	10.734806	11.406770	6.26%	2,556,635
2011	10.708329	10.734806	0.25%	2,439,564
2010	10.143105	10.708329	5.57%	2,349,184
2009	9.078992	10.143105	11.72%	1,730,306
2008*	10.000000	9.078992	-9.21%	406,041
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.954322	10.363390	-5.39%	30,332
2014	10.836834	10.954322	1.08%	33,051
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.959248	10.304924	-5.97%	15,574
2014	10.975511	10.959248	-0.15%	56,517
2013*	10.000000	10.975511	9.76%	5,076
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.955579	12.670096	-2.20%	7,875,063
2014	12.533509	12.955579	3.37%	8,123,700
2013	10.762993	12.533509	16.45%	8,615,880
2012	9.689863	10.762993	11.07%	9,080,539
2011	10.036480	9.689863	-3.45%	9,353,862
2010	9.116587	10.036480	10.09%	8,919,553
2009	7.562819	9.116587	20.54%	4,598,715
2008*	10.000000	7.562819	-24.37%	1,248,891

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.993982	12.650899	-2.64%	4,114,055
2014	12.571666	12.993982	3.36%	4,191,006
2013	10.233532	12.571666	22.85%	4,309,830
2012	9.035018	10.233532	13.27%	4,589,067
2011	9.587811	9.035018	-5.77%	4,816,555
2010	8.559890	9.587811	12.01%	5,224,605
2009	6.841204	8.559890	25.12%	3,460,479
2008*	10.000000	6.841204	-31.59%	2,121,221
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.636825	12.358450	-2.20%	1,934,810
2014	12.282434	12.636825	2.89%	1,903,244
2013	11.169980	12.282434	9.96%	2,065,052
2012	10.268845	11.169980	8.78%	2,127,340
2011	10.416230	10.268845	-1.41%	2,373,387
2010	9.664334	10.416230	7.78%	2,419,793
2009	8.307908	9.664334	16.33%	1,274,715
2008*	10.000000	8.307908	-16.92%	432,736
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.461605	12.209832	-2.02%	573,292
2014	12.043098	12.461605	3.48%	638,475
2013	12.448172	12.043098	-3.25%	647,577
2012	11.716609	12.448172	6.24%	658,906
2011	11.156576	11.716609	5.02%	652,268
2010	10.569931	11.156576	5.55%	755,531
2009	9.846940	10.569931	7.34%	1,185,400
2008*	10.000000	9.846940	-1.53%	45,420
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.503984	13.279654	-1.66%	224,397
2014	13.025248	13.503984	3.68%	234,009
2013	13.452380	13.025248	-3.18%	169,187
2012	12.704929	13.452380	5.88%	150,333
2011	12.119428	12.704929	4.83%	140,762
2010	11.340265	12.119428	6.87%	129,342
2009	9.852755	11.340265	15.10%	80,342
2008*	10.000000	9.852755	-1.47%	21,244
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	31.715737	26.261721	-17.20%	173,855
2014	34.035014	31.715737	-6.81%	193,620
2013	34.283888	34.035014	-0.73%	7,749
2012	29.646544	34.283888	15.64%	9,709
2011	38.746446	29.646544	-23.49%	11,146
2010	33.815985	38.746446	14.58%	13,488
2009	20.975923	33.815985	61.21%	15,423
2008	50.440300	20.975923	-58.41%	23,197
2007	35.146754	50.440300	43.51%	39,578
2006	26.082562	35.146754	34.75%	47,163

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	13.494346	13.324658	-1.26%	1,739,240
2014	13.054852	13.494346	3.37%	2,038,107
2013	13.764967	13.054852	-5.16%	2,217,614
2012	13.512438	13.764967	1.87%	2,368,385
2011	12.744590	13.512438	6.02%	2,639,989
2010	12.304475	12.744590	3.58%	3,049,932
2009	12.121741	12.304475	1.51%	4,369,489
2008	11.383970	12.121741	6.48%	4,728,497
2007	10.747750	11.383970	5.92%	3,503,328
2006	10.520907	10.747750	2.16%	2,231,883
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	9.028520	8.637247	-4.33%	356,303
2014	9.199775	9.028520	-1.86%	358,173
2013	7.916447	9.199775	16.21%	347,795
2012	6.950462	7.916447	13.90%	335,316
2011	7.812388	6.950462	-11.03%	367,870
2010	6.993821	7.812388	11.70%	332,995
2009	5.465521	6.993821	27.96%	295,905
2008*	10.000000	5.465521	-45.34%	70,617
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.972865	9.721257	-2.52%	242,593
2014	10.754329	9.972865	-7.27%	279,945
2013	8.990410	10.754329	19.62%	298,725
2012	7.694006	8.990410	16.85%	344,673
2011	8.930901	7.694006	-13.85%	327,256
2010	8.412370	8.930901	6.16%	328,990
2009	6.617105	8.412370	27.13%	275,225
2008	11.762888	6.617105	-43.75%	114,955
2007	10.879072	11.762888	8.12%	97,679
2006*	10.000000	10.879072	8.79%	33,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	25.332564	24.791306	-2.14%	561,474
2014	24.410332	25.332564	3.78%	508,019
2013	19.406489	24.410332	25.78%	532,854
2012	16.938944	19.406489	14.57%	687,291
2011	17.836829	16.938944	-5.03%	661,280
2010	15.741444	17.836829	13.31%	734,918
2009	12.518763	15.741444	25.74%	757,204
2008	20.052686	12.518763	-37.57%	779,214
2007	19.146442	20.052686	4.73%	792,261
2006	16.572991	19.146442	15.53%	715,041

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.671697	15.464566	-1.32%	770,178
2014	15.158944	15.671697	3.38%	875,831
2013	13.520328	15.158944	12.12%	857,323
2012	12.504317	13.520328	8.13%	801,775
2011	12.538559	12.504317	-0.27%	761,819
2010	11.550746	12.538559	8.55%	736,697
2009*	10.000000	11.550746	15.51%	200,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.902199	17.602214	-1.68%	2,170,215
2014	17.213315	17.902199	4.00%	2,117,797
2013	14.572666	17.213315	18.12%	2,165,045
2012	13.133714	14.572666	10.96%	2,026,074
2011	13.411681	13.133714	-2.07%	2,008,310
2010	12.110672	13.411681	10.74%	1,858,112
2009*	10.000000	12.110672	21.11%	864,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.695321	14.564788	-0.89%	1,800,077
2014	14.309590	14.695321	2.70%	2,067,492
2013	13.808862	14.309590	3.63%	2,215,482
2012	13.282450	13.808862	3.96%	2,284,133
2011	13.054060	13.282450	1.75%	2,257,480
2010	12.471040	13.054060	4.67%	2,347,436
2009	11.565462	12.471040	7.83%	1,799,805
2008	12.449849	11.565462	-7.10%	1,274,549
2007	11.952305	12.449849	4.16%	803,008
2006	11.388958	11.952305	4.95%	705,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.807752	10.337192	-4.35%	2,213
2014	10.671417	10.807752	1.28%	5,085
2013*	10.000000	10.671417	6.71%	3,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.820654	10.273175	-5.06%	15,157
2014	10.759988	10.820654	0.56%	45,979
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	20.224004	19.924520	-1.48%	6,797,105
2014	19.451473	20.224004	3.97%	6,946,393
2013	16.872314	19.451473	15.29%	7,524,703
2012	15.403616	16.872314	9.53%	7,830,710
2011	15.588745	15.403616	-1.19%	8,221,034
2010	14.218297	15.588745	9.64%	8,390,680
2009	12.073397	14.218297	17.77%	7,368,184
2008	15.902704	12.073397	-24.08%	6,065,283
2007	15.226962	15.902704	4.44%	5,727,126
2006	13.833145	15.226962	10.08%	4,770,625

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	23.195107	22.761033	-1.87%	5,998,928
2014	22.356717	23.195107	3.75%	6,362,871
2013	18.481146	22.356717	20.97%	6,658,687
2012	16.435137	18.481146	12.45%	6,583,833
2011	16.987195	16.435137	-3.25%	6,766,756
2010	15.230066	16.987195	11.54%	7,086,774
2009	12.385996	15.230066	22.96%	6,245,621
2008	18.263302	12.385996	-32.18%	6,151,367
2007	17.406379	18.263302	4.92%	5,268,304
2006	15.372992	17.406379	13.23%	3,539,345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	17.537747	17.330765	-1.18%	2,335,398
2014	16.938973	17.537747	3.53%	2,500,596
2013	15.508419	16.938973	9.22%	2,548,318
2012	14.521734	15.508419	6.79%	2,740,676
2011	14.393460	14.521734	0.89%	2,715,769
2010	13.418114	14.393460	7.27%	2,900,993
2009	11.848856	13.418114	13.24%	2,731,905
2008	14.109371	11.848856	-16.02%	2,573,395
2007	13.484310	14.109371	4.64%	2,439,953
2006	12.581077	13.484310	7.18%	2,233,929
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.637536	23.456331	3.62%	1,608,060
2014	21.094704	22.637536	7.31%	1,796,330
2013	15.658311	21.094704	34.72%	2,023,556
2012	13.376674	15.658311	17.06%	2,379,329
2011	13.878241	13.376674	-3.61%	2,810,026
2010	12.937743	13.878241	7.27%	3,457,544
2009*	10.000000	12.937743	29.38%	24,883
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.951825	9.616317	-3.37%	93,519
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.148174	10.045670	-1.01%	7,537
2014*	10.000000	10.148174	1.48%	500
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	35.467680	34.171304	-3.66%	289,610
2014	32.791237	35.467680	8.16%	318,558
2013	24.932794	32.791237	31.52%	346,122
2012	21.471749	24.932794	16.12%	391,977
2011	22.288107	21.471749	-3.66%	439,833
2010	17.866024	22.288107	24.75%	449,208
2009	13.216175	17.866024	35.18%	460,683
2008	21.043186	13.216175	-37.19%	442,381
2007	19.793057	21.043186	6.32%	473,365
2006	18.220786	19.793057	8.63%	452,505

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.140543	10.023926	-1.15%	3,772,353
2014	10.258510	10.140543	-1.15%	4,237,081
2013	10.377853	10.258510	-1.15%	4,549,542
2012	10.498914	10.377853	-1.15%	5,406,580
2011	10.620705	10.498914	-1.15%	4,940,746
2010	10.744251	10.620705	-1.15%	4,248,760
2009	10.864686	10.744251	-1.11%	4,044,712
2008	10.769904	10.864686	0.88%	5,268,231
2007	10.397563	10.769904	3.58%	3,251,176
2006	10.062340	10.397563	3.33%	2,014,139
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.948421	15.309363	-4.01%	612,263
2014	15.530801	15.948421	2.69%	667,423
2013	15.890146	15.530801	-2.26%	646,368
2012	14.321138	15.890146	10.96%	665,575
2011	13.725856	14.321138	4.34%	651,520
2010	12.556122	13.725856	9.32%	681,586
2009	10.212412	12.556122	22.95%	541,514
2008	12.491118	10.212412	-18.24%	446,777
2007	12.078610	12.491118	3.42%	500,099
2006	11.654865	12.078610	3.64%	449,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.951496	10.754701	-1.80%	1,257,084
2014	11.230744	10.951496	-2.49%	1,378,913
2013	9.383592	11.230744	19.68%	1,351,603
2012	8.217612	9.383592	14.19%	1,395,203
2011	9.198227	8.217612	-10.66%	1,491,933
2010	8.176393	9.198227	12.50%	1,625,300
2009	6.077196	8.176393	34.54%	2,778,612
2008*	10.000000	6.077196	-39.23%	2,768,334
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	16.082691	15.047914	-6.43%	266,726
2014	18.012939	16.082691	-10.72%	269,999
2013	15.053686	18.012939	19.66%	7,106
2012	13.011087	15.053686	15.70%	7,330
2011	15.746802	13.011087	-17.37%	8,299
2010	15.043154	15.746802	4.68%	14,973
2009	11.750680	15.043154	28.02%	15,048
2008	22.211152	11.750680	-47.10%	19,132
2007	21.878393	22.211152	1.52%	26,122
2006	18.081550	21.878393	21.00%	28,702

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.620369	14.904528	1.94%	782,682
2014	13.427775	14.620369	8.88%	870,568
2013	10.106069	13.427775	32.87%	989,421
2012	8.803074	10.106069	14.80%	1,081,674
2011	9.202757	8.803074	-4.34%	1,215,590
2010	8.070301	9.202757	14.03%	1,390,102
2009	6.311593	8.070301	27.86%	1,688,441
2008*	10.000000	6.311593	-36.88%	18,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.878543	13.247487	-4.55%	265,283
2014	12.735469	13.878543	8.98%	309,494
2013	9.541471	12.735469	33.47%	355,957
2012	8.208690	9.541471	16.24%	429,046
2011	8.842733	8.208690	-7.17%	491,465
2010	7.934264	8.842733	11.45%	581,435
2009	6.299706	7.934264	25.95%	509,201
2008*	10.000000	6.299706	-37.00%	43,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.648357	14.429845	-1.49%	749,958
2014	14.287313	14.648357	2.53%	859,543
2013	10.427761	14.287313	37.01%	923,462
2012	9.201800	10.427761	13.32%	1,058,015
2011	9.742267	9.201800	-5.55%	1,209,790
2010	7.792888	9.742267	25.01%	1,374,095
2009	6.221846	7.792888	25.25%	2,085,792
2008*	10.000000	6.221846	-37.78%	1,003,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.619336	16.914135	-4.00%	649,946
2014	15.231863	17.619336	15.67%	710,944
2013	11.357084	15.231863	34.12%	744,460
2012	9.875328	11.357084	15.00%	789,533
2011	10.227396	9.875328	-3.44%	836,307
2010	8.648417	10.227396	18.26%	921,221
2009	6.705806	8.648417	28.97%	1,516,816
2008*	10.000000	6.705806	-32.94%	1,997,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	23.522555	23.375200	-0.63%	95,550
2014	23.207171	23.522555	1.36%	93,353
2013	16.309138	23.207171	42.30%	110,604
2012	14.589165	16.309138	11.79%	127,796
2011	14.886743	14.589165	-2.00%	163,914
2010	12.037789	14.886743	23.67%	151,443
2009	9.574786	12.037789	25.72%	183,987
2008	18.117657	9.574786	-47.15%	196,205
2007	16.739290	18.117657	8.23%	238,615
2006	16.442630	16.739290	1.80%	214,800

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	35.379738	32.773322	-7.37%	136,848
2014	33.523407	35.379738	5.54%	153,210
2013	24.219631	33.523407	38.41%	152,739
2012	20.366624	24.219631	18.92%	162,443
2011	21.791420	20.366624	-6.54%	185,559
2010	17.430204	21.791420	25.02%	207,853
2009	14.009965	17.430204	24.41%	204,856
2008	20.935362	14.009965	-33.08%	229,635
2007	22.830704	20.935362	-8.30%	271,094
2006	19.723493	22.830704	15.75%	323,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	31.182839	30.240076	-3.02%	209,409
2014	31.371196	31.182839	-0.60%	258,014
2013	22.579731	31.371196	38.94%	300,909
2012	19.824409	22.579731	13.90%	362,401
2011	21.290055	19.824409	-6.88%	416,642
2010	17.232892	21.290055	23.54%	495,244
2009	12.968402	17.232892	32.88%	514,396
2008	21.282196	12.968402	-39.06%	675,298
2007	21.130800	21.282196	0.72%	706,123
2006	19.128034	21.130800	10.47%	665,832
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	23.096328	22.981833	-0.50%	643,140
2014	20.895881	23.096328	10.53%	709,291
2013	16.162472	20.895881	29.29%	770,806
2012	14.362170	16.162472	12.54%	819,681
2011	14.474172	14.362170	-0.77%	918,712
2010	12.932384	14.474172	11.92%	1,037,601
2009	10.419872	12.932384	24.11%	1,816,524
2008	18.053627	10.419872	-42.28%	2,191,726
2007	16.928560	18.053627	6.65%	1,889,754
2006	15.101256	16.928560	12.10%	1,038,251
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	14.317576	13.351815	-6.75%	944,453
2014	11.262367	14.317576	27.13%	1,190,935
2013	11.093835	11.262367	1.52%	1,302,842
2012	9.710185	11.093835	14.25%	1,419,269
2011	9.254814	9.710185	4.92%	1,534,371
2010	7.211786	9.254814	28.33%	1,706,600
2009	5.589945	7.211786	29.01%	1,736,104
2008*	10.000000	5.589945	-44.10%	86,856
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.089868	13.061331	-0.22%	365,086
2014	11.710717	13.089868	11.78%	302,220
2013*	10.000000	11.710717	17.11%	70,239

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.653524	10.495092	-1.49%	554,440
2014	10.724502	10.653524	-0.66%	563,900
2013	10.837845	10.724502	-1.05%	584,514
2012	10.591062	10.837845	2.33%	548,958
2011	10.576649	10.591062	0.14%	629,323
2010	10.446897	10.576649	1.24%	868,476
2009	9.866941	10.446897	5.88%	881,154
2008*	10.000000	9.866941	-1.33%	134,410
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	13.003827	12.226748	-5.98%	41,433
2014	12.582420	13.003827	3.35%	29,744
2013*	10.000000	12.582420	25.82%	15,521
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.994609	14.243671	-5.01%	1,114,180
2014	16.514477	14.994609	-9.20%	1,158,518
2013	13.911205	16.514477	18.71%	1,163,275
2012	11.770571	13.911205	18.19%	1,239,604
2011	13.596896	11.770571	-13.43%	1,307,304
2010	12.934195	13.596896	5.12%	1,317,370
2009*	10.000000	12.934195	29.34%	2,087,832
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	31.174254	31.122324	-0.17%	16,473
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.882343	10.776974	-0.97%	859,805
2014	10.942194	10.882343	-0.55%	964,173
2013	11.001623	10.942194	-0.54%	1,056,297
2012	10.639941	11.001623	3.40%	1,108,611
2011	10.732383	10.639941	-0.86%	1,146,370
2010	10.312225	10.732383	4.07%	1,321,950
2009	9.205394	10.312225	12.02%	1,631,001
2008	10.757043	9.205394	-14.42%	2,417,944
2007	10.387234	10.757043	3.56%	2,504,771
2006	10.084028	10.387234	3.01%	1,478,431
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	25.582310	25.170871	-1.61%	154,806
2014	23.445821	25.582310	9.11%	168,749
2013	17.236872	23.445821	36.02%	196,808
2012	15.712682	17.236872	9.70%	214,393
2011	16.400315	15.712682	-4.19%	241,612
2010	13.504527	16.400315	21.44%	261,513
2009	10.394877	13.504527	29.92%	295,792
2008	17.365394	10.394877	-40.14%	332,435
2007	16.325586	17.365394	6.37%	2,345,229
2006	14.524712	16.325586	12.40%	1,213,195

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	31.139232	31.911521	2.48%	412,414
2014	30.866879	31.139232	0.88%	456,587
2013	24.589040	30.866879	25.53%	50,189
2012	20.566853	24.589040	19.56%	57,081
2011	22.745144	20.566853	-9.58%	71,766
2010	19.886761	22.745144	14.37%	87,005
2009	14.436640	19.886761	37.75%	103,264
2008	24.476392	14.436640	-41.02%	119,920
2007	23.343167	24.476392	4.85%	150,784
2006	20.120354	23.343167	16.02%	172,727
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.132234	9.766136	-3.61%	188,948
2014	10.000942	10.132234	1.31%	165,465
2013	10.154557	10.000942	-1.51%	200,038
2012*	10.000000	10.154557	1.55%	169,829
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.043192	9.216847	1.92%	84,023
2014*	10.000000	9.043192	-9.57%	45,816
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	24.521168	24.992254	1.92%	725,157
2014	22.469491	24.521168	9.13%	826,511
2013	17.293862	22.469491	29.93%	900,970
2012	15.003542	17.293862	15.27%	952,975
2011	15.225622	15.003542	-1.46%	1,080,849
2010	13.298130	15.225622	14.49%	1,240,303
2009	10.510501	13.298130	26.52%	1,912,600
2008	17.324795	10.510501	-39.33%	2,126,714
2007	16.828784	17.324795	2.95%	1,891,295
2006	14.834684	16.828784	13.44%	1,276,271
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	37.168245	34.501906	-7.17%	200,228
2014	33.675868	37.168245	10.37%	216,382
2013	24.226087	33.675868	39.01%	216,041
2012	20.828212	24.226087	16.31%	208,544
2011	21.584374	20.828212	-3.50%	239,866
2010	17.744186	21.584374	21.64%	266,019
2009	13.113862	17.744186	35.31%	269,373
2008	21.399140	13.113862	-38.72%	763,184
2007	21.955079	21.399140	-2.53%	578,424
2006	19.370473	21.955079	13.34%	351,760
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.450730	9.381376	-10.23%	218,349
2014	10.524441	10.450730	-0.70%	220,833
2013	10.635249	10.524441	-1.04%	247,880
2012*	10.000000	10.635249	6.35%	154,435

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.186450	8.866028	-3.49%	12,775
2014	9.164602	9.186450	0.24%	12,792
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	12.010066	11.020101	-8.24%	140,894
2014	12.113330	12.010066	-0.85%	161,279
2013	13.115558	12.113330	-7.64%	475,666
2012	12.608799	13.115558	4.02%	174,477
2011	11.764923	12.608799	7.17%	246,097
2010	10.881912	11.764923	8.11%	234,030
2009*	10.000000	10.881912	8.82%	117,781
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.683511	11.573261	-0.94%	1,567,663
2014	11.731651	11.683511	-0.41%	1,777,283
2013	11.895761	11.731651	-1.38%	1,750,605
2012	11.380137	11.895761	4.53%	1,700,347
2011	11.397306	11.380137	-0.15%	1,503,543
2010	10.961461	11.397306	3.98%	1,713,746
2009*	10.000000	10.961461	9.61%	1,178,163
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.806099	10.717682	-0.82%	658,938
2014	10.494450	10.806099	2.97%	787,237
2013	10.839073	10.494450	-3.18%	959,214
2012	10.014102	10.839073	8.24%	944,435
2011*	10.000000	10.014102	0.14%	296,488
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	21.477656	19.632507	-8.59%	17,284
2014	19.621556	21.477656	9.46%	19,854
2013	14.630110	19.621556	34.12%	20,603
2012	12.423243	14.630110	17.76%	27,077
2011	13.179160	12.423243	-5.74%	30,234
2010	11.656463	13.179160	13.06%	40,399
2009	9.083964	11.656463	28.32%	38,600
2008	14.990773	9.083964	-39.40%	48,155
2007	16.140864	14.990773	-7.13%	58,556
2006	14.086781	16.140864	14.58%	66,135
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	18.751265	18.561598	-1.01%	2,463
2014	20.348585	18.751265	-7.85%	2,871
2013	16.073335	20.348585	26.60%	3,410
2012	13.337649	16.073335	20.51%	4,201
2011	16.243221	13.337649	-17.89%	7,561
2010	14.934733	16.243221	8.76%	9,282
2009	12.122313	14.934733	23.20%	9,790
2008	21.880176	12.122313	-44.60%	10,486
2007	20.426997	21.880176	7.11%	10,986
2006	16.179193	20.426997	26.25%	11,314

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	23.599548	21.902103	-7.19%	11,248
2014	21.758886	23.599548	8.46%	22,275
2013	15.315255	21.758886	42.07%	26,011
2012	13.563946	15.315255	12.91%	25,125
2011	16.702690	13.563946	-18.79%	59,480
2010	13.987700	16.702690	19.41%	34,350
2009	8.633740	13.987700	62.01%	22,599
2008	13.871050	8.633740	-37.76%	13,573
2007	13.299138	13.871050	4.30%	17,712
2006	12.759864	13.299138	4.23%	20,882
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.783452	32.000556	11.18%	555,353
2014	22.189717	28.783452	29.72%	551,250
2013	14.914208	22.189717	48.78%	602,719
2012	11.517684	14.914208	29.49%	463,083
2011	10.555188	11.517684	9.12%	331,862
2010*	10.000000	10.555188	5.55%	21,536
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.552959	13.285604	-1.97%	135,060
2014	12.746327	13.552959	6.33%	177,641
2013	12.969860	12.746327	-1.72%	182,404
2012	12.016435	12.969860	7.93%	196,324
2011	11.532700	12.016435	4.19%	188,957
2010	10.918054	11.532700	5.63%	201,428
2009	10.097843	10.918054	8.12%	227,562
2008	11.408108	10.097843	-11.49%	1,318,153
2007	10.969146	11.408108	4.00%	1,696,298
2006	10.714855	10.969146	2.37%	744,453
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	23.236956	22.699779	-2.31%	3,651
2014	22.846929	23.236956	1.71%	4,327
2013	25.330782	22.846929	-9.81%	5,140
2012	21.739937	25.330782	16.52%	7,937
2011	20.575707	21.739937	5.66%	8,995
2010	18.967320	20.575707	8.48%	11,366
2009	14.747139	18.967320	28.62%	14,482
2008	17.547321	14.747139	-15.96%	20,854
2007	16.685601	17.547321	5.16%	21,398
2006	15.233456	16.685601	9.53%	25,296
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.234226	-17.66%	917
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.515254	5.601898	-34.21%	43,304
2014	10.648674	8.515254	-20.03%	68,187
2013	9.745932	10.648674	9.26%	97,485
2012*	10.000000	9.745932	-2.54%	186,196

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.387716	5.503148	-34.39%	265,703
2014	10.520797	8.387716	-20.27%	263,354
2013	9.649712	10.520797	9.03%	335,409
2012*	10.000000	9.649712	-3.50%	47,559
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	24.246816	23.277094	-4.00%	106,262
2014	24.998295	24.246816	-3.01%	100,266
2013	16.833485	24.998295	48.50%	110,937
2012	15.787144	16.833485	6.63%	132,268
2011	16.739917	15.787144	-5.69%	130,506
2010	13.358197	16.739917	25.32%	147,446
2009	8.853008	13.358197	50.89%	85,441

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	25.082294	25.122134	0.16%	25,293
2014	23.240655	25.082294	7.92%	32,309
2013	17.485923	23.240655	32.91%	42,743
2012	15.103292	17.485923	15.78%	45,685
2011	14.418806	15.103292	4.75%	49,700
2010	12.944476	14.418806	11.39%	54,748
2009	10.891935	12.944476	18.84%	54,629
2008	18.598600	10.891935	-41.44%	72,681
2007	17.962295	18.598600	3.54%	81,949
2006	15.548302	17.962295	15.53%	90,258
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	35.766468	33.308284	-6.87%	5,134
2014	33.245066	35.766468	7.58%	10,370
2013	24.460116	33.245066	35.92%	14,010
2012	20.908765	24.460116	16.98%	16,449
2011	23.170702	20.908765	-9.76%	21,491
2010	18.535352	23.170702	25.01%	21,393
2009	13.157344	18.535352	40.87%	25,064
2008	20.737143	13.157344	-36.55%	16,774
2007	20.685110	20.737143	0.25%	16,114
2006	18.341435	20.685110	12.78%	15,882
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	14.041125	13.523393	-3.69%	77,267
2014	13.764658	14.041125	2.01%	101,925
2013	15.230343	13.764658	-9.62%	196,627
2012	14.362785	15.230343	6.04%	297,576
2011	13.015420	14.362785	10.35%	339,523
2010	12.538291	13.015420	3.81%	305,047
2009	11.520233	12.538291	8.84%	242,808
2008	11.854386	11.520233	-2.82%	248,540
2007	10.964296	11.854386	8.12%	254,262
2006	10.929220	10.964296	0.32%	265,171

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	25.198702	23.403377	-7.12%	16,632
2014	22.716397	25.198702	10.93%	17,893
2013	16.979121	22.716397	33.79%	24,228
2012	15.022661	16.979121	13.02%	24,407
2011	14.789900	15.022661	1.57%	29,989
2010	13.153806	14.789900	12.44%	32,922
2009	11.310065	13.153806	16.30%	25,401
2008	17.547486	11.310065	-35.55%	30,784
2007	17.848184	17.547486	-1.68%	36,385
2006	15.472068	17.848184	15.36%	62,339
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.829038	23.159487	-2.81%	27,159
2014	20.759602	23.829038	14.79%	28,454
2013	16.183432	20.759602	28.28%	28,246
2012	14.100594	16.183432	14.77%	31,954
2011	14.400100	14.100594	-2.08%	32,282
2010	12.256429	14.400100	17.49%	23,407
2009	9.561908	12.256429	28.18%	20,817
2008	12.826795	9.561908	-25.45%	13,670
2007	13.312954	12.826795	-3.65%	11,185
2006	11.213063	13.312954	18.73%	15,718
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.770712	-2.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.382175	15.037839	-2.24%	27,840
2014	15.281611	15.382175	0.66%	40,745
2013	13.525237	15.281611	12.99%	49,991
2012	12.455436	13.525237	8.59%	54,914
2011	13.089237	12.455436	-4.84%	63,525
2010	12.076097	13.089237	8.39%	49,338
2009*	10.000000	12.076097	20.76%	14,147
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.798751	-2.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.764772	11.790622	-7.63%	177
2014	12.238726	12.764772	4.30%	765
2013*	10.000000	12.238726	22.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.893224	10.486380	-3.73%	2,169
2014*	10.000000	10.893224	8.93%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	35.307931	34.054340	-3.55%	22,146
2014	34.012894	35.307931	3.81%	24,036
2013	24.477365	34.012894	38.96%	29,713
2012	21.416575	24.477365	14.29%	31,767
2011	21.565748	21.416575	-0.69%	50,659
2010	17.355993	21.565748	24.26%	56,908
2009	14.057572	17.355993	23.46%	55,554
2008	20.605838	14.057572	-31.78%	65,041
2007	21.005675	20.605838	-1.90%	73,381
2006	18.591598	21.005675	12.98%	81,316
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	25.582412	25.482019	-0.39%	67,029
2014	22.904767	25.582412	11.69%	83,902
2013	17.610985	22.904767	30.06%	86,595
2012	15.444494	17.610985	14.03%	96,260
2011	15.390203	15.444494	0.35%	121,174
2010	13.606896	15.390203	13.11%	135,253
2009	10.931931	13.606896	24.47%	143,124
2008	17.662101	10.931931	-38.11%	172,608
2007	17.036532	17.662101	3.67%	192,120
2006	14.974545	17.036532	13.77%	221,539
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	23.090394	22.182977	-3.93%	25,601
2014	21.685406	23.090394	6.48%	27,041
2013	18.174778	21.685406	19.32%	42,347
2012	16.711245	18.174778	8.76%	52,189
2011	15.562304	16.711245	7.38%	57,362
2010	13.698331	15.562304	13.61%	60,286
2009	11.348974	13.698331	20.70%	49,515
2008	16.353341	11.348974	-30.60%	56,458
2007	15.499446	16.353341	5.51%	62,541
2006	13.506071	15.499446	14.76%	71,818
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	20.564225	19.794944	-3.74%	6,481
2014	20.552912	20.564225	0.06%	7,183
2013	14.042042	20.552912	46.37%	7,004
2012	11.826568	14.042042	18.73%	5,025
2011	13.935060	11.826568	-15.13%	6,722
2010	10.787110	13.935060	29.18%	7,272
2009	8.685842	10.787110	24.19%	4,215
2008	14.134927	8.685842	-38.55%	5,234
2007	16.134823	14.134927	-12.39%	5,255
2006	15.782822	16.134823	2.23%	6,614
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	10.006401	9.783279	-2.23%	5,467
2014	10.075405	10.006401	-0.68%	3,326

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.765155	15.490345	-7.60%	5,198
2014	17.206327	16.765155	-2.56%	5,603
2013	15.006040	17.206327	14.66%	5,877
2012	13.811570	15.006040	8.65%	10,188
2011	14.801435	13.811570	-6.69%	10,332
2010	13.263410	14.801435	11.60%	14,697
2009	11.858215	13.263410	11.85%	10,832
2008	17.073810	11.858215	-30.55%	12,560
2007	15.770575	17.073810	8.26%	10,734
2006	13.792857	15.770575	14.34%	10,780
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	14.272883	14.032546	-1.68%	76,628
2014	13.963052	14.272883	2.22%	92,100
2013	14.034475	13.963052	-0.51%	119,384
2012	12.985867	14.034475	8.07%	128,310
2011	12.893172	12.985867	0.72%	158,779
2010	12.057726	12.893172	6.93%	179,768
2009	10.162081	12.057726	18.65%	161,379
2008	11.131463	10.162081	-8.71%	185,846
2007	10.722007	11.131463	3.82%	229,025
2006	10.447837	10.722007	2.62%	244,810
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.540984	15.265319	-1.77%	5,003
2014	15.101749	15.540984	2.91%	5,390
2013	13.510072	15.101749	11.78%	8,745
2012	12.261246	13.510072	10.19%	5,696
2011	12.469404	12.261246	-1.67%	21,422
2010	11.219591	12.469404	11.14%	12,742
2009	9.165923	11.219591	22.41%	2,032
2008	12.403881	9.165923	-26.10%	1,768
2007	11.585934	12.403881	7.06%	15,803
2006	10.706491	11.585934	8.21%	783
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	16.113566	15.839107	-1.70%	14,089
2014	15.600631	16.113566	3.29%	12,509
2013	13.662026	15.600631	14.19%	16,260
2012	12.236028	13.662026	11.65%	17,788
2011	12.546367	12.236028	-2.47%	11,456
2010	11.112765	12.546367	12.90%	4,619
2009	8.754255	11.112765	26.94%	3,813
2008	13.192339	8.754255	-33.64%	4,177
2007	12.149289	13.192339	8.59%	11,766
2006	11.013523	12.149289	10.31%	4,503

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.815103	16.516978	-1.77%	6,712
2014	16.256842	16.815103	3.43%	6,548
2013	13.559656	16.256842	19.89%	6,756
2012	11.921764	13.559656	13.74%	5,438
2011	12.423867	11.921764	-4.04%	3,900
2010	10.855980	12.423867	14.44%	16,711
2009	8.380464	10.855980	29.54%	14,185
2008	13.726255	8.380464	-38.95%	348
2007	12.514327	13.726255	9.68%	457
2006	11.221906	12.514327	11.52%	210
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.522479	13.712768	-21.74%	22,936
2014	20.341203	17.522479	-13.86%	27,466
2013	16.592312	20.341203	22.59%	30,999
2012	16.043285	16.592312	3.42%	36,208
2011	17.137015	16.043285	-6.38%	49,572
2010	14.563801	17.137015	17.67%	58,708
2009	9.993789	14.563801	45.73%	48,910
2008	22.196567	9.993789	-54.98%	47,208
2007	15.434380	22.196567	43.81%	48,811
2006	13.402323	15.434380	15.16%	48,920
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	23.793328	22.500058	-5.44%	99,882
2014	22.211107	23.793328	7.12%	130,522
2013	17.595735	22.211107	26.23%	150,600
2012	15.222716	17.595735	15.59%	182,301
2011	15.314711	15.222716	-0.60%	219,805
2010	13.495315	15.314711	13.48%	247,527
2009	10.521820	13.495315	28.26%	261,003
2008	18.632087	10.521820	-43.53%	307,580
2007	18.632135	18.632087	0.00%	377,076
2006	15.732068	18.632135	18.43%	408,240
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	25.596307	27.021519	5.57%	44,010
2014	23.348896	25.596307	9.63%	57,614
2013	17.385486	23.348896	34.30%	56,153
2012	15.389554	17.385486	12.97%	75,445
2011	15.589028	15.389554	-1.28%	88,694
2010	12.745017	15.589028	22.31%	79,336
2009	10.085837	12.745017	26.37%	82,568
2008	19.384006	10.085837	-47.97%	95,822
2007	15.498745	19.384006	25.07%	134,885
2006	14.726525	15.498745	5.24%	139,842

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.503030	14.200047	-2.09%	99,862
2014	13.905427	14.503030	4.30%	113,553
2013	14.378770	13.905427	-3.29%	133,308
2012	13.788543	14.378770	4.28%	193,092
2011	13.044873	13.788543	5.70%	243,206
2010	12.282886	13.044873	6.20%	301,652
2009	10.772017	12.282886	14.03%	295,129
2008	11.299506	10.772017	-4.67%	299,359
2007	10.994286	11.299506	2.78%	349,770
2006	10.690860	10.994286	2.84%	320,676
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	38.099610	37.010573	-2.86%	57,490
2014	36.387126	38.099610	4.71%	69,473
2013	27.119786	36.387126	34.17%	92,349
2012	23.972806	27.119786	13.13%	118,726
2011	27.230997	23.972806	-11.97%	142,187
2010	21.447538	27.230997	26.97%	166,223
2009	15.541095	21.447538	38.01%	171,325
2008	26.059359	15.541095	-40.36%	194,546
2007	22.881386	26.059359	13.89%	239,200
2006	20.613534	22.881386	11.00%	264,042
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.707834	23.163190	2.01%	34,298
2014	25.075786	22.707834	-9.44%	17,898
2013	19.508159	25.075786	28.54%	20,108
2012	16.411292	19.508159	18.87%	22,795
2011	20.104876	16.411292	-18.37%	24,621
2010	18.044268	20.104876	11.42%	25,859
2009	14.476801	18.044268	24.64%	25,018
2008	26.160493	14.476801	-44.66%	28,922
2007	22.633693	26.160493	15.58%	35,653
2006	19.460718	22.633693	16.30%	37,370
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	32.103316	30.690586	-4.40%	21,206
2014	30.521783	32.103316	5.18%	21,986
2013	23.741729	30.521783	28.56%	25,496
2012	18.921791	23.741729	25.47%	34,118
2011	21.064586	18.921791	-10.17%	44,448
2010	16.884114	21.064586	24.76%	41,094
2009	10.879775	16.884114	55.19%	39,367
2008	22.617260	10.879775	-51.90%	38,641
2007	21.723116	22.617260	4.12%	43,936
2006	18.961867	21.723116	14.56%	44,480

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.705533	11.767143	-7.39%	3,925
2014	12.510067	12.705533	1.56%	23,858
2013	10.235367	12.510067	22.22%	7,216
2012	8.987230	10.235367	13.89%	3,803
2011	9.243283	8.987230	-2.77%	7,195
2010	8.489692	9.243283	8.88%	11,408
2009	6.600419	8.489692	28.62%	10,048
2008*	10.000000	6.600419	-34.00%	281
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.418968	14.152107	-8.22%	70,904
2014	14.925220	15.418968	3.31%	103,191
2013	13.264831	14.925220	12.52%	99,820
2012	11.924398	13.264831	11.24%	108,929
2011	11.793823	11.924398	1.11%	118,430
2010	10.599753	11.793823	11.27%	105,441
2009	7.916115	10.599753	33.90%	81,576
2008	11.396036	7.916115	-30.54%	74,033
2007	11.123200	11.396036	2.45%	87,107
2006*	10.000000	11.123200	11.23%	34,474
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	25.986566	24.725588	-4.85%	82,318
2014	24.204179	25.986566	7.36%	103,312
2013	18.899405	24.204179	28.07%	123,647
2012	17.094405	18.899405	10.56%	134,189
2011	16.330667	17.094405	4.68%	153,072
2010	13.707460	16.330667	19.14%	172,973
2009	11.829259	13.707460	15.88%	158,073
2008	16.432270	11.829259	-28.01%	189,654
2007	17.101050	16.432270	-3.91%	217,439
2006	14.785234	17.101050	15.66%	258,435
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	33.456035	30.597302	-8.54%	22,587
2014	33.687183	33.456035	-0.69%	26,286
2013	25.039521	33.687183	34.54%	28,580
2012	21.418750	25.039521	16.90%	46,402
2011	22.536774	21.418750	-4.96%	57,736
2010	17.798651	22.536774	26.62%	65,204
2009	13.955148	17.798651	27.54%	73,588
2008	21.097978	13.955148	-33.86%	65,077
2007	21.887430	21.097978	-3.61%	81,483
2006	18.946391	21.887430	15.52%	87,121
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.349959	7.423056	-20.61%	13,871
2014*	10.000000	9.349959	-6.50%	19,457

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	22.493195	20.769854	-7.66%	23,568
2014	25.631156	22.493195	-12.24%	28,018
2013	21.107060	25.631156	21.43%	13,510
2012	18.078589	21.107060	16.75%	16,513
2011	20.485633	18.078589	-11.75%	19,717
2010	19.136075	20.485633	7.05%	30,732
2009	14.140350	19.136075	35.33%	27,988
2008	24.017376	14.140350	-41.12%	30,028
2007	21.066692	24.017376	14.01%	36,473
2006	17.565594	21.066692	19.93%	43,907
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.811751	9.272000	-5.50%	42,707
2014	9.757084	9.811751	0.56%	61,334
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.244085	10.303072	0.58%	1,191
2014	9.911900	10.244085	3.35%	1,337
2013*	10.000000	9.911900	-0.88%	581
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.228486	14.718047	3.44%	3,840
2014	13.320486	14.228486	6.82%	10,684
2013	9.649123	13.320486	38.05%	10,784
2012*	10.000000	9.649123	-3.51%	9,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.978025	13.947092	-0.22%	28,510
2014	13.143955	13.978025	6.35%	30,885
2013	9.743742	13.143955	34.90%	28,879
2012*	10.000000	9.743742	-2.56%	34,781

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.874255	14.367423	-9.49%	17,597
2014	16.968621	15.874255	-6.45%	57,667
2013	13.732203	16.968621	23.57%	47,467
2012	11.668809	13.732203	17.68%	60,435
2011	12.733819	11.668809	-8.36%	63,518
2010	11.865539	12.733819	7.32%	55,739
2009*	10.000000	11.865539	18.66%	11,146
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.879812	10.968192	-7.67%	14,906
2014	11.805339	11.879812	0.63%	26,979
2013	10.818851	11.805339	9.12%	47,449
2012*	10.000000	10.818851	8.19%	13,376
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.765795	12.807997	-6.96%	2,082
2014	12.923073	13.765795	6.52%	2,331
2013	10.071446	12.923073	28.31%	4,624
2012*	10.000000	10.071446	0.71%	1,280
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	24.263981	24.059044	-0.84%	26,236
2014	22.700930	24.263981	6.89%	24,069
2013	19.188393	22.700930	18.31%	46,888
2012	17.139459	19.188393	11.95%	39,630
2011	17.123931	17.139459	0.09%	44,593
2010	16.038356	17.123931	6.77%	56,904
2009	12.932819	16.038356	24.01%	42,516
2008	15.602324	12.932819	-17.11%	37,727
2007	14.326993	15.602324	8.90%	38,592
2006	13.139386	14.326993	9.04%	38,856
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.789400	-2.11%	7,035
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	30.512588	33.728041	10.54%	20,333
2014	28.486644	30.512588	7.11%	18,872
2013	22.039872	28.486644	29.25%	21,321
2012	18.020150	22.039872	22.31%	43,255
2011	19.609001	18.020150	-8.10%	44,538
2010	18.648783	19.609001	5.15%	61,056
2009	12.933433	18.648783	44.19%	66,892
2008	23.518443	12.933433	-45.01%	57,808
2007	17.431602	23.518443	34.92%	55,815
2006	16.176919	17.431602	7.76%	44,031

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.384466	14.864566	3.34%	4,325
2014	13.321327	14.384466	7.98%	3,917
2013	9.963663	13.321327	33.70%	5,532
2012*	10.000000	9.963663	-0.36%	4,729
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	30.389858	27.367708	-9.94%	13,370
2014	35.011491	30.389858	-13.20%	15,615
2013	31.023934	35.011491	12.85%	18,536
2012	27.758746	31.023934	11.76%	24,375
2011	41.544406	27.758746	-33.18%	4,503
2010	33.651172	41.544406	23.46%	6,261
2009	19.029804	33.651172	76.83%	8,273
2008	40.340861	19.029804	-52.83%	9,296
2007	31.912614	40.340861	26.41%	10,141
2006	22.038767	31.912614	44.80%	10,412
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.272185	7.319854	-21.06%	4,296
2014	9.846146	9.272185	-5.83%	4,141
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	13.033871	12.594771	-3.37%	1,435
2014	14.268194	13.033871	-8.65%	1,461
2013	10.231480	14.268194	39.45%	2,340
2012*	10.000000	10.231480	2.31%	985
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	28.636024	28.013947	-2.17%	71,390
2014	26.313869	28.636024	8.82%	74,317
2013	19.651665	26.313869	33.90%	79,575
2012	17.173439	19.651665	14.43%	97,931
2011	17.471867	17.173439	-1.71%	106,286
2010	15.908543	17.471867	9.83%	121,428
2009	13.156184	15.908543	20.92%	120,714
2008	19.808873	13.156184	-33.58%	95,562
2007	18.645132	19.808873	6.24%	127,935
2006	15.667692	18.645132	19.00%	92,502
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	15.030159	15.780344	4.99%	22,581
2014	15.049946	15.030159	-0.13%	24,991
2013	11.940664	15.049946	26.04%	19,414
2012	10.430445	11.940664	14.48%	14,774
2011	10.753310	10.430445	-3.00%	13,308
2010*	10.000000	10.753310	7.53%	314
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.742943	-2.57%	59,711

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.854032	15.450514	-8.33%	3,269
2014	17.427067	16.854032	-3.29%	2,377
2013	13.377434	17.427067	30.27%	2,800
2012	11.047488	13.377434	21.09%	5,408
2011	11.289892	11.047488	-2.15%	1,370
2010*	10.000000	11.289892	12.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.619351	21.344458	-5.64%	68,367
2014	20.279873	22.619351	11.54%	82,409
2013	15.596682	20.279873	30.03%	96,951
2012	13.800923	15.596682	13.01%	114,999
2011	13.907599	13.800923	-0.77%	154,668
2010	12.446627	13.907599	11.74%	173,914
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.746106	14.705080	-0.28%	156,419
2014	14.222958	14.746106	3.68%	200,099
2013	11.682668	14.222958	21.74%	158,427
2012	10.224031	11.682668	14.27%	195,176
2011	10.257868	10.224031	-0.33%	190,478
2010	9.273251	10.257868	10.62%	113,491
2009	7.609027	9.273251	21.87%	71,140
2008	10.972607	7.609027	-30.65%	44,969
2007	10.469308	10.972607	4.81%	33,975
2006*	10.000000	10.469308	4.69%	11,171
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.833908	11.658989	-1.48%	86,557
2014	11.415393	11.833908	3.67%	89,049
2013	11.865284	11.415393	-3.79%	118,787
2012	11.447284	11.865284	3.65%	132,029
2011	10.964216	11.447284	4.41%	130,915
2010	10.475482	10.964216	4.67%	104,575
2009	9.458857	10.475482	10.75%	61,487
2008	10.627782	9.458857	-11.00%	54,356
2007	10.451366	10.627782	1.69%	66,590
2006*	10.000000	10.451366	4.51%	36,533
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.596771	16.409556	5.21%	31,130
2014	15.509504	15.596771	0.56%	38,659
2013	12.208952	15.509504	27.03%	40,668
2012	10.127105	12.208952	20.56%	50,365
2011	11.307734	10.127105	-10.44%	51,566
2010	10.288170	11.307734	9.91%	53,043
2009	7.357433	10.288170	39.83%	52,339
2008	12.142021	7.357433	-39.41%	38,138
2007	10.752059	12.142021	12.93%	44,033
2006*	10.000000	10.752059	7.52%	10,431

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.914799	15.674978	5.10%	46,318
2014	13.976162	14.914799	6.72%	48,088
2013	10.919651	13.976162	27.99%	47,236
2012	9.419098	10.919651	15.93%	63,604
2011	10.007247	9.419098	-5.88%	68,611
2010	8.573945	10.007247	16.72%	70,925
2009	6.256195	8.573945	37.05%	78,070
2008	11.356722	6.256195	-44.91%	73,125
2007	10.278312	11.356722	10.49%	79,948
2006*	10.000000	10.278312	2.78%	39,115
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.534704	13.510758	-0.18%	71,787
2014	12.434315	13.534704	8.85%	71,164
2013	9.469669	12.434315	31.31%	74,203
2012	8.192020	9.469669	15.60%	85,763
2011	8.485198	8.192020	-3.46%	94,312
2010	7.742763	8.485198	9.59%	59,090
2009	5.999507	7.742763	29.06%	47,980
2008	9.809470	5.999507	-38.84%	33,538
2007*	10.000000	9.809470	-1.91%	4,183
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.798934	20.003431	-3.82%	35,712
2014	20.538400	20.798934	1.27%	41,043
2013	19.424622	20.538400	5.73%	21,153
2012	17.171483	19.424622	13.12%	23,921
2011	16.748919	17.171483	2.52%	29,441
2010	14.989136	16.748919	11.74%	33,379
2009	10.396527	14.989136	44.17%	37,234
2008	14.620363	10.396527	-28.89%	45,718
2007	14.356419	14.620363	1.84%	70,030
2006	13.143946	14.356419	9.22%	86,352
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	25.712053	23.736306	-7.68%	37,629
2014	23.903781	25.712053	7.56%	44,441
2013	17.890788	23.903781	33.61%	47,185
2012	15.331834	17.890788	16.69%	58,768
2011	15.931666	15.331834	-3.77%	67,421
2010	13.974721	15.931666	14.00%	63,816
2009	11.032808	13.974721	26.67%	64,901
2008	17.796309	11.032808	-38.01%	82,223
2007	18.505212	17.796309	-3.83%	103,621
2006	16.215677	18.505212	14.12%	103,474
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.552534	11.047748	-4.37%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.216911	10.881589	-2.99%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	13.205974	12.885351	-2.43%	9,075
2014	12.549956	13.205974	5.23%	9,620
2013	8.854256	12.549956	41.74%	7,398
2012	7.674564	8.854256	15.37%	2,911
2011	8.796863	7.674564	-12.76%	6,026
2010	7.720327	8.796863	13.94%	3,178
2009	5.111068	7.720327	51.05%	4,649
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	15.197742	14.944974	-1.66%	21,318
2014	13.926484	15.197742	9.13%	24,363
2013	10.178608	13.926484	36.82%	26,483
2012	9.254299	10.178608	9.99%	27,965
2011	9.687562	9.254299	-4.47%	31,149
2010	7.939453	9.687562	22.02%	45,436
2009	6.124732	7.939453	29.63%	65,638
2008*	10.000000	6.124732	-38.75%	70,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.885875	12.501630	-2.98%	7,613
2014	12.487438	12.885875	3.19%	7,868
2013	9.766700	12.487438	27.86%	9,660
2012	8.515135	9.766700	14.70%	8,877
2011	9.210181	8.515135	-7.55%	39,864
2010	8.113295	9.210181	13.52%	42,054
2009	6.359322	8.113295	27.58%	64,612
2008*	10.000000	6.359322	-36.41%	41,204
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.733574	12.441203	-2.30%	54,779
2014	12.363447	12.733574	2.99%	53,104
2013	10.919428	12.363447	13.22%	54,258
2012	9.956667	10.919428	9.67%	53,847
2011	10.219895	9.956667	-2.58%	53,286
2010	9.373787	10.219895	9.03%	46,230
2009	7.922177	9.373787	18.32%	12,605
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.976824	12.644349	-2.56%	103,212
2014	12.551484	12.976824	3.39%	105,110
2013	10.483128	12.551484	19.73%	116,787
2012	9.341674	10.483128	12.22%	107,996
2011	9.797479	9.341674	-4.65%	110,286
2010	8.827775	9.797479	10.98%	114,586
2009	7.199765	8.827775	22.61%	100,943
2008*	10.000000	7.199765	-28.00%	57,224

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	12.004692	11.767640	-1.97%	17,415
2014	11.764140	12.004692	2.04%	17,415
2013	11.353027	11.764140	3.62%	27,049
2012	10.695079	11.353027	6.15%	22,217
2011	10.679483	10.695079	0.15%	22,673
2010	10.126015	10.679483	5.47%	1,071
2009	9.072864	10.126015	11.61%	10,190
2008*	10.000000	9.072864	-9.27%	12,578
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.868444	12.572145	-2.30%	79,660
2014	12.461811	12.868444	3.26%	91,786
2013	10.712256	12.461811	16.33%	93,663
2012	9.653974	10.712256	10.96%	126,599
2011	10.009410	9.653974	-3.55%	112,928
2010	9.101202	10.009410	9.98%	98,561
2009	7.557700	9.101202	20.42%	49,631
2008*	10.000000	7.557700	-24.42%	8,396
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.906591	12.553092	-2.74%	83,404
2014	12.499753	12.906591	3.25%	88,697
2013	10.185291	12.499753	22.72%	92,892
2012	9.001558	10.185291	13.15%	94,360
2011	9.561977	9.001558	-5.86%	95,211
2010	8.545465	9.561977	11.90%	55,525
2009	6.836576	8.545465	25.00%	49,169
2008*	10.000000	6.836576	-31.63%	39,694
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.551838	12.262919	-2.30%	7,269
2014	12.212196	12.551838	2.78%	21,423
2013	11.117335	12.212196	9.85%	38,874
2012	10.230827	11.117335	8.67%	35,674
2011	10.388154	10.230827	-1.51%	37,311
2010	9.648048	10.388154	7.67%	46,630
2009	8.302301	9.648048	16.21%	21,924
2008*	10.000000	8.302301	-16.98%	6,114

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.377812	12.115475	-2.12%	19,170
2014	11.974236	12.377812	3.37%	22,586
2013	12.389526	11.974236	-3.35%	19,158
2012	11.673239	12.389526	6.14%	21,235
2011	11.126508	11.673239	4.91%	26,815
2010	10.552114	11.126508	5.44%	39,599
2009	9.840292	10.552114	7.23%	53,426
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.413184	13.177005	-1.76%	7,741
2014	12.950768	13.413184	3.57%	9,527
2013	13.389013	12.950768	-3.27%	8,495
2012	12.657925	13.389013	5.78%	11,346
2011	12.086780	12.657925	4.73%	4,745
2010	11.321157	12.086780	6.76%	16,343
2009	9.846106	11.321157	14.98%	3,827
2008*	10.000000	9.846106	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	31.336813	25.921664	-17.28%	12,446
2014	33.662458	31.336813	-6.91%	15,068
2013	33.942966	33.662458	-0.83%	2,544
2012	29.381523	33.942966	15.52%	3,628
2011	38.438953	29.381523	-23.56%	4,987
2010	33.581526	38.438953	14.46%	4,292
2009	20.851578	33.581526	61.05%	4,213
2008	50.192300	20.851578	-58.46%	5,088
2007	35.009514	50.192300	43.37%	7,519
2006	26.006933	35.009514	34.62%	8,665
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	13.333096	13.152117	-1.36%	115,284
2014	12.911913	13.333096	3.26%	145,530
2013	13.628048	12.911913	-5.25%	162,977
2012	13.391619	13.628048	1.77%	190,760
2011	12.643385	13.391619	5.92%	236,605
2010	12.219122	12.643385	3.47%	283,606
2009	12.049841	12.219122	1.40%	312,237
2008	11.327897	12.049841	6.37%	371,860
2007	10.705704	11.327897	5.81%	342,037
2006	10.490339	10.705704	2.05%	317,140

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.967806	8.570486	-4.43%	4,053
2014	9.147158	8.967806	-1.96%	5,950
2013	7.879131	9.147158	16.09%	7,338
2012	6.924704	7.879131	13.78%	7,641
2011	7.791317	6.924704	-11.12%	11,046
2010	6.982004	7.791317	11.59%	11,687
2009	5.461818	6.982004	27.83%	12,522
2008*	10.000000	5.461818	-45.38%	6,540
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.885699	9.626545	-2.62%	0
2014	10.671140	9.885699	-7.36%	0
2013	8.929890	10.671140	19.50%	252
2012	7.649968	8.929890	16.73%	0
2011	8.888768	7.649968	-13.94%	4,606
2010	8.381156	8.888768	6.06%	0
2009	6.599237	8.381156	27.00%	2,013
2008	11.743033	6.599237	-43.80%	685
2007	10.871766	11.743033	8.01%	1,438
2006*	10.000000	10.871766	8.72%	5,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	25.029917	24.470336	-2.24%	97,118
2014	24.143127	25.029917	3.67%	97,454
2013	19.213484	24.143127	25.66%	94,423
2012	16.787494	19.213484	14.45%	105,596
2011	17.695222	16.787494	-5.13%	131,096
2010	15.632265	17.695222	13.20%	133,489
2009	12.444523	15.632265	25.62%	137,263
2008	19.954000	12.444523	-37.63%	153,089
2007	19.071621	19.954000	4.63%	168,400
2006	16.524893	19.071621	15.41%	185,462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.582083	15.360583	-1.42%	1,292
2014	15.087523	15.582083	3.28%	1,433
2013	13.470237	15.087523	12.01%	10,174
2012	12.470644	13.470237	8.02%	14,118
2011	12.517421	12.470644	-0.37%	32,247
2010	11.542944	12.517421	8.44%	28,501
2009*	10.000000	11.542944	15.43%	3,279
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.799825	17.483834	-1.78%	21,714
2014	17.132214	17.799825	3.90%	26,138
2013	14.518698	17.132214	18.00%	22,277
2012	13.098350	14.518698	10.84%	21,687
2011	13.389091	13.098350	-2.17%	22,183
2010	12.102502	13.389091	10.63%	3,091
2009*	10.000000	12.102502	21.03%	3,069

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.519769	14.376238	-0.99%	51,047
2014	14.152969	14.519769	2.59%	50,749
2013	13.671540	14.152969	3.52%	58,976
2012	13.163716	13.671540	3.86%	75,126
2011	12.950424	13.163716	1.65%	102,051
2010	12.384560	12.950424	4.57%	100,847
2009	11.496884	12.384560	7.72%	116,132
2008	12.388569	11.496884	-7.20%	130,694
2007	11.905582	12.388569	4.06%	127,302
2006	11.355896	11.905582	4.84%	144,072
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.982371	19.666534	-1.58%	302,592
2014	19.238538	19.982371	3.87%	349,146
2013	16.704500	19.238538	15.17%	414,075
2012	15.265890	16.704500	9.42%	468,055
2011	15.464981	15.265890	-1.29%	577,717
2010	14.119693	15.464981	9.53%	695,235
2009	12.001822	14.119693	17.65%	722,930
2008	15.824448	12.001822	-24.16%	806,349
2007	15.167450	15.824448	4.33%	964,533
2006	13.792985	15.167450	9.96%	1,009,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	22.917995	22.466353	-1.97%	309,697
2014	22.112000	22.917995	3.65%	330,124
2013	18.297341	22.112000	20.85%	373,446
2012	16.288200	18.297341	12.33%	390,445
2011	16.852338	16.288200	-3.35%	437,313
2010	15.124442	16.852338	11.42%	509,975
2009	12.312557	15.124442	22.84%	567,740
2008	18.173421	12.312557	-32.25%	581,897
2007	17.338348	18.173421	4.82%	573,635
2006	15.328374	17.338348	13.11%	608,199

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	17.328224	17.106388	-1.28%	158,321
2014	16.753549	17.328224	3.43%	181,796
2013	15.354187	16.753549	9.11%	198,372
2012	14.391909	15.354187	6.69%	210,253
2011	14.279185	14.391909	0.79%	298,429
2010	13.325050	14.279185	7.16%	377,280
2009	11.778592	13.325050	13.13%	391,010
2008	14.039919	11.778592	-16.11%	411,906
2007	13.431593	14.039919	4.53%	480,796
2006	12.544538	13.431593	7.07%	521,272
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.508109	23.298629	3.51%	315,186
2014	20.995336	22.508109	7.21%	364,313
2013	15.600326	20.995336	34.58%	424,851
2012	13.340653	15.600326	16.94%	497,996
2011	13.854859	13.340653	-3.71%	605,733
2010	12.929015	13.854859	7.16%	760,924
2009*	10.000000	12.929015	29.29%	1,186
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.143385	10.030770	-1.11%	3,733
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	35.043855	33.728810	-3.75%	35,904
2014	32.432207	35.043855	8.05%	44,595
2013	24.684762	32.432207	31.39%	47,933
2012	21.279732	24.684762	16.00%	58,854
2011	22.111126	21.279732	-3.76%	83,486
2010	17.742082	22.111126	24.63%	101,921
2009	13.137796	17.742082	35.05%	105,310
2008	20.939637	13.137796	-37.26%	123,574
2007	19.715712	20.939637	6.21%	150,794
2006	18.167905	19.715712	8.52%	181,431
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	10.018981	9.893746	-1.25%	292,992
2014	10.145801	10.018981	-1.25%	251,353
2013	10.274228	10.145801	-1.25%	289,226
2012	10.404631	10.274228	-1.25%	383,352
2011	10.535967	10.404631	-1.25%	433,052
2010	10.669317	10.535967	-1.25%	402,476
2009	10.799837	10.669317	-1.21%	496,778
2008	10.716462	10.799837	0.78%	849,550
2007	10.356504	10.716462	3.48%	488,792
2006	10.032727	10.356504	3.23%	445,591

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.757859	15.111128	-4.10%	36,724
2014	15.360758	15.757859	2.59%	40,240
2013	15.732100	15.360758	-2.36%	65,195
2012	14.193088	15.732100	10.84%	83,171
2011	13.616863	14.193088	4.23%	76,979
2010	12.469036	13.616863	9.21%	93,521
2009	10.151842	12.469036	22.83%	93,751
2008	12.429626	10.151842	-18.33%	99,723
2007	12.031384	12.429626	3.31%	128,186
2006	11.621015	12.031384	3.53%	135,151
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.877853	10.671574	-1.90%	47,148
2014	11.166522	10.877853	-2.59%	51,947
2013	9.339368	11.166522	19.56%	48,161
2012	8.187182	9.339368	14.07%	59,651
2011	9.173427	8.187182	-10.75%	66,932
2010	8.162604	9.173427	12.38%	82,655
2009	6.073083	8.162604	34.41%	97,408
2008*	10.000000	6.073083	-39.27%	61,580
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.893797	14.856115	-6.53%	13,807
2014	17.819420	15.893797	-10.81%	16,447
2013	14.907038	17.819420	19.54%	467
2012	12.897406	14.907038	15.58%	836
2011	15.625032	12.897406	-17.46%	2,230
2010	14.941929	15.625032	4.57%	2,445
2009	11.683433	14.941929	27.89%	2,278
2008	22.106488	11.683433	-47.15%	3,747
2007	21.797487	22.106488	1.42%	4,318
2006	18.032864	21.797487	20.88%	5,963
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.522041	14.789317	1.84%	68,374
2014	13.350956	14.522041	8.77%	77,591
2013	10.058416	13.350956	32.73%	93,396
2012	8.770463	10.058416	14.69%	122,188
2011	9.177926	8.770463	-4.44%	140,671
2010	8.056674	9.177926	13.92%	157,251
2009	6.307318	8.056674	27.74%	67,269
2008*	10.000000	6.307318	-36.93%	1,554

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.785193	13.145070	-4.64%	33,265
2014	12.662622	13.785193	8.87%	41,497
2013	9.496486	12.662622	33.34%	50,244
2012	8.178285	9.496486	16.12%	70,218
2011	8.818891	8.178285	-7.26%	95,796
2010	7.920878	8.818891	11.34%	95,406
2009	6.295437	7.920878	25.82%	110,027
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.549818	14.318279	-1.59%	45,875
2014	14.205582	14.549818	2.42%	71,468
2013	10.378591	14.205582	36.87%	82,858
2012	9.167701	10.378591	13.21%	90,913
2011	9.715983	9.167701	-5.64%	101,365
2010	7.779729	9.715983	24.89%	131,801
2009	6.217635	7.779729	25.12%	153,211
2008*	10.000000	6.217635	-37.82%	22,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.500807	16.783344	-4.10%	34,928
2014	15.144711	17.500807	15.56%	37,859
2013	11.303532	15.144711	33.98%	36,706
2012	9.838731	11.303532	14.89%	34,288
2011	10.199792	9.838731	-3.54%	42,653
2010	8.633805	10.199792	18.14%	41,495
2009	6.701262	8.633805	28.84%	35,936
2008*	10.000000	6.701262	-32.99%	44,296
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	23.241452	23.072494	-0.73%	10,199
2014	22.953053	23.241452	1.26%	14,594
2013	16.146878	22.953053	42.15%	14,145
2012	14.458683	16.146878	11.68%	21,668
2011	14.768511	14.458683	-2.10%	28,701
2010	11.954272	14.768511	23.54%	31,484
2009	9.517988	11.954272	25.60%	27,664
2008	18.028478	9.517988	-47.21%	30,794
2007	16.673865	18.028478	8.12%	38,830
2006	16.394915	16.673865	1.70%	39,827

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	34.956986	32.348928	-7.46%	34,211
2014	33.156375	34.956986	5.43%	41,104
2013	23.978687	33.156375	38.27%	46,986
2012	20.184476	23.978687	18.80%	51,876
2011	21.618365	20.184476	-6.63%	64,925
2010	17.309278	21.618365	24.89%	76,413
2009	13.926862	17.309278	24.29%	79,576
2008	20.832316	13.926862	-33.15%	92,478
2007	22.741481	20.832316	-8.40%	107,159
2006	19.666249	22.741481	15.64%	126,017
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	30.810322	29.848592	-3.12%	42,965
2014	31.027828	30.810322	-0.70%	46,793
2013	22.355183	31.027828	38.79%	61,266
2012	19.647183	22.355183	13.78%	73,547
2011	21.121050	19.647183	-6.98%	88,785
2010	17.113382	21.121050	23.42%	101,270
2009	12.891503	17.113382	32.75%	124,884
2008	21.177486	12.891503	-39.13%	159,114
2007	21.048246	21.177486	0.61%	190,967
2006	19.072534	21.048246	10.36%	219,107
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	22.820376	22.684279	-0.60%	23,019
2014	20.667120	22.820376	10.42%	23,989
2013	16.001710	20.667120	29.16%	25,718
2012	14.233747	16.001710	12.42%	35,120
2011	14.359252	14.233747	-0.87%	38,406
2010	12.842677	14.359252	11.81%	47,131
2009	10.358075	12.842677	23.99%	58,233
2008	17.964782	10.358075	-42.34%	71,195
2007	16.862404	17.964782	6.54%	84,739
2006	15.057436	16.862404	11.99%	75,902
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	14.221218	13.248540	-6.84%	85,959
2014	11.197893	14.221218	27.00%	106,412
2013	11.041496	11.197893	1.42%	114,638
2012	9.674180	11.041496	14.13%	147,719
2011	9.229811	9.674180	4.81%	168,286
2010	7.199571	9.229811	28.20%	164,972
2009	5.586139	7.199571	28.88%	176,470
2008*	10.000000	5.586139	-44.14%	4,651
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.067803	13.026127	-0.32%	10,538
2014	11.702809	13.067803	11.66%	20,794
2013*	10.000000	11.702809	17.03%	16,917

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.581916	10.414002	-1.59%	23,848
2014	10.663192	10.581916	-0.76%	14,235
2013	10.786788	10.663192	-1.15%	13,326
2012	10.551870	10.786788	2.23%	8,317
2011	10.548150	10.551870	0.04%	10,262
2010	10.429293	10.548150	1.14%	18,685
2009	9.860285	10.429293	5.77%	17,772
2008*	10.000000	9.860285	-1.40%	274
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.981900	12.193783	-6.07%	419
2014	12.573928	12.981900	3.24%	442
2013*	10.000000	12.573928	25.74%	1,549
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.908856	14.147870	-5.10%	19,680
2014	16.436669	14.908856	-9.30%	21,938
2013	13.859670	16.436669	18.59%	20,479
2012	11.738872	13.859670	18.07%	22,487
2011	13.574005	11.738872	-13.52%	23,339
2010	12.925473	13.574005	5.02%	30,815
2009*	10.000000	12.925473	29.25%	42,269
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	30.797972	30.715557	-0.27%	3,996
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.752299	10.637399	-1.07%	40,632
2014	10.822389	10.752299	-0.65%	50,365
2013	10.892194	10.822389	-0.64%	63,799
2012	10.544799	10.892194	3.29%	75,288
2011	10.647160	10.544799	-0.96%	81,497
2010	10.240700	10.647160	3.97%	95,131
2009	9.150793	10.240700	11.91%	90,543
2008	10.704077	9.150793	-14.51%	135,120
2007	10.346619	10.704077	3.45%	182,938
2006	10.054736	10.346619	2.90%	168,620
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	25.281979	24.850205	-1.71%	15,734
2014	23.194033	25.281979	9.00%	16,759
2013	17.069010	23.194033	35.88%	18,935
2012	15.575458	17.069010	9.59%	26,659
2011	16.273510	15.575458	-4.29%	34,535
2010	13.413659	16.273510	21.32%	37,149
2009	10.335393	13.413659	29.78%	30,714
2008	17.283561	10.335393	-40.20%	37,973
2007	16.265200	17.283561	6.26%	98,151
2006	14.485598	16.265200	12.29%	74,037

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	30.767193	31.498354	2.38%	110,868
2014	30.528975	30.767193	0.78%	120,589
2013	24.344469	30.528975	25.40%	63,688
2012	20.382955	24.344469	19.44%	77,285
2011	22.564578	20.382955	-9.67%	82,577
2010	19.748832	22.564578	14.26%	95,505
2009	14.351042	19.748832	37.61%	111,981
2008	24.355978	14.351042	-41.08%	124,270
2007	23.251982	24.355978	4.75%	149,002
2006	20.061994	23.251982	15.90%	165,589
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.109905	9.734758	-3.71%	14,378
2014	9.989009	10.109905	1.21%	17,033
2013	10.152703	9.989009	-1.61%	28,899
2012*	10.000000	10.152703	1.53%	25,515
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.037071	9.201285	1.82%	3,003
2014*	10.000000	9.037071	-9.63%	2,503
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	24.228201	24.668666	1.82%	54,239
2014	22.223516	24.228201	9.02%	68,479
2013	17.121860	22.223516	29.80%	76,185
2012	14.869396	17.121860	15.15%	85,317
2011	15.104731	14.869396	-1.56%	111,991
2010	13.205884	15.104731	14.38%	127,546
2009	10.448177	13.205884	26.39%	135,658
2008	17.239555	10.448177	-39.39%	160,546
2007	16.763040	17.239555	2.84%	177,429
2006	14.791636	16.763040	13.33%	175,876
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	36.724236	34.055250	-7.27%	14,424
2014	33.307274	36.724236	10.26%	18,358
2013	23.985164	33.307274	38.87%	24,766
2012	20.642006	23.985164	16.20%	31,910
2011	21.413044	20.642006	-3.60%	35,751
2010	17.621145	21.413044	21.52%	42,607
2009	13.036119	17.621145	35.17%	41,593
2008	21.293886	13.036119	-38.78%	54,909
2007	21.869330	21.293886	-2.63%	59,689
2006	19.314296	21.869330	13.23%	54,274
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.422561	9.346630	-10.32%	2,167
2014	10.506702	10.422561	-0.80%	5,221
2013	10.628082	10.506702	-1.14%	6,051
2012*	10.000000	10.628082	6.28%	1,537

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.170931	8.842097	-3.59%	304
2014	9.158382	9.170931	0.14%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.941366	10.945971	-8.34%	3,825
2014	12.056240	11.941366	-0.95%	3,995
2013	13.066955	12.056240	-7.73%	5,946
2012	12.574831	13.066955	3.91%	8,314
2011	11.745076	12.574831	7.06%	7,575
2010	10.874552	11.745076	8.01%	3,341
2009*	10.000000	10.874552	8.75%	3,055
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.616677	11.495418	-1.04%	43,456
2014	11.676359	11.616677	-0.51%	95,173
2013	11.851685	11.676359	-1.48%	50,364
2012	11.349481	11.851685	4.42%	66,694
2011	11.378072	11.349481	-0.25%	80,588
2010	10.954048	11.378072	3.87%	93,551
2009*	10.000000	10.954048	9.54%	56,955
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.766092	10.667199	-0.92%	18,286
2014	10.466187	10.766092	2.87%	81,591
2013	10.820820	10.466187	-3.28%	38,278
2012	10.007389	10.820820	8.13%	39,038
2011*	10.000000	10.007389	0.07%	9,914
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	21.225479	19.382354	-8.68%	3,268
2014	19.410812	21.225479	9.35%	4,795
2013	14.487633	19.410812	33.98%	7,109
2012	12.314739	14.487633	17.64%	4,235
2011	13.077277	12.314739	-5.83%	4,233
2010	11.578051	13.077277	12.95%	7,507
2009	9.031982	11.578051	28.19%	5,370
2008	14.920123	9.031982	-39.46%	6,866
2007	16.081163	14.920123	-7.22%	19,004
2006	14.048844	16.081163	14.47%	20,151
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	18.531085	18.325093	-1.11%	766
2014	20.130021	18.531085	-7.94%	1,782
2013	15.916783	20.130021	26.47%	1,782
2012	13.221140	15.916783	20.39%	1,782
2011	16.117634	13.221140	-17.97%	1,934
2010	14.834253	16.117634	8.65%	1,935
2009	12.052948	14.834253	23.08%	914
2008	21.777079	12.052948	-44.65%	1,327
2007	20.351449	21.777079	7.01%	1,785
2006	16.135628	20.351449	26.13%	3,380

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	23.322409	21.622981	-7.29%	4,953
2014	21.525154	23.322409	8.35%	13,342
2013	15.166068	21.525154	41.93%	16,879
2012	13.445444	15.166068	12.80%	19,277
2011	16.573515	13.445444	-18.87%	34,492
2010	13.893565	16.573515	19.29%	21,092
2009	8.584322	13.893565	61.85%	16,416
2008	13.805667	8.584322	-37.82%	16,814
2007	13.249928	13.805667	4.19%	19,229
2006	12.725497	13.249928	4.12%	20,240
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.648034	31.817793	11.06%	36,735
2014	22.107656	28.648034	29.58%	47,247
2013	14.874074	22.107656	48.63%	34,305
2012	11.498337	14.874074	29.36%	28,599
2011	10.548103	11.498337	9.01%	19,119
2010*	10.000000	10.548103	5.48%	12,881
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.393855	13.116357	-2.07%	4,800
2014	12.609439	13.393855	6.22%	9,335
2013	12.843574	12.609439	-1.82%	5,407
2012	11.911516	12.843574	7.82%	5,432
2011	11.443545	11.911516	4.09%	19,650
2010	10.844613	11.443545	5.52%	23,967
2009	10.040076	10.844613	8.01%	24,419
2008	11.354331	10.040076	-11.57%	59,870
2007	10.928553	11.354331	3.90%	94,528
2006	10.685986	10.928553	2.27%	61,875
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	22.956538	22.403144	-2.41%	4,837
2014	22.594067	22.956538	1.60%	5,079
2013	25.075807	22.594067	-9.90%	5,213
2012	21.542942	25.075807	16.40%	5,242
2011	20.409846	21.542942	5.55%	5,280
2010	18.833473	20.409846	8.37%	6,103
2009	14.657881	18.833473	28.49%	6,386
2008	17.458787	14.657881	-16.04%	7,275
2007	16.618318	17.458787	5.06%	16,168
2006	15.187336	16.618318	9.42%	21,321
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.228643	-17.71%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.492269	5.581115	-34.28%	4,921
2014	10.630705	8.492269	-20.12%	5,170
2013	9.739333	10.630705	9.15%	5,359
2012*	10.000000	9.739333	-2.61%	27,081

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.365087	5.482729	-34.46%	4,449
2014	10.503060	8.365087	-20.36%	3,436
2013	9.643196	10.503060	8.92%	5,417
2012*	10.000000	9.643196	-3.57%	3,155
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.999540	23.016386	-4.10%	5,870
2014	24.768425	23.999540	-3.10%	8,114
2013	16.695556	24.768425	48.35%	12,072
2012	15.673689	16.695556	6.52%	8,059
2011	16.636421	15.673689	-5.79%	9,608
2010	13.289036	16.636421	25.19%	6,283
2009	8.816097	13.289036	50.74%	1,088

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	0
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.782342	24.796566	0.06%	0
2014	22.986004	24.782342	7.81%	0
2013	17.311831	22.986004	32.78%	0
2012	14.968109	17.311831	15.66%	0
2011	14.304207	14.968109	4.64%	0
2010	12.854596	14.304207	11.28%	0
2009	10.827274	12.854596	18.72%	0
2008	18.506988	10.827274	-41.50%	0
2007	17.892030	18.506988	3.44%	0
2006	15.503132	17.892030	15.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	35.338702	32.876571	-6.97%	21,146
2014	32.880765	35.338702	7.48%	22,818
2013	24.216588	32.880765	35.78%	28,253
2012	20.721634	24.216588	16.87%	38,570
2011	22.986580	20.721634	-9.85%	46,031
2010	18.406669	22.986580	24.88%	45,972
2009	13.079240	18.406669	40.73%	22,880
2008	20.635008	13.079240	-36.62%	6,804
2007	20.604211	20.635008	0.15%	0
2006	18.288161	20.604211	12.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.871458	13.346432	-3.78%	207,440
2014	13.612111	13.871458	1.91%	211,166
2013	15.076827	13.612111	-9.72%	236,173
2012	14.232459	15.076827	5.93%	320,331
2011	12.910361	14.232459	10.24%	323,651
2010	12.449686	12.910361	3.70%	337,776
2009	11.450417	12.449686	8.73%	238,465
2008	11.794488	11.450417	-2.92%	164,927
2007	10.920015	11.794488	8.01%	97,065
2006	10.896084	10.920015	0.22%	147,414

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.897323	23.100038	-7.22%	0
2014	22.467450	24.897323	10.82%	0
2013	16.810054	22.467450	33.65%	0
2012	14.888184	16.810054	12.91%	0
2011	14.672334	14.888184	1.47%	0
2010	13.062460	14.672334	12.32%	0
2009	11.242922	13.062460	16.18%	0
2008	17.461039	11.242922	-35.61%	0
2007	17.778371	17.461039	-1.78%	0
2006	15.427120	17.778371	15.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.596828	22.910569	-2.91%	101,463
2014	20.578136	23.596828	14.67%	114,546
2013	16.058213	20.578136	28.15%	123,904
2012	14.005712	16.058213	14.65%	126,164
2011	14.317670	14.005712	-2.18%	129,897
2010	12.198606	14.317670	17.37%	138,868
2009	9.526439	12.198606	28.05%	96,929
2008	12.792189	9.526439	-25.53%	76,098
2007	13.290580	12.792189	-3.75%	80,981
2006	11.205543	13.290580	18.61%	43,771
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.294106	14.936588	-2.34%	134,296
2014	15.209523	15.294106	0.56%	163,979
2013	13.475079	15.209523	12.87%	186,134
2012	12.421855	13.475079	8.48%	157,234
2011	13.067152	12.421855	-4.94%	134,214
2010	12.067934	13.067152	8.28%	103,469
2009*	10.000000	12.067934	20.68%	48,929
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.217194	-7.83%	1,193
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.792122	-2.08%	520
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.743222	11.758795	-7.73%	26,003
2014	12.230454	12.743222	4.19%	30,769
2013*	10.000000	12.230454	22.30%	3,391
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.885861	10.468677	-3.83%	36,906
2014*	10.000000	10.885861	8.86%	20,107

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	34.885764	33.613089	-3.65%	60,145
2014	33.640283	34.885764	3.70%	65,770
2013	24.233727	33.640283	38.82%	71,092
2012	21.224949	24.233727	14.18%	83,293
2011	21.394413	21.224949	-0.79%	86,926
2010	17.235524	21.394413	24.13%	87,490
2009	13.974154	17.235524	23.34%	52,947
2008	20.504377	13.974154	-31.85%	55,313
2007	20.923558	20.504377	-2.00%	51,112
2006	18.537637	20.923558	12.87%	68,501
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	25.276489	25.151804	-0.49%	169,117
2014	22.653800	25.276489	11.58%	194,774
2013	17.435668	22.653800	29.93%	199,018
2012	15.306274	17.435668	13.91%	236,174
2011	15.267909	15.306274	0.25%	235,475
2010	13.512440	15.267909	12.99%	248,362
2009	10.867044	13.512440	24.34%	234,564
2008	17.575096	10.867044	-38.17%	239,710
2007	16.969878	17.575096	3.57%	222,939
2006	14.931032	16.969878	13.66%	192,584
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.814278	21.895515	-4.03%	78,566
2014	21.447816	22.814278	6.37%	112,313
2013	17.993863	21.447816	19.20%	155,076
2012	16.561713	17.993863	8.65%	156,301
2011	15.438650	16.561713	7.27%	96,546
2010	13.603246	15.438650	13.49%	56,753
2009	11.281615	13.603246	20.58%	36,145
2008	16.272778	11.281615	-30.67%	24,382
2007	15.438813	16.272778	5.40%	22,519
2006	13.466826	15.438813	14.64%	22,355
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	20.318212	19.538332	-3.84%	0
2014	20.327619	20.318212	-0.05%	0
2013	13.902178	20.327619	46.22%	0
2012	11.720663	13.902178	18.61%	0
2011	13.824260	11.720663	-15.22%	0
2010	10.712167	13.824260	29.05%	0
2009	8.634253	10.712167	24.07%	0
2008	14.065272	8.634253	-38.61%	0
2007	16.071699	14.065272	-12.48%	0
2006	15.736972	16.071699	2.13%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.989462	9.756833	-2.33%	31,329
2014	10.068545	9.989462	-0.79%	201,342

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.564696	15.289625	-7.70%	0
2014	17.017826	16.564696	-2.66%	0
2013	14.856675	17.017826	14.55%	0
2012	13.687983	14.856675	8.54%	0
2011	14.683822	13.687983	-6.78%	0
2010	13.171340	14.683822	11.48%	0
2009	11.787834	13.171340	11.74%	0
2008	16.989717	11.787834	-30.62%	0
2007	15.708894	16.989717	8.15%	0
2006	13.752791	15.708894	14.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	14.102217	13.850713	-1.78%	29,706
2014	13.810082	14.102217	2.12%	36,045
2013	13.894789	13.810082	-0.61%	46,792
2012	12.869675	13.894789	7.97%	106,117
2011	12.790728	12.869675	0.62%	137,917
2010	11.974030	12.790728	6.82%	144,069
2009	10.101766	11.974030	18.53%	146,500
2008	11.076617	10.101766	-8.80%	148,081
2007	10.680041	11.076617	3.71%	163,718
2006	10.417461	10.680041	2.52%	151,885
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.389577	15.101297	-1.87%	189,838
2014	14.969777	15.389577	2.80%	194,637
2013	13.405569	14.969777	11.67%	188,601
2012	12.178768	13.405569	10.07%	196,358
2011	12.398062	12.178768	-1.77%	118,762
2010	11.166697	12.398062	11.03%	120,635
2009	9.131944	11.166697	22.28%	77,965
2008	12.370445	9.131944	-26.18%	23,646
2007	11.566476	12.370445	6.95%	19,213
2006	10.699312	11.566476	8.10%	9,675
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.956541	15.668873	-1.80%	405,793
2014	15.464277	15.956541	3.18%	420,454
2013	13.556345	15.464277	14.07%	463,819
2012	12.153713	13.556345	11.54%	422,305
2011	12.474560	12.153713	-2.57%	383,127
2010	11.060351	12.474560	12.79%	372,610
2009	8.721797	11.060351	26.81%	217,858
2008	13.156786	8.721797	-33.71%	127,575
2007	12.128889	13.156786	8.47%	35,721
2006	11.006133	12.128889	10.20%	32,888

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.651222	16.339438	-1.87%	85,503
2014	16.114724	16.651222	3.33%	102,037
2013	13.454729	16.114724	19.77%	92,277
2012	11.841534	13.454729	13.62%	95,010
2011	12.352735	11.841534	-4.14%	97,539
2010	10.804752	12.352735	14.33%	126,296
2009	8.349378	10.804752	29.41%	123,502
2008	13.689247	8.349378	-39.01%	50,206
2007	12.493309	13.689247	9.57%	47,115
2006	11.214376	12.493309	11.40%	13,689
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.351683	13.565323	-21.82%	80,051
2014	20.163384	17.351683	-13.94%	79,707
2013	16.463930	20.163384	22.47%	118,841
2012	15.935324	16.463930	3.32%	139,607
2011	17.038919	15.935324	-6.48%	183,191
2010	14.495096	17.038919	17.55%	165,740
2009	9.956721	14.495096	45.58%	176,142
2008	22.136758	9.956721	-55.02%	178,084
2007	15.408470	22.136758	43.67%	193,112
2006	13.393345	15.408470	15.05%	112,733
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	23.508684	22.208360	-5.53%	168,827
2014	21.967638	23.508684	7.02%	171,444
2013	17.420485	21.967638	26.10%	200,154
2012	15.086420	17.420485	15.47%	236,337
2011	15.192949	15.086420	-0.70%	279,825
2010	13.401575	15.192949	13.37%	302,481
2009	10.459329	13.401575	28.13%	304,908
2008	18.540287	10.459329	-43.59%	316,381
2007	18.559236	18.540287	-0.10%	333,359
2006	15.686349	18.559236	18.31%	271,108
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	25.290301	26.671433	5.46%	133,597
2014	23.093139	25.290301	9.51%	114,765
2013	17.212475	23.093139	34.17%	102,493
2012	15.251883	17.212475	12.85%	126,579
2011	15.465188	15.251883	-1.38%	138,917
2010	12.656565	15.465188	22.19%	71,175
2009	10.025990	12.656565	26.24%	72,829
2008	19.288579	10.025990	-48.02%	69,012
2007	15.438157	19.288579	24.94%	64,232
2006	14.683761	15.438157	5.14%	40,149

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.329567	14.016010	-2.19%	348,518
2014	13.753043	14.329567	4.19%	396,348
2013	14.235606	13.753043	-3.39%	400,780
2012	13.665135	14.235606	4.17%	500,939
2011	12.941194	13.665135	5.59%	550,650
2010	12.197618	12.941194	6.10%	639,382
2009	10.708075	12.197618	13.91%	736,190
2008	11.243823	10.708075	-4.76%	618,833
2007	10.951260	11.243823	2.67%	702,179
2006	10.659771	10.951260	2.73%	373,915
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	37.643926	36.530867	-2.96%	197,912
2014	35.988361	37.643926	4.60%	228,993
2013	26.849753	35.988361	34.04%	271,971
2012	23.758224	26.849753	13.01%	352,296
2011	27.014572	23.758224	-12.05%	402,472
2010	21.298626	27.014572	26.84%	421,720
2009	15.448824	21.298626	37.87%	403,890
2008	25.930971	15.448824	-40.42%	392,940
2007	22.791856	25.930971	13.77%	365,353
2006	20.553638	22.791856	10.89%	305,453
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.436258	22.862986	1.90%	56,959
2014	24.801023	22.436258	-9.53%	0
2013	19.313935	24.801023	28.41%	0
2012	16.264403	19.313935	18.75%	0
2011	19.945109	16.264403	-18.45%	0
2010	17.918989	19.945109	11.31%	0
2009	14.390862	17.918989	24.52%	0
2008	26.031640	14.390862	-44.72%	0
2007	22.545159	26.031640	15.46%	0
2006	19.404191	22.545159	16.19%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	31.719324	30.292773	-4.50%	9,894
2014	30.187295	31.719324	5.08%	10,664
2013	23.505337	30.187295	28.43%	17,913
2012	18.752426	23.505337	25.35%	21,400
2011	20.897175	18.752426	-10.26%	24,917
2010	16.766879	20.897175	24.63%	24,522
2009	10.815184	16.766879	55.03%	28,812
2008	22.505859	10.815184	-51.95%	27,771
2007	21.638152	22.505859	4.01%	32,951
2006	18.906801	21.638152	14.45%	43,194

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.620008	11.676101	-7.48%	21,138
2014	12.438455	12.620008	1.46%	23,565
2013	10.187087	12.438455	22.10%	42,741
2012	8.953922	10.187087	13.77%	29,309
2011	9.218340	8.953922	-2.87%	37,478
2010	8.475367	9.218340	8.77%	38,522
2009	6.595954	8.475367	28.49%	28,984
2008*	10.000000	6.595954	-34.04%	740
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.284102	14.014111	-8.31%	318,324
2014	14.809675	15.284102	3.20%	489,687
2013	13.175492	14.809675	12.40%	464,267
2012	11.856123	13.175492	11.13%	453,137
2011	11.738165	11.856123	1.00%	487,807
2010	10.560423	11.738165	11.15%	487,731
2009	7.894728	10.560423	33.77%	451,150
2008	11.376790	7.894728	-30.61%	407,963
2007	11.115728	11.376790	2.35%	385,435
2006*	10.000000	11.115728	11.16%	89,243
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	25.675789	24.405153	-4.95%	44,080
2014	23.938947	25.675789	7.26%	47,081
2013	18.711238	23.938947	27.94%	66,258
2012	16.941401	18.711238	10.45%	72,961
2011	16.200863	16.941401	4.57%	97,409
2010	13.612280	16.200863	19.02%	92,988
2009	11.759021	13.612280	15.76%	99,363
2008	16.351297	11.759021	-28.09%	111,276
2007	17.034126	16.351297	-4.01%	126,520
2006	14.742263	17.034126	15.55%	135,557
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	33.055931	30.200764	-8.64%	99,016
2014	33.318067	33.055931	-0.79%	114,355
2013	24.790246	33.318067	34.40%	122,281
2012	21.227051	24.790246	16.79%	152,411
2011	22.357673	21.227051	-5.06%	186,059
2010	17.675073	22.357673	26.49%	208,546
2009	13.872311	17.675073	27.41%	259,504
2008	20.994058	13.872311	-33.92%	153,969
2007	21.801820	20.994058	-3.71%	134,614
2006	18.891360	21.801820	15.41%	99,507
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.343599	7.410485	-20.69%	48,939
2014*	10.000000	9.343599	-6.56%	54,579

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	22.224172	20.500642	-7.76%	63,213
2014	25.350296	22.224172	-12.33%	61,195
2013	20.896927	25.350296	21.31%	0
2012	17.916784	20.896927	16.63%	0
2011	20.322853	17.916784	-11.84%	0
2010	19.003244	20.322853	6.94%	0
2009	14.056429	19.003244	35.19%	0
2008	23.899086	14.056429	-41.18%	0
2007	20.984278	23.899086	13.89%	0
2006	17.514557	20.984278	19.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.795156	9.246939	-5.60%	241,798
2014	9.750470	9.795156	0.46%	302,072
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.740326	10.908081	-7.09%	1,362
2014	11.449263	11.740326	2.54%	1,413
2013	10.219489	11.449263	12.03%	1,446
2012*	10.000000	10.219489	2.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.226781	10.275245	0.47%	3,513
2014	9.905190	10.226781	3.25%	3,347
2013*	10.000000	9.905190	-0.95%	1,168
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.189934	14.663314	3.34%	4,727
2014	13.297860	14.189934	6.71%	4,736
2013	9.642499	13.297860	37.91%	1,862
2012*	10.000000	9.642499	-3.58%	2,776
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.965066	12.242528	-5.57%	4,014
2014	12.616435	12.965066	2.76%	3,762
2013	9.955345	12.616435	26.73%	3,239
2012*	10.000000	9.955345	-0.45%	5,642
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.940168	13.895240	-0.32%	44,865
2014	13.121647	13.940168	6.24%	47,581
2013	9.737053	13.121647	34.76%	50,019
2012*	10.000000	9.737053	-2.63%	51,617

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.783355	14.270672	-9.58%	122,460
2014	16.888577	15.783355	-6.54%	143,866
2013	13.681267	16.888577	23.44%	170,126
2012	11.637337	13.681267	17.56%	190,113
2011	12.712334	11.637337	-8.46%	194,165
2010	11.857519	12.712334	7.21%	157,503
2009*	10.000000	11.857519	18.58%	74,436
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.847779	10.927537	-7.77%	29,472
2014	11.785431	11.847779	0.53%	52,480
2013	10.811552	11.785431	9.01%	73,214
2012*	10.000000	10.811552	8.12%	30,362
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.728671	12.760516	-7.05%	43,730
2014	12.901284	13.728671	6.41%	55,921
2013	10.064650	12.901284	28.18%	58,991
2012*	10.000000	10.064650	0.65%	9,371
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.973812	23.747255	-0.95%	0
2014	22.452186	23.973812	6.78%	0
2013	18.997371	22.452186	18.19%	0
2012	16.986066	18.997371	11.84%	0
2011	16.987838	16.986066	-0.01%	0
2010	15.927003	16.987838	6.66%	0
2009	12.856037	15.927003	23.89%	0
2008	15.525436	12.856037	-17.19%	0
2007	14.391860	15.525436	8.93%	0
2006	13.101199	14.391860	9.85%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.782774	-2.17%	9,600
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	30.147632	33.290884	10.43%	113,823
2014	28.174446	30.147632	7.00%	122,824
2013	21.820421	28.174446	29.12%	150,606
2012	17.858839	21.820421	22.18%	194,858
2011	19.453130	17.858839	-8.20%	219,199
2010	18.519285	19.453130	5.04%	297,075
2009	12.856640	18.519285	44.04%	252,033
2008	23.402581	12.856640	-45.06%	181,297
2007	17.363405	23.402581	34.78%	41,096
2006	16.129914	17.363405	7.65%	2,692

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.345516	14.809295	3.23%	37,233
2014	13.298723	14.345516	7.87%	32,869
2013	9.956837	13.298723	33.56%	37,367
2012*	10.000000	9.956837	-0.43%	56,182
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	30.026296	27.012883	-10.04%	43,530
2014	34.627751	30.026296	-13.29%	49,067
2013	30.714992	34.627751	12.74%	60,573
2012	27.510257	30.714992	11.65%	82,316
2011	41.214264	27.510257	-33.25%	0
2010	33.417544	41.214264	23.33%	0
2009	18.916833	33.417544	76.66%	0
2008	40.142189	18.916833	-52.88%	0
2007	31.787788	40.142189	26.28%	0
2006	21.974735	31.787788	45.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.256522	7.300082	-21.14%	6,798
2014	9.839484	9.256522	-5.92%	6,767
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.998711	12.548081	-3.47%	9,443
2014	14.244140	12.998711	-8.74%	16,068
2013	10.224572	14.244140	39.31%	18,218
2012*	10.000000	10.224572	2.25%	5,842
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	28.293551	27.650885	-2.27%	267,642
2014	26.025521	28.293551	8.71%	288,274
2013	19.456003	26.025521	33.77%	292,967
2012	17.019718	19.456003	14.31%	304,723
2011	17.332997	17.019718	-1.81%	332,078
2010	15.798089	17.332997	9.72%	384,125
2009	13.078095	15.798089	20.80%	407,780
2008	19.711303	13.078095	-33.65%	170,743
2007	18.572196	19.711303	6.13%	118,896
2006	15.622179	18.572196	18.88%	52,093
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.959329	15.690071	4.88%	166,136
2014	14.994200	14.959329	-0.23%	140,138
2013	11.908476	14.994200	25.91%	126,623
2012	10.412896	11.908476	14.36%	77,749
2011	10.746091	10.412896	-3.10%	35,725
2010*	10.000000	10.746091	7.46%	17,762
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.735409	-2.65%	17,318

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.783094	15.369889	-8.42%	5,762
2014	17.371316	16.783094	-3.39%	22,000
2013	13.348145	17.371316	30.14%	23,582
2012	11.034498	13.348145	20.97%	15,173
2011	11.288018	11.034498	-2.25%	9,386
2010*	10.000000	11.288018	12.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.489885	21.200786	-5.73%	263,118
2014	20.184237	22.489885	11.42%	287,369
2013	15.538866	20.184237	29.90%	348,008
2012	13.763734	15.538866	12.90%	408,811
2011	13.884154	13.763734	-0.87%	459,076
2010	12.438227	13.884154	11.62%	523,984
2009*	10.000000	12.438227	24.38%	6,774
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.617188	14.561756	-0.38%	3,461,261
2014	14.112912	14.617188	3.57%	3,438,051
2013	11.604010	14.112912	21.62%	3,507,299
2012	10.165503	11.604010	14.15%	3,504,325
2011	10.209472	10.165503	-0.43%	3,576,067
2010	9.238844	10.209472	10.51%	3,614,807
2009	7.588470	9.238844	21.75%	2,521,237
2008	10.954073	7.588470	-30.72%	1,294,139
2007	10.462278	10.954073	4.70%	920,690
2006*	10.000000	10.462278	4.62%	214,682
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.730420	11.545328	-1.58%	885,227
2014	11.327043	11.730420	3.56%	893,209
2013	11.785385	11.327043	-3.89%	993,255
2012	11.381759	11.785385	3.55%	951,692
2011	10.912484	11.381759	4.30%	924,374
2010	10.436622	10.912484	4.56%	994,307
2009	9.433308	10.436622	10.64%	676,792
2008	10.609831	9.433308	-11.09%	291,584
2007	10.444352	10.609831	1.58%	138,362
2006*	10.000000	10.444352	4.44%	27,975
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.460382	16.249589	5.10%	262,209
2014	15.389466	15.460382	0.46%	258,284
2013	12.126730	15.389466	26.91%	301,367
2012	10.069132	12.126730	20.43%	403,386
2011	11.254382	10.069132	-10.53%	438,968
2010	10.249994	11.254382	9.80%	440,989
2009	7.337562	10.249994	39.69%	393,561
2008	12.121527	7.337562	-39.47%	303,110
2007	10.744833	12.121527	12.81%	223,516
2006*	10.000000	10.744833	7.45%	70,777

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.784351	15.522153	4.99%	328,011
2014	13.867974	14.784351	6.61%	351,726
2013	10.846099	13.867974	27.86%	409,163
2012	9.365156	10.846099	15.81%	490,524
2011	9.960000	9.365156	-5.97%	545,875
2010	8.542120	9.960000	16.60%	600,914
2009	6.239296	8.542120	36.91%	511,826
2008	11.337557	6.239296	-44.97%	447,245
2007	10.271422	11.337557	10.38%	346,633
2006*	10.000000	10.271422	2.71%	144,496
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.429965	13.392624	-0.28%	902,127
2014	12.350590	13.429965	8.74%	927,639
2013	9.415433	12.350590	31.17%	1,081,433
2012	8.153379	9.415433	15.48%	1,290,450
2011	8.453715	8.153379	-3.55%	1,376,226
2010	7.721847	8.453715	9.48%	1,454,652
2009	5.989361	7.721847	28.93%	971,614
2008	9.802828	5.989361	-38.90%	385,747
2007*	10.000000	9.802828	-1.97%	142,658
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.550311	19.744284	-3.92%	76,650
2014	20.313467	20.550311	1.17%	79,750
2013	19.231348	20.313467	5.63%	6,382
2012	17.017897	19.231348	13.01%	9,669
2011	16.615888	17.017897	2.42%	10,957
2010	14.885141	16.615888	11.63%	11,254
2009	10.334841	14.885141	44.03%	17,753
2008	14.548361	10.334841	-28.96%	25,743
2007	14.300269	14.548361	1.73%	32,870
2006	13.105761	14.300269	9.11%	39,553
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	25.404465	23.428587	-7.78%	84,840
2014	23.641763	25.404465	7.46%	103,763
2013	17.712598	23.641763	33.47%	113,271
2012	15.194556	17.712598	16.57%	93,615
2011	15.805002	15.194556	-3.86%	101,398
2010	13.877669	15.805002	13.89%	109,694
2009	10.967290	13.877669	26.54%	108,805
2008	17.708621	10.967290	-38.07%	126,337
2007	18.432802	17.708621	-3.93%	270,439
2006	16.168555	18.432802	14.00%	159,353
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.533027	11.017925	-4.47%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.197987	10.852225	-3.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	13.117078	12.785655	-2.53%	24,390
2014	12.478109	13.117078	5.12%	27,940
2013	8.812490	12.478109	41.60%	26,147
2012	7.646121	8.812490	15.25%	27,361
2011	8.773136	7.646121	-12.85%	102,191
2010	7.707297	8.773136	13.83%	69,480
2009	5.107601	7.707297	50.90%	52,109
2008*	10.000000	5.107601	-48.92%	746
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	15.095404	14.829315	-1.76%	167,815
2014	13.846726	15.095404	9.02%	192,539
2013	10.130566	13.846726	36.68%	204,935
2012	9.219979	10.130566	9.88%	211,657
2011	9.661405	9.219979	-4.57%	242,739
2010	7.926029	9.661405	21.89%	271,092
2009	6.120582	7.926029	29.50%	517,670
2008*	10.000000	6.120582	-38.79%	619,328
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.799134	12.404890	-3.08%	29,363
2014	12.415957	12.799134	3.09%	36,991
2013	9.720625	12.415957	27.73%	58,598
2012	8.483576	9.720625	14.58%	58,296
2011	9.185337	8.483576	-7.64%	58,934
2010	8.099592	9.185337	13.40%	55,767
2009	6.355008	8.099592	27.45%	20,680
2008*	10.000000	6.355008	-36.45%	1,443
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.647807	12.344881	-2.40%	352,809
2014	12.292622	12.647807	2.89%	352,852
2013	10.867888	12.292622	13.11%	456,554
2012	9.919751	10.867888	9.56%	470,787
2011	10.192308	9.919751	-2.67%	410,931
2010	9.357952	10.192308	8.92%	478,716
2009	7.916818	9.357952	18.20%	301,984
2008*	10.000000	7.916818	-20.83%	70,454
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.889463	12.546506	-2.66%	2,208,822
2014	12.479625	12.889463	3.28%	2,191,914
2013	10.433676	12.479625	19.61%	2,131,224
2012	9.307046	10.433676	12.11%	2,148,137
2011	9.771043	9.307046	-4.75%	2,180,121
2010	8.812871	9.771043	10.87%	2,151,458
2009	7.194892	8.812871	22.49%	1,061,888
2008*	10.000000	7.194892	-28.05%	204,780

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.923875	11.676574	-2.07%	588,611
2014	11.696785	11.923875	1.94%	566,607
2013	11.299466	11.696785	3.52%	621,198
2012	10.655439	11.299466	6.04%	601,301
2011	10.650655	10.655439	0.04%	604,881
2010	10.108923	10.650655	5.36%	715,052
2009	9.066730	10.108923	11.49%	554,556
2008*	10.000000	9.066730	-9.33%	164,394
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	32,694
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.922285	10.249384	-6.16%	205,977
2014	10.960668	10.922285	-0.35%	189,981
2013*	10.000000	10.960668	9.61%	156,171
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.781824	12.474867	-2.40%	1,642,853
2014	12.390488	12.781824	3.16%	1,619,194
2013	10.661747	12.390488	16.21%	1,820,572
2012	9.618214	10.661747	10.85%	1,820,828
2011	9.982416	9.618214	-3.65%	1,830,443
2010	9.085842	9.982416	9.87%	1,748,691
2009	7.552592	9.085842	20.30%	779,415
2008*	10.000000	7.552592	-24.47%	290,101
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.819720	12.455975	-2.84%	1,005,685
2014	12.428198	12.819720	3.15%	1,061,363
2013	10.137244	12.428198	22.60%	1,169,246
2012	8.968194	10.137244	13.04%	1,059,530
2011	9.536164	8.968194	-5.96%	1,126,027
2010	8.531026	9.536164	11.78%	1,136,843
2009	6.831944	8.531026	24.87%	638,743
2008*	10.000000	6.831944	-31.68%	476,751
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.467336	12.168029	-2.40%	524,494
2014	12.142261	12.467336	2.68%	429,801
2013	11.064882	12.142261	9.74%	443,949
2012	10.192902	11.064882	8.55%	521,380
2011	10.360114	10.192902	-1.61%	562,389
2010	9.631751	10.360114	7.56%	540,230
2009	8.296674	9.631751	16.09%	349,715
2008*	10.000000	8.296674	-17.03%	43,916

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.294516	12.021743	-2.22%	89,087
2014	11.905707	12.294516	3.27%	110,003
2013	12.331110	11.905707	-3.45%	104,458
2012	11.630010	12.331110	6.03%	91,426
2011	11.096503	11.630010	4.81%	95,326
2010	10.534320	11.096503	5.34%	107,939
2009	9.833651	10.534320	7.13%	279,373
2008*	10.000000	9.833651	-1.66%	817
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.322944	13.075110	-1.86%	51,607
2014	12.876674	13.322944	3.47%	48,454
2013	13.325910	12.876674	-3.37%	40,421
2012	12.611065	13.325910	5.67%	36,597
2011	12.054199	12.611065	4.62%	32,082
2010	11.302080	12.054199	6.65%	23,942
2009	9.839470	11.302080	14.86%	17,893
2008*	10.000000	9.839470	-1.61%	1,138
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.962029	25.585677	-17.36%	34,053
2014	33.293585	30.962029	-7.00%	39,145
2013	33.605050	33.293585	-0.93%	0
2012	29.118581	33.605050	15.41%	0
2011	38.133539	29.118581	-23.64%	0
2010	33.348434	38.133539	14.35%	0
2009	20.727818	33.348434	60.89%	0
2008	49.945207	20.727818	-58.50%	0
2007	34.872641	49.945207	43.22%	0
2006	25.931436	34.872641	34.48%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	13.173644	12.981661	-1.46%	327,517
2014	12.770434	13.173644	3.16%	380,082
2013	13.492384	12.770434	-5.35%	455,588
2012	13.271782	13.492384	1.66%	518,539
2011	12.542901	13.271782	5.81%	567,567
2010	12.134304	12.542901	3.37%	690,984
2009	11.978319	12.134304	1.30%	818,869
2008	11.272066	11.978319	6.27%	856,207
2007	10.663790	11.272066	5.70%	629,418
2006	10.459828	10.663790	1.95%	360,918

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.907378	8.504104	-4.53%	95,067
2014	9.094737	8.907378	-2.06%	112,169
2013	7.841921	9.094737	15.98%	60,414
2012	6.899010	7.841921	13.67%	63,816
2011	7.770266	6.899010	-11.21%	75,408
2010	6.970197	7.770266	11.48%	75,399
2009	5.458108	6.970197	27.70%	83,451
2008*	10.000000	5.458108	-45.42%	25,627
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.799263	9.532700	-2.72%	52,798
2014	10.588556	9.799263	-7.45%	41,437
2013	8.869766	10.588556	19.38%	48,443
2012	7.606187	8.869766	16.61%	42,638
2011	8.846856	7.606187	-14.02%	105,378
2010	8.350063	8.846856	5.95%	45,868
2009	6.581420	8.350063	26.87%	40,800
2008	11.723228	6.581420	-43.86%	35,008
2007	10.864484	11.723228	7.90%	32,532
2006*	10.000000	10.864484	8.64%	8,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	24.730536	24.153161	-2.33%	153,902
2014	23.878538	24.730536	3.57%	127,079
2013	19.022168	23.878538	25.53%	136,853
2012	16.637218	19.022168	14.34%	174,017
2011	17.554574	16.637218	-5.23%	155,894
2010	15.523723	17.554574	13.08%	174,867
2009	12.370643	15.523723	25.49%	173,859
2008	19.855704	12.370643	-37.70%	162,467
2007	18.997011	19.855704	4.52%	161,614
2006	16.476890	18.997011	15.29%	137,345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.492881	15.257174	-1.52%	290,378
2014	15.016353	15.492881	3.17%	280,366
2013	13.420290	15.016353	11.89%	210,880
2012	12.437013	13.420290	7.91%	221,171
2011	12.496296	12.437013	-0.47%	240,732
2010	11.535143	12.496296	8.33%	208,039
2009*	10.000000	11.535143	15.35%	48,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.697939	17.366154	-1.87%	564,652
2014	17.051415	17.697939	3.79%	560,147
2013	14.464860	17.051415	17.88%	488,599
2012	13.063036	14.464860	10.73%	469,878
2011	13.366494	13.063036	-2.27%	420,838
2010	12.094311	13.366494	10.52%	406,271
2009*	10.000000	12.094311	20.94%	174,230

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.346119	14.189924	-1.09%	421,678
2014	13.997881	14.346119	2.49%	349,546
2013	13.535441	13.997881	3.42%	378,406
2012	13.045914	13.535441	3.75%	442,100
2011	12.847503	13.045914	1.54%	422,137
2010	12.298583	12.847503	4.46%	394,294
2009	11.428645	12.298583	7.61%	327,494
2008	12.327518	11.428645	-7.29%	222,126
2007	11.858987	12.327518	3.95%	122,134
2006	11.322875	11.858987	4.73%	168,706
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.771292	10.281473	-4.55%	3,231
2014	10.656981	10.771292	1.07%	3,234
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	441
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.743378	19.411652	-1.68%	1,099,827
2014	19.027708	19.743378	3.76%	1,220,541
2013	16.538178	19.027708	15.05%	1,309,561
2012	15.129256	16.538178	9.31%	1,394,922
2011	15.342067	15.129256	-1.39%	1,499,849
2010	14.021652	15.342067	9.42%	1,506,179
2009	11.930560	14.021652	17.53%	1,374,835
2008	15.746448	11.930560	-24.23%	1,041,484
2007	15.108073	15.746448	4.23%	962,425
2006	13.752881	15.108073	9.85%	750,143
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	22.643867	22.175142	-2.07%	893,183
2014	21.869660	22.643867	3.54%	1,012,699
2013	18.115146	21.869660	20.73%	986,970
2012	16.142395	18.115146	12.22%	1,006,594
2011	16.718384	16.142395	-3.45%	1,105,615
2010	15.019417	16.718384	11.31%	1,132,114
2009	12.239448	15.019417	22.71%	1,168,776
2008	18.083882	12.239448	-32.32%	1,149,402
2007	17.270506	18.083882	4.71%	961,562
2006	15.283830	17.270506	13.00%	791,389

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	17.120976	16.884676	-1.38%	430,115
2014	16.569944	17.120976	3.33%	476,555
2013	15.201313	16.569944	9.00%	536,574
2012	14.263081	15.201313	6.58%	534,885
2011	14.165686	14.263081	0.69%	502,518
2010	13.232525	14.165686	7.05%	485,329
2009	11.708659	13.232525	13.01%	446,996
2008	13.970722	11.708659	-16.19%	333,608
2007	13.379019	13.970722	4.42%	225,582
2006	12.508072	13.379019	6.96%	236,428
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.379286	23.141831	3.41%	538,768
2014	20.896330	22.379286	7.10%	606,254
2013	15.542499	20.896330	34.45%	700,689
2012	13.304699	15.542499	16.82%	821,523
2011	13.831503	13.304699	-3.81%	922,148
2010	12.920287	13.831503	7.05%	1,054,296
2009*	10.000000	12.920287	29.20%	2,488
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.942437	9.587816	-3.57%	9,061
2014*	10.000000	9.942437	-0.58%	906
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.138604	10.015883	-1.21%	476
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	34.624827	33.291755	-3.85%	87,006
2014	32.076894	34.624827	7.94%	88,626
2013	24.439049	32.076894	31.25%	90,814
2012	21.089310	24.439049	15.88%	108,376
2011	21.935436	21.089310	-3.86%	117,451
2010	17.618923	21.935436	24.50%	120,515
2009	13.059815	17.618923	34.91%	125,623
2008	20.836514	13.059815	-37.32%	121,887
2007	19.638607	20.836514	6.10%	114,833
2006	18.115151	19.638607	8.41%	107,274
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.898750	9.765119	-1.35%	783,943
2014	10.034210	9.898750	-1.35%	750,121
2013	10.171524	10.034210	-1.35%	931,016
2012	10.311101	10.171524	-1.35%	992,560
2011	10.451806	10.311101	-1.35%	1,044,585
2010	10.594821	10.451806	-1.35%	981,165
2009	10.735302	10.594821	-1.31%	846,910
2008	10.663223	10.735302	0.68%	1,322,093
2007	10.315557	10.663223	3.37%	796,004
2006	10.003163	10.315557	3.12%	401,137

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.569485	14.915362	-4.20%	199,082
2014	15.192521	15.569485	2.48%	192,238
2013	15.575561	15.192521	-2.46%	170,133
2012	14.066138	15.575561	10.73%	163,747
2011	13.508710	14.066138	4.13%	166,053
2010	12.382528	13.508710	9.09%	173,948
2009	10.091608	12.382528	22.70%	144,468
2008	12.368402	10.091608	-18.41%	130,915
2007	11.984317	12.368402	3.20%	132,354
2006	11.587251	11.984317	3.43%	117,922
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.804612	10.588991	-2.00%	263,710
2014	11.102585	10.804612	-2.68%	301,808
2013	9.295303	11.102585	19.44%	303,714
2012	8.156839	9.295303	13.96%	313,780
2011	9.148676	8.156839	-10.84%	348,604
2010	8.148819	9.148676	12.27%	316,515
2009	6.068969	8.148819	34.27%	521,218
2008*	10.000000	6.068969	-39.31%	559,797
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.706984	14.666621	-6.62%	43,414
2014	17.627839	15.706984	-10.90%	45,839
2013	14.761709	17.627839	19.42%	0
2012	12.784645	14.761709	15.46%	0
2011	15.504115	12.784645	-17.54%	0
2010	14.841309	15.504115	4.47%	0
2009	11.616530	14.841309	27.76%	0
2008	22.002251	11.616530	-47.20%	0
2007	21.716813	22.002251	1.31%	0
2006	17.984275	21.716813	20.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.424305	14.674907	1.74%	145,492
2014	13.274541	14.424305	8.66%	170,742
2013	10.010976	13.274541	32.60%	200,297
2012	8.737966	10.010976	14.57%	221,613
2011	9.153164	8.737966	-4.54%	247,692
2010	8.043060	9.153164	13.80%	293,858
2009	6.303040	8.043060	27.61%	325,471
2008*	10.000000	6.303040	-36.97%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.692361	13.043322	-4.74%	94,731
2014	12.590098	13.692361	8.75%	80,301
2013	9.451663	12.590098	33.21%	77,247
2012	8.147953	9.451663	16.00%	92,571
2011	8.795065	8.147953	-7.36%	113,254
2010	7.907475	8.795065	11.22%	124,727
2009	6.291166	7.907475	25.69%	107,580
2008*	10.000000	6.291166	-37.09%	9,138
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.451836	14.207446	-1.69%	167,620
2014	14.124232	14.451836	2.32%	189,887
2013	10.329616	14.124232	36.74%	221,313
2012	9.133713	10.329616	13.09%	239,902
2011	9.689752	9.133713	-5.74%	279,666
2010	7.766574	9.689752	24.76%	319,902
2009	6.213418	7.766574	25.00%	426,907
2008*	10.000000	6.213418	-37.87%	199,915
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.383024	16.653512	-4.20%	150,287
2014	15.058030	17.383024	15.44%	159,816
2013	11.250215	15.058030	33.85%	169,430
2012	9.802270	11.250215	14.77%	170,920
2011	10.172277	9.802270	-3.64%	194,547
2010	8.619231	10.172277	18.02%	223,871
2009	6.696728	8.619231	28.71%	353,134
2008*	10.000000	6.696728	-33.03%	402,493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.963527	22.773486	-0.83%	13,148
2014	22.701579	22.963527	1.15%	17,347
2013	15.986134	22.701579	42.01%	13,634
2012	14.329288	15.986134	11.56%	15,184
2011	14.651154	14.329288	-2.20%	24,980
2010	11.871272	14.651154	23.42%	31,204
2009	9.461478	11.871272	25.47%	21,400
2008	17.939682	9.461478	-47.26%	24,546
2007	16.608641	17.939682	8.01%	27,281
2006	16.347294	16.608641	1.60%	21,333

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	34.538928	31.929678	-7.55%	31,328
2014	32.793069	34.538928	5.32%	36,856
2013	23.739961	32.793069	38.13%	48,543
2012	20.003825	23.739961	18.68%	43,510
2011	21.446564	20.003825	-6.73%	55,457
2010	17.189098	21.446564	24.77%	66,508
2009	13.844194	17.189098	24.16%	74,315
2008	20.729703	13.844194	-33.22%	72,723
2007	22.652544	20.729703	-8.49%	79,556
2006	19.609138	22.652544	15.52%	82,199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	30.441829	29.461724	-3.22%	79,075
2014	30.687821	30.441829	-0.80%	88,351
2013	22.132590	30.687821	38.65%	104,708
2012	19.471320	22.132590	13.67%	128,630
2011	20.953182	19.471320	-7.07%	154,380
2010	16.994550	20.953182	23.29%	164,262
2009	12.814972	16.994550	32.61%	176,940
2008	21.073152	12.814972	-39.19%	201,589
2007	20.965911	21.073152	0.51%	204,496
2006	19.017136	20.965911	10.25%	181,316
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	22.547467	22.390293	-0.70%	135,047
2014	20.440667	22.547467	10.31%	156,193
2013	15.842417	20.440667	29.02%	158,207
2012	14.106368	15.842417	12.31%	167,206
2011	14.245139	14.106368	-0.97%	184,204
2010	12.753523	14.245139	11.70%	219,412
2009	10.296592	12.753523	23.86%	377,802
2008	17.876306	10.296592	-42.40%	453,553
2007	16.796453	17.876306	6.43%	378,596
2006	15.013691	16.796453	11.87%	181,494
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	14.125389	13.145928	-6.93%	164,285
2014	11.133697	14.125389	26.87%	212,793
2013	10.989318	11.133697	1.31%	223,122
2012	9.638248	10.989318	14.02%	241,821
2011	9.204832	9.638248	4.71%	266,404
2010	7.187353	9.204832	28.07%	287,789
2009	5.582333	7.187353	28.75%	291,704
2008*	10.000000	5.582333	-44.18%	8,700
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.045731	12.990960	-0.42%	82,243
2014	11.694886	13.045731	11.55%	48,267
2013*	10.000000	11.694886	16.95%	15,484

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.510667	10.333404	-1.69%	99,300
2014	10.602135	10.510667	-0.86%	94,565
2013	10.735896	10.602135	-1.25%	93,708
2012	10.512764	10.735896	2.12%	108,625
2011	10.519687	10.512764	-0.07%	90,206
2010	10.411702	10.519687	1.04%	131,335
2009	9.853625	10.411702	5.66%	170,195
2008*	10.000000	9.853625	-1.46%	26,844
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.959975	12.160852	-6.17%	4,980
2014	12.565419	12.959975	3.14%	8,125
2013*	10.000000	12.565419	25.65%	3,015
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.823482	14.052606	-5.20%	226,800
2014	16.359131	14.823482	-9.39%	233,547
2013	13.808265	16.359131	18.47%	214,658
2012	11.707206	13.808265	17.95%	234,643
2011	13.551092	11.707206	-13.61%	256,060
2010	12.916734	13.551092	4.91%	260,525
2009*	10.000000	12.916734	29.17%	404,395
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	30.425806	30.313646	-0.37%	2,282
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.623678	10.499512	-1.17%	142,323
2014	10.703784	10.623678	-0.75%	178,871
2013	10.783742	10.703784	-0.74%	292,959
2012	10.450412	10.783742	3.19%	203,051
2011	10.562516	10.450412	-1.06%	203,686
2010	10.169582	10.562516	3.86%	207,252
2009	9.096457	10.169582	11.80%	283,961
2008	10.651306	9.096457	-14.60%	448,534
2007	10.306104	10.651306	3.35%	449,597
2006	10.025491	10.306104	2.80%	219,618
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.984866	24.533294	-1.81%	75,953
2014	22.944678	24.984866	8.89%	75,977
2013	16.902608	22.944678	35.75%	95,491
2012	15.439281	16.902608	9.48%	104,994
2011	16.147547	15.439281	-4.39%	108,901
2010	13.323313	16.147547	21.20%	60,711
2009	10.276191	13.323313	29.65%	58,482
2008	17.202042	10.276191	-40.26%	77,295
2007	16.204973	17.202042	6.15%	479,372
2006	14.446550	16.204973	12.17%	239,942

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	30.399259	31.090162	2.27%	158,226
2014	30.194472	30.399259	0.68%	166,953
2013	24.102117	30.194472	25.28%	0
2012	20.200529	24.102117	19.31%	0
2011	22.385268	20.200529	-9.76%	0
2010	19.611735	22.385268	14.14%	0
2009	14.265857	19.611735	37.47%	0
2008	24.235994	14.265857	-41.14%	0
2007	23.161016	24.235994	4.64%	0
2006	20.003702	23.161016	15.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.087587	9.703425	-3.81%	43,916
2014	9.977057	10.087587	1.11%	46,474
2013	10.150851	9.977057	-1.71%	42,580
2012*	10.000000	10.150851	1.51%	35,660
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.030960	9.185747	1.71%	9,610
2014*	10.000000	9.030960	-9.69%	2,142
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.938400	24.348919	1.71%	178,883
2014	21.979951	23.938400	8.91%	209,357
2013	16.951357	21.979951	29.66%	209,752
2012	14.736275	16.951357	15.03%	220,550
2011	14.984651	14.736275	-1.66%	257,644
2010	13.114176	14.984651	14.26%	277,945
2009	10.386137	13.114176	26.27%	409,158
2008	17.154604	10.386137	-39.46%	456,397
2007	16.697442	17.154604	2.74%	402,164
2006	14.748650	16.697442	13.21%	244,328
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	36.285046	33.613892	-7.36%	84,843
2014	32.942301	36.285046	10.15%	89,121
2013	23.746363	32.942301	38.73%	87,950
2012	20.457250	23.746363	16.08%	111,450
2011	21.242850	20.457250	-3.70%	114,103
2010	17.498787	21.242850	21.40%	123,330
2009	12.958732	17.498787	35.03%	122,619
2008	21.188998	12.958732	-38.84%	206,688
2007	21.783803	21.188998	-2.73%	169,218
2006	19.258207	21.783803	13.11%	99,784
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.394438	9.311956	-10.41%	53,774
2014	10.488976	10.394438	-0.90%	77,338
2013	10.620910	10.488976	-1.24%	88,145
2012*	10.000000	10.620910	6.21%	47,664

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.155408	8.818189	-3.68%	0
2014	9.152154	9.155408	0.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.872960	10.872244	-8.43%	34,649
2014	11.999326	11.872960	-1.05%	35,882
2013	13.018453	11.999326	-7.83%	43,276
2012	12.540903	13.018453	3.81%	41,883
2011	11.725233	12.540903	6.96%	69,770
2010	10.867188	11.725233	7.90%	89,990
2009*	10.000000	10.867188	8.67%	67,940
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.550147	11.418016	-1.14%	709,724
2014	11.621253	11.550147	-0.61%	402,476
2013	11.807707	11.621253	-1.58%	391,314
2012	11.318862	11.807707	4.32%	375,211
2011	11.358857	11.318862	-0.35%	367,775
2010	10.946630	11.358857	3.77%	359,542
2009*	10.000000	10.946630	9.47%	281,712
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.726161	10.616869	-1.02%	229,251
2014	10.437944	10.726161	2.76%	266,733
2013	10.802571	10.437944	-3.38%	287,411
2012	10.000665	10.802571	8.02%	137,819
2011*	10.000000	10.000665	0.01%	41,863
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.976048	19.135173	-8.78%	1,984
2014	19.202148	20.976048	9.24%	3,046
2013	14.346395	19.202148	33.85%	3,129
2012	12.207076	14.346395	17.53%	3,670
2011	12.976061	12.207076	-5.93%	6,247
2010	11.500066	12.976061	12.83%	6,204
2009	8.980258	11.500066	28.06%	6,195
2008	14.849750	8.980258	-39.53%	9,415
2007	16.021634	14.849750	-7.31%	9,245
2006	14.010980	16.021634	14.35%	9,087
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	18.313271	18.091348	-1.21%	0
2014	19.913587	18.313271	-8.04%	0
2013	15.761587	19.913587	26.34%	0
2012	13.105530	15.761587	20.27%	0
2011	15.992894	13.105530	-18.05%	0
2010	14.734348	15.992894	8.54%	0
2009	11.983921	14.734348	22.95%	0
2008	21.674378	11.983921	-44.71%	0
2007	20.276123	21.674378	6.90%	0
2006	16.092143	20.276123	26.00%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	23.048337	21.347220	-7.38%	191
2014	21.293759	23.048337	8.24%	191
2013	15.018224	21.293759	41.79%	1,664
2012	13.327908	15.018224	12.68%	1,664
2011	16.445268	13.327908	-18.96%	3,941
2010	13.800010	16.445268	19.17%	2,560
2009	8.535155	13.800010	61.68%	4,651
2008	13.740535	8.535155	-37.88%	1,579
2007	13.200866	13.740535	4.09%	3,765
2006	12.691194	13.200866	4.02%	3,966
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.513076	31.635835	10.95%	137,795
2014	22.025783	28.513076	29.45%	126,736
2013	14.833985	22.025783	48.48%	150,485
2012	11.478993	14.833985	29.23%	85,779
2011	10.541009	11.478993	8.90%	48,336
2010*	10.000000	10.541009	5.41%	19,185
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.236449	12.949079	-2.17%	21,930
2014	12.473881	13.236449	6.11%	23,103
2013	12.718376	12.473881	-1.92%	29,067
2012	11.807386	12.718376	7.72%	32,086
2011	11.354982	11.807386	3.98%	38,120
2010	10.771586	11.354982	5.42%	40,961
2009	9.982568	10.771586	7.90%	49,911
2008	11.300746	9.982568	-11.66%	268,678
2007	10.888066	11.300746	3.79%	351,218
2006	10.657168	10.888066	2.17%	155,379
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	22.679209	22.110081	-2.51%	0
2014	22.343756	22.679209	1.50%	0
2013	24.823152	22.343756	-9.99%	0
2012	21.347541	24.823152	16.28%	0
2011	20.245173	21.347541	5.45%	0
2010	18.700436	20.245173	8.26%	0
2009	14.569082	18.700436	28.36%	0
2008	17.370623	14.569082	-16.13%	0
2007	16.551235	17.370623	4.95%	0
2006	15.141320	16.551235	9.31%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.223058	-17.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.469315	5.560380	-34.35%	14,551
2014	10.612744	8.469315	-20.20%	16,463
2013	9.732728	10.612744	9.04%	27,510
2012*	10.000000	9.732728	-2.67%	51,494

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.342503	5.462367	-34.52%	16,602
2014	10.485340	8.342503	-20.44%	13,363
2013	9.636684	10.485340	8.81%	15,772
2012*	10.000000	9.636684	-3.63%	9,000
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.754529	22.758334	-4.19%	18,292
2014	24.540435	23.754529	-3.20%	29,887
2013	16.558629	24.540435	48.20%	32,997
2012	15.560948	16.558629	6.41%	28,646
2011	16.533472	15.560948	-5.88%	37,963
2010	13.220174	16.533472	25.06%	36,552
2009	8.779302	13.220174	50.58%	14,754

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.633499	24.635151	0.01%	114
2014	22.859541	24.633499	7.76%	118
2013	17.225318	22.859541	32.71%	124
2012	14.900874	17.225318	15.60%	126
2011	14.247159	14.900874	4.59%	155
2010	12.809821	14.247159	11.22%	192
2009	10.795030	12.809821	18.66%	189
2008	18.461268	10.795030	-41.53%	2,248
2007	17.856937	18.461268	3.38%	4,910
2006	15.480541	17.856937	15.35%	8,441
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	35.126554	32.662638	-7.01%	2,762
2014	32.699958	35.126554	7.42%	3,026
2013	24.095626	32.699958	35.71%	5,564
2012	20.628604	24.095626	16.81%	4,198
2011	22.894965	20.628604	-9.90%	5,167
2010	18.342594	22.894965	24.82%	6,497
2009	13.040332	18.342594	40.66%	2,349
2008	20.584087	13.040332	-36.65%	2,701
2007	20.563843	20.584087	0.10%	1,679
2006	18.261561	20.563843	12.61%	1,744
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.787333	13.258770	-3.83%	38,728
2014	13.536422	13.787333	1.85%	50,380
2013	15.000600	13.536422	-9.76%	51,802
2012	14.167698	15.000600	5.88%	65,552
2011	12.858112	14.167698	10.18%	73,513
2010	12.405588	12.858112	3.65%	70,236
2009	11.415645	12.405588	8.67%	72,141
2008	11.764634	11.415645	-2.97%	87,333
2007	10.897925	11.764634	7.95%	58,902
2006	10.879541	10.897925	0.17%	49,535

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.747936	22.949789	-7.27%	5,241
2014	22.343956	24.747936	10.76%	5,249
2013	16.726120	22.343956	33.59%	6,309
2012	14.821372	16.726120	12.85%	6,322
2011	14.613877	14.821372	1.42%	6,334
2010	13.017014	14.613877	12.27%	6,972
2009	11.209491	13.017014	16.12%	7,667
2008	17.417966	11.209491	-35.64%	7,950
2007	17.743553	17.417966	-1.83%	11,875
2006	15.404684	17.743553	15.18%	12,101
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.481479	22.787022	-2.96%	22,369
2014	20.487919	23.481479	14.61%	20,757
2013	15.995919	20.487919	28.08%	23,051
2012	13.958477	15.995919	14.60%	35,077
2011	14.276613	13.958477	-2.23%	34,872
2010	12.169785	14.276613	17.31%	40,359
2009	9.508752	12.169785	27.99%	29,879
2008	12.774928	9.508752	-25.57%	22,771
2007	13.279416	12.774928	-3.80%	22,081
2006	11.201786	13.279416	18.55%	41,169
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.250235	14.886200	-2.39%	13,266
2014	15.173580	15.250235	0.51%	11,804
2013	13.450045	15.173580	12.81%	13,230
2012	12.405078	13.450045	8.42%	14,685
2011	13.056117	12.405078	-4.99%	14,483
2010	12.063857	13.056117	8.23%	4,122
2009*	10.000000	12.063857	20.64%	2,545
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.788805	-2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.732461	11.742909	-7.77%	3,686
2014	12.226317	12.732461	4.14%	2,107
2013*	10.000000	12.226317	22.26%	2,107
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.882169	10.459835	-3.88%	6,365
2014*	10.000000	10.882169	8.82%	552

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	24.588023	23.679016	-3.70%	18,471
2014	23.722219	24.588023	3.65%	20,113
2013	17.097628	23.722219	38.75%	22,002
2012	14.982459	17.097628	14.12%	23,707
2011	15.109725	14.982459	-0.84%	25,706
2010	12.178690	15.109725	24.07%	25,773
2009	9.879210	12.178690	23.28%	17,334
2008	14.503198	9.879210	-31.88%	25,268
2007	14.807242	14.503198	-2.05%	24,327
2006	13.125399	14.807242	12.81%	25,061
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	25.124808	24.988192	-0.54%	26,993
2014	22.529274	25.124808	11.52%	39,281
2013	17.348611	22.529274	29.86%	38,490
2012	15.237582	17.348611	13.85%	28,418
2011	15.207074	15.237582	0.20%	37,597
2010	13.465411	15.207074	12.93%	36,798
2009	10.834719	13.465411	24.28%	59,742
2008	17.531735	10.834719	-38.20%	93,709
2007	16.936638	17.531735	3.51%	89,043
2006	14.909312	16.936638	13.60%	80,348
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.677370	21.753084	-4.08%	15,952
2014	21.329906	22.677370	6.32%	19,366
2013	17.904014	21.329906	19.13%	15,331
2012	16.487382	17.904014	8.59%	27,999
2011	15.377130	16.487382	7.22%	15,190
2010	13.555906	15.377130	13.43%	14,462
2009	11.248056	13.555906	20.52%	11,341
2008	16.232610	11.248056	-30.71%	14,207
2007	15.408556	16.232610	5.35%	16,082
2006	13.447233	15.408556	14.59%	20,964
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	20.196248	19.411208	-3.89%	462
2014	20.215855	20.196248	-0.10%	462
2013	13.832750	20.215855	46.14%	462
2012	11.668047	13.832750	18.55%	463
2011	13.769189	11.668047	-15.26%	463
2010	10.674896	13.769189	28.99%	209
2009	8.608565	10.674896	24.00%	209
2008	14.030554	8.608565	-38.64%	278
2007	16.040210	14.030554	-12.53%	276
2006	15.714074	16.040210	2.08%	265
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.981009	9.743631	-2.38%	0
2014	10.065127	9.981009	-0.84%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.465170	15.190045	-7.74%	137
2014	16.924167	16.465170	-2.71%	137
2013	14.782407	16.924167	14.49%	137
2012	13.626497	14.782407	8.48%	137
2011	14.625268	13.626497	-6.83%	138
2010	13.125467	14.625268	11.43%	726
2009	11.752741	13.125467	11.68%	700
2008	16.947745	11.752741	-30.65%	1,395
2007	15.678084	16.947745	8.10%	1,529
2006	13.732760	15.678084	14.17%	742
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	14.017558	13.760581	-1.83%	78,522
2014	13.734133	14.017558	2.06%	81,539
2013	13.825382	13.734133	-0.66%	82,675
2012	12.811898	13.825382	7.91%	30,826
2011	12.739747	12.811898	0.57%	38,619
2010	11.932364	12.739747	6.77%	37,012
2009	10.071721	11.932364	18.47%	38,315
2008	11.049264	10.071721	-8.85%	40,354
2007	10.659108	11.049264	3.66%	43,030
2006	10.402291	10.659108	2.47%	34,354
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.314365	15.019876	-1.92%	50,670
2014	14.904171	15.314365	2.75%	52,831
2013	13.353585	14.904171	11.61%	60,177
2012	12.137701	13.353585	10.02%	50,081
2011	12.362512	12.137701	-1.82%	61,969
2010	11.140329	12.362512	10.97%	61,391
2009	9.115000	11.140329	22.22%	14,287
2008	12.353759	9.115000	-26.22%	14,026
2007	11.556756	12.353759	6.90%	44,670
2006	10.695724	11.556756	8.05%	7,700
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.878515	15.584357	-1.85%	90,670
2014	15.396454	15.878515	3.13%	84,689
2013	13.503728	15.396454	14.02%	88,947
2012	12.112700	13.503728	11.48%	85,572
2011	12.438770	12.112700	-2.62%	110,804
2010	11.034212	12.438770	12.73%	105,553
2009	8.705603	11.034212	26.75%	26,564
2008	13.139021	8.705603	-33.74%	55,474
2007	12.118680	13.139021	8.42%	60,456
2006	11.002430	12.118680	10.15%	15,689

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.569826	16.251325	-1.92%	3,509
2014	16.044076	16.569826	3.28%	2,697
2013	13.402528	16.044076	19.71%	0
2012	11.801584	13.402528	13.57%	0
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	0
2009	8.333860	10.779212	29.34%	194
2008	13.670760	8.333860	-39.04%	431
2007	12.482803	13.670760	9.52%	5,213
2006	11.210612	12.482803	11.35%	196
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.266811	13.492114	-21.86%	6,784
2014	20.074950	17.266811	-13.99%	5,203
2013	16.400030	20.074950	22.41%	7,585
2012	15.881541	16.400030	3.26%	16,902
2011	16.990007	15.881541	-6.52%	18,814
2010	14.460817	16.990007	17.49%	20,681
2009	9.938215	14.460817	45.51%	23,941
2008	22.106855	9.938215	-55.04%	49,970
2007	15.395506	22.106855	43.59%	51,318
2006	13.388857	15.395506	14.99%	46,336
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	23.367594	22.063882	-5.58%	47,541
2014	21.846866	23.367594	6.96%	48,770
2013	17.333480	21.846866	26.04%	51,805
2012	15.018702	17.333480	15.41%	42,063
2011	15.132410	15.018702	-0.75%	47,073
2010	13.354933	15.132410	13.31%	52,603
2009	10.428218	13.354933	28.07%	55,264
2008	18.494533	10.428218	-43.61%	98,095
2007	18.522872	18.494533	-0.15%	121,316
2006	15.663521	18.522872	18.25%	125,990
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	25.138497	26.497911	5.41%	26,299
2014	22.966164	25.138497	9.46%	27,013
2013	17.126502	22.966164	34.10%	30,220
2012	15.183404	17.126502	12.80%	24,417
2011	15.403556	15.183404	-1.43%	27,409
2010	12.612505	15.403556	22.13%	16,506
2009	9.996152	12.612505	26.17%	26,154
2008	19.240959	9.996152	-48.05%	39,549
2007	15.407887	19.240959	24.88%	50,529
2006	14.662392	15.407887	5.08%	74,644

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.243590	13.924842	-2.24%	122,351
2014	13.677465	14.243590	4.14%	138,451
2013	14.164557	13.677465	-3.44%	144,126
2012	13.603837	14.164557	4.12%	146,179
2011	12.889647	13.603837	5.54%	136,698
2010	12.155176	12.889647	6.04%	161,143
2009	10.676221	12.155176	13.85%	258,281
2008	11.216062	10.676221	-4.81%	246,717
2007	10.929789	11.216062	2.62%	322,720
2006	10.644254	10.929789	2.68%	197,893
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	37.418106	36.293322	-3.01%	27,082
2014	35.790612	37.418106	4.55%	32,366
2013	26.715741	35.790612	33.97%	35,564
2012	23.651653	26.715741	12.96%	38,829
2011	26.907004	23.651653	-12.10%	46,870
2010	21.224553	26.907004	26.77%	53,204
2009	15.402902	21.224553	37.80%	52,433
2008	25.867043	15.402902	-40.45%	64,606
2007	22.747258	25.867043	13.71%	72,762
2006	20.523782	22.747258	10.83%	60,506
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.301526	22.714161	1.85%	13,303
2014	24.664606	22.301526	-9.58%	2,531
2013	19.217434	24.664606	28.34%	2,532
2012	16.191358	19.217434	18.69%	2,532
2011	19.865603	16.191358	-18.50%	2,882
2010	17.856604	19.865603	11.25%	2,599
2009	14.348047	17.856604	24.45%	2,794
2008	25.967400	14.348047	-44.75%	3,276
2007	22.500984	25.967400	15.41%	3,836
2006	19.375962	22.500984	16.13%	3,874
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	31.528900	30.095641	-4.55%	6,322
2014	30.021284	31.528900	5.02%	7,430
2013	23.387917	30.021284	28.36%	7,976
2012	18.668231	23.387917	25.28%	8,302
2011	20.813890	18.668231	-10.31%	9,365
2010	16.708512	20.813890	24.57%	12,189
2009	10.783003	16.708512	54.95%	12,301
2008	22.450321	10.783003	-51.97%	10,404
2007	21.595759	22.450321	3.96%	10,201
2006	18.879295	21.595759	14.39%	10,442

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.577409	11.630788	-7.53%	1,823
2014	12.402760	12.577409	1.41%	3,642
2013	10.162991	12.402760	22.04%	4,056
2012	8.937286	10.162991	13.71%	4,488
2011	9.205881	8.937286	-2.92%	4,910
2010	8.468198	9.205881	8.71%	7,998
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.217169	13.945670	-8.36%	227,672
2014	14.752286	15.217169	3.15%	228,231
2013	13.131082	14.752286	12.35%	228,342
2012	11.822160	13.131082	11.07%	233,981
2011	11.710454	11.822160	0.95%	234,088
2010	10.540823	11.710454	11.10%	234,194
2009	7.884068	10.540823	33.70%	235,917
2008	11.367190	7.884068	-30.64%	241,933
2007	11.112000	11.367190	2.30%	253,509
2006*	10.000000	11.112000	11.12%	229,180
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	25.521602	24.246295	-5.00%	19,699
2014	23.807265	25.521602	7.20%	19,810
2013	18.617738	23.807265	27.87%	20,269
2012	16.865312	18.617738	10.39%	21,973
2011	16.136270	16.865312	4.52%	24,555
2010	13.564864	16.136270	18.96%	23,012
2009	11.724024	13.564864	15.70%	17,291
2008	16.310914	11.724024	-28.12%	22,947
2007	17.000729	16.310914	-4.06%	24,704
2006	14.720795	17.000729	15.49%	66,778
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.857486	30.004228	-8.68%	20,196
2014	33.134856	32.857486	-0.84%	22,227
2013	24.666418	33.134856	34.33%	24,295
2012	21.131763	24.666418	16.73%	25,561
2011	22.268576	21.131763	-5.11%	31,470
2010	17.613557	22.268576	26.43%	39,408
2009	13.831043	17.613557	27.35%	63,173
2008	20.942246	13.831043	-33.96%	37,152
2007	21.759128	20.942246	-3.75%	33,156
2006	18.863905	21.759128	15.35%	42,712
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.340420	7.404213	-20.73%	8,697
2014*	10.000000	9.340420	-6.60%	8,822

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	22.090754	20.367227	-7.80%	9,093
2014	25.210902	22.090754	-12.38%	9,209
2013	20.792547	25.210902	21.25%	1,776
2012	17.836353	20.792547	16.57%	2,521
2011	20.241864	17.836353	-11.88%	3,295
2010	18.937097	20.241864	6.89%	2,377
2009	14.014601	18.937097	35.12%	1,504
2008	23.840090	14.014601	-41.21%	2,028
2007	20.943158	23.840090	13.83%	2,772
2006	17.489069	20.943158	19.75%	2,783
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.786881	9.234439	-5.64%	75,535
2014	9.747174	9.786881	0.41%	79,420
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.170716	14.636028	3.28%	5,636
2014	13.286584	14.170716	6.65%	5,933
2013	9.639190	13.286584	37.84%	6,192
2012*	10.000000	9.639190	-3.61%	6,609
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.947557	12.219799	-5.62%	2,011
2014	12.605778	12.947557	2.71%	780
2013	9.951975	12.605778	26.67%	807
2012*	10.000000	9.951975	-0.48%	952
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.921263	13.869350	-0.37%	9,897
2014	13.110494	13.921263	6.18%	11,029
2013	9.733711	13.110494	34.69%	13,155
2012*	10.000000	9.733711	-2.66%	13,615

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.738069	14.222515	-9.63%	14,157
2014	16.848661	15.738069	-6.59%	22,432
2013	13.655847	16.848661	23.38%	28,665
2012	11.621612	13.655847	17.50%	17,116
2011	12.701575	11.621612	-8.50%	19,687
2010	11.853499	12.701575	7.15%	13,401
2009*	10.000000	11.853499	18.53%	4,775
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.831775	10.907239	-7.81%	6,059
2014	11.775487	11.831775	0.48%	13,610
2013	10.807899	11.775487	8.95%	49,273
2012*	10.000000	10.807899	8.08%	6,027
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.710154	12.736838	-7.10%	22,742
2014	12.890411	13.710154	6.36%	22,826
2013	10.061249	12.890411	28.12%	9,105
2012*	10.000000	10.061249	0.61%	1,047
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.829884	23.592719	-1.00%	2,507
2014	22.328703	23.829884	6.72%	2,508
2013	18.902474	22.328703	18.13%	2,508
2012	16.909810	18.902474	11.78%	2,509
2011	16.920141	16.909810	-0.06%	2,510
2010	15.871579	16.920141	6.61%	2,225
2009	12.817794	15.871579	23.82%	4,431
2008	15.487109	12.817794	-17.24%	12,091
2007	14.242953	15.487109	8.74%	13,872
2006	13.082126	14.242953	8.87%	13,873
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.779457	-2.21%	1,020
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	14.297359	15.780035	10.37%	15,117
2014	13.368358	14.297359	6.95%	14,306
2013	10.358718	13.368358	29.05%	19,352
2012	8.482366	10.358718	22.12%	23,716
2011	9.244280	8.482366	-8.24%	19,240
2010	8.804961	9.244280	4.99%	42,884
2009	6.115769	8.804961	43.97%	45,537
2008	11.138031	6.115769	-45.09%	18,707
2007	8.268002	11.138031	34.71%	13,494
2006	7.684530	8.268002	7.59%	5,635

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	7.753674	8.000281	3.18%	29,999
2014	7.191528	7.753674	7.82%	17,507
2013	5.387065	7.191528	33.50%	10,402
2012	4.585625	5.387065	17.48%	4,888
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	11.958752	10.753120	-10.08%	7,344
2014	13.798396	11.958752	-13.33%	17,565
2013	12.245458	13.798396	12.68%	22,310
2012	10.973363	12.245458	11.59%	25,800
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
2008	16.044555	7.557080	-52.90%	0
2007	12.711828	16.044555	26.22%	0
2006	8.792060	12.711828	44.58%	1,128
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.248700	7.290203	-21.18%	8,507
2014	9.836154	9.248700	-5.97%	8,631
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.981137	12.524759	-3.52%	963
2014	14.232107	12.981137	-8.79%	986
2013	10.221111	14.232107	39.24%	10,633
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	28.123748	27.471006	-2.32%	53,929
2014	25.882444	28.123748	8.66%	60,287
2013	19.358837	25.882444	33.70%	64,649
2012	16.943327	19.358837	14.26%	65,839
2011	17.263936	16.943327	-1.86%	73,820
2010	15.743119	17.263936	9.66%	88,149
2009	13.039191	15.743119	20.74%	125,260
2008	19.662660	13.039191	-33.69%	51,591
2007	18.535799	19.662660	6.08%	56,531
2006	15.599446	18.535799	18.82%	27,119
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.924020	15.645110	4.83%	16,437
2014	14.966396	14.924020	-0.28%	24,303
2013	11.892421	14.966396	25.85%	25,466
2012	10.404132	11.892421	14.30%	19,477
2011	10.742489	10.404132	-3.15%	14,571
2010*	10.000000	10.742489	7.42%	8,214
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.731620	-2.68%	3,970

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.747703	15.329703	-8.47%	1,988
2014	17.343482	16.747703	-3.44%	3,342
2013	13.333512	17.343482	30.07%	5,058
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.425420	21.129292	-5.78%	45,367
2014	20.136570	22.425420	11.37%	55,444
2013	15.510016	20.136570	29.83%	62,646
2012	13.745157	15.510016	12.84%	82,712
2011	13.872436	13.745157	-0.92%	87,859
2010	12.434021	13.872436	11.57%	94,520
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.553097	14.490563	-0.43%	565,514
2014	14.058163	14.553097	3.52%	583,379
2013	11.564862	14.058163	21.56%	629,065
2012	10.136363	11.564862	14.09%	601,349
2011	10.185355	10.136363	-0.48%	652,910
2010	9.221689	10.185355	10.45%	766,714
2009	7.578222	9.221689	21.69%	741,311
2008	10.944829	7.578222	-30.76%	750,705
2007	10.458763	10.944829	4.65%	708,267
2006*	10.000000	10.458763	4.59%	243,522
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.678990	11.488878	-1.63%	73,888
2014	11.283092	11.678990	3.51%	66,302
2013	11.745615	11.283092	-3.94%	58,120
2012	11.349117	11.745615	3.49%	57,518
2011	10.886683	11.349117	4.25%	65,139
2010	10.417221	10.886683	4.51%	56,291
2009	9.420556	10.417221	10.58%	44,570
2008	10.600857	9.420556	-11.13%	51,388
2007	10.440837	10.600857	1.53%	49,541
2006*	10.000000	10.440837	4.41%	10,679
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.392570	16.170109	5.05%	11,157
2014	15.329730	15.392570	0.41%	12,343
2013	12.085782	15.329730	26.84%	15,220
2012	10.040218	12.085782	20.37%	15,580
2011	11.227749	10.040218	-10.58%	18,132
2010	10.230924	11.227749	9.74%	20,146
2009	7.327629	10.230924	39.62%	13,794
2008	12.111276	7.327629	-39.50%	11,619
2007	10.741225	12.111276	12.76%	15,543
2006*	10.000000	10.741225	7.41%	7,606

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.719560	15.446288	4.94%	50,491
2014	13.814202	14.719560	6.55%	53,288
2013	10.809513	13.814202	27.80%	62,759
2012	9.338308	10.809513	15.75%	60,141
2011	9.936478	9.338308	-6.02%	67,916
2010	8.526248	9.936478	16.54%	61,465
2009	6.230855	8.526248	36.84%	51,165
2008	11.327974	6.230855	-45.00%	108,764
2007	10.267965	11.327974	10.32%	103,457
2006*	10.000000	10.267965	2.68%	54,715
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.377837	13.333890	-0.33%	55,092
2014	12.308889	13.377837	8.68%	44,994
2013	9.388388	12.308889	31.11%	40,276
2012	8.134094	9.388388	15.42%	45,895
2011	8.437999	8.134094	-3.60%	51,568
2010	7.711392	8.437999	9.42%	27,077
2009	5.984290	7.711392	28.86%	12,071
2008	9.799507	5.984290	-38.93%	11,010
2007*	10.000000	9.799507	-2.00%	6,072
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.426952	19.615821	-3.97%	24,837
2014	20.201762	20.426952	1.11%	16,145
2013	19.135299	20.201762	5.57%	2,253
2012	16.941511	19.135299	12.95%	2,898
2011	16.549674	16.941511	2.37%	3,245
2010	14.833325	16.549674	11.57%	3,224
2009	10.304084	14.833325	43.96%	2,824
2008	14.512438	10.304084	-29.00%	3,307
2007	14.272235	14.512438	1.68%	8,091
2006	13.086687	14.272235	9.06%	11,547
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	25.252027	23.276193	-7.82%	26,165
2014	23.511832	25.252027	7.40%	28,307
2013	17.624183	23.511832	33.41%	33,223
2012	15.126390	17.624183	16.51%	33,135
2011	15.742066	15.126390	-3.91%	36,611
2010	13.829387	15.742066	13.83%	35,666
2009	10.934663	13.829387	26.47%	37,131
2008	17.664922	10.934663	-38.10%	56,227
2007	18.396690	17.664922	-3.98%	135,739
2006	16.145038	18.396690	13.95%	108,328
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.523280	11.003026	-4.51%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.188505	10.837535	-3.14%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	13.072769	12.735992	-2.58%	4,019
2014	12.442258	13.072769	5.07%	6,125
2013	8.791616	12.442258	41.52%	10,855
2012	7.631891	8.791616	15.20%	23,651
2011	8.761246	7.631891	-12.89%	29,236
2010	7.700756	8.761246	13.77%	26,897
2009	5.105865	7.700756	50.82%	24,647
2008*	10.000000	5.105865	-48.94%	2,335
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	15.044481	14.771788	-1.81%	64,493
2014	13.807006	15.044481	8.96%	68,977
2013	10.106623	13.807006	36.61%	77,510
2012	9.202863	10.106623	9.82%	80,235
2011	9.648356	9.202863	-4.62%	79,474
2010	7.919325	9.648356	21.83%	95,660
2009	6.118502	7.919325	29.43%	220,331
2008*	10.000000	6.118502	-38.81%	281,423
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.755942	12.356765	-3.13%	533
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.605143	12.297011	-2.44%	81,896
2014	12.257368	12.605143	2.84%	116,257
2013	10.842213	12.257368	13.05%	187,328
2012	9.901343	10.842213	9.50%	171,019
2011	10.178550	9.901343	-2.72%	149,574
2010	9.350064	10.178550	8.86%	139,718
2009	7.914141	9.350064	18.14%	38,962
2008*	10.000000	7.914141	-20.86%	38,257
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.845981	12.497841	-2.71%	25,204
2014	12.443839	12.845981	3.23%	32,493
2013	10.409028	12.443839	19.55%	30,563
2012	9.289782	10.409028	12.05%	31,990
2011	9.757848	9.289782	-4.80%	35,324
2010	8.805424	9.757848	10.82%	50,805
2009	7.192456	8.805424	22.43%	5,440
2008*	10.000000	7.192456	-28.08%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.883626	11.631259	-2.12%	84,730
2014	11.663208	11.883626	1.89%	82,859
2013	11.272747	11.663208	3.46%	83,144
2012	10.635656	11.272747	5.99%	150,913
2011	10.636271	10.635656	-0.01%	135,744
2010	10.100382	10.636271	5.31%	131,810
2009	9.063670	10.100382	11.44%	104,478
2008*	10.000000	9.063670	-9.36%	41,372
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.738720	12.426494	-2.45%	141,265
2014	12.354957	12.738720	3.11%	178,207
2013	10.636554	12.354957	16.16%	195,345
2012	9.600365	10.636554	10.79%	203,369
2011	9.968937	9.600365	-3.70%	257,157
2010	9.078170	9.968937	9.81%	166,376
2009	7.550034	9.078170	20.24%	121,422
2008*	10.000000	7.550034	-24.50%	6,676
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.776465	12.407658	-2.89%	150,257
2014	12.392557	12.776465	3.10%	156,291
2013	10.113294	12.392557	22.54%	161,322
2012	8.951550	10.113294	12.98%	148,452
2011	9.523283	8.951550	-6.00%	94,377
2010	8.523825	9.523283	11.73%	105,120
2009	6.829631	8.523825	24.81%	43,361
2008*	10.000000	6.829631	-31.70%	62,862
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.425283	12.120834	-2.45%	184,965
2014	12.107456	12.425283	2.63%	212,678
2013	11.038758	12.107456	9.68%	206,558
2012	10.174002	11.038758	8.50%	74,226
2011	10.346130	10.174002	-1.66%	133,991
2010	9.623621	10.346130	7.51%	68,831
2009	8.293877	9.623621	16.03%	14,118
2008*	10.000000	8.293877	-17.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.253038	11.975121	-2.27%	42,180
2014	11.871557	12.253038	3.21%	47,760
2013	12.301968	11.871557	-3.50%	49,901
2012	11.608425	12.301968	5.97%	48,044
2011	11.081510	11.608425	4.75%	37,077
2010	10.525422	11.081510	5.28%	47,157
2009	9.830331	10.525422	7.07%	93,303
2008*	10.000000	9.830331	-1.70%	2,688
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.277968	13.024363	-1.91%	10,093
2014	12.839722	13.277968	3.41%	11,264
2013	13.294413	12.839722	-3.42%	14,786
2012	12.587652	13.294413	5.61%	13,602
2011	12.037904	12.587652	4.57%	2,145
2010	11.292531	12.037904	6.60%	2,267
2009	9.836146	11.292531	14.81%	4,495
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.776114	25.419147	-17.41%	6,564
2014	33.110475	30.776114	-7.05%	6,346
2013	33.437184	33.110475	-0.98%	963
2012	28.987850	33.437184	15.35%	964
2011	37.981565	28.987850	-23.68%	1,494
2010	33.232350	37.981565	14.29%	2,600
2009	20.666141	33.232350	60.81%	2,600
2008	49.821966	20.666141	-58.52%	2,931
2007	34.804302	49.821966	43.15%	3,566
2006	25.893704	34.804302	34.41%	4,940
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	21.438423	21.115294	-1.51%	112,552
2014	20.792772	21.438423	3.11%	121,893
2013	21.979394	20.792772	-5.40%	132,844
2012	21.631021	21.979394	1.61%	102,132
2011	20.453394	21.631021	5.76%	89,703
2010	19.797125	20.453394	3.31%	102,602
2009	19.552553	19.797125	1.25%	174,138
2008	18.409051	19.552553	6.21%	226,955
2007	17.424520	18.409051	5.65%	204,202
2006	17.099900	17.424520	1.90%	127,423

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.877323	8.471120	-4.58%	20,385
2014	9.068653	8.877323	-2.11%	6,819
2013	7.823390	9.068653	15.92%	6,965
2012	6.886208	7.823390	13.61%	12,654
2011	7.759774	6.886208	-11.26%	7,341
2010	6.964308	7.759774	11.42%	9,282
2009	5.456262	6.964308	27.64%	13,928
2008*	10.000000	5.456262	-45.44%	2,782
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.756230	9.486013	-2.77%	86
2014	10.547416	9.756230	-7.50%	2,804
2013	8.839774	10.547416	19.32%	1,923
2012	7.584319	8.839774	16.55%	3,081
2011	8.825898	7.584319	-14.07%	2,697
2010	8.334511	8.825898	5.90%	3,371
2009	6.572504	8.334511	26.81%	2,208
2008	11.713296	6.572504	-43.89%	2,304
2007	10.860812	11.713296	7.85%	7,432
2006*	10.000000	10.860812	8.61%	624
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.113658	18.657959	-2.38%	30,732
2014	18.464529	19.113658	3.52%	36,096
2013	14.716704	18.464529	25.47%	32,845
2012	12.878109	14.716704	14.28%	38,534
2011	13.595059	12.878109	-5.27%	32,278
2010	12.028363	13.595059	13.03%	23,354
2009	9.590102	12.028363	25.42%	19,614
2008	15.400568	9.590102	-37.73%	10,987
2007	14.742058	15.400568	4.47%	10,526
2006	12.792856	14.742058	15.24%	26,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.448431	15.205699	-1.57%	71,753
2014	14.980860	15.448431	3.12%	76,493
2013	13.395360	14.980860	11.84%	41,816
2012	12.420224	13.395360	7.85%	44,632
2011	12.485749	12.420224	-0.52%	42,717
2010	11.531239	12.485749	8.28%	34,938
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.647147	17.307540	-1.92%	26,703
2014	17.011103	17.647147	3.74%	31,435
2013	14.437980	17.011103	17.82%	26,080
2012	13.045391	14.437980	10.67%	25,488
2011	13.355194	13.045391	-2.32%	20,372
2010	12.090220	13.355194	10.46%	20,508
2009*	10.000000	12.090220	20.90%	12,687

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.991080	13.831726	-1.14%	144,969
2014	13.658383	13.991080	2.44%	206,408
2013	13.213856	13.658383	3.36%	251,207
2012	12.742431	13.213856	3.70%	313,227
2011	12.554982	12.742431	1.49%	316,337
2010	12.024651	12.554982	4.41%	318,418
2009	11.179749	12.024651	7.56%	305,140
2008	12.065159	11.179749	-7.34%	228,730
2007	11.612509	12.065159	3.90%	151,408
2006	11.093142	11.612509	4.68%	47,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.775041	10.203997	-5.30%	1,991
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.119195	16.823029	-1.73%	517,891
2014	16.507013	17.119195	3.71%	615,010
2013	14.354555	16.507013	14.99%	699,945
2012	13.138332	14.354555	9.26%	725,657
2011	13.329878	13.138332	-1.44%	773,181
2010	12.188811	13.329878	9.36%	716,939
2009	10.376310	12.188811	17.47%	635,434
2008	13.702051	10.376310	-24.27%	677,168
2007	13.153254	13.702051	4.17%	753,384
2006	11.979453	13.153254	9.80%	627,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	18.425665	18.035104	-2.12%	689,827
2014	17.804702	18.425665	3.49%	701,264
2013	14.755526	17.804702	20.66%	757,251
2012	13.155324	14.755526	12.16%	756,282
2011	13.631623	13.155324	-3.49%	843,012
2010	12.252537	13.631623	11.26%	905,843
2009	9.989754	12.252537	22.65%	860,484
2008	14.767442	9.989754	-32.35%	1,004,106
2007	14.110426	14.767442	4.66%	1,122,545
2006	12.493570	14.110426	12.94%	917,155

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.824478	15.598163	-1.43%	152,643
2014	15.322942	15.824478	3.27%	196,931
2013	14.064436	15.322942	8.95%	224,365
2012	13.203082	14.064436	6.52%	281,983
2011	13.119542	13.203082	0.64%	307,459
2010	12.261505	13.119542	7.00%	247,711
2009	10.854964	12.261505	12.96%	217,918
2008	12.958668	10.854964	-16.23%	230,744
2007	12.416152	12.958668	4.37%	251,312
2006	11.613758	12.416152	6.91%	253,915
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.315087	23.063749	3.35%	99,394
2014	20.846950	22.315087	7.04%	113,756
2013	15.513617	20.846950	34.38%	125,045
2012	13.286735	15.513617	16.76%	122,755
2011	13.819814	13.286735	-3.86%	147,634
2010	12.915914	13.819814	7.00%	174,473
2009*	10.000000	12.915914	29.16%	2,501
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.977373	25.925583	-3.90%	21,587
2014	25.004859	26.977373	7.89%	22,198
2013	19.060601	25.004859	31.19%	21,364
2012	16.456423	19.060601	15.82%	29,436
2011	17.125332	16.456423	-3.91%	29,907
2010	13.762331	17.125332	24.44%	21,843
2009	10.206339	13.762331	34.84%	19,224
2008	16.292154	10.206339	-37.35%	27,271
2007	15.363340	16.292154	6.05%	44,304
2006	14.178717	15.363340	8.35%	47,431
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	12.924399	12.743459	-1.40%	206,552
2014	13.107907	12.924399	-1.40%	194,887
2013	13.294018	13.107907	-1.40%	208,679
2012	13.483293	13.294018	-1.40%	243,928
2011	13.674202	13.483293	-1.40%	310,500
2010	13.868334	13.674202	-1.40%	267,379
2009	14.059346	13.868334	-1.36%	195,815
2008	13.972032	14.059346	0.62%	242,431
2007	13.523375	13.972032	3.32%	207,394
2006	13.120467	13.523375	3.07%	183,348

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	17.664212	16.913513	-4.25%	31,054
2014	17.245278	17.664212	2.43%	38,498
2013	17.689046	17.245278	-2.51%	36,507
2012	15.982935	17.689046	10.67%	36,471
2011	15.357303	15.982935	4.07%	32,720
2010	14.084147	15.357303	9.04%	35,097
2009	11.484237	14.084147	22.64%	28,418
2008	14.082354	11.484237	-18.45%	35,491
2007	13.652006	14.082354	3.15%	34,127
2006	13.206364	13.652006	3.37%	29,693
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.768101	10.547844	-2.05%	89,000
2014	11.070676	10.768101	-2.73%	97,126
2013	9.273285	11.070676	19.38%	100,643
2012	8.141657	9.273285	13.90%	96,587
2011	9.136293	8.141657	-10.89%	96,751
2010	8.141910	9.136293	12.21%	106,007
2009	6.066908	8.141910	34.20%	219,264
2008*	10.000000	6.066908	-39.33%	237,966
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.614326	14.572694	-6.67%	13,875
2014	17.532749	15.614326	-10.94%	14,483
2013	14.689523	17.532749	19.36%	971
2012	12.728587	14.689523	15.41%	976
2011	15.443969	12.728587	-17.58%	990
2010	14.791221	15.443969	4.41%	1,023
2009	11.583201	14.791221	27.70%	1,767
2008	21.950272	11.583201	-47.23%	2,658
2007	21.676563	21.950272	1.26%	2,844
2006	17.960019	21.676563	20.69%	2,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.375625	14.617971	1.69%	38,333
2014	13.236456	14.375625	8.61%	42,960
2013	9.987316	13.236456	32.53%	52,797
2012	8.721738	9.987316	14.51%	50,623
2011	9.140787	8.721738	-4.58%	57,393
2010	8.036260	9.140787	13.74%	63,569
2009	6.300902	8.036260	27.54%	133,801
2008*	10.000000	6.300902	-36.99%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.646136	12.992704	-4.79%	16,817
2014	12.553952	13.646136	8.70%	19,066
2013	9.429299	12.553952	33.14%	19,936
2012	8.132803	9.429299	15.94%	23,775
2011	8.783164	8.132803	-7.40%	24,212
2010	7.900785	8.783164	11.17%	26,561
2009	6.289031	7.900785	25.63%	24,511
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.403078	14.152330	-1.74%	54,002
2014	14.083712	14.403078	2.27%	57,230
2013	10.305201	14.083712	36.67%	59,175
2012	9.116761	10.305201	13.04%	53,648
2011	9.676660	9.116761	-5.79%	57,525
2010	7.760008	9.676660	24.70%	66,727
2009	6.211307	7.760008	24.93%	127,661
2008*	10.000000	6.211307	-37.89%	86,530
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.324375	16.588905	-4.25%	39,033
2014	15.014820	17.324375	15.38%	43,344
2013	11.223612	15.014820	33.78%	50,723
2012	9.784057	11.223612	14.71%	48,627
2011	10.158513	9.784057	-3.69%	49,722
2010	8.611937	10.158513	17.96%	59,186
2009	6.694455	8.611937	28.64%	124,266
2008*	10.000000	6.694455	-33.06%	173,591
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.825719	22.625347	-0.88%	7,012
2014	22.576780	22.825719	1.10%	6,878
2013	15.906312	22.576780	41.94%	7,283
2012	14.264979	15.906312	11.51%	6,310
2011	14.592786	14.264979	-2.25%	7,582
2010	11.829968	14.592786	23.35%	7,872
2009	9.433341	11.829968	25.41%	10,808
2008	17.895428	9.433341	-47.29%	11,709
2007	16.576105	17.895428	7.96%	13,403
2006	16.323538	16.576105	1.55%	11,584

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	34.331618	31.721935	-7.60%	8,521
2014	32.612756	34.331618	5.27%	12,389
2013	23.621388	32.612756	38.06%	13,129
2012	19.914023	23.621388	18.62%	8,993
2011	21.361099	19.914023	-6.77%	10,998
2010	17.129290	21.361099	24.71%	11,086
2009	13.803013	17.129290	24.10%	10,647
2008	20.678538	13.803013	-33.25%	14,008
2007	22.608166	20.678538	-8.54%	20,502
2006	19.580621	22.608166	15.46%	18,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	30.259104	29.270033	-3.27%	8,979
2014	30.519092	30.259104	-0.85%	9,694
2013	22.022059	30.519092	38.58%	10,820
2012	19.383929	22.022059	13.61%	23,874
2011	20.869698	19.383929	-7.12%	20,952
2010	16.935406	20.869698	23.23%	20,707
2009	12.776843	16.935406	32.55%	26,918
2008	21.021142	12.776843	-39.22%	33,474
2007	20.924832	21.021142	0.46%	50,166
2006	18.989474	20.924832	10.19%	54,395
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	22.412117	22.244607	-0.75%	60,920
2014	20.328259	22.412117	10.25%	54,369
2013	15.763273	20.328259	28.96%	49,282
2012	14.043035	15.763273	12.25%	48,681
2011	14.188360	14.043035	-1.02%	50,627
2010	12.709119	14.188360	11.64%	62,863
2009	10.265948	12.709119	23.80%	138,302
2008	17.832190	10.265948	-42.43%	178,235
2007	16.763539	17.832190	6.37%	179,015
2006	14.991843	16.763539	11.82%	119,606
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	14.077732	13.094951	-6.98%	40,272
2014	11.101753	14.077732	26.81%	39,281
2013	10.963365	11.101753	1.26%	44,456
2012	9.620367	10.963365	13.96%	44,108
2011	9.192402	9.620367	4.66%	56,489
2010	7.181278	9.192402	28.01%	59,569
2009	5.580432	7.181278	28.69%	55,813
2008*	10.000000	5.580432	-44.20%	1,966
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.034700	12.973398	-0.47%	12,160
2014	11.690929	13.034700	11.49%	11,064
2013*	10.000000	11.690929	16.91%	276

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.475188	10.293303	-1.74%	22,082
2014	10.571704	10.475188	-0.91%	22,551
2013	10.710524	10.571704	-1.30%	10,414
2012	10.493248	10.710524	2.07%	20,539
2011	10.505471	10.493248	-0.12%	21,235
2010	10.402907	10.505471	0.99%	23,969
2009	9.850295	10.402907	5.61%	24,272
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.949016	12.144406	-6.21%	258
2014	12.561167	12.949016	3.09%	258
2013*	10.000000	12.561167	25.61%	259
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.780942	14.005178	-5.25%	67,744
2014	16.320458	14.780942	-9.43%	67,300
2013	13.782602	16.320458	18.41%	70,443
2012	11.691392	13.782602	17.89%	68,609
2011	13.539657	11.691392	-13.65%	71,896
2010	12.912369	13.539657	4.86%	72,875
2009*	10.000000	12.912369	29.12%	158,494
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	30.241328	30.114585	-0.42%	467
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	14.932699	14.750697	-1.22%	48,326
2014	15.052909	14.932699	-0.80%	51,272
2013	15.173059	15.052909	-0.79%	50,874
2012	14.711539	15.173059	3.14%	53,023
2011	14.876889	14.711539	-1.11%	47,536
2010	14.330726	14.876889	3.81%	52,260
2009	12.824997	14.330726	11.74%	78,191
2008	15.024784	12.824997	-14.64%	134,925
2007	14.545241	15.024784	3.30%	164,361
2006	14.156362	14.545241	2.75%	110,792
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.837508	24.376241	-1.86%	11,693
2014	22.820925	24.837508	8.84%	12,200
2013	16.819961	22.820925	35.68%	13,390
2012	15.371607	16.819961	9.42%	11,428
2011	16.084912	15.371607	-4.43%	13,004
2010	13.278354	16.084912	21.14%	12,729
2009	10.246719	13.278354	29.59%	10,023
2008	17.161420	10.246719	-40.29%	13,533
2007	16.174949	17.161420	6.10%	233,381
2006	14.427067	16.174949	12.12%	159,053

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	30.216792	30.887877	2.22%	22,118
2014	30.028447	30.216792	0.63%	23,518
2013	23.981738	30.028447	25.21%	1,896
2012	20.109841	23.981738	19.25%	1,899
2011	22.296056	20.109841	-9.81%	1,971
2010	19.543483	22.296056	14.08%	1,069
2009	14.223416	19.543483	37.40%	1,839
2008	24.176192	14.223416	-41.17%	2,048
2007	23.115649	24.176192	4.59%	8,775
2006	19.974612	23.115649	15.73%	10,382
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.076443	9.687798	-3.86%	13,565
2014	9.971091	10.076443	1.06%	13,183
2013	10.149924	9.971091	-1.76%	6,027
2012*	10.000000	10.149924	1.50%	7,278
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.027900	9.177984	1.66%	8,959
2014*	10.000000	9.027900	-9.72%	9,090
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.794748	24.190536	1.66%	48,631
2014	21.859131	23.794748	8.85%	55,815
2013	16.866724	21.859131	29.60%	62,389
2012	14.670146	16.866724	14.97%	60,472
2011	14.924956	14.670146	-1.71%	65,838
2010	13.068554	14.924956	14.21%	78,641
2009	10.355253	13.068554	26.20%	147,838
2008	17.112284	10.355253	-39.49%	178,954
2007	16.664740	17.112284	2.69%	188,711
2006	14.727210	16.664740	13.16%	155,211
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	36.067282	33.395213	-7.41%	9,873
2014	32.761196	36.067282	10.09%	7,676
2013	23.627774	32.761196	38.66%	7,858
2012	20.365428	23.627774	16.02%	7,164
2011	21.158203	20.365428	-3.75%	8,704
2010	17.437891	21.158203	21.33%	10,058
2009	12.920176	17.437891	34.97%	8,224
2008	21.136700	12.920176	-38.87%	53,680
2007	21.741129	21.136700	-2.78%	46,074
2006	19.230206	21.741129	13.06%	30,893
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.380393	9.294660	-10.46%	2,189
2014	10.480118	10.380393	-0.95%	741
2013	10.617321	10.480118	-1.29%	742
2012*	10.000000	10.617321	6.17%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.147664	8.806269	-3.73%	0
2014	9.149047	9.147664	-0.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.838901	10.835564	-8.47%	2,743
2014	11.970971	11.838901	-1.10%	8,786
2013	12.994281	11.970971	-7.88%	9,563
2012	12.523974	12.994281	3.76%	10,361
2011	11.715321	12.523974	6.90%	10,441
2010	10.863506	11.715321	7.84%	11,617
2009*	10.000000	10.863506	8.64%	920
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.516995	11.379469	-1.19%	76,355
2014	11.593767	11.516995	-0.66%	83,363
2013	11.785758	11.593767	-1.63%	99,865
2012	11.303572	11.785758	4.27%	99,480
2011	11.349250	11.303572	-0.40%	88,181
2010	10.942921	11.349250	3.71%	85,016
2009*	10.000000	10.942921	9.43%	86,001
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.706236	10.591772	-1.07%	11,958
2014	10.423839	10.706236	2.71%	9,009
2013	10.793451	10.423839	-3.42%	15,159
2012	9.997303	10.793451	7.96%	10,633
2011*	10.000000	9.997303	-0.03%	2,997
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.852306	19.012635	-8.82%	37
2014	19.098554	20.852306	9.18%	38
2013	14.276235	19.098554	33.78%	98
2012	12.153552	14.276235	17.47%	98
2011	12.925709	12.153552	-5.97%	99
2010	11.461248	12.925709	12.78%	99
2009	8.954469	11.461248	27.99%	100
2008	14.814649	8.954469	-39.56%	657
2007	15.991919	14.814649	-7.36%	680
2006	13.992066	15.991919	14.29%	696
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	18.205230	17.975499	-1.26%	1,087
2014	19.806155	18.205230	-8.08%	1,586
2013	15.684505	19.806155	26.28%	1,586
2012	13.048071	15.684505	20.21%	1,586
2011	15.930842	13.048071	-18.10%	2,691
2010	14.684607	15.930842	8.49%	5,049
2009	11.949514	14.684607	22.89%	5,049
2008	21.623130	11.949514	-44.74%	5,049
2007	20.238481	21.623130	6.84%	5,175
2006	16.070390	20.238481	25.94%	5,175

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.912402	21.210559	-7.43%	419
2014	21.178907	22.912402	8.19%	419
2013	14.944790	21.178907	41.71%	419
2012	13.269480	14.944790	12.63%	419
2011	16.381474	13.269480	-19.00%	419
2010	13.753442	16.381474	19.11%	419
2009	8.510662	13.753442	61.60%	419
2008	13.708071	8.510662	-37.91%	419
2007	13.176388	13.708071	4.04%	419
2006	12.674067	13.176388	3.96%	419
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.445811	31.545211	10.90%	23,389
2014	21.984956	28.445811	29.39%	18,637
2013	14.813993	21.984956	48.41%	14,067
2012	11.469343	14.813993	29.16%	5,714
2011	10.537474	11.469343	8.84%	3,901
2010*	10.000000	10.537474	5.37%	1,231
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.158440	12.866244	-2.22%	12,117
2014	12.406655	13.158440	6.06%	7,351
2013	12.656237	12.406655	-1.97%	7,900
2012	11.755672	12.656237	7.66%	8,520
2011	11.310953	11.755672	3.93%	14,033
2010	10.735258	11.310953	5.36%	15,054
2009	9.953942	10.735258	7.85%	14,362
2008	11.274040	9.953942	-11.71%	111,982
2007	10.867872	11.274040	3.74%	175,306
2006	10.642778	10.867872	2.11%	101,025
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	22.541685	21.964862	-2.56%	704
2014	22.219526	22.541685	1.45%	704
2013	24.697659	22.219526	-10.03%	832
2012	21.250416	24.697659	16.22%	832
2011	20.163250	21.250416	5.39%	833
2010	18.634210	20.163250	8.21%	114
2009	14.524848	18.634210	28.29%	114
2008	17.326672	14.524848	-16.17%	114
2007	16.517771	17.326672	4.90%	114
2006	15.118343	16.517771	9.26%	114
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.220270	-17.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	34.438612	22.598576	-34.38%	605
2014	43.176326	34.438612	-20.24%	3,107
2013	39.616226	43.176326	8.99%	3,266
2012	38.864131	39.616226	1.94%	3,600

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.331203	5.452194	-34.56%	453
2014	10.476472	8.331203	-20.48%	453
2013	9.633425	10.476472	8.75%	454
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.632868	22.630296	-4.24%	2,176
2014	24.427127	23.632868	-3.25%	2,940
2013	16.490517	24.427127	48.13%	2,375
2012	15.504809	16.490517	6.36%	2,846
2011	16.482161	15.504809	-5.93%	3,269
2010	13.185820	16.482161	25.00%	3,558
2009	8.760944	13.185820	50.51%	3,156

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.485563	24.474788	-0.04%	9,275
2014	22.733767	24.485563	7.71%	10,111
2013	17.139229	22.733767	32.64%	21,298
2012	14.833939	17.139229	15.54%	24,186
2011	14.190342	14.833939	4.54%	28,942
2010	12.765205	14.190342	11.16%	45,886
2009	10.762890	12.765205	18.60%	51,095
2008	18.415677	10.762890	-41.56%	55,976
2007	17.821918	18.415677	3.33%	67,869
2006	15.457992	17.821918	15.29%	75,193
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.915578	32.449981	-7.06%	7,782
2014	32.520038	34.915578	7.37%	9,441
2013	23.975182	32.520038	35.64%	17,422
2012	20.535933	23.975182	16.75%	16,006
2011	22.803666	20.535933	-9.94%	29,694
2010	18.278701	22.803666	24.76%	32,496
2009	13.001497	18.278701	40.59%	18,406
2008	20.533228	13.001497	-36.68%	24,327
2007	20.523508	20.533228	0.05%	10,001
2006	18.234958	20.523508	12.55%	12,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.703667	13.171645	-3.88%	113,888
2014	13.461105	13.703667	1.80%	172,754
2013	14.924704	13.461105	-9.81%	213,681
2012	14.103185	14.924704	5.83%	270,859
2011	12.806039	14.103185	10.13%	310,272
2010	12.361615	12.806039	3.60%	348,122
2009	11.380952	12.361615	8.62%	399,970
2008	11.734834	11.380952	-3.02%	379,469
2007	10.875866	11.734834	7.90%	335,707
2006	10.863014	10.875866	0.12%	381,295

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.599279	22.800372	-7.31%	1,384
2014	22.221011	24.599279	10.70%	3,262
2013	16.642524	22.221011	33.52%	4,911
2012	14.754796	16.642524	12.79%	6,207
2011	14.555600	14.754796	1.37%	6,686
2010	12.971677	14.555600	12.21%	13,313
2009	11.176117	12.971677	16.07%	25,267
2008	17.374932	11.176117	-35.68%	33,630
2007	17.708752	17.374932	-1.89%	33,474
2006	15.382250	17.708752	15.12%	40,223
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.366608	22.664053	-3.01%	44,370
2014	20.398042	23.366608	14.55%	68,340
2013	15.933821	20.398042	28.02%	47,773
2012	13.911354	15.933821	14.54%	65,711
2011	14.235614	13.911354	-2.28%	65,794
2010	12.141003	14.235614	17.25%	101,863
2009	9.491079	12.141003	27.92%	107,673
2008	12.757676	9.491079	-25.60%	89,527
2007	13.268243	12.757676	-3.85%	127,661
2006	11.198017	13.268243	18.49%	53,658
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.206461	14.835936	-2.44%	130,906
2014	15.137710	15.206461	0.45%	137,968
2013	13.425066	15.137710	12.76%	138,279
2012	12.388328	13.425066	8.37%	138,756
2011	13.045088	12.388328	-5.03%	168,119
2010	12.059777	13.045088	8.17%	86,115
2009*	10.000000	12.059777	20.60%	36,784
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.210938	-7.89%	2,228
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.785479	-2.15%	13,022
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.721688	11.727012	-7.82%	3,049
2014	12.222171	12.721688	4.09%	4,096
2013*	10.000000	12.222171	22.22%	882
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.878488	10.450984	-3.93%	6,737
2014*	10.000000	10.878488	8.78%	9,123

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	34.468095	33.176982	-3.75%	38,822
2014	33.271257	34.468095	3.60%	45,724
2013	23.992186	33.271257	38.68%	64,272
2012	21.034760	23.992186	14.06%	75,176
2011	21.224177	21.034760	-0.89%	85,101
2010	17.115717	21.224177	24.00%	101,765
2009	13.891109	17.115717	23.21%	93,601
2008	20.403261	13.891109	-31.92%	115,803
2007	20.841632	20.403261	-2.10%	104,136
2006	18.483738	20.841632	12.76%	110,670
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.973911	24.825527	-0.59%	132,019
2014	22.405323	24.973911	11.46%	210,051
2013	17.261907	22.405323	29.80%	233,913
2012	15.169143	17.261907	13.80%	177,456
2011	15.146432	15.169143	0.15%	196,765
2010	13.418518	15.146432	12.88%	265,810
2009	10.802470	13.418518	24.22%	308,507
2008	17.488454	10.802470	-38.23%	339,879
2007	16.903452	17.488454	3.46%	404,933
2006	14.887634	16.903452	13.54%	447,761
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.541147	21.611455	-4.12%	44,220
2014	21.212540	22.541147	6.26%	59,544
2013	17.814524	21.212540	19.07%	74,575
2012	16.413325	17.814524	8.54%	165,566
2011	15.315811	16.413325	7.17%	146,180
2010	13.508689	15.315811	13.38%	64,953
2009	11.214559	13.508689	20.46%	71,629
2008	16.192496	11.214559	-30.74%	87,335
2007	15.378321	16.192496	5.29%	60,371
2006	13.427643	15.378321	14.53%	85,960
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	20.074942	19.284832	-3.94%	1,268
2014	20.104622	20.074942	-0.15%	1,206
2013	13.763610	20.104622	46.07%	1,143
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	124
2010	10.637713	13.714281	28.92%	3,229
2009	8.582939	10.637713	23.94%	3,713
2008	13.995914	8.582939	-38.68%	5,068
2007	16.008777	13.995914	-12.57%	8,040
2006	15.691217	16.008777	2.02%	18,194
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.972551	9.730441	-2.43%	34,691
2014	10.061698	9.972551	-0.89%	25,826

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.366297	15.091173	-7.79%	1,810
2014	16.831073	16.366297	-2.76%	1,810
2013	14.708549	16.831073	14.43%	1,910
2012	13.565303	14.708549	8.43%	1,910
2011	14.566967	13.565303	-6.88%	1,910
2010	13.079775	14.566967	11.37%	4,419
2009	11.717768	13.079775	11.62%	8,228
2008	16.905907	11.717768	-30.69%	8,806
2007	15.647362	16.905907	8.04%	6,673
2006	13.712783	15.647362	14.11%	6,673
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.933355	13.670980	-1.88%	67,506
2014	13.658558	13.933355	2.01%	65,545
2013	13.756272	13.658558	-0.71%	76,682
2012	12.754349	13.756272	7.86%	86,079
2011	12.688935	12.754349	0.52%	113,067
2010	11.890790	12.688935	6.71%	182,625
2009	10.041721	11.890790	18.41%	195,300
2008	11.021944	10.041721	-8.89%	225,412
2007	10.638170	11.021944	3.61%	272,636
2006	10.387117	10.638170	2.42%	269,005
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.239462	14.938836	-1.97%	85,025
2014	14.838800	15.239462	2.70%	128,992
2013	13.301759	14.838800	11.56%	206,268
2012	12.096740	13.301759	9.96%	227,837
2011	12.327012	12.096740	-1.87%	269,927
2010	11.113969	12.327012	10.91%	293,411
2009	9.098050	11.113969	22.16%	300,652
2008	12.337060	9.098050	-26.25%	247,301
2007	11.547024	12.337060	6.84%	99,245
2006	10.692124	11.547024	8.00%	49,923
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.800900	15.500305	-1.90%	93,253
2014	15.328967	15.800900	3.08%	249,524
2013	13.451350	15.328967	13.96%	265,206
2012	12.071848	13.451350	11.43%	358,252
2011	12.403091	12.071848	-2.67%	367,600
2010	11.008129	12.403091	12.67%	412,015
2009	8.689427	11.008129	26.68%	425,466
2008	13.121284	8.689427	-33.78%	356,337
2007	12.108491	13.121284	8.36%	236,478
2006	10.998738	12.108491	10.09%	92,256

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.488773	16.163630	-1.97%	19,337
2014	15.973697	16.488773	3.22%	47,385
2013	13.350497	15.973697	19.65%	49,761
2012	11.761742	13.350497	13.51%	57,228
2011	12.281934	11.761742	-4.24%	43,661
2010	10.753714	12.281934	14.21%	48,018
2009	8.318369	10.753714	29.28%	31,337
2008	13.652292	8.318369	-39.07%	30,465
2007	12.472291	13.652292	9.46%	23,246
2006	11.206846	12.472291	11.29%	11,164
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.182337	13.419284	-21.90%	55,527
2014	19.986891	17.182337	-14.03%	54,590
2013	16.336371	19.986891	22.35%	80,151
2012	15.827951	16.336371	3.21%	93,692
2011	16.941258	15.827951	-6.57%	111,104
2010	14.426632	16.941258	17.43%	138,442
2009	9.919758	14.426632	45.43%	173,631
2008	22.077040	9.919758	-55.07%	162,824
2007	15.382582	22.077040	43.52%	191,217
2006	13.384377	15.382582	14.93%	148,117
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	23.227264	21.920257	-5.63%	144,815
2014	21.726687	23.227264	6.91%	153,806
2013	17.246875	21.726687	25.97%	181,630
2012	14.951257	17.246875	15.35%	235,451
2011	15.072089	14.951257	-0.80%	271,280
2010	13.308439	15.072089	13.25%	320,848
2009	10.397189	13.308439	28.00%	376,773
2008	18.448877	10.397189	-43.64%	427,112
2007	18.486577	18.448877	-0.20%	532,404
2006	15.640738	18.486577	18.20%	575,385
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.987445	26.325326	5.35%	87,444
2014	22.839741	24.987445	9.40%	91,749
2013	17.040857	22.839741	34.03%	111,971
2012	15.115161	17.040857	12.74%	107,156
2011	15.342087	15.115161	-1.48%	145,556
2010	12.568544	15.342087	22.07%	120,899
2009	9.966373	12.568544	26.11%	147,695
2008	19.193419	9.966373	-48.07%	160,936
2007	15.377648	19.193419	24.81%	201,148
2006	14.641028	15.377648	5.03%	205,545

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.158058	13.834204	-2.29%	253,524
2014	13.602215	14.158058	4.09%	277,271
2013	14.093787	13.602215	-3.49%	369,664
2012	13.542748	14.093787	4.07%	462,502
2011	12.838266	13.542748	5.49%	447,977
2010	12.112865	12.838266	5.99%	584,151
2009	10.644442	12.112865	13.80%	791,022
2008	11.188349	10.644442	-4.86%	729,069
2007	10.908344	11.188349	2.57%	787,531
2006	10.628749	10.908344	2.63%	487,654
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	37.193345	36.057025	-3.06%	89,341
2014	35.593681	37.193345	4.49%	104,843
2013	26.582214	35.593681	33.90%	131,795
2012	23.545407	26.582214	12.90%	158,179
2011	26.799714	23.545407	-12.14%	186,926
2010	21.150637	26.799714	26.71%	266,837
2009	15.357036	21.150637	37.73%	293,542
2008	25.803141	15.357036	-40.48%	328,659
2007	22.702642	25.803141	13.66%	357,497
2006	20.493894	22.702642	10.78%	326,798
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.167601	22.566311	1.80%	57,051
2014	24.528932	22.167601	-9.63%	2,392
2013	19.121406	24.528932	28.28%	2,575
2012	16.118642	19.121406	18.63%	2,921
2011	19.786424	16.118642	-18.54%	4,726
2010	17.794434	19.786424	11.19%	8,723
2009	14.305351	17.794434	24.39%	10,662
2008	25.903296	14.305351	-44.77%	13,301
2007	22.456893	25.903296	15.35%	15,668
2006	19.347779	22.456893	16.07%	16,279
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	31.339596	29.899781	-4.59%	3,337
2014	29.856166	31.339596	4.97%	4,386
2013	23.271084	29.856166	28.30%	4,975
2012	18.584429	23.271084	25.22%	5,840
2011	20.730949	18.584429	-10.35%	7,595
2010	16.650354	20.730949	24.51%	17,511
2009	10.750910	16.650354	54.87%	22,541
2008	22.394909	10.750910	-51.99%	25,549
2007	21.553444	22.394909	3.90%	31,981
2006	18.851828	21.553444	14.33%	36,083

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.534961	11.585644	-7.57%	20,276
2014	12.367168	12.534961	1.36%	22,708
2013	10.138969	12.367168	21.98%	12,407
2012	8.920699	10.138969	13.66%	11,411
2011	9.193434	8.920699	-2.97%	11,153
2010	8.461035	9.193434	8.66%	12,318
2009	6.591481	8.461035	28.36%	9,499
2008*	10.000000	6.591481	-34.09%	7,992
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.150356	13.877394	-8.40%	116,596
2014	14.694972	15.150356	3.10%	178,841
2013	13.086696	14.694972	12.29%	195,968
2012	11.788201	13.086696	11.02%	212,985
2011	11.682728	11.788201	0.90%	242,925
2010	10.521206	11.682728	11.04%	305,045
2009	7.873384	10.521206	33.63%	254,933
2008	11.357564	7.873384	-30.68%	261,307
2007	11.108263	11.357564	2.24%	327,419
2006*	10.000000	11.108263	11.08%	132,183
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	25.368362	24.088492	-5.05%	53,667
2014	23.676325	25.368362	7.15%	59,432
2013	18.524729	23.676325	27.81%	65,359
2012	16.789596	18.524729	10.33%	74,897
2011	16.071946	16.789596	4.47%	95,320
2010	13.517652	16.071946	18.90%	111,359
2009	11.689142	13.517652	15.64%	131,923
2008	16.270657	11.689142	-28.16%	165,295
2007	16.967418	16.270657	-4.11%	208,499
2006	14.699382	16.967418	15.43%	325,207
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.660139	29.808881	-8.73%	55,146
2014	32.952558	32.660139	-0.89%	64,429
2013	24.543159	32.952558	34.26%	84,663
2012	21.036851	24.543159	16.67%	106,854
2011	22.179787	21.036851	-5.15%	140,180
2010	17.552218	22.179787	26.36%	179,927
2009	13.789880	17.552218	27.28%	244,958
2008	20.890543	13.789880	-33.99%	200,023
2007	21.716467	20.890543	-3.80%	155,002
2006	18.836445	21.716467	15.29%	152,216
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.337239	7.397922	-20.77%	20,500
2014*	10.000000	9.337239	-6.63%	26,205

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.958107	20.234651	-7.85%	65,694
2014	25.072242	21.958107	-12.42%	66,258
2013	20.688678	25.072242	21.19%	6,859
2012	17.756276	20.688678	16.51%	7,978
2011	20.161199	17.756276	-11.93%	10,230
2010	18.871195	20.161199	6.84%	11,529
2009	13.972917	18.871195	35.06%	16,976
2008	23.781263	13.972917	-41.24%	18,885
2007	20.902132	23.781263	13.77%	25,691
2006	17.463638	20.902132	19.69%	29,508
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.778598	9.221954	-5.69%	206,223
2014	9.743866	9.778598	0.36%	332,619
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.708610	10.867589	-7.18%	190
2014	11.429923	11.708610	2.44%	213
2013	10.212573	11.429923	11.92%	302
2012*	10.000000	10.212573	2.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.209482	10.247465	0.37%	861
2014	9.898475	10.209482	3.14%	795
2013*	10.000000	9.898475	-1.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.151458	14.608725	3.23%	1,847
2014	13.275279	14.151458	6.60%	2,610
2013	9.635882	13.275279	37.77%	6,420
2012*	10.000000	9.635882	-3.64%	9,190
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.902362	13.843501	-0.42%	18,598
2014	13.099348	13.902362	6.13%	23,111
2013	9.730361	13.099348	34.62%	26,446
2012*	10.000000	9.730361	-2.70%	31,381

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.692887	14.174492	-9.68%	36,916
2014	16.808830	15.692887	-6.64%	104,287
2013	13.630468	16.808830	23.32%	137,700
2012	11.605915	13.630468	17.44%	71,113
2011	12.690851	11.605915	-8.55%	111,492
2010	11.849485	12.690851	7.10%	167,246
2009*	10.000000	11.849485	18.49%	139,244
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.815787	10.886973	-7.86%	52,741
2014	11.765535	11.815787	0.43%	138,841
2013	10.804249	11.765535	8.90%	136,032
2012*	10.000000	10.804249	8.04%	17,891
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.691618	12.713159	-7.15%	27,191
2014	12.879521	13.691618	6.31%	30,920
2013	10.057848	12.879521	28.05%	11,396
2012*	10.000000	10.057848	0.58%	3,804
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.686864	23.439229	-1.05%	9,507
2014	22.205960	23.686864	6.67%	9,826
2013	18.808093	22.205960	18.07%	14,253
2012	16.833931	18.808093	11.73%	15,129
2011	16.852729	16.833931	-0.11%	25,526
2010	15.816356	16.852729	6.55%	29,110
2009	12.779676	15.816356	23.76%	37,049
2008	15.448892	12.779676	-17.28%	28,079
2007	14.215050	15.448892	8.68%	29,226
2006	13.063102	14.215050	8.82%	34,635
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.776148	-2.24%	3,992
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.786732	32.859012	10.31%	30,087
2014	27.865416	29.786732	6.89%	37,545
2013	21.602964	27.865416	28.99%	48,441
2012	17.698831	21.602964	22.06%	76,424
2011	19.298361	17.698831	-8.29%	91,828
2010	18.390556	19.298361	4.94%	132,392
2009	12.780222	18.390556	43.90%	119,888
2008	23.287160	12.780222	-45.12%	142,519
2007	17.295382	23.287160	34.64%	71,141
2006	16.082991	17.295382	7.54%	46,143

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.306628	14.754185	3.13%	57,654
2014	13.276121	14.306628	7.76%	20,963
2013	9.949989	13.276121	33.43%	24,157
2012*	10.000000	9.949989	-0.50%	16,212
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	29.666801	26.662370	-10.13%	18,505
2014	34.247916	29.666801	-13.38%	20,438
2013	30.408888	34.247916	12.62%	35,294
2012	27.263803	30.408888	11.54%	41,781
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	2,101
2009	18.804441	33.185346	76.48%	2,208
2008	39.944347	18.804441	-52.92%	2,278
2007	31.663379	39.944347	26.15%	2,562
2006	21.910860	31.663379	44.51%	2,598
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.240854	7.280319	-21.22%	20,410
2014	9.832800	9.240854	-6.02%	17,314
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.963598	12.501493	-3.56%	3,396
2014	14.220089	12.963598	-8.84%	2,787
2013	10.217655	14.220089	39.17%	21,945
2012*	10.000000	10.217655	2.18%	1,662
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.954915	27.292242	-2.37%	104,997
2014	25.740108	27.954915	8.60%	130,052
2013	19.262147	25.740108	33.63%	164,958
2012	16.867279	19.262147	14.20%	190,072
2011	17.195137	16.867279	-1.91%	229,994
2010	15.688329	17.195137	9.60%	299,020
2009	13.000405	15.688329	20.68%	356,803
2008	19.614133	13.000405	-33.72%	226,022
2007	18.499487	19.614133	6.03%	256,495
2006	15.576752	18.499487	18.76%	109,410
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.888759	15.600223	4.78%	78,420
2014	14.938609	14.888759	-0.33%	118,324
2013	11.876359	14.938609	25.78%	107,883
2012	10.395371	11.876359	14.25%	40,339
2011	10.738866	10.395371	-3.20%	31,723
2010*	10.000000	10.738866	7.39%	9,629
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.727858	-2.72%	20,717

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.712359	15.289589	-8.51%	2,479
2014	17.315677	16.712359	-3.48%	2,485
2013	13.318885	17.315677	30.01%	3,661
2012	11.021500	13.318885	20.84%	14,523
2011	11.286140	11.021500	-2.34%	773
2010*	10.000000	11.286140	12.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.361059	21.057967	-5.83%	149,671
2014	20.088980	22.361059	11.31%	163,882
2013	15.481203	20.088980	29.76%	210,261
2012	13.726600	15.481203	12.78%	252,139
2011	13.860721	13.726600	-0.97%	311,039
2010	12.429821	13.860721	11.51%	462,777
2009*	10.000000	12.429821	24.30%	13,065
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.489256	14.419688	-0.48%	1,658,391
2014	14.003595	14.489256	3.47%	1,831,094
2013	11.525811	14.003595	21.50%	1,900,693
2012	10.107259	11.525811	14.03%	1,799,234
2011	10.161246	10.107259	-0.53%	1,849,516
2010	9.204535	10.161246	10.39%	1,975,410
2009	7.567959	9.204535	21.63%	1,919,749
2008	10.935557	7.567959	-30.79%	1,352,049
2007	10.455243	10.935557	4.59%	687,345
2006*	10.000000	10.455243	4.55%	59,728
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.627776	11.432700	-1.68%	762,355
2014	11.239319	11.627776	3.46%	833,092
2013	11.705983	11.239319	-3.99%	953,099
2012	11.316569	11.705983	3.44%	731,758
2011	10.860962	11.316569	4.19%	688,163
2010	10.397879	10.860962	4.45%	855,960
2009	9.407821	10.397879	10.52%	825,190
2008	10.591896	9.407821	-11.18%	640,380
2007	10.437325	10.591896	1.48%	488,273
2006*	10.000000	10.437325	4.37%	56,608
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.325057	16.091026	5.00%	101,853
2014	15.270238	15.325057	0.36%	105,337
2013	12.044977	15.270238	26.78%	125,787
2012	10.011409	12.044977	20.31%	153,059
2011	11.201198	10.011409	-10.62%	157,741
2010	10.211900	11.201198	9.69%	172,968
2009	7.317716	10.211900	39.55%	210,752
2008	12.101040	7.317716	-39.53%	275,013
2007	10.737612	12.101040	12.70%	143,395
2006*	10.000000	10.737612	7.38%	49,873

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.654992	15.370732	4.88%	196,971
2014	13.760579	14.654992	6.50%	224,318
2013	10.773015	13.760579	27.73%	256,253
2012	9.311508	10.773015	15.70%	287,237
2011	9.912974	9.311508	-6.07%	316,025
2010	8.510393	9.912974	16.48%	314,518
2009	6.222418	8.510393	36.77%	346,680
2008	11.318398	6.222418	-45.02%	317,912
2007	10.264514	11.318398	10.27%	237,288
2006*	10.000000	10.264514	2.65%	82,867
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.325917	13.275404	-0.38%	685,662
2014	12.267337	13.325917	8.63%	763,721
2013	9.361446	12.267337	31.04%	900,603
2012	8.114867	9.361446	15.36%	834,797
2011	8.422309	8.114867	-3.65%	841,441
2010	7.700958	8.422309	9.37%	913,190
2009	5.979217	7.700958	28.80%	808,180
2008	9.796181	5.979217	-38.96%	540,930
2007*	10.000000	9.796181	-2.04%	155,532
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.304297	19.488141	-4.02%	94,894
2014	20.090638	20.304297	1.06%	90,356
2013	19.039681	20.090638	5.52%	8,842
2012	16.865444	19.039681	12.89%	14,520
2011	16.483706	16.865444	2.32%	18,706
2010	14.781696	16.483706	11.51%	23,670
2009	10.273423	14.781696	43.88%	27,744
2008	14.476609	10.273423	-29.03%	31,295
2007	14.244264	14.476609	1.63%	35,435
2006	13.067644	14.244264	9.00%	49,667
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	25.100355	23.124661	-7.87%	40,228
2014	23.382470	25.100355	7.35%	48,171
2013	17.536098	23.382470	33.34%	55,246
2012	15.058442	17.536098	16.45%	54,445
2011	15.679282	15.058442	-3.96%	59,638
2010	13.781228	15.679282	13.77%	74,910
2009	10.902119	13.781228	26.41%	74,321
2008	17.621298	10.902119	-38.13%	113,398
2007	18.360628	17.621298	-4.03%	289,025
2006	16.121537	18.360628	13.89%	156,380
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.513525	10.988137	-4.56%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.179057	10.822884	-3.19%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	13.028631	12.686570	-2.63%	5,545
2014	12.406544	13.028631	5.01%	150
2013	8.770819	12.406544	41.45%	13,071
2012	7.617701	8.770819	15.14%	684
2011	8.749384	7.617701	-12.93%	1,572
2010	7.694232	8.749384	13.71%	7,987
2009	5.104127	7.694232	50.75%	27,380
2008*	10.000000	5.104127	-48.96%	3,291
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.993639	14.714403	-1.86%	80,049
2014	13.767337	14.993639	8.91%	95,226
2013	10.082697	13.767337	36.54%	129,217
2012	9.185752	10.082697	9.76%	138,208
2011	9.635296	9.185752	-4.67%	162,939
2010	7.912626	9.635296	21.77%	212,207
2009	6.116424	7.912626	29.37%	386,490
2008*	10.000000	6.116424	-38.84%	511,428
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.712857	12.308780	-3.18%	11,996
2014	12.344779	12.712857	2.98%	11,530
2013	9.674702	12.344779	27.60%	11,621
2012	8.452084	9.674702	14.47%	18,935
2011	9.160504	8.452084	-7.73%	22,169
2010	8.085889	9.160504	13.29%	30,291
2009	6.350701	8.085889	27.32%	4,074
2008*	10.000000	6.350701	-36.49%	22,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.562584	12.249274	-2.49%	408,171
2014	12.222184	12.562584	2.79%	491,873
2013	10.816580	12.222184	12.99%	614,002
2012	9.882961	10.816580	9.45%	452,648
2011	10.164795	9.882961	-2.77%	500,999
2010	9.342158	10.164795	8.81%	450,063
2009	7.911463	9.342158	18.08%	337,673
2008*	10.000000	7.911463	-20.89%	136,723
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.802625	12.449340	-2.76%	1,096,694
2014	12.408130	12.802625	3.18%	984,341
2013	10.384424	12.408130	19.49%	989,562
2012	9.272531	10.384424	11.99%	570,645
2011	9.744657	9.272531	-4.84%	656,763
2010	8.797984	9.744657	10.76%	1,277,767
2009	7.190018	8.797984	22.36%	1,126,681
2008*	10.000000	7.190018	-28.10%	129,725

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.843543	11.586156	-2.17%	211,134
2014	11.629777	11.843543	1.84%	235,101
2013	11.246134	11.629777	3.41%	274,048
2012	10.615941	11.246134	5.94%	1,366,958
2011	10.621908	10.615941	-0.06%	1,262,948
2010	10.091860	10.621908	5.25%	335,083
2009	9.060605	10.091860	11.38%	351,024
2008*	10.000000	9.060605	-9.39%	82,757
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.903808	10.221659	-6.26%	41,500
2014	10.953241	10.903808	-0.45%	41,500
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.695698	12.378242	-2.50%	652,245
2014	12.319480	12.695698	3.05%	744,039
2013	10.611392	12.319480	16.10%	827,259
2012	9.582525	10.611392	10.74%	872,523
2011	9.955449	9.582525	-3.75%	885,384
2010	9.070489	9.955449	9.76%	1,018,498
2009	7.547472	9.070489	20.18%	776,339
2008*	10.000000	7.547472	-24.53%	574,103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.733307	12.359474	-2.94%	199,588
2014	12.356965	12.733307	3.05%	288,372
2013	10.089362	12.356965	22.48%	321,180
2012	8.934917	10.089362	12.92%	391,150
2011	9.510405	8.934917	-6.05%	445,676
2010	8.516605	9.510405	11.67%	487,236
2009	6.827311	8.516605	24.74%	442,499
2008*	10.000000	6.827311	-31.73%	384,004
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.383340	12.073793	-2.50%	253,114
2014	12.072704	12.383340	2.57%	309,768
2013	11.012655	12.072704	9.63%	333,973
2012	10.155119	11.012655	8.44%	431,187
2011	10.332147	10.155119	-1.71%	449,593
2010	9.615490	10.332147	7.45%	555,155
2009	8.291069	9.615490	15.97%	271,836
2008*	10.000000	8.291069	-17.09%	47,554

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.211688	11.928660	-2.32%	69,391
2014	11.837497	12.211688	3.16%	94,781
2013	12.272909	11.837497	-3.55%	83,615
2012	11.586894	12.272909	5.92%	152,940
2011	11.066542	11.586894	4.70%	155,502
2010	10.516530	11.066542	5.23%	160,547
2009	9.827005	10.516530	7.02%	181,530
2008*	10.000000	9.827005	-1.73%	2,890
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.233168	12.973832	-1.96%	31,670
2014	12.802885	13.233168	3.36%	24,631
2013	13.262990	12.802885	-3.47%	11,733
2012	12.564292	13.262990	5.56%	18,814
2011	12.021646	12.564292	4.51%	109,635
2010	11.282996	12.021646	6.55%	7,660
2009	9.832816	11.282996	14.75%	31,551
2008*	10.000000	9.832816	-1.67%	77
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.591329	25.253697	-17.45%	38,129
2014	32.928373	30.591329	-7.10%	41,003
2013	33.270164	32.928373	-1.03%	758
2012	28.857717	33.270164	15.29%	763
2011	37.830235	28.857717	-23.72%	767
2010	33.116705	37.830235	14.23%	1,550
2009	20.604665	33.116705	60.72%	2,230
2008	49.699069	20.604665	-58.54%	2,897
2007	34.736132	49.699069	43.08%	4,912
2006	25.856052	34.736132	34.34%	6,790
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	13.015937	12.813250	-1.56%	231,466
2014	12.630351	13.015937	3.05%	254,875
2013	13.357936	12.630351	-5.45%	340,888
2012	13.152898	13.357936	1.56%	401,155
2011	12.443113	13.152898	5.70%	504,826
2010	12.049974	12.443113	3.26%	613,553
2009	11.907146	12.049974	1.20%	796,096
2008	11.216466	11.907146	6.16%	1,016,148
2007	10.622012	11.216466	5.60%	901,234
2006	10.429398	10.622012	1.85%	844,832

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.847344	8.438215	-4.62%	104,910
2014	9.042606	8.847344	-2.16%	46,294
2013	7.804871	9.042606	15.86%	58,858
2012	6.873392	7.804871	13.55%	109,453
2011	7.749265	6.873392	-11.30%	192,774
2010	6.958402	7.749265	11.37%	167,728
2009	5.454411	6.958402	27.57%	175,203
2008*	10.000000	5.454411	-45.46%	41,962
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.713412	9.439600	-2.82%	13,203
2014	10.506454	9.713412	-7.55%	16,968
2013	8.809907	10.506454	19.26%	20,895
2012	7.562534	8.809907	16.49%	17,104
2011	8.805007	7.562534	-14.11%	15,605
2010	8.319006	8.805007	5.84%	18,685
2009	6.563605	8.319006	26.74%	12,180
2008	11.703384	6.563605	-43.92%	10,244
2007	10.857171	11.703384	7.79%	139,997
2006*	10.000000	10.857171	8.57%	3,997
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	24.434479	23.839815	-2.43%	50,294
2014	23.616619	24.434479	3.46%	37,569
2013	18.832587	23.616619	25.40%	44,484
2012	16.488164	18.832587	14.22%	72,182
2011	17.414916	16.488164	-5.32%	95,923
2010	15.415824	17.414916	12.97%	105,351
2009	12.297130	15.415824	25.36%	114,010
2008	19.757788	12.297130	-37.76%	132,778
2007	18.922615	19.757788	4.41%	149,946
2006	16.428965	18.922615	15.18%	120,642
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.404099	15.154373	-1.62%	95,898
2014	14.945458	15.404099	3.07%	48,648
2013	13.370475	14.945458	11.78%	49,565
2012	12.403452	13.370475	7.80%	65,821
2011	12.475188	12.403452	-0.58%	49,082
2010	11.527329	12.475188	8.22%	61,736
2009*	10.000000	11.527329	15.27%	2,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.596506	17.249119	-1.97%	495,714
2014	16.970892	17.596506	3.69%	404,827
2013	14.411161	16.970892	17.76%	412,357
2012	13.027788	14.411161	10.62%	86,722
2011	13.343928	13.027788	-2.37%	178,878
2010	12.086136	13.343928	10.41%	397,164
2009*	10.000000	12.086136	20.86%	371,238

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.174331	14.005789	-1.19%	229,638
2014	13.844293	14.174331	2.38%	283,726
2013	13.400502	13.844293	3.31%	311,085
2012	12.928991	13.400502	3.65%	397,079
2011	12.745253	12.928991	1.44%	433,901
2010	12.213068	12.745253	4.36%	483,360
2009	11.360693	12.213068	7.50%	568,293
2008	12.266666	11.360693	-7.39%	509,208
2007	11.812489	12.266666	3.84%	455,144
2006	11.289903	11.812489	4.63%	468,876
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.507049	19.159845	-1.78%	772,149
2014	18.819024	19.507049	3.66%	830,404
2013	16.373400	18.819024	14.94%	987,715
2012	14.993743	16.373400	9.20%	1,046,430
2011	15.220035	14.993743	-1.49%	1,144,235
2010	13.924221	15.220035	9.31%	1,313,915
2009	11.859683	13.924221	17.41%	1,477,338
2008	15.668811	11.859683	-24.31%	1,420,281
2007	15.048914	15.668811	4.12%	1,472,616
2006	13.712890	15.048914	9.74%	1,390,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	22.372873	21.887542	-2.17%	489,152
2014	21.629841	22.372873	3.44%	524,530
2013	17.934666	21.629841	20.60%	598,377
2012	15.997816	17.934666	12.11%	729,215
2011	16.585416	15.997816	-3.54%	848,879
2010	14.915068	16.585416	11.20%	1,101,639
2009	12.166737	14.915068	22.59%	1,122,679
2008	17.994723	12.166737	-32.39%	1,135,877
2007	17.202882	17.994723	4.60%	920,399
2006	15.239381	17.202882	12.88%	724,201

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.916005	16.665619	-1.48%	366,041
2014	16.388193	16.916005	3.22%	437,792
2013	15.049827	16.388193	8.89%	593,266
2012	14.135314	15.049827	6.47%	605,595
2011	14.052989	14.135314	0.59%	723,277
2010	13.140565	14.052989	6.94%	782,391
2009	11.639091	13.140565	12.90%	747,280
2008	13.901805	11.639091	-16.28%	771,541
2007	13.326598	13.901805	4.32%	687,717
2006	12.471677	13.326598	6.85%	591,527
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.251073	22.985934	3.30%	254,630
2014	20.797692	22.251073	6.99%	282,989
2013	15.484811	20.797692	34.31%	366,619
2012	13.268797	15.484811	16.70%	465,720
2011	13.808144	13.268797	-3.91%	560,313
2010	12.911549	13.808144	6.94%	891,854
2009*	10.000000	12.911549	29.12%	1,157
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.133809	10.000999	-1.31%	10,457
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	34.210267	32.859809	-3.95%	64,553
2014	31.724997	34.210267	7.83%	51,677
2013	24.195457	31.724997	31.12%	66,447
2012	20.900338	24.195457	15.77%	107,754
2011	21.760901	20.900338	-3.95%	126,365
2010	17.496440	21.760901	24.37%	99,054
2009	12.982184	17.496440	34.77%	115,000
2008	20.733734	12.982184	-37.39%	129,730
2007	19.561682	20.733734	5.99%	121,653
2006	18.062463	19.561682	8.30%	173,859
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.779860	9.638052	-1.45%	714,823
2014	9.923756	9.779860	-1.45%	716,616
2013	10.069762	9.923756	-1.45%	679,231
2012	10.218325	10.069762	-1.45%	891,193
2011	10.368247	10.218325	-1.45%	790,495
2010	10.520782	10.368247	-1.45%	920,788
2009	10.671098	10.520782	-1.41%	1,188,988
2008	10.610205	10.671098	0.57%	1,935,067
2007	10.274739	10.610205	3.26%	1,500,519
2006	9.973663	10.274739	3.02%	902,697

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.383060	14.721833	-4.30%	206,392
2014	15.025846	15.383060	2.38%	211,742
2013	15.420314	15.025846	-2.56%	268,320
2012	13.940109	15.420314	10.62%	302,450
2011	13.401220	13.940109	4.02%	191,418
2010	12.296451	13.401220	8.98%	252,687
2009	10.031614	12.296451	22.58%	283,188
2008	12.307348	10.031614	-18.49%	287,192
2007	11.937331	12.307348	3.10%	337,241
2006	11.553509	11.937331	3.32%	263,981
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.731756	10.506912	-2.10%	101,746
2014	11.038913	10.731756	-2.78%	125,543
2013	9.251361	11.038913	19.32%	199,145
2012	8.126525	9.251361	13.84%	247,289
2011	9.123927	8.126525	-10.93%	267,467
2010	8.135019	9.123927	12.16%	295,267
2009	6.064844	8.135019	34.13%	455,887
2008*	10.000000	6.064844	-39.35%	447,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.522204	14.479371	-6.72%	42,965
2014	17.438155	15.522204	-10.99%	44,531
2013	14.617673	17.438155	19.30%	732
2012	12.672773	14.617673	15.35%	732
2011	15.384027	12.672773	-17.62%	732
2010	14.741276	15.384027	4.36%	1,823
2009	11.549944	14.741276	27.63%	2,357
2008	21.898391	11.549944	-47.26%	3,316
2007	21.636358	21.898391	1.21%	3,764
2006	17.935769	21.636358	20.63%	3,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.327086	14.561215	1.63%	108,126
2014	13.198455	14.327086	8.55%	115,422
2013	9.963682	13.198455	32.47%	149,835
2012	8.705529	9.963682	14.45%	174,790
2011	9.128428	8.705529	-4.63%	198,475
2010	8.029459	9.128428	13.69%	229,564
2009	6.298763	8.029459	27.48%	258,732
2008*	10.000000	6.298763	-37.01%	74

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.600062	12.942254	-4.84%	71,838
2014	12.517926	13.600062	8.64%	58,267
2013	9.407007	12.517926	33.07%	71,282
2012	8.117705	9.407007	15.88%	76,469
2011	8.771301	8.117705	-7.45%	70,727
2010	7.894107	8.771301	11.11%	87,560
2009	6.286901	7.894107	25.56%	126,068
2008*	10.000000	6.286901	-37.13%	77
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.354444	14.097397	-1.79%	67,358
2014	14.043276	14.354444	2.22%	132,752
2013	10.280814	14.043276	36.60%	210,175
2012	9.099807	10.280814	12.98%	159,815
2011	9.663566	9.099807	-5.83%	201,564
2010	7.753436	9.663566	24.64%	280,518
2009	6.209196	7.753436	24.87%	355,183
2008*	10.000000	6.209196	-37.91%	170,648
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.265856	16.524481	-4.29%	51,828
2014	14.971705	17.265856	15.32%	69,466
2013	11.197061	14.971705	33.71%	96,047
2012	9.765885	11.197061	14.65%	100,335
2011	10.144778	9.765885	-3.73%	121,893
2010	8.604649	10.144778	17.90%	153,103
2009	6.692181	8.604649	28.58%	223,869
2008*	10.000000	6.692181	-33.08%	318,046
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.688544	22.477972	-0.93%	18,751
2014	22.452493	22.688544	1.05%	21,832
2013	15.826761	22.452493	41.86%	26,316
2012	14.200864	15.826761	11.45%	30,688
2011	14.534552	14.200864	-2.30%	41,635
2010	11.788734	14.534552	23.29%	76,002
2009	9.405240	11.788734	25.34%	67,983
2008	17.851211	9.405240	-47.31%	44,057
2007	16.543600	17.851211	7.90%	60,057
2006	16.299770	16.543600	1.50%	59,500

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	34.125504	31.515499	-7.65%	19,411
2014	32.433413	34.125504	5.22%	41,225
2013	23.503387	32.433413	37.99%	44,483
2012	19.824615	23.503387	18.56%	36,767
2011	21.275952	19.824615	-6.82%	84,390
2010	17.069645	21.275952	24.64%	75,086
2009	13.761932	17.069645	24.04%	83,277
2008	20.627490	13.761932	-33.28%	71,965
2007	22.563861	20.627490	-8.58%	74,844
2006	19.552135	22.563861	15.40%	105,885
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	30.077392	29.079510	-3.32%	33,826
2014	30.351210	30.077392	-0.90%	43,058
2013	21.912014	30.351210	38.51%	51,367
2012	19.296863	21.912014	13.55%	94,050
2011	20.786489	19.296863	-7.17%	77,994
2010	16.876436	20.786489	23.17%	110,466
2009	12.738817	16.876436	32.48%	139,668
2008	20.969244	12.738817	-39.25%	166,627
2007	20.883817	20.969244	0.41%	203,013
2006	18.961845	20.883817	10.14%	196,773
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	22.277467	22.099750	-0.80%	104,098
2014	20.216385	22.277467	10.20%	59,093
2013	15.684468	20.216385	28.89%	69,249
2012	13.979930	15.684468	12.19%	86,016
2011	14.131754	13.979930	-1.07%	102,952
2010	12.664839	14.131754	11.58%	142,467
2009	10.235375	12.664839	23.74%	246,331
2008	17.788128	10.235375	-42.46%	338,758
2007	16.730660	17.788128	6.32%	350,707
2006	14.970013	16.730660	11.76%	146,693
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	14.030150	13.044057	-7.03%	158,323
2014	11.069837	14.030150	26.74%	153,158
2013	10.937391	11.069837	1.21%	179,412
2012	9.602457	10.937391	13.90%	223,535
2011	9.179933	9.602457	4.60%	261,236
2010	7.175168	9.179933	27.94%	334,605
2009	5.578528	7.175168	28.62%	352,767
2008*	10.000000	5.578528	-44.21%	18,887
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.023678	12.955854	-0.52%	30,957
2014	11.686967	13.023678	11.44%	32,387
2013*	10.000000	11.686967	16.87%	1,904

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.439831	10.253358	-1.79%	98,607
2014	10.541370	10.439831	-0.96%	117,680
2013	10.685207	10.541370	-1.35%	197,347
2012	10.473767	10.685207	2.02%	120,707
2011	10.491270	10.473767	-0.17%	119,840
2010	10.394113	10.491270	0.93%	174,934
2009	9.846962	10.394113	5.56%	220,482
2008*	10.000000	9.846962	-1.53%	40,060
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.938092	12.128012	-6.26%	6,010
2014	12.556928	12.938092	3.04%	943
2013*	10.000000	12.556928	25.57%	684
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.738512	13.957882	-5.30%	63,118
2014	16.281870	14.738512	-9.48%	67,030
2013	13.756990	16.281870	18.35%	95,109
2012	11.675592	13.756990	17.83%	125,630
2011	13.528212	11.675592	-13.69%	131,165
2010	12.908002	13.528212	4.80%	148,211
2009*	10.000000	12.908002	29.08%	259,939
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	30.057840	29.916682	-0.47%	1,107
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.496473	10.363284	-1.27%	181,621
2014	10.586325	10.496473	-0.85%	203,376
2013	10.676243	10.586325	-0.84%	261,457
2012	10.356764	10.676243	3.08%	295,122
2011	10.478459	10.356764	-1.16%	304,658
2010	10.098890	10.478459	3.76%	389,226
2009	9.042389	10.098890	11.68%	484,675
2008	10.598750	9.042389	-14.68%	542,633
2007	10.265712	10.598750	3.24%	836,695
2006	9.996311	10.265712	2.70%	646,263
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.690926	24.220090	-1.91%	17,721
2014	22.697750	24.690926	8.78%	19,092
2013	16.737659	22.697750	35.61%	21,097
2012	15.304169	16.737659	9.37%	21,957
2011	16.022458	15.304169	-4.48%	43,253
2010	13.233495	16.022458	21.08%	57,183
2009	10.217279	13.233495	29.52%	53,210
2008	17.120830	10.217279	-40.32%	68,750
2007	16.144926	17.120830	6.04%	479,450
2006	14.407573	16.144926	12.06%	220,189

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	30.035325	30.686804	2.17%	88,061
2014	29.863265	30.035325	0.58%	99,116
2013	23.861911	29.863265	25.15%	10,959
2012	20.019534	23.861911	19.19%	15,078
2011	22.207171	20.019534	-9.85%	16,758
2010	19.475436	22.207171	14.03%	24,640
2009	14.181094	19.475436	37.33%	34,263
2008	24.116522	14.181094	-41.20%	46,116
2007	23.070354	24.116522	4.53%	58,010
2006	19.945565	23.070354	15.67%	62,693
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.065294	9.672174	-3.91%	65,554
2014	9.965125	10.065294	1.01%	25,025
2013	10.148993	9.965125	-1.81%	44,326
2012*	10.000000	10.148993	1.49%	58,315
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.024835	9.170213	1.61%	27,065
2014*	10.000000	9.024835	-9.75%	25,476
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.651914	24.033127	1.61%	57,463
2014	21.738937	23.651914	8.80%	85,106
2013	16.782483	21.738937	29.53%	104,309
2012	14.604301	16.782483	14.91%	129,558
2011	14.865485	14.604301	-1.76%	163,104
2010	13.023062	14.865485	14.15%	219,548
2009	10.324439	13.023062	26.14%	328,932
2008	17.070052	10.324439	-39.52%	412,297
2007	16.632094	17.070052	2.63%	454,211
2006	14.705781	16.632094	13.10%	288,485
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	35.850686	33.177835	-7.46%	30,862
2014	32.580977	35.850686	10.04%	36,256
2013	23.509711	32.580977	38.59%	50,289
2012	20.273963	23.509711	15.96%	60,396
2011	21.073853	20.273963	-3.80%	74,460
2010	17.377172	21.073853	21.27%	89,022
2009	12.881721	17.377172	34.90%	101,776
2008	21.084518	12.881721	-38.90%	174,718
2007	21.698510	21.084518	-2.83%	172,356
2006	19.202224	21.698510	13.00%	109,053
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.366378	9.277399	-10.50%	15,725
2014	10.471267	10.366378	-1.00%	22,347
2013	10.613732	10.471267	-1.34%	20,626
2012*	10.000000	10.613732	6.14%	12,642

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.139906	8.794333	-3.78%	5,381
2014	9.145926	9.139906	-0.07%	778
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.804902	10.798964	-8.52%	15,443
2014	11.942651	11.804902	-1.15%	19,158
2013	12.970120	11.942651	-7.92%	24,080
2012	12.507049	12.970120	3.70%	33,914
2011	11.705408	12.507049	6.85%	38,259
2010	10.859825	11.705408	7.79%	24,365
2009*	10.000000	10.859825	8.60%	17,802
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.483946	11.341066	-1.24%	236,123
2014	11.566363	11.483946	-0.71%	285,199
2013	11.763864	11.566363	-1.68%	343,977
2012	11.288307	11.763864	4.21%	335,151
2011	11.339656	11.288307	-0.45%	287,641
2010	10.939212	11.339656	3.66%	244,570
2009*	10.000000	10.939212	9.39%	180,169
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.686357	10.566756	-1.12%	207,966
2014	10.409755	10.686357	2.66%	189,867
2013	10.784326	10.409755	-3.47%	190,453
2012	9.993935	10.784326	7.91%	167,775
2011*	10.000000	9.993935	-0.06%	61,643
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.729267	18.890867	-8.87%	3,629
2014	18.995495	20.729267	9.13%	3,652
2013	14.206399	18.995495	33.71%	4,778
2012	12.100246	14.206399	17.41%	5,177
2011	12.875530	12.100246	-6.02%	6,127
2010	11.422541	12.875530	12.72%	6,778
2009	8.928755	11.422541	27.93%	9,814
2008	14.779624	8.928755	-39.59%	12,728
2007	15.962242	14.779624	-7.41%	13,170
2006	13.973162	15.962242	14.24%	18,740
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	18.097813	17.860375	-1.31%	1,220
2014	19.699281	18.097813	-8.13%	1,220
2013	15.607779	19.699281	26.21%	1,220
2012	12.990832	15.607779	20.14%	1,220
2011	15.869001	12.990832	-18.14%	1,220
2010	14.635021	15.869001	8.43%	1,774
2009	11.915221	14.635021	22.83%	2,702
2008	21.572042	11.915221	-44.77%	3,056
2007	20.200971	21.572042	6.79%	3,102
2006	16.048711	20.200971	25.87%	5,353

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.777194	21.074695	-7.47%	2,980
2014	21.064619	22.777194	8.13%	2,974
2013	14.871670	21.064619	41.64%	3,235
2012	13.211260	14.871670	12.57%	3,625
2011	16.317878	13.211260	-19.04%	3,441
2010	13.706991	16.317878	19.05%	2,482
2009	8.486225	13.706991	61.52%	5,462
2008	13.675659	8.486225	-37.95%	5,557
2007	13.151940	13.675659	3.98%	6,034
2006	12.656952	13.151940	3.91%	6,111
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.378629	31.454740	10.84%	79,876
2014	21.944157	28.378629	29.32%	43,260
2013	14.793998	21.944157	48.33%	64,654
2012	11.459676	14.793998	29.10%	42,437
2011	10.533927	11.459676	8.79%	19,939
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.080757	12.783798	-2.27%	53,894
2014	12.339666	13.080757	6.01%	50,871
2013	12.594289	12.339666	-2.02%	55,595
2012	11.704079	12.594289	7.61%	58,620
2011	11.267019	11.704079	3.88%	57,754
2010	10.698980	11.267019	5.31%	77,008
2009	9.925335	10.698980	7.79%	95,368
2008	11.247361	9.925335	-11.75%	305,364
2007	10.847690	11.247361	3.68%	439,317
2006	10.628384	10.847690	2.06%	221,135
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	22.404901	21.820512	-2.61%	1,705
2014	22.095900	22.404901	1.40%	1,735
2013	24.572717	22.095900	-10.08%	1,766
2012	21.153665	24.572717	16.16%	2,188
2011	20.081616	21.153665	5.34%	2,229
2010	18.568174	20.081616	8.15%	3,150
2009	14.480709	18.568174	28.23%	5,865
2008	17.282785	14.480709	-16.21%	9,823
2007	16.484339	17.282785	4.84%	11,103
2006	15.095375	16.484339	9.20%	12,875
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.217476	-17.83%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.446390	5.539691	-34.41%	8,896
2014	10.594781	8.446390	-20.28%	16,327
2013	9.726121	10.594781	8.93%	18,658
2012*	10.000000	9.726121	-2.74%	35,101

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.319944	5.442068	-34.59%	2,848
2014	10.467627	8.319944	-20.52%	2,432
2013	9.630168	10.467627	8.70%	4,009
2012*	10.000000	9.630168	-3.70%	3,643
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.511879	22.503015	-4.29%	8,219
2014	24.314415	23.511879	-3.30%	8,992
2013	16.422745	24.314415	48.05%	16,899
2012	15.448940	16.422745	6.30%	15,280
2011	16.431080	15.448940	-5.98%	27,177
2010	13.151610	16.431080	24.94%	27,055
2009	8.742630	13.151610	50.43%	30,120

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.338516	24.315463	-0.09%	7,068
2014	22.608715	24.338516	7.65%	11,577
2013	17.053591	22.608715	32.57%	14,574
2012	14.767331	17.053591	15.48%	17,924
2011	14.133776	14.767331	4.48%	18,743
2010	12.720770	14.133776	11.11%	22,359
2009	10.730871	12.720770	18.54%	19,870
2008	18.370232	10.730871	-41.59%	21,917
2007	17.787012	18.370232	3.28%	24,774
2006	15.435528	17.787012	15.23%	27,428
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.705808	32.238653	-7.11%	910
2014	32.341074	34.705808	7.31%	856
2013	23.855345	32.341074	35.57%	1,638
2012	20.443677	23.855345	16.69%	4,030
2011	22.712719	20.443677	-9.99%	8,193
2010	18.215035	22.712719	24.69%	6,929
2009	12.962794	18.215035	40.52%	5,959
2008	20.482521	12.962794	-36.71%	7,645
2007	20.483276	20.482521	0.00%	0
2006	18.208430	20.483276	12.49%	784
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.620468	13.085020	-3.93%	27,624
2014	13.386176	13.620468	1.75%	31,407
2013	14.849176	13.386176	-9.85%	50,128
2012	14.038950	14.849176	5.77%	43,569
2011	12.754152	14.038950	10.07%	56,116
2010	12.317775	12.754152	3.54%	70,275
2009	11.346347	12.317775	8.56%	87,635
2008	11.705089	11.346347	-3.06%	75,006
2007	10.853838	11.705089	7.84%	41,835
2006	10.846500	10.853838	0.07%	22,401

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.451509	22.651912	-7.36%	2,549
2014	22.098744	24.451509	10.65%	2,600
2013	16.559344	22.098744	33.45%	2,850
2012	14.688516	16.559344	12.74%	3,222
2011	14.497545	14.688516	1.32%	3,454
2010	12.926479	14.497545	12.15%	3,821
2009	11.142832	12.926479	16.01%	4,240
2008	17.332005	11.142832	-35.71%	4,856
2007	17.674024	17.332005	-1.94%	5,276
2006	15.359858	17.674024	15.07%	5,487
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.252270	22.541708	-3.06%	23,218
2014	20.308520	23.252270	14.50%	18,170
2013	15.871948	20.308520	27.95%	4,891
2012	13.864384	15.871948	14.48%	5,030
2011	14.194745	13.864384	-2.33%	4,646
2010	12.112273	14.194745	17.19%	17,751
2009	9.473428	12.112273	27.86%	16,756
2008	12.740429	9.473428	-25.64%	16,928
2007	13.257079	12.740429	-3.90%	14,524
2006	11.194253	13.257079	18.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.162806	14.785838	-2.49%	52,607
2014	15.101908	15.162806	0.40%	54,505
2013	13.400106	15.101908	12.70%	60,200
2012	12.371587	13.400106	8.31%	64,331
2011	13.034055	12.371587	-5.08%	58,220
2010	12.055694	13.034055	8.12%	38,164
2009*	10.000000	12.055694	20.56%	22,745
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.782161	-2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.710932	11.711151	-7.87%	16,733
2014	12.218031	12.710932	4.03%	7,673
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.874804	10.442149	-3.98%	907
2014*	10.000000	10.874804	8.75%	907

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	34.260992	32.960905	-3.79%	16,868
2014	33.088129	34.260992	3.54%	17,969
2013	23.872229	33.088129	38.61%	24,283
2012	20.940231	23.872229	14.00%	26,215
2011	21.139501	20.940231	-0.94%	31,937
2010	17.056081	21.139501	23.94%	27,091
2009	13.849727	17.056081	23.15%	26,764
2008	20.352832	13.849727	-31.95%	28,105
2007	20.800722	20.352832	-2.15%	18,834
2006	18.456803	20.800722	12.70%	2,496
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.823836	24.663825	-0.64%	26,704
2014	22.281987	24.823836	11.41%	40,936
2013	17.175596	22.281987	29.73%	41,446
2012	15.100981	17.175596	13.74%	30,984
2011	15.086015	15.100981	0.10%	44,656
2010	13.371765	15.086015	12.82%	60,366
2009	10.770291	13.371765	24.15%	59,083
2008	17.445224	10.770291	-38.26%	46,975
2007	16.870274	17.445224	3.41%	43,374
2006	14.865926	16.870274	13.48%	33,711
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.405778	21.470768	-4.17%	7,935
2014	21.095858	22.405778	6.21%	9,081
2013	17.725526	21.095858	19.01%	11,794
2012	16.339629	17.725526	8.48%	26,806
2011	15.254750	16.339629	7.11%	16,013
2010	13.461645	15.254750	13.32%	8,258
2009	11.181181	13.461645	20.40%	7,631
2008	16.152511	11.181181	-30.78%	10,135
2007	15.348178	16.152511	5.24%	4,295
2006	13.408091	15.348178	14.47%	4,528
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.954307	19.159211	-3.98%	0
2014	19.993968	19.954307	-0.20%	0
2013	13.694790	19.993968	46.00%	1,196
2012	11.563432	13.694790	18.43%	1,260
2011	13.659578	11.563432	-15.35%	1,260
2010	10.600657	13.659578	28.86%	1,346
2009	8.557365	10.600657	23.88%	1,348
2008	13.961310	8.557365	-38.71%	58
2007	15.977355	13.961310	-12.62%	56
2006	15.668356	15.977355	1.97%	47
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.964097	9.717260	-2.48%	63,294
2014	10.058270	9.964097	-0.94%	71,311

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.267957	14.992886	-7.84%	191
2014	16.738429	16.267957	-2.81%	187
2013	14.634999	16.738429	14.37%	177
2012	13.504340	14.634999	8.37%	210
2011	14.508845	13.504340	-6.92%	510
2010	13.034189	14.508845	11.31%	2,457
2009	11.682862	13.034189	11.57%	2,240
2008	16.864129	11.682862	-30.72%	2,243
2007	15.616649	16.864129	7.99%	2,247
2006	13.692793	15.616649	14.05%	2,249
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.849633	13.581943	-1.93%	10,089
2014	13.583375	13.849633	1.96%	24,060
2013	13.687508	13.583375	-0.76%	31,210
2012	12.697043	13.687508	7.80%	31,296
2011	12.638312	12.697043	0.46%	33,954
2010	11.849368	12.638312	6.66%	57,892
2009	10.011815	11.849368	18.35%	49,990
2008	10.994700	10.011815	-8.94%	46,755
2007	10.617292	10.994700	3.55%	52,058
2006	10.371973	10.617292	2.37%	29,283
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.164901	14.858201	-2.02%	2,561
2014	14.773700	15.164901	2.65%	11,252
2013	13.250120	14.773700	11.50%	16,050
2012	12.055916	13.250120	9.91%	16,036
2011	12.291637	12.055916	-1.92%	10,775
2010	11.087677	12.291637	10.86%	13,672
2009	9.081131	11.087677	22.10%	2,902
2008	12.320382	9.081131	-26.29%	5,036
2007	11.537307	12.320382	6.79%	314
2006	10.688536	11.537307	7.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.723594	15.416643	-1.95%	16,032
2014	15.261712	15.723594	3.03%	16,246
2013	13.399134	15.261712	13.90%	17,609
2012	12.031099	13.399134	11.37%	15,915
2011	12.367484	12.031099	-2.72%	16,195
2010	10.982100	12.367484	12.61%	15,068
2009	8.673279	10.982100	26.62%	15,793
2008	13.103549	8.673279	-33.81%	20,819
2007	12.098298	13.103549	8.31%	10,022
2006	10.995042	12.098298	10.03%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.408113	16.076388	-2.02%	25,710
2014	15.903619	16.408113	3.17%	27,157
2013	13.298675	15.903619	19.59%	26,573
2012	11.722046	13.298675	13.45%	25,440
2011	12.246674	11.722046	-4.28%	23,986
2010	10.728285	12.246674	14.15%	22,377
2009	8.302910	10.728285	29.21%	18,539
2008	13.633841	8.302910	-39.10%	541
2007	12.461790	13.633841	9.41%	479
2006	11.203073	12.461790	11.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.098213	13.346796	-21.94%	10,652
2014	19.899161	17.098213	-14.08%	12,521
2013	16.272913	19.899161	22.28%	16,381
2012	15.774479	16.272913	3.16%	18,393
2011	16.892576	15.774479	-6.62%	27,777
2010	14.392471	16.892576	17.37%	45,581
2009	9.901301	14.392471	45.36%	53,173
2008	22.047199	9.901301	-55.09%	40,066
2007	15.369624	22.047199	43.45%	27,343
2006	13.379879	15.369624	14.87%	2,743
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	23.087678	21.777475	-5.67%	29,740
2014	21.607082	23.087678	6.85%	31,280
2013	17.160639	21.607082	25.91%	34,489
2012	14.884062	17.160639	15.30%	46,784
2011	15.011946	14.884062	-0.85%	53,902
2010	13.262061	15.011946	13.19%	62,714
2009	10.366212	13.262061	27.94%	54,832
2008	18.403288	10.366212	-43.67%	66,035
2007	18.450310	18.403288	-0.25%	39,535
2006	15.617957	18.450310	18.14%	34,712
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.837424	26.153997	5.30%	22,434
2014	22.714143	24.837424	9.35%	23,774
2013	16.955741	22.714143	33.96%	19,914
2012	15.047317	16.955741	12.68%	11,079
2011	15.280943	15.047317	-1.53%	17,486
2010	12.524797	15.280943	22.01%	10,726
2009	9.936715	12.524797	26.05%	10,231
2008	19.146049	9.936715	-48.10%	21,605
2007	15.347522	19.146049	24.75%	31,382
2006	14.619738	15.347522	4.98%	11,471

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	14.072984	13.744097	-2.34%	54,657
2014	13.527342	14.072984	4.03%	65,488
2013	14.023325	13.527342	-3.54%	59,092
2012	13.481898	14.023325	4.02%	73,334
2011	12.787043	13.481898	5.43%	90,876
2010	12.070664	12.787043	5.93%	138,189
2009	10.612749	12.070664	13.74%	225,579
2008	11.160695	10.612749	-4.91%	155,209
2007	10.886936	11.160695	2.51%	134,520
2006	10.613244	10.886936	2.58%	22,372
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.969835	35.822143	-3.10%	15,571
2014	35.397752	36.969835	4.44%	16,048
2013	26.449304	35.397752	33.83%	17,318
2012	23.439599	26.449304	12.84%	22,867
2011	26.692806	23.439599	-12.19%	24,985
2010	21.076944	26.692806	26.64%	36,904
2009	15.311304	21.076944	37.66%	53,251
2008	25.739378	15.311304	-40.51%	64,103
2007	22.658101	25.739378	13.60%	54,787
2006	20.464047	22.658101	10.72%	38,480
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	22.034401	22.419319	1.75%	22,239
2014	24.393917	22.034401	-9.67%	0
2013	19.025804	24.393917	28.21%	533
2012	16.046218	19.025804	18.57%	533
2011	19.707514	16.046218	-18.58%	1,082
2010	17.732455	19.707514	11.14%	1,116
2009	14.262765	17.732455	24.33%	1,154
2008	25.839336	14.262765	-44.80%	1,815
2007	22.412859	25.839336	15.29%	1,850
2006	19.319603	22.412859	16.01%	1,878
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	31.151190	29.704945	-4.64%	235
2014	29.691748	31.151190	4.92%	526
2013	23.154657	29.691748	28.23%	526
2012	18.500854	23.154657	25.15%	1,198
2011	20.648197	18.500854	-10.40%	1,663
2010	16.592308	20.648197	24.44%	1,409
2009	10.718880	16.592308	54.80%	827
2008	22.339573	10.718880	-52.02%	943
2007	21.511165	22.339573	3.85%	1,979
2006	18.824378	21.511165	14.27%	1,972

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.492611	11.540652	-7.62%	23,115
2014	12.331646	12.492611	1.31%	25,384
2013	10.114985	12.331646	21.91%	26,190
2012	8.904117	10.114985	13.60%	26,043
2011	9.181002	8.904117	-3.02%	24,708
2010	8.453884	9.181002	8.60%	23,105
2009	6.589253	8.453884	28.30%	22,196
2008*	10.000000	6.589253	-34.11%	19,123
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.083890	13.809495	-8.45%	72,144
2014	14.637928	15.083890	3.05%	77,106
2013	13.042512	14.637928	12.23%	97,304
2012	11.754372	13.042512	10.96%	101,277
2011	11.655097	11.754372	0.85%	96,487
2010	10.501643	11.655097	10.98%	119,426
2009	7.862729	10.501643	33.56%	113,976
2008	11.347958	7.862729	-30.71%	129,748
2007	11.104529	11.347958	2.19%	149,380
2006*	10.000000	11.104529	11.05%	1,212
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	25.215932	23.931599	-5.09%	2,631
2014	23.546012	25.215932	7.09%	2,709
2013	18.432121	23.546012	27.74%	3,666
2012	16.714159	18.432121	10.28%	9,040
2011	16.007845	16.714159	4.41%	10,728
2010	13.470559	16.007845	18.84%	13,335
2009	11.654333	13.470559	15.58%	24,630
2008	16.230465	11.654333	-28.19%	25,935
2007	16.934138	16.230465	-4.16%	28,561
2006	14.677976	16.934138	15.37%	31,758
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.463879	29.614719	-8.78%	9,611
2014	32.771185	32.463879	-0.94%	11,253
2013	24.420447	32.771185	34.20%	11,953
2012	20.942325	24.420447	16.61%	12,958
2011	22.091312	20.942325	-5.20%	15,463
2010	17.491065	22.091312	26.30%	23,292
2009	13.748819	17.491065	27.22%	35,770
2008	20.838949	13.748819	-34.02%	24,031
2007	21.673902	20.838949	-3.85%	12,624
2006	18.809032	21.673902	15.23%	8,807
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.334052	7.391644	-20.81%	9,906
2014*	10.000000	9.334052	-6.66%	10,672

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.826142	20.102833	-7.90%	12,913
2014	24.934233	21.826142	-12.47%	15,617
2013	20.585234	24.934233	21.13%	2,522
2012	17.676481	20.585234	16.46%	2,721
2011	20.080770	17.676481	-11.97%	3,161
2010	18.805431	20.080770	6.78%	4,900
2009	13.931292	18.805431	34.99%	4,544
2008	23.722483	13.931292	-41.27%	5,073
2007	20.861110	23.722483	13.72%	5,100
2006	17.438189	20.861110	19.63%	5,158
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.770332	9.209481	-5.74%	121,817
2014	9.740559	9.770332	0.31%	140,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.132255	14.581503	3.18%	1,625
2014	13.263987	14.132255	6.55%	1,932
2013	9.632563	13.263987	37.70%	4,662
2012*	10.000000	9.632563	-3.67%	5,763
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.883485	13.817684	-0.47%	1,578
2014	13.088199	13.883485	6.08%	2,679
2013	9.727018	13.088199	34.56%	2,734
2012*	10.000000	9.727018	-2.73%	2,811

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.647829	14.126617	-9.72%	35,110
2014	16.769076	15.647829	-6.69%	46,826
2013	13.605136	16.769076	23.26%	68,167
2012	11.590239	13.605136	17.38%	52,837
2011	12.680130	11.590239	-8.60%	74,397
2010	11.845474	12.680130	7.05%	79,508
2009*	10.000000	11.845474	18.45%	95,041
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.799816	10.866746	-7.91%	5,870
2014	11.755603	11.799816	0.38%	23,684
2013	10.800595	11.755603	8.84%	30,544
2012*	10.000000	10.800595	8.01%	1,862
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.673097	12.689521	-7.19%	9,752
2014	12.868630	13.673097	6.25%	9,586
2013	10.054450	12.868630	27.99%	3,154
2012*	10.000000	10.054450	0.54%	1,396
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.544536	23.286565	-1.10%	1,875
2014	22.083732	23.544536	6.61%	3,017
2013	18.714051	22.083732	18.01%	3,024
2012	16.758290	18.714051	11.67%	3,337
2011	16.785495	16.758290	-0.16%	2,483
2010	15.761251	16.785495	6.50%	1,016
2009	12.741602	15.761251	23.70%	2,170
2008	15.410684	12.741602	-17.32%	2,263
2007	14.187133	15.410684	8.62%	1,563
2006	13.044049	14.187133	8.76%	2,145
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.772826	-2.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.607804	32.645068	10.26%	11,621
2014	27.712084	29.607804	6.84%	10,018
2013	21.494993	27.712084	28.92%	10,182
2012	17.619325	21.494993	22.00%	15,652
2011	19.221411	17.619325	-8.33%	21,338
2010	18.326532	19.221411	4.88%	28,506
2009	12.742191	18.326532	43.83%	27,380
2008	23.229688	12.742191	-45.15%	24,435
2007	17.261496	23.229688	34.58%	9,183
2006	16.059602	17.261496	7.48%	1,641

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.287203	14.726675	3.08%	20,437
2014	13.264828	14.287203	7.71%	13,252
2013	9.946570	13.264828	33.36%	11,680
2012*	10.000000	9.946570	-0.53%	6,763
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	29.488521	26.488693	-10.17%	8,461
2014	34.059408	29.488521	-13.42%	8,707
2013	30.256865	34.059408	12.57%	17,049
2012	27.141314	30.256865	11.48%	16,802
2011	40.723440	27.141314	-33.35%	319
2010	33.069771	40.723440	23.14%	321
2009	18.748459	33.069771	76.39%	324
2008	39.845727	18.748459	-52.95%	324
2007	31.601309	39.845727	26.09%	439
2006	21.878975	31.601309	44.44%	439
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.233048	7.270472	-21.26%	5,869
2014	9.829484	9.233048	-6.07%	2,355
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.946089	12.478260	-3.61%	2,506
2014	14.208095	12.946089	-8.88%	3,088
2013	10.214213	14.208095	39.10%	1,120
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.786939	27.114479	-2.42%	17,691
2014	25.598429	27.786939	8.55%	20,994
2013	19.165838	25.598429	33.56%	23,686
2012	16.791481	19.165838	14.14%	26,407
2011	17.126545	16.791481	-1.96%	33,087
2010	15.633669	17.126545	9.55%	43,041
2009	12.961686	15.633669	20.61%	74,522
2008	19.565668	12.961686	-33.75%	48,611
2007	18.463204	19.565668	5.97%	25,228
2006	15.554069	18.463204	18.70%	7,924
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.853591	15.555483	4.73%	17,718
2014	14.910887	14.853591	-0.38%	24,537
2013	11.860324	14.910887	25.72%	21,273
2012	10.386610	11.860324	14.19%	12,069
2011	10.735263	10.386610	-3.25%	9,303
2010*	10.000000	10.735263	7.35%	185
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.724070	-2.76%	2,859

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.677082	15.249567	-8.56%	505
2014	17.287894	16.677082	-3.53%	505
2013	13.304255	17.287894	29.94%	557
2012	11.014999	13.304255	20.78%	78
2011	11.285203	11.014999	-2.39%	1,435
2010*	10.000000	11.285203	12.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.296873	20.986864	-5.88%	23,736
2014	20.041485	22.296873	11.25%	30,375
2013	15.452427	20.041485	29.70%	31,509
2012	13.708059	15.452427	12.73%	36,599
2011	13.849007	13.708059	-1.02%	43,656
2010	12.425615	13.849007	11.46%	76,334
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.425632	14.349082	-0.53%	94,392
2014	13.949176	14.425632	3.42%	98,949
2013	11.486841	13.949176	21.44%	121,401
2012	10.078216	11.486841	13.98%	133,010
2011	10.137186	10.078216	-0.58%	138,209
2010	9.187384	10.137186	10.34%	137,679
2009	7.557697	9.187384	21.56%	143,430
2008	10.926297	7.557697	-30.83%	143,311
2007	10.451726	10.926297	4.54%	137,767
2006*	10.000000	10.451726	4.52%	5,208
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.576733	11.376737	-1.73%	70,011
2014	11.195652	11.576733	3.40%	82,650
2013	11.666419	11.195652	-4.04%	94,758
2012	11.284076	11.666419	3.39%	117,769
2011	10.835256	11.284076	4.14%	117,745
2010	10.378523	10.835256	4.40%	182,224
2009	9.395078	10.378523	10.47%	199,656
2008	10.582931	9.395078	-11.22%	166,994
2007	10.433824	10.582931	1.43%	66,709
2006*	10.000000	10.433824	4.34%	442
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.257817	16.012287	4.94%	28,783
2014	15.210958	15.257817	0.31%	29,774
2013	12.004302	15.210958	26.71%	33,262
2012	9.982671	12.004302	20.25%	32,128
2011	11.174715	9.982671	-10.67%	34,953
2010	10.192912	11.174715	9.63%	44,510
2009	7.307804	10.192912	39.48%	50,079
2008	12.090799	7.307804	-39.56%	62,835
2007	10.734006	12.090799	12.64%	25,040
2006*	10.000000	10.734006	7.34%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.590661	15.295493	4.83%	61,816
2014	13.707124	14.590661	6.45%	65,895
2013	10.736608	13.707124	27.67%	90,314
2012	9.284769	10.736608	15.64%	105,857
2011	9.889514	9.284769	-6.12%	120,441
2010	8.494561	9.889514	16.42%	96,253
2009	6.213995	8.494561	36.70%	133,988
2008	11.308815	6.213995	-45.05%	103,393
2007	10.261053	11.308815	10.21%	30,786
2006*	10.000000	10.261053	2.61%	10,656
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.274140	13.217109	-0.43%	26,957
2014	12.225884	13.274140	8.57%	28,819
2013	9.334537	12.225884	30.97%	40,669
2012	8.095662	9.334537	15.30%	56,063
2011	8.406630	8.095662	-3.70%	56,168
2010	7.690526	8.406630	9.31%	59,242
2009	5.974146	7.690526	28.73%	57,192
2008	9.792857	5.974146	-38.99%	97,415
2007*	10.000000	9.792857	-2.07%	17,172
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.182268	19.361187	-4.07%	34,906
2014	19.980044	20.182268	1.01%	18,120
2013	18.944494	19.980044	5.47%	1,638
2012	16.789652	18.944494	12.83%	1,638
2011	16.417942	16.789652	2.26%	3,221
2010	14.730201	16.417942	11.46%	4,094
2009	10.242829	14.730201	43.81%	4,094
2008	14.440825	10.242829	-29.07%	4,244
2007	14.216296	14.440825	1.58%	6,575
2006	13.048580	14.216296	8.95%	6,616
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.949517	22.974020	-7.92%	2,088
2014	23.253744	24.949517	7.29%	2,649
2013	17.448408	23.253744	33.27%	2,537
2012	14.990766	17.448408	16.39%	3,483
2011	15.616731	14.990766	-4.01%	4,030
2010	13.733204	15.616731	13.72%	10,472
2009	10.869643	13.733204	26.34%	9,073
2008	17.577757	10.869643	-38.16%	11,163
2007	18.324603	17.577757	-4.08%	45,124
2006	16.098052	18.324603	13.83%	3,922
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.503799	10.973279	-4.61%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.169585	10.808234	-3.24%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.984574	12.637235	-2.68%	1,124
2014	12.370862	12.984574	4.96%	1,875
2013	8.750033	12.370862	41.38%	2,084
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	2,611
2010	7.687700	8.737524	13.66%	3,578
2009	5.102388	7.687700	50.67%	30,516
2008*	10.000000	5.102388	-48.98%	2,611
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.943004	14.657267	-1.91%	13,422
2014	13.727804	14.943004	8.85%	15,273
2013	10.058850	13.727804	36.47%	15,214
2012	9.168679	10.058850	9.71%	18,266
2011	9.622260	9.168679	-4.71%	20,283
2010	7.905921	9.622260	21.71%	28,453
2009	6.114345	7.905921	29.30%	86,812
2008*	10.000000	6.114345	-38.86%	116,523
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.669896	12.260961	-3.23%	7,394
2014	12.309310	12.669896	2.93%	7,242
2013	9.651801	12.309310	27.53%	7,251
2012	8.436374	9.651801	14.41%	5,013
2011	9.148112	8.436374	-7.78%	5,024
2010	8.079041	9.148112	13.23%	5,027
2009	6.348539	8.079041	27.26%	1,049
2008*	10.000000	6.348539	-36.51%	11,558
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.520180	12.201732	-2.54%	44,205
2014	12.187106	12.520180	2.73%	55,245
2013	10.790994	12.187106	12.94%	45,188
2012	9.864594	10.790994	9.39%	98,247
2011	10.151038	9.864594	-2.82%	106,787
2010	9.334244	10.151038	8.75%	164,187
2009	7.908776	9.334244	18.02%	71,727
2008*	10.000000	7.908776	-20.91%	22,681
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.759356	12.400975	-2.81%	3,990
2014	12.372459	12.759356	3.13%	9,747
2013	10.359815	12.372459	19.43%	10,929
2012	9.255266	10.359815	11.93%	12,555
2011	9.731444	9.255266	-4.89%	29,495
2010	8.790510	9.731444	10.70%	49,189
2009	7.187575	8.790510	22.30%	68,874
2008*	10.000000	7.187575	-28.12%	64,651

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.803545	11.541168	-2.22%	20,988
2014	11.596375	11.803545	1.79%	20,908
2013	11.219522	11.596375	3.36%	10,756
2012	10.596201	11.219522	5.88%	16,668
2011	10.607527	10.596201	-0.11%	40,020
2010	10.083319	10.607527	5.20%	11,452
2009	9.057536	10.083319	11.33%	7,757
2008*	10.000000	9.057536	-9.42%	2,931
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.652825	12.330186	-2.55%	242,540
2014	12.284112	12.652825	3.00%	268,732
2013	10.586292	12.284112	16.04%	261,558
2012	9.564729	10.586292	10.68%	265,775
2011	9.941983	9.564729	-3.79%	293,315
2010	9.062813	9.941983	9.70%	304,798
2009	7.544912	9.062813	20.12%	143,953
2008*	10.000000	7.544912	-24.55%	78,351
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.690284	12.311451	-2.99%	90,031
2014	12.321460	12.690284	2.99%	91,240
2013	10.065473	12.321460	22.41%	94,555
2012	8.918301	10.065473	12.86%	64,540
2011	9.497527	8.918301	-6.10%	78,462
2010	8.509389	9.497527	11.61%	70,937
2009	6.824993	8.509389	24.68%	3,830
2008*	10.000000	6.824993	-31.75%	12,398
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.341521	12.026908	-2.55%	7,598
2014	12.038041	12.341521	2.52%	8,666
2013	10.986603	12.038041	9.57%	10,136
2012	10.136240	10.986603	8.39%	11,672
2011	10.318164	10.136240	-1.76%	40,380
2010	9.607347	10.318164	7.40%	62,351
2009	8.288260	9.607347	15.92%	75,733
2008*	10.000000	8.288260	-17.12%	77,054

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.170461	11.882352	-2.37%	10,359
2014	11.803521	12.170461	3.11%	11,404
2013	12.243899	11.803521	-3.60%	10,445
2012	11.565384	12.243899	5.87%	19,624
2011	11.051586	11.565384	4.65%	22,025
2010	10.507651	11.051586	5.18%	32,753
2009	9.823684	10.507651	6.96%	56,806
2008*	10.000000	9.823684	-1.76%	9,646
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.188452	12.923440	-2.01%	1,535
2014	12.766100	13.188452	3.31%	1,654
2013	13.231603	12.766100	-3.52%	38,988
2012	12.540931	13.231603	5.51%	45,272
2011	12.005371	12.540931	4.46%	63,467
2010	11.273445	12.005371	6.49%	6,530
2009	9.829489	11.273445	14.69%	3,550
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.407499	25.089180	-17.49%	6,082
2014	32.747134	30.407499	-7.14%	6,615
2013	33.103845	32.747134	-1.08%	0
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	256
2010	33.001367	37.679386	14.18%	256
2009	20.543325	33.001367	60.64%	0
2008	49.576391	20.543325	-58.56%	0
2007	34.668051	49.576391	43.00%	433
2006	25.818435	34.668051	34.28%	441
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.937757	12.729829	-1.61%	23,402
2014	12.560856	12.937757	3.00%	24,633
2013	13.291183	12.560856	-5.49%	32,725
2012	13.093826	13.291183	1.51%	45,781
2011	12.393502	13.093826	5.65%	58,778
2010	12.008019	12.393502	3.21%	132,818
2009	11.871712	12.008019	1.15%	160,052
2008	11.188756	11.871712	6.10%	303,053
2007	10.601174	11.188756	5.54%	135,056
2006	10.414200	10.601174	1.80%	23,503

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.817441	8.405428	-4.67%	22,513
2014	9.016627	8.817441	-2.21%	5,381
2013	7.786405	9.016627	15.80%	4,092
2012	6.860618	7.786405	13.49%	14,645
2011	7.738784	6.860618	-11.35%	27,279
2010	6.952510	7.738784	11.31%	38,240
2009	5.452556	6.952510	27.51%	34,592
2008*	10.000000	5.452556	-45.47%	8,228
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.670779	9.393399	-2.87%	7,083
2014	10.465650	9.670779	-7.60%	16,160
2013	8.780151	10.465650	19.20%	10,979
2012	7.540827	8.780151	16.43%	10,460
2011	8.784189	7.540827	-14.15%	13,872
2010	8.303543	8.784189	5.79%	13,802
2009	6.554722	8.303543	26.68%	14,085
2008	11.693487	6.554722	-43.95%	12,283
2007	10.853520	11.693487	7.74%	25,346
2006*	10.000000	10.853520	8.54%	491
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	24.287676	23.684562	-2.48%	5,389
2014	23.486640	24.287676	3.41%	4,940
2013	18.738447	23.486640	25.34%	4,955
2012	16.414092	18.738447	14.16%	3,743
2011	17.345471	16.414092	-5.37%	3,837
2010	15.362132	17.345471	12.91%	6,554
2009	12.260523	15.362132	25.30%	19,293
2008	19.708994	12.260523	-37.79%	17,141
2007	18.885516	19.708994	4.36%	17,146
2006	16.405054	18.885516	15.12%	19,057
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.359866	15.103185	-1.67%	1,582
2014	14.910100	15.359866	3.02%	1,293
2013	13.345609	14.910100	11.72%	902
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	7,666
2011	13.332645	13.010184	-2.42%	7,666
2010	12.082047	13.332645	10.35%	8,478
2009*	10.000000	12.082047	20.82%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.089226	13.914635	-1.24%	15,586
2014	13.768156	14.089226	2.33%	15,404
2013	13.333587	13.768156	3.26%	23,444
2012	12.870975	13.333587	3.59%	23,559
2011	12.694481	12.870975	1.39%	36,687
2010	12.170590	12.694481	4.30%	30,953
2009	11.326919	12.170590	7.45%	36,659
2008	12.236402	11.326919	-7.43%	41,460
2007	11.789358	12.236402	3.79%	17,751
2006	11.273492	11.789358	4.58%	4,572
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.389892	19.035115	-1.83%	53,233
2014	18.715490	19.389892	3.60%	64,061
2013	16.291577	18.715490	14.88%	78,973
2012	14.926410	16.291577	9.15%	159,285
2011	15.159363	14.926410	-1.54%	184,641
2010	13.875751	15.159363	9.25%	209,155
2009	11.824394	13.875751	17.35%	211,703
2008	15.630125	11.824394	-24.35%	235,092
2007	15.019422	15.630125	4.07%	154,257
2006	13.692941	15.019422	9.69%	47,174
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	22.238462	21.744996	-2.22%	48,914
2014	21.510824	22.238462	3.38%	77,048
2013	17.845023	21.510824	20.54%	78,407
2012	15.925956	17.845023	12.05%	83,473
2011	16.519284	15.925956	-3.59%	83,176
2010	14.863119	16.519284	11.14%	77,832
2009	12.130524	14.863119	22.53%	82,299
2008	17.950280	12.130524	-32.42%	77,935
2007	17.169154	17.950280	4.55%	77,359
2006	15.217195	17.169154	12.83%	86,533

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.814401	16.557122	-1.53%	108,029
2014	16.298023	16.814401	3.17%	95,585
2013	14.974615	16.298023	8.84%	92,314
2012	14.071828	14.974615	6.42%	125,017
2011	13.996960	14.071828	0.53%	128,146
2010	13.094807	13.996960	6.89%	142,895
2009	11.604444	13.094807	12.84%	166,136
2008	13.867459	11.604444	-16.32%	123,161
2007	13.300458	13.867459	4.26%	73,885
2006	12.453507	13.300458	6.80%	27,088
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.187207	22.908312	3.25%	54,826
2014	20.748524	22.187207	6.93%	62,571
2013	15.456042	20.748524	34.24%	73,776
2012	13.250874	15.456042	16.64%	90,989
2011	13.796473	13.250874	-3.95%	103,006
2010	12.907173	13.796473	6.89%	190,014
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	34.004748	32.645829	-4.00%	11,048
2014	31.550414	34.004748	7.78%	13,549
2013	24.074509	31.550414	31.05%	10,541
2012	20.806439	24.074509	15.71%	18,089
2011	21.674104	20.806439	-4.00%	20,072
2010	17.435491	21.674104	24.31%	24,911
2009	12.943537	17.435491	34.70%	24,804
2008	20.682540	12.943537	-37.42%	13,151
2007	19.523333	20.682540	5.94%	9,119
2006	18.036183	19.523333	8.25%	11,683
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.720901	9.575089	-1.50%	145,137
2014	9.868932	9.720901	-1.50%	333,722
2013	10.019216	9.868932	-1.50%	143,631
2012	10.172213	10.019216	-1.50%	211,257
2011	10.326678	10.172213	-1.50%	295,748
2010	10.483924	10.326678	-1.50%	531,933
2009	10.639112	10.483924	-1.46%	952,722
2008	10.583772	10.639112	0.52%	1,221,081
2007	10.254373	10.583772	3.21%	879,769
2006	9.958934	10.254373	2.97%	19,008

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.290661	14.625971	-4.35%	31,556
2014	14.943173	15.290661	2.33%	33,909
2013	15.343265	14.943173	-2.61%	31,449
2012	13.877508	15.343265	10.56%	45,299
2011	13.347795	13.877508	3.97%	31,622
2010	12.253659	13.347795	8.93%	33,968
2009	10.001778	12.253659	22.51%	24,229
2008	12.276967	10.001778	-18.53%	10,431
2007	11.913924	12.276967	3.05%	11,191
2006	11.536687	11.913924	3.27%	7,652
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.695524	10.466118	-2.14%	9,420
2014	11.007230	10.695524	-2.83%	9,382
2013	9.229482	11.007230	19.26%	7,697
2012	8.111439	9.229482	13.78%	12,364
2011	9.111599	8.111439	-10.98%	16,636
2010	8.128145	9.111599	12.10%	25,954
2009	6.062787	8.128145	34.07%	68,579
2008*	10.000000	6.062787	-39.37%	76,010
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.430519	14.386537	-6.77%	8,559
2014	17.343951	15.430519	-11.03%	8,283
2013	14.546079	17.343951	19.23%	1,542
2012	12.617124	14.546079	15.29%	1,589
2011	15.324262	12.617124	-17.67%	1,589
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
2008	21.846587	11.516747	-47.28%	0
2007	21.596200	21.846587	1.16%	404
2006	17.911539	21.596200	20.57%	785
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.278705	14.504696	1.58%	29,858
2014	13.160554	14.278705	8.50%	27,601
2013	9.940116	13.160554	32.40%	44,097
2012	8.689350	9.940116	14.39%	37,190
2011	9.116094	8.689350	-4.68%	52,919
2010	8.022668	9.116094	13.63%	43,232
2009	6.296627	8.022668	27.41%	35,084
2008*	10.000000	6.296627	-37.03%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.554112	12.891985	-4.89%	12,228
2014	12.481965	13.554112	8.59%	15,616
2013	9.384732	12.481965	33.00%	22,351
2012	8.102602	9.384732	15.82%	18,439
2011	8.759418	8.102602	-7.50%	21,849
2010	7.887411	8.759418	11.06%	16,998
2009	6.284757	7.887411	25.50%	15,362
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.305996	14.042679	-1.84%	14,505
2014	14.002987	14.305996	2.16%	24,238
2013	10.256516	14.002987	36.53%	31,533
2012	9.082922	10.256516	12.92%	19,924
2011	9.650508	9.082922	-5.88%	34,629
2010	7.746878	9.650508	24.57%	36,885
2009	6.207089	7.746878	24.81%	62,605
2008*	10.000000	6.207089	-37.93%	33,574
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.207586	16.460353	-4.34%	5,823
2014	14.928741	17.207586	15.26%	6,032
2013	11.170595	14.928741	33.64%	7,546
2012	9.747754	11.170595	14.60%	8,371
2011	10.131081	9.747754	-3.78%	10,013
2010	8.597378	10.131081	17.84%	12,950
2009	6.689909	8.597378	28.51%	34,105
2008*	10.000000	6.689909	-33.10%	56,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.552272	22.331628	-0.98%	4,243
2014	22.328965	22.552272	1.00%	4,555
2013	15.747665	22.328965	41.79%	5,902
2012	14.137076	15.747665	11.39%	5,708
2011	14.476589	14.137076	-2.35%	6,691
2010	11.747672	14.476589	23.23%	16,306
2009	9.377241	11.747672	25.28%	21,256
2008	17.807128	9.377241	-47.34%	12,777
2007	16.511159	17.807128	7.85%	9,201
2006	16.276050	16.511159	1.44%	2,591

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.920408	31.310190	-7.70%	7,715
2014	32.254860	33.920408	5.16%	10,566
2013	23.385855	32.254860	37.92%	10,153
2012	19.735508	23.385855	18.50%	6,811
2011	21.191064	19.735508	-6.87%	14,848
2010	17.010167	21.191064	24.58%	22,786
2009	13.720947	17.010167	23.97%	10,672
2008	20.576528	13.720947	-33.32%	6,680
2007	22.519622	20.576528	-8.63%	6,386
2006	19.523677	22.519622	15.35%	8,504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.896743	28.890179	-3.37%	9,796
2014	30.184230	29.896743	-0.95%	15,952
2013	21.802509	30.184230	38.44%	16,747
2012	19.210199	21.802509	13.49%	25,839
2011	20.703615	19.210199	-7.21%	21,144
2010	16.817669	20.703615	23.11%	26,065
2009	12.700907	16.817669	32.41%	29,248
2008	20.917473	12.700907	-39.28%	42,860
2007	20.842898	20.917473	0.36%	26,018
2006	18.934269	20.842898	10.08%	18,217
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	22.143658	21.955863	-0.85%	53,813
2014	20.105154	22.143658	10.14%	41,042
2013	15.606084	20.105154	28.83%	19,894
2012	13.917143	15.606084	12.14%	21,281
2011	14.075410	13.917143	-1.12%	24,175
2010	12.620735	14.075410	11.53%	30,136
2009	10.204910	12.620735	23.67%	58,515
2008	17.744200	10.204910	-42.49%	86,993
2007	16.697857	17.744200	6.27%	81,030
2006	14.948217	16.697857	11.70%	21,368
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.982783	12.993423	-7.08%	34,195
2014	11.038053	13.982783	26.68%	45,597
2013	10.911512	11.038053	1.16%	48,213
2012	9.584620	10.911512	13.84%	49,380
2011	9.167515	9.584620	4.55%	51,174
2010	7.169085	9.167515	27.88%	95,807
2009	5.576620	7.169085	28.56%	96,805
2008*	10.000000	5.576620	-44.23%	19,550
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.012667	12.938332	-0.57%	60,862
2014	11.683009	13.012667	11.38%	36,077
2013*	10.000000	11.683009	16.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.404610	10.213574	-1.84%	10,190
2014	10.511125	10.404610	-1.01%	10,766
2013	10.659964	10.511125	-1.40%	22,285
2012	10.454338	10.659964	1.97%	21,676
2011	10.477107	10.454338	-0.22%	36,494
2010	10.385334	10.477107	0.88%	51,743
2009	9.843634	10.385334	5.50%	77,522
2008*	10.000000	9.843634	-1.56%	4,386
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.696173	13.910722	-5.34%	4,955
2014	16.243345	14.696173	-9.52%	5,404
2013	13.731408	16.243345	18.29%	6,923
2012	11.659822	13.731408	17.77%	7,691
2011	13.516785	11.659822	-13.74%	9,354
2010	12.903630	13.516785	4.75%	13,490
2009*	10.000000	12.903630	29.04%	41,675
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.875327	29.719936	-0.52%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.433394	10.295782	-1.32%	16,756
2014	10.528057	10.433394	-0.90%	24,459
2013	10.622869	10.528057	-0.89%	32,931
2012	10.310247	10.622869	3.03%	33,085
2011	10.436686	10.310247	-1.21%	37,638
2010	10.063733	10.436686	3.71%	51,337
2009	9.015480	10.063733	11.63%	77,431
2008	10.572577	9.015480	-14.73%	128,746
2007	10.245588	10.572577	3.19%	128,253
2006	9.981752	10.245588	2.64%	22,800
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.545161	24.064892	-1.96%	668
2014	22.575200	24.545161	8.73%	715
2013	16.655724	22.575200	35.54%	785
2012	15.237005	16.655724	9.31%	1,043
2011	15.960221	15.237005	-4.53%	1,341
2010	13.188779	15.960221	21.01%	1,882
2009	10.187919	13.188779	29.46%	3,306
2008	17.080312	10.187919	-40.35%	4,978
2007	16.114937	17.080312	5.99%	76,230
2006	14.388098	16.114937	12.00%	3,622

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.854846	30.486943	2.12%	30,696
2014	29.698897	29.854846	0.53%	35,103
2013	23.742603	29.698897	25.09%	5,397
2012	19.929575	23.742603	19.13%	9,329
2011	22.118606	19.929575	-9.90%	10,418
2010	19.407591	22.118606	13.97%	12,087
2009	14.138865	19.407591	37.26%	11,447
2008	24.056933	14.138865	-41.23%	12,618
2007	23.025091	24.056933	4.48%	15,839
2006	19.916503	23.025091	15.61%	16,390
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.054176	9.656579	-3.95%	9,452
2014	9.959163	10.054176	0.95%	7,961
2013	10.148062	9.959163	-1.86%	8,478
2012*	10.000000	10.148062	1.48%	3,102
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.021770	9.162447	1.56%	6,091
2014*	10.000000	9.021770	-9.78%	2,933
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.509733	23.876535	1.56%	14,186
2014	21.619216	23.509733	8.74%	19,575
2013	16.698524	21.619216	29.47%	16,236
2012	14.538622	16.698524	14.86%	20,738
2011	14.806138	14.538622	-1.81%	23,665
2010	12.977665	14.806138	14.09%	40,837
2009	10.293674	12.977665	26.07%	62,322
2008	17.027853	10.293674	-39.55%	84,283
2007	16.599446	17.027853	2.58%	80,451
2006	14.684344	16.599446	13.04%	11,122
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	35.635188	32.961659	-7.50%	3,809
2014	32.401575	35.635188	9.98%	2,299
2013	23.392100	32.401575	38.52%	5,449
2012	20.182810	23.392100	15.90%	7,179
2011	20.989731	20.182810	-3.84%	7,490
2010	17.316587	20.989731	21.21%	15,836
2009	12.843339	17.316587	34.83%	18,604
2008	21.032409	12.843339	-38.94%	33,755
2007	21.655942	21.032409	-2.88%	28,580
2006	19.174248	21.655942	12.94%	6,694
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.352353	9.260137	-10.55%	5,498
2014	10.462421	10.352353	-1.05%	9,503
2013	10.610149	10.462421	-1.39%	16,189
2012*	10.000000	10.610149	6.10%	10,816

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.132165	8.782427	-3.83%	1,867
2014	9.142817	9.132165	-0.12%	2,035
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.770993	10.762483	-8.57%	2,538
2014	11.914392	11.770993	-1.20%	7,747
2013	12.945992	11.914392	-7.97%	6,629
2012	12.490136	12.945992	3.65%	8,256
2011	11.695500	12.490136	6.79%	19,114
2010	10.856139	11.695500	7.73%	5,480
2009*	10.000000	10.856139	8.56%	5,271
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.450958	11.302749	-1.29%	41,118
2014	11.538994	11.450958	-0.76%	41,960
2013	11.741977	11.538994	-1.73%	48,708
2012	11.273050	11.741977	4.16%	113,997
2011	11.330057	11.273050	-0.50%	64,568
2010	10.935503	11.330057	3.61%	38,871
2009*	10.000000	10.935503	9.36%	30,837
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.666500	10.541767	-1.17%	34,635
2014	10.395694	10.666500	2.60%	27,165
2013	10.775226	10.395694	-3.52%	31,134
2012	9.990587	10.775226	7.85%	45,049
2011*	10.000000	9.990587	-0.09%	6,672
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.606876	18.769797	-8.91%	0
2014	18.892927	20.606876	9.07%	0
2013	14.136849	18.892927	33.64%	0
2012	12.047130	14.136849	17.35%	0
2011	12.825504	12.047130	-6.07%	0
2010	11.383923	12.825504	12.66%	0
2009	8.903096	11.383923	27.86%	721
2008	14.744659	8.903096	-39.62%	721
2007	15.932624	14.744659	-7.46%	778
2006	13.954292	15.932624	14.18%	778
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.990942	17.745902	-1.36%	0
2014	19.592904	17.990942	-8.18%	0
2013	15.531362	19.592904	26.15%	0
2012	12.933806	15.531362	20.08%	0
2011	15.807365	12.933806	-18.18%	0
2010	14.585568	15.807365	8.38%	0
2009	11.880985	14.585568	22.76%	0
2008	21.521013	11.880985	-44.79%	0
2007	20.163472	21.521013	6.73%	0
2006	16.027022	20.163472	25.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.642764	20.939678	-7.52%	168
2014	20.950920	22.642764	8.08%	168
2013	14.798903	20.950920	41.57%	168
2012	13.153314	14.798903	12.51%	169
2011	16.254532	13.153314	-19.08%	1,195
2010	13.660698	16.254532	18.99%	1,196
2009	8.461847	13.660698	61.44%	659
2008	13.643309	8.461847	-37.98%	660
2007	13.127530	13.643309	3.93%	698
2006	12.639856	13.127530	3.86%	1,077
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.311582	31.364509	10.78%	16,888
2014	21.903420	28.311582	29.26%	11,441
2013	14.774016	21.903420	48.26%	5,407
2012	11.450026	14.774016	29.03%	5,641
2011	10.530386	11.450026	8.73%	1,024
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	13.003569	12.701917	-2.32%	5,718
2014	12.273072	13.003569	5.95%	5,553
2013	12.532676	12.273072	-2.07%	6,516
2012	11.652746	12.532676	7.55%	7,000
2011	11.223266	11.652746	3.83%	9,999
2010	10.662845	11.223266	5.26%	10,024
2009	9.896836	10.662845	7.74%	15,465
2008	11.220751	9.896836	-11.80%	107,484
2007	10.827538	11.220751	3.63%	95,418
2006	10.614013	10.827538	2.01%	6,335
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	22.268862	21.677004	-2.66%	39
2014	21.972889	22.268862	1.35%	8,417
2013	24.448335	21.972889	-10.13%	9,381
2012	21.057297	24.448335	16.10%	10,064
2011	20.000240	21.057297	5.29%	10,064
2010	18.502313	20.000240	8.10%	10,065
2009	14.436666	18.502313	28.16%	10,065
2008	17.238977	14.436666	-16.26%	10,153
2007	16.450955	17.238977	4.79%	10,153
2006	15.072436	16.450955	9.15%	10,154
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.214694	-17.85%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.434949	5.529372	-34.45%	1,236
2014	10.585808	8.434949	-20.32%	6,266
2013	9.722815	10.585808	8.88%	6,272
2012*	10.000000	9.722815	-2.77%	6,506

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.308666	5.431921	-34.62%	6,748
2014	10.458766	8.308666	-20.56%	8,088
2013	9.626904	10.458766	8.64%	11,636
2012*	10.000000	9.626904	-3.73%	9,736
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.391272	22.376223	-4.34%	707
2014	24.201975	23.391272	-3.35%	717
2013	16.355079	24.201975	47.98%	1,209
2012	15.393121	16.355079	6.25%	861
2011	16.380022	15.393121	-6.03%	1,041
2010	13.117389	16.380022	24.87%	2,034
2009	8.724323	13.117389	50.35%	3,206

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.192123	24.156939	-0.15%	6,055
2014	22.484138	24.192123	7.60%	6,179
2013	16.968235	22.484138	32.51%	6,353
2012	14.700898	16.968235	15.42%	6,552
2011	14.077320	14.700898	4.43%	7,329
2010	12.676384	14.077320	11.05%	17,554
2009	10.698858	12.676384	18.48%	51,696
2008	18.324774	10.698858	-41.62%	64,662
2007	17.752066	18.324774	3.23%	74,079
2006	15.412996	17.752066	15.18%	78,275
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.497207	32.028618	-7.16%	6,652
2014	32.163015	34.497207	7.26%	6,978
2013	23.736041	32.163015	35.50%	11,053
2012	20.351798	23.736041	16.63%	14,200
2011	22.622118	20.351798	-10.04%	21,964
2010	18.151577	22.622118	24.63%	31,484
2009	12.924190	18.151577	40.45%	35,322
2008	20.431924	12.924190	-36.75%	35,892
2007	20.443104	20.431924	-0.05%	15,452
2006	18.181920	20.443104	12.44%	16,448
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.537743	12.998943	-3.98%	106,687
2014	13.311629	13.537743	1.70%	133,046
2013	14.773974	13.311629	-9.90%	162,760
2012	13.974967	14.773974	5.72%	196,639
2011	12.702456	13.974967	10.02%	257,773
2010	12.274076	12.702456	3.49%	329,402
2009	11.311836	12.274076	8.51%	320,415
2008	11.675414	11.311836	-3.11%	309,135
2007	10.831848	11.675414	7.79%	219,569
2006	10.830006	10.831848	0.02%	297,758

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.304548	22.504337	-7.41%	6,105
2014	21.977073	24.304548	10.59%	7,959
2013	16.476523	21.977073	33.38%	6,829
2012	14.622493	16.476523	12.68%	11,823
2011	14.439706	14.622493	1.27%	13,031
2010	12.881446	14.439706	12.10%	22,119
2009	11.109645	12.881446	15.95%	39,937
2008	17.289181	11.109645	-35.74%	41,880
2007	17.639354	17.289181	-1.99%	48,271
2006	15.337483	17.639354	15.01%	51,534
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.138464	22.419980	-3.11%	16,958
2014	20.219387	23.138464	14.44%	40,991
2013	15.810296	20.219387	27.89%	19,202
2012	13.817561	15.810296	14.42%	27,690
2011	14.153980	13.817561	-2.38%	60,212
2010	12.083621	14.153980	17.13%	89,528
2009	9.455818	12.083621	27.79%	60,716
2008	12.723210	9.455818	-25.68%	118,058
2007	13.245918	12.723210	-3.95%	70,257
2006	11.190493	13.245918	18.37%	51,893
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.119219	14.735844	-2.54%	20,418
2014	15.066151	15.119219	0.35%	22,241
2013	13.375164	15.066151	12.64%	23,240
2012	12.354851	13.375164	8.26%	49,501
2011	13.023023	12.354851	-5.13%	75,638
2010	12.051594	13.023023	8.06%	58,038
2009*	10.000000	12.051594	20.52%	23,681
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.778841	-2.21%	123
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	3,261
2013*	10.000000	12.213897	22.14%	1,150
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	3,835

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	34.055038	32.746128	-3.84%	13,885
2014	32.905931	34.055038	3.49%	25,326
2013	23.752825	32.905931	38.53%	43,772
2012	20.846103	23.752825	13.94%	48,527
2011	21.055151	20.846103	-0.99%	67,346
2010	16.996631	21.055151	23.88%	94,159
2009	13.808480	16.996631	23.09%	89,702
2008	20.302551	13.808480	-31.99%	90,873
2007	20.759940	20.302551	-2.20%	96,608
2006	18.429940	20.759940	12.64%	93,781
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.674634	24.503137	-0.70%	43,365
2014	22.159301	24.674634	11.35%	121,757
2013	17.089697	22.159301	29.66%	79,407
2012	15.033087	17.089697	13.68%	75,499
2011	15.025800	15.033087	0.05%	151,688
2010	13.325154	15.025800	12.76%	173,757
2009	10.738206	13.325154	24.09%	225,700
2008	17.402119	10.738206	-38.29%	231,937
2007	16.837179	17.402119	3.36%	306,066
2006	14.844276	16.837179	13.43%	339,140
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.271050	21.330827	-4.22%	11,824
2014	20.979660	22.271050	6.16%	14,383
2013	17.636844	20.979660	18.95%	28,668
2012	16.266161	17.636844	8.43%	38,754
2011	15.193860	16.266161	7.06%	99,130
2010	13.414718	15.193860	13.26%	53,012
2009	11.147858	13.414718	20.33%	63,721
2008	16.112569	11.147858	-30.81%	87,410
2007	15.318047	16.112569	5.19%	90,304
2006	13.388549	15.318047	14.41%	114,076
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.834285	19.034306	-4.03%	765
2014	19.883805	19.834285	-0.25%	765
2013	13.626244	19.883805	45.92%	765
2012	11.511420	13.626244	18.37%	765
2011	13.605022	11.511420	-15.39%	765
2010	10.563674	13.605022	28.79%	2,686
2009	8.531866	10.563674	23.81%	6,832
2008	13.926800	8.531866	-38.74%	6,888
2007	15.946000	13.926800	-12.66%	8,474
2006	15.645527	15.946000	1.92%	11,670
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.955652	9.704090	-2.53%	704
2014	10.054852	9.955652	-0.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.170180	14.895201	-7.88%	266
2014	16.646284	16.170180	-2.86%	278
2013	14.561831	16.646284	14.31%	298
2012	13.443664	14.561831	8.32%	326
2011	14.450971	13.443664	-6.97%	355
2010	12.988780	14.450971	11.26%	1,237
2009	11.648071	12.988780	11.51%	398
2008	16.822451	11.648071	-30.76%	931
2007	15.586008	16.822451	7.93%	938
2006	13.672848	15.586008	13.99%	260
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.766370	13.493432	-1.98%	15,595
2014	13.508571	13.766370	1.91%	21,981
2013	13.619051	13.508571	-0.81%	25,891
2012	12.639973	13.619051	7.75%	38,258
2011	12.587881	12.639973	0.41%	52,536
2010	11.808077	12.587881	6.60%	105,828
2009	9.981989	11.808077	18.29%	164,426
2008	10.967524	9.981989	-8.99%	197,615
2007	10.596449	10.967524	3.50%	210,306
2006	10.356857	10.596449	2.31%	321,336
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.090651	14.777946	-2.07%	43,964
2014	14.708835	15.090651	2.60%	54,846
2013	13.198648	14.708835	11.44%	60,792
2012	12.015199	13.198648	9.85%	70,096
2011	12.256335	12.015199	-1.97%	97,249
2010	11.061456	12.256335	10.80%	123,088
2009	9.064247	11.061456	22.03%	169,961
2008	12.303731	9.064247	-26.33%	160,873
2007	11.527587	12.303731	6.73%	154,458
2006	10.684933	11.527587	7.89%	105,723
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.646628	15.333394	-2.00%	211,401
2014	15.194722	15.646628	2.97%	417,221
2013	13.347093	15.194722	13.84%	537,741
2012	11.990478	13.347093	11.31%	600,016
2011	12.331976	11.990478	-2.77%	643,259
2010	10.956123	12.331976	12.56%	663,318
2009	8.657156	10.956123	26.56%	439,678
2008	13.085837	8.657156	-33.84%	288,588
2007	12.088109	13.085837	8.25%	157,566
2006	10.991345	12.088109	9.98%	78,157

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.327768	15.989548	-2.07%	15,776
2014	15.833792	16.327768	3.12%	16,415
2013	13.247006	15.833792	19.53%	38,733
2012	11.682452	13.247006	13.39%	40,231
2011	12.211508	11.682452	-4.33%	41,469
2010	10.702903	12.211508	14.10%	41,482
2009	8.287473	10.702903	29.15%	39,519
2008	13.615422	8.287473	-39.13%	35,528
2007	12.451308	13.615422	9.35%	33,168
2006	11.199314	12.451308	11.18%	25,165
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	17.014476	13.274683	-21.98%	11,703
2014	19.811770	17.014476	-14.12%	14,264
2013	16.209679	19.811770	22.22%	33,047
2012	15.721196	16.209679	3.11%	49,379
2011	16.844048	15.721196	-6.67%	93,943
2010	14.358399	16.844048	17.31%	91,133
2009	9.882871	14.358399	45.29%	117,181
2008	22.017380	9.882871	-55.11%	131,834
2007	15.356683	22.017380	43.37%	102,268
2006	13.375380	15.356683	14.81%	72,247
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.948871	21.635545	-5.72%	49,400
2014	21.488075	22.948871	6.80%	75,376
2013	17.074776	21.488075	25.85%	94,383
2012	14.817127	17.074776	15.24%	131,650
2011	14.952013	14.817127	-0.90%	200,267
2010	13.215817	14.952013	13.14%	242,085
2009	10.335319	13.215817	27.87%	309,571
2008	18.357799	10.335319	-43.70%	374,845
2007	18.414103	18.357799	-0.31%	424,530
2006	15.595190	18.414103	18.08%	432,508
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.688001	25.983464	5.25%	31,005
2014	22.588955	24.688001	9.29%	55,993
2013	16.870846	22.588955	33.89%	47,830
2012	14.979593	16.870846	12.63%	39,957
2011	15.219885	14.979593	-1.58%	114,433
2010	12.481090	15.219885	21.94%	134,646
2009	9.907071	12.481090	25.98%	113,894
2008	19.098667	9.907071	-48.13%	135,790
2007	15.317352	19.098667	24.69%	172,019
2006	14.598405	15.317352	4.92%	185,109

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.988397	13.654550	-2.39%	97,125
2014	13.452867	13.988397	3.98%	137,403
2013	13.953200	13.452867	-3.59%	236,681
2012	13.421311	13.953200	3.96%	318,217
2011	12.736022	13.421311	5.38%	400,527
2010	12.028607	12.736022	5.88%	588,984
2009	10.581133	12.028607	13.68%	677,153
2008	11.133097	10.581133	-4.96%	570,230
2007	10.865552	11.133097	2.46%	632,838
2006	10.597769	10.865552	2.53%	444,952
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.747618	35.588743	-3.15%	46,414
2014	35.202866	36.747618	4.39%	62,894
2013	26.317025	35.202866	33.76%	94,089
2012	23.334246	26.317025	12.78%	116,641
2011	26.586313	23.334246	-12.23%	162,303
2010	21.003506	26.586313	26.58%	213,601
2009	15.265689	21.003506	37.59%	221,502
2008	25.675775	15.265689	-40.54%	242,829
2007	22.613645	25.675775	13.54%	228,965
2006	20.434234	22.613645	10.67%	227,523
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.901938	22.273235	1.70%	7,179
2014	24.259602	21.901938	-9.72%	352
2013	18.930646	24.259602	28.15%	352
2012	15.974082	18.930646	18.51%	427
2011	19.628877	15.974082	-18.62%	482
2010	17.670650	19.628877	11.08%	2,712
2009	14.220278	17.670650	24.26%	5,886
2008	25.775483	14.220278	-44.83%	6,668
2007	22.368891	25.775483	15.23%	9,546
2006	19.291470	22.368891	15.95%	11,151
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.963952	29.511409	-4.69%	2,051
2014	29.528270	30.963952	4.86%	2,051
2013	23.038865	29.528270	28.17%	2,021
2012	18.417692	23.038865	25.09%	3,118
2011	20.565803	18.417692	-10.45%	4,203
2010	16.534477	20.565803	24.38%	11,033
2009	10.686945	16.534477	54.72%	22,128
2008	22.284385	10.686945	-52.04%	25,416
2007	21.468976	22.284385	3.80%	42,978
2006	18.796976	21.468976	14.22%	42,138

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.450425	11.495830	-7.67%	6,476
2014	12.296248	12.450425	1.25%	24,153
2013	10.091057	12.296248	21.85%	20,138
2012	8.887578	10.091057	13.54%	24,116
2011	9.168592	8.887578	-3.06%	39,186
2010	8.446738	9.168592	8.55%	35,113
2009	6.587021	8.446738	28.23%	23,693
2008*	10.000000	6.587021	-34.13%	19,582
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	15.017640	13.741864	-8.50%	26,131
2014	14.581037	15.017640	2.99%	46,874
2013	12.998413	14.581037	12.18%	75,599
2012	11.720588	12.998413	10.90%	75,661
2011	11.627489	11.720588	0.80%	96,118
2010	10.482089	11.627489	10.93%	159,335
2009	7.852078	10.482089	33.49%	171,013
2008	11.338348	7.852078	-30.75%	119,309
2007	11.100789	11.338348	2.14%	165,403
2006*	10.000000	11.100789	11.01%	56,509
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	25.064386	23.775707	-5.14%	12,763
2014	23.416383	25.064386	7.04%	16,484
2013	18.339944	23.416383	27.68%	17,007
2012	16.639034	18.339944	10.22%	17,783
2011	15.943958	16.639034	4.36%	72,333
2010	13.423611	15.943958	18.78%	92,692
2009	11.619602	13.423611	15.53%	145,474
2008	16.190329	11.619602	-28.23%	174,080
2007	16.900889	16.190329	-4.20%	211,870
2006	14.656581	16.900889	15.31%	267,038
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.268717	29.421740	-8.82%	10,902
2014	32.590722	32.268717	-0.99%	18,736
2013	24.298298	32.590722	34.13%	33,498
2012	20.848172	24.298298	16.55%	51,782
2011	22.003150	20.848172	-5.25%	74,834
2010	17.430098	22.003150	26.24%	124,221
2009	13.707856	17.430098	27.15%	175,101
2008	20.787438	13.707856	-34.06%	91,041
2007	21.631374	20.787438	-3.90%	89,020
2006	18.781634	21.631374	15.17%	106,019
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.330878	7.385369	-20.85%	4,781
2014*	10.000000	9.330878	-6.69%	4,857

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.694907	19.971817	-7.94%	6,513
2014	24.796913	21.694907	-12.51%	15,268
2013	20.482248	24.796913	21.07%	1,453
2012	17.597006	20.482248	16.40%	1,516
2011	20.000636	17.597006	-12.02%	1,872
2010	18.739899	20.000636	6.73%	6,777
2009	13.889792	18.739899	34.92%	18,185
2008	23.663871	13.889792	-41.30%	21,913
2007	20.820180	23.663871	13.66%	28,642
2006	17.412784	20.820180	19.57%	32,760
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.762040	9.196995	-5.79%	16,673
2014	9.737247	9.762040	0.25%	44,900
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.113080	14.554318	3.13%	3,579
2014	13.252711	14.113080	6.49%	1,373
2013	9.629256	13.252711	37.63%	56,105
2012*	10.000000	9.629256	-3.71%	3,237
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.864637	13.791924	-0.52%	5,508
2014	13.077072	13.864637	6.02%	7,077
2013	9.723675	13.077072	34.49%	9,235
2012*	10.000000	9.723675	-2.76%	11,666

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.602872	14.078872	-9.77%	14,996
2014	16.729397	15.602872	-6.73%	27,500
2013	13.579823	16.729397	23.19%	49,656
2012	11.574555	13.579823	17.32%	91,505
2011	12.669400	11.574555	-8.64%	109,424
2010	11.841463	12.669400	6.99%	115,732
2009*	10.000000	11.841463	18.41%	39,726
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.783849	10.846524	-7.95%	3,529
2014	11.745654	11.783849	0.33%	89,492
2013	10.796943	11.745654	8.79%	121,433
2012*	10.000000	10.796943	7.97%	9,582
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.654603	12.665917	-7.24%	2,999
2014	12.857748	13.654603	6.20%	6,182
2013	10.051048	12.857748	27.92%	9,385
2012*	10.000000	10.051048	0.51%	2,409
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.403009	23.134842	-1.15%	15,117
2014	21.962131	23.403009	6.56%	15,163
2013	18.620463	21.962131	17.95%	15,209
2012	16.682956	18.620463	11.61%	13,126
2011	16.718524	16.682956	-0.21%	19,447
2010	15.706334	16.718524	6.44%	30,761
2009	12.703647	15.706334	23.64%	69,451
2008	15.372591	12.703647	-17.36%	76,932
2007	14.159291	15.372591	8.57%	97,156
2006	13.025049	14.159291	8.71%	123,747
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.769508	-2.30%	115
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.429792	32.432320	10.20%	10,031
2014	27.559455	29.429792	6.79%	18,348
2013	21.387456	27.559455	28.86%	28,241
2012	17.540103	21.387456	21.93%	66,630
2011	19.144682	17.540103	-8.38%	50,687
2010	18.262625	19.144682	4.83%	72,325
2009	12.704206	18.262625	43.75%	81,607
2008	23.172237	12.704206	-45.17%	72,678
2007	17.227590	23.172237	34.51%	54,967
2006	16.036194	17.227590	7.43%	32,229

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.267806	14.699211	3.02%	7,570
2014	13.253541	14.267806	7.65%	947
2013	9.943153	13.253541	33.29%	1,527
2012*	10.000000	9.943153	-0.57%	5,373
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	29.311209	26.316033	-10.22%	27,795
2014	33.871823	29.311209	-13.46%	35,568
2013	30.105492	33.871823	12.51%	39,494
2012	27.019283	30.105492	11.42%	59,942
2011	40.560931	27.019283	-33.39%	1,595
2010	32.954500	40.560931	23.08%	1,658
2009	18.692597	32.954500	76.30%	5,174
2008	39.747268	18.692597	-52.97%	5,274
2007	31.539310	39.747268	26.02%	6,176
2006	21.847110	31.539310	44.36%	9,259
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.225222	7.260617	-21.30%	197
2014	9.826132	9.225222	-6.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.928562	12.455044	-3.66%	1,982
2014	14.196075	12.928562	-8.93%	2,804
2013	10.210748	14.196075	39.03%	4,955
2012*	10.000000	10.210748	2.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.619897	26.937803	-2.47%	36,193
2014	25.457464	27.619897	8.49%	71,320
2013	19.069969	25.457464	33.50%	142,189
2012	16.715993	19.069969	14.08%	180,589
2011	17.058201	16.715993	-2.01%	219,124
2010	15.579184	17.058201	9.49%	276,643
2009	12.923075	15.579184	20.55%	297,274
2008	19.517313	12.923075	-33.79%	93,538
2007	18.426967	19.517313	5.92%	98,615
2006	15.531401	18.426967	18.64%	68,396
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.818475	15.510831	4.67%	55,957
2014	14.883196	14.818475	-0.43%	62,727
2013	11.844304	14.883196	25.66%	75,486
2012	10.377863	11.844304	14.13%	44,633
2011	10.731658	10.377863	-3.30%	44,483
2010*	10.000000	10.731658	7.32%	26,422
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.720309	-2.80%	2,364

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	0
2013	13.289650	17.260147	29.88%	18,331
2012	11.008509	13.289650	20.72%	33,417
2011	11.284264	11.008509	-2.44%	27,188
2010*	10.000000	11.284264	12.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.232778	20.915913	-5.92%	26,049
2014	19.994028	22.232778	11.20%	44,931
2013	15.423673	19.994028	29.63%	54,583
2012	13.689520	15.423673	12.67%	91,236
2011	13.837289	13.689520	-1.07%	135,500
2010	12.421404	13.837289	11.40%	194,366
2009*	10.000000	12.421404	24.21%	2,108
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.362314	14.278856	-0.58%	1,209,653
2014	13.895004	14.362314	3.36%	1,846,849
2013	11.448043	13.895004	21.37%	2,239,196
2012	10.049284	11.448043	13.92%	2,356,545
2011	10.113208	10.049284	-0.63%	2,371,626
2010	9.170310	10.113208	10.28%	2,464,507
2009	7.547477	9.170310	21.50%	2,010,566
2008	10.917058	7.547477	-30.87%	1,091,582
2007	10.448212	10.917058	4.49%	661,408
2006*	10.000000	10.448212	4.48%	200,247
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.525887	11.321018	-1.78%	346,864
2014	11.152136	11.525887	3.35%	550,629
2013	11.626980	11.152136	-4.08%	592,992
2012	11.251651	11.626980	3.34%	548,671
2011	10.809588	11.251651	4.09%	573,375
2010	10.359202	10.809588	4.35%	638,626
2009	9.382348	10.359202	10.41%	565,900
2008	10.573953	9.382348	-11.27%	366,081
2007	10.430304	10.573953	1.38%	207,960
2006*	10.000000	10.430304	4.30%	28,562
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.190783	15.933851	4.89%	42,638
2014	15.151816	15.190783	0.26%	52,798
2013	11.963698	15.151816	26.65%	76,144
2012	9.953969	11.963698	20.19%	134,222
2011	11.148227	9.953969	-10.71%	101,145
2010	10.173918	11.148227	9.58%	120,068
2009	7.297903	10.173918	39.41%	114,281
2008	12.080556	7.297903	-39.59%	96,395
2007	10.730389	12.080556	12.58%	70,321
2006*	10.000000	10.730389	7.30%	23,680

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.526530	15.220537	4.78%	83,180
2014	13.653806	14.526530	6.39%	137,526
2013	10.700274	13.653806	27.60%	195,477
2012	9.258052	10.700274	15.58%	240,853
2011	9.866054	9.258052	-6.16%	243,943
2010	8.478706	9.866054	16.36%	287,204
2009	6.205551	8.478706	36.63%	248,940
2008	11.299224	6.205551	-45.08%	262,286
2007	10.257600	11.299224	10.15%	152,982
2006*	10.000000	10.257600	2.58%	79,843
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.222582	13.159084	-0.48%	295,727
2014	12.184579	13.222582	8.52%	443,610
2013	9.307720	12.184579	30.91%	535,312
2012	8.076510	9.307720	15.24%	611,458
2011	8.390989	8.076510	-3.75%	643,458
2010	7.680104	8.390989	9.26%	675,551
2009	5.969082	7.680104	28.66%	537,271
2008	9.789543	5.969082	-39.03%	234,086
2007*	10.000000	9.789543	-2.10%	69,330
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	20.060978	19.235057	-4.12%	27,861
2014	19.870052	20.060978	0.96%	26,487
2013	18.849769	19.870052	5.41%	3,047
2012	16.714207	18.849769	12.78%	3,175
2011	16.352449	16.714207	2.21%	6,392
2010	14.678887	16.352449	11.40%	18,315
2009	10.212317	14.678887	43.74%	30,746
2008	14.405124	10.212317	-29.11%	42,064
2007	14.188404	14.405124	1.53%	62,773
2006	13.029576	14.188404	8.89%	95,365
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.799531	22.824317	-7.96%	14,506
2014	23.125702	24.799531	7.24%	26,239
2013	17.361137	23.125702	33.20%	43,182
2012	14.923373	17.361137	16.34%	69,868
2011	15.554410	14.923373	-4.06%	93,448
2010	13.685339	15.554410	13.66%	123,332
2009	10.837264	13.685339	26.28%	120,823
2008	17.534316	10.837264	-38.19%	148,213
2007	18.288651	17.534316	-4.12%	266,135
2006	16.074599	18.288651	13.77%	201,668
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.494043	10.958414	-4.66%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.160144	10.793613	-3.28%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.940693	12.588143	-2.72%	8,720
2014	12.335328	12.940693	4.91%	7,867
2013	8.729324	12.335328	41.31%	52,054
2012	7.589381	8.729324	15.02%	8,941
2011	8.725708	7.589381	-13.02%	16,653
2010	7.681195	8.725708	13.60%	17,007
2009	5.100655	7.681195	50.59%	61,435
2008*	10.000000	5.100655	-48.99%	562
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.892474	14.600286	-1.96%	11,993
2014	13.688335	14.892474	8.80%	43,773
2013	10.035019	13.688335	36.41%	134,373
2012	9.151616	10.035019	9.65%	173,140
2011	9.609219	9.151616	-4.76%	203,917
2010	7.899216	9.609219	21.65%	267,825
2009	6.112260	7.899216	29.24%	432,736
2008*	10.000000	6.112260	-38.88%	522,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.627076	12.213314	-3.28%	16,218
2014	12.273931	12.627076	2.88%	20,665
2013	9.628940	12.273931	27.47%	22,537
2012	8.420665	9.628940	14.35%	37,492
2011	9.135711	8.420665	-7.83%	48,687
2010	8.072182	9.135711	13.18%	88,964
2009	6.346384	8.072182	27.19%	45,445
2008*	10.000000	6.346384	-36.54%	5,875
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.477873	12.154322	-2.59%	112,380
2014	12.152091	12.477873	2.68%	221,997
2013	10.765460	12.152091	12.88%	355,271
2012	9.846262	10.765460	9.34%	292,039
2011	10.137305	9.846262	-2.87%	294,253
2010	9.326349	10.137305	8.70%	308,609
2009	7.906100	9.326349	17.96%	174,198
2008*	10.000000	7.906100	-20.94%	90,966
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.716222	12.352767	-2.86%	723,317
2014	12.336905	12.716222	3.07%	919,720
2013	10.335296	12.336905	19.37%	1,025,691
2012	9.238068	10.335296	11.88%	1,207,185
2011	9.718279	9.238068	-4.94%	1,395,455
2010	8.783074	9.718279	10.65%	1,271,846
2009	7.185138	8.783074	22.24%	860,904
2008*	10.000000	7.185138	-28.15%	212,790

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.763659	11.496321	-2.27%	168,934
2014	11.563059	11.763659	1.73%	254,258
2013	11.192977	11.563059	3.31%	317,475
2012	10.576522	11.192977	5.83%	411,941
2011	10.593192	10.576522	-0.16%	423,722
2010	10.074792	10.593192	5.15%	369,023
2009	9.054467	10.074792	11.27%	214,262
2008*	10.000000	9.054467	-9.46%	30,054
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.885359	10.194006	-6.35%	1,334
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.610045	12.282256	-2.60%	394,260
2014	12.248794	12.610045	2.95%	832,377
2013	10.561220	12.248794	15.98%	961,170
2012	9.546924	10.561220	10.62%	1,131,423
2011	9.928511	9.546924	-3.84%	1,327,161
2010	9.055130	9.928511	9.65%	1,338,892
2009	7.542347	9.055130	20.06%	974,366
2008*	10.000000	7.542347	-24.58%	411,732
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.647421	12.263639	-3.03%	175,224
2014	12.286076	12.647421	2.94%	553,099
2013	10.041662	12.286076	22.35%	637,835
2012	8.901724	10.041662	12.81%	817,765
2011	9.484680	8.901724	-6.15%	886,509
2010	8.502192	9.484680	11.56%	995,799
2009	6.822678	8.502192	24.62%	617,279
2008*	10.000000	6.822678	-31.77%	377,610
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.299802	11.980164	-2.60%	190,174
2014	12.003451	12.299802	2.47%	254,444
2013	10.960603	12.003451	9.51%	285,863
2012	10.117396	10.960603	8.33%	340,043
2011	10.304217	10.117396	-1.81%	367,901
2010	9.599226	10.304217	7.34%	364,713
2009	8.285451	9.599226	15.86%	320,828
2008*	10.000000	8.285451	-17.15%	135,373

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.129348	11.836204	-2.42%	6,068
2014	11.769615	12.129348	3.06%	18,482
2013	12.214926	11.769615	-3.65%	55,135
2012	11.543894	12.214926	5.81%	68,652
2011	11.036643	11.543894	4.60%	82,648
2010	10.498770	11.036643	5.12%	103,690
2009	9.820358	10.498770	6.91%	153,936
2008*	10.000000	9.820358	-1.80%	1,704
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.143931	12.873267	-2.06%	20,536
2014	12.729470	13.143931	3.26%	25,348
2013	13.200346	12.729470	-3.57%	20,497
2012	12.517681	13.200346	5.45%	18,864
2011	11.989176	12.517681	4.41%	37,545
2010	11.263937	11.989176	6.44%	59,828
2009	9.826168	11.263937	14.63%	45,215
2008*	10.000000	9.826168	-1.74%	12,976
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.224686	24.925672	-17.53%	7,676
2014	32.566798	30.224686	-7.19%	11,526
2013	32.938255	32.566798	-1.13%	2,294
2012	28.598918	32.938255	15.17%	2,351
2011	37.529025	28.598918	-23.80%	2,357
2010	32.886343	37.529025	14.12%	3,896
2009	20.482111	32.886343	60.56%	5,253
2008	49.453885	20.482111	-58.58%	8,010
2007	34.600030	49.453885	42.93%	14,237
2006	25.780818	34.600030	34.21%	22,723
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.859938	12.646832	-1.66%	70,584
2014	12.491657	12.859938	2.95%	127,109
2013	13.224664	12.491657	-5.54%	214,932
2012	13.034945	13.224664	1.46%	283,809
2011	12.344017	13.034945	5.60%	379,525
2010	11.966145	12.344017	3.16%	547,662
2009	11.836328	11.966145	1.10%	796,046
2008	11.161070	11.836328	6.05%	920,843
2007	10.580339	11.161070	5.49%	693,802
2006	10.398996	10.580339	1.74%	617,424

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.787660	8.372784	-4.72%	15,462
2014	8.990730	8.787660	-2.26%	6,246
2013	7.767974	8.990730	15.74%	7,067
2012	6.847862	7.767974	13.44%	24,157
2011	7.728306	6.847862	-11.39%	34,658
2010	6.946617	7.728306	11.25%	36,171
2009	5.450702	6.946617	27.44%	46,989
2008*	10.000000	5.450702	-45.49%	9,447
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.628254	9.347340	-2.92%	26,429
2014	10.424930	9.628254	-7.64%	33,837
2013	8.750429	10.424930	19.14%	47,327
2012	7.519128	8.750429	16.38%	44,261
2011	8.763360	7.519128	-14.20%	45,965
2010	8.288047	8.763360	5.73%	49,574
2009	6.545828	8.288047	26.62%	34,055
2008	11.683575	6.545828	-43.97%	22,366
2007	10.849859	11.683575	7.68%	29,585
2006*	10.000000	10.849859	8.50%	1,191
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	24.141659	23.530220	-2.53%	30,967
2014	23.357307	24.141659	3.36%	32,019
2013	18.644716	23.357307	25.28%	53,701
2012	16.340296	18.644716	14.10%	78,756
2011	17.276245	16.340296	-5.42%	90,764
2010	15.308593	17.276245	12.85%	113,082
2009	12.223996	15.308593	25.23%	135,248
2008	19.660277	12.223996	-37.82%	151,807
2007	18.848451	19.660277	4.31%	184,447
2006	16.381141	18.848451	15.06%	175,841
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.315747	15.052157	-1.72%	91,766
2014	14.874829	15.315747	2.96%	111,685
2013	13.320802	14.874829	11.67%	126,893
2012	12.369957	13.320802	7.69%	113,553
2011	12.454099	12.369957	-0.68%	112,991
2010	11.519523	12.454099	8.11%	117,857
2009*	10.000000	11.519523	15.20%	35,741
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.495582	17.132782	-2.07%	152,035
2014	16.890696	17.495582	3.58%	178,368
2013	14.357616	16.890696	17.64%	204,618
2012	12.992591	14.357616	10.51%	230,366
2011	13.321369	12.992591	-2.47%	250,243
2010	12.077950	13.321369	10.29%	266,553
2009*	10.000000	12.077950	20.78%	129,583

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	14.004489	13.823930	-1.29%	279,379
2014	13.692305	14.004489	2.28%	174,410
2013	13.266851	13.692305	3.21%	283,239
2012	12.813081	13.266851	3.54%	268,109
2011	12.643772	12.813081	1.34%	291,478
2010	12.128135	12.643772	4.25%	355,586
2009	11.293147	12.128135	7.39%	449,460
2008	12.206118	11.293147	-7.48%	414,570
2007	11.766188	12.206118	3.74%	368,089
2006	11.257041	11.766188	4.52%	348,961
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.273306	18.911052	-1.88%	473,763
2014	18.612407	19.273306	3.55%	760,132
2013	16.210068	18.612407	14.82%	1,029,994
2012	14.859284	16.210068	9.09%	1,269,952
2011	15.098842	14.859284	-1.59%	1,484,567
2010	13.827378	15.098842	9.20%	1,921,567
2009	11.789156	13.827378	17.29%	1,959,522
2008	15.591477	11.789156	-24.39%	1,814,806
2007	14.989934	15.591477	4.01%	1,742,062
2006	13.672978	14.989934	9.63%	1,593,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	22.104745	21.603285	-2.27%	155,839
2014	21.392336	22.104745	3.33%	432,912
2013	17.755746	21.392336	20.48%	797,829
2012	15.854346	17.755746	11.99%	1,142,925
2011	16.453346	15.854346	-3.64%	1,255,947
2010	14.811308	16.453346	11.09%	1,579,092
2009	12.094384	14.811308	22.46%	1,639,657
2008	17.905925	12.094384	-32.46%	1,607,663
2007	17.135465	17.905925	4.50%	1,464,058
2006	15.195027	17.135465	12.77%	934,336

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.713304	16.449212	-1.58%	118,646
2014	16.208260	16.713304	3.12%	187,871
2013	14.899704	16.208260	8.78%	270,253
2012	14.008562	14.899704	6.36%	505,834
2011	13.941083	14.008562	0.48%	535,290
2010	13.049164	13.941083	6.84%	662,496
2009	11.569866	13.049164	12.79%	667,856
2008	13.833173	11.569866	-16.36%	548,351
2007	13.274345	13.833173	4.21%	487,648
2006	12.435360	13.274345	6.75%	470,294
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.123474	22.830927	3.20%	58,689
2014	20.699441	22.123474	6.88%	87,111
2013	15.427304	20.699441	34.17%	135,267
2012	13.232976	15.427304	16.58%	162,834
2011	13.784817	13.232976	-4.00%	258,897
2010	12.902816	13.784817	6.84%	457,805
2009*	10.000000	12.902816	29.03%	1,065
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.129021	9.986137	-1.41%	1,143
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.800295	32.433073	-4.05%	40,180
2014	31.376655	33.800295	7.72%	45,075
2013	23.954075	31.376655	30.99%	53,823
2012	20.712894	23.954075	15.65%	62,180
2011	21.587606	20.712894	-4.05%	87,041
2010	17.374715	21.587606	24.25%	151,076
2009	12.904966	17.374715	34.64%	122,487
2008	20.631395	12.904966	-37.45%	111,902
2007	19.485008	20.631395	5.88%	145,357
2006	18.009893	19.485008	8.19%	158,645
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.662273	9.512513	-1.55%	101,188
2014	9.814396	9.662273	-1.55%	167,461
2013	9.968910	9.814396	-1.55%	201,944
2012	10.126292	9.968910	-1.55%	374,228
2011	10.285273	10.126292	-1.55%	579,138
2010	10.447183	10.285273	-1.55%	625,213
2009	10.607212	10.447183	-1.51%	929,006
2008	10.557396	10.607212	0.47%	1,522,408
2007	10.234040	10.557396	3.16%	1,007,585
2006	9.944219	10.234040	2.91%	778,834

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.198754	14.530681	-4.40%	47,424
2014	14.860889	15.198754	2.27%	72,807
2013	15.266530	14.860889	-2.66%	56,354
2012	13.815131	15.266530	10.51%	68,346
2011	13.294533	13.815131	3.92%	83,396
2010	12.210949	13.294533	8.87%	114,088
2009	9.971975	12.210949	22.45%	109,511
2008	12.246596	9.971975	-18.57%	99,706
2007	11.890527	12.246596	2.99%	130,164
2006	11.519862	11.890527	3.22%	129,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.659366	10.425446	-2.19%	17,616
2014	10.975582	10.659366	-2.88%	64,980
2013	9.207623	10.975582	19.20%	147,403
2012	8.096336	9.207623	13.73%	226,031
2011	9.099245	8.096336	-11.02%	264,670
2010	8.121240	9.099245	12.04%	330,154
2009	6.060724	8.121240	34.00%	461,460
2008*	10.000000	6.060724	-39.39%	481,726
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.339351	14.294276	-6.81%	17,836
2014	17.250240	15.339351	-11.08%	25,076
2013	14.474833	17.250240	19.17%	0
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	934
2009	11.483641	14.641768	27.50%	3,653
2008	21.794871	11.483641	-47.31%	8,198
2007	21.556091	21.794871	1.11%	11,467
2006	17.887326	21.556091	20.51%	13,032
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.230439	14.448317	1.53%	31,920
2014	13.122740	14.230439	8.44%	62,825
2013	9.916584	13.122740	32.33%	103,898
2012	8.673194	9.916584	14.34%	156,616
2011	9.103739	8.673194	-4.73%	205,303
2010	8.015864	9.103739	13.57%	283,838
2009	6.294480	8.015864	27.35%	304,913
2008*	10.000000	6.294480	-37.06%	691

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.508297	12.841877	-4.93%	36,772
2014	12.446089	13.508297	8.53%	39,771
2013	9.362511	12.446089	32.94%	47,913
2012	8.087528	9.362511	15.76%	54,542
2011	8.747553	8.087528	-7.55%	93,984
2010	7.880723	8.747553	11.00%	136,769
2009	6.282625	7.880723	25.44%	170,270
2008*	10.000000	6.282625	-37.17%	1,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.257593	13.988065	-1.89%	49,871
2014	13.962704	14.257593	2.11%	57,357
2013	10.232209	13.962704	36.46%	109,543
2012	9.066008	10.232209	12.86%	163,665
2011	9.637421	9.066008	-5.93%	199,766
2010	7.740305	9.637421	24.51%	268,645
2009	6.204977	7.740305	24.74%	381,336
2008*	10.000000	6.204977	-37.95%	164,786
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.149372	16.396345	-4.39%	7,866
2014	14.885793	17.149372	15.21%	58,067
2013	11.144104	14.885793	33.58%	74,282
2012	9.729590	11.144104	14.54%	121,817
2011	10.117338	9.729590	-3.83%	177,604
2010	8.590080	10.117338	17.78%	214,533
2009	6.687632	8.590080	28.45%	291,659
2008*	10.000000	6.687632	-33.12%	345,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.416732	22.186131	-1.03%	14,342
2014	22.206047	22.416732	0.95%	11,121
2013	15.668920	22.206047	41.72%	12,905
2012	14.073543	15.668920	11.34%	15,031
2011	14.418846	14.073543	-2.39%	25,921
2010	11.706741	14.418846	23.17%	35,713
2009	9.349301	11.706741	25.22%	49,986
2008	17.763114	9.349301	-47.37%	50,432
2007	16.478755	17.763114	7.79%	37,421
2006	16.252330	16.478755	1.39%	34,236

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.716462	31.106130	-7.74%	8,395
2014	32.077198	33.716462	5.11%	11,986
2013	23.268839	32.077198	37.85%	13,080
2012	19.646755	23.268839	18.44%	19,964
2011	21.106459	19.646755	-6.92%	26,601
2010	16.950847	21.106459	24.52%	49,459
2009	13.680046	16.950847	23.91%	59,789
2008	20.525640	13.680046	-33.35%	65,587
2007	22.475409	20.525640	-8.68%	107,549
2006	19.495218	22.475409	15.29%	148,244
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.716916	28.701828	-3.42%	6,573
2014	30.017921	29.716916	-1.00%	8,084
2013	21.693382	30.017921	38.37%	19,281
2012	19.123780	21.693382	13.44%	25,649
2011	20.620935	19.123780	-7.26%	39,596
2010	16.759011	20.620935	23.04%	67,538
2009	12.663030	16.759011	32.35%	89,281
2008	20.865728	12.663030	-39.31%	120,313
2007	20.801965	20.865728	0.31%	150,506
2006	18.906663	20.801965	10.02%	174,292
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	22.010504	21.812760	-0.90%	10,022
2014	19.994403	22.010504	10.08%	60,695
2013	15.528004	19.994403	28.76%	89,964
2012	13.854561	15.528004	12.08%	143,403
2011	14.019214	13.854561	-1.17%	185,649
2010	12.576728	14.019214	11.47%	221,195
2009	10.174487	12.576728	23.61%	318,278
2008	17.700324	10.174487	-42.52%	393,335
2007	16.665074	17.700324	6.21%	351,403
2006	14.926434	16.665074	11.65%	204,728
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.935441	12.942850	-7.12%	28,386
2014	11.006272	13.935441	26.61%	25,017
2013	10.885630	11.006272	1.11%	33,634
2012	9.566744	10.885630	13.79%	66,852
2011	9.155055	9.566744	4.50%	205,657
2010	7.162981	9.155055	27.81%	245,365
2009	5.574716	7.162981	28.49%	291,315
2008*	10.000000	5.574716	-44.25%	5,477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	13.001653	12.920813	-0.62%	17,986
2014	11.679044	13.001653	11.32%	16,381
2013*	10.000000	11.679044	16.79%	23,092

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.369443	10.173900	-1.89%	25,339
2014	10.480927	10.369443	-1.06%	37,146
2013	10.634719	10.480927	-1.45%	55,991
2012	10.434896	10.634719	1.91%	58,828
2011	10.462925	10.434896	-0.27%	86,207
2010	10.376547	10.462925	0.83%	97,318
2009	9.840303	10.376547	5.45%	92,631
2008*	10.000000	9.840303	-1.60%	7,865
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.916211	12.095210	-6.36%	2,005
2014	12.548417	12.916211	2.93%	1,384
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.653973	13.863729	-5.39%	34,381
2014	16.204933	14.653973	-9.57%	66,545
2013	13.705877	16.204933	18.23%	119,292
2012	11.644056	13.705877	17.71%	178,553
2011	13.505359	11.644056	-13.78%	202,880
2010	12.899269	13.505359	4.70%	224,336
2009*	10.000000	12.899269	28.99%	335,906
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.693842	29.524392	-0.57%	86
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.370720	10.228737	-1.37%	43,039
2014	10.470129	10.370720	-0.95%	59,118
2013	10.569776	10.470129	-0.94%	100,471
2012	10.263924	10.569776	2.98%	119,704
2011	10.395049	10.263924	-1.26%	171,622
2010	10.028678	10.395049	3.65%	267,186
2009	8.988635	10.028678	11.57%	387,532
2008	10.546431	8.988635	-14.77%	561,713
2007	10.225466	10.546431	3.14%	597,912
2006	9.967204	10.225466	2.59%	435,811
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.400235	23.910654	-2.01%	0
2014	22.453312	24.400235	8.67%	298
2013	16.574207	22.453312	35.47%	303
2012	15.170157	16.574207	9.26%	13,498
2011	15.898247	15.170157	-4.58%	19,291
2010	13.144222	15.898247	20.95%	24,846
2009	10.158653	13.144222	29.39%	37,918
2008	17.039924	10.158653	-40.38%	52,015
2007	16.085034	17.039924	5.94%	435,872
2006	14.368666	16.085034	11.95%	279,320

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.675357	30.288258	2.07%	10,554
2014	29.535338	29.675357	0.47%	16,357
2013	23.623841	29.535338	25.02%	1,806
2012	19.839975	23.623841	19.07%	1,852
2011	22.030330	19.839975	-9.94%	3,128
2010	19.339947	22.030330	13.91%	8,393
2009	14.096740	19.339947	37.19%	20,064
2008	23.997472	14.096740	-41.26%	34,177
2007	22.979914	23.997472	4.43%	58,009
2006	19.887489	22.979914	15.55%	66,774
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.043051	9.640989	-4.00%	6,766
2014	9.953183	10.043051	0.90%	21,155
2013	10.147135	9.953183	-1.91%	19,318
2012*	10.000000	10.147135	1.47%	4,265
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.018701	9.154683	1.51%	3,870
2014*	10.000000	9.018701	-9.81%	6,166
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.368437	23.721000	1.51%	6,867
2014	21.500193	23.368437	8.69%	36,429
2013	16.615011	21.500193	29.40%	87,436
2012	14.473280	16.615011	14.80%	140,943
2011	14.747056	14.473280	-1.86%	184,398
2010	12.932424	14.747056	14.03%	239,332
2009	10.263008	12.932424	26.01%	359,526
2008	16.985768	10.263008	-39.58%	419,881
2007	16.566871	16.985768	2.53%	380,523
2006	14.662948	16.566871	12.98%	306,333
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	35.421019	32.746920	-7.55%	17,906
2014	32.223189	35.421019	9.92%	23,477
2013	23.275125	32.223189	38.44%	31,230
2012	20.092105	23.275125	15.84%	31,304
2011	20.905984	20.092105	-3.89%	36,151
2010	17.256239	20.905984	21.15%	49,388
2009	12.805087	17.256239	34.76%	51,541
2008	20.980438	12.805087	-38.97%	141,632
2007	21.613466	20.980438	-2.93%	115,538
2006	19.146339	21.613466	12.89%	100,738
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.338337	9.242912	-10.60%	40,044
2014	10.453566	10.338337	-1.10%	40,797
2013	10.606557	10.453566	-1.44%	42,437
2012*	10.000000	10.606557	6.07%	18,023

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.124414	8.770513	-3.88%	0
2014	9.139699	9.124414	-0.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.737190	10.726126	-8.61%	22,985
2014	11.886205	11.737190	-1.25%	25,738
2013	12.921925	11.886205	-8.02%	31,367
2012	12.473254	12.921925	3.60%	35,169
2011	11.685600	12.473254	6.74%	44,904
2010	10.852457	11.685600	7.68%	27,638
2009*	10.000000	10.852457	8.52%	5,735
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.418032	11.264522	-1.34%	183,142
2014	11.511662	11.418032	-0.81%	210,055
2013	11.720122	11.511662	-1.78%	248,091
2012	11.257793	11.720122	4.11%	228,296
2011	11.320459	11.257793	-0.55%	263,486
2010	10.931791	11.320459	3.56%	310,864
2009*	10.000000	10.931791	9.32%	245,403
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.646686	10.516847	-1.22%	28,152
2014	10.381645	10.646686	2.55%	30,457
2013	10.766121	10.381645	-3.57%	67,813
2012	9.987223	10.766121	7.80%	100,786
2011*	10.000000	9.987223	-0.13%	46,701
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.485161	18.649451	-8.96%	697
2014	18.790864	20.485161	9.02%	841
2013	14.067617	18.790864	33.58%	988
2012	11.994236	14.067617	17.29%	1,161
2011	12.775674	11.994236	-6.12%	2,813
2010	11.345457	12.775674	12.61%	5,952
2009	8.877511	11.345457	27.80%	12,478
2008	14.709772	8.877511	-39.65%	12,060
2007	15.903032	14.709772	-7.50%	17,221
2006	13.935435	15.903032	14.12%	18,338
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.884671	17.632115	-1.41%	279
2014	19.487062	17.884671	-8.22%	310
2013	15.455309	19.487062	26.09%	342
2012	12.877022	15.455309	20.02%	377
2011	15.745956	12.877022	-18.22%	416
2010	14.536275	15.745956	8.32%	861
2009	11.846845	14.536275	22.70%	3,607
2008	21.470094	11.846845	-44.82%	3,798
2007	20.126048	21.470094	6.68%	3,885
2006	16.005375	20.126048	25.75%	3,987

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.508977	20.805371	-7.57%	219
2014	20.837701	22.508977	8.02%	162
2013	14.726397	20.837701	41.50%	150
2012	13.095532	14.726397	12.45%	150
2011	16.191350	13.095532	-19.12%	135
2010	13.614505	16.191350	18.93%	3,330
2009	8.437519	13.614505	61.36%	3,959
2008	13.611018	8.437519	-38.01%	2,819
2007	13.103151	13.611018	3.88%	4,091
2006	12.622775	13.103151	3.81%	4,185
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.244689	31.274517	10.73%	16,788
2014	21.862749	28.244689	29.19%	65,112
2013	14.754064	21.862749	48.18%	53,056
2012	11.440381	14.754064	28.96%	54,085
2011	10.526842	11.440381	8.68%	55,343
2010*	10.000000	10.526842	5.27%	17,449
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.926754	12.620477	-2.37%	6,356
2014	12.206768	12.926754	5.90%	7,778
2013	12.471297	12.206768	-2.12%	8,664
2012	11.601585	12.471297	7.50%	15,224
2011	11.179657	11.601585	3.77%	25,179
2010	10.626812	11.179657	5.20%	29,646
2009	9.868405	10.626812	7.69%	40,224
2008	11.194198	9.868405	-11.84%	193,283
2007	10.807431	11.194198	3.58%	284,981
2006	10.599662	10.807431	1.96%	147,833
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	22.133608	21.534410	-2.71%	1,206
2014	21.850525	22.133608	1.30%	1,279
2013	24.324544	21.850525	-10.17%	1,299
2012	20.961342	24.324544	16.04%	1,438
2011	19.919197	20.961342	5.23%	1,458
2010	18.436694	19.919197	8.04%	2,103
2009	14.392771	18.436694	28.10%	4,371
2008	17.195289	14.392771	-16.30%	4,579
2007	16.417647	17.195289	4.74%	5,298
2006	15.049526	16.417647	9.09%	6,502
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.211898	-17.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.423515	5.519062	-34.48%	3,712
2014	10.576837	8.423515	-20.36%	14,321
2013	9.719512	10.576837	8.82%	21,000
2012*	10.000000	9.719512	-2.80%	26,918

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.297416	5.421806	-34.66%	1,491
2014	10.449910	8.297416	-20.60%	5,777
2013	9.623642	10.449910	8.59%	10,960
2012*	10.000000	9.623642	-3.76%	7,169
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.271260	22.250117	-4.39%	24,760
2014	24.090041	23.271260	-3.40%	10,184
2013	16.287702	24.090041	47.90%	12,307
2012	15.337524	16.287702	6.20%	12,988
2011	16.329136	15.337524	-6.07%	16,868
2010	13.083275	16.329136	24.81%	42,060
2009	8.706050	13.083275	50.28%	17,304

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	347
2011	14.021132	14.634801	4.38%	347
2010	12.632195	14.021132	11.00%	348
2009	10.666981	12.632195	18.42%	1,028
2008	18.279472	10.666981	-41.65%	1,004
2007	17.717215	18.279472	3.17%	955
2006	15.390535	17.717215	15.12%	935
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.289647	31.819727	-7.20%	589
2014	31.985756	34.289647	7.20%	371
2013	23.617220	31.985756	35.43%	743
2012	20.260226	23.617220	16.57%	822
2011	22.531759	20.260226	-10.08%	930
2010	18.088254	22.531759	24.57%	805
2009	12.885652	18.088254	40.38%	289
2008	20.381388	12.885652	-36.78%	288
2007	20.402960	20.381388	-0.11%	0
2006	18.155414	20.402960	12.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.455468	12.913377	-4.03%	10,943
2014	13.237451	13.455468	1.65%	12,979
2013	14.699118	13.237451	-9.94%	14,607
2012	13.911245	14.699118	5.66%	15,819
2011	12.650935	13.911245	9.96%	15,620
2010	12.230506	12.650935	3.44%	16,708
2009	11.277410	12.230506	8.45%	17,182
2008	11.645795	11.277410	-3.16%	17,258
2007	10.809888	11.645795	7.73%	5,358
2006	10.813529	10.809888	-0.03%	7,028

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	0
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	2,433
2008	17.246416	11.076518	-35.77%	2,440
2007	17.604714	17.246416	-2.04%	2,696
2006	15.315119	17.604714	14.95%	2,697
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.025180	22.298890	-3.15%	8,893
2014	20.130619	23.025180	14.38%	9,099
2013	15.748872	20.130619	27.82%	11,069
2012	13.770885	15.748872	14.36%	12,039
2011	14.113318	13.770885	-2.43%	13,744
2010	12.055015	14.113318	17.07%	10,477
2009	9.438220	12.055015	27.73%	8,872
2008	12.705990	9.438220	-25.72%	9,765
2007	13.234752	12.705990	-4.00%	7,324
2006	11.186722	13.234752	18.31%	4,083
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.075762	14.686033	-2.59%	5,112
2014	15.030474	15.075762	0.30%	5,113
2013	13.350274	15.030474	12.59%	4,184
2012	12.338136	13.350274	8.20%	4,185
2011	13.012002	12.338136	-5.18%	3,700
2010	12.047512	13.012002	8.01%	3,162
2009*	10.000000	12.047512	20.48%	3,162
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.775523	-2.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.689419	11.679458	-7.96%	1,485
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.850236	32.532659	-3.89%	2,701
2014	32.724659	33.850236	3.44%	2,703
2013	23.633971	32.724659	38.46%	3,300
2012	20.752350	23.633971	13.89%	3,563
2011	20.971090	20.752350	-1.04%	4,648
2010	16.937364	20.971090	23.82%	5,283
2009	13.767326	16.937364	23.03%	3,490
2008	20.252351	13.767326	-32.02%	3,410
2007	20.719191	20.252351	-2.25%	3,120
2006	18.403088	20.719191	12.59%	2,810
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.526219	24.343383	-0.75%	7,738
2014	22.037215	24.526219	11.29%	9,596
2013	17.004166	22.037215	29.60%	12,888
2012	14.965480	17.004166	13.62%	12,853
2011	14.965816	14.965480	0.00%	13,120
2010	13.278689	14.965816	12.71%	16,678
2009	10.706193	13.278689	24.03%	17,273
2008	17.359068	10.706193	-38.33%	46,063
2007	16.804113	17.359068	3.30%	45,524
2006	14.822632	16.804113	13.37%	42,448
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.137140	21.191790	-4.27%	0
2014	20.864105	22.137140	6.10%	828
2013	17.548607	20.864105	18.89%	1,044
2012	16.193027	17.548607	8.37%	1,084
2011	15.133209	16.193027	7.00%	1,204
2010	13.367954	15.133209	13.21%	177
2009	11.114634	13.367954	20.27%	177
2008	16.072727	11.114634	-30.85%	1,190
2007	15.287971	16.072727	5.13%	428
2006	13.369024	15.287971	14.35%	119
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	0
2008	13.892332	8.506413	-38.77%	0
2007	15.914678	13.892332	-12.71%	0
2006	15.622711	15.914678	1.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.947197	9.690925	-2.58%	543
2014	10.051420	9.947197	-1.04%	4,681

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.072912	14.798086	-7.93%	0
2014	16.554554	16.072912	-2.91%	0
2013	14.488942	16.554554	14.26%	0
2012	13.383188	14.488942	8.26%	2
2011	14.393262	13.383188	-7.02%	9
2010	12.943469	14.393262	11.20%	54
2009	11.613339	12.943469	11.45%	0
2008	16.780832	11.613339	-30.79%	0
2007	15.555400	16.780832	7.88%	0
2006	13.652916	15.555400	13.93%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.683583	13.405476	-2.03%	2,506
2014	13.434163	13.683583	1.86%	2,579
2013	13.550919	13.434163	-0.86%	4,260
2012	12.583144	13.550919	7.69%	4,349
2011	12.537641	12.583144	0.36%	4,444
2010	11.766909	12.537641	6.55%	8,863
2009	9.952237	11.766909	18.23%	14,260
2008	10.940382	9.952237	-9.03%	9,530
2007	10.575637	10.940382	3.45%	9,657
2006	10.341756	10.575637	2.26%	7,089
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.016756	14.698109	-2.12%	24,076
2014	14.644250	15.016756	2.54%	25,780
2013	13.147371	14.644250	11.39%	26,503
2012	11.974613	13.147371	9.79%	27,734
2011	12.221123	11.974613	-2.02%	24,684
2010	11.035277	12.221123	10.75%	39,309
2009	9.047398	11.035277	21.97%	24,766
2008	12.287101	9.047398	-26.37%	24,806
2007	11.517879	12.287101	6.68%	24,849
2006	10.681338	11.517879	7.83%	24,888
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.569968	15.250512	-2.05%	3,558
2014	15.127960	15.569968	2.92%	3,908
2013	13.295195	15.127960	13.79%	4,267
2012	11.949934	13.295195	11.26%	4,664
2011	12.296505	11.949934	-2.82%	5,109
2010	10.930159	12.296505	12.50%	5,433
2009	8.641028	10.930159	26.49%	0
2008	13.068125	8.641028	-33.88%	0
2007	12.077926	13.068125	8.20%	0
2006	10.987647	12.077926	9.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.247758	15.903114	-2.12%	0
2014	15.764209	16.247758	3.07%	0
2013	13.195500	15.764209	19.47%	0
2012	11.642957	13.195500	13.33%	0
2011	12.176394	11.642957	-4.38%	0
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0
2008	13.596993	8.272037	-39.16%	0
2007	12.440804	13.596993	9.29%	0
2006	11.195544	12.440804	11.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.931087	13.202890	-22.02%	6,608
2014	19.724711	16.931087	-14.16%	7,143
2013	16.146646	19.724711	22.16%	8,000
2012	15.668033	16.146646	3.05%	13,701
2011	16.795613	15.668033	-6.71%	14,665
2010	14.324389	16.795613	17.25%	17,091
2009	9.864477	14.324389	45.21%	18,132
2008	21.987615	9.864477	-55.14%	18,829
2007	15.343753	21.987615	43.30%	14,761
2006	13.370886	15.343753	14.75%	8,572
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.810831	21.494481	-5.77%	18,479
2014	21.369676	22.810831	6.74%	18,252
2013	16.989318	21.369676	25.78%	19,939
2012	14.750481	16.989318	15.18%	26,396
2011	14.892313	14.750481	-0.95%	27,478
2010	13.169727	14.892313	13.08%	31,339
2009	10.304503	13.169727	27.81%	32,451
2008	18.312401	10.304503	-43.73%	34,576
2007	18.377949	18.312401	-0.36%	41,770
2006	15.572455	18.377949	18.02%	31,070
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.539551	25.814111	5.19%	1,270
2014	22.464534	24.539551	9.24%	615
2013	16.786436	22.464534	33.83%	1,160
2012	14.912234	16.786436	12.57%	1,417
2011	15.159132	14.912234	-1.63%	1,433
2010	12.437567	15.159132	21.88%	2,179
2009	9.877541	12.437567	25.92%	3,092
2008	19.051446	9.877541	-48.15%	3,365
2007	15.287281	19.051446	24.62%	11,606
2006	14.577120	15.287281	4.87%	2,984

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.904259	13.565521	-2.44%	28,222
2014	13.378745	13.904259	3.93%	31,863
2013	13.883368	13.378745	-3.63%	33,496
2012	13.360935	13.883368	3.91%	43,619
2011	12.685157	13.360935	5.33%	37,918
2010	11.986646	12.685157	5.83%	35,034
2009	10.549582	11.986646	13.62%	68,703
2008	11.105543	10.549582	-5.01%	60,996
2007	10.844196	11.105543	2.41%	73,020
2006	10.582306	10.844196	2.47%	45,913
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.526674	35.356804	-3.20%	11,582
2014	35.008988	36.526674	4.34%	13,263
2013	26.185373	35.008988	33.70%	16,994
2012	23.229340	26.185373	12.73%	29,999
2011	26.480213	23.229340	-12.28%	32,082
2010	20.930292	26.480213	26.52%	40,863
2009	15.220205	20.930292	37.52%	44,377
2008	25.612307	15.220205	-40.57%	42,551
2007	22.569273	25.612307	13.48%	42,508
2006	20.404472	22.569273	10.61%	38,458
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.770183	22.128001	1.64%	1,897
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.777689	29.318976	-4.74%	339
2014	29.365563	30.777689	4.81%	357
2013	22.923545	29.365563	28.10%	1,117
2012	18.334851	22.923545	25.03%	1,142
2011	20.483684	18.334851	-10.49%	1,149
2010	16.476816	20.483684	24.32%	1,150
2009	10.655087	16.476816	54.64%	410
2008	22.229288	10.655087	-52.07%	410
2007	21.426839	22.229288	3.75%	410
2006	18.769584	21.426839	14.16%	410

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	295
2013	10.067148	12.260892	21.79%	296
2012	8.871033	10.067148	13.48%	296
2011	9.156174	8.871033	-3.11%	296
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.951683	13.674555	-8.54%	11,812
2014	14.524375	14.951683	2.94%	15,919
2013	12.954481	14.524375	12.12%	15,700
2012	11.686925	12.954481	10.85%	32,282
2011	11.599971	11.686925	0.75%	28,230
2010	10.462580	11.599971	10.87%	28,859
2009	7.841436	10.462580	33.43%	30,290
2008	11.328748	7.841436	-30.78%	31,073
2007	11.097057	11.328748	2.09%	26,666
2006*	10.000000	11.097057	10.97%	10,913
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.913618	23.620681	-5.19%	2,899
2014	23.287348	24.913618	6.98%	5,037
2013	18.248147	23.287348	27.61%	5,425
2012	16.564188	18.248147	10.17%	9,116
2011	15.880295	16.564188	4.31%	10,006
2010	13.376801	15.880295	18.72%	10,587
2009	11.584978	13.376801	15.47%	15,906
2008	16.150306	11.584978	-28.27%	15,826
2007	16.867731	16.150306	-4.25%	16,934
2006	14.635223	16.867731	15.25%	19,779
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.074607	29.229900	-8.87%	9,827
2014	32.411142	32.074607	-1.04%	10,780
2013	24.176676	32.411142	34.06%	11,525
2012	20.754378	24.176676	16.49%	11,872
2011	21.915273	20.754378	-5.30%	12,652
2010	17.369292	21.915273	26.17%	11,398
2009	13.666982	17.369292	27.09%	20,156
2008	20.736007	13.666982	-34.09%	9,723
2007	21.588889	20.736007	-3.95%	7,557
2006	18.754252	21.588889	15.11%	14,023
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.327694	7.379098	-20.89%	3,929
2014*	10.000000	9.327694	-6.72%	4,116

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.564395	19.841566	-7.99%	5,822
2014	24.660268	21.564395	-12.55%	6,852
2013	20.379728	24.660268	21.00%	0
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
2008	23.605325	13.848383	-41.33%	0
2007	20.779294	23.605325	13.60%	0
2006	17.387393	20.779294	19.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.753773	9.184531	-5.84%	25,565
2014	9.733945	9.753773	0.20%	31,125
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.093885	14.527137	3.07%	0
2014	13.241411	14.093885	6.44%	0
2013	9.625937	13.241411	37.56%	0
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.845782	13.766181	-0.57%	837
2014	13.065937	13.845782	5.97%	837
2013	9.720326	13.065937	34.42%	837
2012*	10.000000	9.720326	-2.80%	1,925

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.558006	14.031260	-9.81%	5,926
2014	16.689770	15.558006	-6.78%	4,601
2013	13.554536	16.689770	23.13%	6,376
2012	11.558890	13.554536	17.27%	5,866
2011	12.658677	11.558890	-8.69%	7,678
2010	11.837444	12.658677	6.94%	3,220
2009*	10.000000	11.837444	18.37%	3,220
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.767901	10.826354	-8.00%	3,519
2014	11.735716	11.767901	0.27%	1,621
2013	10.793279	11.735716	8.73%	5,838
2012*	10.000000	10.793279	7.93%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.636142	12.642371	-7.29%	661
2014	12.846881	13.636142	6.14%	661
2013	10.047642	12.846881	27.86%	0
2012*	10.000000	10.047642	0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.262259	22.984024	-1.20%	0
2014	21.841141	23.262259	6.51%	0
2013	18.527280	21.841141	17.89%	0
2012	16.607932	18.527280	11.56%	0
2011	16.651767	16.607932	-0.26%	0
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	275
2008	15.334560	12.665775	-17.40%	287
2007	14.131476	15.334560	8.51%	366
2006	13.006046	14.131476	8.65%	359
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.766197	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.252806	32.220910	10.15%	3,935
2014	27.407642	29.252806	6.73%	3,573
2013	21.280441	27.407642	28.79%	6,497
2012	17.461218	21.280441	21.87%	4,476
2011	19.068241	17.461218	-8.43%	3,742
2010	18.198945	19.068241	4.78%	6,167
2009	12.666338	18.198945	43.68%	5,405
2008	23.114947	12.666338	-45.20%	3,860
2007	17.193769	23.114947	34.44%	2,301
2006	16.012813	17.193769	7.38%	122

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.248429	14.671792	2.97%	353
2014	13.242263	14.248429	7.60%	1,415
2013	9.939732	13.242263	33.23%	3,022
2012*	10.000000	9.939732	-0.60%	3,177
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	29.134916	26.144451	-10.26%	2,977
2014	33.685224	29.134916	-13.51%	3,327
2013	29.954850	33.685224	12.45%	3,823
2012	26.897782	29.954850	11.37%	5,219
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.552508	39.649038	44.29%	0
2006	21.815277	31.552508	44.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.217400	7.250773	-21.34%	0
2014	9.822798	9.217400	-6.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.911061	12.431862	-3.71%	0
2014	14.184069	12.911061	-8.97%	677
2013	10.207292	14.184069	38.96%	783
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.453783	26.762192	-2.52%	11,845
2014	25.317220	27.453783	8.44%	13,168
2013	18.974532	25.317220	33.43%	15,523
2012	16.640806	18.974532	14.02%	17,003
2011	16.990082	16.640806	-2.06%	20,497
2010	15.524850	16.990082	9.44%	13,439
2009	12.884544	15.524850	20.49%	30,617
2008	19.469028	12.884544	-33.82%	4,162
2007	18.390788	19.469028	5.86%	4,303
2006	15.508758	18.390788	18.58%	6,867
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.783438	15.466300	4.62%	6,649
2014	14.855551	14.783438	-0.49%	4,801
2013	11.828295	14.855551	25.59%	4,438
2012	10.369104	11.828295	14.07%	3,262
2011	10.728047	10.369104	-3.35%	2,633
2010*	10.000000	10.728047	7.28%	2,033
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.716533	-2.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	0
2013	13.275050	17.232436	29.81%	0
2012	11.002007	13.275050	20.66%	0
2011	11.283324	11.002007	-2.49%	0
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.168908	20.845233	-5.97%	12,122
2014	19.946708	22.168908	11.14%	12,483
2013	15.394976	19.946708	29.57%	16,908
2012	13.671001	15.394976	12.61%	20,450
2011	13.825581	13.671001	-1.12%	21,477
2010	12.417195	13.825581	11.34%	32,114
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.299178	14.208866	-0.63%	142,451
2014	13.840957	14.299178	3.31%	148,933
2013	11.409307	13.840957	21.31%	168,643
2012	10.020388	11.409307	13.86%	169,561
2011	10.089236	10.020388	-0.68%	156,049
2010	9.153218	10.089236	10.23%	165,292
2009	7.537242	9.153218	21.44%	164,751
2008	10.907812	7.537242	-30.90%	150,675
2007	10.444700	10.907812	4.43%	170,739
2006*	10.000000	10.444700	4.45%	88,298
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.475254	11.265560	-1.83%	11,061
2014	11.108794	11.475254	3.30%	9,026
2013	11.587676	11.108794	-4.13%	10,159
2012	11.219328	11.587676	3.28%	22,169
2011	10.783999	11.219328	4.04%	22,963
2010	10.339936	10.783999	4.29%	23,152
2009	9.369657	10.339936	10.36%	18,908
2008	10.565011	9.369657	-11.31%	9,434
2007	10.426790	10.565011	1.33%	7,127
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.124041	15.855794	4.84%	11,318
2014	15.092915	15.124041	0.21%	8,955
2013	11.923253	15.092915	26.58%	10,374
2012	9.925368	11.923253	20.13%	13,444
2011	11.121844	9.925368	-10.76%	14,456
2010	10.154988	11.121844	9.52%	17,784
2009	7.288016	10.154988	39.34%	19,032
2008	12.070327	7.288016	-39.62%	15,672
2007	10.726774	12.070327	12.53%	16,828
2006*	10.000000	10.726774	7.27%	4,371

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.462710	15.145964	4.72%	22,353
2014	13.600737	14.462710	6.34%	24,055
2013	10.664096	13.600737	27.54%	22,494
2012	9.231445	10.664096	15.52%	31,161
2011	9.842687	9.231445	-6.21%	36,393
2010	8.462921	9.842687	16.30%	34,510
2009	6.197142	8.462921	36.56%	26,394
2008	11.289658	6.197142	-45.11%	28,591
2007	10.254148	11.289658	10.10%	26,597
2006*	10.000000	10.254148	2.54%	14,539
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.171150	13.101235	-0.53%	19,931
2014	12.143349	13.171150	8.46%	6,122
2013	9.280938	12.143349	30.84%	6,666
2012	8.057376	9.280938	15.19%	12,674
2011	8.375360	8.057376	-3.80%	13,141
2010	7.669690	8.375360	9.20%	14,226
2009	5.964017	7.669690	28.60%	13,011
2008	9.786217	5.964017	-39.06%	1,442
2007*	10.000000	9.786217	-2.14%	985
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.940363	19.109692	-4.17%	1,684
2014	19.760630	19.940363	0.91%	1,703
2013	18.755489	19.760630	5.36%	255
2012	16.639082	18.755489	12.72%	255
2011	16.287204	16.639082	2.16%	255
2010	14.627741	16.287204	11.34%	256
2009	10.181901	14.627741	43.66%	1,151
2008	14.369521	10.181901	-29.14%	1,152
2007	14.160558	14.369521	1.48%	1,245
2006	13.010580	14.160558	8.84%	1,298
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.650395	22.675525	-8.01%	4,910
2014	22.998312	24.650395	7.18%	5,682
2013	17.274269	22.998312	33.14%	5,572
2012	14.856263	17.274269	16.28%	5,694
2011	15.492312	14.856263	-4.11%	6,657
2010	13.637622	15.492312	13.60%	6,609
2009	10.804956	13.637622	26.22%	9,075
2008	17.490950	10.804956	-38.23%	11,803
2007	18.252744	17.490950	-4.17%	32,738
2006	16.051165	18.252744	13.72%	30,046
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.484322	10.943577	-4.71%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.150671	10.778967	-3.33%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.896912	12.539184	-2.77%	116
2014	12.299836	12.896912	4.85%	1,892
2013	8.708625	12.299836	41.24%	3,969
2012	7.575239	8.708625	14.96%	3,995
2011	8.713869	7.575239	-13.07%	4,472
2010	7.674674	8.713869	13.54%	1,752
2009	5.098914	7.674674	50.52%	2,031
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.842112	14.543528	-2.01%	14,062
2014	13.648971	14.842112	8.74%	16,476
2013	10.011241	13.648971	36.34%	17,177
2012	9.134578	10.011241	9.60%	18,475
2011	9.596199	9.134578	-4.81%	19,679
2010	7.892510	9.596199	21.59%	17,721
2009	6.110181	7.892510	29.17%	60,113
2008*	10.000000	6.110181	-38.90%	73,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.435649	12.107042	-2.64%	15,054
2014	12.117125	12.435649	2.63%	14,166
2013	10.739944	12.117125	12.82%	15,056
2012	9.827937	10.739944	9.28%	13,926
2011	10.123577	9.827937	-2.92%	30,192
2010	9.318454	10.123577	8.64%	30,809
2009	7.903416	9.318454	17.90%	7,427
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.673240	12.304774	-2.91%	75,271
2014	12.301449	12.673240	3.02%	66,864
2013	10.310816	12.301449	19.31%	71,238
2012	9.220877	10.310816	11.82%	67,853
2011	9.705119	9.220877	-4.99%	70,634
2010	8.775630	9.705119	10.59%	69,067
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.723899	11.451654	-2.32%	8,918
2014	11.529829	11.723899	1.68%	9,643
2013	11.166474	11.529829	3.25%	10,372
2012	10.556847	11.166474	5.77%	11,124
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.567429	12.234537	-2.65%	76,726
2014	12.213602	12.567429	2.90%	81,144
2013	10.536222	12.213602	15.92%	85,505
2012	9.529175	10.536222	10.57%	143,201
2011	9.915082	9.529175	-3.89%	150,451
2010	9.047478	9.915082	9.59%	156,261
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.604625	12.215941	-3.08%	5,390
2014	12.250727	12.604625	2.89%	6,152
2013	10.017858	12.250727	22.29%	6,963
2012	8.885150	10.017858	12.75%	7,910
2011	9.471826	8.885150	-6.19%	8,940
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.258239	11.933614	-2.65%	5,161
2014	11.968960	12.258239	2.42%	5,418
2013	10.934659	11.968960	9.46%	5,683
2012	10.098600	10.934659	8.28%	5,930
2011	10.290272	10.098600	-1.86%	5,991
2010	9.591116	10.290272	7.29%	13,362
2009	8.282650	9.591116	15.80%	13,476
2008*	10.000000	8.282650	-17.17%	7,441

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.088315	11.790163	-2.47%	6,108
2014	11.735766	12.088315	3.00%	8,815
2013	12.185985	11.735766	-3.69%	10,009
2012	11.522414	12.185985	5.76%	10,071
2011	11.021687	11.522414	4.54%	11,223
2010	10.489872	11.021687	5.07%	8,331
2009	9.817027	10.489872	6.85%	24,462
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.099503	12.823240	-2.11%	579
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	407
2011	11.972943	12.494405	4.36%	607
2010	11.254404	11.972943	6.38%	630
2009	9.822838	11.254404	14.57%	1,965
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.042910	24.763164	-17.57%	2,779
2014	32.387391	30.042910	-7.24%	2,829
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
2008	49.331720	20.421084	-58.60%	0
2007	34.532168	49.331720	42.86%	0
2006	25.743289	34.532168	34.14%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.782639	12.564431	-1.71%	17,607
2014	12.422870	12.782639	2.90%	19,902
2013	13.158533	12.422870	-5.59%	19,417
2012	12.976355	13.158533	1.40%	22,907
2011	12.294754	12.976355	5.54%	21,061
2010	11.924444	12.294754	3.11%	29,409
2009	11.801052	11.924444	1.05%	57,350
2008	11.133461	11.801052	6.00%	87,428
2007	10.559563	11.133461	5.43%	63,792
2006	10.383839	10.559563	1.69%	41,775

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.757950	8.340239	-4.77%	2,089
2014	8.964887	8.757950	-2.31%	2,389
2013	7.749583	8.964887	15.68%	4,249
2012	6.835126	7.749583	13.38%	4,009
2011	7.717855	6.835126	-11.44%	4,005
2010	6.940738	7.717855	11.20%	4,167
2009	5.448853	6.940738	27.38%	5,493
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	214
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	223
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	2,094
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.996480	23.376838	-2.58%	6,099
2014	23.228642	23.996480	3.31%	6,597
2013	18.551422	23.228642	25.21%	6,005
2012	16.266809	18.551422	14.04%	6,346
2011	17.207273	16.266809	-5.47%	10,164
2010	15.255212	17.207273	12.80%	11,797
2009	12.187565	15.255212	25.17%	8,728
2008	19.611669	12.187565	-37.86%	8,784
2007	18.811454	19.611669	4.25%	10,483
2006	16.357271	18.811454	15.00%	8,554
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	1,893
2013	13.296005	14.839596	11.61%	2,069
2012	12.353220	13.296005	7.63%	2,251
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.445293	17.074860	-2.12%	6,520
2014	16.850710	17.445293	3.53%	6,889
2013	14.330900	16.850710	17.58%	7,247
2012	12.975019	14.330900	10.45%	4,766
2011	13.310100	12.975019	-2.52%	12,056
2010	12.073858	13.310100	10.24%	5,483
2009*	10.000000	12.073858	20.74%	482

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.920261	13.733797	-1.34%	18,891
2014	13.616857	13.920261	2.23%	17,105
2013	13.200453	13.616857	3.15%	17,282
2012	12.755443	13.200453	3.49%	17,454
2011	12.593285	12.755443	1.29%	17,805
2010	12.085834	12.593285	4.20%	17,872
2009	11.259468	12.085834	7.34%	5,481
2008	12.175906	11.259468	-7.53%	5,529
2007	11.743052	12.175906	3.69%	0
2006	11.240596	11.743052	4.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.157395	18.787779	-1.93%	82,661
2014	18.509872	19.157395	3.50%	115,319
2013	16.128952	18.509872	14.76%	117,860
2012	14.792455	16.128952	9.03%	139,270
2011	15.038547	14.792455	-1.64%	188,284
2010	13.779143	15.038547	9.14%	142,069
2009	11.754010	13.779143	17.23%	72,892
2008	15.552908	11.754010	-24.43%	98,980
2007	14.960495	15.552908	3.96%	108,590
2006	13.653042	14.960495	9.58%	111,213
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.971809	21.462451	-2.32%	124,032
2014	21.274489	21.971809	3.28%	128,366
2013	17.666886	21.274489	20.42%	133,319
2012	15.783031	17.666886	11.94%	121,171
2011	16.387640	15.783031	-3.69%	137,933
2010	14.759653	16.387640	11.03%	143,971
2009	12.058324	14.759653	22.40%	130,390
2008	17.861621	12.058324	-32.49%	126,535
2007	17.101815	17.861621	4.44%	138,240
2006	15.172866	17.101815	12.71%	53,209

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.612778	16.341968	-1.63%	14,783
2014	16.118956	16.612778	3.06%	14,909
2013	14.825135	16.118956	8.73%	13,378
2012	13.945554	14.825135	6.31%	14,268
2011	13.885416	13.945554	0.43%	30,051
2010	13.003655	13.885416	6.78%	34,715
2009	11.535373	13.003655	12.73%	36,961
2008	13.798951	11.535373	-16.40%	41,367
2007	13.248273	13.798951	4.16%	45,046
2006	12.417219	13.248273	6.69%	27,253
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.059889	22.753747	3.15%	45,264
2014	20.650430	22.059889	6.83%	46,396
2013	15.398590	20.650430	34.11%	53,981
2012	13.215069	15.398590	16.52%	79,767
2011	13.773149	13.215069	-4.05%	102,417
2010	12.898447	13.773149	6.78%	127,293
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.930687	9.552209	-3.81%	3,547
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.126626	9.978700	-1.46%	3,458
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.597035	32.221668	-4.09%	2,557
2014	31.203815	33.597035	7.67%	1,993
2013	23.834214	31.203815	30.92%	3,407
2012	20.619756	23.834214	15.59%	2,394
2011	21.501436	20.619756	-4.10%	2,632
2010	17.314144	21.501436	24.18%	3,477
2009	12.866511	17.314144	34.57%	6,910
2008	20.580401	12.866511	-37.48%	7,266
2007	19.446772	20.580401	5.83%	8,994
2006	17.983657	19.446772	8.14%	8,034
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.603961	9.450299	-1.60%	26,134
2014	9.760122	9.603961	-1.60%	56,685
2013	9.918820	9.760122	-1.60%	39,955
2012	10.080544	9.918820	-1.60%	45,945
2011	10.243993	10.080544	-1.60%	79,479
2010	10.410549	10.243993	-1.60%	71,159
2009	10.575386	10.410549	-1.56%	32,507
2008	10.531068	10.575386	0.42%	76,635
2007	10.213733	10.531068	3.11%	87,973
2006	9.929517	10.213733	2.86%	74,644

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.107336	14.435943	-4.44%	13,673
2014	14.779017	15.107336	2.22%	14,314
2013	15.190129	14.779017	-2.71%	11,340
2012	13.753001	15.190129	10.45%	13,380
2011	13.241444	13.753001	3.86%	15,154
2010	12.168368	13.241444	8.82%	15,365
2009	9.942246	12.168368	22.39%	12,692
2008	12.216298	9.942246	-18.61%	10,086
2007	11.867168	12.216298	2.94%	11,894
2006	11.503052	11.867168	3.17%	7,256
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.623347	10.384934	-2.24%	23,687
2014	10.944064	10.623347	-2.93%	25,499
2013	9.185849	10.944064	19.14%	25,323
2012	8.081307	9.185849	13.67%	25,126
2011	9.086965	8.081307	-11.07%	26,171
2010	8.114390	9.086965	11.99%	24,241
2009	6.058679	8.114390	33.93%	56,914
2008*	10.000000	6.058679	-39.41%	63,872
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.248707	14.202581	-6.86%	2,192
2014	17.157025	15.248707	-11.12%	2,260
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
2006	17.863159	21.516083	20.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.182311	14.392141	1.48%	11,138
2014	13.085001	14.182311	8.39%	10,370
2013	9.893093	13.085001	32.26%	13,181
2012	8.657050	9.893093	14.28%	14,535
2011	9.091405	8.657050	-4.78%	18,924
2010	8.009068	9.091405	13.51%	27,899
2009	6.292346	8.009068	27.28%	38,996
2008*	10.000000	6.292346	-37.08%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.462609	12.791946	-4.98%	5,008
2014	12.410294	13.462609	8.48%	3,590
2013	9.340331	12.410294	32.87%	4,609
2012	8.072481	9.340331	15.71%	6,360
2011	8.735710	8.072481	-7.59%	7,184
2010	7.874053	8.735710	10.94%	5,321
2009	6.280491	7.874053	25.37%	2,852
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.209370	13.933674	-1.94%	19,334
2014	13.922552	14.209370	2.06%	21,573
2013	10.207959	13.922552	36.39%	20,919
2012	9.049132	10.207959	12.81%	18,224
2011	9.624361	9.049132	-5.98%	20,036
2010	7.733736	9.624361	24.45%	19,232
2009	6.202867	7.733736	24.68%	36,023
2008*	10.000000	6.202867	-37.97%	23,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.091435	16.332646	-4.44%	11,597
2014	14.843036	17.091435	15.15%	13,990
2013	11.117741	14.843036	33.51%	15,259
2012	9.711509	11.117741	14.48%	15,933
2011	10.103648	9.711509	-3.88%	17,230
2010	8.582814	10.103648	17.72%	16,706
2009	6.685366	8.582814	28.38%	34,054
2008*	10.000000	6.685366	-33.15%	47,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.281846	22.041440	-1.08%	1,772
2014	22.083646	22.281846	0.90%	1,800
2013	15.590460	22.083646	41.65%	2,194
2012	14.010209	15.590460	11.28%	2,550
2011	14.361230	14.010209	-2.44%	3,026
2010	11.665889	14.361230	23.10%	5,582
2009	9.321418	11.665889	25.15%	6,528
2008	17.719173	9.321418	-47.39%	5,295
2007	16.446395	17.719173	7.74%	4,898
2006	16.228647	16.446395	1.34%	1,891

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.513737	30.903389	-7.79%	1,613
2014	31.900538	33.513737	5.06%	1,641
2013	23.152434	31.900538	37.78%	2,303
2012	19.558424	23.152434	18.38%	2,109
2011	21.022225	19.558424	-6.96%	2,571
2010	16.891763	21.022225	24.45%	3,231
2009	13.639292	16.891763	23.85%	3,528
2008	20.474906	13.639292	-33.39%	3,759
2007	22.431312	20.474906	-8.72%	3,808
2006	19.466836	22.431312	15.23%	2,307
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.538217	28.514738	-3.46%	1,384
2014	29.852578	29.538217	-1.05%	1,655
2013	21.584842	29.852578	38.30%	2,089
2012	19.037780	21.584842	13.38%	2,742
2011	20.538617	19.037780	-7.31%	4,925
2010	16.700576	20.538617	22.98%	6,953
2009	12.625283	16.700576	32.28%	8,167
2008	20.814123	12.625283	-39.34%	10,402
2007	20.761119	20.814123	0.26%	11,608
2006	18.879084	20.761119	9.97%	16,267
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.878120	21.670555	-0.95%	14,839
2014	19.884247	21.878120	10.03%	17,402
2013	15.450290	19.884247	28.70%	17,385
2012	13.792245	15.450290	12.02%	17,759
2011	13.963239	13.792245	-1.22%	18,851
2010	12.532874	13.963239	11.41%	17,515
2009	10.144166	12.532874	23.55%	44,688
2008	17.656561	10.144166	-42.55%	56,574
2007	16.632365	17.656561	6.16%	52,891
2006	14.904674	16.632365	11.59%	41,666
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.888310	12.892526	-7.17%	2,494
2014	10.974612	13.888310	26.55%	5,157
2013	10.859827	10.974612	1.06%	4,717
2012	9.548921	10.859827	13.73%	7,313
2011	9.142631	9.548921	4.44%	16,712
2010	7.156887	9.142631	27.75%	30,767
2009	5.572806	7.156887	28.43%	29,688
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.990655	12.903330	-0.67%	3,631
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.334346	10.134303	-1.94%	3,996
2014	10.450771	10.334346	-1.11%	4,077
2013	10.609527	10.450771	-1.50%	4,032
2012	10.415485	10.609527	1.86%	8,090
2011	10.448755	10.415485	-0.32%	6,876
2010	10.367761	10.448755	0.78%	16,682
2009	9.836967	10.367761	5.40%	17,152
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.905266	12.078820	-6.40%	0
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.611837	13.816837	-5.44%	15,923
2014	16.166548	14.611837	-9.62%	17,056
2013	13.680366	16.166548	18.17%	17,175
2012	11.628298	13.680366	17.65%	17,465
2011	13.493927	11.628298	-13.83%	19,166
2010	12.894893	13.493927	4.65%	14,140
2009*	10.000000	12.894893	28.95%	43,357
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.513430	29.330103	-0.62%	134
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.308321	10.162021	-1.42%	5,672
2014	10.412426	10.308321	-1.00%	6,651
2013	10.516856	10.412426	-0.99%	7,813
2012	10.217747	10.516856	2.93%	7,661
2011	10.353523	10.217747	-1.31%	8,125
2010	9.993690	10.353523	3.60%	6,421
2009	8.961825	9.993690	11.51%	22,381
2008	10.520337	8.961825	-14.81%	46,879
2007	10.205378	10.520337	3.09%	54,106
2006	9.952665	10.205378	2.54%	33,975
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.256053	23.757299	-2.06%	2,230
2014	22.331964	24.256053	8.62%	3,218
2013	16.492999	22.331964	35.40%	3,257
2012	15.103511	16.492999	9.20%	3,370
2011	15.836435	15.103511	-4.63%	3,440
2010	13.099765	15.836435	20.89%	5,659
2009	10.129439	13.099765	29.32%	4,206
2008	16.999583	10.129439	-40.41%	4,216
2007	16.055160	16.999583	5.88%	58,712
2006	14.349244	16.055160	11.89%	46,026

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.496880	30.090800	2.01%	11,619
2014	29.372625	29.496880	0.42%	10,650
2013	23.505623	29.372625	24.96%	0
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
2008	23.938117	14.054712	-41.29%	0
2007	22.934794	23.938117	4.37%	0
2006	19.858496	22.934794	15.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.031931	9.625427	-4.05%	1,664
2014	9.947216	10.031931	0.85%	1,679
2013	10.146203	9.947216	-1.96%	5,950
2012*	10.000000	10.146203	1.46%	2,554
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.015644	9.146919	1.46%	720
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.227876	23.566334	1.46%	16,013
2014	21.381734	23.227876	8.63%	18,702
2013	16.531856	21.381734	29.34%	18,142
2012	14.408177	16.531856	14.74%	17,430
2011	14.688167	14.408177	-1.91%	15,691
2010	12.887321	14.688167	13.97%	15,395
2009	10.232409	12.887321	25.95%	39,664
2008	16.943761	10.232409	-39.61%	45,560
2007	16.534344	16.943761	2.48%	45,001
2006	14.641582	16.534344	12.93%	41,349
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	35.207989	32.533439	-7.60%	4,825
2014	32.045669	35.207989	9.87%	5,248
2013	23.158650	32.045669	38.37%	4,749
2012	20.001744	23.158650	15.78%	13,275
2011	20.822521	20.001744	-3.94%	16,397
2010	17.196075	20.822521	21.09%	21,959
2009	12.766925	17.196075	34.69%	21,917
2008	20.928584	12.766925	-39.00%	33,066
2007	21.571062	20.928584	-2.98%	28,650
2006	19.118454	21.571062	12.83%	14,537
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	3,024
2012*	10.000000	10.602967	6.03%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.116675	8.758631	-3.93%	0
2014	9.136582	9.116675	-0.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.703429	10.689839	-8.66%	329
2014	11.858036	11.703429	-1.30%	329
2013	12.897848	11.858036	-8.06%	329
2012	12.456362	12.897848	3.54%	329
2011	11.675695	12.456362	6.69%	329
2010	10.848770	11.675695	7.62%	329
2009*	10.000000	10.848770	8.49%	329
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.385207	11.226438	-1.39%	24,011
2014	11.484399	11.385207	-0.86%	19,885
2013	11.698304	11.484399	-1.83%	22,885
2012	11.242559	11.698304	4.05%	15,793
2011	11.310867	11.242559	-0.60%	18,829
2010	10.928078	11.310867	3.50%	26,097
2009*	10.000000	10.928078	9.28%	23,023
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.626842	10.491897	-1.27%	12,657
2014	10.367567	10.626842	2.50%	15,783
2013	10.756996	10.367567	-3.62%	25,490
2012	9.983857	10.756996	7.74%	15,797
2011*	10.000000	9.983857	-0.16%	6,870
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.364072	18.529794	-9.01%	0
2014	18.689277	20.364072	8.96%	0
2013	13.998668	18.689277	33.51%	0
2012	11.941532	13.998668	17.23%	207
2011	12.725984	11.941532	-6.16%	209
2010	11.307063	12.725984	12.55%	200
2009	8.851975	11.307063	27.73%	197
2008	14.674939	8.851975	-39.68%	199
2007	15.873489	14.674939	-7.55%	321
2006	13.916589	15.873489	14.06%	311
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
2007	20.088657	21.419267	6.62%	0
2006	15.983722	20.088657	25.68%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.375976	20.671929	-7.62%	0
2014	20.725103	22.375976	7.97%	0
2013	14.654259	20.725103	41.43%	0
2012	13.038025	14.654259	12.40%	0
2011	16.128426	13.038025	-19.16%	0
2010	13.568489	16.128426	18.87%	0
2009	8.413264	13.568489	61.27%	0
2008	13.578796	8.413264	-38.04%	0
2007	13.078796	13.578796	3.82%	0
2006	12.605700	13.078796	3.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.177929	31.184755	10.67%	4,842
2014	21.822141	28.177929	29.13%	6,321
2013	14.734130	21.822141	48.11%	4,022
2012	11.430744	14.734130	28.90%	288
2011	10.523301	11.430744	8.62%	308
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.850372	12.539528	-2.42%	0
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
2010	10.590879	11.136196	5.15%	0
2009	9.840028	10.590879	7.63%	0
2008	11.167683	9.840028	-11.89%	27,523
2007	10.787340	11.167683	3.53%	44,374
2006	10.585324	10.787340	1.91%	27,080
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
2006	15.026650	16.384383	9.04%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.209095	-17.91%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.412079	5.508765	-34.51%	2,707
2014	10.567866	8.412079	-20.40%	3,143
2013	9.716203	10.567866	8.77%	4,009
2012*	10.000000	9.716203	-2.84%	4,113

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.151933	22.124780	-4.44%	223
2014	23.978696	23.151933	-3.45%	369
2013	16.220645	23.978696	47.83%	561
2012	15.282160	16.220645	6.14%	618
2011	16.278442	15.282160	-6.12%	752
2010	13.049273	16.278442	24.75%	1,070
2009	8.687827	13.049273	50.20%	1,184

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.429387	11.094662	-2.93%	2,761
2014	11.151988	11.429387	2.49%	2,861
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	395
2011	13.965093	14.568916	4.32%	396
2010	12.588102	13.965093	10.94%	4,525
2009	10.635157	12.588102	18.36%	14,927
2008	18.234239	10.635157	-41.67%	17,642
2007	17.682415	18.234239	3.12%	22,116
2006	15.368090	17.682415	15.06%	23,691
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.083346	31.612211	-7.25%	616
2014	31.809470	34.083346	7.15%	962
2013	23.498981	31.809470	35.37%	2,223
2012	20.169062	23.498981	16.51%	46,637
2011	22.441763	20.169062	-10.13%	54,294
2010	18.025144	22.441763	24.50%	60,097
2009	12.847226	18.025144	40.30%	37,390
2008	20.330966	12.847226	-36.81%	32,253
2007	20.362893	20.330966	-0.16%	3,782
2006	18.128936	20.362893	12.32%	3,754
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.373647	12.828321	-4.08%	58,293
2014	13.163643	13.373647	1.60%	74,885
2013	14.624601	13.163643	-9.99%	98,026
2012	13.847781	14.624601	5.61%	165,826
2011	12.599605	13.847781	9.91%	153,467
2010	12.187068	12.599605	3.39%	217,405
2009	11.243069	12.187068	8.40%	300,495
2008	11.616236	11.243069	-3.21%	143,280
2007	10.787966	11.616236	7.68%	127,912
2006	10.797069	10.787966	-0.08%	147,467

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	401
2012	14.491214	16.311980	12.56%	402
2011	14.324589	14.491214	1.16%	427
2010	12.791734	14.324589	11.98%	2,700
2009	11.043504	12.791734	15.83%	4,111
2008	17.203758	11.043504	-35.81%	6,714
2007	17.570143	17.203758	-2.09%	8,318
2006	15.292793	17.570143	14.89%	8,775
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.912332	22.178321	-3.20%	10,064
2014	20.042136	22.912332	14.32%	10,197
2013	15.687623	20.042136	27.76%	10,952
2012	13.724321	15.687623	14.31%	11,875
2011	14.072724	13.724321	-2.48%	14,798
2010	12.026450	14.072724	17.01%	21,311
2009	9.420649	12.026450	27.66%	23,571
2008	12.688800	9.420649	-25.76%	84,352
2007	13.223600	12.688800	-4.04%	47,522
2006	11.182961	13.223600	18.25%	20,029
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.032422	14.636371	-2.63%	45,449
2014	14.994880	15.032422	0.25%	55,611
2013	13.325434	14.994880	12.53%	86,845
2012	12.321456	13.325434	8.15%	55,124
2011	13.000998	12.321456	-5.23%	52,628
2010	12.043434	13.000998	7.95%	33,705
2009*	10.000000	12.043434	20.43%	21,056
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.772198	-2.28%	22,564
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	161
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.646506	32.320437	-3.94%	9,255
2014	32.544252	33.646506	3.39%	10,736
2013	23.515604	32.544252	38.39%	25,071
2012	20.658938	23.515604	13.83%	12,645
2011	20.887287	20.658938	-1.09%	13,605
2010	16.878256	20.887287	23.75%	20,767
2009	13.726260	16.878256	22.96%	27,628
2008	20.202242	13.726260	-32.06%	93,681
2007	20.678506	20.202242	-2.30%	39,032
2006	18.376258	20.678506	12.53%	52,757
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.378637	24.184602	-0.80%	43,460
2014	21.915734	24.378637	11.24%	45,700
2013	16.919025	21.915734	29.53%	63,204
2012	14.898131	16.919025	13.56%	54,724
2011	14.906019	14.898131	-0.05%	79,607
2010	13.232351	14.906019	12.65%	108,590
2009	10.674260	13.232351	23.97%	134,161
2008	17.316115	10.674260	-38.36%	146,749
2007	16.771098	17.316115	3.25%	181,326
2006	14.801006	16.771098	13.31%	195,335
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.003955	21.053590	-4.32%	6,515
2014	20.749127	22.003955	6.05%	6,332
2013	17.460762	20.749127	18.83%	20,072
2012	16.120166	17.460762	8.32%	21,608
2011	15.072767	16.120166	6.95%	41,407
2010	13.321316	15.072767	13.15%	18,990
2009	11.081494	13.321316	20.21%	20,969
2008	16.032965	11.081494	-30.88%	69,496
2007	15.257937	16.032965	5.08%	38,865
2006	13.349526	15.257937	14.30%	49,024
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	758
2009	8.481035	10.490067	23.69%	1,719
2008	13.857955	8.481035	-38.80%	2,499
2007	15.883417	13.857955	-12.75%	2,923
2006	15.599935	15.883417	1.82%	3,246
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.938750	9.677776	-2.63%	14,890
2014	10.047989	9.938750	-1.09%	551,912

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.976164	14.701530	-7.98%	0
2014	16.463274	15.976164	-2.96%	0
2013	14.416376	16.463274	14.20%	0
2012	13.322947	14.416376	8.21%	138
2011	14.335746	13.322947	-7.06%	821
2010	12.898309	14.335746	11.14%	1,571
2009	11.578706	12.898309	11.40%	733
2008	16.739323	11.578706	-30.83%	1,557
2007	15.524848	16.739323	7.82%	1,713
2006	13.632999	15.524848	13.88%	1,750
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.601205	13.318006	-2.08%	45,611
2014	13.360071	13.601205	1.80%	61,526
2013	13.483014	13.360071	-0.91%	71,688
2012	12.526479	13.483014	7.64%	84,585
2011	12.487507	12.526479	0.31%	90,525
2010	11.725828	12.487507	6.50%	159,501
2009	9.922522	11.725828	18.17%	189,163
2008	10.913274	9.922522	-9.08%	107,709
2007	10.554827	10.913274	3.40%	113,029
2006	10.326635	10.554827	2.21%	91,753
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.943153	14.618643	-2.17%	29,082
2014	14.579871	14.943153	2.49%	25,022
2013	13.096219	14.579871	11.33%	24,071
2012	11.934095	13.096219	9.74%	29,931
2011	12.185958	11.934095	-2.07%	48,153
2010	11.009109	12.185958	10.69%	53,142
2009	9.030532	11.009109	21.91%	54,338
2008	12.270447	9.030532	-26.40%	39,071
2007	11.508159	12.270447	6.62%	22,559
2006	10.677738	11.508159	7.78%	27,934
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.493642	15.168034	-2.10%	70,469
2014	15.061455	15.493642	2.87%	71,878
2013	13.243470	15.061455	13.73%	83,433
2012	11.909512	13.243470	11.20%	71,383
2011	12.261133	11.909512	-2.87%	81,683
2010	10.904247	12.261133	12.44%	78,219
2009	8.624928	10.904247	26.43%	80,142
2008	13.050422	8.624928	-33.91%	26,917
2007	12.067730	13.050422	8.14%	20,503
2006	10.983946	12.067730	9.87%	14,844

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.168132	15.817139	-2.17%	8,422
2014	15.694928	16.168132	3.02%	11,468
2013	13.144174	15.694928	19.41%	22,856
2012	11.603570	13.144174	13.28%	35,467
2011	12.141367	11.603570	-4.43%	62,730
2010	10.652237	12.141367	13.98%	46,960
2009	8.256627	10.652237	29.01%	35,023
2008	13.578595	8.256627	-39.19%	34,044
2007	12.430320	13.578595	9.24%	10,992
2006	11.191771	12.430320	11.07%	11,176
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.848051	13.131447	-22.06%	11,519
2014	19.637967	16.848051	-14.21%	11,149
2013	16.083805	19.637967	22.10%	15,327
2012	15.615016	16.083805	3.00%	20,588
2011	16.747282	15.615016	-6.76%	36,307
2010	14.290426	16.747282	17.19%	46,869
2009	9.846095	14.290426	45.14%	72,853
2008	21.957844	9.846095	-55.16%	121,900
2007	15.330811	21.957844	43.23%	122,567
2006	13.366391	15.330811	14.70%	63,202
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.673548	21.354259	-5.82%	29,078
2014	21.251873	22.673548	6.69%	34,313
2013	16.904240	21.251873	25.72%	41,965
2012	14.684086	16.904240	15.12%	82,256
2011	14.832803	14.684086	-1.00%	78,693
2010	13.123762	14.832803	13.02%	116,772
2009	10.273769	13.123762	27.74%	149,967
2008	18.267085	10.273769	-43.76%	176,470
2007	18.341851	18.267085	-0.41%	216,110
2006	15.549744	18.341851	17.96%	263,983
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.391915	25.645772	5.14%	31,463
2014	22.340738	24.391915	9.18%	22,720
2013	16.702413	22.340738	33.76%	25,049
2012	14.845147	16.702413	12.51%	35,115
2011	15.098585	14.845147	-1.68%	33,728
2010	12.394179	15.098585	21.82%	84,668
2009	9.848087	12.394179	25.85%	71,042
2008	19.004321	9.848087	-48.18%	78,195
2007	15.257253	19.004321	24.56%	170,405
2006	14.555865	15.257253	4.82%	115,518

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.820605	13.477057	-2.49%	82,764
2014	13.305010	13.820605	3.88%	92,540
2013	13.813877	13.305010	-3.68%	113,108
2012	13.300838	13.813877	3.86%	126,410
2011	12.634498	13.300838	5.27%	178,773
2010	11.944844	12.634498	5.77%	256,634
2009	10.518145	11.944844	13.56%	329,034
2008	11.078071	10.518145	-5.05%	251,619
2007	10.822894	11.078071	2.36%	238,956
2006	10.566867	10.822894	2.42%	151,274
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.306858	35.126163	-3.25%	23,428
2014	34.815999	36.306858	4.28%	34,923
2013	26.054250	34.815999	33.63%	44,962
2012	23.124802	26.054250	12.67%	120,599
2011	26.374436	23.124802	-12.32%	154,739
2010	20.857274	26.374436	26.45%	218,661
2009	15.174819	20.857274	37.45%	202,681
2008	25.548950	15.174819	-40.60%	229,747
2007	22.524947	25.548950	13.43%	260,418
2006	20.374726	22.524947	10.55%	257,129
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.639179	21.983658	1.59%	4,002
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	4,030
2009	14.135600	17.547585	24.14%	7,035
2008	25.648120	14.135600	-44.89%	11,041
2007	22.281112	25.648120	15.11%	12,647
2006	19.235244	22.281112	15.83%	12,920
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.592458	29.127714	-4.79%	1,955
2014	29.203666	30.592458	4.76%	2,225
2013	22.808749	29.203666	28.04%	5,251
2012	18.252309	22.808749	24.96%	8,607
2011	20.401827	18.252309	-10.54%	9,284
2010	16.419302	20.401827	24.26%	28,094
2009	10.623298	16.419302	54.56%	35,020
2008	22.174284	10.623298	-52.09%	37,992
2007	21.384742	22.174284	3.69%	48,384
2006	18.742199	21.384742	14.10%	52,144

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.366353	11.406598	-7.76%	19,450
2014	12.225632	12.366353	1.15%	20,836
2013	10.043302	12.225632	21.73%	13,550
2012	8.854528	10.043302	13.43%	9,885
2011	9.143771	8.854528	-3.16%	11,424
2010	8.432430	9.143771	8.44%	8,190
2009	6.582545	8.432430	28.10%	7,187
2008*	10.000000	6.582545	-34.17%	7,188
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.885982	13.607542	-8.59%	82,522
2014	14.467906	14.885982	2.89%	335,341
2013	12.910664	14.467906	12.06%	289,389
2012	11.653327	12.910664	10.79%	158,279
2011	11.572490	11.653327	0.70%	184,360
2010	10.443102	11.572490	10.81%	212,383
2009	7.830809	10.443102	33.36%	272,509
2008	11.319149	7.830809	-30.82%	323,625
2007	11.093323	11.319149	2.04%	204,036
2006*	10.000000	11.093323	10.93%	64,448
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.763715	23.466621	-5.24%	10,996
2014	23.158997	24.763715	6.93%	16,388
2013	18.156779	23.158997	27.55%	21,190
2012	16.489655	18.156779	10.11%	24,085
2011	15.816861	16.489655	4.25%	33,919
2010	13.330123	15.816861	18.66%	92,914
2009	11.550423	13.330123	15.41%	117,342
2008	16.110330	11.550423	-28.30%	146,648
2007	16.834586	16.110330	-4.30%	152,359
2006	14.613875	16.834586	15.20%	176,675
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.881551	29.039191	-8.92%	9,442
2014	32.232450	31.881551	-1.09%	9,862
2013	24.055596	32.232450	33.99%	11,115
2012	20.660964	24.055596	16.43%	20,439
2011	21.827702	20.660964	-5.35%	45,608
2010	17.308677	21.827702	26.11%	42,454
2009	13.626214	17.308677	27.02%	55,945
2008	20.684706	13.626214	-34.12%	47,474
2007	21.546487	20.684706	-4.00%	57,500
2006	18.726904	21.546487	15.06%	87,873
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.324509	7.372831	-20.93%	4,882
2014*	10.000000	9.324509	-6.75%	4,632

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.434639	19.712147	-8.04%	13,617
2014	24.524357	21.434639	-12.60%	12,513
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	386
2009	13.807096	18.609404	34.78%	941
2008	23.546943	13.807096	-41.36%	1,285
2007	20.738490	23.546943	13.54%	1,316
2006	17.362045	20.738490	19.45%	1,503
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.745520	9.172095	-5.88%	105,353
2014	9.730649	9.745520	0.15%	135,745
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	8,824
2013	9.622621	13.230134	37.49%	638
2012*	10.000000	9.622621	-3.77%	811
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.860223	12.106593	-5.86%	736
2014	12.552587	12.860223	2.45%	757
2013	9.935147	12.552587	26.35%	822
2012*	10.000000	9.935147	-0.65%	963
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.826971	13.740486	-0.63%	4,669
2014	13.054812	13.826971	5.91%	5,430
2013	9.716985	13.054812	34.35%	9,124
2012*	10.000000	9.716985	-2.83%	10,950

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.513267	13.983784	-9.86%	6,508
2014	16.650245	15.513267	-6.83%	30,492
2013	13.529317	16.650245	23.07%	24,963
2012	11.543254	13.529317	17.21%	23,100
2011	12.647958	11.543254	-8.73%	27,310
2010	11.833436	12.647958	6.88%	65,035
2009*	10.000000	11.833436	18.33%	71,415
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.751983	10.806205	-8.05%	22,305
2014	11.725794	11.751983	0.22%	22,369
2013	10.789629	11.725794	8.68%	23,511
2012*	10.000000	10.789629	7.90%	10,871
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.617682	12.618843	-7.33%	6,709
2014	12.836009	13.617682	6.09%	6,676
2013	10.044239	12.836009	27.79%	6,699
2012*	10.000000	10.044239	0.44%	5,968
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	100
2011	16.585253	16.533207	-0.31%	559
2010	15.596971	16.585253	6.34%	1,844
2009	12.628010	15.596971	23.51%	23,030
2008	15.296614	12.628010	-17.45%	12,477
2007	14.103710	15.296614	8.46%	16,115
2006	12.987069	14.103710	8.60%	16,867
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.762875	-2.37%	9,721
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.076710	32.010671	10.09%	7,040
2014	27.256491	29.076710	6.68%	7,151
2013	21.173835	27.256491	28.73%	10,836
2012	17.382589	21.173835	21.81%	17,261
2011	18.992013	17.382589	-8.47%	25,975
2010	18.135409	18.992013	4.72%	131,254
2009	12.628535	18.135409	43.61%	186,276
2008	23.057716	12.628535	-45.23%	134,741
2007	17.159960	23.057716	34.37%	31,503
2006	15.989434	17.159960	7.32%	21,585

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.229062	14.644397	2.92%	5,663
2014	13.230980	14.229062	7.54%	7,225
2013	9.936310	13.230980	33.16%	90,545
2012*	10.000000	9.936310	-0.64%	215,904
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.959507	25.973819	-10.31%	2,932
2014	33.499463	28.959507	-13.55%	6,035
2013	29.804798	33.499463	12.40%	8,547
2012	26.776690	29.804798	11.31%	11,055
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	191
2009	18.581296	32.725021	76.12%	1,317
2008	39.550946	18.581296	-53.02%	1,318
2007	31.415594	39.550946	25.90%	1,318
2006	21.783453	31.415594	44.22%	1,319
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.209577	7.240929	-21.38%	2,148
2014	9.819462	9.209577	-6.21%	1,704
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.893589	12.408729	-3.76%	732
2014	14.172082	12.893589	-9.02%	1,781
2013	10.203835	14.172082	38.89%	5,574
2012*	10.000000	10.203835	2.04%	911
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.288613	26.587673	-2.57%	32,206
2014	25.177682	27.288613	8.38%	35,524
2013	18.879545	25.177682	33.36%	49,887
2012	16.565938	18.879545	13.97%	59,265
2011	16.922218	16.565938	-2.11%	79,298
2010	15.470701	16.922218	9.38%	103,375
2009	12.846129	15.470701	20.43%	132,236
2008	19.420875	12.846129	-33.85%	133,497
2007	18.354658	19.420875	5.81%	130,559
2006	15.486129	18.354658	18.52%	95,547
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.748434	15.421840	4.57%	56,142
2014	14.827911	14.748434	-0.54%	24,429
2013	11.812291	14.827911	25.53%	28,922
2012	10.360352	11.812291	14.01%	16,918
2011	10.724430	10.360352	-3.39%	11,022
2010*	10.000000	10.724430	7.24%	1,170
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.712753	-2.87%	323

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.571602	15.130026	-8.70%	259
2014	17.204761	16.571602	-3.68%	467
2013	13.260459	17.204761	29.74%	429
2012	10.995515	13.260459	20.60%	337
2011	11.282380	10.995515	-2.54%	578
2010*	10.000000	11.282380	12.82%	583
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.105173	20.774734	-6.02%	20,918
2014	19.899468	22.105173	11.08%	26,493
2013	15.366307	19.899468	29.50%	35,991
2012	13.652497	15.366307	12.55%	53,865
2011	13.813869	13.652497	-1.17%	111,651
2010	12.412989	13.813869	11.29%	149,348
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.236307	14.139190	-0.68%	305,149
2014	13.787099	14.236307	3.26%	258,908
2013	11.370678	13.787099	21.25%	246,969
2012	9.991547	11.370678	13.80%	254,128
2011	10.065308	9.991547	-0.73%	239,553
2010	9.136156	10.065308	10.17%	311,410
2009	7.527012	9.136156	21.38%	310,906
2008	10.898553	7.527012	-30.94%	184,704
2007	10.441173	10.898553	4.38%	128,486
2006*	10.000000	10.441173	4.41%	16,538
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.424829	11.210365	-1.88%	144,348
2014	11.065597	11.424829	3.25%	142,722
2013	11.548489	11.065597	-4.18%	123,738
2012	11.187080	11.548489	3.23%	114,112
2011	10.758440	11.187080	3.98%	159,613
2010	10.320671	10.758440	4.24%	197,118
2009	9.356954	10.320671	10.30%	227,494
2008	10.556053	9.356954	-11.36%	137,883
2007	10.423276	10.556053	1.27%	237,785
2006*	10.000000	10.423276	4.23%	120,179
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.057525	15.778035	4.79%	28,187
2014	15.034179	15.057525	0.16%	31,567
2013	11.882881	15.034179	26.52%	37,999
2012	9.896797	11.882881	20.07%	46,305
2011	11.095465	9.896797	-10.80%	57,559
2010	10.136054	11.095465	9.47%	75,687
2009	7.278126	10.136054	39.27%	99,984
2008	12.060105	7.278126	-39.65%	65,254
2007	10.723164	12.060105	12.47%	56,063
2006*	10.000000	10.723164	7.23%	28,600

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.399082	15.071677	4.67%	59,762
2014	13.547789	14.399082	6.28%	49,011
2013	10.627978	13.547789	27.47%	61,947
2012	9.204869	10.627978	15.46%	71,769
2011	9.819331	9.204869	-6.26%	134,561
2010	8.447133	9.819331	16.24%	204,041
2009	6.188730	8.447133	36.49%	218,422
2008	11.280075	6.188730	-45.14%	192,896
2007	10.250695	11.280075	10.04%	157,692
2006*	10.000000	10.250695	2.51%	67,642
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.119893	13.043631	-0.58%	133,271
2014	12.102238	13.119893	8.41%	134,383
2013	9.254218	12.102238	30.78%	123,559
2012	8.038264	9.254218	15.13%	120,649
2011	8.359747	8.038264	-3.85%	120,185
2010	7.659289	8.359747	9.15%	131,071
2009	5.958951	7.659289	28.53%	116,968
2008	9.782890	5.958951	-39.09%	63,844
2007*	10.000000	9.782890	-2.17%	41,861
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.820365	18.985039	-4.21%	30,014
2014	19.651702	19.820365	0.86%	36,186
2013	18.661589	19.651702	5.31%	1,256
2012	16.564200	18.661589	12.66%	1,257
2011	16.222119	16.564200	2.11%	1,481
2010	14.576686	16.222119	11.29%	4,558
2009	10.151515	14.576686	43.59%	7,004
2008	14.333947	10.151515	-29.18%	11,783
2007	14.132721	14.333947	1.42%	18,343
2006	12.991591	14.132721	8.78%	28,630
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.501990	22.527552	-8.06%	7,923
2014	22.871470	24.501990	7.13%	8,867
2013	17.187714	22.871470	33.07%	60,799
2012	14.789355	17.187714	16.22%	30,980
2011	15.430371	14.789355	-4.15%	21,230
2010	13.589996	15.430371	13.54%	33,296
2009	10.772704	13.589996	26.15%	37,796
2008	17.447646	10.772704	-38.26%	48,992
2007	18.216874	17.447646	-4.22%	86,517
2006	16.027747	18.216874	13.66%	68,980
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.474591	10.928744	-4.76%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.141224	10.764360	-3.38%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.853274	12.490403	-2.82%	6,268
2014	12.264459	12.853274	4.80%	11,282
2013	8.687989	12.264459	41.17%	44,895
2012	7.561134	8.687989	14.90%	16,556
2011	8.702060	7.561134	-13.11%	292,915
2010	7.668162	8.702060	13.48%	142,661
2009	5.097178	7.668162	50.44%	141,980
2008*	10.000000	5.097178	-49.03%	275
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.791884	14.486934	-2.06%	23,991
2014	13.609689	14.791884	8.69%	29,471
2013	9.987496	13.609689	36.27%	39,373
2012	9.117565	9.987496	9.54%	40,473
2011	9.583187	9.117565	-4.86%	56,977
2010	7.885821	9.583187	21.52%	62,770
2009	6.108107	7.885821	29.10%	137,980
2008*	10.000000	6.108107	-38.92%	166,009
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	39
2008*	10.000000	6.342067	-36.58%	1,903
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.393614	12.059987	-2.69%	146,673
2014	12.082298	12.393614	2.58%	158,240
2013	10.714519	12.082298	12.77%	249,861
2012	9.809665	10.714519	9.22%	288,159
2011	10.109875	9.809665	-2.97%	312,788
2010	9.310557	10.109875	8.59%	331,438
2009	7.900737	9.310557	17.84%	341,309
2008*	10.000000	7.900737	-20.99%	285,251
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.630362	12.256900	-2.96%	90,768
2014	12.266075	12.630362	2.97%	115,828
2013	10.286396	12.266075	19.25%	105,611
2012	9.203721	10.286396	11.76%	127,413
2011	9.691973	9.203721	-5.04%	133,452
2010	8.768188	9.691973	10.54%	203,780
2009	7.180256	8.768188	22.12%	165,835
2008*	10.000000	7.180256	-28.20%	105,899

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.684228	11.407105	-2.37%	148,006
2014	11.496666	11.684228	1.63%	143,582
2013	11.140023	11.496666	3.20%	163,655
2012	10.537207	11.140023	5.72%	173,376
2011	10.564529	10.537207	-0.26%	222,766
2010	10.057746	10.564529	5.04%	194,385
2009	9.048338	10.057746	11.16%	151,923
2008*	10.000000	9.048338	-9.52%	43,443
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.524925	12.186954	-2.70%	272,830
2014	12.178483	12.524925	2.84%	376,533
2013	10.511275	12.178483	15.86%	462,225
2012	9.511460	10.511275	10.51%	489,065
2011	9.901666	9.511460	-3.94%	540,088
2010	9.039810	9.901666	9.53%	629,833
2009	7.537235	9.039810	19.94%	296,024
2008*	10.000000	7.537235	-24.63%	100,994
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.562036	12.168475	-3.13%	92,985
2014	12.215547	12.562036	2.84%	101,875
2013	9.994167	12.215547	22.23%	134,454
2012	8.868653	9.994167	12.69%	136,655
2011	9.459031	8.868653	-6.24%	152,795
2010	8.487804	9.459031	11.44%	202,167
2009	6.818051	8.487804	24.49%	129,544
2008*	10.000000	6.818051	-31.82%	95,910
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.216771	11.887203	-2.70%	38,852
2014	11.934538	12.216771	2.36%	49,642
2013	10.908749	11.934538	9.40%	50,975
2012	10.079800	10.908749	8.22%	62,095
2011	10.276328	10.079800	-1.91%	80,970
2010	9.582985	10.276328	7.24%	64,222
2009	8.279837	9.582985	15.74%	44,595
2008*	10.000000	8.279837	-17.20%	14,874

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.047456	11.744339	-2.52%	21,974
2014	11.702042	12.047456	2.95%	22,926
2013	12.157146	11.702042	-3.74%	25,324
2012	11.500995	12.157146	5.71%	30,132
2011	11.006772	11.500995	4.49%	38,898
2010	10.481000	11.006772	5.02%	44,482
2009	9.813706	10.481000	6.80%	79,880
2008*	10.000000	9.813706	-1.86%	2,526
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.055192	12.773369	-2.16%	31,619
2014	12.656385	13.055192	3.15%	42,503
2013	13.137892	12.656385	-3.67%	48,497
2012	12.471155	13.137892	5.35%	50,120
2011	11.956729	12.471155	4.30%	55,126
2010	11.244874	11.956729	6.33%	67,893
2009	9.819515	11.244874	14.52%	69,691
2008*	10.000000	9.819515	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.862097	24.601602	-17.62%	3,416
2014	32.208857	29.862097	-7.29%	3,230
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	197
2009	20.360188	32.657388	60.40%	1,420
2008	49.209721	20.360188	-58.63%	1,556
2007	34.464366	49.209721	42.78%	1,671
2006	25.705754	34.464366	34.07%	2,867
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.705689	12.482446	-1.76%	43,440
2014	12.354370	12.705689	2.84%	54,272
2013	13.092624	12.354370	-5.64%	67,086
2012	12.917941	13.092624	1.35%	107,564
2011	12.245623	12.917941	5.49%	176,640
2010	11.882832	12.245623	3.05%	224,102
2009	11.765862	11.882832	0.99%	331,533
2008	11.105910	11.765862	5.94%	464,586
2007	10.538811	11.105910	5.38%	360,149
2006	10.368679	10.538811	1.64%	221,809

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.728301	8.307785	-4.82%	4,741
2014	8.939087	8.728301	-2.36%	4,572
2013	7.731207	8.939087	15.62%	5,305
2012	6.822389	7.731207	13.32%	13,060
2011	7.707380	6.822389	-11.48%	16,582
2010	6.934844	7.707380	11.14%	17,349
2009	5.446997	6.934844	27.31%	48,639
2008*	10.000000	5.446997	-45.53%	2,024
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.543806	9.255949	-3.02%	4,514
2014	10.344002	9.543806	-7.74%	4,314
2013	8.691317	10.344002	19.02%	4,293
2012	7.475938	8.691317	16.26%	5,713
2011	8.721870	7.475938	-14.29%	309,645
2010	8.257188	8.721870	5.63%	3,932
2009	6.528074	8.257188	26.49%	4,115
2008	11.663775	6.528074	-44.03%	4,305
2007	10.842547	11.663775	7.57%	3,938
2006*	10.000000	10.842547	8.43%	252
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.852035	23.224311	-2.63%	12,571
2014	23.100556	23.852035	3.25%	58,273
2013	18.458503	23.100556	25.15%	144,597
2012	16.193584	18.458503	13.99%	243,350
2011	17.138514	16.193584	-5.51%	446,133
2010	15.201973	17.138514	12.74%	655,955
2009	12.151200	15.201973	25.11%	731,042
2008	19.563127	12.151200	-37.89%	864,080
2007	18.774488	19.563127	4.20%	886,904
2006	16.333409	18.774488	14.95%	964,922
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.227773	14.950504	-1.82%	5,602
2014	14.804424	15.227773	2.86%	1,099
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	20,187
2011	12.433015	12.336491	-0.78%	23,050
2010	11.511714	12.433015	8.00%	23,224
2009*	10.000000	11.511714	15.12%	20,721
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.395140	17.017118	-2.17%	4,493
2014	16.810804	17.395140	3.48%	10,014
2013	14.304216	16.810804	17.52%	1,682
2012	12.957463	14.304216	10.39%	1,764
2011	13.298836	12.957463	-2.57%	4,379
2010	12.069770	13.298836	10.18%	2,711
2009*	10.000000	12.069770	20.70%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.836473	13.644204	-1.39%	116,601
2014	13.541776	13.836473	2.18%	37,970
2013	13.134348	13.541776	3.10%	101,935
2012	12.698037	13.134348	3.44%	112,732
2011	12.542960	12.698037	1.24%	118,687
2010	12.043663	12.542960	4.15%	196,983
2009	11.225891	12.043663	7.28%	184,840
2008	12.145775	11.225891	-7.57%	218,554
2007	11.719973	12.145775	3.63%	242,447
2006	11.224201	11.719973	4.42%	296,460
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.042127	18.665241	-1.98%	367,738
2014	18.407859	19.042127	3.45%	395,710
2013	16.048214	18.407859	14.70%	460,634
2012	14.725918	16.048214	8.98%	316,844
2011	14.978498	14.725918	-1.69%	713,757
2010	13.731095	14.978498	9.08%	1,000,601
2009	11.718969	13.731095	17.17%	1,197,972
2008	15.514431	11.718969	-24.46%	1,328,190
2007	14.931111	15.514431	3.91%	1,434,941
2006	13.633120	14.931111	9.52%	1,517,915
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.839610	21.322478	-2.37%	68,158
2014	21.157248	21.839610	3.23%	242,109
2013	17.578460	21.157248	20.36%	407,817
2012	15.712035	17.578460	11.88%	514,322
2011	16.322204	15.712035	-3.74%	803,964
2010	14.708180	16.322204	10.97%	1,235,046
2009	12.022368	14.708180	22.34%	1,509,425
2008	17.817437	12.022368	-32.52%	1,732,254
2007	17.068231	17.817437	4.39%	1,855,373
2006	15.150749	17.068231	12.66%	1,911,002

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.512796	16.235366	-1.68%	47,811
2014	16.030088	16.512796	3.01%	65,559
2013	14.750895	16.030088	8.67%	66,563
2012	13.882794	14.750895	6.25%	358,233
2011	13.829933	13.882794	0.38%	396,100
2010	12.958277	13.829933	6.73%	438,915
2009	11.500971	12.958277	12.67%	439,211
2008	13.764795	11.500971	-16.45%	230,852
2007	13.222235	13.764795	4.10%	230,753
2006	12.399089	13.222235	6.64%	263,060
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.996440	22.676774	3.09%	45,511
2014	20.601502	21.996440	6.77%	63,108
2013	15.369911	20.601502	34.04%	104,789
2012	13.197181	15.369911	16.46%	146,779
2011	13.761488	13.197181	-4.10%	239,948
2010	12.894070	13.761488	6.73%	402,200
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.394841	32.011469	-4.14%	11,258
2014	31.031799	33.394841	7.61%	12,099
2013	23.714870	31.031799	30.85%	17,951
2012	20.526948	23.714870	15.53%	17,416
2011	21.415526	20.526948	-4.15%	28,666
2010	17.253715	21.415526	24.12%	49,942
2009	12.828119	17.253715	34.50%	68,778
2008	20.529456	12.828119	-37.51%	69,959
2007	19.408542	20.529456	5.78%	91,133
2006	17.957407	19.408542	8.08%	98,727
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.545978	9.388472	-1.65%	125,133
2014	9.706126	9.545978	-1.65%	178,489
2013	9.868965	9.706126	-1.65%	202,316
2012	10.034988	9.868965	-1.65%	271,143
2011	10.202869	10.034988	-1.65%	303,215
2010	10.374022	10.202869	-1.65%	314,577
2009	10.543640	10.374022	-1.61%	477,365
2008	10.504794	10.543640	0.37%	1,266,208
2007	10.193460	10.504794	3.05%	718,181
2006	9.914831	10.193460	2.81%	252,309

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.016419	14.341779	-4.49%	14,690
2014	14.697545	15.016419	2.17%	21,110
2013	15.114071	14.697545	-2.76%	27,499
2012	13.691103	15.114071	10.39%	25,731
2011	13.188528	13.691103	3.81%	27,076
2010	12.125890	13.188528	8.76%	37,746
2009	9.912580	12.125890	22.33%	39,422
2008	12.186044	9.912580	-18.66%	52,905
2007	11.843820	12.186044	2.89%	68,928
2006	11.486246	11.843820	3.11%	67,632
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.587382	10.344520	-2.29%	31,705
2014	10.912556	10.587382	-2.98%	32,609
2013	9.164052	10.912556	19.08%	41,952
2012	8.066245	9.164052	13.61%	49,408
2011	9.074632	8.066245	-11.11%	67,420
2010	8.107496	9.074632	11.93%	72,203
2009	6.056612	8.107496	33.86%	135,371
2008*	10.000000	6.056612	-39.43%	132,073
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.158501	14.111383	-6.91%	8,241
2014	17.064210	15.158501	-11.17%	6,770
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	127
2009	11.417680	14.542878	27.37%	348
2008	21.691786	11.417680	-47.36%	2,385
2007	21.476067	21.691786	1.00%	2,927
2006	17.838983	21.476067	20.39%	3,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.134326	14.336160	1.43%	20,054
2014	13.047356	14.134326	8.33%	26,123
2013	9.869637	13.047356	32.20%	32,906
2012	8.640935	9.869637	14.22%	35,505
2011	9.079086	8.640935	-4.83%	68,302
2010	8.002281	9.079086	13.46%	116,687
2009	6.290201	8.002281	27.22%	135,727
2008*	10.000000	6.290201	-37.10%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.417060	12.742183	-5.03%	6,946
2014	12.374602	13.417060	8.42%	6,840
2013	9.318191	12.374602	32.80%	38,876
2012	8.057449	9.318191	15.65%	42,939
2011	8.723860	8.057449	-7.64%	16,861
2010	7.867363	8.723860	10.89%	54,407
2009	6.278351	7.867363	25.31%	85,290
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.161282	13.879452	-1.99%	28,678
2014	13.882497	14.161282	2.01%	41,898
2013	10.183767	13.882497	36.32%	48,571
2012	9.032284	10.183767	12.75%	58,392
2011	9.611325	9.032284	-6.02%	79,373
2010	7.727184	9.611325	24.38%	173,696
2009	6.200757	7.727184	24.62%	192,241
2008*	10.000000	6.200757	-37.99%	53,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.033591	16.269097	-4.49%	13,902
2014	14.800321	17.033591	15.09%	24,575
2013	11.091371	14.800321	33.44%	25,431
2012	9.693418	11.091371	14.42%	32,988
2011	10.089948	9.693418	-3.93%	46,104
2010	8.575528	10.089948	17.66%	50,481
2009	6.683090	8.575528	28.32%	80,465
2008*	10.000000	6.683090	-33.17%	99,621
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.147784	21.897684	-1.13%	2,238
2014	21.961929	22.147784	0.85%	6,397
2013	15.512400	21.961929	41.58%	3,090
2012	13.947162	15.512400	11.22%	3,332
2011	14.303860	13.947162	-2.49%	5,243
2010	11.625185	14.303860	23.04%	35,557
2009	9.293609	11.625185	25.09%	11,427
2008	17.675330	9.293609	-47.42%	24,996
2007	16.414091	17.675330	7.68%	19,766
2006	16.204980	16.414091	1.29%	15,975

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.312036	30.701789	-7.84%	1,599
2014	31.724661	33.312036	5.00%	1,779
2013	23.036487	31.724661	37.71%	7,070
2012	19.470383	23.036487	18.32%	3,796
2011	20.938218	19.470383	-7.01%	6,613
2010	16.832803	20.938218	24.39%	15,467
2009	13.598602	16.832803	23.78%	26,483
2008	20.424240	13.598602	-33.42%	29,632
2007	22.387257	20.424240	-8.77%	35,661
2006	19.438441	22.387257	15.17%	40,895
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.360475	28.328748	-3.51%	2,498
2014	29.688039	29.360475	-1.10%	6,527
2013	21.476771	29.688039	38.23%	7,797
2012	18.952108	21.476771	13.32%	10,358
2011	20.456564	18.952108	-7.35%	17,513
2010	16.642299	20.456564	22.92%	31,278
2009	12.587633	16.642299	32.21%	38,991
2008	20.762641	12.587633	-39.37%	57,481
2007	20.720355	20.762641	0.20%	72,466
2006	18.851589	20.720355	9.91%	74,536
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.746498	21.529231	-1.00%	16,482
2014	19.774667	21.746498	9.97%	18,160
2013	15.372947	19.774667	28.63%	24,764
2012	13.730201	15.372947	11.96%	28,299
2011	13.907484	13.730201	-1.27%	41,825
2010	12.489164	13.907484	11.36%	51,684
2009	10.113918	12.489164	23.48%	92,138
2008	17.612883	10.113918	-42.58%	120,775
2007	16.599700	17.612883	6.10%	106,420
2006	14.882948	16.599700	11.54%	66,511
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.841305	12.842357	-7.22%	32,500
2014	10.943023	13.841305	26.49%	42,949
2013	10.834078	10.943023	1.01%	32,999
2012	9.531130	10.834078	13.67%	44,944
2011	9.130237	9.531130	4.39%	56,585
2010	7.150814	9.130237	27.68%	68,562
2009	5.570904	7.150814	28.36%	90,584
2008*	10.000000	5.570904	-44.29%	177
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.979641	12.885837	-0.72%	8,593
2014	11.671121	12.979641	11.21%	7,366
2013*	10.000000	11.671121	16.71%	2,944

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.299452	10.094967	-1.99%	4,791
2014	10.420778	10.299452	-1.16%	11,879
2013	10.584447	10.420778	-1.55%	21,158
2012	10.396146	10.584447	1.81%	15,430
2011	10.434627	10.396146	-0.37%	13,422
2010	10.358995	10.434627	0.73%	34,319
2009	9.833644	10.358995	5.34%	43,198
2008*	10.000000	9.833644	-1.66%	6,592
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	83
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.569816	13.770088	-5.49%	20,317
2014	16.128251	14.569816	-9.66%	20,636
2013	13.654891	16.128251	18.11%	26,901
2012	11.612565	13.654891	17.59%	60,803
2011	13.482517	11.612565	-13.87%	42,904
2010	12.890526	13.482517	4.59%	41,748
2009*	10.000000	12.890526	28.91%	85,650
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.333944	29.136915	-0.67%	52
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.246272	10.095733	-1.47%	23,968
2014	10.355016	10.246272	-1.05%	29,676
2013	10.464186	10.355016	-1.04%	408,593
2012	10.171757	10.464186	2.87%	40,506
2011	10.312153	10.171757	-1.36%	58,818
2010	9.958833	10.312153	3.55%	95,788
2009	8.935105	9.958833	11.46%	159,500
2008	10.494300	8.935105	-14.86%	220,535
2007	10.185319	10.494300	3.03%	221,373
2006	9.938135	10.185319	2.49%	138,293
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.112615	23.604808	-2.11%	617
2014	22.211196	24.112615	8.56%	1,283
2013	16.412134	22.211196	35.33%	2,776
2012	15.037116	16.412134	9.14%	6,231
2011	15.774822	15.037116	-4.68%	9,443
2010	13.055428	15.774822	20.83%	16,786
2009	10.100282	13.055428	29.26%	28,439
2008	16.959302	10.100282	-40.44%	70,331
2007	16.025299	16.959302	5.83%	189,042
2006	14.329818	16.025299	11.83%	127,531

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.319400	29.894560	1.96%	17,696
2014	29.210737	29.319400	0.37%	21,638
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	3,535
2009	14.012825	19.205285	37.06%	6,970
2008	23.878925	14.012825	-41.32%	9,915
2007	22.889771	23.878925	4.32%	13,680
2006	19.829567	22.889771	15.43%	14,854
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.020823	9.609889	-4.10%	9,691
2014	9.941266	10.020823	0.80%	7,245
2013	10.145277	9.941266	-2.01%	13,556
2012*	10.000000	10.145277	1.45%	15,054
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.012580	9.139166	1.40%	1,443
2014*	10.000000	9.012580	-9.87%	1,443
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.088145	23.412674	1.41%	28,723
2014	21.263917	23.088145	8.58%	30,803
2013	16.449118	21.263917	29.27%	47,356
2012	14.343366	16.449118	14.68%	52,239
2011	14.629515	14.343366	-1.96%	71,868
2010	12.842381	14.629515	13.92%	102,457
2009	10.201909	12.842381	25.88%	161,691
2008	16.901851	10.201909	-39.64%	201,303
2007	16.501877	16.901851	2.42%	182,043
2006	14.620224	16.501877	12.87%	152,942
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.996153	32.321260	-7.64%	7,670
2014	31.869053	34.996153	9.81%	7,941
2013	23.042708	31.869053	38.30%	13,211
2012	19.911734	23.042708	15.72%	72,496
2011	20.739342	19.911734	-3.99%	89,253
2010	17.136073	20.739342	21.03%	103,181
2009	12.728842	17.136073	34.62%	102,192
2008	20.876791	12.728842	-39.03%	73,620
2007	21.528680	20.876791	-3.03%	72,303
2006	19.090561	21.528680	12.77%	46,971
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.310360	9.208520	-10.69%	21,500
2014	10.435877	10.310360	-1.20%	21,129
2013	10.599374	10.435877	-1.54%	18,075
2012*	10.000000	10.599374	5.99%	25,201

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.669747	10.653665	-8.71%	300
2014	11.829924	11.669747	-1.35%	4,801
2013	12.873813	11.829924	-8.11%	5,715
2012	12.439490	12.873813	3.49%	7,405
2011	11.665801	12.439490	6.63%	7,511
2010	10.845085	11.665801	7.57%	13,328
2009*	10.000000	10.845085	8.45%	1,012
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.352455	11.188458	-1.44%	433,770
2014	11.457181	11.352455	-0.91%	95,514
2013	11.676512	11.457181	-1.88%	111,282
2012	11.227334	11.676512	4.00%	123,179
2011	11.301282	11.227334	-0.65%	113,574
2010	10.924366	11.301282	3.45%	111,871
2009*	10.000000	10.924366	9.24%	95,734
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.607078	10.467077	-1.32%	36,762
2014	10.353544	10.607078	2.45%	43,581
2013	10.747901	10.353544	-3.67%	40,948
2012	9.980493	10.747901	7.69%	87,651
2011*	10.000000	9.980493	-0.20%	1,907
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.243736	18.410933	-9.05%	453
2014	18.588300	20.243736	8.91%	442
2013	13.930095	18.588300	33.44%	1,336
2012	11.889085	13.930095	17.17%	3,011
2011	12.676525	11.889085	-6.21%	4,084
2010	11.268837	12.676525	12.49%	6,314
2009	8.826521	11.268837	27.67%	9,026
2008	14.640181	8.826521	-39.71%	11,044
2007	15.843988	14.640181	-7.60%	13,225
2006	13.897765	15.843988	14.00%	15,904
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0
2008	21.368514	11.778776	-44.88%	3,373
2007	20.051297	21.368514	6.57%	3,373
2006	15.962094	20.051297	25.62%	3,373

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.243657	20.539239	-7.66%	205
2014	20.613028	22.243657	7.91%	204
2013	14.582406	20.613028	41.36%	355
2012	12.980703	14.582406	12.34%	1,246
2011	16.065673	12.980703	-19.20%	9,165
2010	13.522552	16.065673	18.81%	22,570
2009	8.389042	13.522552	61.19%	15,986
2008	13.546615	8.389042	-38.07%	7,517
2007	13.054478	13.546615	3.77%	7,958
2006	12.588642	13.054478	3.70%	10,833
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.111261	31.095173	10.61%	28,716
2014	21.781571	28.111261	29.06%	20,799
2013	14.714212	21.781571	48.03%	83,797
2012	11.421095	14.714212	28.83%	26,249
2011	10.519755	11.421095	8.57%	3,938
2010*	10.000000	10.519755	5.20%	2,991
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.774356	12.459017	-2.47%	3,303
2014	12.075131	12.774356	5.79%	9,552
2013	12.349362	12.075131	-2.22%	8,544
2012	11.499870	12.349362	7.39%	8,162
2011	11.092882	11.499870	3.67%	14,190
2010	10.555041	11.092882	5.10%	20,641
2009	9.811712	10.555041	7.58%	34,088
2008	11.141221	9.811712	-11.93%	124,406
2007	10.767281	11.141221	3.47%	151,682
2006	10.570988	10.767281	1.86%	96,077
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	23
2008	17.108171	14.305301	-16.38%	699
2007	16.351154	17.108171	4.63%	1,866
2006	15.003777	16.351154	8.98%	1,936
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.206307	-17.94%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.400659	5.498482	-34.55%	2,834
2014	10.558892	8.400659	-20.44%	4,067
2013	9.712890	10.558892	8.71%	4,095
2012*	10.000000	9.712890	-2.87%	11,190

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.274934	5.401602	-34.72%	5,301
2014	10.432226	8.274934	-20.68%	12,699
2013	9.617126	10.432226	8.48%	20,188
2012*	10.000000	9.617126	-3.83%	18,492
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.033032	21.999965	-4.49%	2,542
2014	23.867690	23.033032	-3.50%	2,559
2013	16.153750	23.867690	47.75%	3,376
2012	15.226889	16.153750	6.09%	2,963
2011	16.227809	15.226889	-6.17%	29,115
2010	13.015289	16.227809	24.68%	8,063
2009	8.669611	13.015289	50.13%	4,906

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	1,252
2006	15.345688	17.647693	15.00%	1,252
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.878111	31.405882	-7.30%	79
2014	31.634014	33.878111	7.09%	364
2013	23.381241	31.634014	35.30%	580
2012	20.078239	23.381241	16.45%	1,695
2011	22.352056	20.078239	-10.17%	3,577
2010	17.962213	22.352056	24.44%	960
2009	12.808888	17.962213	40.23%	241
2008	20.280642	12.808888	-36.84%	1,545
2007	20.322877	20.280642	-0.21%	0
2006	18.102480	20.322877	12.27%	331
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.292302	12.743819	-4.13%	6,550
2014	13.090229	13.292302	1.54%	10,049
2013	14.550439	13.090229	-10.04%	12,792
2012	13.784575	14.550439	5.56%	28,463
2011	12.548450	13.784575	9.85%	30,060
2010	12.143769	12.548450	3.33%	23,371
2009	11.208821	12.143769	8.34%	18,450
2008	11.586742	11.208821	-3.26%	11,568
2007	10.766075	11.586742	7.62%	2,547
2006	10.780625	10.766075	-0.13%	2,363

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	750
2007	17.535595	17.161150	-2.14%	1,607
2006	15.270469	17.535595	14.83%	1,698
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.800004	22.058362	-3.25%	3,534
2014	19.954013	22.800004	14.26%	4,477
2013	15.626579	19.954013	27.69%	3,569
2012	13.677888	15.626579	14.25%	6,337
2011	14.032244	13.677888	-2.53%	6,498
2010	11.997954	14.032244	16.96%	11,681
2009	9.403101	11.997954	27.60%	9,973
2008	12.671625	9.403101	-25.79%	56,332
2007	13.212452	12.671625	-4.09%	5,501
2006	11.179195	13.212452	18.19%	439
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.989140	14.586794	-2.68%	17,856
2014	14.959326	14.989140	0.20%	9,241
2013	13.300593	14.959326	12.47%	9,033
2012	12.304760	13.300593	8.09%	6,994
2011	12.989971	12.304760	-5.27%	22,833
2010	12.039340	12.989971	7.90%	3,189
2009*	10.000000	12.039340	20.39%	3,417
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.195319	-8.05%	415
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.768885	-2.31%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.443961	32.109531	-3.99%	422
2014	32.364793	33.443961	3.33%	267
2013	23.397810	32.364793	38.32%	8,868
2012	20.565940	23.397810	13.77%	3,760
2011	20.803816	20.565940	-1.14%	8,247
2010	16.819340	20.803816	23.69%	4,633
2009	13.685299	16.819340	22.90%	1,701
2008	20.152227	13.685299	-32.09%	2,432
2007	20.637860	20.152227	-2.35%	879
2006	18.349446	20.637860	12.47%	1,347
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.231874	24.026787	-0.85%	1,356
2014	21.794874	24.231874	11.18%	2,283
2013	16.834269	21.794874	29.47%	2,343
2012	14.831041	16.834269	13.51%	1,946
2011	14.846420	14.831041	-0.10%	2,884
2010	13.186156	14.846420	12.59%	9,497
2009	10.642399	13.186156	23.90%	1,922
2008	17.273254	10.642399	-38.39%	7,431
2007	16.738134	17.273254	3.20%	6,529
2006	14.779410	16.738134	13.25%	1,745
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.871487	20.916202	-4.37%	2,984
2014	20.634694	21.871487	5.99%	3,118
2013	17.373295	20.634694	18.77%	5,090
2012	16.047584	17.373295	8.26%	5,223
2011	15.012509	16.047584	6.89%	46,764
2010	13.274808	15.012509	13.09%	2,492
2009	11.048421	13.274808	20.15%	1,022
2008	15.993261	11.048421	-30.92%	54,204
2007	15.227945	15.993261	5.03%	3,505
2006	13.330040	15.227945	14.24%	3,058
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0
2006	15.577163	15.852187	1.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.930313	9.664637	-2.68%	748
2014	10.044558	9.930313	-1.14%	496

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.879969	14.605582	-8.03%	0
2014	16.372479	15.879969	-3.01%	0
2013	14.344159	16.372479	14.14%	0
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	0
2008	16.697871	11.544152	-30.86%	0
2007	15.494317	16.697871	7.77%	0
2006	13.613103	15.494317	13.82%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.519372	13.231153	-2.13%	8,018
2014	13.286443	13.519372	1.75%	12,636
2013	13.415534	13.286443	-0.96%	12,653
2012	12.470133	13.415534	7.58%	12,496
2011	12.437648	12.470133	0.26%	12,209
2010	11.684949	12.437648	6.44%	18,626
2009	9.892964	11.684949	18.11%	15,625
2008	10.886287	9.892964	-9.12%	10,933
2007	10.534096	10.886287	3.34%	5,627
2006	10.311577	10.534096	2.16%	566
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.869899	14.539586	-2.22%	19,924
2014	14.515785	14.869899	2.44%	20,636
2013	13.045289	14.515785	11.27%	21,266
2012	11.893752	13.045289	9.68%	42,060
2011	12.150921	11.893752	-2.12%	53,393
2010	10.983046	12.150921	10.63%	38,475
2009	9.013726	10.983046	21.85%	20,846
2008	12.253843	9.013726	-26.44%	22,926
2007	11.498450	12.253843	6.57%	5,805
2006	10.674147	11.498450	7.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.417666	15.085987	-2.15%	4,116
2014	14.995220	15.417666	2.82%	8,041
2013	13.191944	14.995220	13.67%	6,265
2012	11.869228	13.191944	11.14%	7,139
2011	12.225863	11.869228	-2.92%	9,776
2010	10.878412	12.225863	12.39%	13,219
2009	8.608870	10.878412	26.36%	11,456
2008	13.032776	8.608870	-33.94%	13,097
2007	12.057567	13.032776	8.09%	5,465
2006	10.980252	12.057567	9.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.088843	15.731556	-2.22%	3,121
2014	15.625909	16.088843	2.96%	13,452
2013	13.093033	15.625909	19.35%	15,403
2012	11.564320	13.093033	13.22%	33,097
2011	12.106430	11.564320	-4.48%	33,138
2010	10.626980	12.106430	13.92%	16,294
2009	8.241245	10.626980	28.95%	0
2008	13.560199	8.241245	-39.22%	0
2007	12.419828	13.560199	9.18%	0
2006	11.188000	12.419828	11.01%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.765455	13.060417	-22.10%	6,354
2014	19.551647	16.765455	-14.25%	6,875
2013	16.021249	19.551647	22.04%	15,373
2012	15.562209	16.021249	2.95%	15,613
2011	16.699118	15.562209	-6.81%	18,813
2010	14.256559	16.699118	17.13%	18,689
2009	9.827752	14.256559	45.06%	20,625
2008	21.928129	9.827752	-55.18%	46,014
2007	15.317890	21.928129	43.15%	24,332
2006	13.361898	15.317890	14.64%	609
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.537037	21.214902	-5.87%	10,961
2014	21.134660	22.537037	6.64%	12,081
2013	16.819552	21.134660	25.66%	14,030
2012	14.617971	16.819552	15.06%	43,566
2011	14.773512	14.617971	-1.05%	27,752
2010	13.077943	14.773512	12.97%	30,990
2009	10.243100	13.077943	27.68%	29,624
2008	18.221859	10.243100	-43.79%	25,355
2007	18.305796	18.221859	-0.46%	29,434
2006	15.527052	18.305796	17.90%	19,436
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.244994	25.478329	5.09%	23,184
2014	22.217472	24.244994	9.13%	18,111
2013	16.618698	22.217472	33.69%	13,782
2012	14.778272	16.618698	12.45%	9,523
2011	15.038201	14.778272	-1.73%	14,338
2010	12.350891	15.038201	21.76%	53,643
2009	9.818689	12.350891	25.79%	9,654
2008	18.957269	9.818689	-48.21%	7,262
2007	15.227262	18.957269	24.50%	36,293
2006	14.534623	15.227262	4.77%	3,127

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.737352	13.389064	-2.54%	30,420
2014	13.231597	13.737352	3.82%	30,723
2013	13.744646	13.231597	-3.73%	31,560
2012	13.240928	13.744646	3.80%	39,167
2011	12.583969	13.240928	5.22%	43,283
2010	11.903128	12.583969	5.72%	49,068
2009	10.486729	11.903128	13.51%	36,716
2008	11.050614	10.486729	-5.10%	26,616
2007	10.801590	11.050614	2.31%	29,240
2006	10.551419	10.801590	2.37%	8,450
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.088279	34.896935	-3.30%	7,171
2014	34.624003	36.088279	4.23%	8,477
2013	25.923735	34.624003	33.56%	7,766
2012	23.020684	25.923735	12.61%	8,719
2011	26.269023	23.020684	-12.37%	11,303
2010	20.784455	26.269023	26.39%	42,108
2009	15.129524	20.784455	37.38%	19,451
2008	25.485691	15.129524	-40.64%	21,222
2007	22.480669	25.485691	13.37%	16,501
2006	20.344994	22.480669	10.50%	4,137
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.508872	21.840173	1.54%	1,733
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0
2006	19.207179	22.237317	15.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	864
2010	16.361985	20.320293	24.19%	167
2009	10.591596	16.361985	54.48%	406
2008	22.119403	10.591596	-52.12%	610
2007	21.342734	22.119403	3.64%	1,549
2006	18.714880	21.342734	14.04%	611

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.324485	11.362201	-7.81%	1,865
2014	12.190439	12.324485	1.10%	2,764
2013	10.019480	12.190439	21.67%	5,496
2012	8.838033	10.019480	13.37%	2,737
2011	9.131381	8.838033	-3.21%	3,533
2010	8.425280	9.131381	8.38%	2,619
2009	6.580310	8.425280	28.04%	3,831
2008*	10.000000	6.580310	-34.20%	2,619
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.820474	13.540774	-8.63%	41,759
2014	14.411563	14.820474	2.84%	43,087
2013	12.866930	14.411563	12.00%	42,451
2012	11.619776	12.866930	10.73%	38,502
2011	11.545028	11.619776	0.65%	48,177
2010	10.423613	11.545028	10.76%	51,236
2009	7.820175	10.423613	33.29%	58,616
2008	11.309545	7.820175	-30.85%	62,973
2007	11.089575	11.309545	1.98%	40,096
2006*	10.000000	11.089575	10.90%	413
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	0
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	230
2010	13.283583	15.753624	18.59%	1,731
2009	11.515964	13.283583	15.35%	3,381
2008	16.070457	11.515964	-28.34%	4,905
2007	16.801516	16.070457	-4.35%	4,634
2006	14.592554	16.801516	15.14%	5,670
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.689616	28.849677	-8.96%	641
2014	32.054706	31.689616	-1.14%	1,264
2013	23.935102	32.054706	33.92%	2,554
2012	20.567941	23.935102	16.37%	3,637
2011	21.740456	20.567941	-5.39%	35,001
2010	17.248238	21.740456	26.04%	16,153
2009	13.585543	17.248238	26.96%	6,540
2008	20.633488	13.585543	-34.16%	5,782
2007	21.504134	20.633488	-4.05%	5,434
2006	18.699566	21.504134	15.00%	4,092
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.321326	7.366552	-20.97%	1,829
2014*	10.000000	9.321326	-6.79%	1,234

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.305576	19.583493	-8.08%	560
2014	24.389109	21.305576	-12.64%	753
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	427
2008	23.488672	13.765906	-41.39%	485
2007	20.697739	23.488672	13.48%	1,266
2006	17.336712	20.697739	19.39%	1,354
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.737254	9.159651	-5.93%	18,412
2014	9.727337	9.737254	0.10%	23,153
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	12,049
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.808159	13.714804	-0.68%	128
2014	13.043688	13.808159	5.86%	128
2013	9.713629	13.043688	34.28%	129
2012*	10.000000	9.713629	-2.86%	232

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.468629	13.936460	-9.91%	1,238
2014	16.610787	15.468629	-6.88%	5,646
2013	13.504107	16.610787	23.01%	17,295
2012	11.527620	13.504107	17.15%	6,762
2011	12.637243	11.527620	-8.78%	21,378
2010	11.829411	12.637243	6.83%	22,275
2009*	10.000000	11.829411	18.29%	34,446
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.736061	10.786071	-8.09%	881
2014	11.715861	11.736061	0.17%	2,546
2013	10.785977	11.715861	8.62%	3,100
2012*	10.000000	10.785977	7.86%	346
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	53
2012*	10.000000	10.040834	0.41%	59
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.195250	15.258723	8.54%	0
2006	12.968104	14.195250	9.46%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.759554	-2.40%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.901709	31.801846	10.03%	4,757
2014	27.106237	28.901709	6.62%	1,724
2013	21.067810	27.106237	28.66%	2,879
2012	17.304362	21.067810	21.75%	5,120
2011	18.916137	17.304362	-8.52%	7,676
2010	18.072129	18.916137	4.67%	14,502
2009	12.590862	18.072129	43.53%	9,525
2008	23.000687	12.590862	-45.26%	11,041
2007	17.126273	23.000687	34.30%	16,827
2006	15.966132	17.126273	7.27%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.209698	14.617036	2.87%	1,701
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	6,868
2012*	10.000000	9.932885	-0.67%	5,164
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.785152	25.804300	-10.36%	2,562
2014	33.314737	28.785152	-13.60%	3,105
2013	29.655511	33.314737	12.34%	5,149
2012	26.656151	29.655511	11.25%	3,556
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.428655	39.453098	44.14%	0
2006	21.751682	31.428655	44.49%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	5,041
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.124269	26.414110	-2.62%	7,951
2014	25.038792	27.124269	8.33%	9,856
2013	18.784931	25.038792	33.29%	12,479
2012	16.491322	18.784931	13.91%	13,927
2011	16.854563	16.491322	-2.16%	18,671
2010	15.416671	16.854563	9.33%	25,617
2009	12.807783	15.416671	20.37%	26,934
2008	19.372778	12.807783	-33.89%	17,628
2007	18.318570	19.372778	5.75%	11,831
2006	15.463522	18.318570	18.46%	2,687
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.713506	15.377499	4.51%	626
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	1,384
2012	10.351608	11.796298	13.96%	2,983
2011	10.720815	10.351608	-3.44%	1,568
2010*	10.000000	10.720815	7.21%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.708973	-2.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.536568	15.090350	-8.75%	151
2014	17.177120	16.536568	-3.73%	160
2013	13.245886	17.177120	29.68%	1,814
2012	10.989027	13.245886	20.54%	2,030
2011	11.281443	10.989027	-2.59%	184
2010*	10.000000	11.281443	12.81%	372
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.041574	20.704429	-6.07%	3,842
2014	19.852310	22.041574	11.03%	4,398
2013	15.337695	19.852310	29.43%	6,396
2012	13.634017	15.337695	12.50%	6,393
2011	13.802178	13.634017	-1.22%	55,675
2010	12.408774	13.802178	11.23%	11,174
2009*	10.000000	12.408774	24.09%	571
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.173682	14.069845	-0.73%	84,512
2014	13.733446	14.173682	3.21%	85,889
2013	11.332197	13.733446	21.19%	89,221
2012	9.962813	11.332197	13.74%	60,650
2011	10.041443	9.962813	-0.78%	60,813
2010	9.119112	10.041443	10.11%	67,644
2009	7.516796	9.119112	21.32%	68,731
2008	10.889310	7.516796	-30.97%	61,271
2007	10.437649	10.889310	4.33%	9,659
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.374590	11.155397	-1.93%	4,370
2014	11.022540	11.374590	3.19%	5,702
2013	11.509405	11.022540	-4.23%	6,745
2012	11.154904	11.509405	3.18%	33,433
2011	10.732937	11.154904	3.93%	15,810
2010	10.301441	10.732937	4.19%	19,757
2009	9.344260	10.301441	10.24%	18,657
2008	10.547109	9.344260	-11.40%	24,541
2007	10.419772	10.547109	1.22%	15,931
2006*	10.000000	10.419772	4.20%	282
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.991293	15.700635	4.73%	5,028
2014	14.975661	14.991293	0.10%	5,329
2013	11.842648	14.975661	26.46%	5,616
2012	9.868315	11.842648	20.01%	6,775
2011	11.069150	9.868315	-10.85%	8,541
2010	10.117159	11.069150	9.41%	9,449
2009	7.268248	10.117159	39.20%	9,207
2008	12.049870	7.268248	-39.68%	11,947
2007	10.719544	12.049870	12.41%	13,672
2006*	10.000000	10.719544	7.20%	162

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.335786	14.997800	4.62%	24,692
2014	13.495092	14.335786	6.23%	22,716
2013	10.592016	13.495092	27.41%	24,925
2012	9.178394	10.592016	15.40%	30,660
2011	9.796069	9.178394	-6.31%	34,527
2010	8.431393	9.796069	16.19%	42,713
2009	6.180334	8.431393	36.42%	47,141
2008	11.270518	6.180334	-45.16%	50,706
2007	10.247234	11.270518	9.99%	24,321
2006*	10.000000	10.247234	2.47%	1,415
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.068798	12.986218	-0.63%	27,499
2014	12.061248	13.068798	8.35%	17,260
2013	9.227568	12.061248	30.71%	19,147
2012	8.019205	9.227568	15.07%	14,185
2011	8.344149	8.019205	-3.89%	20,483
2010	7.648876	8.344149	9.09%	25,505
2009	5.953882	7.648876	28.47%	21,714
2008	9.779553	5.953882	-39.12%	21,143
2007*	10.000000	9.779553	-2.20%	9,265
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.701110	18.861213	-4.26%	7,696
2014	19.543386	19.701110	0.81%	8,711
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	258
2008	14.298459	10.121237	-29.21%	272
2007	14.104945	14.298459	1.37%	1,109
2006	12.972635	14.104945	8.73%	4,957
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.354500	22.380565	-8.11%	1,765
2014	22.745360	24.354500	7.07%	2,674
2013	17.101632	22.745360	33.00%	2,434
2012	14.722794	17.101632	16.16%	20,607
2011	15.368721	14.722794	-4.20%	1,824
2010	13.542579	15.368721	13.48%	4,613
2009	10.740570	13.542579	26.09%	3,260
2008	17.404482	10.740570	-38.29%	4,597
2007	18.181092	17.404482	-4.27%	11,656
2006	16.004374	18.181092	13.60%	3,920
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.464849	10.913914	-4.81%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.131785	10.749782	-3.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.809764	12.441796	-2.87%	1,329
2014	12.229160	12.809764	4.75%	1,481
2013	8.667391	12.229160	41.09%	18,259
2012	7.547054	8.667391	14.84%	508
2011	8.690267	7.547054	-13.16%	509
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.741852	14.430604	-2.11%	334
2014	13.570562	14.741852	8.63%	1,007
2013	9.963831	13.570562	36.20%	2,080
2012	9.100603	9.963831	9.49%	4,771
2011	9.570204	9.100603	-4.91%	6,535
2010	7.879127	9.570204	21.46%	6,995
2009	6.106026	7.879127	29.04%	14,178
2008*	10.000000	6.106026	-38.94%	19,455
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	1,588
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.351672	12.013058	-2.74%	10,061
2014	12.047546	12.351672	2.52%	301
2013	10.689127	12.047546	12.71%	282
2012	9.791400	10.689127	9.17%	268
2011	10.096181	9.791400	-3.02%	907
2010	9.302682	10.096181	8.53%	265
2009	7.898055	9.302682	17.78%	240
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.587649	12.209243	-3.01%	22,694
2014	12.230803	12.587649	2.92%	16,726
2013	10.262027	12.230803	19.19%	16,727
2012	9.186597	10.262027	11.71%	16,727
2011	9.678850	9.186597	-5.09%	17,175
2010	8.760766	9.678850	10.48%	23,133
2009	7.177820	8.760766	22.05%	16,521
2008*	10.000000	7.177820	-28.22%	20,351

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.644681	11.362705	-2.42%	497
2014	11.463574	11.644681	1.58%	1,210
2013	11.113606	11.463574	3.15%	1,316
2012	10.517582	11.113606	5.67%	1,713
2011	10.550197	10.517582	-0.31%	2,182
2010	10.049218	10.550197	4.99%	2,279
2009	9.045270	10.049218	11.10%	1,186
2008*	10.000000	9.045270	-9.55%	1,343
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.482534	12.139533	-2.75%	16,601
2014	12.143433	12.482534	2.79%	15,204
2013	10.486339	12.143433	15.80%	27,589
2012	9.493730	10.486339	10.46%	27,798
2011	9.888232	9.493730	-3.99%	39,134
2010	9.032136	9.888232	9.48%	46,650
2009	7.534670	9.032136	19.87%	39,379
2008*	10.000000	7.534670	-24.65%	4,293
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	348
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	2,092
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	978
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	4,859
2012	10.061041	10.882906	8.17%	4,903
2011	10.262408	10.061041	-1.96%	4,949
2010	9.574869	10.262408	7.18%	3,098
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.006669	11.698630	-2.57%	362
2014	11.668360	12.006669	2.90%	3,229
2013	12.128324	11.668360	-3.79%	518
2012	11.479579	12.128324	5.65%	1,454
2011	10.991856	11.479579	4.44%	1,566
2010	10.472120	10.991856	4.96%	1,410
2009	9.810381	10.472120	6.75%	3,464
2008*	10.000000	9.810381	-1.90%	796
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.011044	12.723700	-2.21%	3,791
2014	12.619991	13.011044	3.10%	7,285
2013	13.106782	12.619991	-3.71%	7,285
2012	12.447959	13.106782	5.29%	7,285
2011	11.940533	12.447959	4.25%	7,743
2010	11.235352	11.940533	6.28%	7,709
2009	9.816183	11.235352	14.46%	8,144
2008*	10.000000	9.816183	-1.84%	796
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.682317	24.441041	-17.66%	3,139
2014	32.031239	29.682317	-7.33%	2,703
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0
2006	25.668285	34.396680	34.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.629231	12.401033	-1.81%	8,040
2014	12.286278	12.629231	2.79%	9,858
2013	13.027084	12.286278	-5.69%	10,764
2012	12.859823	13.027084	1.30%	20,218
2011	12.196707	12.859823	5.44%	23,702
2010	11.841388	12.196707	3.00%	70,110
2009	11.730769	11.841388	0.94%	89,385
2008	11.078405	11.730769	5.89%	110,368
2007	10.518089	11.078405	5.33%	33,461
2006	10.353547	10.518089	1.59%	8,890

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.698760	8.275452	-4.87%	149
2014	8.913363	8.698760	-2.41%	149
2013	7.712871	8.913363	15.56%	1,661
2012	6.809681	7.712871	13.26%	3,965
2011	7.696934	6.809681	-11.53%	3,609
2010	6.928966	7.696934	11.08%	4,522
2009	5.445149	6.928966	27.25%	67,247
2008*	10.000000	5.445149	-45.55%	2,073
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.501783	9.210492	-3.07%	1,234
2014	10.303705	9.501783	-7.78%	475
2013	8.661863	10.303705	18.95%	441
2012	7.454397	8.661863	16.20%	557
2011	8.701155	7.454397	-14.33%	567
2010	8.241771	8.701155	5.57%	510
2009	6.519215	8.241771	26.42%	477
2008	11.653883	6.519215	-44.06%	1,488
2007	10.838892	11.653883	7.52%	1,628
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.708454	23.072770	-2.68%	0
2014	22.973178	23.708454	3.20%	0
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	546
2011	17.070018	16.120682	-5.56%	548
2010	15.148905	17.070018	12.68%	1,567
2009	12.114945	15.148905	25.04%	1,569
2008	19.514699	12.114945	-37.92%	1,571
2007	18.737590	19.514699	4.15%	5,441
2006	16.309572	18.737590	14.89%	2,322
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.183966	14.899909	-1.87%	428
2014	14.769342	15.183966	2.81%	430
2013	13.246513	14.769342	11.50%	17,172
2012	12.319785	13.246513	7.52%	15,891
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	1,436
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	149
2013	14.277565	16.770944	17.46%	3,474
2012	12.939906	14.277565	10.34%	2,002
2011	13.287558	12.939906	-2.62%	149
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.753235	13.555228	-1.44%	14,376
2014	13.467169	13.753235	2.12%	14,111
2013	13.068618	13.467169	3.05%	26,440
2012	12.640931	13.068618	3.38%	29,313
2011	12.492878	12.640931	1.19%	29,160
2010	12.001664	12.492878	4.09%	29,613
2009	11.192423	12.001664	7.23%	33,829
2008	12.115711	11.192423	-7.62%	23,135
2007	11.696954	12.115711	3.58%	17,444
2006	11.207819	11.696954	4.36%	6,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.927460	18.543411	-2.03%	15,890
2014	18.306317	18.927460	3.39%	15,451
2013	15.967796	18.306317	14.65%	20,628
2012	14.659593	15.967796	8.92%	26,396
2011	14.918601	14.659593	-1.74%	29,970
2010	13.683133	14.918601	9.03%	46,791
2009	11.683976	13.683133	17.11%	57,259
2008	15.475992	11.683976	-24.50%	58,339
2007	14.901735	15.475992	3.85%	88,681
2006	13.613200	14.901735	9.47%	77,049
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.708065	21.183275	-2.42%	353
2014	21.040498	21.708065	3.17%	345
2013	17.490352	21.040498	20.30%	978
2012	15.641258	17.490352	11.82%	7,164
2011	16.256941	15.641258	-3.79%	20,661
2010	14.656816	16.256941	10.92%	21,291
2009	11.986491	14.656816	22.28%	31,855
2008	17.773319	11.986491	-32.56%	32,698
2007	17.034678	17.773319	4.34%	36,689
2006	15.128634	17.034678	12.60%	17,795

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.413425	16.129457	-1.73%	19,509
2014	15.941727	16.413425	2.96%	19,536
2013	14.677045	15.941727	8.62%	22,402
2012	13.820321	14.677045	6.20%	30,823
2011	13.774685	13.820321	0.33%	4,710
2010	12.913074	13.774685	6.67%	3,998
2009	11.466673	12.913074	12.61%	14,857
2008	13.730727	11.466673	-16.49%	8,618
2007	13.196251	13.730727	4.05%	8,500
2006	12.380997	13.196251	6.58%	4,440
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.933146	22.600034	3.04%	21,232
2014	20.552673	21.933146	6.72%	17,698
2013	15.341284	20.552673	33.97%	19,240
2012	13.179314	15.341284	16.40%	38,404
2011	13.749831	13.179314	-4.15%	41,100
2010	12.889699	13.749831	6.67%	55,667
2009*	10.000000	12.889699	28.90%	569
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.121830	9.963836	-1.56%	7,919
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.193791	31.802564	-4.19%	2,840
2014	30.860662	33.193791	7.56%	2,746
2013	23.596073	30.860662	30.79%	3,753
2012	20.434535	23.596073	15.47%	4,181
2011	21.329936	20.434535	-4.20%	4,307
2010	17.193492	21.329936	24.06%	4,887
2009	12.789853	17.193492	34.43%	7,821
2008	20.478657	12.789853	-37.55%	6,016
2007	19.370427	20.478657	5.72%	2,094
2006	17.931223	19.370427	8.03%	1,780
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.488306	9.327011	-1.70%	21,581
2014	9.652396	9.488306	-1.70%	28,414
2013	9.819323	9.652396	-1.70%	21,023
2012	9.989602	9.819323	-1.70%	62,260
2011	10.161875	9.989602	-1.70%	35,274
2010	10.337602	10.161875	-1.70%	55,816
2009	10.511969	10.337602	-1.66%	168,354
2008	10.478564	10.511969	0.32%	380,122
2007	10.173209	10.478564	3.00%	104,478
2006	9.900155	10.173209	2.76%	27,333

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.926060	14.248230	-4.54%	3,474
2014	14.616534	14.926060	2.12%	3,549
2013	15.038426	14.616534	-2.81%	3,522
2012	13.629522	15.038426	10.34%	2,662
2011	13.135866	13.629522	3.76%	3,979
2010	12.083619	13.135866	8.71%	4,133
2009	9.883035	12.083619	22.27%	4,084
2008	12.155901	9.883035	-18.70%	4,988
2007	11.820574	12.155901	2.84%	2,890
2006	11.469514	11.820574	3.06%	2,042
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.551539	10.304247	-2.34%	2,103
2014	10.881151	10.551539	-3.03%	765
2013	9.142317	10.881151	19.02%	945
2012	8.051216	9.142317	13.55%	6,843
2011	9.062326	8.051216	-11.16%	7,223
2010	8.100611	9.062326	11.87%	9,610
2009	6.054548	8.100611	33.79%	15,402
2008*	10.000000	6.054548	-39.45%	18,004
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.068802	14.020743	-6.96%	2,494
2014	16.971863	15.068802	-11.21%	2,347
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
2006	17.814837	21.436127	20.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.086480	14.280374	1.38%	3,819
2014	13.009812	14.086480	8.28%	9,815
2013	9.846233	13.009812	32.13%	12,362
2012	8.624835	9.846233	14.16%	7,832
2011	9.066774	8.624835	-4.87%	7,418
2010	7.995483	9.066774	13.40%	11,706
2009	6.288065	7.995483	27.15%	50,550
2008*	10.000000	6.288065	-37.12%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.371647	12.692602	-5.08%	3,576
2014	12.338983	13.371647	8.37%	3,268
2013	9.296096	12.338983	32.73%	20,428
2012	8.042434	9.296096	15.59%	24,320
2011	8.712042	8.042434	-7.69%	2,553
2010	7.860693	8.712042	10.83%	4,080
2009	6.276217	7.860693	25.25%	7,336
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.113403	13.825497	-2.04%	3,237
2014	13.842586	14.113403	1.96%	9,061
2013	10.159648	13.842586	36.25%	12,656
2012	9.015486	10.159648	12.69%	8,460
2011	9.598319	9.015486	-6.07%	12,301
2010	7.720646	9.598319	24.32%	82,719
2009	6.198650	7.720646	24.55%	17,357
2008*	10.000000	6.198650	-38.01%	6,001
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.975956	16.205808	-4.54%	2,464
2014	14.757742	16.975956	15.03%	13,250
2013	11.065093	14.757742	33.37%	4,932
2012	9.675375	11.065093	14.36%	8,338
2011	10.076273	9.675375	-3.98%	8,453
2010	8.568256	10.076273	17.60%	9,914
2009	6.680815	8.568256	28.25%	13,400
2008*	10.000000	6.680815	-33.19%	13,013
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.014429	21.754764	-1.18%	619
2014	21.840806	22.014429	0.79%	4,188
2013	15.434684	21.840806	41.50%	443
2012	13.884361	15.434684	11.17%	460
2011	14.246687	13.884361	-2.54%	803
2010	11.584600	14.246687	22.98%	48,624
2009	9.265881	11.584600	25.02%	1,173
2008	17.631567	9.265881	-47.45%	619
2007	16.381818	17.631567	7.63%	1,249
2006	16.181325	16.381818	1.24%	1,285

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.111468	30.501408	-7.88%	1,665
2014	31.549689	33.111468	4.95%	1,704
2013	22.921069	31.549689	37.64%	5,087
2012	19.382715	22.921069	18.26%	3,074
2011	20.854531	19.382715	-7.06%	2,047
2010	16.774034	20.854531	24.33%	1,976
2009	13.558015	16.774034	23.72%	2,284
2008	20.373659	13.558015	-33.45%	3,340
2007	22.343246	20.373659	-8.82%	3,135
2006	19.410077	22.343246	15.11%	2,359
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.183666	28.143842	-3.56%	3,576
2014	29.524266	29.183666	-1.15%	4,079
2013	21.369151	29.524266	38.16%	4,331
2012	18.866762	21.369151	13.26%	5,602
2011	20.374791	18.866762	-7.40%	7,486
2010	16.584203	20.374791	22.86%	8,988
2009	12.550074	16.584203	32.14%	9,451
2008	20.711245	12.550074	-39.40%	9,920
2007	20.679636	20.711245	0.15%	10,459
2006	18.824087	20.679636	9.86%	3,160
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.615524	21.388690	-1.05%	202
2014	19.665564	21.615524	9.92%	248
2013	15.295902	19.665564	28.57%	593
2012	13.668346	15.295902	11.91%	3,677
2011	13.851856	13.668346	-1.32%	3,990
2010	12.445536	13.851856	11.30%	5,409
2009	10.083723	12.445536	23.42%	9,489
2008	17.569268	10.083723	-42.61%	13,561
2007	16.567058	17.569268	6.05%	17,435
2006	14.861207	16.567058	11.48%	5,133
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.794413	12.792348	-7.26%	3,207
2014	10.911489	13.794413	26.42%	19,928
2013	10.808349	10.911489	0.95%	4,110
2012	9.513349	10.808349	13.61%	5,539
2011	9.117820	9.513349	4.34%	4,611
2010	7.144713	9.117820	27.62%	8,883
2009	5.569001	7.144713	28.29%	10,568
2008*	10.000000	5.569001	-44.31%	160
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.968643	12.868379	-0.77%	4,548
2014	11.667162	12.968643	11.16%	3,704
2013*	10.000000	11.667162	16.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.264591	10.055677	-2.04%	2,193
2014	10.390782	10.264591	-1.21%	2,331
2013	10.559348	10.390782	-1.60%	3,008
2012	10.376793	10.559348	1.76%	2,401
2011	10.420487	10.376793	-0.42%	3,206
2010	10.350221	10.420487	0.68%	3,139
2009	9.830311	10.350221	5.29%	3,093
2008*	10.000000	9.830311	-1.70%	1,099
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.883401	12.046089	-6.50%	629
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.527845	13.723442	-5.54%	2,654
2014	16.089992	14.527845	-9.71%	2,697
2013	13.629435	16.089992	18.05%	2,858
2012	11.596824	13.629435	17.53%	32,093
2011	13.471087	11.596824	-13.91%	4,558
2010	12.886142	13.471087	4.54%	5,765
2009*	10.000000	12.886142	28.86%	11,258
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.155483	28.944934	-0.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.184595	10.029857	-1.52%	2,794
2014	10.297917	10.184595	-1.10%	2,992
2013	10.411789	10.297917	-1.09%	2,557
2012	10.125982	10.411789	2.82%	3,906
2011	10.270957	10.125982	-1.41%	5,526
2010	9.924075	10.270957	3.50%	3,736
2009	8.908440	9.924075	11.40%	6,318
2008	10.468312	8.908440	-14.90%	18,758
2007	10.165281	10.468312	2.98%	28,371
2006	9.923615	10.165281	2.44%	5,057
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.969959	23.453225	-2.16%	758
2014	22.091013	23.969959	8.51%	1,372
2013	16.331631	22.091013	35.27%	1,385
2012	14.970977	16.331631	9.09%	1,196
2011	15.713411	14.970977	-4.72%	1,125
2010	13.011216	15.713411	20.77%	2,025
2009	10.071209	13.011216	29.19%	2,028
2008	16.919113	10.071209	-40.47%	1,909
2007	15.995506	16.919113	5.77%	21,120
2006	14.310433	15.995506	11.78%	6,278

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.142872	29.699454	1.91%	2,909
2014	29.049621	29.142872	0.32%	3,375
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	672
2008	23.819814	13.971006	-41.35%	672
2007	22.844786	23.819814	4.27%	672
2006	19.800617	22.844786	15.37%	672
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	2,642
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.009507	9.131402	1.35%	1,035
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.949132	23.259863	1.35%	3,807
2014	21.146639	22.949132	8.52%	928
2013	16.366709	21.146639	29.21%	2,662
2012	14.278780	16.366709	14.62%	5,237
2011	14.571030	14.278780	-2.01%	5,638
2010	12.797538	14.571030	13.86%	7,436
2009	10.171462	12.797538	25.82%	12,121
2008	16.860008	10.171462	-39.67%	15,379
2007	16.469437	16.860008	2.37%	18,359
2006	14.598881	16.469437	12.81%	8,808
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.785456	32.110324	-7.69%	203
2014	31.693294	34.785456	9.76%	1,011
2013	22.927266	31.693294	38.23%	1,182
2012	19.822086	22.927266	15.67%	1,039
2011	20.656451	19.822086	-4.04%	1,441
2010	17.076263	20.656451	20.97%	1,585
2009	12.690879	17.076263	34.56%	3,475
2008	20.825139	12.690879	-39.06%	4,851
2007	21.486399	20.825139	-3.08%	7,566
2006	19.062727	21.486399	12.71%	1,381
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	580

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	519
2013	12.849827	11.801877	-8.16%	247
2012	12.422654	12.849827	3.44%	247
2011	11.655907	12.422654	6.58%	5,351
2010	10.841398	11.655907	7.51%	13,575
2009*	10.000000	10.841398	8.41%	638
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.319791	11.150585	-1.49%	15,389
2014	11.430031	11.319791	-0.96%	13,976
2013	11.654767	11.430031	-1.93%	20,977
2012	11.212140	11.654767	3.95%	15,445
2011	11.291696	11.212140	-0.70%	23,084
2010	10.920652	11.291696	3.40%	20,616
2009*	10.000000	10.920652	9.21%	11,406
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.587320	10.442267	-1.37%	342
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	48
2012	9.977132	10.738805	7.63%	6,252
2011*	10.000000	9.977132	-0.23%	3,248
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.123908	18.292650	-9.10%	0
2014	18.487671	20.123908	8.85%	0
2013	13.861733	18.487671	33.37%	0
2012	11.836773	13.861733	17.11%	0
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	0
2009	8.801105	11.230666	27.61%	0
2008	14.605472	8.801105	-39.74%	0
2007	15.814500	14.605472	-7.65%	0
2006	13.878937	15.814500	13.95%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
2006	15.940489	20.014021	25.55%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.112107	20.407383	-7.71%	0
2014	20.501553	22.112107	7.86%	0
2013	14.510913	20.501553	41.28%	0
2012	12.923645	14.510913	12.28%	0
2011	16.003190	12.923645	-19.24%	0
2010	13.476794	16.003190	18.75%	0
2009	8.364903	13.476794	61.11%	0
2008	13.514512	8.364903	-38.10%	0
2007	13.030197	13.514512	3.72%	0
2006	12.571599	13.030197	3.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.044718	31.005791	10.56%	14,863
2014	21.741054	28.044718	28.99%	21,459
2013	14.694301	21.741054	47.96%	23,109
2012	11.411460	14.694301	28.77%	29,317
2011	10.516214	11.411460	8.51%	2,056
2010*	10.000000	10.516214	5.16%	862
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.698828	12.379052	-2.52%	818
2014	12.009836	12.698828	5.74%	925
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	301
2011	11.049723	11.449331	3.62%	2,596
2010	10.519334	11.049723	5.04%	2,641
2009	9.783489	10.519334	7.52%	3,672
2008	11.114815	9.783489	-11.98%	10,292
2007	10.747251	11.114815	3.42%	24,473
2006	10.556674	10.747251	1.81%	3,074
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
2006	14.980954	16.318002	8.92%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.203512	-17.96%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.389247	5.488215	-34.58%	58
2014	10.549928	8.389247	-20.48%	61
2013	9.709583	10.549928	8.65%	64
2012*	10.000000	9.709583	-2.90%	12,961

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	8,693
2012*	10.000000	9.613860	-3.86%	1,378
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.914709	21.875813	-4.53%	0
2014	23.757157	22.914709	-3.55%	0
2013	16.087110	23.757157	47.68%	442
2012	15.171806	16.087110	6.03%	13
2011	16.177314	15.171806	-6.22%	41,433
2010	12.981380	16.177314	24.62%	1,173
2009	8.651424	12.981380	50.05%	735

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
2010	12.500366	13.853680	10.83%	1,043
2009	10.571782	12.500366	18.24%	1,727
2008	18.144090	10.571782	-41.73%	2,054
2007	17.612985	18.144090	3.02%	2,587
2006	15.323276	17.612985	14.94%	3,570
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.673966	31.200744	-7.34%	1,608
2014	31.459395	33.673966	7.04%	2,416
2013	23.263995	31.459395	35.23%	7,999
2012	19.987746	23.263995	16.39%	10,665
2011	22.262631	19.987746	-10.22%	12,976
2010	17.899440	22.262631	24.38%	12,317
2009	12.770620	17.899440	40.16%	9,159
2008	20.230378	12.770620	-36.87%	9,417
2007	20.282891	20.230378	-0.26%	0
2006	18.076044	20.282891	12.21%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.211386	12.659799	-4.18%	14,259
2014	13.017171	13.211386	1.49%	34,575
2013	14.476590	13.017171	-10.08%	57,607
2012	13.721610	14.476590	5.50%	88,455
2011	12.497477	13.721610	9.80%	103,936
2010	12.100594	12.497477	3.28%	130,204
2009	11.174654	12.100594	8.29%	128,051
2008	11.557301	11.174654	-3.31%	124,312
2007	10.744215	11.557301	7.57%	66,354
2006	10.764197	10.744215	-0.19%	59,857

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	59
2011	14.210230	14.360944	1.06%	60
2010	12.702518	14.210230	11.87%	605
2009	10.977647	12.702518	15.71%	1,327
2008	17.118633	10.977647	-35.87%	1,576
2007	17.501112	17.118633	-2.19%	1,671
2006	15.248165	17.501112	14.78%	1,756
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.688162	21.939001	-3.30%	7,106
2014	19.866235	22.688162	14.20%	20,020
2013	15.565748	19.866235	27.63%	28,999
2012	13.631589	15.565748	14.19%	37,756
2011	13.991845	13.631589	-2.57%	43,769
2010	11.969492	13.991845	16.90%	39,666
2009	9.385566	11.969492	27.53%	42,719
2008	12.654442	9.385566	-25.83%	41,909
2007	13.201290	12.654442	-4.14%	50,435
2006	11.175422	13.201290	18.13%	32,646
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.945997	14.537422	-2.73%	1,842
2014	14.923860	14.945997	0.15%	1,842
2013	13.275810	14.923860	12.41%	18,895
2012	12.288096	13.275810	8.04%	19,265
2011	12.978965	12.288096	-5.32%	20,879
2010	12.035254	12.978965	7.84%	7,164
2009*	10.000000	12.035254	20.35%	3,090
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.765557	-2.34%	2,284
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	294
2013*	10.000000	12.197325	21.97%	408
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.242517	31.899888	-4.04%	5,022
2014	32.186213	33.242517	3.28%	11,132
2013	23.280544	32.186213	38.25%	31,572
2012	20.473298	23.280544	13.71%	51,821
2011	20.720623	20.473298	-1.19%	74,764
2010	16.760592	20.720623	23.63%	83,949
2009	13.644443	16.760592	22.84%	26,493
2008	20.102320	13.644443	-32.13%	30,678
2007	20.597299	20.102320	-2.40%	22,535
2006	18.322676	20.597299	12.41%	18,603
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.085928	23.869921	-0.90%	24,210
2014	21.674639	24.085928	11.12%	39,988
2013	16.749922	21.674639	29.40%	42,018
2012	14.764267	16.749922	13.45%	60,652
2011	14.787085	14.764267	-0.15%	93,249
2010	13.140125	14.787085	12.53%	118,797
2009	10.610643	13.140125	23.84%	132,338
2008	17.230487	10.610643	-38.42%	132,403
2007	16.705238	17.230487	3.14%	142,431
2006	14.757838	16.705238	13.20%	146,250
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.739768	20.779660	-4.42%	2,165
2014	20.520863	21.739768	5.94%	9,839
2013	17.286242	20.520863	18.71%	18,130
2012	15.975323	17.286242	8.21%	32,980
2011	14.952491	15.975323	6.84%	29,342
2010	13.228460	14.952491	13.03%	24,708
2009	11.015450	13.228460	20.09%	16,104
2008	15.953656	11.015450	-30.95%	17,748
2007	15.198002	15.953656	4.97%	13,792
2006	13.310580	15.198002	14.18%	25,356
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	0
2008	13.789376	8.430458	-38.86%	0
2007	15.821007	13.789376	-12.84%	0
2006	15.554423	15.821007	1.71%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.784293	14.510195	-8.07%	0
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	36
2011	14.221336	13.203206	-7.16%	36
2010	12.808384	14.221336	11.03%	244
2009	11.509681	12.808384	11.28%	244
2008	16.656504	11.509681	-30.90%	244
2007	15.463850	16.656504	7.71%	245
2006	13.593219	15.463850	13.76%	245
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.437907	13.144729	-2.18%	308
2014	13.213100	13.437907	1.70%	6,964
2013	13.348274	13.213100	-1.01%	7,831
2012	12.413950	13.348274	7.53%	13,741
2011	12.387889	12.413950	0.21%	26,620
2010	11.644119	12.387889	6.39%	41,804
2009	9.863406	11.644119	18.05%	59,635
2008	10.859284	9.863406	-9.17%	70,469
2007	10.513347	10.859284	3.29%	53,784
2006	10.296493	10.513347	2.11%	44,776
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.796984	14.460919	-2.27%	13,651
2014	14.451944	14.796984	2.39%	16,079
2013	12.994518	14.451944	11.22%	19,283
2012	11.853500	12.994518	9.63%	62,676
2011	12.115952	11.853500	-2.17%	79,860
2010	10.956998	12.115952	10.58%	178,299
2009	8.996925	10.956998	21.79%	239,650
2008	12.237236	8.996925	-26.48%	267,175
2007	11.488747	12.237236	6.51%	269,624
2006	10.670550	11.488747	7.67%	241,224
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.342047	15.004361	-2.20%	131,817
2014	14.929274	15.342047	2.76%	162,261
2013	13.140604	14.929274	13.61%	193,900
2012	11.829064	13.140604	11.09%	351,354
2011	12.190669	11.829064	-2.97%	536,341
2010	10.852605	12.190669	12.33%	585,172
2009	8.592820	10.852605	26.30%	612,542
2008	13.015105	8.592820	-33.98%	608,354
2007	12.047375	13.015105	8.03%	551,810
2006	10.976545	12.047375	9.76%	470,010

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.009966	15.646468	-2.27%	67,932
2014	15.557219	16.009966	2.91%	84,567
2013	13.042099	15.557219	19.28%	128,190
2012	11.525200	13.042099	13.16%	166,495
2011	12.071604	11.525200	-4.53%	195,873
2010	10.601792	12.071604	13.86%	217,645
2009	8.225886	10.601792	28.88%	212,578
2008	13.541827	8.225886	-39.26%	221,996
2007	12.409354	13.541827	9.13%	185,661
2006	11.184232	12.409354	10.95%	152,377
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.683154	12.989684	-22.14%	46
2014	19.465593	16.683154	-14.29%	1,062
2013	15.958849	19.465593	21.97%	1,541
2012	15.509505	15.958849	2.90%	3,692
2011	16.651031	15.509505	-6.86%	5,980
2010	14.222735	16.651031	17.07%	10,172
2009	9.809426	14.222735	44.99%	14,787
2008	21.898425	9.809426	-55.20%	18,074
2007	15.304969	21.898425	43.08%	24,451
2006	13.357393	15.304969	14.58%	14,461
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.401267	21.076366	-5.91%	21,275
2014	21.018038	22.401267	6.58%	42,102
2013	16.735236	21.018038	25.59%	56,295
2012	14.552109	16.735236	15.00%	84,764
2011	14.714425	14.552109	-1.10%	104,927
2010	13.032263	14.714425	12.91%	140,264
2009	10.212523	13.032263	27.61%	129,586
2008	18.176748	10.212523	-43.82%	140,640
2007	18.269816	18.176748	-0.51%	125,900
2006	15.504390	18.269816	17.84%	146,682
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.098990	25.312028	5.03%	6,426
2014	22.094915	24.098990	9.07%	23,327
2013	16.535427	22.094915	33.62%	32,821
2012	14.711717	16.535427	12.40%	42,520
2011	14.978073	14.711717	-1.78%	49,433
2010	12.307758	14.978073	21.70%	61,958
2009	9.789375	12.307758	25.73%	65,528
2008	18.910316	9.789375	-48.23%	61,342
2007	15.197310	18.910316	24.43%	61,891
2006	14.513399	15.197310	4.71%	47,265

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.654647	13.301694	-2.58%	80,309
2014	13.158621	13.654647	3.77%	179,346
2013	13.675795	13.158621	-3.78%	435,281
2012	13.181320	13.675795	3.75%	575,189
2011	12.533669	13.181320	5.17%	670,352
2010	11.861582	12.533669	5.67%	925,110
2009	10.455436	11.861582	13.45%	1,400,192
2008	11.023236	10.455436	-5.15%	1,282,436
2007	10.780356	11.023236	2.25%	1,424,294
2006	10.536024	10.780356	2.32%	627,195
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.870883	34.669062	-3.35%	29,669
2014	34.432944	35.870883	4.18%	51,174
2013	25.793803	34.432944	33.49%	77,392
2012	22.916990	25.793803	12.55%	115,192
2011	26.163996	22.916990	-12.41%	161,275
2010	20.711886	26.163996	26.32%	204,360
2009	15.084376	20.711886	37.31%	210,608
2008	25.422593	15.084376	-40.67%	212,105
2007	22.436487	25.422593	13.31%	197,234
2006	20.315297	22.436487	10.44%	163,343
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.379298	21.697549	1.49%	2,352
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
2008	25.521269	14.051348	-44.94%	0
2007	22.193606	25.521269	14.99%	0
2006	19.179150	22.193606	15.72%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.225071	28.748640	-4.88%	2,871
2014	28.882321	30.225071	4.65%	4,925
2013	22.580709	28.882321	27.91%	4,925
2012	18.088260	22.580709	24.84%	5,549
2011	20.239014	18.088260	-10.63%	7,241
2010	16.304818	20.239014	24.13%	8,365
2009	10.559959	16.304818	54.40%	10,427
2008	22.064612	10.559959	-52.14%	10,998
2007	21.300753	22.064612	3.59%	11,250
2006	18.687545	21.300753	13.98%	19,257

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	246
2012	8.821565	9.995709	13.31%	524
2011	9.118982	8.821565	-3.26%	754
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.755268	13.474340	-8.68%	1,299
2014	14.355460	14.755268	2.79%	18,968
2013	12.823360	14.355460	11.95%	53,411
2012	11.586341	12.823360	10.68%	75,541
2011	11.517649	11.586341	0.60%	94,406
2010	10.404178	11.517649	10.70%	91,009
2009	7.809563	10.404178	33.22%	125,754
2008	11.299943	7.809563	-30.89%	133,389
2007	11.085844	11.299943	1.93%	123,997
2006*	10.000000	11.085844	10.86%	28,570
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.466302	23.161204	-5.33%	2,398
2014	22.904150	24.466302	6.82%	8,675
2013	17.975242	22.904150	27.42%	13,271
2012	16.341438	17.975242	10.00%	12,567
2011	15.690609	16.341438	4.15%	36,088
2010	13.237176	15.690609	18.53%	50,072
2009	11.481566	13.237176	15.29%	67,141
2008	16.030637	11.481566	-28.38%	80,780
2007	16.768456	16.030637	-4.40%	90,544
2006	14.571240	16.768456	15.08%	106,654
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.498756	28.661334	-9.01%	10,158
2014	31.877872	31.498756	-1.19%	22,415
2013	23.815169	31.877872	33.86%	52,693
2012	20.475326	23.815169	16.31%	96,672
2011	21.653562	20.475326	-5.44%	142,626
2010	17.188036	21.653562	25.98%	169,070
2009	13.545032	17.188036	26.90%	321,352
2008	20.582439	13.545032	-34.19%	20,372
2007	21.461905	20.582439	-4.10%	18,763
2006	18.672305	21.461905	14.94%	25,264
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.177287	19.455662	-8.13%	378
2014	24.254593	21.177287	-12.69%	10,206
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
2008	23.430527	13.724837	-41.42%	0
2007	20.657060	23.430527	13.43%	0
2006	17.311415	20.657060	19.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.728973	9.147207	-5.98%	2,930
2014	9.724029	9.728973	0.05%	13,907
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.036442	14.445873	2.92%	3,440
2014	13.207581	14.036442	6.28%	4,410
2013	9.615981	13.207581	37.35%	6,235
2012*	10.000000	9.615981	-3.84%	9,089
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.825380	12.061506	-5.96%	209
2014	12.531340	12.825380	2.35%	217
2013	9.928417	12.531340	26.22%	236
2012*	10.000000	9.928417	-0.72%	1,213
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.789343	13.689158	-0.73%	4,911
2014	13.032547	13.789343	5.81%	7,361
2013	9.710282	13.032547	34.21%	10,858
2012*	10.000000	9.710282	-2.90%	22,085

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.424075	13.889249	-9.95%	9,939
2014	16.571392	15.424075	-6.92%	15,586
2013	13.478931	16.571392	22.94%	32,379
2012	11.512000	13.478931	17.09%	36,354
2011	12.626540	11.512000	-8.83%	43,219
2010	11.825400	12.626540	6.77%	41,869
2009*	10.000000	11.825400	18.25%	23,518
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	5,223
2013	10.782323	11.705933	8.57%	1,217
2012*	10.000000	10.782323	7.82%	1,105
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.580801	12.571862	-7.43%	206
2014	12.814288	13.580801	5.98%	8,208
2013	10.037435	12.814288	27.66%	4,917
2012*	10.000000	10.037435	0.37%	293
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
2010	15.488254	16.452918	6.23%	0
2009	12.552746	15.488254	23.39%	584
2008	15.220939	12.552746	-17.53%	2,152
2007	14.048292	15.220939	8.35%	4,789
2006	12.949158	14.048292	8.49%	3,861
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.756238	-2.44%	1,380
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.727558	31.594142	9.98%	14,143
2014	26.956617	28.727558	6.57%	31,083
2013	20.962185	26.956617	28.60%	43,872
2012	17.226388	20.962185	21.69%	68,948
2011	18.840477	17.226388	-8.57%	77,472
2010	18.009002	18.840477	4.62%	80,719
2009	12.553269	18.009002	43.46%	64,711
2008	22.943703	12.553269	-45.29%	58,209
2007	17.092574	22.943703	34.23%	33,277
2006	15.942807	17.092574	7.21%	10,372

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	464
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.611695	25.635747	-10.40%	1,123
2014	33.130857	28.611695	-13.64%	2,297
2013	29.506835	33.130857	12.28%	5,868
2012	26.536056	29.506835	11.20%	8,390
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
2008	39.355413	18.470555	-53.07%	0
2007	31.366880	39.355413	44.07%	0
2006	21.719936	31.366880	44.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.858653	12.362520	-3.86%	0
2014	14.148077	12.858653	-9.11%	97
2013	10.196918	14.148077	38.75%	642
2012*	10.000000	10.196918	1.97%	697
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.960908	26.241671	-2.67%	32,576
2014	24.900646	26.960908	8.27%	74,677
2013	18.690785	24.900646	33.22%	194,082
2012	16.417040	18.690785	13.85%	345,132
2011	16.787166	16.417040	-2.20%	490,652
2010	15.362835	16.787166	9.27%	601,169
2009	12.769555	15.362835	20.31%	771,167
2008	19.324816	12.769555	-33.92%	116,396
2007	18.282573	19.324816	5.70%	84,178
2006	15.440964	18.282573	18.40%	48,903
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.678641	15.333259	4.46%	12,417
2014	14.772760	14.678641	-0.64%	23,966
2013	11.780323	14.772760	25.40%	29,255
2012	10.342861	11.780323	13.90%	53,835
2011	10.717202	10.342861	-3.49%	52,336
2010*	10.000000	10.717202	7.17%	30,172
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.705202	-2.95%	5,709

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.501542	15.050741	-8.79%	372
2014	17.149472	16.501542	-3.78%	8,445
2013	13.231297	17.149472	29.61%	8,580
2012	10.982532	13.231297	20.48%	10,580
2011	11.280501	10.982532	-2.64%	10,787
2010*	10.000000	11.280501	12.81%	47
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.978136	20.634332	-6.11%	15,266
2014	19.805247	21.978136	10.97%	33,719
2013	15.309114	19.805247	29.37%	57,795
2012	13.615559	15.309114	12.44%	96,281
2011	13.790494	13.615559	-1.27%	154,631
2010	12.404567	13.790494	11.17%	221,810
2009*	10.000000	12.404567	24.05%	571
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.111333	14.000824	-0.78%	332,445
2014	13.679983	14.111333	3.15%	689,473
2013	11.293817	13.679983	21.13%	868,923
2012	9.934130	11.293817	13.69%	904,572
2011	10.017612	9.934130	-0.83%	958,578
2010	9.102112	10.017612	10.06%	983,487
2009	7.506594	9.102112	21.25%	970,876
2008	10.880072	7.506594	-31.01%	825,522
2007	10.434128	10.880072	4.27%	357,775
2006*	10.000000	10.434128	4.34%	90,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.324564	11.100673	-1.98%	300,420
2014	10.979648	11.324564	3.14%	444,293
2013	11.470453	10.979648	-4.28%	567,608
2012	11.122824	11.470453	3.13%	567,443
2011	10.707494	11.122824	3.88%	550,111
2010	10.282254	10.707494	4.14%	604,042
2009	9.331593	10.282254	10.19%	568,841
2008	10.538162	9.331593	-11.45%	537,566
2007	10.416259	10.538162	1.17%	279,178
2006*	10.000000	10.416259	4.16%	3,677
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.925333	15.623617	4.68%	10,304
2014	14.917365	14.925333	0.05%	26,639
2013	11.802543	14.917365	26.39%	41,395
2012	9.839907	11.802543	19.95%	64,541
2011	11.042898	9.839907	-10.89%	74,351
2010	10.098290	11.042898	9.35%	79,237
2009	7.258389	10.098290	39.13%	67,768
2008	12.039659	7.258389	-39.71%	66,369
2007	10.715931	12.039659	12.35%	39,458
2006*	10.000000	10.715931	7.16%	5,820

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.272660	14.924156	4.56%	16,256
2014	13.442503	14.272660	6.18%	43,740
2013	10.556109	13.442503	27.34%	99,080
2012	9.151941	10.556109	15.34%	161,297
2011	9.772798	9.151941	-6.35%	208,493
2010	8.415640	9.772798	16.13%	244,333
2009	6.171929	8.415640	36.35%	283,407
2008	11.260943	6.171929	-45.19%	398,940
2007	10.243775	11.260943	9.93%	285,905
2006*	10.000000	10.243775	2.44%	175,091
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.017917	12.929086	-0.68%	259,849
2014	12.020395	13.017917	8.30%	413,688
2013	9.200983	12.020395	30.64%	507,511
2012	8.000182	9.200983	15.01%	626,494
2011	8.328583	8.000182	-3.94%	633,102
2010	7.638486	8.328583	9.03%	639,334
2009	5.948820	7.638486	28.40%	563,896
2008	9.776234	5.948820	-39.15%	480,507
2007*	10.000000	9.776234	-2.24%	121,796
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.582429	18.738048	-4.31%	1,178
2014	19.435544	19.582429	0.76%	8,525
2013	18.475098	19.435544	5.20%	0
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0
2010	14.475127	16.092715	11.17%	584
2009	10.091024	14.475127	43.45%	584
2008	14.263038	10.091024	-29.25%	662
2007	14.077197	14.263038	1.32%	663
2006	12.953685	14.077197	8.67%	3,054
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.207767	22.234394	-8.15%	15,412
2014	22.619836	24.207767	7.02%	42,571
2013	17.015902	22.619836	32.93%	92,344
2012	14.656457	17.015902	16.10%	149,566
2011	15.307241	14.656457	-4.25%	193,413
2010	13.495264	15.307241	13.43%	224,591
2009	10.708491	13.495264	26.02%	179,656
2008	17.361358	10.708491	-38.32%	225,062
2007	18.145324	17.361358	-4.32%	664,903
2006	15.981000	18.145324	13.54%	432,128
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.122340	10.735192	-3.48%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.766378	12.393340	-2.92%	309
2014	12.193947	12.766378	4.69%	981
2013	8.646821	12.193947	41.02%	4,367
2012	7.532982	8.646821	14.79%	9,190
2011	8.678463	7.532982	-13.20%	17,614
2010	7.655149	8.678463	13.37%	13,306
2009	5.093703	7.655149	50.29%	13,195
2008*	10.000000	5.093703	-49.06%	745
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.691900	14.374388	-2.16%	44,452
2014	13.531460	14.691900	8.58%	104,591
2013	9.940186	13.531460	36.13%	291,275
2012	9.083641	9.940186	9.43%	517,533
2011	9.557223	9.083641	-4.96%	687,450
2010	7.872447	9.557223	21.40%	854,980
2009	6.103951	7.872447	28.97%	1,509,383
2008*	10.000000	6.103951	-38.96%	1,734,749
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.456988	12.024315	-3.47%	727
2014	12.133258	12.456988	2.67%	3,078
2013	9.537949	12.133258	27.21%	3,175
2012	8.358114	9.537949	14.12%	31,430
2011	9.086283	8.358114	-8.01%	31,211
2010	8.044836	9.086283	12.95%	30,867
2009	6.337755	8.044836	26.94%	31,138
2008*	10.000000	6.337755	-36.62%	22,165
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.309826	11.966272	-2.79%	221,464
2014	12.012839	12.309826	2.47%	282,208
2013	10.663756	12.012839	12.65%	292,993
2012	9.773150	10.663756	9.11%	429,634
2011	10.082476	9.773150	-3.07%	539,261
2010	9.294787	10.082476	8.47%	521,185
2009	7.895368	9.294787	17.72%	294,424
2008*	10.000000	7.895368	-21.05%	271,451
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.544967	12.161653	-3.06%	80,766
2014	12.195542	12.544967	2.87%	913,425
2013	10.237652	12.195542	19.12%	1,660,823
2012	9.169449	10.237652	11.65%	1,612,498
2011	9.665696	9.169449	-5.13%	1,647,349
2010	8.753321	9.665696	10.42%	1,785,597
2009	7.175372	8.753321	21.99%	720,514
2008*	10.000000	7.175372	-28.25%	505,659

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.605240	11.318457	-2.47%	93,550
2014	11.430565	11.605240	1.53%	116,139
2013	11.087244	11.430565	3.10%	158,490
2012	10.497989	11.087244	5.61%	509,308
2011	10.535889	10.497989	-0.36%	359,423
2010	10.040691	10.535889	4.93%	161,177
2009	9.042194	10.040691	11.04%	111,032
2008*	10.000000	9.042194	-9.58%	96,989
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.440261	12.092268	-2.80%	499,881
2014	12.108469	12.440261	2.74%	728,334
2013	10.461468	12.108469	15.74%	1,025,965
2012	9.476046	10.461468	10.40%	1,277,032
2011	9.874824	9.476046	-4.04%	1,374,027
2010	9.024479	9.874824	9.42%	1,719,672
2009	7.532112	9.024479	19.81%	525,635
2008*	10.000000	7.532112	-24.68%	488,732
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.477060	12.073870	-3.23%	351,407
2014	12.145260	12.477060	2.73%	522,885
2013	9.946771	12.145260	22.10%	768,012
2012	8.835604	9.946771	12.58%	1,710,912
2011	9.433360	8.835604	-6.34%	2,077,135
2010	8.473381	9.433360	11.33%	2,075,599
2009	6.813408	8.473381	24.36%	432,971
2008*	10.000000	6.813408	-31.87%	393,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.134187	11.794839	-2.80%	152,307
2014	11.865930	12.134187	2.26%	344,705
2013	10.857085	11.865930	9.29%	332,764
2012	10.042298	10.857085	8.11%	406,034
2011	10.248492	10.042298	-2.01%	375,895
2010	9.566746	10.248492	7.13%	417,077
2009	8.274211	9.566746	15.62%	274,200
2008*	10.000000	8.274211	-17.26%	194,700

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.966029	11.653100	-2.62%	10,741
2014	11.634780	11.966029	2.85%	65,031
2013	12.099576	11.634780	-3.84%	190,048
2012	11.458211	12.099576	5.60%	226,860
2011	10.976951	11.458211	4.38%	280,181
2010	10.463248	10.976951	4.91%	382,781
2009	9.807050	10.463248	6.69%	629,844
2008*	10.000000	9.807050	-1.93%	3,748
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.966964	12.674139	-2.26%	2,647
2014	12.583641	12.966964	3.05%	6,142
2013	13.075685	12.583641	-3.76%	4,740
2012	12.424769	13.075685	5.24%	15,338
2011	11.924351	12.424769	4.20%	14,990
2010	11.225826	11.924351	6.22%	18,593
2009	9.812853	11.225826	14.40%	11,326
2008*	10.000000	9.812853	-1.87%	9,404
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.503519	24.281437	-17.70%	166
2014	31.854512	29.503519	-7.38%	1,737
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
2008	48.966528	20.238876	-58.67%	0
2007	34.329087	48.966528	42.64%	0
2006	25.630840	34.329087	33.94%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.553135	12.320032	-1.86%	62,759
2014	12.218455	12.553135	2.74%	150,034
2013	12.961773	12.218455	-5.73%	320,541
2012	12.801881	12.961773	1.25%	446,234
2011	12.147918	12.801881	5.38%	543,308
2010	11.800022	12.147918	2.95%	752,334
2009	11.695753	11.800022	0.89%	1,223,527
2008	11.050957	11.695753	5.83%	1,481,038
2007	10.497385	11.050957	5.27%	1,277,811
2006	10.338406	10.497385	1.54%	633,243

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.669291	8.243219	-4.91%	2,825
2014	8.887692	8.669291	-2.46%	5,333
2013	7.694573	8.887692	15.51%	7,403
2012	6.796997	7.694573	13.21%	7,273
2011	7.686505	6.796997	-11.57%	10,313
2010	6.923092	7.686505	11.03%	14,574
2009	5.443293	6.923092	27.19%	18,088
2008*	10.000000	5.443293	-45.57%	7,663
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.459956	9.165287	-3.11%	9,073
2014	10.263564	9.459956	-7.83%	6,779
2013	8.632502	10.263564	18.89%	8,211
2012	7.432925	8.632502	16.14%	8,355
2011	8.680525	7.432925	-14.37%	6,638
2010	8.226406	8.680525	5.52%	5,906
2009	6.510364	8.226406	26.36%	6,379
2008	11.644002	6.510364	-44.09%	3,750
2007	10.835236	11.644002	7.46%	2,473
2006*	10.000000	10.835236	8.35%	1,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.565644	22.922125	-2.73%	237,102
2014	22.846408	23.565644	3.15%	445,278
2013	18.273978	22.846408	25.02%	572,508
2012	16.048045	18.273978	13.87%	839,489
2011	17.001736	16.048045	-5.61%	1,299,747
2010	15.095973	17.001736	12.62%	1,424,562
2009	12.078766	15.095973	24.98%	1,571,277
2008	19.466359	12.078766	-37.95%	1,593,129
2007	18.700744	19.466359	4.09%	1,549,900
2006	16.285762	18.700744	14.83%	1,455,892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.140265	14.849467	-1.92%	186,009
2014	14.734335	15.140265	2.75%	171,188
2013	13.221841	14.734335	11.44%	169,660
2012	12.303112	13.221841	7.47%	64,213
2011	12.411964	12.303112	-0.88%	87,549
2010	11.503903	12.411964	7.89%	56,998
2009*	10.000000	11.503903	15.04%	849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.295177	16.902122	-2.27%	41,864
2014	16.731206	17.295177	3.37%	217,996
2013	14.250979	16.731206	17.40%	361,730
2012	12.922393	14.250979	10.28%	236,540
2011	13.276309	12.922393	-2.67%	242,895
2010	12.061576	13.276309	10.07%	297,318
2009*	10.000000	12.061576	20.62%	95,552

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.670380	13.466712	-1.49%	118,190
2014	13.392845	13.670380	2.07%	138,181
2013	13.003124	13.392845	3.00%	172,130
2012	12.584001	13.003124	3.33%	150,424
2011	12.442939	12.584001	1.13%	186,870
2010	11.959774	12.442939	4.04%	195,825
2009	11.159036	11.959774	7.18%	170,296
2008	12.085719	11.159036	-7.67%	123,699
2007	11.673956	12.085719	3.53%	105,520
2006	11.191464	11.673956	4.31%	123,954
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.813468	18.422356	-2.08%	545,387
2014	18.205323	18.813468	3.34%	936,689
2013	15.887798	18.205323	14.59%	1,498,301
2012	14.593590	15.887798	8.87%	1,882,402
2011	14.858981	14.593590	-1.79%	2,461,246
2010	13.635381	14.858981	8.97%	3,469,474
2009	11.649125	13.635381	17.05%	3,651,887
2008	15.437685	11.649125	-24.54%	3,952,489
2007	14.872451	15.437685	3.80%	3,695,952
2006	13.593344	14.872451	9.41%	2,525,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.577330	21.044992	-2.47%	266,395
2014	20.924427	21.577330	3.12%	766,857
2013	17.402708	20.924427	20.24%	1,308,693
2012	15.570810	17.402708	11.76%	2,549,405
2011	16.191935	15.570810	-3.84%	3,493,610
2010	14.605638	16.191935	10.86%	3,934,456
2009	11.950716	14.605638	22.22%	4,070,320
2008	17.729297	11.950716	-32.59%	4,130,025
2007	17.001173	17.729297	4.28%	3,941,584
2006	15.106544	17.001173	12.54%	3,478,952

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.314521	16.024114	-1.78%	204,535
2014	15.853731	16.314521	2.91%	244,302
2013	14.603455	15.853731	8.56%	350,099
2012	13.758057	14.603455	6.14%	377,706
2011	13.719595	13.758057	0.28%	590,726
2010	12.867974	13.719595	6.62%	684,311
2009	11.432441	12.867974	12.56%	752,838
2008	13.696706	11.432441	-16.53%	819,126
2007	13.170301	13.696706	4.00%	775,965
2006	12.362921	13.170301	6.53%	525,966
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.870050	22.523552	2.99%	65,186
2014	20.503983	21.870050	6.66%	96,714
2013	15.312714	20.503983	33.90%	145,290
2012	13.161472	15.312714	16.34%	212,167
2011	13.738189	13.161472	-4.20%	331,502
2010	12.885329	13.738189	6.62%	470,532
2009*	10.000000	12.885329	28.85%	1,425
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.993849	31.594927	-4.24%	3,583
2014	30.690390	32.993849	7.51%	10,576
2013	23.477812	30.690390	30.72%	20,616
2012	20.342486	23.477812	15.41%	24,390
2011	21.244633	20.342486	-4.25%	33,392
2010	17.133429	21.244633	24.00%	37,642
2009	12.751660	17.133429	34.36%	54,612
2008	20.427933	12.751660	-37.58%	51,457
2007	19.332334	20.427933	5.67%	52,817
2006	17.905052	19.332334	7.97%	48,385
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.430955	9.265915	-1.75%	90,481
2014	9.598934	9.430955	-1.75%	170,831
2013	9.769905	9.598934	-1.75%	195,408
2012	9.944406	9.769905	-1.75%	224,150
2011	10.121033	9.944406	-1.75%	482,664
2010	10.301295	10.121033	-1.75%	552,046
2009	10.480380	10.301295	-1.71%	464,488
2008	10.452394	10.480380	0.27%	576,476
2007	10.152993	10.452394	2.95%	642,179
2006	9.885496	10.152993	2.71%	302,816

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.836111	14.155154	-4.59%	14,706
2014	14.535835	14.836111	2.07%	49,427
2013	14.962997	14.535835	-2.85%	73,861
2012	13.568081	14.962997	10.28%	86,707
2011	13.083288	13.568081	3.71%	100,209
2010	12.041376	13.083288	8.65%	103,813
2009	9.853499	12.041376	22.20%	91,305
2008	12.125745	9.853499	-18.74%	92,944
2007	11.797281	12.125745	2.78%	69,408
2006	11.452724	11.797281	3.01%	16,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.515782	10.264111	-2.39%	71,419
2014	10.849797	10.515782	-3.08%	147,304
2013	9.120622	10.849797	18.96%	374,207
2012	8.036198	9.120622	13.49%	645,351
2011	9.050027	8.036198	-11.20%	828,290
2010	8.093736	9.050027	11.82%	919,767
2009	6.052492	8.093736	33.73%	1,400,644
2008*	10.000000	6.052492	-39.48%	1,482,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.979570	13.930623	-7.00%	5,971
2014	16.879954	14.979570	-11.26%	12,428
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	0
2006	17.790715	21.396244	20.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.038767	14.224750	1.32%	21,648
2014	12.972341	14.038767	8.22%	51,957
2013	9.822877	12.972341	32.06%	132,572
2012	8.608756	9.822877	14.10%	235,110
2011	9.054459	8.608756	-4.92%	352,125
2010	7.988688	9.054459	13.34%	444,794
2009	6.285917	7.988688	27.09%	877,198
2008*	10.000000	6.285917	-37.14%	906

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.326338	12.643162	-5.13%	6,301
2014	12.303435	13.326338	8.31%	22,862
2013	9.274032	12.303435	32.67%	32,794
2012	8.027444	9.274032	15.53%	37,720
2011	8.700219	8.027444	-7.73%	52,334
2010	7.854021	8.700219	10.77%	36,403
2009	6.274075	7.854021	25.18%	45,234
2008*	10.000000	6.274075	-37.26%	1,993
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.065582	13.771644	-2.09%	31,212
2014	13.802708	14.065582	1.90%	75,692
2013	10.135533	13.802708	36.18%	170,916
2012	8.998670	10.135533	12.63%	326,968
2011	9.585284	8.998670	-6.12%	461,439
2010	7.714076	9.585284	24.26%	589,122
2009	6.196535	7.714076	24.49%	873,717
2008*	10.000000	6.196535	-38.03%	542,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.918435	16.142678	-4.59%	33,787
2014	14.715228	16.918435	14.97%	69,589
2013	11.038815	14.715228	33.30%	188,711
2012	9.657332	11.038815	14.31%	362,764
2011	10.062592	9.657332	-4.03%	499,310
2010	8.560970	10.062592	17.54%	575,464
2009	6.678536	8.560970	28.19%	835,464
2008*	10.000000	6.678536	-33.21%	1,095,805
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.881801	21.612703	-1.23%	1,605
2014	21.720263	21.881801	0.74%	1,768
2013	15.357297	21.720263	41.43%	9,862
2012	13.821797	15.357297	11.11%	11,476
2011	14.189699	13.821797	-2.59%	16,734
2010	11.544128	14.189699	22.92%	12,451
2009	9.238210	11.544128	24.96%	16,032
2008	17.587905	9.238210	-47.47%	16,308
2007	16.349615	17.587905	7.57%	30,951
2006	16.157720	16.349615	1.19%	10,590

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.912037	30.302270	-7.93%	1,960
2014	31.375631	32.912037	4.90%	3,108
2013	22.806201	31.375631	37.57%	5,594
2012	19.295405	22.806201	18.19%	8,531
2011	20.771140	19.295405	-7.10%	8,180
2010	16.715464	20.771140	24.26%	16,205
2009	13.517550	16.715464	23.66%	19,815
2008	20.323216	13.517550	-33.49%	14,711
2007	22.299337	20.323216	-8.86%	16,449
2006	19.381755	22.299337	15.05%	15,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.007985	27.960178	-3.61%	914
2014	29.361478	29.007985	-1.20%	2,434
2013	21.262124	29.361478	38.09%	5,829
2012	18.781832	21.262124	13.21%	12,092
2011	20.293371	18.781832	-7.45%	17,788
2010	16.526315	20.293371	22.79%	31,186
2009	12.512624	16.526315	32.08%	36,236
2008	20.659969	12.512624	-39.44%	118,823
2007	20.638995	20.659969	0.10%	96,757
2006	18.796627	20.638995	9.80%	106,892
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.485335	21.249049	-1.10%	28,365
2014	19.557070	21.485335	9.86%	72,154
2013	15.219252	19.557070	28.50%	207,253
2012	13.606781	15.219252	11.85%	346,374
2011	13.796466	13.606781	-1.37%	473,460
2010	12.402068	13.796466	11.24%	577,204
2009	10.053611	12.402068	23.36%	966,797
2008	17.525749	10.053611	-42.64%	1,167,847
2007	16.534481	17.525749	6.00%	991,762
2006	14.839520	16.534481	11.42%	587,156
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.747681	12.742525	-7.31%	889
2014	10.880056	13.747681	26.36%	2,621
2013	10.782698	10.880056	0.90%	8,505
2012	9.495610	10.782698	13.55%	16,632
2011	9.105436	9.495610	4.29%	41,814
2010	7.138633	9.105436	27.55%	76,327
2009	5.567096	7.138633	28.23%	94,836
2008*	10.000000	5.567096	-44.33%	2,869
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.957639	12.850917	-0.82%	4,236
2014	11.663193	12.957639	11.10%	2,654
2013*	10.000000	11.663193	16.63%	264

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.229826	10.016511	-2.09%	7,041
2014	10.360863	10.229826	-1.26%	21,893
2013	10.534295	10.360863	-1.65%	46,858
2012	10.357453	10.534295	1.71%	66,825
2011	10.406354	10.357453	-0.47%	87,091
2010	10.341446	10.406354	0.63%	124,927
2009	9.826970	10.341446	5.24%	138,308
2008*	10.000000	9.826970	-1.73%	35,955
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.872484	12.029765	-6.55%	556
2014	12.531398	12.872484	2.72%	605
2013*	10.000000	12.531398	25.31%	241
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.486038	13.676995	-5.58%	62,774
2014	16.051858	14.486038	-9.75%	117,173
2013	13.604035	16.051858	17.99%	265,255
2012	11.581113	13.604035	17.47%	467,894
2011	13.459684	11.581113	-13.96%	592,977
2010	12.881784	13.459684	4.49%	621,929
2009*	10.000000	12.881784	28.82%	1,066,957
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.978087	28.754174	-0.77%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.123198	9.964312	-1.57%	19,065
2014	10.241052	10.123198	-1.15%	62,527
2013	10.359573	10.241052	-1.14%	154,985
2012	10.080351	10.359573	2.77%	185,714
2011	10.229857	10.080351	-1.46%	281,278
2010	9.889402	10.229857	3.44%	373,339
2009	8.881836	9.889402	11.34%	630,775
2008	10.442362	8.881836	-14.94%	1,164,392
2007	10.145287	10.442362	2.93%	1,237,312
2006	9.909111	10.145287	2.38%	571,969
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.828110	23.302573	-2.21%	1,841
2014	21.971464	23.828110	8.45%	5,923
2013	16.251507	21.971464	35.20%	10,646
2012	14.905135	16.251507	9.03%	14,180
2011	15.652245	14.905135	-4.77%	43,138
2010	12.967155	15.652245	20.71%	104,988
2009	10.042218	12.967155	29.13%	107,496
2008	16.879012	10.042218	-40.50%	109,725
2007	15.965747	16.879012	5.72%	1,297,158
2006	14.291049	15.965747	11.72%	797,256

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.967317	29.505521	1.86%	114
2014	28.889338	28.967317	0.27%	3,645
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	591
2008	23.760837	13.929309	-41.38%	672
2007	22.799883	23.760837	4.21%	739
2006	19.771731	22.799883	15.32%	1,065
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	3,066
2012*	10.000000	10.143415	1.43%	3,075
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.006445	9.123662	1.30%	8,882
2014*	10.000000	9.006445	-9.94%	9,628
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.810911	23.108011	1.30%	33,904
2014	21.029962	22.810911	8.47%	79,321
2013	16.284679	21.029962	29.14%	211,892
2012	14.214463	16.284679	14.56%	349,690
2011	14.512770	14.214463	-2.06%	492,108
2010	12.752848	14.512770	13.80%	605,258
2009	10.141101	12.752848	25.75%	938,806
2008	16.818258	10.141101	-39.70%	1,030,676
2007	16.437065	16.818258	2.32%	929,599
2006	14.577583	16.437065	12.76%	652,441
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.575949	31.900693	-7.74%	670
2014	31.518440	34.575949	9.70%	2,156
2013	22.812364	31.518440	38.16%	9,236
2012	19.732795	22.812364	15.61%	18,510
2011	20.573839	19.732795	-4.09%	25,381
2010	17.016614	20.573839	20.90%	25,889
2009	12.652987	17.016614	34.49%	27,820
2008	20.773571	12.652987	-39.09%	310,793
2007	21.444172	20.773571	-3.13%	211,369
2006	19.034924	21.444172	12.66%	115,222
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.602645	10.581627	-8.80%	3,119
2014	11.773874	11.602645	-1.45%	3,201
2013	12.825863	11.773874	-8.20%	3,205
2012	12.405808	12.825863	3.39%	3,025
2011	11.646011	12.405808	6.52%	3,075
2010	10.837712	11.646011	7.46%	2,404
2009*	10.000000	10.837712	8.38%	1,434
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.287188	11.112815	-1.54%	49,215
2014	11.402909	11.287188	-1.01%	114,112
2013	11.633026	11.402909	-1.98%	209,019
2012	11.196933	11.633026	3.89%	304,067
2011	11.282116	11.196933	-0.76%	307,028
2010	10.916941	11.282116	3.35%	344,099
2009*	10.000000	10.916941	9.17%	454,029
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.567590	10.417511	-1.42%	11,472
2014	10.325496	10.567590	2.34%	15,733
2013	10.729699	10.325496	-3.77%	39,812
2012	9.973762	10.729699	7.58%	26,661
2011*	10.000000	9.973762	-0.26%	25,754
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.004851	18.175171	-9.15%	0
2014	18.387640	20.004851	8.80%	0
2013	13.793737	18.387640	33.30%	0
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	464
2010	11.192638	12.578016	12.38%	1,671
2009	8.775762	11.192638	27.54%	4,622
2008	14.570845	8.775762	-39.77%	5,062
2007	15.785091	14.570845	-7.69%	5,185
2006	13.860142	15.785091	13.89%	3,836
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0
2008	21.267332	11.711052	-44.93%	0
2007	19.976776	21.267332	6.46%	0
2006	15.918898	19.976776	25.49%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.981207	20.276238	-7.76%	0
2014	20.390550	21.981207	7.80%	0
2013	14.439686	20.390550	41.21%	0
2012	12.866770	14.439686	12.22%	0
2011	15.940852	12.866770	-19.28%	224
2010	13.431125	15.940852	18.69%	336
2009	8.340797	13.431125	61.03%	366
2008	13.482437	8.340797	-38.14%	653
2007	13.005932	13.482437	3.66%	643
2006	12.554562	13.005932	3.60%	634
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.978326	30.916649	10.50%	1,011
2014	21.700606	27.978326	28.93%	1,562
2013	14.674413	21.700606	47.88%	2,223
2012	11.401817	14.674413	28.70%	6,861
2011	10.512665	11.401817	8.46%	1,595
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.623666	12.299519	-2.57%	612
2014	11.944821	12.623666	5.68%	3,816
2013	12.228538	11.944821	-2.32%	7,365
2012	11.398966	12.228538	7.28%	11,286
2011	11.006698	11.398966	3.56%	17,793
2010	10.483703	11.006698	4.99%	24,707
2009	9.755312	10.483703	7.47%	32,131
2008	11.088437	9.755312	-12.02%	704,908
2007	10.727232	11.088437	3.37%	973,637
2006	10.542363	10.727232	1.75%	433,704
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.200726	-17.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.377851	5.477963	-34.61%	1,419
2014	10.540980	8.377851	-20.52%	1,419
2013	9.706281	10.540980	8.60%	1,419
2012*	10.000000	9.706281	-2.94%	1,419

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	1,346
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.796945	21.752313	-4.58%	414
2014	23.647102	22.796945	-3.60%	3,227
2013	16.020725	23.647102	47.60%	4,474
2012	15.116906	16.020725	5.98%	9,854
2011	16.126972	15.116906	-6.26%	11,571
2010	12.947558	16.126972	24.56%	13,583
2009	8.633268	12.947558	49.97%	7,413

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.472602	23.378948	-0.40%	0
2014	21.870950	23.472602	7.32%	0
2013	16.547447	21.870950	32.17%	0
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	1,834
2009	10.540193	12.456663	18.18%	2,081
2008	18.099119	10.540193	-41.76%	2,081
2007	17.578329	18.099119	2.96%	2,253
2006	15.300880	17.578329	14.88%	2,254
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.471122	30.997012	-7.39%	50
2014	31.285815	33.471122	6.98%	50
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	1,418
2011	22.173624	19.897727	-10.26%	3,543
2010	17.836941	22.173624	24.31%	1,134
2009	12.732506	17.836941	40.09%	297
2008	20.180294	12.732506	-36.91%	619
2007	20.243032	20.180294	-0.31%	419
2006	18.049671	20.243032	12.15%	419
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.130947	12.576307	-4.22%	373
2014	12.944497	13.130947	1.44%	373
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	4,220
2011	12.446690	13.658916	9.74%	2,626
2010	12.057551	12.446690	3.23%	5,808
2009	11.140577	12.057551	8.23%	10,455
2008	11.527924	11.140577	-3.36%	10,292
2007	10.722391	11.527924	7.51%	10,778
2006	10.747787	10.722391	-0.24%	10,716

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.581645	21.779523	-7.64%	330
2014	21.377678	23.581645	10.31%	330
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	994
2009	10.944856	12.658137	15.65%	5,088
2008	17.076207	10.944856	-35.91%	5,098
2007	17.466671	17.076207	-2.24%	5,653
2006	15.225883	17.466671	14.72%	5,663
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.576840	21.820239	-3.35%	0
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	491
2012	13.585449	15.505152	14.13%	2,629
2011	13.951568	13.585449	-2.62%	2,151
2010	11.941104	13.951568	16.84%	5,026
2009	9.368076	11.941104	27.47%	3,604
2008	12.637300	9.368076	-25.87%	5,506
2007	13.190159	12.637300	-4.19%	3,814
2006	11.171661	13.190159	18.07%	4,041
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	705
2010	12.031177	12.967969	7.79%	1,218
2009*	10.000000	12.031177	20.31%	684
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.762234	-2.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.042230	31.691551	-4.09%	0
2014	32.008588	33.042230	3.23%	0
2013	23.163840	32.008588	38.18%	2,821
2012	20.381049	23.163840	13.65%	3,434
2011	20.637735	20.381049	-1.24%	7,980
2010	16.702030	20.637735	23.56%	5,414
2009	13.603687	16.702030	22.78%	3,938
2008	20.052499	13.603687	-32.16%	4,095
2007	20.556777	20.052499	-2.45%	4,196
2006	18.295913	20.556777	12.36%	4,210
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.940772	23.713994	-0.95%	0
2014	21.554977	23.940772	11.07%	178
2013	16.665914	21.554977	29.34%	303
2012	14.697711	16.665914	13.39%	1,333
2011	14.727905	14.697711	-0.21%	1,804
2010	13.094192	14.727905	12.48%	11,657
2009	10.578942	13.094192	23.78%	8,825
2008	17.187782	10.578942	-38.45%	9,502
2007	16.672368	17.187782	3.09%	10,378
2006	14.736279	16.672368	13.14%	11,017
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.608776	20.643949	-4.46%	0
2014	20.407592	21.608776	5.89%	0
2013	17.199580	20.407592	18.65%	421
2012	15.903347	17.199580	8.15%	408
2011	14.892684	15.903347	6.79%	0
2010	13.182244	14.892684	12.98%	3,542
2009	10.982547	13.182244	20.03%	3,213
2008	15.914110	10.982547	-30.99%	5,182
2007	15.168104	15.914110	4.92%	3,237
2006	13.291141	15.168104	14.12%	4,047
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	262
2009	8.405272	10.380505	23.50%	263
2008	13.755208	8.405272	-38.89%	269
2007	15.789885	13.755208	-12.89%	355
2006	15.531693	15.789885	1.66%	385
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.913430	9.638400	-2.77%	0
2014	10.037700	9.913430	-1.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.689214	14.415444	-8.12%	0
2014	16.192275	15.689214	-3.11%	0
2013	14.200711	16.192275	14.02%	0
2012	13.143735	14.200711	8.04%	0
2011	14.164473	13.143735	-7.21%	0
2010	12.763647	14.164473	10.98%	142
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
2006	13.573366	15.433434	13.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.356958	13.058897	-2.23%	0
2014	13.140188	13.356958	1.65%	0
2013	13.281380	13.140188	-1.06%	2,682
2012	12.358032	13.281380	7.47%	60,085
2011	12.338353	12.358032	0.16%	59,465
2010	11.603463	12.338353	6.33%	66,884
2009	9.833968	11.603463	17.99%	68,529
2008	10.832380	9.833968	-9.22%	69,993
2007	10.492661	10.832380	3.24%	69,151
2006	10.281448	10.492661	2.05%	13,028
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.724310	14.382567	-2.32%	0
2014	14.388304	14.724310	2.34%	0
2013	12.943876	14.388304	11.16%	0
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
2006	10.666944	11.479030	7.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.266742	14.923107	-2.25%	0
2014	14.863553	15.266742	2.71%	0
2013	13.089425	14.863553	13.55%	0
2012	11.789001	13.089425	11.03%	0
2011	12.155562	11.789001	-3.02%	794
2010	10.826860	12.155562	12.27%	758
2009	8.576795	10.826860	26.23%	0
2008	12.997456	8.576795	-34.01%	0
2007	12.037198	12.997456	7.98%	0
2006	10.972836	12.037198	9.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.931340	15.561701	-2.32%	0
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
2006	11.180460	12.398869	10.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.601215	12.919284	-22.18%	0
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	72
2012	15.456951	15.896657	2.84%	2,413
2011	16.603040	15.456951	-6.90%	2,667
2010	14.188948	16.603040	17.01%	3,425
2009	9.791116	14.188948	44.92%	6,629
2008	21.868739	9.791116	-55.23%	2,456
2007	15.292040	21.868739	43.01%	2,867
2006	13.352901	15.292040	14.52%	425
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.266230	20.938655	-5.96%	0
2014	20.901971	22.266230	6.53%	186
2013	16.651302	20.901971	25.53%	522
2012	14.486509	16.651302	14.94%	3,379
2011	14.655542	14.486509	-1.15%	9,148
2010	12.986716	14.655542	12.85%	10,637
2009	10.182016	12.986716	27.55%	14,949
2008	18.131699	10.182016	-43.84%	15,856
2007	18.233864	18.131699	-0.56%	26,269
2006	15.481737	18.233864	17.78%	22,751
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.953774	25.146696	4.98%	0
2014	21.972957	23.953774	9.01%	0
2013	16.452529	21.972957	33.55%	7,103
2012	14.645431	16.452529	12.34%	2,631
2011	14.918169	14.645431	-1.83%	6,055
2010	12.264761	14.918169	21.63%	2,550
2009	9.760134	12.264761	25.66%	4,370
2008	18.863469	9.760134	-48.26%	4,818
2007	15.167421	18.863469	24.37%	8,921
2006	14.492214	15.167421	4.66%	7,081

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.572335	13.214778	-2.63%	0
2014	13.085958	13.572335	3.72%	213
2013	13.607204	13.085958	-3.83%	9,778
2012	13.121907	13.607204	3.70%	17,081
2011	12.483522	13.121907	5.11%	24,534
2010	11.820142	12.483522	5.61%	23,210
2009	10.424222	11.820142	13.39%	44,968
2008	10.995925	10.424222	-5.20%	40,571
2007	10.759148	10.995925	2.20%	55,952
2006	10.520620	10.759148	2.27%	33,569
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.654732	34.442617	-3.40%	166
2014	34.242892	35.654732	4.12%	285
2013	25.664469	34.242892	33.43%	254
2012	22.813717	25.664469	12.50%	1,911
2011	26.059334	22.813717	-12.45%	5,389
2010	20.639521	26.059334	26.26%	10,655
2009	15.039323	20.639521	37.24%	8,912
2008	25.359600	15.039323	-40.70%	10,154
2007	22.392345	25.359600	13.25%	10,567
2006	20.285633	22.392345	10.39%	11,092
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.250433	21.555789	1.44%	0
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	1,060
2009	14.009388	17.364361	23.95%	1,060
2008	25.458055	14.009388	-44.97%	1,061
2007	22.149968	25.458055	14.93%	1,061
2006	19.151163	22.149968	15.66%	1,061
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	52
2011	20.158035	18.006731	-10.67%	351
2010	16.247843	20.158035	24.07%	3,339
2009	10.528423	16.247843	54.32%	3,954
2008	22.009961	10.528423	-52.17%	4,371
2007	21.258879	22.009961	3.53%	5,009
2006	18.660266	21.258879	13.93%	5,457

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	55
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.690328	13.408196	-8.73%	0
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	330
2012	11.552993	12.779929	10.62%	331
2011	11.490332	11.552993	0.55%	331
2010	10.384783	11.490332	10.65%	331
2009	7.798968	10.384783	33.16%	8,443
2008	11.290361	7.798968	-30.92%	1,244
2007	11.082100	11.290361	1.88%	3,485
2006*	10.000000	11.082100	10.82%	7,983
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.318832	23.009894	-5.38%	252
2014	22.777682	24.318832	6.77%	252
2013	17.885091	22.777682	27.36%	0
2012	16.267776	17.885091	9.94%	895
2011	15.627815	16.267776	4.10%	5,214
2010	13.190899	15.627815	18.47%	6,693
2009	11.447265	13.190899	15.23%	11,274
2008	15.990900	11.447265	-28.41%	11,721
2007	16.735450	15.990900	-4.45%	13,443
2006	14.549945	16.735450	15.02%	14,015
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	99
2013	23.695704	31.701841	33.79%	1,037
2012	20.383005	23.695704	16.25%	4,242
2011	21.566888	20.383005	-5.49%	5,250
2010	17.127950	21.566888	25.92%	3,767
2009	13.504549	17.127950	26.83%	9,279
2008	20.531409	13.504549	-34.22%	2,407
2007	21.419668	20.531409	-4.15%	1,932
2006	18.645032	21.419668	14.88%	2,347
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.314957	7.354013	-21.05%	0
2014*	10.000000	9.314957	-6.85%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.049607	19.328509	-8.18%	0
2014	24.120649	21.049607	-12.73%	252
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	1,083
2009	13.683828	18.415144	34.58%	2,490
2008	23.372454	13.683828	-41.45%	2,515
2007	20.616415	23.372454	13.37%	2,759
2006	17.286118	20.616415	19.27%	2,831
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.720722	9.134796	-6.03%	0
2014	9.720720	9.720722	0.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	1,209
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.770565	13.663554	-0.78%	0
2014	13.021428	13.770565	5.75%	268
2013	9.706928	13.021428	34.15%	489
2012*	10.000000	9.706928	-2.93%	1,567

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.379658	13.842199	-10.00%	723
2014	16.532075	15.379658	-6.97%	723
2013	13.453793	16.532075	22.88%	13,243
2012	11.496395	13.453793	17.03%	4,221
2011	12.615839	11.496395	-8.87%	11,245
2010	11.821378	12.615839	6.72%	17,182
2009*	10.000000	11.821378	18.21%	38,886
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.704252	10.745898	-8.19%	0
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	641
2012*	10.000000	10.778669	7.79%	622
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.562370	12.548403	-7.48%	0
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.706961	22.389760	-1.40%	0
2014	21.363178	22.706961	6.29%	0
2013	18.158731	21.363178	17.65%	0
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	295
2009	12.515239	15.434123	23.32%	911
2008	15.183189	12.515239	-17.57%	911
2007	14.020622	15.183189	8.29%	912
2006	12.930226	14.020622	8.43%	2,525
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.752917	-2.47%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.554535	31.387885	9.92%	0
2014	26.807892	28.554535	6.52%	0
2013	20.857130	26.807892	28.53%	0
2012	17.148792	20.857130	21.62%	1,869
2011	18.765144	17.148792	-8.61%	4,039
2010	17.946115	18.765144	4.56%	6,599
2009	12.515803	17.946115	43.39%	1,407
2008	22.886905	12.515803	-45.31%	1,932
2007	17.058984	22.886905	34.16%	1,417
2006	15.919551	17.058984	7.16%	572

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	5,904
2012*	10.000000	9.926040	-0.74%	3,167
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.439244	25.468241	-10.45%	0
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	2,152
2012	26.416467	29.358871	11.14%	2,731
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.305192	39.257929	44.00%	0
2006	21.688225	31.305192	44.34%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.841227	12.339473	-3.91%	0
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.798471	26.070291	-2.72%	0
2014	24.763227	26.798471	8.22%	0
2013	18.597094	24.763227	33.16%	2,216
2012	16.343084	18.597094	13.79%	7,613
2011	16.720022	16.343084	-2.25%	10,442
2010	15.309174	16.720022	9.22%	11,501
2009	12.731433	15.309174	20.25%	18,333
2008	19.276952	12.731433	-33.96%	5,599
2007	18.246613	19.276952	5.65%	6,452
2006	15.418416	18.246613	18.34%	6,546
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	1,390
2011	10.713597	10.334130	-3.54%	1,187
2010*	10.000000	10.713597	7.14%	1,880
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.701430	-2.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	674
2011	11.279557	10.976031	-2.69%	720
2010*	10.000000	11.279557	12.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	193
2013	15.280576	19.758272	29.30%	2,980
2012	13.597116	15.280576	12.38%	6,579
2011	13.778810	13.597116	-1.32%	9,015
2010	12.400366	13.778810	11.12%	10,209
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.049200	13.932083	-0.83%	0
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	24,415
2012	9.905519	11.255546	13.63%	24,920
2011	9.993847	9.905519	-0.88%	21,597
2010	9.085128	9.993847	10.00%	21,460
2009	7.496405	9.085128	21.19%	22,957
2008	10.870847	7.496405	-31.04%	19,427
2007	10.430613	10.870847	4.22%	19,970
2006*	10.000000	10.430613	4.31%	7,252
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.274673	11.046140	-2.03%	0
2014	10.936849	11.274673	3.09%	257
2013	11.431553	10.936849	-4.33%	4,826
2012	11.090766	11.431553	3.07%	4,242
2011	10.682066	11.090766	3.83%	785
2010	10.263054	10.682066	4.08%	3,708
2009	9.318922	10.263054	10.13%	7,635
2008	10.529215	9.318922	-11.49%	3,643
2007	10.412741	10.529215	1.12%	4,796
2006*	10.000000	10.412741	4.13%	174
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.859628	15.546905	4.63%	0
2014	14.859259	14.859628	0.00%	278
2013	11.762560	14.859259	26.33%	2,448
2012	9.811580	11.762560	19.88%	3,243
2011	11.016702	9.811580	-10.94%	5,603
2010	10.079451	11.016702	9.30%	2,958
2009	7.248531	10.079451	39.06%	3,289
2008	12.029430	7.248531	-39.74%	2,902
2007	10.712318	12.029430	12.30%	2,410
2006*	10.000000	10.712318	7.12%	200

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.209820	14.850890	4.51%	300
2014	13.390128	14.209820	6.12%	596
2013	10.520324	13.390128	27.28%	1,596
2012	9.125578	10.520324	15.28%	3,320
2011	9.749596	9.125578	-6.40%	2,087
2010	8.399928	9.749596	16.07%	6,458
2009	6.163543	8.399928	36.28%	5,089
2008	11.251384	6.163543	-45.22%	6,942
2007	10.240314	11.251384	9.87%	5,882
2006*	10.000000	10.240314	2.40%	4,960
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	4,422
2012	7.981188	9.174469	14.95%	5,682
2011	8.313029	7.981188	-3.99%	4,288
2010	7.628096	8.313029	8.98%	998
2009	5.943759	7.628096	28.34%	2,416
2008	9.772893	5.943759	-39.18%	775
2007*	10.000000	9.772893	-2.27%	284
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.464422	18.615655	-4.36%	0
2014	19.328266	19.464422	0.70%	0
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	25
2010	14.424560	16.028346	11.12%	739
2009	10.060891	14.424560	43.37%	947
2008	14.227700	10.060891	-29.29%	948
2007	14.049499	14.227700	1.27%	948
2006	12.934751	14.049499	8.62%	2,105
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.061860	22.089138	-8.20%	0
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	531
2012	14.590393	16.930563	16.04%	2,157
2011	15.245979	14.590393	-4.30%	6,152
2010	13.448093	15.245979	13.37%	9,685
2009	10.676501	13.448093	25.96%	3,641
2008	17.318324	10.676501	-38.35%	8,694
2007	18.109621	17.318324	-4.37%	21,158
2006	15.957644	18.109621	13.49%	17,545
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.445404	10.884312	-4.90%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.112897	10.720619	-3.53%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	3,063
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	355
2009	5.091966	7.648644	50.21%	356
2008*	10.000000	5.091966	-49.08%	356
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	5,046
2012	9.066692	9.916587	9.37%	9,928
2011	9.544246	9.066692	-5.00%	12,356
2010	7.865745	9.544246	21.34%	13,449
2009	6.101864	7.865745	28.91%	31,799
2008*	10.000000	6.101864	-38.98%	39,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	931
2010	9.286886	10.068809	8.42%	886
2009	7.892680	9.286886	17.66%	528
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	1,568
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	1,006
2010	8.745895	9.652592	10.37%	960
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	3,485
2011	10.521626	10.478460	-0.41%	4,324
2010	10.032193	10.521626	4.88%	4,537
2009	9.039133	10.032193	10.99%	26,090
2008*	10.000000	9.039133	-9.61%	22,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	6,983
2012	9.458397	10.436655	10.34%	9,884
2011	9.861439	9.458397	-4.09%	4,445
2010	9.016832	9.861439	9.37%	3,228
2009	7.529554	9.016832	19.75%	2,204
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	1,045
2011	9.420558	8.819139	-6.38%	1,046
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	506
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	16,139
2012	10.023566	10.831315	8.06%	139,956
2011	10.234577	10.023566	-2.06%	141,853
2010	9.558616	10.234577	7.07%	142,750
2009	8.271397	9.558616	15.56%	3,291
2008*	10.000000	8.271397	-17.29%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	3,213
2012	11.436873	12.070883	5.54%	11,465
2011	10.962081	11.436873	4.33%	9,906
2010	10.454385	10.962081	4.86%	15,944
2009	9.803732	10.454385	6.64%	28,970
2008*	10.000000	9.803732	-1.96%	1,523
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.923071	12.624814	-2.31%	1,302
2014	12.547427	12.923071	2.99%	1,526
2013	13.044692	12.547427	-3.81%	255
2012	12.401645	13.044692	5.19%	1,273
2011	11.908183	12.401645	4.14%	1,362
2010	11.216322	11.908183	6.17%	573
2009	9.809519	11.216322	14.34%	573
2008*	10.000000	9.809519	-1.90%	249
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.325680	24.122786	-17.74%	0
2014	31.678628	29.325680	-7.43%	0
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	56
2009	20.178429	32.316511	60.15%	318
2008	48.845262	20.178429	-58.69%	318
2007	34.261585	48.845262	42.57%	318
2006	25.593427	34.261585	33.87%	318
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.477473	12.239542	-1.91%	0
2014	12.150998	12.477473	2.69%	232
2013	12.896769	12.150998	-5.78%	3,434
2012	12.744186	12.896769	1.20%	67,737
2011	12.099304	12.744186	5.33%	70,884
2010	11.758780	12.099304	2.90%	80,363
2009	11.660809	11.758780	0.84%	105,046
2008	11.023542	11.660809	5.78%	119,321
2007	10.476712	11.023542	5.22%	110,498
2006	10.323283	10.476712	1.49%	41,729

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	311
2011	7.676060	6.784317	-11.62%	277
2010	6.917197	7.676060	10.97%	1,578
2009	5.441437	6.917197	27.12%	3,324
2008*	10.000000	5.441437	-45.59%	1,189
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.423588	22.772343	-2.78%	0
2014	22.720264	23.423588	3.10%	0
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	92
2011	16.933712	15.975717	-5.66%	64
2010	15.043224	16.933712	12.57%	174
2009	12.042687	15.043224	24.92%	6,512
2008	19.418103	12.042687	-37.98%	1,711
2007	18.663939	19.418103	4.04%	2,235
2006	16.261968	18.663939	14.77%	1,199
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	2,761
2012	12.904880	14.224401	10.22%	6,036
2011	13.265048	12.904880	-2.72%	6,663
2010	12.057478	13.265048	10.02%	6,679
2009*	10.000000	12.057478	20.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.587950	13.378693	-1.54%	0
2014	13.318874	13.587950	2.02%	0
2013	12.937881	13.318874	2.94%	1,249
2012	12.527245	12.937881	3.28%	4,342
2011	12.393105	12.527245	1.08%	4,991
2010	11.917943	12.393105	3.99%	4,050
2009	11.125672	11.917943	7.12%	4,015
2008	12.055724	11.125672	-7.71%	4,030
2007	11.650951	12.055724	3.47%	4,041
2006	11.175080	11.650951	4.26%	1,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.700084	18.302010	-2.13%	0
2014	18.104816	18.700084	3.29%	0
2013	15.808117	18.104816	14.53%	1,461
2012	14.527801	15.808117	8.81%	51,323
2011	14.799515	14.527801	-1.84%	59,274
2010	13.587725	14.799515	8.92%	50,866
2009	11.614317	13.587725	16.99%	54,804
2008	15.399414	11.614317	-24.58%	59,265
2007	14.843178	15.399414	3.75%	55,368
2006	13.573482	14.843178	9.35%	51,104
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.447290	20.907507	-2.52%	0
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	7,339
2012	15.500648	17.315454	11.71%	29,459
2011	16.127159	15.500648	-3.88%	46,031
2010	14.554604	16.127159	10.80%	78,322
2009	11.915016	14.554604	22.15%	118,520
2008	17.685357	11.915016	-32.63%	118,877
2007	16.967720	17.685357	4.23%	118,814
2006	15.084471	16.967720	12.48%	139,269

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.216208	15.919441	-1.83%	0
2014	15.766218	16.216208	2.85%	0
2013	14.530234	15.766218	8.51%	2,280
2012	13.696059	14.530234	6.09%	3,641
2011	13.664709	13.696059	0.23%	7,788
2010	12.823011	13.664709	6.56%	21,830
2009	11.398289	12.823011	12.50%	22,363
2008	13.662752	11.398289	-16.57%	24,056
2007	13.144366	13.662752	3.94%	50,380
2006	12.344849	13.144366	6.48%	63,673
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.807049	22.447233	2.94%	0
2014	20.455327	21.807049	6.61%	194
2013	15.284154	20.455327	33.83%	1,379
2012	13.143632	15.284154	16.29%	10,628
2011	13.726542	13.143632	-4.25%	19,901
2010	12.880958	13.726542	6.56%	28,841
2009*	10.000000	12.880958	28.81%	380
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.794989	31.388512	-4.29%	0
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	64
2012	20.250791	23.360061	15.35%	439
2011	21.159631	20.250791	-4.30%	1,211
2010	17.073555	21.159631	23.93%	5,860
2009	12.713568	17.073555	34.29%	6,180
2008	20.377307	12.713568	-37.61%	6,184
2007	19.294289	20.377307	5.61%	7,972
2006	17.878889	19.294289	7.92%	6,803
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.373944	9.205216	-1.80%	178
2014	9.545767	9.373944	-1.80%	362
2013	9.720735	9.545767	-1.80%	10,023
2012	9.899405	9.720735	-1.80%	75,963
2011	10.080348	9.899405	-1.80%	68,448
2010	10.265103	10.080348	-1.80%	39,633
2009	10.448876	10.265103	-1.76%	59,948
2008	10.426279	10.448876	0.22%	164,899
2007	10.132810	10.426279	2.90%	58,005
2006	9.870853	10.132810	2.65%	17,595

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.746764	14.062748	-4.64%	0
2014	14.455656	14.746764	2.01%	0
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	1,040
2011	13.031001	13.506993	3.65%	7,198
2010	11.999350	13.031001	8.60%	3,752
2009	9.824098	11.999350	22.14%	8,025
2008	12.095722	9.824098	-18.78%	6,769
2007	11.774087	12.095722	2.73%	11,164
2006	11.436003	11.774087	2.96%	16,140
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	3,129
2012	8.021231	9.098988	13.44%	8,797
2011	9.037755	8.021231	-11.25%	13,096
2010	8.086870	9.037755	11.76%	15,818
2009	6.050429	8.086870	33.66%	32,184
2008*	10.000000	6.050429	-39.50%	34,870
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.890866	13.841080	-7.05%	0
2014	16.788548	14.890866	-11.30%	0
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	86
2007	21.356427	21.537850	0.85%	86
2006	17.766611	21.356427	20.21%	86
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	1,289
2012	8.592706	9.799546	14.04%	4,334
2011	9.042175	8.592706	-4.97%	12,651
2010	7.981912	9.042175	13.28%	19,630
2009	6.283783	7.981912	27.02%	28,978
2008*	10.000000	6.283783	-37.16%	2,052

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	6,485
2010	7.847341	8.688406	10.72%	12,334
2009	6.271938	7.847341	25.12%	16,414
2008*	10.000000	6.271938	-37.28%	1,932
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	0
2013	10.111494	13.762966	36.11%	1,562
2012	8.981908	10.111494	12.58%	7,788
2011	9.572291	8.981908	-6.17%	15,646
2010	7.707532	9.572291	24.19%	15,697
2009	6.194427	7.707532	24.43%	24,752
2008*	10.000000	6.194427	-38.06%	13,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	1,267
2012	9.639322	11.012612	14.25%	7,119
2011	10.048939	9.639322	-4.08%	11,952
2010	8.553700	10.048939	17.48%	16,579
2009	6.676263	8.553700	28.12%	23,828
2008*	10.000000	6.676263	-33.24%	25,487
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.749917	21.471510	-1.28%	0
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	449
2012	13.759512	15.280298	11.05%	727
2011	14.132927	13.759512	-2.64%	1,751
2010	11.503780	14.132927	22.85%	2,367
2009	9.210609	11.503780	24.90%	2,603
2008	17.544321	9.210609	-47.50%	1,537
2007	16.317444	17.544321	7.52%	6,839
2006	16.134121	16.317444	1.14%	2,484

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.713688	30.104323	-7.98%	0
2014	31.202424	32.713688	4.84%	0
2013	22.691833	31.202424	37.51%	63
2012	19.208436	22.691833	18.13%	65
2011	20.688034	19.208436	-7.15%	1,052
2010	16.657048	20.688034	24.20%	1,952
2009	13.477173	16.657048	23.59%	3,008
2008	20.272848	13.477173	-33.52%	2,404
2007	22.255469	20.272848	-8.91%	4,285
2006	19.353450	22.255469	14.99%	5,093
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.833128	27.777485	-3.66%	0
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
2011	20.212173	18.697175	-7.50%	612
2010	16.468562	20.212173	22.73%	2,240
2009	12.475251	16.468562	32.01%	3,266
2008	20.608770	12.475251	-39.47%	4,657
2007	20.598389	20.608770	0.05%	5,476
2006	18.769168	20.598389	9.75%	5,605
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	2,243
2012	13.545453	15.142923	11.79%	6,490
2011	13.741266	13.545453	-1.42%	7,643
2010	12.358728	13.741266	11.19%	9,079
2009	10.023574	12.358728	23.30%	20,219
2008	17.482313	10.023574	-42.66%	25,838
2007	16.501933	17.482313	5.94%	26,915
2006	14.817828	16.501933	11.37%	17,542
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.701058	12.692848	-7.36%	0
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	495
2012	9.477882	10.757084	13.50%	2,856
2011	9.093061	9.477882	4.23%	7,069
2010	7.132550	9.093061	27.49%	10,647
2009	5.565185	7.132550	28.16%	23,340
2008*	10.000000	5.565185	-44.35%	56
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.946640	12.833474	-0.87%	0
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	392
2013	10.509297	10.331000	-1.70%	434
2012	10.338148	10.509297	1.66%	623
2011	10.392235	10.338148	-0.52%	5,934
2010	10.332676	10.392235	0.58%	7,735
2009	9.823638	10.332676	5.18%	7,710
2008*	10.000000	9.823638	-1.76%	1,898
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	2,382
2012	11.565412	13.578670	17.41%	9,591
2011	13.448274	11.565412	-14.00%	7,551
2010	12.877409	13.448274	4.43%	8,397
2009*	10.000000	12.877409	28.77%	19,125
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.801587	28.564487	-0.82%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.062229	9.899264	-1.62%	1,081
2014	10.184536	10.062229	-1.20%	1,081
2013	10.307634	10.184536	-1.19%	2,932
2012	10.034926	10.307634	2.72%	10,717
2011	10.188937	10.034926	-1.51%	10,654
2010	9.854848	10.188937	3.39%	14,888
2009	8.855318	9.854848	11.29%	30,655
2008	10.416482	8.855318	-14.99%	34,455
2007	10.125323	10.416482	2.88%	44,039
2006	9.894639	10.125323	2.33%	23,878
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.686915	23.152711	-2.26%	0
2014	21.852392	23.686915	8.40%	0
2013	16.171660	21.852392	35.13%	0
2012	14.839478	16.171660	8.98%	2,087
2011	15.591222	14.839478	-4.82%	3,970
2010	12.923170	15.591222	20.65%	6,601
2009	10.013252	12.923170	29.06%	6,902
2008	16.838934	10.013252	-40.54%	7,189
2007	15.936002	16.838934	5.67%	40,550
2006	14.271672	15.936002	11.66%	28,514

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
2013	23.038040	28.729856	24.71%	0
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	1,055
2009	13.887705	19.004772	36.85%	2,094
2008	23.701973	13.887705	-41.41%	2,118
2007	22.755050	23.701973	4.16%	2,922
2006	19.742872	22.755050	15.26%	2,992
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.987547	9.563364	-4.25%	1,232
2014	9.923377	9.987547	0.65%	1,232
2013	10.142487	9.923377	-2.16%	0
2012*	10.000000	10.142487	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.673431	22.957060	1.25%	0
2014	20.913854	22.673431	8.41%	0
2013	16.203001	20.913854	29.07%	2,349
2012	14.150389	16.203001	14.51%	7,155
2011	14.454684	14.150389	-2.11%	7,598
2010	12.708267	14.454684	13.74%	9,119
2009	10.110795	12.708267	25.69%	19,221
2008	16.776556	10.110795	-39.73%	23,279
2007	16.404704	16.776556	2.27%	24,795
2006	14.556268	16.404704	12.70%	20,642
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.367562	31.692282	-7.78%	0
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	67
2012	19.643856	22.697960	15.55%	1,765
2011	20.491527	19.643856	-4.14%	1,926
2010	16.957145	20.491527	20.84%	2,434
2009	12.615191	16.957145	34.42%	3,222
2008	20.722098	12.615191	-39.12%	10,115
2007	21.401986	20.722098	-3.18%	8,987
2006	19.007120	21.401986	12.60%	6,839
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	2,006
2012	11.181746	11.611314	3.84%	4,806
2011	11.272539	11.181746	-0.81%	5,419
2010	10.913226	11.272539	3.29%	4,763
2009*	10.000000	10.913226	9.13%	9,303
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	1,053
2012	9.970403	10.720627	7.52%	1,019
2011*	10.000000	9.970403	-0.30%	823
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.886310	18.058267	-9.19%	0
2014	18.287992	19.886310	8.74%	0
2013	13.725967	18.287992	33.24%	0
2012	11.732797	13.725967	16.99%	0
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	181
2009	8.750441	11.154656	27.48%	181
2008	14.536245	8.750441	-39.80%	835
2007	15.755685	14.536245	-7.74%	1,223
2006	13.841360	15.755685	13.83%	1,798
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
2006	15.897319	19.939586	25.43%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.851055	20.145920	-7.80%	0
2014	20.280131	21.851055	7.75%	0
2013	14.368795	20.280131	41.14%	0
2012	12.810141	14.368795	12.17%	0
2011	15.878783	12.810141	-19.33%	0
2010	13.385645	15.878783	18.63%	0
2009	8.316778	13.385645	60.95%	0
2008	13.450480	8.316778	-38.17%	0
2007	12.981735	13.450480	3.61%	0
2006	12.537566	12.981735	3.54%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.912004	30.827671	10.45%	0
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	1,719
2012	11.392176	14.654528	28.64%	5,415
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	180
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	1,472
2011	10.963809	11.348781	3.51%	9,957
2010	10.448159	10.963809	4.94%	7,290
2009	9.727192	10.448159	7.41%	7,496
2008	11.062118	9.727192	-12.07%	17,617
2007	10.707238	11.062118	3.31%	34,940
2006	10.528053	10.707238	1.70%	16,011
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	744
2009	14.174913	18.111557	27.77%	744
2008	16.978141	14.174913	-16.51%	745
2007	16.251803	16.978141	4.47%	849
2006	14.935322	16.251803	8.81%	850
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.197927	-18.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.679656	21.629384	-4.63%	0
2014	23.537434	22.679656	-3.64%	0
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	93
2010	12.913770	16.076701	24.49%	1,222
2009	8.615146	12.913770	49.90%	798

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	73
2009	10.508689	12.413111	18.12%	84
2008	18.054232	10.508689	-41.79%	1,302
2007	17.543710	18.054232	2.91%	1,126
2006	15.278513	17.543710	14.83%	1,111
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	41
2012	19.807956	23.031215	16.27%	79
2011	22.084830	19.807956	-10.31%	131
2010	17.774548	22.084830	24.25%	1,687
2009	12.694437	17.774548	40.02%	440
2008	20.130240	12.694437	-36.94%	606
2007	20.203167	20.130240	-0.36%	0
2006	18.023283	20.203167	12.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	4,543
2013	14.329952	12.872186	-10.17%	4,543
2012	13.596485	14.329952	5.39%	5,473
2011	12.396085	13.596485	9.68%	15,061
2010	12.014646	12.396085	3.17%	26,383
2009	11.106590	12.014646	8.18%	36,226
2008	11.498609	11.106590	-3.41%	24,351
2007	10.700603	11.498609	7.46%	11,319
2006	10.731395	10.700603	-0.29%	12,159

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	161
2007	17.432300	17.033878	-2.29%	145
2006	15.203635	17.432300	14.66%	132
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	1,333
2013	15.444726	19.691725	27.50%	6,939
2012	13.539412	15.444726	14.07%	8,135
2011	13.911364	13.539412	-2.67%	4,072
2010	11.912745	13.911364	16.78%	5,208
2009	9.350585	11.912745	27.40%	5,841
2008	12.620144	9.350585	-25.91%	14,212
2007	13.179014	12.620144	-4.24%	4,722
2006	11.167887	13.179014	18.01%	3,009
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	216
2011	12.956952	12.254789	-5.42%	10,222
2010	12.027073	12.956952	7.73%	48
2009*	10.000000	12.027073	20.27%	973
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.758916	-2.41%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	647
2012	20.289105	23.047568	13.60%	929
2011	20.555092	20.289105	-1.29%	966
2010	16.643625	20.555092	23.50%	1,147
2009	13.563037	16.643625	22.71%	2,881
2008	20.002786	13.563037	-32.19%	2,390
2007	20.516323	20.002786	-2.50%	935
2006	18.269183	20.516323	12.30%	1,974
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	1,390
2013	16.582303	21.435938	29.27%	1,312
2012	14.631439	16.582303	13.33%	1,227
2011	14.668947	14.631439	-0.26%	2,820
2010	13.048410	14.668947	12.42%	4,068
2009	10.547325	13.048410	23.71%	9,320
2008	17.145170	10.547325	-38.48%	9,613
2007	16.639547	17.145170	3.04%	10,155
2006	14.714741	16.639547	13.08%	10,512
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.478467	20.508999	-4.51%	291
2014	20.294866	21.478467	5.83%	1,028
2013	17.113277	20.294866	18.59%	3,056
2012	15.831612	17.113277	8.10%	3,098
2011	14.833045	15.831612	6.73%	4,044
2010	13.136134	14.833045	12.92%	3,505
2009	10.949713	13.136134	19.97%	3,058
2008	15.874644	10.949713	-31.02%	13,292
2007	15.138224	15.874644	4.86%	3,729
2006	13.271692	15.138224	14.06%	4,698
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	105
2008	13.721095	8.380150	-38.93%	1,565
2007	15.758805	13.721095	-12.93%	1,389
2006	15.509010	15.758805	1.61%	1,227
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.594560	14.321178	-8.17%	0
2014	16.102793	15.594560	-3.16%	0
2013	14.129435	16.102793	13.97%	0
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	93
2013	13.214717	13.067579	-1.11%	1,431
2012	12.302288	13.214717	7.42%	372
2011	12.288936	12.302288	0.11%	7,858
2010	11.562875	12.288936	6.28%	5,173
2009	9.804553	11.562875	17.93%	14,777
2008	10.805484	9.804553	-9.26%	16,555
2007	10.471975	10.805484	3.18%	17,126
2006	10.266398	10.471975	2.00%	19,895
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.652051	14.304701	-2.37%	284
2014	14.324972	14.652051	2.28%	288
2013	12.893469	14.324972	11.10%	1,759
2012	11.773339	12.893469	9.51%	1,773
2011	12.046245	11.773339	-2.27%	5,335
2010	10.905056	12.046245	10.46%	5,886
2009	8.963395	10.905056	21.66%	6,245
2008	12.204072	8.963395	-26.55%	2,182
2007	11.469338	12.204072	6.41%	2,060
2006	10.663346	11.469338	7.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	20,176
2012	11.749070	13.038437	10.97%	20,348
2011	12.120556	11.749070	-3.06%	2,030
2010	10.801171	12.120556	12.22%	182
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	0
2007	12.027039	12.979840	7.92%	0
2006	10.969142	12.027039	9.64%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	317
2013	15.834717	19.294532	21.85%	1,423
2012	15.404595	15.834717	2.79%	1,423
2011	16.555210	15.404595	-6.95%	2,731
2010	14.155272	16.555210	16.95%	6,489
2009	9.772843	14.155272	44.84%	5,946
2008	21.839085	9.772843	-55.25%	12,893
2007	15.279127	21.839085	42.93%	20,397
2006	13.348402	15.279127	14.46%	18,274
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.131963	20.801784	-6.01%	897
2014	20.786507	22.131963	6.47%	3,548
2013	16.567748	20.786507	25.46%	11,708
2012	14.421183	16.567748	14.88%	12,959
2011	14.596869	14.421183	-1.20%	11,258
2010	12.941302	14.596869	12.79%	17,609
2009	10.151580	12.941302	27.48%	15,749
2008	18.086735	10.151580	-43.87%	15,653
2007	18.197972	18.086735	-0.61%	23,459
2006	15.459110	18.197972	17.72%	29,078
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.809250	24.982242	4.93%	122
2014	21.851505	23.809250	8.96%	806
2013	16.369918	21.851505	33.49%	2,701
2012	14.579335	16.369918	12.28%	3,104
2011	14.858393	14.579335	-1.88%	8,826
2010	12.221840	14.858393	21.57%	6,768
2009	9.730934	12.221840	25.60%	7,080
2008	18.816653	9.730934	-48.29%	9,509
2007	15.137527	18.816653	24.30%	23,903
2006	14.470999	15.137527	4.61%	14,126

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.490516	13.128412	-2.68%	3,436
2014	13.013706	13.490516	3.66%	8,804
2013	13.538964	13.013706	-3.88%	14,286
2012	13.062768	13.538964	3.65%	14,393
2011	12.433559	13.062768	5.06%	22,398
2010	11.778830	12.433559	5.56%	24,436
2009	10.393080	11.778830	13.33%	25,431
2008	10.968658	10.393080	-5.25%	21,380
2007	10.737961	10.968658	2.15%	28,933
2006	10.505247	10.737961	2.22%	19,053
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.439781	34.217541	-3.45%	1,150
2014	34.053791	35.439781	4.07%	2,731
2013	25.535746	34.053791	33.36%	11,828
2012	22.710878	25.535746	12.44%	12,463
2011	25.955059	22.710878	-12.50%	14,498
2010	20.567387	25.955059	26.20%	22,663
2009	14.994381	20.567387	37.17%	21,041
2008	25.296736	14.994381	-40.73%	20,858
2007	22.348276	25.296736	13.19%	16,217
2006	20.255999	22.348276	10.33%	15,751
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.122287	21.414890	1.39%	0
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	0
2006	19.123170	22.106362	15.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	695
2010	16.191033	20.077343	24.00%	969
2009	10.496953	16.191033	54.25%	1,595
2008	21.955389	10.496953	-52.19%	2,505
2007	21.217030	21.955389	3.48%	2,346
2006	18.633000	21.217030	13.87%	1,994

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	5,076
2013	9.948307	12.085384	21.48%	5,077
2012	8.788696	9.948307	13.19%	5,080
2011	9.094250	8.788696	-3.36%	5,293
2010	8.403837	9.094250	8.22%	5,297
2009	6.573599	8.403837	27.84%	5,301
2008*	10.000000	6.573599	-34.26%	5,307
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	3,659
2013	12.736606	14.243831	11.83%	5,932
2012	11.519704	12.736606	10.56%	6,051
2011	11.463051	11.519704	0.49%	10,642
2010	10.365402	11.463051	10.59%	15,013
2009	7.788371	10.365402	33.09%	6,802
2008	11.280782	7.788371	-30.96%	4,795
2007	11.078363	11.280782	1.83%	5,244
2006*	10.000000	11.078363	10.78%	1,884
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	708
2013	17.795419	22.651933	27.29%	708
2012	16.194475	17.795419	9.89%	709
2011	15.565291	16.194475	4.04%	2,401
2010	13.144812	15.565291	18.41%	6,124
2009	11.413078	13.144812	15.17%	7,821
2008	15.951280	11.413078	-28.45%	12,411
2007	16.702536	15.951280	-4.50%	18,100
2006	14.528693	16.702536	14.96%	19,721
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.120067	28.287927	-9.10%	373
2014	31.526727	31.120067	-1.29%	1,437
2013	23.576811	31.526727	33.72%	3,623
2012	20.291086	23.576811	16.19%	4,683
2011	21.480554	20.291086	-5.54%	4,912
2010	17.068056	21.480554	25.85%	6,476
2009	13.464186	17.068056	26.77%	19,528
2008	20.480506	13.464186	-34.26%	53,821
2007	21.377512	20.480506	-4.20%	7,626
2006	18.617786	21.377512	14.82%	4,492
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.922657	19.202150	-8.22%	1,081
2014	23.987403	20.922657	-12.78%	2,728
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	425
2009	13.642936	18.350761	34.51%	425
2008	23.314502	13.642936	-41.48%	1,426
2007	20.575821	23.314502	13.31%	1,426
2006	17.260846	20.575821	19.21%	1,512
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.751814	13.638004	-0.83%	757
2014	13.010319	13.751814	5.70%	2,137
2013	9.703580	13.010319	34.08%	2,156
2012*	10.000000	9.703580	-2.96%	2,041

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	91
2011	12.605139	11.480811	-8.92%	3,722
2010	11.817371	12.605139	6.67%	2,582
2009*	10.000000	11.817371	18.17%	1,843
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	18,354
2012*	10.000000	10.775009	7.75%	23,490
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
2007	14.111592	15.145534	8.38%	0
2006	12.911316	14.111592	9.30%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.749595	-2.50%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	826
2013	20.752441	26.659761	28.47%	2,439
2012	17.071424	20.752441	21.56%	2,548
2011	18.689987	17.071424	-8.66%	2,484
2010	17.883341	18.689987	4.51%	4,467
2009	12.478366	17.883341	43.31%	9,042
2008	22.830114	12.478366	-45.34%	7,119
2007	17.025367	22.830114	34.09%	2,755
2006	15.896255	17.025367	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	185
2012*	10.000000	9.922620	-0.77%	69
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	302
2013	29.211587	32.765980	12.17%	692
2012	26.297382	29.211587	11.08%	709
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
2008	39.160687	18.360385	-53.12%	0
2007	31.243624	39.160687	43.93%	0
2006	21.656559	31.243624	44.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	1,310
2012*	10.000000	10.189999	1.90%	1,552
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	2,159
2013	18.503779	24.626427	33.09%	4,551
2012	16.269377	18.503779	13.73%	5,135
2011	16.653081	16.269377	-2.30%	4,840
2010	15.255643	16.653081	9.16%	8,114
2009	12.693375	15.255643	20.19%	17,366
2008	19.229140	12.693375	-33.99%	12,359
2007	18.210675	19.229140	5.59%	41,087
2006	15.395861	18.210675	18.28%	11,516
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	777
2012	10.325388	11.748430	13.78%	772
2011	10.709979	10.325388	-3.59%	149
2010*	10.000000	10.709979	7.10%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.697648	-3.02%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	257
2012	10.969534	13.202155	20.35%	177
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.851711	20.494743	-6.21%	1,546
2014	19.711374	21.851711	10.86%	3,514
2013	15.252060	19.711374	29.24%	5,972
2012	13.578667	15.252060	12.32%	6,322
2011	13.767110	13.578667	-1.37%	10,918
2010	12.396141	13.767110	11.06%	21,010
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.987301	13.863636	-0.88%	12,053
2014	13.573557	13.987301	3.05%	67,963
2013	11.217368	13.573557	21.00%	107,021
2012	9.876964	11.217368	13.57%	113,282
2011	9.970101	9.876964	-0.93%	106,933
2010	9.068158	9.970101	9.95%	114,717
2009	7.486222	9.068158	21.13%	115,763
2008	10.861614	7.486222	-31.08%	102,351
2007	10.427094	10.861614	4.17%	39,038
2006*	10.000000	10.427094	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.225029	10.991903	-2.08%	7,646
2014	10.894232	11.225029	3.04%	32,276
2013	11.392820	10.894232	-4.38%	39,496
2012	11.058827	11.392820	3.02%	41,643
2011	10.656705	11.058827	3.77%	50,361
2010	10.243901	10.656705	4.03%	60,158
2009	9.306266	10.243901	10.08%	56,870
2008	10.520262	9.306266	-11.54%	52,455
2007	10.409221	10.520262	1.07%	29,149
2006*	10.000000	10.409221	4.09%	422
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.794166	15.470543	4.57%	1,227
2014	14.801329	14.794166	-0.05%	3,044
2013	11.722659	14.801329	26.26%	3,225
2012	9.783291	11.722659	19.82%	3,456
2011	10.990536	9.783291	-10.98%	3,748
2010	10.060622	10.990536	9.24%	12,839
2009	7.238672	10.060622	38.98%	13,346
2008	12.019214	7.238672	-39.77%	11,881
2007	10.708700	12.019214	12.24%	9,090
2006*	10.000000	10.708700	7.09%	2,549

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.147165	14.777877	4.46%	1,542
2014	13.337885	14.147165	6.07%	8,273
2013	10.484616	13.337885	27.21%	11,835
2012	9.099247	10.484616	15.23%	12,508
2011	9.726409	9.099247	-6.45%	13,338
2010	8.384221	9.726409	16.01%	20,068
2009	6.155155	8.384221	36.21%	25,165
2008	11.241811	6.155155	-45.25%	20,584
2007	10.236847	11.241811	9.82%	12,752
2006*	10.000000	10.236847	2.37%	3,273
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.916650	12.815446	-0.78%	4,735
2014	11.939049	12.916650	8.19%	17,558
2013	9.148015	11.939049	30.51%	26,057
2012	7.962252	9.148015	14.89%	37,839
2011	8.297526	7.962252	-4.04%	53,209
2010	7.617747	8.297526	8.92%	61,124
2009	5.938710	7.617747	28.27%	61,023
2008	9.769577	5.938710	-39.21%	50,240
2007*	10.000000	9.769577	-2.30%	27,109
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
2010	14.374149	15.964206	11.06%	1,919
2009	10.030824	14.374149	43.30%	1,920
2008	14.192415	10.030824	-29.32%	2,108
2007	14.021832	14.192415	1.22%	2,161
2006	12.915841	14.021832	8.56%	2,374
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.916739	21.944724	-8.25%	647
2014	22.370662	23.916739	6.91%	1,877
2013	16.845598	22.370662	32.80%	3,462
2012	14.524582	16.845598	15.98%	3,963
2011	15.184938	14.524582	-4.35%	4,967
2010	13.401074	15.184938	13.31%	14,354
2009	10.644586	13.401074	25.90%	10,093
2008	17.275388	10.644586	-38.38%	10,105
2007	18.073967	17.275388	-4.42%	14,895
2006	15.934319	18.073967	13.43%	6,473
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.103458	10.706057	-3.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	987
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	1,012
2013	9.893050	13.453603	35.99%	3,695
2012	9.049793	9.893050	9.32%	4,290
2011	9.531298	9.049793	-5.05%	3,315
2010	7.859069	9.531298	21.28%	5,557
2009	6.099785	7.859069	28.84%	11,039
2008*	10.000000	6.099785	-39.00%	15,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	4,185
2011	9.061628	8.326964	-8.11%	4,188
2010	8.031170	9.061628	12.83%	4,192
2009	6.333434	8.031170	26.81%	103
2008*	10.000000	6.333434	-36.67%	2,126
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	5,640
2013	10.613196	11.943715	12.54%	12,063
2012	9.736744	10.613196	9.00%	14,803
2011	10.055121	9.736744	-3.17%	7,606
2010	9.278998	10.055121	8.36%	7,675
2009	7.889996	9.278998	17.60%	8,474
2008*	10.000000	7.889996	-21.10%	8,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	33,659
2013	10.189136	12.125412	19.00%	37,438
2012	9.135318	10.189136	11.54%	39,037
2011	9.639496	9.135318	-5.23%	39,085
2010	8.738475	9.639496	10.31%	11,032
2009	7.170498	8.738475	21.87%	13,274
2008*	10.000000	7.170498	-28.30%	9,039

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.526726	11.230442	-2.57%	1,272
2014	11.364802	11.526726	1.42%	1,812
2013	11.034695	11.364802	2.99%	1,892
2012	10.458904	11.034695	5.51%	1,810
2011	10.507326	10.458904	-0.46%	5,365
2010	10.023671	10.507326	4.83%	8,889
2009	9.036060	10.023671	10.93%	5,904
2008*	10.000000	9.036060	-9.64%	205
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.356083	11.998225	-2.90%	399
2014	12.038799	12.356083	2.64%	1,574
2013	10.411868	12.038799	15.63%	10,326
2012	9.440750	10.411868	10.29%	22,232
2011	9.848044	9.440750	-4.14%	23,483
2010	9.009172	9.848044	9.31%	39,786
2009	7.526994	9.009172	19.69%	10,788
2008*	10.000000	7.526994	-24.73%	9,955
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	5,690
2012	8.802675	9.899609	12.46%	5,738
2011	9.407764	8.802675	-6.43%	5,795
2010	8.458991	9.407764	11.22%	23,630
2009	6.808767	8.458991	24.24%	145
2008*	10.000000	6.808767	-31.91%	2,633
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	1,028
2011	10.220701	10.004897	-2.11%	4,776
2010	9.550512	10.220701	7.02%	3,748
2009	8.268590	9.550512	15.50%	3,751
2008*	10.000000	8.268590	-17.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	1,266
2013	12.042223	11.567839	-3.94%	3,308
2012	11.415554	12.042223	5.49%	2,883
2011	10.947201	11.415554	4.28%	1,894
2010	10.445512	10.947201	4.80%	5,212
2009	9.800405	10.445512	6.58%	9,181
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	305
2012	12.378536	13.013750	5.13%	1,577
2011	11.892035	12.378536	4.09%	60
2010	11.206811	11.892035	6.11%	10,788
2009	9.806200	11.206811	14.28%	31,042
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	2,678
2013	12.832090	12.083894	-5.83%	5,841
2012	12.686748	12.832090	1.15%	5,710
2011	12.050888	12.686748	5.28%	14,875
2010	11.717690	12.050888	2.84%	11,293
2009	11.625974	11.717690	0.79%	37,433
2008	10.996208	11.625974	5.73%	76,592
2007	10.456077	10.996208	5.17%	86,769
2006	10.308192	10.456077	1.43%	83,442

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	2,367
2013	7.658091	8.836548	15.39%	460
2012	6.771668	7.658091	13.09%	473
2011	7.665647	6.771668	-11.66%	1,920
2010	6.911330	7.665647	10.91%	13,225
2009	5.439586	6.911330	27.06%	6,818
2008*	10.000000	5.439586	-45.60%	2,184
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	222
2012	7.390148	8.574084	16.02%	247
2011	8.639344	7.390148	-14.46%	257
2010	8.195706	8.639344	5.41%	259
2009	6.492680	8.195706	26.23%	5,666
2008	11.624236	6.492680	-44.15%	803
2007	10.827926	11.624236	7.35%	1,809
2006*	10.000000	10.827926	8.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	24,824
2013	18.091136	22.594794	24.89%	42,203
2012	15.903701	18.091136	13.75%	50,283
2011	16.865953	15.903701	-5.71%	99,253
2010	14.990655	16.865953	12.51%	117,887
2009	12.006727	14.990655	24.85%	144,080
2008	19.370012	12.006727	-38.01%	158,329
2007	18.627254	19.370012	3.99%	172,467
2006	16.238229	18.627254	14.71%	221,009
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	24,698
2010	11.496080	12.390907	7.78%	26,503
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	15,794
2013	14.197850	16.651882	17.28%	16,886
2012	12.887370	14.197850	10.17%	18,902
2011	13.253792	12.887370	-2.76%	19,220
2010	12.053380	13.253792	9.96%	5,456
2009*	10.000000	12.053380	20.53%	5,494

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.506036	13.291272	-1.59%	237
2014	13.245320	13.506036	1.97%	1,821
2013	12.872988	13.245320	2.89%	14,265
2012	12.470780	12.872988	3.23%	14,451
2011	12.343508	12.470780	1.03%	18,698
2010	11.876288	12.343508	3.93%	19,134
2009	11.092429	11.876288	7.07%	29,833
2008	12.025824	11.092429	-7.76%	21,887
2007	11.628004	12.025824	3.42%	24,163
2006	11.158734	11.628004	4.21%	24,940
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.587309	18.182380	-2.18%	7,036
2014	18.004799	18.587309	3.24%	25,627
2013	15.728790	18.004799	14.47%	51,543
2012	14.462282	15.728790	8.76%	57,402
2011	14.740247	14.462282	-1.89%	61,756
2010	13.540200	14.740247	8.86%	200,382
2009	11.579600	13.540200	16.93%	228,370
2008	15.361218	11.579600	-24.62%	231,052
2007	14.813939	15.361218	3.69%	237,997
2006	13.553620	14.813939	9.30%	245,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.317933	20.770829	-2.57%	4,563
2014	20.693940	21.317933	3.02%	38,814
2013	17.228554	20.693940	20.11%	96,003
2012	15.430735	17.228554	11.65%	125,949
2011	16.062594	15.430735	-3.93%	188,113
2010	14.503712	16.062594	10.75%	285,214
2009	11.879401	14.503712	22.09%	354,020
2008	17.641492	11.879401	-32.66%	380,020
2007	16.934317	17.641492	4.18%	354,869
2006	15.062418	16.934317	12.43%	337,339

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	12,484
2013	14.457393	15.679197	8.45%	18,994
2012	13.634356	14.457393	6.04%	16,817
2011	13.610050	13.634356	0.18%	23,174
2010	12.778219	13.610050	6.51%	52,059
2009	11.364256	12.778219	12.44%	64,310
2008	13.628897	11.364256	-16.62%	73,681
2007	13.118511	13.628897	3.89%	84,604
2006	12.326824	13.118511	6.42%	88,392
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.744225	22.371167	2.88%	832
2014	20.406789	21.744225	6.55%	5,167
2013	15.255643	20.406789	33.77%	7,341
2012	13.125810	15.255643	16.23%	7,540
2011	13.714900	13.125810	-4.30%	14,176
2010	12.876575	13.714900	6.51%	42,485
2009*	10.000000	12.876575	28.77%	776
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
2013	23.242853	30.352358	30.59%	3,129
2012	20.159477	23.242853	15.29%	3,514
2011	21.074937	20.159477	-4.34%	493
2010	17.013868	21.074937	23.87%	2,220
2009	12.675571	17.013868	34.23%	7,251
2008	20.326795	12.675571	-37.64%	4,634
2007	19.256325	20.326795	5.56%	5,792
2006	17.852771	19.256325	7.86%	5,084
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.317231	9.144867	-1.85%	4,526
2014	9.492846	9.317231	-1.85%	66,619
2013	9.671770	9.492846	-1.85%	40,233
2012	9.854573	9.671770	-1.86%	19,000
2011	10.039796	9.854573	-1.84%	32,572
2010	10.229014	10.039796	-1.85%	48,583
2009	10.417445	10.229014	-1.81%	116,440
2008	10.400214	10.417445	0.17%	165,235
2007	10.112656	10.400214	2.84%	37,174
2006	9.856226	10.112656	2.60%	42,900

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.657831	13.970826	-4.69%	2,418
2014	14.375806	14.657831	1.96%	8,233
2013	14.813348	14.375806	-2.95%	27,925
2012	13.446101	14.813348	10.17%	25,010
2011	12.978836	13.446101	3.60%	8,665
2010	11.957409	12.978836	8.54%	43,693
2009	9.794737	11.957409	22.08%	31,536
2008	12.065711	9.794737	-18.82%	15,342
2007	11.750886	12.065711	2.68%	10,619
2006	11.419269	11.750886	2.90%	7,607
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	923
2013	9.077393	10.787388	18.84%	4,765
2012	8.006280	9.077393	13.38%	5,930
2011	9.025504	8.006280	-11.29%	6,258
2010	8.080005	9.025504	11.70%	6,797
2009	6.048367	8.080005	33.59%	16,575
2008*	10.000000	6.048367	-39.52%	12,176
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	0
2007	21.316653	21.486728	0.80%	0
2006	17.742531	21.316653	20.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	5,040
2013	9.776303	12.897708	31.93%	1,888
2012	8.576687	9.776303	13.99%	2,516
2011	9.029911	8.576687	-5.02%	2,886
2010	7.975139	9.029911	13.23%	17,146
2009	6.281640	7.975139	26.96%	9,936
2008*	10.000000	6.281640	-37.18%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	622
2012	7.997515	9.230031	15.41%	718
2011	8.676601	7.997515	-7.83%	842
2010	7.840677	8.676601	10.66%	10,995
2009	6.269802	7.840677	25.05%	11,139
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	3,214
2013	10.087466	13.723288	36.04%	12,128
2012	8.965139	10.087466	12.52%	13,633
2011	9.559284	8.965139	-6.22%	13,210
2010	7.700979	9.559284	24.13%	7,516
2009	6.192315	7.700979	24.36%	14,869
2008*	10.000000	6.192315	-38.08%	4,854
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	447
2013	10.986464	14.630542	33.17%	3,106
2012	9.621339	10.986464	14.19%	4,027
2011	10.035290	9.621339	-4.12%	3,657
2010	8.546437	10.035290	17.42%	4,304
2009	6.673995	8.546437	28.06%	13,286
2008*	10.000000	6.673995	-33.26%	9,034
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	683
2013	15.203622	21.481055	41.29%	1,313
2012	13.697455	15.203622	11.00%	1,315
2011	14.076350	13.697455	-2.69%	1,349
2010	11.463564	14.076350	22.79%	1,130
2009	9.183081	11.463564	24.83%	1,197
2008	17.500830	9.183081	-47.53%	565
2007	16.285328	17.500830	7.46%	644
2006	16.110548	16.285328	1.08%	654

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	375
2012	19.121810	22.577981	18.07%	481
2011	20.605213	19.121810	-7.20%	2,265
2010	16.598802	20.605213	24.14%	3,407
2009	13.436896	16.598802	23.53%	4,921
2008	20.222599	13.436896	-33.56%	2,929
2007	22.211681	20.222599	-8.96%	2,847
2006	19.325182	22.211681	14.94%	3,483
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	110
2013	21.049325	29.038058	37.95%	641
2012	18.612848	21.049325	13.09%	1,324
2011	20.131252	18.612848	-7.54%	1,431
2010	16.410976	20.131252	22.67%	2,840
2009	12.437959	16.410976	31.94%	6,172
2008	20.557672	12.437959	-39.50%	5,173
2007	20.557852	20.557672	0.00%	7,962
2006	18.741745	20.557852	9.69%	7,185
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	634
2013	15.066929	19.341629	28.37%	2,288
2012	13.484355	15.066929	11.74%	2,670
2011	13.686234	13.484355	-1.48%	3,542
2010	12.315506	13.686234	11.13%	4,307
2009	9.993615	12.315506	23.23%	8,651
2008	17.438964	9.993615	-42.69%	12,745
2007	16.469458	17.438964	5.89%	17,061
2006	14.796175	16.469458	11.31%	9,669
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	6,542
2013	10.731513	10.817384	0.80%	13,215
2012	9.460182	10.731513	13.44%	13,529
2011	9.080691	9.460182	4.18%	17,966
2010	7.126472	9.080691	27.42%	49,834
2009	5.563279	7.126472	28.10%	30,395
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.160615	9.938624	-2.18%	4,509
2014	10.301244	10.160615	-1.37%	11,977
2013	10.484347	10.301244	-1.75%	14,085
2012	10.318874	10.484347	1.60%	9,844
2011	10.378124	10.318874	-0.57%	11,936
2010	10.323906	10.378124	0.53%	12,757
2009	9.820295	10.323906	5.13%	16,494
2008*	10.000000	9.820295	-1.80%	15,831
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.402673	13.584419	-5.68%	637
2014	15.975750	14.402673	-9.85%	2,993
2013	13.553328	15.975750	17.87%	5,719
2012	11.549727	13.553328	17.35%	6,759
2011	13.436871	11.549727	-14.04%	6,250
2010	12.873037	13.436871	4.38%	4,301
2009*	10.000000	12.873037	28.73%	7,670
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.626114	28.376008	-0.87%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	1,426
2013	10.255879	10.128225	-1.24%	7,942
2012	9.989651	10.255879	2.67%	5,319
2011	10.148128	9.989651	-1.56%	7,483
2010	9.820384	10.148128	3.34%	18,292
2009	8.828835	9.820384	11.23%	20,758
2008	10.390631	8.828835	-15.03%	29,130
2007	10.105358	10.390631	2.82%	140,734
2006	9.880148	10.105358	2.28%	138,462
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	574
2013	16.092279	21.734071	35.06%	1,909
2012	14.774175	16.092279	8.92%	2,140
2011	15.530501	14.774175	-4.87%	2,141
2010	12.879389	15.530501	20.58%	2,192
2009	9.984406	12.879389	29.00%	3,287
2008	16.798984	9.984406	-40.57%	4,818
2007	15.906329	16.798984	5.61%	17,362
2006	14.252324	15.906329	11.61%	8,097

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	518
2009	13.846190	18.938318	36.78%	518
2008	23.643183	13.846190	-41.44%	687
2007	22.710241	23.643183	4.11%	687
2006	19.714004	22.710241	15.20%	979
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.536709	22.807016	1.20%	265
2014	20.798334	22.536709	8.36%	2,049
2013	16.121711	20.798334	29.01%	6,950
2012	14.086578	16.121711	14.45%	7,595
2011	14.396821	14.086578	-2.15%	4,883
2010	12.663841	14.396821	13.68%	5,908
2009	10.080586	12.663841	25.63%	9,880
2008	16.734981	10.080586	-39.76%	11,364
2007	16.372426	16.734981	2.21%	13,525
2006	14.535004	16.372426	12.64%	6,984
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	296
2012	19.555273	22.584078	15.49%	350
2011	20.409488	19.555273	-4.19%	393
2010	16.897853	20.409488	20.78%	666
2009	12.577491	16.897853	34.35%	972
2008	20.670727	12.577491	-39.15%	2,868
2007	21.359870	20.670727	-3.23%	2,484
2006	18.979349	21.359870	12.54%	748
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	2,235
2013	12.778050	11.718051	-8.30%	2,235
2012	12.372183	12.778050	3.28%	2,350
2011	11.626247	12.372183	6.42%	2,845
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.222225	11.037614	-1.65%	1,546
2014	11.348829	11.222225	-1.12%	2,515
2013	11.589647	11.348829	-2.08%	8,176
2012	11.166580	11.589647	3.79%	7,162
2011	11.262962	11.166580	-0.86%	11,631
2010	10.909511	11.262962	3.24%	23,029
2009*	10.000000	10.909511	9.10%	7,194
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.528196	10.368114	-1.52%	1,370
2014	10.297503	10.528196	2.24%	1,403
2013	10.711515	10.297503	-3.87%	1,060
2012	9.967028	10.711515	7.47%	23,105
2011*	10.000000	9.967028	-0.33%	902
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.768482	17.942123	-9.24%	0
2014	18.188898	19.768482	8.68%	0
2013	13.658539	18.188898	33.17%	0
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
2010	11.116845	12.480136	12.26%	0
2009	8.725219	11.116845	27.41%	1,654
2008	14.501740	8.725219	-39.83%	1,938
2007	15.726340	14.501740	-7.79%	1,938
2006	13.822597	15.726340	13.77%	1,938
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	0
2007	19.902453	21.166526	6.35%	0
2006	15.875772	19.902453	25.36%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.721557	20.016326	-7.85%	0
2014	20.170216	21.721557	7.69%	479
2013	14.298193	20.170216	41.07%	479
2012	12.753699	14.298193	12.11%	479
2011	15.816854	12.753699	-19.37%	479
2010	13.340219	15.816854	18.57%	479
2009	8.292772	13.340219	60.87%	479
2008	13.418513	8.292772	-38.20%	479
2007	12.957523	13.418513	3.56%	750
2006	12.520549	12.957523	3.49%	750
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	3,539
2013	14.634667	21.619829	47.73%	2,322
2012	11.382550	14.634667	28.57%	2,410
2011	10.505563	11.382550	8.35%	4,764
2010*	10.000000	10.505563	5.06%	946
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.474581	12.141894	-2.67%	1,050
2014	11.815778	12.474581	5.58%	1,382
2013	12.108751	11.815778	-2.42%	1,445
2012	11.298831	12.108751	7.17%	12,218
2011	10.921086	11.298831	3.46%	13,547
2010	10.412737	10.921086	4.88%	13,735
2009	9.699151	10.412737	7.36%	8,789
2008	11.035849	9.699151	-12.11%	15,409
2007	10.687295	11.035849	3.26%	18,876
2006	10.513789	10.687295	1.65%	14,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.195129	-18.05%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	27
2013	9.699657	10.523064	8.49%	1,961
2012*	10.000000	9.699657	-3.00%	1,961

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	245
2012	15.007617	15.888672	5.87%	244
2011	16.026653	15.007617	-6.36%	8
2010	12.880121	16.026653	24.43%	648
2009	8.597067	12.880121	49.82%	1,398

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.190268	23.074219	-0.50%	0
2014	21.629909	23.190268	7.21%	0
2013	16.381751	21.629909	32.04%	749
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	0
2010	12.369671	13.687916	10.66%	0
2009	10.477260	12.369671	18.06%	3,179
2008	18.009437	10.477260	-41.82%	3,374
2007	17.509150	18.009437	2.86%	5,706
2006	15.256160	17.509150	14.77%	6,045
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.068485	30.592931	-7.49%	382
2014	30.940985	33.068485	6.88%	935
2013	22.915589	30.940985	35.02%	1,191
2012	19.718578	22.915589	16.21%	2,104
2011	21.996364	19.718578	-10.36%	2,430
2010	17.712365	21.996364	24.19%	2,165
2009	12.656476	17.712365	39.95%	2,439
2008	20.080310	12.656476	-36.97%	2,044
2007	20.163377	20.080310	-0.41%	277
2006	17.996918	20.163377	12.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.971390	12.410827	-4.32%	10,975
2014	12.800244	12.971390	1.34%	14,148
2013	14.257120	12.800244	-10.22%	15,143
2012	13.534298	14.257120	5.34%	22,065
2011	12.345662	13.534298	9.63%	19,302
2010	11.971868	12.345662	3.12%	19,691
2009	11.072684	11.971868	8.12%	23,948
2008	11.469347	11.072684	-3.46%	12,363
2007	10.678841	11.469347	7.40%	2,319
2006	10.715015	10.678841	-0.34%	1,557

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.298090	21.495712	-7.74%	0
2014	21.142143	23.298090	10.20%	0
2013	15.907058	21.142143	32.91%	0
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	3,563
2008	16.991635	10.879530	-35.97%	3,517
2007	17.397983	16.991635	-2.34%	3,547
2006	15.181408	17.397983	14.60%	2,855
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.355604	21.584409	-3.45%	2,646
2014	19.604954	22.355604	14.03%	4,559
2013	15.384498	19.604954	27.43%	4,807
2012	13.493507	15.384498	14.01%	9,458
2011	13.871247	13.493507	-2.72%	7,340
2010	11.884456	13.871247	16.72%	7,038
2009	9.333144	11.884456	27.34%	7,490
2008	12.603032	9.333144	-25.95%	3,892
2007	13.167878	12.603032	-4.29%	57
2006	11.164123	13.167878	17.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.727660	-2.72%	3,107
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.755586	-2.44%	524
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.624959	11.584682	-8.24%	769
2014	12.184891	12.624959	3.61%	771
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.845273	10.371492	-4.37%	1,558
2014*	10.000000	10.845273	8.45%	1,796

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.644837	31.278509	-4.19%	350
2014	31.655858	32.644837	3.12%	944
2013	22.931911	31.655858	38.04%	975
2012	20.197605	22.931911	13.54%	1,382
2011	20.472792	20.197605	-1.34%	1,053
2010	16.585419	20.472792	23.44%	1,588
2009	13.522499	16.585419	22.65%	1,176
2008	19.953186	13.522499	-32.23%	1,107
2007	20.475926	19.953186	-2.55%	237
2006	18.242482	20.475926	12.24%	802
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.652867	23.404958	-1.05%	572
2014	21.317470	23.652867	10.96%	3,620
2013	16.499065	21.317470	29.20%	7,988
2012	14.565437	16.499065	13.28%	10,664
2011	14.610202	14.565437	-0.31%	11,480
2010	13.002769	14.610202	12.36%	11,149
2009	10.515790	13.002769	23.65%	11,830
2008	17.102642	10.515790	-38.51%	8,290
2007	16.606789	17.102642	2.99%	1,610
2006	14.693228	16.606789	13.02%	2,495
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.348894	20.374894	-4.56%	367
2014	20.182714	21.348894	5.78%	502
2013	17.027376	20.182714	18.53%	1,148
2012	15.760197	17.027376	8.04%	1,668
2011	14.773644	15.760197	6.68%	2,043
2010	13.090190	14.773644	12.86%	1,878
2009	10.916979	13.090190	19.91%	1,016
2008	15.835261	10.916979	-31.06%	4,793
2007	15.108418	15.835261	4.81%	3,998
2006	13.252291	15.108418	14.01%	3,999
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	54
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.500480	14.227522	-8.21%	0
2014	16.013809	15.500480	-3.21%	0
2013	14.058509	16.013809	13.91%	1,027
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	886
2008	16.532909	11.406802	-31.01%	879
2007	15.372699	16.532909	7.55%	946
2006	13.533690	15.372699	13.59%	2,798
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.196311	12.888689	-2.33%	0
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	0
2012	12.246801	13.148399	7.36%	0
2011	12.239736	12.246801	0.06%	124
2010	11.522442	12.239736	6.23%	129
2009	9.775256	11.522442	17.87%	14,166
2008	10.778693	9.775256	-9.31%	15,985
2007	10.451360	10.778693	3.13%	24,215
2006	10.251388	10.451360	1.95%	21,363
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.580006	14.227120	-2.42%	18,423
2014	14.261806	14.580006	2.23%	15,758
2013	12.843160	14.261806	11.05%	14,938
2012	11.733397	12.843160	9.46%	16,745
2011	12.011480	11.733397	-2.32%	2,236
2010	10.879123	12.011480	10.41%	2,236
2009	8.946637	10.879123	21.60%	2,236
2008	12.187475	8.946637	-26.59%	2,236
2007	11.459629	12.187475	6.35%	2,236
2006	10.659740	11.459629	7.50%	2,236
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.117152	14.761838	-2.35%	75,458
2014	14.732914	15.117152	2.61%	81,392
2013	12.987588	14.732914	13.44%	49,339
2012	11.709234	12.987588	10.92%	21,377
2011	12.085604	11.709234	-3.11%	4,322
2010	10.775514	12.085604	12.16%	3,071
2009	8.544816	10.775514	26.11%	3,072
2008	12.962220	8.544816	-34.08%	160
2007	12.016865	12.962220	7.87%	0
2006	10.965440	12.016865	9.59%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.775219	15.393505	-2.42%	20,342
2014	15.352551	15.775219	2.75%	18,486
2013	12.890194	15.352551	19.10%	14,727
2012	11.408427	12.890194	12.99%	14,744
2011	11.967527	11.408427	-4.67%	14,765
2010	10.526448	11.967527	13.69%	723
2009	8.179923	10.526448	28.69%	743
2008	13.486807	8.179923	-39.35%	763
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	1,149
2012	15.352320	15.772926	2.74%	1,213
2011	16.507445	15.352320	-7.00%	1,280
2010	14.121616	16.507445	16.89%	1,918
2009	9.754586	14.121616	44.77%	2,874
2008	21.809443	9.754586	-55.27%	3,252
2007	15.266216	21.809443	42.86%	3,517
2006	13.343898	15.266216	14.41%	2,114
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.998395	20.665711	-6.06%	2,192
2014	20.671592	21.998395	6.42%	4,805
2013	16.484547	20.671592	25.40%	4,904
2012	14.356092	16.484547	14.83%	11,031
2011	14.538381	14.356092	-1.25%	7,680
2010	12.896015	14.538381	12.74%	9,440
2009	10.121211	12.896015	27.42%	18,466
2008	18.041852	10.121211	-43.90%	15,565
2007	18.162116	18.041852	-0.66%	13,820
2006	15.436486	18.162116	17.66%	14,851
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.665675	24.818944	4.87%	2,255
2014	21.730808	23.665675	8.90%	2,079
2013	16.287778	21.730808	33.42%	1,805
2012	14.513585	16.287778	12.22%	2,236
2011	14.798905	14.513585	-1.93%	5,063
2010	12.179100	14.798905	21.51%	2,496
2009	9.701850	12.179100	25.53%	2,360
2008	18.770011	9.701850	-48.31%	2,920
2007	15.107734	18.770011	24.24%	3,449
2006	14.449853	15.107734	4.55%	3,653

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.409124	13.042564	-2.73%	8,564
2014	12.941766	13.409124	3.61%	11,741
2013	13.470981	12.941766	-3.93%	11,923
2012	13.003819	13.470981	3.59%	17,051
2011	12.383743	13.003819	5.01%	16,631
2010	11.737617	12.383743	5.50%	16,634
2009	10.361987	11.737617	13.28%	21,713
2008	10.941424	10.361987	-5.30%	11,388
2007	10.716787	10.941424	2.10%	9,134
2006	10.489860	10.716787	2.16%	2,787
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.225926	33.993717	-3.50%	1,130
2014	33.865563	35.225926	4.02%	2,612
2013	25.407524	33.865563	33.29%	4,473
2012	22.608391	25.407524	12.38%	7,776
2011	25.851085	22.608391	-12.54%	8,134
2010	20.495432	25.851085	26.13%	10,940
2009	14.949542	20.495432	37.10%	14,464
2008	25.233984	14.949542	-40.76%	16,717
2007	22.304255	25.233984	13.14%	13,884
2006	20.226375	22.304255	10.27%	10,591
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.994885	21.274865	1.33%	2,297
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
2007	22.062847	25.331974	14.82%	0
2006	19.095216	22.062847	15.54%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.681507	28.188509	-5.03%	0
2014	28.406281	29.681507	4.49%	0
2013	22.242473	28.406281	27.71%	0
2012	17.844621	22.242473	24.65%	0
2011	19.996905	17.844621	-10.76%	0
2010	16.134375	19.996905	23.94%	0
2009	10.465552	16.134375	54.17%	1,142
2008	21.900932	10.465552	-52.21%	1,178
2007	21.175246	21.900932	3.43%	1,432
2006	18.605749	21.175246	13.81%	2,667

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.561159	13.276762	-8.82%	3,080
2014	14.188263	14.561159	2.63%	1,119
2013	12.693380	14.188263	11.78%	3,620
2012	11.486473	12.693380	10.51%	4,001
2011	11.435797	11.486473	0.44%	4,167
2010	10.346021	11.435797	10.53%	5,037
2009	7.777777	10.346021	33.02%	7,738
2008	11.271182	7.777777	-30.99%	6,456
2007	11.074620	11.271182	1.77%	3,095
2006*	10.000000	11.074620	10.75%	2,747
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.026457	22.710098	-5.48%	0
2014	22.526778	24.026457	6.66%	0
2013	17.706096	22.526778	27.23%	0
2012	16.121426	17.706096	9.83%	45
2011	15.502967	16.121426	3.99%	214
2010	13.098837	15.502967	18.35%	215
2009	11.378953	13.098837	15.11%	2,841
2008	15.911706	11.378953	-28.49%	4,985
2007	16.669638	15.911706	-4.55%	12,205
2006	14.507449	16.669638	14.90%	8,222
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.932311	28.102931	-9.15%	985
2014	31.352499	30.932311	-1.34%	1,122
2013	23.458456	31.352499	33.65%	1,199
2012	20.199535	23.458456	16.13%	2,356
2011	21.394517	20.199535	-5.59%	2,656
2010	17.008342	21.394517	25.79%	2,666
2009	13.423922	17.008342	26.70%	8,302
2008	20.429698	13.423922	-34.29%	8,773
2007	21.335411	20.429698	-4.25%	3,856
2006	18.590572	21.335411	14.76%	3,439
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.796462	19.076595	-8.27%	3,105
2014	23.854884	20.796462	-12.82%	5,678
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
2007	20.535305	23.256678	13.25%	0
2006	17.235606	20.535305	19.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.704198	9.109970	-6.12%	46
2014	9.714098	9.704198	-0.10%	177
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.733063	13.612472	-0.88%	4,141
2014	12.999201	13.733063	5.65%	3,776
2013	9.700224	12.999201	34.01%	3,801
2012*	10.000000	9.700224	-3.00%	6,722

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	1,048
2013	13.403631	16.453681	22.76%	2,467
2012	11.465232	13.403631	16.91%	1,118
2011	12.594443	11.465232	-8.97%	1,157
2010	11.813349	12.594443	6.61%	1,198
2009*	10.000000	11.813349	18.13%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.672514	10.705843	-8.28%	0
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.525582	12.501626	-7.57%	4,245
2014	12.781700	13.525582	5.82%	2,112
2013	10.027212	12.781700	27.47%	999
2012*	10.000000	10.027212	0.27%	1,115
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	30
2008	15.107969	12.440541	-17.66%	36
2007	13.965464	15.107969	8.18%	718
2006	12.892454	13.965464	8.32%	920
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.746276	-2.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.211085	30.978767	9.81%	4,825
2014	26.512448	28.211085	6.41%	4,720
2013	20.648287	26.512448	28.40%	4,813
2012	16.994419	20.648287	21.50%	9,008
2011	18.615134	16.994419	-8.71%	10,007
2010	17.820786	18.615134	4.46%	9,694
2009	12.441048	17.820786	43.24%	9,861
2008	22.773483	12.441048	-45.37%	7,453
2007	16.991824	22.773483	34.03%	0
2006	15.873002	16.991824	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.182106	39.063570	43.85%	0
2006	21.624889	31.182106	44.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.806389	12.293467	-4.01%	1,229
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.476228	25.730581	-2.82%	3,052
2014	24.490391	26.476228	8.11%	4,152
2013	18.410922	24.490391	33.02%	5,390
2012	16.196003	18.410922	13.68%	11,760
2011	16.586416	16.196003	-2.35%	12,693
2010	15.202306	16.586416	9.10%	13,204
2009	12.655437	15.202306	20.12%	18,928
2008	19.181453	12.655437	-34.02%	11,161
2007	18.174822	19.181453	5.54%	5,060
2006	15.373351	18.174822	18.22%	1,656
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.574457	15.201190	4.30%	6,370
2014	14.690343	14.574457	-0.79%	4,197
2013	11.732494	14.690343	25.21%	1,504
2012	10.316656	11.732494	13.72%	1,933
2011	10.706363	10.316656	-3.64%	419
2010*	10.000000	10.706363	7.06%	417
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.693871	-3.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.788715	20.425257	-6.26%	7,903
2014	19.664564	21.788715	10.80%	8,997
2013	15.223591	19.664564	29.17%	9,405
2012	13.560253	15.223591	12.27%	13,164
2011	13.755440	13.560253	-1.42%	16,192
2010	12.391945	13.755440	11.00%	19,898
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.925629	13.795482	-0.93%	372,309
2014	13.520609	13.925629	3.00%	425,059
2013	11.179298	13.520609	20.94%	384,437
2012	9.848461	11.179298	13.51%	429,310
2011	9.946387	9.848461	-0.98%	386,686
2010	9.051196	9.946387	9.89%	319,098
2009	7.476026	9.051196	21.07%	247,207
2008	10.852373	7.476026	-31.11%	135,721
2007	10.423562	10.852373	4.11%	18,268
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.175554	10.937894	-2.13%	146,046
2014	10.851746	11.175554	2.98%	220,348
2013	11.354174	10.851746	-4.43%	230,244
2012	11.026950	11.354174	2.97%	254,560
2011	10.631394	11.026950	3.72%	271,866
2010	10.224777	10.631394	3.98%	267,852
2009	9.293622	10.224777	10.02%	193,902
2008	10.511339	9.293622	-11.58%	91,213
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.728967	15.394514	4.52%	6,281
2014	14.743616	14.728967	-0.10%	5,658
2013	11.682902	14.743616	26.20%	4,211
2012	9.755085	11.682902	19.76%	5,320
2011	10.964407	9.755085	-11.03%	4,723
2010	10.041819	10.964407	9.19%	4,141
2009	7.228832	10.041819	38.91%	4,187
2008	12.009005	7.228832	-39.80%	3,387
2007	10.705080	12.009005	12.18%	369
2006*	10.000000	10.705080	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.084823	14.705263	4.41%	9,923
2014	13.285877	14.084823	6.01%	14,335
2013	10.449057	13.285877	27.15%	13,970
2012	9.073017	10.449057	15.17%	20,078
2011	9.703303	9.073017	-6.50%	21,497
2010	8.368558	9.703303	15.95%	20,852
2009	6.146783	8.368558	36.15%	24,143
2008	11.232271	6.146783	-45.28%	13,876
2007	10.233395	11.232271	9.76%	443
2006*	10.000000	10.233395	2.33%	885
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.866251	12.758933	-0.83%	122,321
2014	11.898520	12.866251	8.13%	197,606
2013	9.121605	11.898520	30.44%	223,694
2012	7.943317	9.121605	14.83%	314,268
2011	8.282008	7.943317	-4.09%	369,049
2010	7.607377	8.282008	8.87%	354,270
2009	5.933653	7.607377	28.21%	257,221
2008	9.766249	5.933653	-39.24%	135,505
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.230296	18.373002	-4.46%	23
2014	19.115246	19.230296	0.60%	89
2013	18.198416	19.115246	5.04%	0
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	262
2009	10.000827	14.323849	43.23%	1,069
2008	14.157191	10.000827	-29.36%	1,069
2007	13.994206	14.157191	1.16%	4,127
2006	12.896942	13.994206	8.51%	4,512
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.772465	21.801223	-8.29%	5,195
2014	22.247052	23.772465	6.86%	4,707
2013	16.761045	22.247052	32.73%	3,404
2012	14.459057	16.761045	15.92%	3,609
2011	15.124134	14.459057	-4.40%	4,068
2010	13.354195	15.124134	13.25%	3,218
2009	10.612760	13.354195	25.83%	7,092
2008	17.232540	10.612760	-38.41%	2,675
2007	18.038387	17.232540	-4.47%	2,850
2006	15.911026	18.038387	13.37%	424
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.425971	10.854776	-5.00%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.094024	10.691514	-3.63%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.636969	12.248987	-3.07%	373
2014	12.088791	12.636969	4.53%	2,755
2013	8.585350	12.088791	40.81%	2,778
2012	7.490901	8.585350	14.61%	4,009
2011	8.643168	7.490901	-13.33%	4,340
2010	7.635656	8.643168	13.19%	4,112
2009	5.088492	7.635656	50.06%	4,133
2008*	10.000000	5.088492	-49.12%	3,676
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.542980	14.206968	-2.31%	1,275
2014	13.414785	14.542980	8.41%	1,709
2013	9.869532	13.414785	35.92%	2,403
2012	9.032885	9.869532	9.26%	3,747
2011	9.518329	9.032885	-5.10%	3,704
2010	7.852367	9.518329	21.22%	5,130
2009	6.097700	7.852367	28.78%	7,965
2008*	10.000000	6.097700	-39.02%	7,479
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.330719	11.884254	-3.62%	7,734
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	1,063
2012	8.311425	9.470156	13.94%	148
2011	9.049322	8.311425	-8.15%	155
2010	8.024348	9.049322	12.77%	151
2009	6.331277	8.024348	26.74%	153
2008*	10.000000	6.331277	-36.69%	160
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.185093	11.826930	-2.94%	103,841
2014	11.909296	12.185093	2.32%	133,980
2013	10.588009	11.909296	12.48%	256,545
2012	9.718595	10.588009	8.95%	328,903
2011	10.041489	9.718595	-3.22%	315,164
2010	9.271131	10.041489	8.31%	350,741
2009	7.887319	9.271131	17.54%	289,652
2008*	10.000000	7.887319	-21.13%	104,517
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.417839	12.020022	-3.20%	350,818
2014	12.090408	12.417839	2.71%	528,729
2013	10.164913	12.090408	18.94%	546,541
2012	9.118259	10.164913	11.48%	596,451
2011	9.626400	9.118259	-5.28%	608,843
2010	8.731043	9.626400	10.25%	764,903
2009	7.168050	8.731043	21.80%	779,917
2008*	10.000000	7.168050	-28.32%	240,023

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.487643	11.186659	-2.62%	62,984
2014	11.332036	11.487643	1.37%	91,420
2013	11.008483	11.332036	2.94%	94,649
2012	10.439400	11.008483	5.45%	86,159
2011	10.493066	10.439400	-0.51%	79,806
2010	10.015163	10.493066	4.77%	36,896
2009	9.032985	10.015163	10.87%	4,523
2008*	10.000000	9.032985	-9.67%	10,262
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.314199	11.951451	-2.95%	248,591
2014	12.004106	12.314199	2.58%	292,823
2013	10.387149	12.004106	15.57%	233,155
2012	9.423149	10.387149	10.23%	237,005
2011	9.834684	9.423149	-4.18%	254,468
2010	9.001521	9.834684	9.26%	208,883
2009	7.524429	9.001521	19.63%	201,189
2008*	10.000000	7.524429	-24.76%	94,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.350599	11.933239	-3.38%	147,436
2014	12.040549	12.350599	2.58%	154,389
2013	9.876079	12.040549	21.92%	180,619
2012	8.786246	9.876079	12.40%	67,787
2011	9.394982	8.786246	-6.48%	43,515
2010	8.451804	9.394982	11.16%	48,698
2009	6.806444	8.451804	24.17%	40,850
2008*	10.000000	6.806444	-31.94%	14,309
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.011233	11.657495	-2.95%	112,167
2014	11.763647	12.011233	2.10%	130,416
2013	10.779948	11.763647	9.13%	142,008
2012	9.986227	10.779948	7.95%	147,259
2011	10.206821	9.986227	-2.16%	116,767
2010	9.542396	10.206821	6.96%	142,710
2009	8.265770	9.542396	15.44%	104,136
2008*	10.000000	8.265770	-17.34%	26,773

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.844788	11.517423	-2.76%	1,145
2014	11.534508	11.844788	2.69%	1,264
2013	12.013637	11.534508	-3.99%	814
2012	11.394264	12.013637	5.44%	594
2011	10.932331	11.394264	4.23%	435
2010	10.436645	10.932331	4.75%	1,253
2009	9.797071	10.436645	6.53%	2,080
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.835626	12.526613	-2.41%	7,708
2014	12.475226	12.835626	2.89%	6,404
2013	12.982845	12.475226	-3.91%	4,367
2012	12.355457	12.982845	5.08%	3,866
2011	11.875895	12.355457	4.04%	2,085
2010	11.197302	11.875895	6.06%	2,761
2009	9.802870	11.197302	14.22%	9,045
2008*	10.000000	9.802870	-1.97%	1,633
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.972987	23.808370	-17.83%	0
2014	31.329556	28.972987	-7.52%	0
2013	31.799987	31.329556	-1.48%	0
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	0
2007	34.126891	48.603481	42.42%	0
2006	25.518716	34.126891	33.73%	406
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.327439	12.080056	-2.01%	2,701
2014	12.017128	12.327439	2.58%	5,332
2013	12.767690	12.017128	-5.88%	8,804
2012	12.629525	12.767690	1.09%	16,279
2011	12.002636	12.629525	5.22%	19,436
2010	11.676717	12.002636	2.79%	16,656
2009	11.591228	11.676717	0.74%	21,151
2008	10.968931	11.591228	5.67%	20,607
2007	10.435493	10.968931	5.11%	13,951
2006	10.293118	10.435493	1.38%	3,875

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.581378	8.147167	-5.06%	286
2014	8.811027	8.581378	-2.61%	752
2013	7.639862	8.811027	15.33%	747
2012	6.759003	7.639862	13.03%	4,947
2011	7.655210	6.759003	-11.71%	5,072
2010	6.905438	7.655210	10.86%	4,799
2009	5.437726	6.905438	26.99%	4,986
2008*	10.000000	5.437726	-45.62%	3,040
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.335469	9.030856	-3.26%	2,696
2014	10.143988	9.335469	-7.97%	406
2013	8.544964	10.143988	18.71%	435
2012	7.368824	8.544964	15.96%	792
2011	8.618807	7.368824	-14.50%	785
2010	8.180392	8.618807	5.36%	647
2009	6.483852	8.180392	26.17%	615
2008	11.614361	6.483852	-44.17%	641
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.141938	22.475608	-2.88%	74,497
2014	22.469946	23.141938	2.99%	94,507
2013	18.000330	22.469946	24.83%	113,719
2012	15.831952	18.000330	13.70%	120,589
2011	16.798410	15.831952	-5.75%	87,966
2010	14.938226	16.798410	12.45%	91,879
2009	11.970822	14.938226	24.79%	157,308
2008	19.321952	11.970822	-38.05%	144,158
2007	18.590551	19.321952	3.93%	147,450
2006	16.214476	18.590551	14.65%	148,762
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.009727	14.698957	-2.07%	106,428
2014	14.629618	15.009727	2.60%	141,624
2013	13.147941	14.629618	11.27%	115,104
2012	12.253111	13.147941	7.30%	148,063
2011	12.380379	12.253111	-1.03%	110,705
2010	11.492168	12.380379	7.73%	114,858
2009*	10.000000	11.492168	14.92%	15,023
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.146051	16.730799	-2.42%	151,534
2014	16.612312	17.146051	3.21%	132,783
2013	14.171338	16.612312	17.22%	28,108
2012	12.869880	14.171338	10.11%	6,732
2011	13.242541	12.869880	-2.81%	7,452
2010	12.049283	13.242541	9.90%	6,732
2009*	10.000000	12.049283	20.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.424552	13.204348	-1.64%	20,840
2014	13.172122	13.424552	1.92%	34,579
2013	12.808368	13.172122	2.84%	85,325
2012	12.414523	12.808368	3.17%	94,154
2011	12.294075	12.414523	0.98%	92,856
2010	11.834748	12.294075	3.88%	53,483
2009	11.059266	11.834748	7.01%	187,448
2008	11.995994	11.059266	-7.81%	166,723
2007	11.605099	11.995994	3.37%	155,852
2006	11.142419	11.605099	4.15%	155,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.475185	18.063479	-2.23%	187,738
2014	17.905306	18.475185	3.18%	230,484
2013	15.649848	17.905306	14.41%	208,478
2012	14.397048	15.649848	8.70%	270,132
2011	14.681233	14.397048	-1.94%	244,669
2010	13.492861	14.681233	8.81%	209,893
2009	11.544996	13.492861	16.87%	211,652
2008	15.323115	11.544996	-24.66%	141,540
2007	14.784773	15.323115	3.64%	86,343
2006	13.533804	14.784773	9.24%	86,837
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.189410	20.635071	-2.62%	227,608
2014	20.579667	21.189410	2.96%	253,624
2013	17.142124	20.579667	20.05%	237,898
2012	15.361157	17.142124	11.59%	238,039
2011	15.998294	15.361157	-3.98%	168,875
2010	14.453011	15.998294	10.69%	193,169
2009	11.843910	14.453011	22.03%	268,181
2008	17.597773	11.843910	-32.70%	253,744
2007	16.900988	17.597773	4.12%	188,610
2006	15.040415	16.900988	12.37%	195,915

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.021199	15.711987	-1.93%	96,548
2014	15.592498	16.021199	2.75%	220,545
2013	14.384780	15.592498	8.40%	201,421
2012	13.572810	14.384780	5.98%	146,840
2011	13.555512	13.572810	0.13%	182,042
2010	12.733498	13.555512	6.46%	148,987
2009	11.330274	12.733498	12.38%	56,163
2008	13.595082	11.330274	-16.66%	72,040
2007	13.092663	13.595082	3.84%	44,816
2006	12.308781	13.092663	6.37%	48,107
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.681561	22.295339	2.83%	2,440
2014	20.358343	21.681561	6.50%	5,019
2013	15.227174	20.358343	33.70%	4,040
2012	13.108013	15.227174	16.17%	6,330
2011	13.703267	13.108013	-4.34%	5,866
2010	12.872203	13.703267	6.46%	8,763
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.916571	9.509545	-4.10%	44,902
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.400545	30.979399	-4.39%	1,536
2014	30.184581	32.400545	7.34%	1,318
2013	23.126160	30.184581	30.52%	1,419
2012	20.068510	23.126160	15.24%	2,000
2011	20.990505	20.068510	-4.39%	1,999
2010	16.954335	20.990505	23.81%	3,291
2009	12.637660	16.954335	34.16%	5,952
2008	20.276352	12.637660	-37.67%	5,051
2007	19.218377	20.276352	5.51%	4,492
2006	17.826650	19.218377	7.81%	5,074
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.260828	9.084874	-1.90%	9,379
2014	9.440188	9.260828	-1.90%	15,354
2013	9.623025	9.440188	-1.90%	21,525
2012	9.809916	9.623025	-1.91%	33,298
2011	9.999381	9.809916	-1.89%	34,188
2010	10.193034	9.999381	-1.90%	46,786
2009	10.386092	10.193034	-1.86%	94,828
2008	10.374196	10.386092	0.11%	81,411
2007	10.092529	10.374196	2.79%	38,287
2006	9.841607	10.092529	2.55%	3,914

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.569421	13.879473	-4.74%	9,401
2014	14.296383	14.569421	1.91%	6,959
2013	14.739016	14.296383	-3.00%	8,902
2012	13.385466	14.739016	10.11%	9,400
2011	12.926876	13.385466	3.55%	6,881
2010	11.915595	12.926876	8.49%	13,763
2009	9.765464	11.915595	22.02%	20,825
2008	12.035787	9.765464	-18.86%	15,732
2007	11.727753	12.035787	2.63%	12,871
2006	11.402579	11.727753	2.85%	13,106
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.409209	10.144567	-2.54%	3,455
2014	10.756269	10.409209	-3.23%	1,321
2013	9.055819	10.756269	18.78%	2,238
2012	7.991327	9.055819	13.32%	2,429
2011	9.013234	7.991327	-11.34%	2,286
2010	8.073129	9.013234	11.64%	5,809
2009	6.046307	8.073129	33.52%	7,646
2008*	10.000000	6.046307	-39.54%	4,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.714840	13.663522	-7.14%	1,282
2014	16.607022	14.714840	-11.39%	2,948
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	1,641
2009	11.254121	14.298082	27.05%	1,642
2008	21.435702	11.254121	-47.50%	1,642
2007	21.276929	21.435702	0.75%	1,643
2006	17.718460	21.276929	20.08%	1,643
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.896514	14.059117	1.17%	301
2014	12.860528	13.896514	8.06%	1,212
2013	9.753079	12.860528	31.86%	1,375
2012	8.560684	9.753079	13.93%	4,013
2011	9.017642	8.560684	-5.07%	5,461
2010	7.968351	9.017642	13.17%	7,142
2009	6.279499	7.968351	26.89%	4,648
2008*	10.000000	6.279499	-37.21%	675

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.191264	12.495891	-5.27%	353
2014	12.197348	13.191264	8.15%	339
2013	9.208115	12.197348	32.46%	368
2012	7.982597	9.208115	15.35%	425
2011	8.664819	7.982597	-7.87%	862
2010	7.834012	8.664819	10.61%	2,318
2009	6.267659	7.834012	24.99%	7,274
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.923002	13.611219	-2.24%	2,193
2014	13.683694	13.923002	1.75%	4,325
2013	10.063484	13.683694	35.97%	11,729
2012	8.948400	10.063484	12.46%	6,497
2011	9.546287	8.948400	-6.26%	11,621
2010	7.694421	9.546287	24.07%	7,282
2009	6.190195	7.694421	24.30%	14,788
2008*	10.000000	6.190195	-38.10%	3,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.746957	15.954663	-4.73%	2,375
2014	14.588339	16.746957	14.80%	1,716
2013	10.960352	14.588339	33.10%	1,104
2012	9.603374	10.960352	14.13%	1,780
2011	10.021648	9.603374	-4.17%	1,835
2010	8.539166	10.021648	17.36%	2,570
2009	6.671710	8.539166	27.99%	3,815
2008*	10.000000	6.671710	-33.28%	3,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.488363	21.191693	-1.38%	352
2014	21.362359	21.488363	0.59%	451
2013	15.127310	21.362359	41.22%	430
2012	13.635678	15.127310	10.94%	608
2011	14.019988	13.635678	-2.74%	929
2010	11.423473	14.019988	22.73%	384
2009	9.155626	11.423473	24.77%	711
2008	17.457427	9.155626	-47.55%	404
2007	16.253267	17.457427	7.41%	207
2006	16.087013	16.253267	1.03%	208

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.320245	29.711954	-8.07%	217
2014	30.858565	32.320245	4.74%	228
2013	22.464619	30.858565	37.37%	220
2012	19.035527	22.464619	18.01%	219
2011	20.522673	19.035527	-7.25%	407
2010	16.540743	20.522673	24.07%	1,740
2009	13.396714	16.540743	23.47%	2,025
2008	20.172428	13.396714	-33.59%	1,940
2007	22.167952	20.172428	-9.00%	1,929
2006	19.296940	22.167952	14.88%	3,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.486340	27.415441	-3.76%	180
2014	28.877573	28.486340	-1.35%	290
2013	20.943650	28.877573	37.88%	896
2012	18.528870	20.943650	13.03%	2,014
2011	20.050607	18.528870	-7.59%	2,177
2010	16.353562	20.050607	22.61%	2,001
2009	12.400766	16.353562	31.88%	3,159
2008	20.506677	12.400766	-39.53%	2,306
2007	20.517363	20.506677	-0.05%	1,898
2006	18.714350	20.517363	9.63%	1,112
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.099002	20.835101	-1.25%	1,039
2014	19.234771	21.099002	9.69%	1,156
2013	14.991310	19.234771	28.31%	1,546
2012	13.423528	14.991310	11.68%	1,512
2011	13.631425	13.423528	-1.53%	1,462
2010	12.272429	13.631425	11.07%	2,496
2009	9.963734	12.272429	23.17%	4,366
2008	17.395702	9.963734	-42.72%	7,767
2007	16.437022	17.395702	5.83%	7,413
2006	14.774541	16.437022	11.25%	3,784
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.608279	12.594056	-7.45%	18
2014	10.786184	13.608279	26.16%	67
2013	10.706016	10.786184	0.75%	115
2012	9.442513	10.706016	13.38%	148
2011	9.068332	9.442513	4.13%	3,656
2010	7.120392	9.068332	27.36%	9,867
2009	5.561369	7.120392	28.03%	9,320
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.924670	12.798644	-0.98%	4,385
2014	11.651302	12.924670	10.93%	1,388
2013*	10.000000	11.651302	16.51%	95

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.126166	9.899874	-2.23%	12,579
2014	10.271556	10.126166	-1.42%	16,114
2013	10.459462	10.271556	-1.80%	19,486
2012	10.299643	10.459462	1.55%	22,563
2011	10.364036	10.299643	-0.62%	22,192
2010	10.315146	10.364036	0.47%	22,339
2009	9.816966	10.315146	5.07%	21,975
2008*	10.000000	9.816966	-1.83%	9,282
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.839721	11.980814	-6.69%	1,749
2014	12.518621	12.839721	2.56%	38
2013*	10.000000	12.518621	25.19%	35
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.361135	13.538346	-5.73%	3,480
2014	15.937803	14.361135	-9.89%	796
2013	13.528022	15.937803	17.81%	1,075
2012	11.534051	13.528022	17.29%	763
2011	13.425459	11.534051	-14.09%	620
2010	12.868657	13.425459	4.33%	1,537
2009*	10.000000	12.868657	28.69%	3,489
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.941211	9.770253	-1.72%	1,753
2014	10.072317	9.941211	-1.30%	4,914
2013	10.204455	10.072317	-1.29%	7,663
2012	9.944622	10.204455	2.61%	8,643
2011	10.107513	9.944622	-1.61%	7,955
2010	9.786068	10.107513	3.28%	7,938
2009	8.802463	9.786068	11.17%	8,603
2008	10.364868	8.802463	-15.07%	13,871
2007	10.085460	10.364868	2.77%	25,985
2006	9.865705	10.085460	2.23%	5,865
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	290
2010	12.835666	15.469905	20.52%	321
2009	9.955586	12.835666	28.93%	415
2008	16.759067	9.955586	-40.60%	418
2007	15.876667	16.759067	5.56%	5,284
2006	14.232977	15.876667	11.55%	732

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.446498	28.930786	1.70%	7
2014	28.413304	28.446498	0.12%	31
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
2008	23.584582	13.804815	-41.47%	0
2007	22.665556	23.584582	4.05%	0
2006	19.685210	22.665556	15.14%	1,934
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.965364	9.532405	-4.34%	0
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	1,916
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.997256	9.100433	1.15%	1,424
2014*	10.000000	8.997256	-10.03%	413
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.400745	22.657854	1.15%	2,190
2014	20.683395	22.400745	8.30%	2,848
2013	16.040777	20.683395	28.94%	1,854
2012	14.023013	16.040777	14.39%	2,432
2011	14.339142	14.023013	-2.20%	5,767
2010	12.619523	14.339142	13.63%	6,797
2009	10.050430	12.619523	25.56%	16,264
2008	16.693442	10.050430	-39.79%	16,331
2007	16.340170	16.693442	2.16%	14,338
2006	14.513743	16.340170	12.58%	11,245
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.954264	31.279259	-7.88%	302
2014	30.999060	33.954264	9.53%	731
2013	22.470720	30.999060	37.95%	802
2012	19.467057	22.470720	15.43%	1,312
2011	20.327750	19.467057	-4.23%	1,479
2010	16.838740	20.327750	20.72%	2,815
2009	12.539886	16.838740	34.28%	2,998
2008	20.619456	12.539886	-39.18%	3,782
2007	21.317808	20.619456	-3.28%	2,272
2006	18.951604	21.317808	12.49%	2,181
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.189853	11.000168	-1.70%	17,778
2014	11.321857	11.189853	-1.17%	12,899
2013	11.568009	11.321857	-2.13%	7,963
2012	11.151424	11.568009	3.74%	4,268
2011	11.253389	11.151424	-0.91%	2,128
2010	10.905794	11.253389	3.19%	6,156
2009*	10.000000	10.905794	9.06%	1,447
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.508572	10.343507	-1.57%	8,887
2014	10.283535	10.508572	2.19%	6,438
2013	10.702435	10.283535	-3.91%	6,413
2012	9.963663	10.702435	7.41%	5,728
2011*	10.000000	9.963663	-0.36%	3,496
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.651316	17.826685	-9.29%	0
2014	18.090304	19.651316	8.63%	0
2013	13.591425	18.090304	33.10%	0
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	188
2008	14.467322	8.700061	-39.86%	188
2007	15.697055	14.467322	-7.83%	188
2006	13.803856	15.697055	13.72%	322
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.592832	19.887558	-7.90%	0
2014	20.060905	21.592832	7.64%	0
2013	14.227952	20.060905	41.00%	247
2012	12.697532	14.227952	12.05%	0
2011	15.755217	12.697532	-19.41%	0
2010	13.294992	15.755217	18.50%	0
2009	8.268867	13.294992	60.78%	0
2008	13.386660	8.268867	-38.23%	0
2007	12.933390	13.386660	3.50%	0
2006	12.503574	12.933390	3.44%	136
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	2,235
2012	11.372924	14.614845	28.51%	2,236
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	431
2013	12.049215	11.751693	-2.47%	428
2012	11.249025	12.049215	7.11%	753
2011	10.878470	11.249025	3.41%	712
2010	10.377399	10.878470	4.83%	805
2009	9.671154	10.377399	7.30%	864
2008	11.009612	9.671154	-12.16%	2,590
2007	10.667339	11.009612	3.21%	4,065
2006	10.499491	10.667339	1.60%	99
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	789
2008	16.891896	14.088532	-16.60%	789
2007	16.185813	16.891896	4.36%	849
2006	14.889797	16.185813	8.70%	891
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.192336	-18.08%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.446886	21.385589	-4.73%	633
2014	23.319615	22.446886	-3.74%	772
2013	15.822984	23.319615	47.38%	1,678
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	82
2008	17.964756	10.445924	-41.85%	85
2007	17.474675	17.964756	2.80%	300
2006	15.233868	17.474675	14.71%	299
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.868914	30.392797	-7.53%	636
2014	30.769933	32.868914	6.82%	833
2013	22.800524	30.769933	34.95%	830
2012	19.629588	22.800524	16.15%	1,592
2011	21.908237	19.629588	-10.40%	2,057
2010	17.650383	21.908237	24.12%	4,710
2009	12.618626	17.650383	39.88%	1,888
2008	20.030494	12.618626	-37.00%	1,492
2007	20.123674	20.030494	-0.46%	0
2006	17.970616	20.123674	11.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.892289	12.328865	-4.37%	432
2014	12.728673	12.892289	1.29%	803
2013	14.184631	12.728673	-10.26%	3,546
2012	13.472357	14.184631	5.29%	3,692
2011	12.295411	13.472357	9.57%	7,183
2010	11.929218	12.295411	3.07%	17,360
2009	11.038864	11.929218	8.07%	18,754
2008	11.440148	11.038864	-3.51%	15,200
2007	10.657116	11.440148	7.35%	17,004
2006	10.698655	10.657116	-0.39%	8,236

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.245681	21.467330	-3.50%	1,757
2014	19.518511	22.245681	13.97%	3,784
2013	15.324475	19.518511	27.37%	6,301
2012	13.447730	15.324475	13.96%	7,451
2011	13.831236	13.447730	-2.77%	9,414
2010	11.856213	13.831236	16.66%	18,432
2009	9.315701	11.856213	27.27%	15,689
2008	12.585912	9.315701	-25.98%	14,500
2007	13.156741	12.585912	-4.34%	11,641
2006	11.160354	13.156741	17.89%	7,584
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.724339	-2.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.752264	-2.48%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	0
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.447778	31.073846	-4.23%	351
2014	31.480821	32.447778	3.07%	669
2013	22.816722	31.480821	37.97%	1,858
2012	20.106417	22.816722	13.48%	5,132
2011	20.390739	20.106417	-1.39%	6,320
2010	16.527358	20.390739	23.38%	7,244
2009	13.482033	16.527358	22.59%	442
2008	19.903666	13.482033	-32.26%	346
2007	20.435589	19.903666	-2.60%	0
2006	18.215806	20.435589	12.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.510032	23.251773	-1.10%	562
2014	21.199542	23.510032	10.90%	4,038
2013	16.416157	21.199542	29.14%	4,547
2012	14.499648	16.416157	13.22%	6,155
2011	14.551624	14.499648	-0.36%	12,504
2010	12.957235	14.551624	12.31%	16,147
2009	10.484318	12.957235	23.59%	22,648
2008	17.060175	10.484318	-38.55%	23,757
2007	16.574042	17.060175	2.93%	23,243
2006	14.671716	16.574042	12.97%	24,285
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.220085	20.241634	-4.61%	157
2014	20.071167	21.220085	5.72%	407
2013	16.941897	20.071167	18.47%	810
2012	15.689093	16.941897	7.99%	877
2011	14.714455	15.689093	6.62%	1,355
2010	13.044385	14.714455	12.80%	1,046
2009	10.884321	13.044385	19.85%	1,447
2008	15.795961	10.884321	-31.09%	1,417
2007	15.078643	15.795961	4.76%	2,238
2006	13.232899	15.078643	13.95%	5,765
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	2,966
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0
2006	15.463665	15.696762	1.51%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.888134	9.599118	-2.92%	0
2014	10.027409	9.888134	-1.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.406923	14.134437	-8.26%	0
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	1,084
2012	12.966617	13.987908	7.88%	1,084
2011	13.994934	12.966617	-7.35%	1,084
2010	12.630154	13.994934	10.81%	1,084
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.116623	12.804334	-2.38%	48
2014	12.923495	13.116623	1.49%	2,106
2013	13.082341	12.923495	-1.21%	2,364
2012	12.191501	13.082341	7.31%	7,706
2011	12.190654	12.191501	0.01%	8,994
2010	11.482091	12.190654	6.17%	15,455
2009	9.745985	11.482091	17.81%	25,801
2008	10.751903	9.745985	-9.36%	25,258
2007	10.430737	10.751903	3.08%	24,132
2006	10.236368	10.430737	1.90%	22,914
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.508393	14.150012	-2.47%	9,851
2014	14.198993	14.508393	2.18%	34,072
2013	12.793112	14.198993	10.99%	34,074
2012	11.693642	12.793112	9.40%	34,335
2011	11.976883	11.693642	-2.36%	34,546
2010	10.853307	11.976883	10.35%	46,011
2009	8.929952	10.853307	21.54%	64,147
2008	12.170952	8.929952	-26.63%	59,005
2007	11.449951	12.170952	6.30%	29,895
2006	10.656145	11.449951	7.45%	30,376
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.042833	14.681779	-2.40%	14,431
2014	14.667963	15.042833	2.56%	44,253
2013	12.936935	14.667963	13.38%	34,629
2012	11.669522	12.936935	10.86%	62,838
2011	12.050735	11.669522	-3.16%	99,356
2010	10.749898	12.050735	12.10%	112,673
2009	8.528856	10.749898	26.04%	138,860
2008	12.944625	8.528856	-34.11%	139,029
2007	12.006703	12.944625	7.81%	141,761
2006	10.961738	12.006703	9.53%	142,905

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.697732	15.310086	-2.47%	53,529
2014	15.284923	15.697732	2.70%	56,184
2013	12.839946	15.284923	19.04%	54,744
2012	11.369757	12.839946	12.93%	59,182
2011	11.933033	11.369757	-4.72%	60,548
2010	10.501446	11.933033	13.63%	62,134
2009	8.164651	10.501446	28.62%	62,284
2008	13.468509	8.164651	-39.38%	62,340
2007	12.367469	13.468509	8.90%	43,739
2006	11.169149	12.367469	10.73%	42,397
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.357623	12.710239	-22.30%	80
2014	19.124767	16.357623	-14.47%	80
2013	15.711387	19.124767	21.73%	80
2012	15.300242	15.711387	2.69%	81
2011	16.459815	15.300242	-7.04%	81
2010	14.088047	16.459815	16.84%	9,075
2009	9.736367	14.088047	44.70%	2,340
2008	21.779859	9.736367	-55.30%	1,718
2007	15.253319	21.779859	42.79%	1,047
2006	13.339408	15.253319	14.35%	741
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.865659	20.530551	-6.11%	5,110
2014	20.557336	21.865659	6.36%	7,225
2013	16.401790	20.557336	25.34%	7,126
2012	14.291310	16.401790	14.77%	8,097
2011	14.480127	14.291310	-1.30%	12,295
2010	12.850889	14.480127	12.68%	23,758
2009	10.090937	12.850889	27.35%	29,047
2008	17.997091	10.090937	-43.93%	26,811
2007	18.126350	17.997091	-0.71%	29,972
2006	15.413918	18.126350	17.60%	21,385
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.522829	24.656563	4.82%	2,611
2014	21.610653	23.522829	8.85%	2,767
2013	16.205978	21.610653	33.35%	3,143
2012	14.448071	16.205978	12.17%	1,796
2011	14.739601	14.448071	-1.98%	7,924
2010	12.136474	14.739601	21.45%	10,216
2009	9.672824	12.136474	25.47%	15,280
2008	18.723429	9.672824	-48.34%	17,147
2007	15.077970	18.723429	24.18%	32,466
2006	14.428718	15.077970	4.50%	7,903

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.328146	12.957186	-2.78%	8,668
2014	12.870188	13.328146	3.56%	18,015
2013	13.403317	12.870188	-3.98%	32,507
2012	12.945119	13.403317	3.54%	55,174
2011	12.334105	12.945119	4.95%	68,360
2010	11.696525	12.334105	5.45%	96,346
2009	10.330978	11.696525	13.22%	190,018
2008	10.914247	10.330978	-5.34%	186,213
2007	10.695648	10.914247	2.04%	201,317
2006	10.474496	10.695648	2.11%	95,073
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.013378	33.771382	-3.55%	2,249
2014	33.678383	35.013378	3.96%	4,887
2013	25.279972	33.678383	33.22%	8,386
2012	22.506390	25.279972	12.32%	10,274
2011	25.747562	22.506390	-12.59%	15,513
2010	20.423747	25.747562	26.07%	19,417
2009	14.904845	20.423747	37.03%	25,617
2008	25.171396	14.904845	-40.79%	24,839
2007	22.260345	25.171396	13.08%	27,970
2006	20.196810	22.260345	10.22%	27,893
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.868102	21.135613	1.28%	735
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.502307	28.004041	-5.08%	178
2014	28.249184	29.502307	4.44%	361
2013	22.130733	28.249184	27.65%	415
2012	17.764050	22.130733	24.58%	695
2011	19.916759	17.764050	-10.81%	704
2010	16.077894	19.916759	23.88%	1,124
2009	10.434236	16.077894	54.09%	3,402
2008	21.846573	10.434236	-52.24%	1,381
2007	21.133526	21.846573	3.37%	3,193
2006	18.578540	21.133526	13.75%	8,428

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	3,212
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.497013	13.211539	-8.87%	1,415
2014	14.132974	14.497013	2.58%	6,692
2013	12.650361	14.132974	11.72%	8,233
2012	11.453388	12.650361	10.45%	9,108
2011	11.408652	11.453388	0.39%	20,135
2010	10.326718	11.408652	10.48%	25,059
2009	7.767215	10.326718	32.95%	32,903
2008	11.261623	7.767215	-31.03%	33,358
2007	11.070887	11.261623	1.72%	25,291
2006*	10.000000	11.070887	10.71%	1,266
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.881409	22.561489	-5.53%	144
2014	22.402200	23.881409	6.60%	161
2013	17.617147	22.402200	27.16%	633
2012	16.048634	17.617147	9.77%	679
2011	15.440812	16.048634	3.94%	4,122
2010	13.052968	15.440812	18.29%	5,648
2009	11.344899	13.052968	15.06%	12,751
2008	15.872203	11.344899	-28.52%	14,817
2007	16.636787	15.872203	-4.60%	15,543
2006	14.486224	16.636787	14.85%	15,640
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.745576	27.919019	-9.19%	747
2014	31.179122	30.745576	-1.39%	2,555
2013	23.340627	31.179122	33.58%	4,852
2012	20.108351	23.340627	16.07%	11,698
2011	21.308778	20.108351	-5.63%	17,127
2010	16.948821	21.308778	25.72%	23,149
2009	13.383779	16.948821	26.64%	46,976
2008	20.379018	13.383779	-34.33%	453
2007	21.293406	20.379018	-4.29%	463
2006	18.563394	21.293406	14.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	2,697
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
2006	17.210388	20.494837	19.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.695951	9.097594	-6.17%	119
2014	9.710786	9.695951	-0.15%	1,828
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.714333	13.586966	-0.93%	556
2014	12.988097	13.714333	5.59%	1,811
2013	9.696880	12.988097	33.94%	1,900
2012*	10.000000	9.696880	-3.03%	3,827

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	1,669
2010	11.809328	12.583734	6.56%	749
2009*	10.000000	11.809328	18.09%	1,547
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.656668	10.685851	-8.33%	0
2014	11.666264	11.656668	-0.08%	0
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.507213	12.478277	-7.62%	0
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	15
2007	13.937940	15.070472	8.13%	14
2006	12.873580	13.937940	8.27%	108
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.742955	-2.57%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.040748	30.776024	9.75%	557
2014	26.365808	28.040748	6.35%	2,180
2013	20.544547	26.365808	28.33%	2,323
2012	16.917674	20.544547	21.44%	2,742
2011	18.540512	16.917674	-8.75%	4,649
2010	17.758387	18.540512	4.40%	6,010
2009	12.403817	17.758387	43.17%	5,328
2008	22.716955	12.403817	-45.40%	4,279
2007	16.958344	22.716955	33.96%	1,312
2006	15.849789	16.958344	6.99%	3,618

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.113205	14.480865	2.61%	0
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.927566	24.971763	-10.58%	0
2014	32.404704	27.927566	-13.82%	0
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.120689	38.966658	43.78%	0
2006	21.593269	31.120689	44.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.788982	12.270492	-4.05%	967
2014	14.100140	12.788982	-9.30%	1,056
2013	10.183068	14.100140	38.47%	982
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.316484	25.562297	-2.87%	3,225
2014	24.355034	26.316484	8.05%	8,027
2013	18.318495	24.355034	32.95%	17,688
2012	16.122926	18.318495	13.62%	39,606
2011	16.519974	16.122926	-2.40%	56,069
2010	15.149121	16.519974	9.05%	71,156
2009	12.617582	15.149121	20.06%	113,159
2008	19.133862	12.617582	-34.06%	17,731
2007	18.139026	19.133862	5.48%	19,053
2006	15.350871	18.139026	18.16%	29,368
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.539877	15.157397	4.25%	1,546
2014	14.662964	14.539877	-0.84%	1,697
2013	11.716593	14.662964	25.15%	2,740
2012	10.307925	11.716593	13.67%	513
2011	10.702750	10.307925	-3.69%	968
2010*	10.000000	10.702750	7.03%	1,019
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.690096	-3.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.725846	20.355923	-6.31%	4,172
2014	19.617821	21.725846	10.75%	7,422
2013	15.195144	19.617821	29.11%	9,911
2012	13.541825	15.195144	12.21%	15,803
2011	13.743741	13.541825	-1.47%	21,269
2010	12.387724	13.743741	10.95%	25,628
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.864243	13.727661	-0.99%	66,918
2014	13.467867	13.864243	2.94%	43,428
2013	11.141370	13.467867	20.88%	60,925
2012	9.820076	11.141370	13.46%	106,631
2011	9.922759	9.820076	-1.03%	140,396
2010	9.034298	9.922759	9.83%	146,250
2009	7.465869	9.034298	21.01%	129,880
2008	10.843154	7.465869	-31.15%	119,459
2007	10.420045	10.843154	4.06%	82,149
2006*	10.000000	10.420045	4.20%	30,484
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.126283	10.884112	-2.18%	77,287
2014	10.809399	11.126283	2.93%	53,697
2013	11.315634	10.809399	-4.47%	56,889
2012	10.995134	11.315634	2.91%	62,626
2011	10.606108	10.995134	3.67%	80,055
2010	10.205658	10.606108	3.92%	87,428
2009	9.280979	10.205658	9.96%	74,044
2008	10.502388	9.280979	-11.63%	74,409
2007	10.402195	10.502388	0.96%	33,449
2006*	10.000000	10.402195	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.663961	15.318758	4.47%	3,098
2014	14.686033	14.663961	-0.15%	4,411
2013	11.643199	14.686033	26.13%	5,261
2012	9.726901	11.643199	19.70%	4,090
2011	10.938302	9.726901	-11.07%	5,161
2010	10.023020	10.938302	9.13%	7,084
2009	7.218983	10.023020	38.84%	6,115
2008	11.998783	7.218983	-39.84%	6,103
2007	10.701461	11.998783	12.12%	1,353
2006*	10.000000	10.701461	7.01%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.022697	14.632935	4.35%	5,180
2014	13.234019	14.022697	5.96%	10,012
2013	10.413584	13.234019	27.08%	15,031
2012	9.046835	10.413584	15.11%	16,216
2011	9.680230	9.046835	-6.54%	21,380
2010	8.352911	9.680230	15.89%	33,708
2009	6.138425	8.352911	36.08%	29,233
2008	11.222723	6.138425	-45.30%	54,486
2007	10.229939	11.222723	9.70%	45,840
2006*	10.000000	10.229939	2.30%	29,708
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.816088	12.702711	-0.88%	71,261
2014	11.858170	12.816088	8.08%	55,665
2013	9.095307	11.858170	30.38%	59,944
2012	7.924459	9.095307	14.78%	83,535
2011	8.266547	7.924459	-4.14%	114,508
2010	7.597040	8.266547	8.81%	118,828
2009	5.928601	7.597040	28.14%	95,918
2008	9.762924	5.928601	-39.27%	90,342
2007*	10.000000	9.762924	-2.37%	33,065
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.114320	18.252878	-4.51%	0
2014	19.009644	19.114320	0.55%	0
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
2006	12.878087	13.966646	8.45%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.628957	21.658570	-8.34%	2,443
2014	22.124037	23.628957	6.80%	4,467
2013	16.676857	22.124037	32.66%	8,015
2012	14.393787	16.676857	15.86%	16,239
2011	15.063527	14.393787	-4.45%	21,422
2010	13.307463	15.063527	13.20%	27,286
2009	10.581010	13.307463	25.77%	27,189
2008	17.189769	10.581010	-38.45%	32,780
2007	18.002842	17.189769	-4.52%	94,666
2006	15.887753	18.002842	13.31%	76,536
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.084585	10.676966	-3.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	1,060
2011	8.631396	7.476887	-13.38%	1,123
2010	7.629139	8.631396	13.14%	1,043
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.493622	14.151526	-2.36%	3,985
2014	13.376068	14.493622	8.35%	12,326
2013	9.846058	13.376068	35.85%	25,862
2012	9.016009	9.846058	9.21%	63,005
2011	9.505383	9.016009	-5.15%	82,095
2010	7.845689	9.505383	21.15%	102,067
2009	6.095623	7.845689	28.71%	221,781
2008*	10.000000	6.095623	-39.04%	263,461
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	1
2011	9.037008	8.295902	-8.20%	70
2010	8.017520	9.037008	12.72%	493
2009	6.329119	8.017520	26.68%	1,127
2008*	10.000000	6.329119	-36.71%	1,605
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.143745	11.780796	-2.99%	505
2014	11.874946	12.143745	2.26%	65,242
2013	10.562844	11.874946	12.42%	110,911
2012	9.700454	10.562844	8.89%	131,239
2011	10.027838	9.700454	-3.26%	258,171
2010	9.263244	10.027838	8.25%	305,681
2009	7.884632	9.263244	17.48%	123,450
2008*	10.000000	7.884632	-21.15%	67,713
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	34,906
2013	10.140761	12.055552	18.88%	62,846
2012	9.101244	10.140761	11.42%	63,180
2011	9.613325	9.101244	-5.33%	78,148
2010	8.723627	9.613325	10.20%	139,819
2009	7.165610	8.723627	21.74%	19,921
2008*	10.000000	7.165610	-28.34%	19,921

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.448690	11.143052	-2.67%	14,415
2014	11.299369	11.448690	1.32%	31,646
2013	10.982338	11.299369	2.89%	34,145
2012	10.419919	10.982338	5.40%	91,248
2011	10.478811	10.419919	-0.56%	94,652
2010	10.006663	10.478811	4.72%	72,940
2009	9.029915	10.006663	10.82%	52,183
2008*	10.000000	9.029915	-9.70%	52,183
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.272399	11.904805	-3.00%	71,516
2014	11.969453	12.272399	2.53%	124,129
2013	10.362445	11.969453	15.51%	122,516
2012	9.405547	10.362445	10.17%	103,191
2011	9.821305	9.405547	-4.23%	164,601
2010	8.993867	9.821305	9.20%	178,661
2009	7.521865	8.993867	19.57%	40,036
2008*	10.000000	7.521865	-24.78%	27,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.308708	11.886699	-3.43%	7,869
2014	12.005828	12.308708	2.52%	8,613
2013	9.852628	12.005828	21.85%	125,462
2012	8.769858	9.852628	12.35%	370,106
2011	9.382225	8.769858	-6.53%	416,830
2010	8.444619	9.382225	11.10%	430,609
2009	6.804125	8.444619	24.11%	5,757
2008*	10.000000	6.804125	-31.96%	5,726
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.970472	11.612009	-2.99%	32,721
2014	11.729710	11.970472	2.05%	26,719
2013	10.754332	11.729710	9.07%	41,729
2012	9.967594	10.754332	7.89%	43,846
2011	10.192952	9.967594	-2.21%	29,323
2010	9.534297	10.192952	6.91%	39,678
2009	8.262967	9.534297	15.39%	5,715
2008*	10.000000	8.262967	-17.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.804603	11.472487	-2.81%	3,958
2014	11.501237	11.804603	2.64%	9,664
2013	11.985097	11.501237	-4.04%	18,446
2012	11.373008	11.985097	5.38%	19,041
2011	10.917498	11.373008	4.17%	29,221
2010	10.427791	10.917498	4.70%	40,921
2009	9.793750	10.427791	6.47%	81,588
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	448
2013	12.952001	12.439242	-3.96%	1,215
2012	12.332403	12.952001	5.02%	1,145
2011	11.859763	12.332403	3.99%	1,064
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.798079	23.652550	-17.87%	38
2014	31.156320	28.798079	-7.57%	38
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	289
2009	19.997995	31.978626	59.91%	290
2008	48.482892	19.997995	-58.75%	290
2007	34.059656	48.482892	42.35%	290
2006	25.481383	34.059656	33.66%	291
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.253042	12.001029	-2.06%	6,918
2014	11.950681	12.253042	2.53%	17,802
2013	12.703573	11.950681	-5.93%	31,810
2012	12.572529	12.703573	1.04%	52,433
2011	11.954538	12.572529	5.17%	62,072
2010	11.635860	11.954538	2.74%	87,764
2009	11.556553	11.635860	0.69%	182,046
2008	10.941692	11.556553	5.62%	233,536
2007	10.414910	10.941692	5.06%	193,230
2006	10.278047	10.414910	1.33%	100,222

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	628
2013	7.621717	8.785622	15.27%	1,599
2012	6.746396	7.621717	12.97%	1,630
2011	7.644830	6.746396	-11.75%	1,752
2010	6.899575	7.644830	10.80%	1,542
2009	5.435866	6.899575	26.93%	1,606
2008*	10.000000	5.435866	-45.64%	468
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	110
2013	8.515928	10.104360	18.65%	132
2012	7.347534	8.515928	15.90%	171
2011	8.598280	7.347534	-14.55%	188
2010	8.165074	8.598280	5.31%	881
2009	6.475014	8.165074	26.10%	850
2008	11.604467	6.475014	-44.20%	356
2007	10.820602	11.604467	7.24%	169
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.002243	22.328548	-2.93%	45,560
2014	22.345704	23.002243	2.94%	149,516
2013	17.909927	22.345704	24.77%	214,190
2012	15.760488	17.909927	13.64%	257,786
2011	16.731092	15.760488	-5.80%	377,395
2010	14.885937	16.731092	12.40%	390,513
2009	11.935003	14.885937	24.73%	464,069
2008	19.273993	11.935003	-38.08%	496,935
2007	18.553909	19.273993	3.88%	509,009
2006	16.190743	18.553909	14.60%	537,916
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.966448	14.649101	-2.12%	24,274
2014	14.594888	14.966448	2.55%	5,558
2013	13.123412	14.594888	11.21%	4,620
2012	12.236480	13.123412	7.25%	1,627
2011	12.369869	12.236480	-1.08%	4,382
2010	11.488255	12.369869	7.67%	4,385
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	5,656
2013	14.144874	16.572851	17.17%	77,023
2012	12.852412	14.144874	10.06%	97,053
2011	13.231289	12.852412	-2.86%	89,138
2010	12.045182	13.231289	9.85%	107,514
2009*	10.000000	12.045182	20.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.343536	13.117976	-1.69%	11,159
2014	13.099296	13.343536	1.86%	7,803
2013	12.744055	13.099296	2.79%	2,203
2012	12.358508	12.744055	3.12%	29,594
2011	12.244822	12.358508	0.93%	24,523
2010	11.793354	12.244822	3.83%	29,115
2009	11.026204	11.793354	6.96%	11,131
2008	11.966235	11.026204	-7.86%	14,682
2007	11.582248	11.966235	3.32%	9,168
2006	11.126126	11.582248	4.10%	15,683
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.363639	17.945268	-2.28%	107,678
2014	17.806277	18.363639	3.13%	158,769
2013	15.571226	17.806277	14.35%	302,639
2012	14.332048	15.571226	8.65%	357,788
2011	14.622383	14.332048	-1.99%	436,784
2010	13.445621	14.622383	8.75%	521,154
2009	11.510438	13.445621	16.81%	647,438
2008	15.285064	11.510438	-24.69%	681,338
2007	14.755622	15.285064	3.59%	734,429
2006	13.513991	14.755622	9.19%	560,914
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.061472	20.500037	-2.67%	19,154
2014	20.465842	21.061472	2.91%	126,654
2013	17.056007	20.465842	19.99%	277,263
2012	15.291798	17.056007	11.54%	729,667
2011	15.934161	15.291798	-4.03%	916,291
2010	14.402396	15.934161	10.64%	1,075,707
2009	11.808455	14.402396	21.97%	1,224,924
2008	17.554065	11.808455	-32.73%	1,411,485
2007	16.867668	17.554065	4.07%	1,436,381
2006	15.018394	16.867668	12.31%	1,294,599

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.924497	15.609193	-1.98%	41,823
2014	15.506288	15.924497	2.70%	40,752
2013	14.312546	15.506288	8.34%	36,972
2012	13.511552	14.312546	5.93%	68,208
2011	13.501187	13.511552	0.08%	83,577
2010	12.688935	13.501187	6.40%	72,975
2009	11.296366	12.688935	12.33%	96,076
2008	13.561316	11.296366	-16.70%	121,769
2007	13.066840	13.561316	3.78%	136,760
2006	12.290759	13.066840	6.31%	141,640
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.619027	22.219702	2.78%	3,677
2014	20.309979	21.619027	6.45%	9,187
2013	15.198751	20.309979	33.63%	20,000
2012	13.090219	15.198751	16.11%	25,506
2011	13.691636	13.090219	-4.39%	39,597
2010	12.867835	13.691636	6.40%	52,399
2009*	10.000000	12.867835	28.68%	162
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.204971	30.776705	-4.43%	910
2014	30.017686	32.204971	7.29%	1,853
2013	23.010003	30.017686	30.45%	1,963
2012	19.977903	23.010003	15.18%	4,556
2011	20.906373	19.977903	-4.44%	5,129
2010	16.894982	20.906373	23.74%	8,463
2009	12.599854	16.894982	34.09%	10,001
2008	20.226044	12.599854	-37.70%	9,154
2007	19.180528	20.226044	5.45%	10,574
2006	17.800600	19.180528	7.75%	17,127
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.204747	9.025259	-1.95%	4,825
2014	9.387808	9.204747	-1.95%	23,018
2013	9.574509	9.387808	-1.95%	27,646
2012	9.765449	9.574509	-1.96%	28,016
2011	9.959114	9.765449	-1.94%	35,033
2010	10.157162	9.959114	-1.95%	46,079
2009	10.354819	10.157162	-1.91%	97,387
2008	10.348233	10.354819	0.06%	119,545
2007	10.072432	10.348233	2.74%	74,985
2006	9.827008	10.072432	2.50%	34,701

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.481429	13.788618	-4.78%	4,267
2014	14.217275	14.481429	1.86%	4,624
2013	14.664939	14.217275	-3.05%	6,500
2012	13.325004	14.664939	10.06%	4,880
2011	12.875031	13.325004	3.49%	5,458
2010	11.873865	12.875031	8.43%	4,429
2009	9.736227	11.873865	21.96%	3,414
2008	12.005886	9.736227	-18.90%	4,883
2007	11.704613	12.005886	2.57%	3,715
2006	11.385869	11.704613	2.80%	569
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.373896	10.104996	-2.59%	4,922
2014	10.725252	10.373896	-3.28%	14,021
2013	9.034304	10.725252	18.72%	31,116
2012	7.976413	9.034304	13.26%	80,595
2011	9.000995	7.976413	-11.38%	96,675
2010	8.066282	9.000995	11.59%	109,386
2009	6.044248	8.066282	33.45%	210,262
2008*	10.000000	6.044248	-39.56%	229,329
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.627548	13.575542	-7.19%	2,344
2014	16.516926	14.627548	-11.44%	2,279
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.849379	14.004290	1.12%	2,144
2014	12.823434	13.849379	8.00%	7,160
2013	9.729903	12.823434	31.79%	16,423
2012	8.544698	9.729903	13.87%	35,428
2011	9.005380	8.544698	-5.12%	56,432
2010	7.961577	9.005380	13.11%	70,850
2009	6.277357	7.961577	26.83%	136,058
2008*	10.000000	6.277357	-37.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.146474	12.447110	-5.32%	212
2014	12.162131	13.146474	8.09%	369
2013	9.186203	12.162131	32.40%	406
2012	7.967675	9.186203	15.29%	2,342
2011	8.653032	7.967675	-7.92%	3,767
2010	7.827338	8.653032	10.55%	4,487
2009	6.265525	7.827338	24.93%	7,108
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.875771	13.558135	-2.29%	6,093
2014	13.644232	13.875771	1.70%	11,029
2013	10.039569	13.644232	35.90%	24,010
2012	8.931698	10.039569	12.40%	44,095
2011	9.533309	8.931698	-6.31%	67,039
2010	7.687878	9.533309	24.00%	79,964
2009	6.188086	7.687878	24.24%	147,239
2008*	10.000000	6.188086	-38.12%	82,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.690140	15.892422	-4.78%	2,695
2014	14.546263	16.690140	14.74%	5,790
2013	10.934308	14.546263	33.03%	17,531
2012	9.585454	10.934308	14.07%	43,481
2011	10.008039	9.585454	-4.22%	55,772
2010	8.531911	10.008039	17.30%	67,646
2009	6.669444	8.531911	27.93%	130,823
2008*	10.000000	6.669444	-33.31%	170,057
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.358593	21.052971	-1.43%	786
2014	21.244174	21.358593	0.54%	869
2013	15.051287	21.244174	41.15%	804
2012	13.574086	15.051287	10.88%	1,090
2011	13.963762	13.574086	-2.79%	1,249
2010	11.383451	13.963762	22.67%	1,122
2009	9.128209	11.383451	24.71%	1,200
2008	17.414054	9.128209	-47.58%	1,056
2007	16.221203	17.414054	7.35%	149
2006	16.063452	16.221203	0.98%	13

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.125237	29.517622	-8.12%	78
2014	30.688022	32.125237	4.68%	80
2013	22.351848	30.688022	37.30%	78
2012	18.949634	22.351848	17.95%	61
2011	20.440477	18.949634	-7.29%	74
2010	16.482865	20.440477	24.01%	259
2009	13.356635	16.482865	23.41%	264
2008	20.122351	13.356635	-33.62%	309
2007	22.124258	20.122351	-9.05%	2,380
2006	19.268704	22.124258	14.82%	7,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.314416	27.236083	-3.81%	0
2014	28.717928	28.314416	-1.41%	0
2013	20.838481	28.717928	37.81%	253
2012	18.445249	20.838481	12.97%	291
2011	19.970280	18.445249	-7.64%	344
2010	16.296331	19.970280	22.54%	325
2009	12.363666	16.296331	31.81%	2,268
2008	20.455785	12.363666	-39.56%	12,791
2007	20.476947	20.455785	-0.10%	11,905
2006	18.686979	20.476947	9.58%	17,664
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.971602	20.698736	-1.30%	3,402
2014	19.128379	20.971602	9.64%	8,350
2013	14.915989	19.128379	28.24%	18,409
2012	13.362918	14.915989	11.62%	40,233
2011	13.576782	13.362918	-1.58%	54,992
2010	12.229463	13.576782	11.02%	68,176
2009	9.933923	12.229463	23.11%	142,532
2008	17.352525	9.933923	-42.75%	186,604
2007	16.404635	17.352525	5.78%	159,985
2006	14.752925	16.404635	11.20%	110,248
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.562081	12.544898	-7.50%	170
2014	10.755035	13.562081	26.10%	170
2013	10.680542	10.755035	0.70%	171
2012	9.424859	10.680542	13.32%	171
2011	9.055986	9.424859	4.07%	171
2010	7.114320	9.055986	27.29%	5,053
2009	5.559464	7.114320	27.97%	172
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.091776	9.861228	-2.28%	5,222
2014	10.241887	10.091776	-1.47%	8,982
2013	10.434583	10.241887	-1.85%	7,775
2012	10.280398	10.434583	1.50%	8,727
2011	10.349954	10.280398	-0.67%	8,908
2010	10.306389	10.349954	0.42%	11,235
2009	9.813634	10.306389	5.02%	11,864
2008*	10.000000	9.813634	-1.86%	2,323
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.828800	11.964520	-6.74%	0
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.319716	13.492419	-5.78%	6,216
2014	15.899946	14.319716	-9.94%	12,900
2013	13.502774	15.899946	17.75%	23,403
2012	11.518399	13.502774	17.23%	58,825
2011	13.414082	11.518399	-14.13%	70,954
2010	12.864296	13.414082	4.27%	75,026
2009*	10.000000	12.864296	28.64%	160,893
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.881184	9.706292	-1.77%	3,822
2014	10.016598	9.881184	-1.35%	9,912
2013	10.153185	10.016598	-1.35%	11,831
2012	9.899724	10.153185	2.56%	18,158
2011	10.066997	9.899724	-1.66%	28,859
2010	9.751814	10.066997	3.23%	45,544
2009	8.776128	9.751814	11.12%	82,296
2008	10.339136	8.776128	-15.12%	167,687
2007	10.065578	10.339136	2.72%	175,388
2006	9.851254	10.065578	2.18%	75,629
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.268227	22.708715	-2.40%	866
2014	21.498966	23.268227	8.23%	1,426
2013	15.934428	21.498966	34.92%	2,685
2012	14.644211	15.934428	8.81%	2,725
2011	15.409556	14.644211	-4.97%	4,179
2010	12.792100	15.409556	20.46%	11,450
2009	9.926852	12.792100	28.86%	4,953
2008	16.719252	9.926852	-40.63%	7,543
2007	15.847072	16.719252	5.50%	190,120
2006	14.213670	15.847072	11.49%	129,598

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.274821	28.741527	1.65%	0
2014	28.256219	28.274821	0.07%	0
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	10
2008	23.526051	13.763518	-41.50%	29
2007	22.620904	23.526051	4.00%	44
2006	19.656415	22.620904	15.08%	60
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.954297	9.516953	-4.39%	0
2014	9.905471	9.954297	0.49%	2,369
2013	10.139690	9.905471	-2.31%	2,643
2012*	10.000000	10.139690	1.40%	2,911
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.265508	22.509595	1.10%	3,220
2014	20.569009	22.265508	8.25%	8,596
2013	15.960199	20.569009	28.88%	20,704
2012	13.959700	15.960199	14.33%	45,291
2011	14.281674	13.959700	-2.25%	60,760
2010	12.575351	14.281674	13.57%	73,018
2009	10.020365	12.575351	25.50%	137,835
2008	16.652019	10.020365	-39.82%	158,132
2007	16.307973	16.652019	2.11%	138,032
2006	14.492509	16.307973	12.53%	113,309
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.749328	31.074615	-7.93%	484
2014	30.827666	33.749328	9.48%	1,226
2013	22.357865	30.827666	37.88%	1,316
2012	19.379189	22.357865	15.37%	1,015
2011	20.246317	19.379189	-4.28%	1,244
2010	16.779833	20.246317	20.66%	2,335
2009	12.502392	16.779833	34.21%	1,937
2008	20.568311	12.502392	-39.22%	46,284
2007	21.275840	20.568311	-3.33%	29,357
2006	18.923917	21.275840	12.43%	19,960
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.157555	10.962826	-1.75%	8,032
2014	11.294935	11.157555	-1.22%	12,110
2013	11.546390	11.294935	-2.18%	21,171
2012	11.136275	11.546390	3.68%	26,463
2011	11.243820	11.136275	-0.96%	28,979
2010	10.902078	11.243820	3.13%	36,052
2009*	10.000000	10.902078	9.02%	67,020
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.488961	10.318944	-1.62%	4,131
2014	10.269571	10.488961	2.14%	4,506
2013	10.693354	10.269571	-3.96%	4,683
2012	9.960299	10.693354	7.36%	1,572
2011*	10.000000	9.960299	-0.40%	1,560
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.534772	17.711932	-9.33%	0
2014	17.992194	19.534772	8.57%	0
2013	13.524605	17.992194	33.03%	0
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	125
2006	13.785121	15.667777	13.66%	126
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.464695	19.759452	-7.94%	0
2014	19.952026	21.464695	7.58%	0
2013	14.157940	19.952026	40.92%	0
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.713887	30.562098	10.28%	0
2014	21.539315	27.713887	28.67%	0
2013	14.595017	21.539315	47.58%	0
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	552
2012	11.199459	11.990000	7.06%	3,988
2011	10.836056	11.199459	3.35%	4,615
2010	10.342210	10.836056	4.78%	6,074
2009	9.643273	10.342210	7.25%	7,632
2008	10.983472	9.643273	-12.20%	105,230
2007	10.647467	10.983472	3.16%	145,045
2006	10.485262	10.647467	1.55%	78,074
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
2006	14.867089	16.152914	8.65%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.189545	-18.10%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.331284	21.264601	-4.78%	0
2014	23.211348	22.331284	-3.79%	0
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	407
2011	15.926844	14.898983	-6.45%	449
2010	12.812951	15.926844	24.30%	1,826
2009	8.560950	12.812951	49.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	259
2008	17.920145	10.414647	-41.88%	1,256
2007	17.440215	17.920145	2.75%	1,200
2006	15.211551	17.440215	14.65%	1,248
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.670414	30.193849	-7.58%	0
2014	30.599720	32.670414	6.77%	0
2013	22.685955	30.599720	34.88%	220
2012	19.540947	22.685955	16.09%	353
2011	21.820428	19.540947	-10.45%	493
2010	17.588597	21.820428	24.06%	480
2009	12.580856	17.588597	39.80%	294
2008	19.980747	12.580856	-37.04%	0
2007	20.083994	19.980747	-0.51%	0
2006	17.944309	20.083994	11.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	3,449
2011	12.245336	13.410674	9.52%	8,395
2010	11.886696	12.245336	3.02%	6,115
2009	11.005130	11.886696	8.01%	11,689
2008	11.411009	11.005130	-3.56%	12,384
2007	10.635425	11.411009	7.29%	4,584
2006	10.682311	10.635425	-0.44%	13,829

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	252
2007	17.329481	16.907376	-2.44%	237
2006	15.137022	17.329481	14.48%	304
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.136312	21.350886	-3.55%	0
2014	19.432451	22.136312	13.91%	0
2013	15.264684	19.432451	27.30%	1,234
2012	13.402114	15.264684	13.90%	2,578
2011	13.791333	13.402114	-2.82%	3,028
2010	11.828022	13.791333	16.60%	5,170
2009	9.298292	11.828022	27.21%	6,126
2008	12.568812	9.298292	-26.02%	8,362
2007	13.145612	12.568812	-4.39%	7,241
2006	11.156580	13.145612	17.83%	3,250
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	2,186
2010	12.014804	12.923966	7.57%	1,084
2009*	10.000000	12.014804	20.15%	850
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.748940	-2.51%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.251852	30.870456	-4.28%	262
2014	31.306695	32.251852	3.02%	335
2013	22.702082	31.306695	37.90%	944
2012	20.015618	22.702082	13.42%	1,605
2011	20.308990	20.015618	-1.44%	2,256
2010	16.469490	20.308990	23.31%	4,575
2009	13.441686	16.469490	22.53%	0
2008	19.854246	13.441686	-32.30%	0
2007	20.395311	19.854246	-2.65%	0
2006	18.189148	20.395311	12.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	312
2012	14.434186	16.333683	13.16%	529
2011	14.493289	14.434186	-0.41%	566
2010	12.911867	14.493289	12.25%	3,119
2009	10.452937	12.911867	23.52%	7,512
2008	17.017813	10.452937	-38.58%	7,963
2007	16.541374	17.017813	2.88%	8,029
2006	14.650249	16.541374	12.91%	8,342
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	505
2012	15.618215	16.856739	7.93%	855
2011	14.655453	15.618215	6.57%	9,636
2010	12.998709	14.655453	12.75%	2,002
2009	10.851741	12.998709	19.78%	2,737
2008	15.756723	10.851741	-31.13%	3,140
2007	15.048908	15.756723	4.70%	3,143
2006	13.213518	15.048908	13.89%	3,145
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0
2006	15.441047	15.665831	1.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.313850	14.041878	-8.31%	0
2014	15.837147	15.313850	-3.30%	0
2013	13.917604	15.837147	13.79%	0
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	70
2007	15.312158	16.450925	7.44%	75
2006	13.494105	15.312158	13.47%	104
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	1,469
2009	9.716829	11.441913	17.75%	3,238
2008	10.725195	9.716829	-9.40%	3,767
2007	10.410154	10.725195	3.03%	4,160
2006	10.221367	10.410154	1.85%	4,935
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	13,879
2010	10.827476	11.942285	10.30%	75,528
2009	8.913255	10.827476	21.48%	83,449
2008	12.154417	8.913255	-26.67%	87,619
2007	11.440257	12.154417	6.24%	89,016
2006	10.652543	11.440257	7.39%	76,339
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.968878	14.602141	-2.45%	1,775
2014	14.603300	14.968878	2.50%	12,155
2013	12.886464	14.603300	13.32%	12,157
2012	11.629948	12.886464	10.80%	24,192
2011	12.015974	11.629948	-3.21%	24,195
2010	10.724355	12.015974	12.04%	25,568
2009	8.512922	10.724355	25.98%	50,190
2008	12.927048	8.512922	-34.15%	56,606
2007	11.996552	12.927048	7.76%	56,881
2006	10.958037	11.996552	9.48%	59,824

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.620484	15.226975	-2.52%	0
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
2010	10.476459	11.898578	13.57%	5,000
2009	8.149378	10.476459	28.56%	5,530
2008	13.450189	8.149378	-39.41%	5,533
2007	12.356992	13.450189	8.85%	5,525
2006	11.165376	12.356992	10.67%	5,527
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.277112	12.641213	-22.34%	0
2014	19.040356	16.277112	-14.51%	0
2013	15.650026	19.040356	21.66%	2,247
2012	15.248274	15.650026	2.63%	2,444
2011	16.412262	15.248274	-7.09%	2,350
2010	14.054514	16.412262	16.78%	4,754
2009	9.718154	14.054514	44.62%	5,110
2008	21.750264	9.718154	-55.32%	5,022
2007	15.240404	21.750264	42.71%	2,856
2006	13.334901	15.240404	14.29%	3,310
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.733564	20.396102	-6.15%	489
2014	20.443580	21.733564	6.31%	458
2013	16.319340	20.443580	25.27%	485
2012	14.226743	16.319340	14.71%	0
2011	14.422051	14.226743	-1.35%	891
2010	12.805864	14.422051	12.62%	11,756
2009	10.060711	12.805864	27.29%	13,421
2008	17.952378	10.060711	-43.96%	18,901
2007	18.090595	17.952378	-0.76%	27,352
2006	15.391340	18.090595	17.54%	26,813
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.380750	24.495145	4.77%	105
2014	21.491087	23.380750	8.79%	106
2013	16.124534	21.491087	33.28%	116
2012	14.382815	16.124534	12.11%	949
2011	14.680492	14.382815	-2.03%	1,938
2010	12.093964	14.680492	21.39%	2,089
2009	9.643854	12.093964	25.41%	2,258
2008	18.676923	9.643854	-48.36%	3,778
2007	15.048226	18.676923	24.11%	5,484
2006	14.407585	15.048226	4.45%	3,424

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.247709	12.872430	-2.83%	10,311
2014	12.799039	13.247709	3.51%	10,922
2013	13.336017	12.799039	-4.03%	19,555
2012	12.886699	13.336017	3.49%	20,249
2011	12.284691	12.886699	4.90%	60,110
2010	11.655600	12.284691	5.40%	136,818
2009	10.300077	11.655600	13.16%	282,673
2008	10.887139	10.300077	-5.39%	265,302
2007	10.674560	10.887139	1.99%	317,249
2006	10.459156	10.674560	2.06%	179,075
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.801933	33.550316	-3.60%	183
2014	33.492090	34.801933	3.91%	428
2013	25.152950	33.492090	33.15%	1,570
2012	22.404753	25.152950	12.27%	1,603
2011	25.644353	22.404753	-12.63%	2,832
2010	20.352237	25.644353	26.00%	7,820
2009	14.860226	20.352237	36.96%	15,966
2008	25.108879	14.860226	-40.82%	19,514
2007	22.216447	25.108879	13.02%	17,923
2006	20.167250	22.216447	10.16%	15,979
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.742119	20.997299	1.23%	0
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0
2006	19.039399	21.975993	15.42%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	431
2010	16.021586	19.836895	23.81%	431
2009	10.403005	16.021586	54.01%	2,260
2008	21.792351	10.403005	-52.26%	2,260
2007	21.091888	21.792351	3.32%	2,260
2006	18.551354	21.091888	13.69%	3,270

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	1,413
2009	6.566886	8.382437	27.65%	1,413
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	4,538
2013	12.607377	14.077774	11.66%	8,138
2012	11.420312	12.607377	10.39%	7,851
2011	11.381495	11.420312	0.34%	8,053
2010	10.307392	11.381495	10.42%	9,216
2009	7.756633	10.307392	32.88%	11,944
2008	11.252036	7.756633	-31.06%	13,615
2007	11.067139	11.252036	1.67%	15,654
2006*	10.000000	11.067139	10.67%	8,432
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	219
2013	17.528600	22.278240	27.10%	219
2012	15.976137	17.528600	9.72%	362
2011	15.378887	15.976137	3.88%	1,184
2010	13.007255	15.378887	18.23%	4,936
2009	11.310939	13.007255	15.00%	7,510
2008	15.832786	11.310939	-28.56%	9,332
2007	16.603985	15.832786	-4.64%	9,999
2006	14.465009	16.603985	14.79%	16,692
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.559886	27.736252	-9.24%	1,492
2014	31.006643	30.559886	-1.44%	871
2013	23.223340	31.006643	33.52%	1,941
2012	20.017536	23.223340	16.01%	3,369
2011	21.223345	20.017536	-5.68%	11,635
2010	16.889459	21.223345	25.66%	24,966
2009	13.343704	16.889459	26.57%	59,336
2008	20.328398	13.343704	-34.36%	3,363
2007	21.251414	20.328398	-4.34%	2,001
2006	18.536218	21.251414	14.65%	6,538
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.546087	18.827701	-8.36%	0
2014	23.591756	20.546087	-12.91%	0
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
2008	23.141396	13.520894	-41.57%	0
2007	20.454471	23.141396	13.14%	0
2006	17.185226	20.454471	19.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	4,396
2013	9.599394	13.151264	37.00%	4,657
2012*	10.000000	9.599394	-4.01%	4,989
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.695620	13.561506	-0.98%	0
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	269

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	353
2012	11.434104	13.353591	16.79%	353
2011	12.573051	11.434104	-9.06%	354
2010	11.805310	12.573051	6.50%	3,050
2009*	10.000000	11.805310	18.05%	4,104
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	105
2008	15.033046	12.366211	-17.74%	296
2007	13.910453	15.033046	8.07%	354
2006	12.854723	13.910453	8.21%	361
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.739634	-2.60%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.871410	30.574576	9.70%	0
2014	26.219945	27.871410	6.30%	0
2013	20.441302	26.219945	28.27%	638
2012	16.841270	20.441302	21.38%	638
2011	18.466169	16.841270	-8.80%	5,672
2010	17.696209	18.466169	4.35%	2,783
2009	12.366694	17.696209	43.10%	2,345
2008	22.660553	12.366694	-45.43%	2,612
2007	16.924911	22.660553	33.89%	239
2006	15.826592	16.924911	6.94%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.093946	14.453724	2.55%	0
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	53
2012	25.942858	28.773624	10.91%	1,949
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	31.059367	38.869952	43.71%	0
2006	21.561672	31.059367	44.05%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.771610	12.247576	-4.10%	233
2014	14.088176	12.771610	-9.35%	235
2013	10.179611	14.088176	38.40%	208
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.157500	25.394899	-2.92%	4,341
2014	24.220258	26.157500	8.00%	2,767
2013	18.226412	24.220258	32.89%	7,625
2012	16.050085	18.226412	13.56%	10,595
2011	16.453716	16.050085	-2.45%	38,326
2010	15.096050	16.453716	8.99%	82,913
2009	12.579805	15.096050	20.00%	131,874
2008	19.086329	12.579805	-34.09%	9,873
2007	18.103254	19.086329	5.43%	9,974
2006	15.328391	18.103254	18.10%	7,491
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.505331	15.113680	4.19%	375
2014	14.635577	14.505331	-0.89%	378
2013	11.700669	14.635577	25.08%	375
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	1,184
2010*	10.000000	10.699132	6.99%	2,034
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.686323	-3.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	1,129
2013	15.166777	19.571224	29.04%	1,279
2012	13.523452	15.166777	12.15%	3,557
2011	13.732077	13.523452	-1.52%	4,897
2010	12.383510	13.732077	10.89%	9,817
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.803048	13.660106	-1.04%	64,743
2014	13.415262	13.803048	2.89%	75,658
2013	11.103511	13.415262	20.82%	87,894
2012	9.791710	11.103511	13.40%	67,524
2011	9.899139	9.791710	-1.09%	81,751
2010	9.017389	9.899139	9.78%	73,637
2009	7.455703	9.017389	20.95%	53,647
2008	10.833923	7.455703	-31.18%	49,517
2007	10.416519	10.833923	4.01%	37,407
2006*	10.000000	10.416519	4.17%	28,976
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.077207	10.830583	-2.23%	67,252
2014	10.767219	11.077207	2.88%	77,285
2013	11.277224	10.767219	-4.52%	86,593
2012	10.963430	11.277224	2.86%	52,592
2011	10.580908	10.963430	3.62%	57,017
2010	10.186610	10.580908	3.87%	51,530
2009	9.268369	10.186610	9.91%	26,073
2008	10.493465	9.268369	-11.67%	23,564
2007	10.398680	10.493465	0.91%	9,341
2006*	10.000000	10.398680	3.99%	766
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.599258	15.243379	4.41%	291
2014	14.628691	14.599258	-0.20%	298
2013	11.603661	14.628691	26.07%	790
2012	9.698831	11.603661	19.64%	1,099
2011	10.912299	9.698831	-11.12%	1,155
2010	10.004291	10.912299	9.08%	2,753
2009	7.209163	10.004291	38.77%	1,086
2008	11.988593	7.209163	-39.87%	1,535
2007	10.697846	11.988593	12.07%	1,020
2006*	10.000000	10.697846	6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.960842	14.560960	4.30%	435
2014	13.182359	13.960842	5.91%	3,694
2013	10.378207	13.182359	27.02%	7,232
2012	9.020713	10.378207	15.05%	6,925
2011	9.657187	9.020713	-6.59%	7,702
2010	8.337279	9.657187	15.83%	19,224
2009	6.130054	8.337279	36.01%	13,329
2008	11.213159	6.130054	-45.33%	21,883
2007	10.226475	11.213159	9.65%	19,891
2006*	10.000000	10.226475	2.26%	15,971
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.766017	12.646627	-0.94%	60,312
2014	11.817868	12.766017	8.02%	73,647
2013	9.069012	11.817868	30.31%	89,093
2012	7.905590	9.069012	14.72%	67,717
2011	8.251065	7.905590	-4.19%	79,646
2010	7.586684	8.251065	8.76%	62,918
2009	5.923551	7.586684	28.08%	24,848
2008	9.759595	5.923551	-39.31%	23,198
2007*	10.000000	9.759595	-2.40%	5,396
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
2006	12.859225	13.939108	8.40%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.486289	21.516811	-8.39%	1,371
2014	22.001672	23.486289	6.75%	994
2013	16.593071	22.001672	32.60%	3,721
2012	14.328796	16.593071	15.80%	5,375
2011	15.003144	14.328796	-4.49%	9,789
2010	13.260872	15.003144	13.14%	18,139
2009	10.549343	13.260872	25.70%	15,634
2008	17.147089	10.549343	-38.48%	40,751
2007	17.967360	17.147089	-4.57%	124,395
2006	15.864498	17.967360	13.26%	108,636
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.406551	10.825267	-5.10%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.075169	10.662448	-3.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	2,751
2009	5.085011	7.622653	49.90%	2,127
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.444423	14.096301	-2.41%	7,427
2014	13.337464	14.444423	8.30%	4,955
2013	9.822647	13.337464	35.78%	11,956
2012	8.999172	9.822647	9.15%	17,362
2011	9.492455	8.999172	-5.20%	54,230
2010	7.839014	9.492455	21.09%	108,630
2009	6.093540	7.839014	28.64%	280,352
2008*	10.000000	6.093540	-39.06%	322,317
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.102530	11.734820	-3.04%	14,491
2014	11.840679	12.102530	2.21%	17,130
2013	10.537733	11.840679	12.36%	29,047
2012	9.682343	10.537733	8.83%	35,023
2011	10.014215	9.682343	-3.31%	92,253
2010	9.255380	10.014215	8.20%	79,642
2009	7.881950	9.255380	17.43%	4,738
2008*	10.000000	7.881950	-21.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.333668	11.926369	-3.30%	6,870
2014	12.020713	12.333668	2.60%	7,184
2013	10.116615	12.020713	18.82%	13,451
2012	9.084214	10.116615	11.36%	14,077
2011	9.600233	9.084214	-5.38%	16,451
2010	8.716193	9.600233	10.14%	19,868
2009	7.163165	8.716193	21.68%	9,813
2008*	10.000000	7.163165	-28.37%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.409824	11.099563	-2.72%	18,041
2014	11.266760	11.409824	1.27%	18,578
2013	10.956237	11.266760	2.83%	53,418
2012	10.400470	10.956237	5.34%	53,968
2011	10.464567	10.400470	-0.61%	62,793
2010	9.998153	10.464567	4.67%	44,649
2009	9.026837	9.998153	10.76%	34,304
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.230698	11.858311	-3.04%	39,999
2014	11.934880	12.230698	2.48%	41,949
2013	10.337789	11.934880	15.45%	79,851
2012	9.387965	10.337789	10.12%	120,346
2011	9.807936	9.387965	-4.28%	126,195
2010	8.986208	9.807936	9.14%	320,736
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.266942	11.840327	-3.48%	34,971
2014	11.971203	12.266942	2.47%	37,794
2013	9.829209	11.971203	21.79%	66,570
2012	8.753487	9.829209	12.29%	132,204
2011	9.369473	8.753487	-6.57%	133,148
2010	8.437446	9.369473	11.05%	132,842
2009	6.801819	8.437446	24.05%	29,642
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	20,194
2010	9.526187	10.179093	6.85%	32,014
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.764565	11.427752	-2.86%	4,552
2014	11.468059	11.764565	2.59%	2,298
2013	11.956622	11.468059	-4.09%	4,857
2012	11.351786	11.956622	5.33%	5,427
2011	10.902664	11.351786	4.12%	44,248
2010	10.418934	10.902664	4.64%	81,842
2009	9.790412	10.418934	6.42%	179,250
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	484
2012	12.309376	12.921209	4.97%	484
2011	11.843644	12.309376	3.93%	697
2010	11.178289	11.843644	5.95%	5,845
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.624140	23.497688	-17.91%	0
2014	30.983954	28.624140	-7.62%	0
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0
2006	25.444107	33.992546	33.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.179045	11.922468	-2.11%	6,988
2014	11.884578	12.179045	2.48%	5,619
2013	12.639749	11.884578	-5.97%	13,291
2012	12.515767	12.639749	0.99%	14,840
2011	11.906618	12.515767	5.12%	49,567
2010	11.595134	11.906618	2.69%	97,184
2009	11.521982	11.595134	0.63%	239,071
2008	10.914519	11.521982	5.57%	287,422
2007	10.394371	10.914519	5.00%	297,192
2006	10.262991	10.394371	1.28%	180,844

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	673
2012	6.733779	7.603572	12.92%	746
2011	7.634417	6.733779	-11.80%	5,790
2010	6.893687	7.634417	10.75%	1,926
2009	5.434017	6.893687	26.86%	1,952
2008*	10.000000	5.434017	-45.66%	1,098
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	251
2012	7.326348	8.487033	15.84%	254
2011	8.577857	7.326348	-14.59%	253
2010	8.149818	8.577857	5.25%	672
2009	6.466209	8.149818	26.04%	338
2008	11.594614	6.466209	-44.23%	251
2007	10.816951	11.594614	7.19%	200
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.863296	22.182352	-2.98%	53,533
2014	22.222051	22.863296	2.89%	64,824
2013	17.819897	22.222051	24.70%	67,618
2012	15.689283	17.819897	13.58%	67,855
2011	16.663996	15.689283	-5.85%	125,801
2010	14.833793	16.663996	12.34%	160,375
2009	11.899267	14.833793	24.66%	265,190
2008	19.226118	11.899267	-38.11%	294,579
2007	18.517327	19.226118	3.83%	303,895
2006	16.167042	18.517327	14.54%	301,937
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.923255	14.599376	-2.17%	15,976
2014	14.560189	14.923255	2.49%	15,402
2013	13.098884	14.560189	11.16%	16,691
2012	12.219870	13.098884	7.19%	18,977
2011	12.359361	12.219870	-1.13%	51,533
2010	11.484351	12.359361	7.62%	46,142
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.047284	16.617463	-2.52%	3,107
2014	16.533473	17.047284	3.11%	3,107
2013	14.118461	16.533473	17.11%	3,107
2012	12.834965	14.118461	10.00%	3,107
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.262927	13.032072	-1.74%	5,605
2014	13.026816	13.262927	1.81%	14,094
2013	12.679994	13.026816	2.74%	14,571
2012	12.302669	12.679994	3.07%	20,650
2011	12.195709	12.302669	0.88%	37,291
2010	11.752039	12.195709	3.78%	42,573
2009	10.993182	11.752039	6.90%	58,776
2008	11.936474	10.993182	-7.90%	67,154
2007	11.559372	11.936474	3.26%	67,167
2006	11.109804	11.559372	4.05%	60,434
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.252744	17.827801	-2.33%	158,263
2014	17.707774	18.252744	3.08%	165,631
2013	15.492993	17.707774	14.30%	176,057
2012	14.267335	15.492993	8.59%	165,941
2011	14.563770	14.267335	-2.04%	282,039
2010	13.398560	14.563770	8.70%	1,028,693
2009	11.476005	13.398560	16.75%	1,028,432
2008	15.247123	11.476005	-24.73%	1,090,851
2007	14.726538	15.247123	3.54%	1,152,994
2006	13.494221	14.726538	9.13%	1,032,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.934264	20.365820	-2.72%	12,655
2014	20.352612	20.934264	2.86%	44,923
2013	16.970293	20.352612	19.93%	54,743
2012	15.222735	16.970293	11.48%	197,658
2011	15.870272	15.222735	-4.08%	308,828
2010	14.351968	15.870272	10.58%	372,892
2009	11.773104	14.351968	21.90%	379,355
2008	17.510466	11.773104	-32.77%	396,033
2007	16.834397	17.510466	4.02%	441,820
2006	14.996405	16.834397	12.26%	412,199

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.828312	15.506993	-2.03%	22,996
2014	15.420492	15.828312	2.64%	28,978
2013	14.240613	15.420492	8.29%	36,018
2012	13.450525	14.240613	5.87%	38,279
2011	13.447050	13.450525	0.03%	59,011
2010	12.644506	13.447050	6.35%	134,317
2009	11.262556	12.644506	12.27%	155,771
2008	13.527627	11.262556	-16.74%	162,692
2007	13.041070	13.527627	3.73%	171,146
2006	12.272756	13.041070	6.26%	90,750
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	8,812
2013	15.170352	20.261702	33.56%	11,515
2012	13.072444	15.170352	16.05%	20,979
2011	13.680001	13.072444	-4.44%	23,644
2010	12.863456	13.680001	6.35%	40,753
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	3,707
2010	16.835846	20.822591	23.68%	674
2009	12.562143	16.835846	34.02%	3,727
2008	20.175812	12.562143	-37.74%	4,011
2007	19.142699	20.175812	5.40%	4,240
2006	17.774527	19.142699	7.70%	3,601
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.148971	8.965995	-2.00%	599
2014	9.335684	9.148971	-2.00%	597
2013	9.526205	9.335684	-2.00%	757
2012	9.721147	9.526205	-2.01%	3,005
2011	9.918980	9.721147	-1.99%	20,214
2010	10.121394	9.918980	-2.00%	42,251
2009	10.323619	10.121394	-1.96%	33,521
2008	10.322317	10.323619	0.01%	55,194
2007	10.052363	10.322317	2.69%	80,288
2006	9.812418	10.052363	2.45%	38,258

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.394015	13.698399	-4.83%	0
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	5,978
2010	11.832311	12.823431	8.38%	8,308
2009	9.707104	11.832311	21.89%	1,125
2008	11.976073	9.707104	-18.95%	638
2007	11.681535	11.976073	2.52%	685
2006	11.369198	11.681535	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.338679	10.065558	-2.64%	8,664
2014	10.694285	10.338679	-3.33%	7,047
2013	9.012807	10.694285	18.66%	16,792
2012	7.961507	9.012807	13.20%	22,994
2011	8.988754	7.961507	-11.43%	53,317
2010	8.059411	8.988754	11.53%	95,187
2009	6.042180	8.059411	33.39%	241,212
2008*	10.000000	6.042180	-39.58%	232,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.540720	13.488072	-7.24%	0
2014	16.427257	14.540720	-11.48%	0
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.802351	13.949614	1.07%	3,224
2014	12.786410	13.802351	7.95%	2,376
2013	9.706761	12.786410	31.73%	5,744
2012	8.528738	9.706761	13.81%	7,774
2011	8.993135	8.528738	-5.16%	25,613
2010	7.954801	8.993135	13.05%	56,627
2009	6.275218	7.954801	26.77%	147,058
2008*	10.000000	6.275218	-37.25%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.101821	12.398508	-5.37%	0
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	474
2010	7.820676	8.641256	10.49%	7,290
2009	6.263383	7.820676	24.86%	14,725
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.828628	13.505177	-2.34%	3,979
2014	13.604811	13.828628	1.65%	8,216
2013	10.015678	13.604811	35.84%	13,164
2012	8.915007	10.015678	12.35%	21,664
2011	9.520352	8.915007	-6.36%	39,551
2010	7.681338	9.520352	23.94%	72,296
2009	6.185976	7.681338	24.17%	135,617
2008*	10.000000	6.185976	-38.14%	100,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.633495	15.830408	-4.83%	3,471
2014	14.504287	16.633495	14.68%	2,900
2013	10.908304	14.504287	32.97%	7,852
2012	9.567551	10.908304	14.01%	12,639
2011	9.994435	9.567551	-4.27%	33,429
2010	8.524647	9.994435	17.24%	58,631
2009	6.667167	8.524647	27.86%	117,805
2008*	10.000000	6.667167	-33.33%	176,133
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.229578	20.915136	-1.48%	0
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
2008	17.370806	9.100871	-47.61%	0
2007	16.189221	17.370806	7.30%	0
2006	16.039936	16.189221	0.93%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	2,006
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
2006	19.240517	22.080654	14.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	71
2012	18.361916	20.733729	12.92%	73
2011	19.890197	18.361916	-7.68%	669
2010	16.239254	19.890197	22.48%	944
2009	12.326649	16.239254	31.74%	619
2008	20.404982	12.326649	-39.59%	20,906
2007	20.436580	20.404982	-0.15%	18,976
2006	18.659637	20.436580	9.52%	22,175
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.844943	20.563230	-1.35%	5,005
2014	19.022554	20.844943	9.58%	3,296
2013	14.841038	19.022554	28.18%	10,096
2012	13.302572	14.841038	11.57%	13,637
2011	13.522357	13.302572	-1.63%	38,107
2010	12.186641	13.522357	10.96%	74,136
2009	9.904190	12.186641	23.05%	172,674
2008	17.309446	9.904190	-42.78%	207,572
2007	16.372298	17.309446	5.72%	185,961
2006	14.731332	16.372298	11.14%	143,601
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	236
2011	9.043639	9.407227	4.02%	303
2010	7.108237	9.043639	27.23%	438
2009	5.557552	7.108237	27.90%	518
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.057519	9.822736	-2.33%	1,510
2014	10.212335	10.057519	-1.52%	1,502
2013	10.409778	10.212335	-1.90%	1,439
2012	10.261206	10.409778	1.45%	657
2011	10.335882	10.261206	-0.72%	1,122
2010	10.297627	10.335882	0.37%	5,597
2009	9.810294	10.297627	4.97%	6,493
2008*	10.000000	9.810294	-1.90%	1,563
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.817895	11.948255	-6.78%	242
2014	12.510103	12.817895	2.46%	246
2013*	10.000000	12.510103	25.10%	235
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.278380	13.446598	-5.83%	6,619
2014	15.862133	14.278380	-9.98%	5,166
2013	13.477526	15.862133	17.69%	11,611
2012	11.502750	13.477526	17.17%	16,827
2011	13.402685	11.502750	-14.18%	43,446
2010	12.859919	13.402685	4.22%	66,387
2009*	10.000000	12.859919	28.60%	170,014
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.105584	27.817429	-1.03%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.821506	9.642762	-1.82%	4,083
2014	9.961196	9.821506	-1.40%	1,916
2013	10.102178	9.961196	-1.40%	3,016
2012	9.855025	10.102178	2.51%	4,901
2011	10.026637	9.855025	-1.71%	33,646
2010	9.717674	10.026637	3.18%	78,715
2009	8.749863	9.717674	11.06%	173,538
2008	10.313447	8.749863	-15.16%	288,700
2007	10.045719	10.313447	2.67%	312,944
2006	9.836823	10.045719	2.12%	188,847
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.130116	22.562414	-2.45%	0
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	830
2012	14.579585	15.856000	8.75%	1,411
2011	15.349366	14.579585	-5.02%	1,434
2010	12.748631	15.349366	20.40%	1,677
2009	9.898182	12.748631	28.80%	8,813
2008	16.679488	9.898182	-40.66%	9,717
2007	15.817494	16.679488	5.45%	229,817
2006	14.194362	15.817494	11.44%	174,635

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
2008	23.467650	13.722341	-41.53%	0
2007	22.576320	23.467650	3.95%	0
2006	19.627656	22.576320	15.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.943225	9.501524	-4.44%	0
2014	9.899508	9.943225	0.44%	0
2013	10.138757	9.899508	-2.36%	0
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.131050	22.362245	1.04%	4,736
2014	20.455224	22.131050	8.19%	3,189
2013	15.879991	20.455224	28.81%	9,565
2012	13.896643	15.879991	14.27%	12,756
2011	14.224403	13.896643	-2.30%	35,515
2010	12.531309	14.224403	13.51%	71,235
2009	9.990364	12.531309	25.43%	164,600
2008	16.610661	9.990364	-39.86%	180,791
2007	16.275822	16.610661	2.06%	174,443
2006	14.471295	16.275822	12.47%	155,453
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.545511	30.871193	-7.97%	0
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	395
2012	19.291662	22.245507	15.31%	402
2011	20.165129	19.291662	-4.33%	491
2010	16.721060	20.165129	20.60%	568
2009	12.464953	16.721060	34.14%	581
2008	20.517229	12.464953	-39.25%	47,076
2007	21.233889	20.517229	-3.38%	32,963
2006	18.896219	21.233889	12.37%	27,139
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	480
2012	12.321835	12.706539	3.12%	481
2011	11.596615	12.321835	6.25%	481
2010	10.819270	11.596615	7.18%	248
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.125344	10.925600	-1.80%	4,605
2014	11.268074	11.125344	-1.27%	4,081
2013	11.524803	11.268074	-2.23%	7,460
2012	11.121145	11.524803	3.63%	9,379
2011	11.234258	11.121145	-1.01%	26,854
2010	10.898362	11.234258	3.08%	44,427
2009*	10.000000	10.898362	8.98%	77,871
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.469358	10.294407	-1.67%	695
2014	10.255615	10.469358	2.08%	698
2013	10.684266	10.255615	-4.01%	1,859
2012	9.956927	10.684266	7.30%	1,180
2011*	10.000000	9.956927	-0.43%	1,182
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.418842	17.597838	-9.38%	0
2014	17.894538	19.418842	8.52%	0
2013	13.458053	17.894538	32.97%	0
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	564
2007	15.638555	14.398624	-7.93%	480
2006	13.766406	15.638555	13.60%	458
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.337342	19.632198	-7.99%	0
2014	19.843776	21.337342	7.53%	0
2013	14.088299	19.843776	40.85%	0
2012	12.585755	14.088299	11.94%	0
2011	15.632445	12.585755	-19.49%	0
2010	13.204845	15.632445	18.38%	0
2009	8.221179	13.204845	60.62%	0
2008	13.323065	8.221179	-38.29%	0
2007	12.885158	13.323065	3.40%	0
2006	12.469622	12.885158	3.33%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.648118	30.474032	10.22%	0
2014	21.499141	27.648118	28.60%	0
2013	14.575218	21.499141	47.50%	0
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	54
2012	11.150052	11.931003	7.00%	992
2011	10.793736	11.150052	3.30%	1,011
2010	10.307072	10.793736	4.72%	1,675
2009	9.615416	10.307072	7.19%	2,113
2008	10.957326	9.615416	-12.25%	179,334
2007	10.627583	10.957326	3.10%	220,004
2006	10.471001	10.627583	1.50%	132,163
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
2006	14.844367	16.120023	8.59%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.186750	-18.13%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.216260	21.144273	-4.83%	145
2014	23.103587	22.216260	-3.84%	153
2013	15.692372	23.103587	47.23%	132
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
2010	12.779480	15.877167	24.24%	87
2009	8.542947	12.779480	49.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	1,224
2009	10.383470	12.240195	17.88%	1,273
2008	17.875638	10.383470	-41.91%	1,142
2007	17.405833	17.875638	2.70%	1,142
2006	15.189296	17.405833	14.59%	1,142
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	456
2013	22.571903	30.430364	34.82%	2,478
2012	19.452648	22.571903	16.04%	1,546
2011	21.732897	19.452648	-10.49%	1,781
2010	17.526978	21.732897	24.00%	5,454
2009	12.543189	17.526978	39.73%	1,383
2008	19.931126	12.543189	-37.07%	1,428
2007	20.044400	19.931126	-0.57%	0
2006	17.918036	20.044400	11.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	322
2013	14.040648	12.586613	-10.36%	3,914
2012	13.349261	14.040648	5.18%	8,767
2011	12.195460	13.349261	9.46%	18,560
2010	11.844314	12.195460	2.96%	25,502
2009	10.971485	11.844314	7.96%	19,752
2008	11.381929	10.971485	-3.61%	37,084
2007	10.613767	11.381929	7.24%	11,863
2006	10.665985	10.613767	-0.49%	5,650

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	142
2009	10.782118	12.438155	15.36%	0
2008	16.865337	10.782118	-36.07%	0
2007	17.295269	16.865337	-2.49%	0
2006	15.114823	17.295269	14.43%	65
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	3,412
2013	15.205078	19.346705	27.24%	895
2012	13.356612	15.205078	13.84%	1,297
2011	13.751509	13.356612	-2.87%	4,704
2010	11.799886	13.751509	16.54%	3,838
2009	9.280914	11.799886	27.14%	5,491
2008	12.551742	9.280914	-26.06%	12,374
2007	13.134493	12.551742	-4.44%	3,672
2006	11.152811	13.134493	17.77%	46
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	3,550
2010	12.010714	12.912985	7.51%	3,477
2009*	10.000000	12.010714	20.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.745609	-2.54%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	5,112
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.057013	30.668313	-4.33%	666
2014	31.133452	32.057013	2.97%	1,205
2013	22.587974	31.133452	37.83%	2,057
2012	19.925196	22.587974	13.36%	6,486
2011	20.227547	19.925196	-1.49%	5,416
2010	16.411804	20.227547	23.25%	6,104
2009	13.401442	16.411804	22.46%	1,144
2008	19.804932	13.401442	-32.33%	3,257
2007	20.355099	19.804932	-2.70%	550
2006	18.162532	20.355099	12.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	103
2013	16.251584	20.965619	29.01%	1,135
2012	14.368974	16.251584	13.10%	7,830
2011	14.435165	14.368974	-0.46%	13,212
2010	12.866647	14.435165	12.19%	5,089
2009	10.421639	12.866647	23.46%	66,569
2008	16.975537	10.421639	-38.61%	66,126
2007	16.508747	16.975537	2.83%	67,115
2006	14.628794	16.508747	12.85%	68,019
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	365
2013	16.772047	19.849688	18.35%	2,070
2012	15.547700	16.772047	7.87%	1,603
2011	14.596711	15.547700	6.52%	6,379
2010	12.953195	14.596711	12.69%	6,022
2009	10.819266	12.953195	19.72%	1,777
2008	15.717602	10.819266	-31.16%	1,767
2007	15.019248	15.717602	4.65%	549
2006	13.194185	15.019248	13.83%	1,713
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0
2006	15.418441	15.634927	1.40%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	3,750

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.221319	13.949918	-8.35%	0
2014	15.749482	15.221319	-3.35%	0
2013	13.847624	15.749482	13.73%	0
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
2006	13.474333	15.281941	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	1,918
2011	12.093088	12.081621	-0.09%	3,501
2010	11.401817	12.093088	6.06%	6,056
2009	9.687723	11.401817	17.69%	11,999
2008	10.698526	9.687723	-9.45%	11,647
2007	10.389604	10.698526	2.97%	11,847
2006	10.206382	10.389604	1.80%	15,222
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	2,268
2012	11.614386	12.693424	9.29%	2,762
2011	11.907821	11.614386	-2.46%	3,299
2010	10.801733	11.907821	10.24%	6,614
2009	8.896602	10.801733	21.41%	7,208
2008	12.137905	8.896602	-26.70%	7,908
2007	11.430576	12.137905	6.19%	8,536
2006	10.648948	11.430576	7.34%	3,244
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	14,222
2012	11.590432	12.836107	10.75%	25,575
2011	11.981254	11.590432	-3.26%	25,680
2010	10.698813	11.981254	11.99%	17,879
2009	8.496988	10.698813	25.91%	21,755
2008	12.909459	8.496988	-34.18%	22,461
2007	11.986381	12.909459	7.70%	23,284
2006	10.954327	11.986381	9.42%	25,938

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	16,958
2012	11.292668	12.739850	12.82%	35,760
2011	11.864210	11.292668	-4.82%	37,743
2010	10.451533	11.864210	13.52%	37,790
2009	8.134146	10.451533	28.49%	37,800
2008	13.431918	8.134146	-39.44%	39,070
2007	12.346527	13.431918	8.79%	39,046
2006	11.161593	12.346527	10.62%	13,350
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	71
2013	15.588906	18.956324	21.60%	71
2012	15.196504	15.588906	2.58%	159
2011	16.364877	15.196504	-7.14%	1,662
2010	14.021066	16.364877	16.72%	753
2009	9.699975	14.021066	44.55%	582
2008	21.720703	9.699975	-55.34%	868
2007	15.227511	21.720703	42.64%	726
2006	13.330408	15.227511	14.23%	569
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.602273	20.262544	-6.20%	2,216
2014	20.330445	21.602273	6.26%	2,942
2013	16.237313	20.330445	25.21%	3,713
2012	14.162482	16.237313	14.65%	11,612
2011	14.364228	14.162482	-1.40%	31,283
2010	12.761021	14.364228	12.56%	76,128
2009	10.030605	12.761021	27.22%	32,543
2008	17.907811	10.030605	-43.99%	20,542
2007	18.054937	17.907811	-0.81%	14,306
2006	15.368821	18.054937	17.48%	19,752
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	7,282
2013	16.043496	21.372184	33.21%	5,795
2012	14.317850	16.043496	12.05%	10,082
2011	14.621627	14.317850	-2.08%	18,940
2010	12.051597	14.621627	21.33%	20,179
2009	9.614980	12.051597	25.34%	5,749
2008	18.630533	9.614980	-48.39%	7,553
2007	15.018540	18.630533	24.05%	14,815
2006	14.386490	15.018540	4.39%	1,652

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.167636	12.788094	-2.88%	14,682
2014	12.728167	13.167636	3.45%	26,837
2013	13.268945	12.728167	-4.08%	44,009
2012	12.828449	13.268945	3.43%	81,429
2011	12.235391	12.828449	4.85%	133,097
2010	11.614755	12.235391	5.34%	163,354
2009	10.269217	11.614755	13.10%	211,677
2008	10.860076	10.269217	-5.44%	197,259
2007	10.653482	10.860076	1.94%	151,789
2006	10.443820	10.653482	2.01%	33,938
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.591680	33.330604	-3.65%	378
2014	33.306743	34.591680	3.86%	495
2013	25.026513	33.306743	33.09%	3,284
2012	22.303535	25.026513	12.21%	6,134
2011	25.541510	22.303535	-12.68%	20,883
2010	20.280943	25.541510	25.94%	30,252
2009	14.815738	20.280943	36.89%	37,077
2008	25.046511	14.815738	-40.85%	30,574
2007	22.172632	25.046511	12.96%	26,047
2006	20.137717	22.172632	10.10%	16,442
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0
2006	19.011494	21.932626	15.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	57
2012	17.603902	21.908811	24.45%	57
2011	19.757329	17.603902	-10.90%	953
2010	15.965456	19.757329	23.75%	3,475
2009	10.371849	15.965456	53.93%	3,887
2008	21.738230	10.371849	-52.29%	3,636
2007	21.050300	21.738230	3.27%	3,851
2006	18.524206	21.050300	13.64%	4,226

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	1,667
2013	12.564571	14.022809	11.61%	1,365
2012	11.387360	12.564571	10.34%	644
2011	11.354435	11.387360	0.29%	4,293
2010	10.288120	11.354435	10.36%	3,932
2009	7.746080	10.288120	32.82%	5,116
2008	11.242463	7.746080	-31.10%	7,372
2007	11.063397	11.242463	1.62%	6,697
2006*	10.000000	11.063397	10.63%	2,747
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	63
2012	15.903977	17.440515	9.66%	469
2011	15.317214	15.903977	3.83%	1,929
2010	12.961698	15.317214	18.17%	9,191
2009	11.277073	12.961698	14.94%	11,111
2008	15.793448	11.277073	-28.60%	12,316
2007	16.571233	15.793448	-4.69%	12,418
2006	14.443825	16.571233	14.73%	14,342
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.375229	27.554585	-9.29%	2,163
2014	30.835021	30.375229	-1.49%	3,876
2013	23.106579	30.835021	33.45%	6,057
2012	19.927081	23.106579	15.96%	14,530
2011	21.138214	19.927081	-5.73%	23,627
2010	16.830295	21.138214	25.60%	25,094
2009	13.303765	16.830295	26.51%	41,191
2008	20.277923	13.303765	-34.39%	6,017
2007	21.209528	20.277923	-4.39%	332
2006	18.509091	21.209528	14.59%	1,379
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	288
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
2006	17.160035	20.414100	18.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	91
2012*	10.000000	9.596074	-4.04%	489
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	59
2013	9.690174	12.965892	33.80%	1,140
2012*	10.000000	9.690174	-3.10%	1,464

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.470510	12.431672	-7.71%	1,876
2014	12.749157	13.470510	5.66%	2,031
2013	10.016988	12.749157	27.28%	3,198
2012*	10.000000	10.016988	0.17%	2,589
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	339
2007	13.883000	14.995676	8.01%	564
2006	12.835888	13.883000	8.16%	296
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.736301	-2.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.703016	30.374348	9.64%	336
2014	26.074827	27.703016	6.24%	1,041
2013	20.338543	26.074827	28.20%	2,928
2012	16.765168	20.338543	21.31%	5,583
2011	18.392106	16.765168	-8.85%	10,809
2010	17.634224	18.392106	4.30%	11,120
2009	12.329659	17.634224	43.02%	19,564
2008	22.604261	12.329659	-45.45%	20,384
2007	16.891524	22.604261	33.82%	8,899
2006	15.803415	16.891524	6.89%	4,622

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	524
2012*	10.000000	9.908916	-0.91%	1,538
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.998135	38.773429	43.63%	0
2006	21.530106	30.998135	43.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.999421	25.228559	-2.96%	5,718
2014	24.086185	25.999421	7.94%	10,615
2013	18.134765	24.086185	32.82%	21,312
2012	15.977548	18.134765	13.50%	51,937
2011	16.387708	15.977548	-2.50%	93,728
2010	15.043167	16.387708	8.94%	101,704
2009	12.542134	15.043167	19.94%	118,273
2008	19.038918	12.542134	-34.12%	38,585
2007	18.067550	19.038918	5.38%	14,054
2006	15.305948	18.067550	18.04%	8,004
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	7,637
2013	11.684796	14.608273	25.02%	9,733
2012	10.290473	11.684796	13.55%	7,877
2011	10.695520	10.290473	-3.79%	17,097
2010*	10.000000	10.695520	6.96%	4,142
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.682538	-3.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	285
2013	15.138435	19.524697	28.97%	2,396
2012	13.505087	15.138435	12.09%	6,610
2011	13.720413	13.505087	-1.57%	14,180
2010	12.379296	13.720413	10.83%	21,987
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.742108	13.592853	-1.09%	99,975
2014	13.362852	13.742108	2.84%	130,535
2013	11.065785	13.362852	20.76%	154,571
2012	9.763427	11.065785	13.34%	411,336
2011	9.875579	9.763427	-1.14%	639,618
2010	9.000512	9.875579	9.72%	680,248
2009	7.445547	9.000512	20.88%	694,452
2008	10.824700	7.445547	-31.22%	646,342
2007	10.412999	10.824700	3.95%	165,436
2006*	10.000000	10.412999	4.13%	2,735
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.028314	10.777266	-2.28%	124,565
2014	10.725171	11.028314	2.83%	140,581
2013	11.238925	10.725171	-4.57%	147,184
2012	10.931779	11.238925	2.81%	392,301
2011	10.555724	10.931779	3.56%	583,670
2010	10.167548	10.555724	3.82%	604,540
2009	9.255754	10.167548	9.85%	619,919
2008	10.484532	9.255754	-11.72%	616,478
2007	10.395160	10.484532	0.86%	167,374
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.534816	15.168365	4.36%	1,081
2014	14.571552	14.534816	-0.25%	1,283
2013	11.564229	14.571552	26.01%	10,216
2012	9.670813	11.564229	19.58%	11,556
2011	10.886326	9.670813	-11.17%	24,004
2010	9.985564	10.886326	9.02%	21,754
2009	7.199342	9.985564	38.70%	21,099
2008	11.978384	7.199342	-39.90%	19,601
2007	10.694225	11.978384	12.01%	9,639
2006*	10.000000	10.694225	6.94%	1,765

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	48
2013	10.342945	13.130864	26.95%	1,763
2012	8.994660	10.342945	14.99%	13,280
2011	9.634207	8.994660	-6.64%	35,955
2010	8.321680	9.634207	15.77%	30,842
2009	6.121705	8.321680	35.94%	30,378
2008	11.203628	6.121705	-45.36%	51,652
2007	10.223017	11.203628	9.59%	18,561
2006*	10.000000	10.223017	2.23%	6,246
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.716135	12.590793	-0.99%	114,010
2014	11.777700	12.716135	7.97%	134,230
2013	9.042803	11.777700	30.24%	146,385
2012	7.886775	9.042803	14.66%	475,012
2011	8.235629	7.886775	-4.24%	767,384
2010	7.576352	8.235629	8.70%	789,587
2009	5.918499	7.576352	28.01%	791,202
2008	9.756266	5.918499	-39.34%	717,250
2007*	10.000000	9.756266	-2.44%	133,962
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	41
2009	9.911311	14.173966	43.01%	42
2008	14.051996	9.911311	-29.47%	43
2007	13.911607	14.051996	1.01%	43
2006	12.840388	13.911607	8.34%	43
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.344310	21.375828	-8.43%	1,985
2014	21.879839	23.344310	6.69%	3,308
2013	16.509610	21.879839	32.53%	15,668
2012	14.264017	16.509610	15.74%	10,810
2011	14.942924	14.264017	-4.54%	15,271
2010	13.214377	14.942924	13.08%	17,573
2009	10.517723	13.214377	25.64%	11,829
2008	17.104463	10.517723	-38.51%	15,115
2007	17.931895	17.104463	-4.61%	56,644
2006	15.841252	17.931895	13.20%	24,371
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.396837	10.810523	-5.14%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.065737	10.647934	-3.78%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	51
2013	8.524210	11.984366	40.59%	75
2012	7.448970	8.524210	14.43%	109
2011	8.607930	7.448970	-13.46%	1,919
2010	7.616165	8.607930	13.02%	1,645
2009	5.083276	7.616165	49.83%	13,531
2008*	10.000000	5.083276	-49.17%	584
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.395374	14.041263	-2.46%	8,825
2014	13.298953	14.395374	8.24%	17,248
2013	9.799276	13.298953	35.71%	30,910
2012	8.982352	9.799276	9.09%	66,227
2011	9.479541	8.982352	-5.24%	98,333
2010	7.832337	9.479541	21.03%	114,116
2009	6.091458	7.832337	28.58%	199,384
2008*	10.000000	6.091458	-39.09%	215,741
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	4,225
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.061403	11.688970	-3.09%	40,399
2014	11.806460	12.061403	2.16%	56,283
2013	10.512648	11.806460	12.31%	49,251
2012	9.664236	10.512648	8.78%	295,292
2011	10.000579	9.664236	-3.36%	463,894
2010	9.247492	10.000579	8.14%	470,161
2009	7.879262	9.247492	17.36%	319,890
2008*	10.000000	7.879262	-21.21%	310,371
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.291814	11.879831	-3.35%	11,336
2014	11.986035	12.291814	2.55%	18,573
2013	10.092575	11.986035	18.76%	95,142
2012	9.067261	10.092575	11.31%	131,204
2011	9.587191	9.067261	-5.42%	136,194
2010	8.708785	9.587191	10.09%	118,826
2009	7.160724	8.708785	21.62%	71,139
2008*	10.000000	7.160724	-28.39%	56,644

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.371089	11.056236	-2.77%	8,169
2014	11.234242	11.371089	1.22%	8,872
2013	10.930192	11.234242	2.78%	26,651
2012	10.381053	10.930192	5.29%	32,786
2011	10.450358	10.381053	-0.66%	25,701
2010	9.989661	10.450358	4.61%	3,886
2009	9.023775	9.989661	10.70%	2,861
2008*	10.000000	9.023775	-9.76%	2,369
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.189216	11.812058	-3.09%	20,778
2014	11.900459	12.189216	2.43%	45,493
2013	10.313226	11.900459	15.39%	56,737
2012	9.370438	10.313226	10.06%	66,185
2011	9.794617	9.370438	-4.33%	80,924
2010	8.978578	9.794617	9.09%	97,587
2009	7.516739	8.978578	19.45%	24,377
2008*	10.000000	7.516739	-24.83%	22,131
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.225250	11.794064	-3.53%	19,729
2014	11.936604	12.225250	2.42%	21,119
2013	9.805814	11.936604	21.73%	23,695
2012	8.737123	9.805814	12.23%	220,105
2011	9.356738	8.737123	-6.62%	223,960
2010	8.430273	9.356738	10.99%	223,992
2009	6.799494	8.430273	23.98%	30,036
2008*	10.000000	6.799494	-32.01%	24,993
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.889315	11.521522	-3.09%	2,330
2014	11.662076	11.889315	1.95%	2,514
2013	10.703232	11.662076	8.96%	2,547
2012	9.930383	10.703232	7.78%	3,048
2011	10.165246	9.930383	-2.31%	6,971
2010	9.518084	10.165246	6.80%	22,739
2009	8.257336	9.518084	15.27%	4,102
2008*	10.000000	8.257336	-17.43%	4,559

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.724577	11.383100	-2.91%	4,579
2014	11.434934	11.724577	2.53%	13,330
2013	11.928175	11.434934	-4.14%	25,038
2012	11.330575	11.928175	5.27%	48,076
2011	10.887822	11.330575	4.07%	69,800
2010	10.410060	10.887822	4.59%	90,439
2009	9.787083	10.410060	6.37%	128,256
2008*	10.000000	9.787083	-2.13%	755
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	734
2010	11.168792	11.827538	5.90%	771
2009	9.792877	11.168792	14.05%	766
2008*	10.000000	9.792877	-2.07%	867
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0
2006	25.406901	33.925580	33.53%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.105446	11.844376	-2.16%	11,358
2014	11.818782	12.105446	2.43%	20,723
2013	12.576205	11.818782	-6.02%	38,707
2012	12.459214	12.576205	0.94%	68,868
2011	11.858848	12.459214	5.06%	94,515
2010	11.554510	11.858848	2.63%	124,611
2009	11.487475	11.554510	0.58%	194,397
2008	10.887396	11.487475	5.51%	220,864
2007	10.373859	10.887396	4.95%	152,826
2006	10.247946	10.373859	1.23%	29,027

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	9,856
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	235
2011	7.624047	6.721206	-11.84%	222
2010	6.887836	7.624047	10.69%	218
2009	5.432161	6.887836	26.80%	219
2008*	10.000000	5.432161	-45.68%	211
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	362
2011	8.557418	7.305161	-14.63%	2,067
2010	8.134549	8.557418	5.20%	572
2009	6.457403	8.134549	25.97%	549
2008	11.584740	6.457403	-44.26%	4,571
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.725148	22.037069	-3.03%	7,685
2014	22.099056	22.725148	2.83%	11,373
2013	17.730313	22.099056	24.64%	13,452
2012	15.618402	17.730313	13.52%	44,997
2011	16.597157	15.618402	-5.90%	69,209
2010	14.781833	16.597157	12.28%	140,592
2009	11.863639	14.781833	24.60%	160,842
2008	19.178354	11.863639	-38.14%	185,658
2007	18.480800	19.178354	3.77%	189,839
2006	16.143361	18.480800	14.48%	186,886
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.880137	14.549762	-2.22%	48,772
2014	14.525530	14.880137	2.44%	36,565
2013	13.074384	14.525530	11.10%	20,691
2012	12.203251	13.074384	7.14%	24,087
2011	12.348836	12.203251	-1.18%	75,708
2010	11.480434	12.348836	7.56%	72,978
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	5,784
2013	14.092065	16.494139	17.05%	45,294
2012	12.817529	14.092065	9.94%	28,755
2011	13.208826	12.817529	-2.96%	34,228
2010	12.036988	13.208826	9.74%	38,500
2009*	10.000000	12.036988	20.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.182805	12.946736	-1.79%	3,989
2014	12.954716	13.182805	1.76%	5,400
2013	12.616255	12.954716	2.68%	31,145
2012	12.247086	12.616255	3.01%	1,034
2011	12.146789	12.247086	0.83%	829
2010	11.710874	12.146789	3.72%	3,188
2009	10.960275	11.710874	6.85%	6,255
2008	11.906822	10.960275	-7.95%	11,668
2007	11.536569	11.906822	3.21%	13,951
2006	11.093530	11.536569	3.99%	17,304
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.142508	17.711094	-2.38%	56,418
2014	17.609812	18.142508	3.02%	102,192
2013	15.415135	17.609812	14.24%	171,882
2012	14.202895	15.415135	8.54%	245,101
2011	14.505369	14.202895	-2.09%	355,324
2010	13.351629	14.505369	8.64%	642,356
2009	11.441639	13.351629	16.69%	685,933
2008	15.209225	11.441639	-24.77%	704,507
2007	14.697465	15.209225	3.48%	631,371
2006	13.474435	14.697465	9.08%	437,310
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.807751	20.232410	-2.77%	5,348
2014	20.239948	20.807751	2.81%	50,779
2013	16.884961	20.239948	19.87%	130,041
2012	15.153935	16.884961	11.42%	201,690
2011	15.806595	15.153935	-4.13%	345,224
2010	14.301683	15.806595	10.52%	457,396
2009	11.737844	14.301683	21.84%	473,443
2008	17.466945	11.737844	-32.80%	500,202
2007	16.801179	17.466945	3.96%	474,617
2006	14.974431	16.801179	12.20%	378,886

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.732684	15.405440	-2.08%	51,970
2014	15.335156	15.732684	2.59%	47,550
2013	14.169038	15.335156	8.23%	54,784
2012	13.389767	14.169038	5.82%	68,283
2011	13.393125	13.389767	-0.03%	180,249
2010	12.600211	13.393125	6.29%	190,958
2009	11.228823	12.600211	12.21%	217,864
2008	13.494008	11.228823	-16.79%	220,876
2007	13.015336	13.494008	3.68%	192,965
2006	12.254779	13.015336	6.21%	41,336
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.494441	22.069127	2.67%	351
2014	20.213544	21.494441	6.34%	717
2013	15.142011	20.213544	33.49%	3,712
2012	13.054694	15.142011	15.99%	5,819
2011	13.668384	13.054694	-4.49%	25,316
2010	12.859078	13.668384	6.29%	49,086
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	55
2012	19.797870	22.779330	15.06%	5,496
2011	20.739090	19.797870	-4.54%	15,064
2010	16.776873	20.739090	23.62%	33,489
2009	12.524529	16.776873	33.95%	58,484
2008	20.125702	12.524529	-37.77%	62,254
2007	19.104962	20.125702	5.34%	56,846
2006	17.748516	19.104962	7.64%	63,823
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.093515	8.907098	-2.05%	3,620
2014	9.283829	9.093515	-2.05%	4,572
2013	9.478132	9.283829	-2.05%	11,299
2012	9.677044	9.478132	-2.06%	43,182
2011	9.879005	9.677044	-2.04%	77,723
2010	10.085748	9.879005	-2.05%	86,560
2009	10.292513	10.085748	-2.01%	88,118
2008	10.296468	10.292513	-0.04%	145,325
2007	10.032335	10.296468	2.63%	78,488
2006	9.797849	10.032335	2.39%	24,454

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	20,253
2013	14.517954	14.060417	-3.15%	10,470
2012	13.204942	14.517954	9.94%	10,816
2011	12.772013	13.204942	3.39%	34,984
2010	11.790877	12.772013	8.32%	37,264
2009	9.678036	11.790877	21.83%	36,689
2008	11.946313	9.678036	-18.99%	18,679
2007	11.658490	11.946313	2.47%	3,762
2006	11.352549	11.658490	2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.303543	10.026232	-2.69%	14,206
2014	10.663383	10.303543	-3.37%	23,795
2013	8.991347	10.663383	18.60%	38,878
2012	7.946615	8.991347	13.15%	74,177
2011	8.976518	7.946615	-11.47%	101,617
2010	8.052542	8.976518	11.47%	109,075
2009	6.040119	8.052542	33.32%	171,558
2008*	10.000000	6.040119	-39.60%	163,799
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.454383	13.401131	-7.29%	0
2014	16.338060	14.454383	-11.53%	142
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.755464	13.895137	1.02%	4,228
2014	12.749489	13.755464	7.89%	8,197
2013	9.683662	12.749489	31.66%	13,945
2012	8.512790	9.683662	13.75%	28,443
2011	8.980902	8.512790	-5.21%	43,540
2010	7.948024	8.980902	13.00%	51,367
2009	6.273070	7.948024	26.70%	97,782
2008*	10.000000	6.273070	-37.27%	638

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	7,787
2013	9.142537	12.091986	32.26%	104
2012	7.937921	9.142537	15.18%	1,760
2011	8.629506	7.937921	-8.01%	2,977
2010	7.814020	8.629506	10.44%	5,754
2009	6.261242	7.814020	24.80%	5,792
2008*	10.000000	6.261242	-37.39%	1,649
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.781662	13.452434	-2.39%	5,373
2014	13.565524	13.781662	1.59%	10,158
2013	9.991851	13.565524	35.77%	20,961
2012	8.898342	9.991851	12.29%	39,037
2011	9.507383	8.898342	-6.41%	60,922
2010	7.674790	9.507383	23.88%	72,302
2009	6.183862	7.674790	24.11%	103,215
2008*	10.000000	6.183862	-38.16%	70,980
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.577025	15.768607	-4.88%	5,847
2014	14.462419	16.577025	14.62%	14,063
2013	10.882378	14.462419	32.90%	18,389
2012	9.549696	10.882378	13.96%	44,311
2011	9.980860	9.549696	-4.32%	65,917
2010	8.517404	9.980860	17.18%	73,194
2009	6.664890	8.517404	27.80%	98,703
2008*	10.000000	6.664890	-33.35%	128,499
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	182
2012	13.451732	14.900378	10.77%	220
2011	13.852001	13.451732	-2.89%	6,121
2010	11.303862	13.852001	22.54%	248
2009	9.073640	11.303862	24.58%	269
2008	17.327684	9.073640	-47.64%	237
2007	16.157321	17.327684	7.24%	185
2006	16.016489	16.157321	0.88%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	114
2012	18.778768	22.127653	17.83%	304
2011	20.276810	18.778768	-7.39%	378
2010	16.367565	20.276810	23.88%	357
2009	13.276762	16.367565	23.28%	581
2008	20.022505	13.276762	-33.69%	552
2007	22.037087	20.022505	-9.14%	1,797
2006	19.212316	22.037087	14.70%	4,629
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	146
2011	19.810426	18.278961	-7.73%	1,441
2010	16.182369	19.810426	22.42%	1,334
2009	12.289743	16.182369	31.67%	1,200
2008	20.354304	12.289743	-39.62%	8,951
2007	20.396289	20.354304	-0.21%	6,076
2006	18.632321	20.396289	9.47%	4,442
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.718925	20.428485	-1.40%	5,818
2014	18.917203	20.718925	9.52%	11,661
2013	14.766366	18.917203	28.11%	25,426
2012	13.242415	14.766366	11.51%	47,450
2011	13.468070	13.242415	-1.68%	74,968
2010	12.143921	13.468070	10.90%	85,325
2009	9.874518	12.143921	22.98%	127,479
2008	17.266434	9.874518	-42.81%	151,925
2007	16.339996	17.266434	5.67%	95,702
2006	14.709754	16.339996	11.08%	28,270
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	375
2011	9.031330	9.389638	3.97%	1,243
2010	7.102175	9.031330	27.16%	696
2009	5.555654	7.102175	27.84%	672
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.891727	12.746506	-1.13%	287
2014	11.639404	12.891727	10.76%	8,318
2013*	10.000000	11.639404	16.39%	6,757

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.023374	9.784401	-2.38%	627
2014	10.182854	10.023374	-1.57%	746
2013	10.385034	10.182854	-1.95%	8,302
2012	10.242058	10.385034	1.40%	20,016
2011	10.321841	10.242058	-0.77%	30,280
2010	10.288878	10.321841	0.32%	32,393
2009	9.806953	10.288878	4.91%	37,343
2008*	10.000000	9.806953	-1.93%	15,663
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.237119	13.400887	-5.87%	12,054
2014	15.824380	14.237119	-10.03%	19,265
2013	13.452307	15.824380	17.63%	29,061
2012	11.487094	13.452307	17.11%	52,731
2011	13.391270	11.487094	-14.22%	70,119
2010	12.855533	13.391270	4.17%	75,959
2009*	10.000000	12.855533	28.56%	124,199
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.762187	9.579637	-1.87%	4,427
2014	9.906069	9.762187	-1.45%	11,094
2013	10.051396	9.906069	-1.45%	17,816
2012	9.810513	10.051396	2.46%	43,005
2011	9.986428	9.810513	-1.76%	70,808
2010	9.683630	9.986428	3.13%	91,175
2009	8.723651	9.683630	11.00%	125,993
2008	10.287811	8.723651	-15.20%	211,965
2007	10.025895	10.287811	2.61%	139,299
2006	9.822401	10.025895	2.07%	30,018
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	192
2012	14.515258	15.777974	8.70%	452
2011	15.289429	14.515258	-5.06%	1,706
2010	12.705323	15.289429	20.34%	1,149
2009	9.869584	12.705323	28.73%	1,229
2008	16.639823	9.869584	-40.69%	1,414
2007	15.787973	16.639823	5.40%	111,674
2006	14.175083	15.787973	11.38%	35,650

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	76
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
2006	19.598892	22.531760	14.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.997339	22.215804	0.99%	6,083
2014	20.342014	21.997339	8.14%	12,213
2013	15.800170	20.342014	28.75%	22,820
2012	13.833864	15.800170	14.21%	42,004
2011	14.167352	13.833864	-2.35%	65,700
2010	12.487411	14.167352	13.45%	89,267
2009	9.960457	12.487411	25.37%	124,873
2008	16.569401	9.960457	-39.89%	134,626
2007	16.243720	16.569401	2.00%	90,928
2006	14.450104	16.243720	12.41%	39,301
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.342792	30.668976	-8.02%	92
2014	30.487417	33.342792	9.37%	367
2013	22.133651	30.487417	37.74%	1,872
2012	19.204473	22.133651	15.25%	2,434
2011	20.084220	19.204473	-4.38%	4,796
2010	16.662466	20.084220	20.54%	4,582
2009	12.427622	16.662466	34.08%	5,632
2008	20.466250	12.427622	-39.28%	36,625
2007	21.192011	20.466250	-3.42%	20,856
2006	18.868546	21.192011	12.31%	5,597
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.093216	10.888496	-1.85%	7,805
2014	11.241278	11.093216	-1.32%	29,819
2013	11.503255	11.241278	-2.28%	34,062
2012	11.106030	11.503255	3.58%	38,076
2011	11.224697	11.106030	-1.06%	57,028
2010	10.894646	11.224697	3.03%	63,884
2009*	10.000000	10.894646	8.95%	69,718
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.449787	10.269921	-1.72%	2,734
2014	10.241673	10.449787	2.03%	3,038
2013	10.675195	10.241673	-4.06%	18,038
2012	9.953562	10.675195	7.25%	15,228
2011*	10.000000	9.953562	-0.46%	80
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.303532	17.484420	-9.42%	0
2014	17.797368	19.303532	8.46%	0
2013	13.391797	17.797368	32.90%	0
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	54
2010	10.966630	12.286433	12.03%	397
2009	8.624901	10.966630	27.15%	417
2008	14.364366	8.624901	-39.96%	479
2007	15.609361	14.364366	-7.98%	594
2006	13.747700	15.609361	13.54%	638
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.210718	19.505733	-8.04%	0
2014	19.736079	21.210718	7.47%	0
2013	14.018979	19.736079	40.78%	62
2012	12.530240	14.018979	11.88%	64
2011	15.571425	12.530240	-19.53%	64
2010	13.160003	15.571425	18.32%	79
2009	8.197435	13.160003	60.54%	131
2008	13.291398	8.197435	-38.33%	163
2007	12.861125	13.291398	3.35%	240
2006	12.452706	12.861125	3.28%	262
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	317
2012	11.344069	14.555434	28.31%	139
2011	10.491378	11.344069	8.13%	140
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	421
2012	11.100878	11.872305	6.95%	1,131
2011	10.751599	11.100878	3.25%	1,723
2010	10.272077	10.751599	4.67%	2,952
2009	9.587654	10.272077	7.14%	2,918
2008	10.931263	9.587654	-12.29%	136,757
2007	10.607728	10.931263	3.05%	107,800
2006	10.456755	10.607728	1.44%	22,902
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
2006	14.821686	16.087202	8.54%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.183952	-18.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	2,934

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	2,618
2012	14.791041	15.627386	5.65%	212
2011	15.827575	14.791041	-6.55%	1,959
2010	12.746062	15.827575	24.18%	6,690
2009	8.524956	12.746062	49.51%	6,227

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.276721	29.799540	-7.67%	8
2014	30.261854	32.276721	6.66%	779
2013	22.458355	30.261854	34.75%	797
2012	19.364694	22.458355	15.98%	799
2011	21.645669	19.364694	-10.54%	800
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.657600	12.085906	-4.52%	0
2014	12.516108	12.657600	1.13%	2,036
2013	13.969137	12.516108	-10.40%	2,020
2012	13.288066	13.969137	5.13%	1,858
2011	12.145743	13.288066	9.41%	1,833
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	0
2011	13.711769	13.311218	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.742291	-2.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	0
2013	16.687695	19.739772	18.29%	0
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.129296	13.858492	-8.40%	0
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	935
2012	12.027057	12.886085	7.14%	936
2011	12.044597	12.027057	-0.15%	931
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.295277	13.920827	-2.62%	19,110
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	5,219
2012	11.574966	12.643856	9.23%	5,436
2011	11.873459	11.574966	-2.51%	5,652
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.821828	14.443940	-2.55%	593
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	1,153
2012	11.551050	12.785948	10.69%	1,877
2011	11.946635	11.551050	-3.31%	678
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.467076	15.062039	-2.62%	2,515
2014	15.083411	15.467076	2.54%	2,517
2013	12.690069	15.083411	18.86%	2,519
2012	11.254305	12.690069	12.76%	2,521
2011	11.829935	11.254305	-4.87%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	209
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.471624	20.129717	-6.25%	0
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	0
2012	14.098424	16.155606	14.59%	0
2011	14.306539	14.098424	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.099004	24.175276	4.66%	264
2014	21.253794	23.099004	8.68%	1,564
2013	15.962768	21.253794	33.15%	1,588
2012	14.253099	15.962768	12.00%	1,504
2011	14.562929	14.253099	-2.13%	1,297
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.088037	12.704293	-2.93%	1,205
2014	12.657694	13.088037	3.40%	1,203
2013	13.202218	12.657694	-4.12%	1,189
2012	12.770479	13.202218	3.38%	42
2011	12.186292	12.770479	4.79%	37
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.382591	33.112218	-3.69%	23
2014	33.122328	34.382591	3.80%	999
2013	24.900640	33.122328	33.02%	1,005
2012	22.202713	24.900640	12.15%	1,034
2011	25.439024	22.202713	-12.72%	1,052
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	0
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.191621	27.374044	-9.33%	0
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	0
2011	21.053389	19.837005	-5.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	89
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	0
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	445
2013	9.686824	12.954788	33.74%	478
2012*	10.000000	9.686824	-3.13%	478
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.732986	-2.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.535550	30.175337	9.59%	31
2014	25.930457	27.535550	6.19%	474
2013	20.236256	25.930457	28.14%	508
2012	16.689381	20.236256	21.25%	623
2011	18.318292	16.689381	-8.89%	516
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	225
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.842325	25.063313	-3.01%	518
2014	23.952869	25.842325	7.89%	1,541
2013	18.043582	23.952869	32.75%	1,576
2012	15.905352	18.043582	13.44%	1,048
2011	16.321966	15.905352	-2.55%	1,051
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.678761	-3.21%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.538248	20.149278	-6.45%	98
2014	19.478221	21.538248	10.58%	284
2013	15.110100	19.478221	28.91%	316
2012	13.486709	15.110100	12.04%	367
2011	13.708726	13.486709	-1.62%	431

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.681474	13.525972	-1.14%	56,626
2014	13.310690	13.681474	2.79%	64,014
2013	11.028213	13.310690	20.70%	63,328
2012	9.735254	11.028213	13.28%	44,936
2011	9.852092	9.735254	-1.19%	31,259
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.979650	10.724241	-2.33%	29,873
2014	10.683291	10.979650	2.77%	31,569
2013	11.200755	10.683291	-4.62%	34,952
2012	10.900226	11.200755	2.76%	25,166
2011	10.530616	10.900226	3.51%	24,050
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.470660	15.093694	4.31%	44
2014	14.514649	14.470660	-0.30%	138
2013	11.524943	14.514649	25.94%	141
2012	9.642894	11.524943	19.52%	167
2011	10.860433	9.642894	-11.21%	190
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.837801	14.417891	4.19%	440
2014	13.079528	13.837801	5.80%	2,216
2013	10.307778	13.079528	26.89%	2,250
2012	8.968657	10.307778	14.93%	1,820
2011	9.611252	8.968657	-6.69%	1,867
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.666441	12.535173	-1.04%	25,404
2014	11.737675	12.666441	7.91%	30,230
2013	9.016676	11.737675	30.18%	36,020
2012	7.868002	9.016676	14.60%	34,443
2011	8.220211	7.868002	-4.28%	36,237
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.203218	21.235775	-8.48%	0
2014	21.758697	23.203218	6.64%	0
2013	16.426574	21.758697	32.46%	0
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.387130	10.795794	-5.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	1,409
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.020417	11.643302	-3.14%	22,137
2014	11.772357	12.020417	2.11%	35,991
2013	10.487632	11.772357	12.25%	47,746
2012	9.646172	10.487632	8.72%	56,767
2011	9.986977	9.646172	-3.41%	57,141
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.250041	11.833410	-3.40%	21,958
2014	11.951410	12.250041	2.50%	43,810
2013	10.068560	11.951410	18.70%	31,861
2012	9.050311	10.068560	11.25%	37,907
2011	9.574150	9.050311	-5.47%	38,421
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	12,411
2013	10.904150	11.201751	2.73%	42,816
2012	10.361633	10.904150	5.24%	53,377
2011	10.436119	10.361633	-0.71%	54,467
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.147767	11.765889	-3.14%	31,278
2014	11.866058	12.147767	2.37%	35,380
2013	10.288671	11.866058	15.33%	26,567
2012	9.352918	10.288671	10.00%	22,041
2011	9.781278	9.352918	-4.38%	23,621
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	1,449
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	56,257
2013	10.677747	11.628374	8.90%	61,861
2012	9.911812	10.677747	7.73%	67,799
2011	10.151402	9.911812	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.032256	11.766749	-2.21%	1,295
2014	11.753335	12.032256	2.37%	1,308
2013	12.512938	11.753335	-6.07%	1,272
2012	12.402888	12.512938	0.89%	44
2011	11.811251	12.402888	5.01%	38
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.587732	21.892629	-3.08%	3,822
2014	21.976637	22.587732	2.78%	19,603
2013	17.641099	21.976637	24.58%	4,160
2012	15.547767	17.641099	13.46%	2,636
2011	16.530524	15.547767	-5.95%	2,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.837165	14.500350	-2.27%	10,802
2014	14.490979	14.837165	2.39%	11,182
2013	13.049928	14.490979	11.04%	3,089
2012	12.186662	13.049928	7.08%	4,225
2011	12.338344	12.186662	-1.23%	5,088
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.948937	16.504731	-2.62%	2,434
2014	16.454880	16.948937	3.00%	2,436
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.103123	12.861902	-1.84%	3,717
2014	12.882997	13.103123	1.71%	8,152
2013	12.552822	12.882997	2.63%	8,152
2012	12.191753	12.552822	2.96%	8,152
2011	12.098070	12.191753	0.77%	8,152

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.032786	17.594988	-2.43%	57,009
2014	17.512259	18.032786	2.97%	53,988
2013	15.337575	17.512259	14.18%	62,948
2012	14.138667	15.337575	8.48%	67,431
2011	14.447136	14.138667	-2.14%	45,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.682040	20.099911	-2.81%	125,101
2014	20.127929	20.682040	2.75%	110,618
2013	16.800084	20.127929	19.81%	88,484
2012	15.085484	16.800084	11.37%	6,231
2011	15.743222	15.085484	-4.18%	5,925
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.637618	15.304545	-2.13%	27,448
2014	15.250271	15.637618	2.54%	49,567
2013	14.097796	15.250271	8.17%	47,900
2012	13.329259	14.097796	5.77%	49,805
2011	13.339394	13.329259	-0.08%	26,292
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.432335	21.994125	2.62%	214
2014	20.165435	21.432335	6.28%	220
2013	15.113690	20.165435	33.42%	236
2012	13.036939	15.113690	15.93%	0
2011	13.656746	13.036939	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.624771	30.175994	-4.58%	260
2014	29.522061	31.624771	7.12%	264
2013	22.664722	29.522061	30.26%	270
2012	19.708343	22.664722	15.00%	10
2011	20.655840	19.708343	-4.59%	11

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.038357	8.848554	-2.10%	1,405
2014	9.232234	9.038357	-2.10%	2,475
2013	9.430266	9.232234	-2.10%	2,363
2012	9.633102	9.430266	-2.11%	1,083
2011	9.839155	9.633102	-2.09%	985
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.220555	13.519510	-4.93%	0
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.268527	9.987045	-2.74%	621
2014	10.632574	10.268527	-3.42%	584
2013	8.969949	10.632574	18.54%	574
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.368478	13.314687	-7.33%	76
2014	16.249274	14.368478	-11.57%	68
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	831
2013	9.660589	12.712618	31.59%	893
2012	8.496867	9.660589	13.70%	893
2011	8.968663	8.496867	-5.26%	893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.734813	13.399857	-2.44%	555
2014	13.526317	13.734813	1.54%	590
2013	9.968046	13.526317	35.70%	570
2012	8.881687	9.968046	12.23%	0
2011	9.494444	8.881687	-6.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	0
2011	13.796402	13.390907	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.546364	28.941373	-8.26%	75
2014	30.181215	31.546364	4.52%	75
2013	22.016351	30.181215	37.09%	74
2012	18.693871	22.016351	17.77%	26
2011	20.195437	18.693871	-7.44%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.804245	26.704411	-3.96%	113
2014	28.243703	27.804245	-1.56%	117
2013	20.525741	28.243703	37.60%	110
2012	18.196320	20.525741	12.80%	0
2011	19.730922	18.196320	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	153
2011	9.019006	9.372044	3.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.989310	9.746170	-2.43%	1,809
2014	10.153430	9.989310	-1.62%	3,411
2013	10.360309	10.153430	-2.00%	3,304
2012	10.222898	10.360309	1.34%	1,559
2011	10.307783	10.222898	-0.82%	1,474
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.195994	13.355354	-5.92%	673
2014	15.786737	14.195994	-10.08%	608
2013	13.427157	15.786737	17.57%	578
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.703145	9.516823	-1.92%	130
2014	9.851201	9.703145	-1.50%	131
2013	10.000830	9.851201	-1.50%	124
2012	9.766160	10.000830	2.40%	110
2011	9.946344	9.766160	-1.81%	96
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	944
2012	14.451181	15.700284	8.64%	945
2011	15.229701	14.451181	-5.11%	938
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.864353	22.070227	0.94%	570
2014	20.229362	21.864353	8.08%	1,127
2013	15.720688	20.229362	28.68%	1,223
2012	13.771324	15.720688	14.16%	597
2011	14.110498	13.771324	-2.40%	597
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.141181	30.467967	-8.07%	0
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.188872	17.371676	-9.47%	0
2014	17.700676	19.188872	8.41%	0
2013	13.325831	17.700676	32.83%	0
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.084743	19.379971	-8.09%	0
2014	19.628887	21.084743	7.42%	0
2013	13.949952	19.628887	40.71%	0
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	115
2011	10.487823	11.334453	8.07%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.181152	-18.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	516
2013	22.345359	30.094214	34.68%	741
2012	19.277145	22.345359	15.92%	624
2011	21.558803	19.277145	-10.58%	788
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.580243	12.005898	-4.57%	2,013
2014	12.445969	12.580243	1.08%	4,327
2013	13.897954	12.445969	-10.45%	6,872
2012	13.227132	13.897954	5.07%	6,051
2011	12.096200	13.227132	9.35%	3,961
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.811005	21.004914	-3.70%	0
2014	19.176220	21.811005	13.74%	17
2013	15.086477	19.176220	27.11%	7,406
2012	13.265997	15.086477	13.72%	8,682
2011	13.672148	13.265997	-2.97%	9,448
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.738966	-2.61%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.670493	30.267585	-4.43%	19
2014	30.789499	31.670493	2.86%	127
2013	22.361237	30.789499	37.69%	3,482
2012	19.745389	22.361237	13.25%	6,067
2011	20.065456	19.745389	-1.60%	7,293
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	360
2012	14.239301	16.088443	12.99%	1,984
2011	14.319483	14.239301	-0.56%	2,340
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.711751	19.716437	-4.81%	0
2014	19.630402	20.711751	5.51%	360
2013	16.603702	19.630402	18.23%	1,256
2012	15.407401	16.603702	7.76%	2,790
2011	14.479739	15.407401	6.41%	2,964
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.037798	13.767643	-8.45%	0
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	976
2012	11.972641	12.821216	7.09%	1,909
2011	11.996204	11.972641	-0.20%	2,021
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	4,297
2013	12.594405	13.949939	10.76%	6,139
2012	11.535594	12.594405	9.18%	6,659
2011	11.839105	11.535594	-2.56%	7,258
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.748866	14.365494	-2.60%	0
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	960
2012	11.511808	12.735999	10.63%	17,314
2011	11.912123	11.511808	-3.36%	47,029
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	5,713
2011	11.795751	11.216070	-4.91%	6,941
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	0
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.341819	19.997803	-6.30%	509
2014	20.105852	21.341819	6.15%	1,425
2013	16.074337	20.105852	25.08%	4,143
2012	14.034687	16.074337	14.53%	7,022
2011	14.249134	14.034687	-1.50%	7,112

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.959261	24.016745	4.61%	547
2014	21.136011	22.959261	8.63%	621
2013	15.882414	21.136011	33.08%	1,226
2012	14.188613	15.882414	11.94%	1,460
2011	14.504432	14.188613	-2.18%	847
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.008876	12.621001	-2.98%	4,279
2014	12.587552	13.008876	3.35%	11,309
2013	13.135777	12.587552	-4.17%	48,378
2012	12.712726	13.135777	3.33%	62,524
2011	12.137372	12.712726	4.74%	69,110
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.174658	32.895161	-3.74%	0
2014	32.938845	34.174658	3.75%	1,041
2013	24.775344	32.938845	32.95%	3,802
2012	22.102308	24.775344	12.09%	12,407
2011	25.336905	22.102308	-12.77%	14,083
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.368144	20.587144	1.08%	0
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	488
2012	11.321632	12.479263	10.22%	499
2011	11.300407	11.321632	0.19%	494

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.309221	21.976001	-5.72%	0
2014	21.910146	23.309221	6.39%	0
2013	17.265403	21.910146	26.90%	0
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.008931	27.194497	-9.38%	383
2014	30.494332	30.008931	-1.59%	1,250
2013	22.874618	30.494332	33.31%	4,838
2012	19.747243	22.874618	15.84%	9,762
2011	20.968819	19.747243	-5.83%	14,027
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	569
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.883995	14.230801	2.50%	0
2014	13.117540	13.883995	5.84%	0
2013	9.589447	13.117540	36.79%	450
2012*	10.000000	9.589447	-4.11%	564
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.639549	13.485313	-1.13%	0
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	145
2012*	10.000000	9.683468	-3.17%	1,925
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	664
2013	10.010170	12.727484	27.15%	660
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.729662	-2.70%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.369044	29.977540	9.53%	0
2014	25.786819	27.369044	6.14%	1,965
2013	20.134433	25.786819	28.07%	8,671
2012	16.613905	20.134433	21.19%	8,876
2011	18.244750	16.613905	-8.94%	10,285
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.719544	12.178962	-4.25%	0
2014	14.052265	12.719544	-9.48%	517
2013	10.169223	14.052265	38.18%	454
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.685975	24.898953	-3.06%	1,800
2014	23.820115	25.685975	7.83%	4,774
2013	17.952750	23.820115	32.68%	28,609
2012	15.833392	17.952750	13.39%	43,564
2011	16.256404	15.833392	-2.60%	57,324
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.402140	14.983190	4.03%	514
2014	14.553727	14.402140	-1.04%	1,975
2013	11.653050	14.553727	24.89%	8,550
2012	10.273024	11.653050	13.43%	9,755
2011	10.688282	10.273024	-3.89%	9,072
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.674986	-3.25%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	547
2013	15.081830	19.431838	28.84%	4,421
2012	13.468372	15.081830	11.98%	5,058
2011	13.697071	13.468372	-1.67%	6,018

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.621024	13.459339	-1.19%	16,716
2014	13.258642	13.621024	2.73%	60,274
2013	10.990690	13.258642	20.64%	88,806
2012	9.707105	10.990690	13.22%	124,298
2011	9.828613	9.707105	-1.24%	158,925
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.931131	10.671398	-2.38%	18,419
2014	10.641514	10.931131	2.72%	52,039
2013	11.162660	10.641514	-4.67%	75,098
2012	10.868716	11.162660	2.70%	113,918
2011	10.505524	10.868716	3.46%	119,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.406712	15.019315	4.25%	690
2014	14.457887	14.406712	-0.35%	1,948
2013	11.485739	14.457887	25.88%	8,211
2012	9.615008	11.485739	19.46%	9,246
2011	10.834550	9.615008	-11.26%	9,107
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	2,142
2013	10.272722	13.028408	26.83%	14,657
2012	8.942733	10.272722	14.87%	16,510
2011	9.588362	8.942733	-6.73%	17,491
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.616898	12.479772	-1.09%	17,751
2014	11.697730	12.616898	7.86%	51,991
2013	8.990572	11.697730	30.11%	79,766
2012	7.849255	8.990572	14.54%	145,706
2011	8.204802	7.849255	-4.33%	165,224
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.062893	21.096566	-8.53%	284
2014	21.638154	23.062893	6.58%	591
2013	16.343914	21.638154	32.39%	6,157
2012	14.135318	16.343914	15.62%	11,350
2011	14.823207	14.135318	-4.64%	13,698
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.377433	10.781102	-5.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	364
2011	8.584485	7.421099	-13.55%	393
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.297649	13.931710	-2.56%	1,575
2014	13.222171	14.297649	8.13%	5,052
2013	9.752647	13.222171	35.58%	29,166
2012	8.948768	9.752647	8.98%	52,703
2011	9.453736	8.948768	-5.34%	68,670
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	2,477
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	62,159
2013	10.462682	11.738363	12.19%	63,468
2012	9.628146	10.462682	8.67%	149,427
2011	9.973398	9.628146	-3.46%	212,777
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.208387	11.787153	-3.45%	3,630
2014	11.916848	12.208387	2.45%	28,554
2013	10.044574	11.916848	18.64%	90,731
2012	9.033388	10.044574	11.19%	102,052
2011	9.561116	9.033388	-5.52%	103,226
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.293880	10.969941	-2.87%	29,863
2014	11.169368	11.293880	1.11%	30,384
2013	10.878184	11.169368	2.68%	30,904
2012	10.342256	10.878184	5.18%	32,359
2011	10.421908	10.342256	-0.76%	34,917
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.770090	10.085979	-6.35%	5,623
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.106433	11.719853	-3.19%	43,168
2014	11.831720	12.106433	2.32%	71,228
2013	10.264140	11.831720	15.27%	93,023
2012	9.335399	10.264140	9.95%	110,578
2011	9.767952	9.335399	-4.43%	139,788
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.142278	11.702050	-3.63%	1,659
2014	11.867707	12.142278	2.31%	14,457
2013	9.759166	11.867707	21.61%	59,475
2012	8.704464	9.759166	12.12%	114,725
2011	9.331274	8.704464	-6.72%	121,147
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	26,593
2013	10.652325	11.594761	8.85%	71,089
2012	9.893273	10.652325	7.67%	79,661
2011	10.137580	9.893273	-2.41%	97,272
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.645063	11.294355	-3.01%	1,622
2014	11.368969	11.645063	2.43%	3,234
2013	11.871478	11.368969	-4.23%	25,127
2012	11.288265	11.871478	5.17%	28,005
2011	10.858224	11.288265	3.96%	36,189
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	14,651
2012	12.240525	12.829222	4.81%	12,927
2011	11.795397	12.240525	3.77%	12,165
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.959489	11.689619	-2.26%	1,754
2014	11.688212	11.959489	2.32%	4,478
2013	12.449973	11.688212	-6.12%	36,438
2012	12.346802	12.449973	0.84%	50,753
2011	11.763830	12.346802	4.96%	56,649
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	82
2013	7.549373	8.684487	15.04%	81
2012	6.696046	7.549373	12.74%	253
2011	7.603263	6.696046	-11.93%	251
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	148
2012	7.262970	8.400722	15.67%	175
2011	8.516680	7.262970	-14.72%	190
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.451176	21.749160	-3.13%	0
2014	21.854938	22.451176	2.73%	3,507
2013	17.552359	21.854938	24.51%	24,553
2012	15.477474	17.552359	13.41%	49,517
2011	16.464175	15.477474	-5.99%	67,981
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.794290	14.451064	-2.32%	881
2014	14.456487	14.794290	2.34%	6,653
2013	13.025523	14.456487	10.99%	47,921
2012	12.170096	13.025523	7.03%	70,184
2011	12.327843	12.170096	-1.28%	95,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.899940	16.448610	-2.67%	48,634
2014	16.415705	16.899940	2.95%	73,892
2013	14.039375	16.415705	16.93%	92,340
2012	12.782689	14.039375	9.83%	92,388
2011	13.186361	12.782689	-3.06%	87,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.023907	12.777624	-1.89%	9,521
2014	12.811652	13.023907	1.66%	47,696
2013	12.489681	12.811652	2.58%	49,898
2012	12.136632	12.489681	2.91%	59,822
2011	12.049500	12.136632	0.72%	83,402

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.923691	17.479615	-2.48%	37,063
2014	17.415214	17.923691	2.92%	86,056
2013	15.260369	17.415214	14.12%	144,162
2012	14.074710	15.260369	8.42%	181,019
2011	14.389123	14.074710	-2.19%	222,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.556890	19.968070	-2.86%	25,281
2014	20.016368	20.556890	2.70%	34,230
2013	16.715505	20.016368	19.75%	55,955
2012	15.017217	16.715505	11.31%	258,617
2011	15.679972	15.017217	-4.23%	349,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.543013	15.204169	-2.18%	28,366
2014	15.165754	15.543013	2.49%	30,214
2013	14.026830	15.165754	8.12%	74,419
2012	13.268954	14.026830	5.71%	87,928
2011	13.285812	13.268954	-0.13%	117,094
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.370417	21.919384	2.57%	0
2014	20.117464	21.370417	6.23%	1,172
2013	15.085423	20.117464	33.36%	6,753
2012	13.019223	15.085423	15.87%	15,975
2011	13.645142	13.019223	-4.59%	14,891
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	614
2012	19.619205	22.550669	14.94%	2,456
2011	20.572894	19.619205	-4.64%	2,689

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.983507	8.790365	-2.15%	2,215
2014	9.180892	8.983507	-2.15%	5,581
2013	9.382613	9.180892	-2.15%	18,029
2012	9.589344	9.382613	-2.16%	18,456
2011	9.799448	9.589344	-2.14%	18,739
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.134577	13.430901	-4.98%	0
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	2,423
2012	13.085829	14.372269	9.83%	2,287
2011	12.669703	13.085829	3.28%	2,489
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.233633	9.948025	-2.79%	1,786
2014	10.601854	10.233633	-3.47%	4,414
2013	8.948602	10.601854	18.47%	34,939
2012	7.916925	8.948602	13.03%	62,055
2011	8.952102	7.916925	-11.56%	74,793
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.283110	13.228809	-7.38%	0
2014	16.160982	14.283110	-11.62%	67
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.662073	13.786714	0.91%	618
2014	12.675861	13.662073	7.78%	2,473
2013	9.637576	12.675861	31.53%	12,203
2012	8.480971	9.637576	13.64%	22,808
2011	8.956444	8.480971	-5.31%	30,584
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	576
2012	7.908241	9.099031	15.06%	691
2011	8.606015	7.908241	-8.11%	712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.688071	13.347436	-2.49%	1,719
2014	13.487189	13.688071	1.49%	3,519
2013	9.944282	13.487189	35.63%	15,742
2012	8.865053	9.944282	12.17%	29,485
2011	9.481495	8.865053	-6.50%	37,831

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.464495	15.645570	-4.97%	1,384
2014	14.378908	16.464495	14.50%	2,498
2013	10.830592	14.378908	32.76%	18,460
2012	9.513974	10.830592	13.84%	35,218
2011	9.953671	9.513974	-4.42%	43,858
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	78
2013	14.750783	20.777610	40.86%	463
2012	13.330323	14.750783	10.66%	534
2011	13.740977	13.330323	-2.99%	621
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.355557	28.751638	-8.30%	0
2014	30.013992	31.355557	4.47%	5
2013	21.905542	30.013992	37.02%	500
2012	18.609309	21.905542	17.71%	589
2011	20.114343	18.609309	-7.48%	690
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.636056	26.529328	-4.00%	281
2014	28.087212	27.636056	-1.61%	292
2013	20.422430	28.087212	37.53%	273
2012	18.114007	20.422430	12.74%	327
2011	19.651678	18.114007	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.469179	20.161635	-1.50%	1,599
2014	18.708276	20.469179	9.41%	2,996
2013	14.618193	18.708276	27.98%	21,683
2012	13.122958	14.618193	11.39%	36,142
2011	13.360187	13.122958	-1.78%	47,891
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	780
2013	10.335646	10.124076	-2.05%	3,811
2012	10.203793	10.335646	1.29%	4,047
2011	10.293761	10.203793	-0.87%	3,777
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.154944	13.309931	-5.97%	2,023
2014	15.749135	14.154944	-10.12%	4,493
2013	13.402022	15.749135	17.51%	25,722
2012	11.455869	13.402022	16.99%	46,553
2011	13.368509	11.455869	-14.31%	55,170
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.593644	27.268926	-1.18%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.644460	9.454441	-1.97%	1,707
2014	9.796615	9.644460	-1.55%	5,884
2013	9.950491	9.796615	-1.55%	16,959
2012	9.721973	9.950491	2.35%	24,526
2011	9.906396	9.721973	-1.86%	33,352
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	331
2012	14.387365	15.622947	8.59%	1,409
2011	15.170175	14.387365	-5.16%	1,572
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	0
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.732156	21.925576	0.89%	1,020
2014	20.117327	21.732156	8.03%	2,302
2013	15.641602	20.117327	28.61%	19,534
2012	13.709058	15.641602	14.10%	35,772
2011	14.053857	13.709058	-2.45%	47,874
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	0
2013	21.911475	30.150620	37.60%	293
2012	19.031177	21.911475	15.13%	346
2011	19.923293	19.031177	-4.48%	386
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.029176	10.814584	-1.95%	3,447
2014	11.187797	11.029176	-1.42%	5,767
2013	11.460232	11.187797	-2.38%	24,677
2012	11.075823	11.460232	3.47%	30,541
2011	11.205585	11.075823	-1.16%	29,231
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.410747	10.221099	-1.82%	2,380
2014	10.213832	10.410747	1.93%	6,419
2013	10.657042	10.213832	-4.16%	6,459
2012	9.946827	10.657042	7.14%	5,030
2011*	10.000000	9.946827	-0.53%	2,423
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.074857	17.259641	-9.52%	0
2014	17.604506	19.074857	8.35%	0
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.959382	19.254906	-8.13%	0
2014	19.522153	20.959382	7.36%	0
2013	13.881175	19.522153	40.64%	0
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	815
2012	11.003070	11.755656	6.84%	2,683
2011	10.667727	11.003070	3.14%	2,655
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.178353	-18.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.874220	20.786855	-4.97%	0
2014	22.782777	21.874220	-3.99%	107
2013	15.498174	22.782777	47.00%	92
2012	14.683773	15.498174	5.55%	79
2011	15.728823	14.683773	-6.64%	172

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	328
2012	19.189871	22.232804	15.86%	499
2011	21.472153	19.189871	-10.63%	559
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.503325	11.926397	-4.61%	146
2014	12.376204	12.503325	1.03%	930
2013	13.827122	12.376204	-10.49%	4,961
2012	13.166455	13.827122	5.02%	18,326
2011	12.046846	13.166455	9.29%	19,005
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.703488	20.890693	-3.74%	787
2014	19.091446	21.703488	13.68%	847
2013	15.027459	19.091446	27.04%	9
2012	13.220882	15.027459	13.66%	497
2011	13.632612	13.220882	-3.02%	4,470
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.735632	-2.64%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.560631	11.490393	-8.52%	369
2014	12.159997	12.560631	3.29%	373
2013*	10.000000	12.159997	21.60%	381
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.478881	30.069101	-4.48%	7
2014	30.618868	31.478881	2.81%	668
2013	22.248661	30.618868	37.62%	1,147
2012	19.656053	22.248661	13.19%	1,558
2011	19.984863	19.656053	-1.65%	1,935
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	3,700
2013	16.007451	20.619086	28.81%	6,435
2012	14.174868	16.007451	12.93%	6,738
2011	14.261960	14.174868	-0.61%	7,498
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	49
2011	14.421564	15.337686	6.35%	52
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.946789	13.677333	-8.49%	0
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.676154	14.287368	-2.65%	5,855
2014	14.347007	14.676154	2.29%	5,857
2013	12.686185	14.347007	13.09%	5,859
2012	11.472664	12.686185	10.58%	9,999
2011	11.877674	11.472664	-3.41%	10,802
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	746
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.212633	19.866582	-6.35%	903
2014	19.994366	21.212633	6.09%	8,780
2013	15.993367	19.994366	25.02%	9,441
2012	13.971141	15.993367	14.47%	14,459
2011	14.191850	13.971141	-1.56%	21,417

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.820347	23.859236	4.55%	59
2014	21.018865	22.820347	8.57%	1,053
2013	15.802459	21.018865	33.01%	1,049
2012	14.124403	15.802459	11.88%	1,063
2011	14.446158	14.124403	-2.23%	1,084
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.930203	12.538269	-3.03%	406
2014	12.517818	12.930203	3.29%	5,771
2013	13.069669	12.517818	-4.22%	10,890
2012	12.655223	13.069669	3.27%	18,712
2011	12.088622	12.655223	4.69%	23,091
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.967851	32.679385	-3.79%	300
2014	32.756258	33.967851	3.70%	2,067
2013	24.650595	32.756258	32.88%	2,569
2012	22.002291	24.650595	12.04%	5,422
2011	25.235136	22.002291	-12.81%	8,519
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.244873	20.452099	1.02%	292
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	1,116
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	1,406
2013	12.436769	13.858930	11.44%	1,406
2012	11.288871	12.436769	10.17%	2,414
2011	11.273453	11.288871	0.14%	2,533

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	2,183
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.827358	27.016132	-9.42%	111
2014	30.325331	29.827358	-1.64%	97
2013	22.759468	30.325331	33.24%	460
2012	19.657896	22.759468	15.78%	876
2011	20.884584	19.657896	-5.87%	1,908
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	5,731
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	37
2012*	10.000000	9.680111	-3.20%	4,120
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	1,408
2013	13.253920	16.220172	22.38%	1,408
2012	11.372019	13.253920	16.55%	1,408
2011	12.530308	11.372019	-9.24%	1,408
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.415603	12.362025	-7.85%	1,345
2014	12.716657	13.415603	5.50%	1,401
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.726339	-2.74%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.203452	29.780955	9.47%	387
2014	25.643905	27.203452	6.08%	731
2013	20.033088	25.643905	28.01%	2,048
2012	16.538740	20.033088	21.13%	7,819
2011	18.171475	16.538740	-8.99%	9,100
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.530576	24.735666	-3.11%	635
2014	23.688108	25.530576	7.78%	888
2013	17.862377	23.688108	32.61%	2,035
2012	15.761758	17.862377	13.33%	7,958
2011	16.191113	15.761758	-2.65%	15,965
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.367827	14.939858	3.98%	2,056
2014	14.526499	14.367827	-1.09%	2,219
2013	11.637191	14.526499	24.83%	336
2012	10.264305	11.637191	13.38%	359
2011	10.684664	10.264305	-3.93%	1,495
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.671201	-3.29%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.413917	20.012495	-6.54%	518
2014	19.385574	21.413917	10.46%	5,565
2013	15.053604	19.385574	28.78%	7,025
2012	13.450060	15.053604	11.92%	7,646
2011	13.685425	13.450060	-1.72%	8,237

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.560787	13.392959	-1.24%	172,257
2014	13.206766	13.560787	2.68%	159,947
2013	10.953289	13.206766	20.57%	237,552
2012	9.679028	10.953289	13.17%	398,996
2011	9.805182	9.679028	-1.29%	444,353
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.882810	10.618800	-2.43%	124,640
2014	10.599899	10.882810	2.67%	120,912
2013	11.124682	10.599899	-4.72%	229,874
2012	10.837297	11.124682	2.65%	397,918
2011	10.480500	10.837297	3.40%	388,627
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.342990	14.945249	4.20%	626
2014	14.401302	14.342990	-0.40%	5,485
2013	11.446637	14.401302	25.81%	6,433
2012	9.587174	11.446637	19.40%	6,738
2011	10.808710	9.587174	-11.30%	9,549
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.715751	14.276144	4.09%	1,557
2014	12.977426	13.715751	5.69%	13,361
2013	10.237758	12.977426	26.76%	16,923
2012	8.916863	10.237758	14.81%	23,797
2011	9.565490	8.916863	-6.78%	33,635
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.567526	12.424579	-1.14%	112,257
2014	11.657913	12.567526	7.80%	106,015
2013	8.964552	11.657913	30.04%	214,176
2012	7.830551	8.964552	14.48%	493,101
2011	8.189432	7.830551	-4.38%	526,597
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.923327	20.958174	-8.57%	2,305
2014	21.518216	22.923327	6.53%	2,258
2013	16.261624	21.518216	32.33%	1,128
2012	14.071359	16.261624	15.57%	5,964
2011	14.763659	14.071359	-4.69%	8,975
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.367732	10.766406	-5.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	5,707
2013	8.463422	11.880708	40.38%	5,925
2012	7.407212	8.463422	14.26%	6,698
2011	8.572783	7.407212	-13.60%	7,050
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.248936	13.877142	-2.61%	62
2014	13.183866	14.248936	8.08%	516
2013	9.729364	13.183866	35.51%	2,535
2012	8.931994	9.729364	8.93%	5,507
2011	9.440831	8.931994	-5.39%	8,465
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.081451	11.608388	-3.92%	1,293
2014	11.821642	12.081451	2.20%	1,296
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.938789	11.552426	-3.24%	57,235
2014	11.704365	11.938789	2.00%	93,985
2013	10.437720	11.704365	12.14%	145,303
2012	9.610103	10.437720	8.61%	425,861
2011	9.959791	9.610103	-3.51%	572,690
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.166858	11.741049	-3.50%	399
2014	11.882387	12.166858	2.39%	11,193
2013	10.020638	11.882387	18.58%	11,373
2012	9.016475	10.020638	11.14%	45,690
2011	9.548087	9.016475	-5.57%	94,696
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.255488	10.927071	-2.92%	2,027
2014	11.137086	11.255488	1.06%	2,391
2013	10.852280	11.137086	2.62%	2,757
2012	10.322914	10.852280	5.13%	4,364
2011	10.407724	10.322914	-0.81%	4,440
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.065292	11.674066	-3.24%	120,280
2014	11.797543	12.065292	2.27%	132,108
2013	10.239715	11.797543	15.21%	114,244
2012	9.317957	10.239715	9.89%	104,791
2011	9.754667	9.317957	-4.48%	54,506
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	2,459
2012	9.874778	10.626957	7.62%	11,607
2011	10.123792	9.874778	-2.46%	67,787
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	748
2012	11.267148	11.843194	5.11%	631
2011	10.843428	11.267148	3.91%	2,224
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	7,675
2013	12.798656	12.260619	-4.20%	8,593
2012	12.217619	12.798656	4.76%	16,036
2011	11.779323	12.217619	3.72%	14,461
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.887106	11.612923	-2.31%	65
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	2,325
2012	12.290923	12.387283	0.78%	3,796
2011	11.716553	12.290923	4.90%	7,248
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	407
2012	6.683524	7.531388	12.69%	3,374
2011	7.592916	6.683524	-11.98%	3,477
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	2,823
2013	8.372107	9.908397	18.35%	2,683
2012	7.241943	8.372107	15.61%	2,844
2011	8.496374	7.241943	-14.76%	2,766
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.315306	21.606498	-3.18%	16,343
2014	21.733789	22.315306	2.68%	14,687
2013	17.463989	21.733789	24.45%	22,976
2012	15.407437	17.463989	13.35%	24,168
2011	16.398041	15.407437	-6.04%	34,827
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.751467	14.401864	-2.37%	40,135
2014	14.422004	14.751467	2.28%	70,500
2013	13.001097	14.422004	10.93%	74,520
2012	12.153512	13.001097	6.97%	50,987
2011	12.317334	12.153512	-1.33%	7,500
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.851083	16.392681	-2.72%	6,974
2014	16.376602	16.851083	2.90%	6,974
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	9,263
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.945045	12.693762	-1.94%	9,091
2014	12.740586	12.945045	1.60%	9,091
2013	12.426751	12.740586	2.53%	9,091
2012	12.081680	12.426751	2.86%	9,091
2011	12.001071	12.081680	0.67%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.815286	17.365008	-2.53%	114,431
2014	17.318724	17.815286	2.87%	94,293
2013	15.183567	17.318724	14.06%	83,528
2012	14.011054	15.183567	8.37%	147,962
2011	14.331351	14.011054	-2.23%	172,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.432495	19.837104	-2.91%	10,700
2014	19.905411	20.432495	2.65%	22,587
2013	16.631340	19.905411	19.69%	29,790
2012	14.949262	16.631340	11.25%	103,045
2011	15.616983	14.949262	-4.28%	138,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.448958	15.104456	-2.23%	6,490
2014	15.081694	15.448958	2.44%	6,450
2013	13.956215	15.081694	8.06%	34,772
2012	13.208920	13.956215	5.66%	97,002
2011	13.232452	13.208920	-0.18%	93,783
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.308616	21.844833	2.52%	481
2014	20.069524	21.308616	6.17%	2,610
2013	15.057173	20.069524	33.29%	2,652
2012	13.001498	15.057173	15.81%	5,198
2011	13.633525	13.001498	-4.64%	15,699
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.243306	29.781555	-4.68%	127
2014	29.195791	31.243306	7.01%	5,108
2013	22.437147	29.195791	30.12%	6,606
2012	19.530446	22.437147	14.88%	10,168
2011	20.490280	19.530446	-4.68%	12,146

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.928965	8.732526	-2.20%	1,056
2014	9.129818	8.928965	-2.20%	8,220
2013	9.335189	9.129818	-2.20%	13,948
2012	9.545762	9.335189	-2.21%	28,828
2011	9.759894	9.545762	-2.19%	27,596
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.049031	13.342799	-5.03%	5,574
2014	13.828018	14.049031	1.60%	12,560
2013	14.299888	13.828018	-3.30%	9,252
2012	13.026591	14.299888	9.77%	14,363
2011	12.618769	13.026591	3.23%	14,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.198779	9.909075	-2.84%	104
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	1,479
2012	7.902091	8.927250	12.97%	4,843
2011	8.939901	7.902091	-11.61%	7,722
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.198122	13.143383	-7.43%	137
2014	16.073054	14.198122	-11.67%	6,100
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.615611	13.732808	0.86%	33
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	889
2012	8.465103	9.614618	13.58%	1,997
2011	8.944253	8.465103	-5.36%	3,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	8,536
2013	9.077336	11.987376	32.06%	10,106
2012	7.893419	9.077336	15.00%	10,912
2011	8.594269	7.893419	-8.15%	11,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.641543	13.295271	-2.54%	678
2014	13.448209	13.641543	1.44%	673
2013	9.920609	13.448209	35.56%	2,038
2012	8.848477	9.920609	12.12%	6,989
2011	9.468588	8.848477	-6.55%	9,099

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.408460	15.584364	-5.02%	340
2014	14.337307	16.408460	14.45%	5,419
2013	10.804765	14.337307	32.69%	6,800
2012	9.496154	10.804765	13.78%	8,984
2011	9.940108	9.496154	-4.47%	11,327
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.720754	20.372175	-1.68%	111
2014	20.662449	20.720754	0.28%	123
2013	14.676513	20.662449	40.79%	93
2012	13.269999	14.676513	10.60%	112
2011	13.685788	13.269999	-3.04%	130
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	1,720
2013	21.795270	29.847658	36.95%	1,641
2012	18.525111	21.795270	17.65%	1,846
2011	20.033551	18.525111	-7.53%	2,791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	1,567
2013	20.319595	27.931512	37.46%	1,682
2012	18.032036	20.319595	12.69%	3,505
2011	19.572741	18.032036	-7.87%	4,301
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.345283	20.029362	-1.55%	44
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	791
2012	13.063558	14.544570	11.34%	2,285
2011	13.306493	13.063558	-1.83%	4,158
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.921478	9.670095	-2.53%	1,212
2014	10.094804	9.921478	-1.72%	9,435
2013	10.311022	10.094804	-2.10%	14,874
2012	10.184712	10.311022	1.24%	19,650
2011	10.279747	10.184712	-0.92%	19,211
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.113984	13.264625	-6.02%	1,046
2014	15.711594	14.113984	-10.17%	907
2013	13.376906	15.711594	17.45%	1,811
2012	11.440266	13.376906	16.93%	3,905
2011	13.357126	11.440266	-14.35%	5,903
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	7,961
2013	9.900358	9.742269	-1.60%	9,629
2012	9.677955	9.900358	2.30%	18,118
2011	9.866572	9.677955	-1.91%	17,469
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.978848	9.054037	0.84%	2,194
2014*	10.000000	8.978848	-10.21%	2,311

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.600670	21.781778	0.84%	235
2014	20.005831	21.600670	7.97%	193
2013	15.562853	20.005831	28.55%	1,019
2012	13.647025	15.562853	14.04%	6,499
2011	13.997406	13.647025	-2.50%	9,010
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.741484	30.069747	-8.16%	464
2014	29.983512	32.741484	9.20%	515
2013	21.801155	29.983512	37.53%	45
2012	18.945064	21.801155	15.08%	1,184
2011	19.843257	18.945064	-4.53%	1,366
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.997248	10.777766	-2.00%	5,533
2014	11.161119	10.997248	-1.47%	5,828
2013	11.438755	11.161119	-2.43%	2,400
2012	11.060744	11.438755	3.42%	8,213
2011	11.196028	11.060744	-1.21%	10,279
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.391266	10.196770	-1.87%	978
2014	10.199928	10.391266	1.88%	1,030
2013	10.647977	10.199928	-4.21%	1,092
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.961451	17.148251	-9.56%	0
2014	17.508788	18.961451	8.30%	0
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.834759	19.130622	-8.18%	0
2014	19.415999	20.834759	7.31%	0
2013	13.812752	19.415999	40.57%	0
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	179
2012	10.954417	11.697682	6.79%	171
2011	10.625978	10.954417	3.09%	160
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.175556	-18.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.761296	20.668980	-5.02%	65
2014	22.676759	21.761296	-4.04%	69
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.694266	29.216938	-7.82%	0
2014	29.761369	31.694266	6.49%	0
2013	22.120795	29.761369	34.54%	0
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.426837	11.847379	-4.66%	0
2014	12.306787	12.426837	0.98%	0
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	2,035
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.596512	20.777100	-3.79%	0
2014	19.007056	21.596512	13.62%	0
2013	14.968686	19.007056	26.98%	291
2012	13.175924	14.968686	13.61%	763
2011	13.593186	13.175924	-3.07%	1,395
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.732303	-2.68%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.288254	29.871721	-4.53%	28
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	13
2012	19.567037	22.136555	13.13%	557
2011	19.904520	19.567037	-1.70%	687
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	226
2012	14.110692	15.926800	12.87%	240
2011	14.204638	14.110692	-0.66%	925
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	212
2012	15.268266	16.436907	7.65%	438
2011	14.363631	15.268266	6.30%	1,211
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.856271	13.587536	-8.54%	0
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	670
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.084973	13.695016	-2.77%	0
2014	13.826916	14.084973	1.87%	244
2013	12.496093	13.826916	10.65%	246
2012	11.457282	12.496093	9.07%	248
2011	11.770734	11.457282	-2.66%	251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	182
2011	11.843328	11.433657	-3.46%	311
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	625
2011	11.727594	11.139882	-5.01%	751
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.084141	19.736154	-6.39%	0
2014	19.883423	21.084141	6.04%	0
2013	15.912756	19.883423	24.95%	276
2012	13.907849	15.912756	14.42%	563
2011	14.134775	13.907849	-1.61%	735

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.682172	23.702647	4.50%	0
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	130
2012	14.060446	15.722839	11.82%	143
2011	14.388086	14.060446	-2.28%	159
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.851874	12.455947	-3.08%	258
2014	12.448350	12.851874	3.24%	0
2013	13.003797	12.448350	-4.27%	627
2012	12.597898	13.003797	3.22%	9,376
2011	12.039999	12.597898	4.63%	11,687
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.762181	32.464898	-3.84%	0
2014	32.574588	33.762181	3.65%	0
2013	24.526407	32.574588	32.81%	417
2012	21.902676	24.526407	11.98%	910
2011	25.133719	21.902676	-12.86%	2,127
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.122326	20.317893	0.97%	0
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	22
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	320
2011	11.246606	11.256241	0.09%	313

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.646787	26.838841	-9.47%	47
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	70
2012	19.568913	22.644824	15.72%	1,561
2011	20.800674	19.568913	-5.92%	2,684
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.646505	9.023484	-6.46%	0
2014	9.690920	9.646505	-0.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	527
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.984494	13.424690	-10.41%	0
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.723014	-2.77%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.038648	29.585397	9.42%	0
2014	25.501584	27.038648	6.03%	0
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.929375	24.005455	-10.86%	0
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.376008	24.573342	-3.16%	139
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	215
2012	15.690399	17.772394	13.27%	5,422
2011	16.126041	15.690399	-2.70%	8,850
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.667418	-3.33%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	922
2012	13.431733	15.025393	11.86%	1,825
2011	13.673759	13.431733	-1.77%	3,090

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.500802	13.326893	-1.29%	10,200
2014	13.155061	13.500802	2.63%	16,493
2013	10.915987	13.155061	20.51%	15,160
2012	9.651009	10.915987	13.11%	28,595
2011	9.781789	9.651009	-1.34%	32,751
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.834683	10.566422	-2.48%	12,645
2014	10.558416	10.834683	2.62%	19,687
2013	11.086812	10.558416	-4.77%	18,727
2012	10.805947	11.086812	2.60%	28,510
2011	10.455502	10.805947	3.35%	30,641
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	310
2012	9.559441	11.407665	19.33%	368
2011	10.782936	9.559441	-11.35%	748
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.518367	12.369650	-1.19%	11,320
2014	11.618251	12.518367	7.75%	18,713
2013	8.938617	11.618251	29.98%	18,704
2012	7.811893	8.938617	14.42%	36,630
2011	8.174079	7.811893	-4.43%	42,014
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.431324	17.546790	-4.80%	0
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.784456	20.820558	-8.62%	81
2014	21.398796	22.784456	6.48%	0
2013	16.179644	21.398796	32.26%	72
2012	14.007587	16.179644	15.51%	1,260
2011	14.704272	14.007587	-4.74%	1,603
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.358040	10.751716	-5.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.200465	13.822869	-2.66%	248
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	352
2012	8.915278	9.706187	8.87%	8,563
2011	9.427969	8.915278	-5.44%	12,071
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	1,524
2012	9.592119	10.412844	8.56%	68,600
2011	9.946216	9.592119	-3.56%	137,809
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	448
2012	11.246092	11.815009	5.06%	6,696
2011	10.828681	11.246092	3.85%	8,690
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	173
2012	12.194752	12.768152	4.70%	151
2011	11.763273	12.194752	3.67%	138
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.768878	22.737375	-18.12%	0
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.815163	11.536740	-2.36%	278
2014	11.558971	11.815163	2.22%	0
2013	12.324915	11.558971	-6.21%	545
2012	12.235311	12.324915	0.73%	7,835
2011	11.669486	12.235311	4.85%	9,663
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	364
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	135
2012	7.220989	8.343599	15.55%	147
2011	8.476116	7.220989	-14.81%	475
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.180180	21.464678	-3.23%	0
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	4,006
2012	15.337663	17.375986	13.29%	4,006
2011	16.332125	15.337663	-6.09%	4,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.708781	14.352845	-2.42%	60,116
2014	14.387629	14.708781	2.23%	65,272
2013	12.976755	14.387629	10.87%	42,993
2012	12.136974	12.976755	6.92%	24,113
2011	12.306842	12.136974	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.866665	12.610458	-1.99%	0
2014	12.669920	12.866665	1.55%	0
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.707429	17.251061	-2.58%	15,868
2014	17.222683	17.707429	2.81%	17,245
2013	15.107089	17.222683	14.00%	61,273
2012	13.947620	15.107089	8.31%	81,360
2011	14.273746	13.947620	-2.28%	114,421
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.308799	19.706933	-2.96%	0
2014	19.795011	20.308799	2.60%	2,087
2013	16.547545	19.795011	19.63%	31,873
2012	14.881569	16.547545	11.19%	32,549
2011	15.554198	14.881569	-4.32%	38,936
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.355431	15.005333	-2.28%	5,452
2014	14.998051	15.355431	2.38%	6,152
2013	13.885904	14.998051	8.01%	16,001
2012	13.149120	13.885904	5.60%	44,413
2011	13.179258	13.149120	-0.23%	76,276
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.246933	21.770456	2.46%	0
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	671
2012	12.983783	15.028955	15.75%	1,523
2011	13.621899	12.983783	-4.68%	5,340
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	459
2011	20.407894	19.441996	-4.73%	540

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.874721	8.675043	-2.25%	0
2014	9.079000	8.874721	-2.25%	0
2013	9.287976	9.079000	-2.25%	1,908
2012	9.502353	9.287976	-2.26%	3,776
2011	9.720467	9.502353	-2.24%	6,152
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.964035	13.255289	-5.08%	0
2014	13.751397	13.964035	1.55%	0
2013	14.227924	13.751397	-3.35%	907
2012	12.967670	14.227924	9.72%	854
2011	12.568101	12.967670	3.18%	2,732
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.164095	9.870326	-2.89%	474
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	801
2012	7.887311	8.905994	12.92%	9,820
2011	8.927730	7.887311	-11.65%	12,630
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.113650	13.058492	-7.48%	0
2014	15.985602	14.113650	-11.71%	0
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.569319	13.679114	0.81%	125
2014	12.602678	13.569319	7.67%	0
2013	9.591730	12.602678	31.39%	154
2012	8.449269	9.591730	13.52%	3,442
2011	8.932070	8.449269	-5.41%	5,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.595138	13.243266	-2.59%	154
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	182
2012	8.831921	9.896977	12.06%	4,547
2011	9.455697	8.831921	-6.60%	7,194

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.352589	15.523349	-5.07%	188
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	174
2012	9.478359	10.778981	13.72%	5,401
2011	9.926538	9.478359	-4.51%	7,569
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.977135	28.375589	-8.40%	0
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.222074	19.897887	-1.60%	172
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	251
2012	13.004390	14.471277	11.28%	6,469
2011	13.252999	13.004390	-1.88%	8,970
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.287597	12.253391	-7.78%	0
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	1,140
2012	10.165640	10.286445	1.19%	1,058
2011	10.265736	10.165640	-0.98%	2,684
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.073141	13.219475	-6.07%	342
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	523
2012	11.424689	13.351853	16.87%	6,764
2011	13.345750	11.424689	-14.39%	8,707
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	251
2012	9.634178	9.850521	2.25%	3,838
2011	9.826937	9.634178	-1.96%	6,395
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	36
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.887998	9.424640	-4.69%	0
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.469810	21.638756	0.79%	179
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	245
2012	13.585193	15.484398	13.98%	5,436
2011	13.941099	13.585193	-2.55%	9,316
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.543236	29.872396	-8.21%	0
2014	29.817212	32.543236	9.14%	0
2013	21.691322	29.817212	37.46%	75
2012	18.859282	21.691322	15.02%	92
2011	19.763504	18.859282	-4.58%	105
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.965417	10.741077	-2.05%	151
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	161
2012	11.045679	11.417306	3.36%	3,384
2011	11.186479	11.045679	-1.26%	3,953
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.848558	17.037431	-9.61%	0
2014	17.413449	18.848558	8.24%	0
2013	13.129697	17.413449	32.63%	0
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.710829	19.007104	-8.23%	0
2014	19.310377	20.710829	7.25%	0
2013	13.744626	19.310377	40.49%	0
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	332
2011	10.584401	10.906004	3.04%	319
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.172749	-18.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.648910	20.551718	-5.07%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	156
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.502257	29.025074	-7.86%	53
2014	29.596212	31.502257	6.44%	54
2013	22.009292	29.596212	34.47%	54
2012	19.016442	22.009292	15.74%	64
2011	21.299863	19.016442	-10.72%	144
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.350787	11.768846	-4.71%	252
2014	12.237727	12.350787	0.92%	475
2013	13.686406	12.237727	-10.58%	641
2012	13.045835	13.686406	4.91%	423
2011	11.948668	13.045835	9.18%	403
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.489920	20.663964	-3.84%	76
2014	18.922925	21.489920	13.57%	78
2013	14.910049	18.922925	26.91%	84
2012	13.131046	14.910049	13.55%	92
2011	13.553811	13.131046	-3.12%	99
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.728982	-2.71%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.098730	29.675580	-4.58%	52
2014	30.280069	31.098730	2.70%	55
2013	22.024979	30.280069	37.48%	68
2012	19.478398	22.024979	13.07%	79
2011	19.824469	19.478398	-1.75%	71
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.532641	22.205564	-1.45%	143
2014	20.390977	22.532641	10.50%	146
2013	15.846549	20.390977	28.68%	158
2012	14.046796	15.846549	12.81%	166
2011	14.147538	14.046796	-0.71%	184
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.766285	13.498333	-8.59%	0
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	214
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	2,785
2013	12.447178	13.765746	10.59%	27,032
2012	11.418286	12.447178	9.01%	27,032
2011	11.736660	11.418286	-2.71%	2,787
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	8,408
2012	11.394733	12.587099	10.46%	9,580
2011	11.809038	11.394733	-3.51%	1,175
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.774041	12.374165	-3.13%	2,884
2014	12.379300	12.774041	3.19%	2,952
2013	12.938291	12.379300	-4.32%	3,627
2012	12.540861	12.938291	3.17%	2,535
2011	11.991605	12.540861	4.58%	2,257
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.557717	32.251778	-3.89%	524
2014	32.393887	33.557717	3.59%	542
2013	24.402823	32.393887	32.75%	649
2012	21.803479	24.402823	11.92%	597
2011	25.032679	21.803479	-12.90%	670
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.000392	20.184447	0.92%	0
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	3,202
2013	12.352259	13.750694	11.32%	3,353
2012	11.223660	12.352259	10.06%	3,203
2011	11.219787	11.223660	0.03%	3,203

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.467188	26.662597	-9.52%	638
2014	29.989828	29.467188	-1.74%	629
2013	22.530691	29.989828	33.11%	611
2012	19.480253	22.530691	15.66%	712
2011	20.717010	19.480253	-5.97%	770
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.811405	18.098832	-8.64%	1,851
2014	22.818099	19.811405	-13.18%	1,598
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	3,991
2013	9.673405	12.910444	33.46%	3,992
2012*	10.000000	9.673405	-3.27%	3,992
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	282
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	3,805
2013	19.831652	25.360125	27.88%	3,806
2012	16.389240	19.831652	21.00%	3,806
2011	18.025613	16.389240	-9.08%	3,897
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.222353	24.412055	-3.21%	853
2014	23.426074	25.222353	7.67%	872
2013	17.682848	23.426074	32.48%	1,134
2012	15.619350	17.682848	13.21%	1,055
2011	16.061210	15.619350	-2.75%	1,208
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	99
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.663644	-3.36%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.290168	19.876500	-6.64%	2,621
2014	19.293268	21.290168	10.35%	4,971
2013	14.997245	19.293268	28.65%	5,175
2012	13.413445	14.997245	11.81%	5,311
2011	13.662112	13.413445	-1.82%	5,699

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.441022	13.261105	-1.34%	3,519
2014	13.103534	13.441022	2.58%	40,150
2013	10.878792	13.103534	20.45%	131,661
2012	9.623060	10.878792	13.05%	102,583
2011	9.758453	9.623060	-1.39%	19,553
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.786745	10.514297	-2.53%	5,915
2014	10.517076	10.786745	2.56%	22,589
2013	11.049063	10.517076	-4.81%	28,466
2012	10.774671	11.049063	2.55%	16,679
2011	10.430566	10.774671	3.30%	18,489
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.216354	14.798155	4.09%	817
2014	14.288769	14.216354	-0.51%	856
2013	11.368798	14.288769	25.68%	851
2012	9.531758	11.368798	19.27%	913
2011	10.757205	9.531758	-11.39%	1,023
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.594589	14.135551	3.98%	1,748
2014	12.875954	13.594589	5.58%	1,847
2013	10.168096	12.875954	26.63%	1,896
2012	8.865280	10.168096	14.70%	1,995
2011	9.519878	8.865280	-6.88%	2,117
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.469336	12.314903	-1.24%	4,109
2014	11.578662	12.469336	7.69%	20,146
2013	8.912717	11.578662	29.91%	27,836
2012	7.793253	8.912717	14.36%	20,356
2011	8.158742	7.793253	-4.48%	24,992
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.646487	20.683891	-8.67%	136
2014	21.280109	22.646487	6.42%	127
2013	16.098128	21.280109	32.19%	182
2012	13.944169	16.098128	15.45%	199
2011	14.645164	13.944169	-4.79%	168
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.348347	10.737038	-5.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	144
2012	8.898556	9.683031	8.82%	157
2011	9.415105	8.898556	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.857644	11.462165	-3.34%	2,278
2014	11.636713	11.857644	1.90%	18,998
2013	10.388000	11.636713	12.02%	27,437
2012	9.574146	10.388000	8.50%	13,998
2011	9.932656	9.574146	-3.61%	24,291
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.084148	11.649313	-3.60%	2,208
2014	11.813692	12.084148	2.29%	33,669
2013	9.972903	11.813692	18.46%	33,677
2012	8.982727	9.972903	11.02%	33,685
2011	9.522066	8.982727	-5.66%	40,193
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	5,295
2013	10.800604	11.072718	2.52%	7,373
2012	10.284299	10.800604	5.02%	13,363
2011	10.379376	10.284299	-0.92%	13,759
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.983267	11.582838	-3.34%	26,094
2014	11.729330	11.983267	2.16%	70,409
2013	10.190928	11.729330	15.10%	76,914
2012	9.283067	10.190928	9.78%	79,317
2011	9.728060	9.283067	-4.57%	134,789
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	1,115
2013	9.689509	11.764943	21.42%	1,118
2012	8.655633	9.689509	11.94%	1,121
2011	9.293142	8.655633	-6.86%	1,124
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	29,013
2013	10.576351	11.494427	8.68%	30,497
2012	9.837830	10.576351	7.51%	70,209
2011	10.096214	9.837830	-2.56%	79,939
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	250
2013	12.737701	12.189741	-4.30%	250
2012	12.171912	12.737701	4.65%	250
2011	11.747246	12.171912	3.62%	250
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.743590	11.460991	-2.41%	0
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	150
2012	12.179887	12.262795	0.68%	122
2011	11.622557	12.179887	4.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.350721	7.895826	-5.45%	1,713
2014	8.609305	8.350721	-3.00%	1,613
2013	7.495499	8.609305	14.86%	1,586
2012	6.658488	7.495499	12.57%	1,574
2011	7.572217	6.658488	-12.07%	1,567
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.045835	21.323753	-3.28%	0
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	2,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	11,800
2012	12.120454	12.952442	6.86%	11,803
2011	12.296361	12.120454	-1.43%	25,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	278
2013	12.301846	12.599630	2.42%	2,207
2012	11.972516	12.301846	2.75%	5,388
2011	11.904769	11.972516	0.57%	6,919

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.600125	17.137756	-2.63%	22,741
2014	17.127076	17.600125	2.76%	36,768
2013	15.030908	17.127076	13.95%	44,655
2012	13.884408	15.030908	8.26%	42,352
2011	14.216316	13.884408	-2.33%	94,189
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.185772	19.577522	-3.01%	28,434
2014	19.685183	20.185772	2.54%	39,040
2013	16.464155	19.685183	19.56%	44,892
2012	14.814165	16.464155	11.14%	48,679
2011	15.491667	14.814165	-4.37%	50,682
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	10,828
2013	13.815906	14.914797	7.95%	15,146
2012	13.089553	13.815906	5.55%	15,543
2011	13.126252	13.089553	-0.28%	38,536
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.185453	21.696358	2.41%	1,200
2014	19.973956	21.185453	6.07%	1,268
2013	15.000801	19.973956	33.15%	1,337
2012	12.966115	15.000801	15.69%	1,417
2011	13.610303	12.966115	-4.73%	1,663
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.865983	29.391794	-4.78%	919
2014	28.872720	30.865983	6.90%	956
2013	22.211558	28.872720	29.99%	962
2012	19.353925	22.211558	14.77%	1,071
2011	20.325826	19.353925	-4.78%	1,170

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.820785	8.617901	-2.30%	1,318
2014	9.028432	8.820785	-2.30%	1,340
2013	9.240975	9.028432	-2.30%	1,246
2012	9.459122	9.240975	-2.31%	1,072
2011	9.681179	9.459122	-2.29%	938
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.879403	13.168214	-5.12%	1,354
2014	13.675061	13.879403	1.49%	1,336
2013	14.156194	13.675061	-3.40%	1,306
2012	12.908919	14.156194	9.66%	1,124
2011	12.517550	12.908919	3.13%	1,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	240
2012	7.872503	8.884716	12.86%	240
2011	8.915532	7.872503	-11.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.029631	12.974106	-7.52%	189
2014	15.898567	14.029631	-11.76%	169
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.523072	13.625530	0.76%	0
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	76
2012	8.433406	9.568821	13.46%	77
2011	8.919870	8.433406	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.836678	12.110392	-5.66%	0
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	86
2012	8.815361	9.873347	12.00%	95
2011	9.442793	8.815361	-6.64%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	114
2012	9.460613	10.753292	13.66%	126
2011	9.913010	9.460613	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	102
2012	12.945487	14.398350	11.22%	105
2011	13.199707	12.945487	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.854059	9.594573	-2.63%	2,697
2014	10.036467	9.854059	-1.82%	2,735
2013	10.261925	10.036467	-2.20%	2,576
2012	10.146606	10.261925	1.14%	2,215
2011	10.251736	10.146606	-1.03%	1,932
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	160
2012	11.409125	13.326827	16.81%	166
2011	13.334389	11.409125	-14.44%	91
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	76
2013	9.800872	9.634507	-1.70%	608
2012	9.590532	9.800872	2.19%	77
2011	9.787414	9.590532	-2.01%	77
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	384
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	108
2012	13.523659	15.406366	13.92%	109
2011	13.885036	13.523659	-2.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	61
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	78
2012	11.030626	11.395900	3.31%	66
2011	11.176939	11.030626	-1.31%	70
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.736412	16.927400	-9.66%	0
2014	17.318696	18.736412	8.19%	0
2013	13.064932	17.318696	32.56%	0
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.587561	18.884303	-8.27%	0
2014	19.205274	20.587561	7.20%	0
2013	13.676809	19.205274	40.42%	51
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.169955	-18.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.311360	28.834421	-7.91%	0
2014	29.431927	31.311360	6.39%	0
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	19,134
2012	12.985892	13.616534	4.86%	15,486
2011	11.899828	12.985892	9.13%	13,732
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	259
2012	13.086343	14.851686	13.49%	447
2011	13.514572	13.086343	-3.17%	532
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.725657	-2.74%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	84
2013	21.913938	30.112007	37.41%	4,936
2012	19.390134	21.913938	13.02%	6,258
2011	19.744723	19.390134	-1.80%	7,525
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.396047	22.059658	-1.50%	0
2014	20.277739	22.396047	10.45%	0
2013	15.766615	20.277739	28.61%	55
2012	13.983105	15.766615	12.75%	99
2011	14.090582	13.983105	-0.76%	436
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	89
2011	14.248269	15.130188	6.19%	145
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.676769	13.409638	-8.63%	0
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	319
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.460079	14.055425	-2.80%	13,719
2014	14.157491	14.460079	2.14%	13,719
2013	12.537828	14.157491	12.92%	21,801
2012	11.355946	12.537828	10.41%	21,801
2011	11.774845	11.355946	-3.56%	21,801
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	3,173
2012	11.064163	12.443752	12.47%	36,047
2011	11.659781	11.064163	-5.11%	41,030
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.723578	12.167618	-22.62%	0
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	225
2011	14.021290	13.782098	-1.71%	421

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	277
2012	13.933293	15.564680	11.71%	336
2011	14.272534	13.933293	-2.38%	379
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	2,190
2013	12.873058	12.310580	-4.37%	40,933
2012	12.484039	12.873058	3.12%	43,613
2011	11.943367	12.484039	4.53%	47,633
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.354349	32.039923	-3.94%	0
2014	32.214059	33.354349	3.54%	0
2013	24.279764	32.214059	32.68%	127
2012	21.704664	24.279764	11.86%	246
2011	24.931965	21.704664	-12.94%	378
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.879191	20.051855	0.87%	0
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	177
2011	11.193004	11.191147	-0.02%	177

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	325
2013	22.417039	29.823297	33.04%	5,961
2012	19.391936	22.417039	15.60%	8,925
2011	20.633627	19.391936	-6.02%	11,940
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	9,828
2012*	10.000000	9.576155	-4.24%	10,425
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	316
2012*	10.000000	9.670053	-3.30%	616
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.716363	-2.84%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	297
2012	16.314966	19.731658	20.94%	369
2011	17.953094	16.314966	-9.12%	489
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	907
2013	17.593622	23.295945	32.41%	29,082
2012	15.548515	17.593622	13.15%	36,712
2011	15.996542	15.548515	-2.80%	46,202
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	85
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.659862	-3.40%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	240
2011	13.650464	13.395155	-1.87%	363

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.381539	13.195661	-1.39%	14,460
2014	13.052206	13.381539	2.52%	30,942
2013	10.841715	13.052206	20.39%	32,778
2012	9.595173	10.841715	12.99%	60,961
2011	9.735136	9.595173	-1.44%	74,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.739006	10.462399	-2.58%	5,196
2014	10.475888	10.739006	2.51%	24,679
2013	11.011421	10.475888	-4.86%	25,450
2012	10.743477	11.011421	2.49%	48,149
2011	10.405675	10.743477	3.25%	57,008
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	230
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	88
2012	8.839576	10.133417	14.64%	151
2011	9.497129	8.839576	-6.92%	149
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.420477	12.260371	-1.29%	4,647
2014	11.539200	12.420477	7.64%	23,433
2013	8.886886	11.539200	29.85%	36,577
2012	7.774651	8.886886	14.31%	74,004
2011	8.143431	7.774651	-4.53%	92,323
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.208675	17.317083	-4.90%	0
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.509221	20.547997	-8.71%	0
2014	21.161959	22.509221	6.37%	282
2013	16.016942	21.161959	32.12%	5,135
2012	13.880964	16.016942	15.39%	7,938
2011	14.586241	13.880964	-4.84%	9,699
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.338673	10.722398	-5.44%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.009263	10.561144	-4.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	80
2011	8.537717	7.365606	-13.73%	80
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	1,505
2013	9.659900	13.069683	35.30%	29,213
2012	8.881865	9.659900	8.76%	42,430
2011	9.402248	8.881865	-5.53%	53,038
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	2,917
2013	10.363223	11.603013	11.96%	2,919
2012	9.556212	10.363223	8.44%	3,251
2011	9.919113	9.556212	-3.66%	3,257
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.042961	11.603666	-3.65%	1,239
2014	11.779452	12.042961	2.24%	1,794
2013	9.949099	11.779452	18.40%	30,093
2012	8.965881	9.949099	10.97%	30,986
2011	9.509062	8.965881	-5.71%	31,992
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	4,147
2012	9.265691	10.166637	9.72%	7,211
2011	9.714820	9.265691	-4.62%	7,220
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	18,214
2012	8.639404	9.666390	11.89%	80,981
2011	9.280464	8.639404	-6.91%	86,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	2,469
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	1,529
2013	11.758689	11.237923	-4.43%	29,342
2012	11.203987	11.758689	4.95%	28,563
2011	10.799155	11.203987	3.75%	31,358
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	1,621
2013	12.200936	11.431002	-6.31%	29,860
2012	12.124667	12.200936	0.63%	32,579
2011	11.575769	12.124667	4.74%	36,096
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	17,210
2012	7.179187	8.286807	15.43%	18,185
2011	8.435671	7.179187	-14.89%	17,490
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.912223	21.183667	-3.32%	9,368
2014	21.373992	21.912223	2.52%	9,914
2013	17.201230	21.373992	24.26%	11,291
2012	15.198982	17.201230	13.17%	13,814
2011	16.200999	15.198982	-6.18%	7,789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.623721	14.255240	-2.52%	9,198
2014	14.319083	14.623721	2.13%	9,198
2013	12.928140	14.319083	10.76%	9,198
2012	12.103914	12.928140	6.81%	14,002
2011	12.285861	12.103914	-1.48%	15,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	2,546
2011	13.141486	12.713199	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	6,330
2012	11.918288	12.239845	2.70%	8,443
2011	11.856895	11.918288	0.52%	2,262

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.493517	17.025222	-2.68%	2,371
2014	17.032048	17.493517	2.71%	3,120
2013	14.955172	17.032048	13.89%	20,697
2012	13.821533	14.955172	8.20%	50,575
2011	14.159159	13.821533	-2.38%	94,839
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.063431	19.448911	-3.06%	1,372
2014	19.575898	20.063431	2.49%	1,931
2013	16.381137	19.575898	19.50%	27,623
2012	14.747040	16.381137	11.08%	43,875
2011	15.429355	14.747040	-4.42%	45,172
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.169941	14.808900	-2.38%	0
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	12,520
2011	13.073475	13.030269	-0.33%	24,511
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	5,560
2012	12.948434	14.972672	15.63%	6,278
2011	13.598696	12.948434	-4.78%	8,575
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	11,200
2012	19.266223	22.099580	14.71%	12,692
2011	20.244067	19.266223	-4.83%	14,668

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	7,656
2012	9.416070	9.194196	-2.36%	6,586
2011	9.642034	9.416070	-2.34%	8,594
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.795289	13.081721	-5.17%	0
2014	13.599128	13.795289	1.44%	0
2013	14.084791	13.599128	-3.45%	16,945
2012	12.850405	14.084791	9.61%	14,598
2011	12.467171	12.850405	3.07%	13,373
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	1,832
2013	8.863522	10.479595	18.23%	29,939
2012	7.857747	8.863522	12.80%	42,781
2011	8.903358	7.857747	-11.74%	52,275
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.946035	12.890204	-7.57%	0
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.476994	13.572150	0.71%	0
2014	12.529739	13.476994	7.56%	587
2013	9.545970	12.529739	31.26%	11,590
2012	8.417595	9.545970	13.40%	16,291
2011	8.907693	8.417595	-5.50%	23,812
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	235
2011	8.559142	7.849117	-8.30%	240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.502645	13.139704	-2.69%	0
2014	13.331728	13.502645	1.28%	799
2013	9.849779	13.331728	35.35%	14,356
2012	8.798826	9.849779	11.94%	21,710
2011	9.429899	8.798826	-6.69%	28,535

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	741
2013	10.727602	14.213101	32.49%	12,500
2012	9.442862	10.727602	13.61%	20,184
2011	9.899476	9.442862	-4.61%	27,476
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.346447	19.973474	-1.83%	0
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	0
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.602906	28.004102	-8.49%	0
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	0
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	21
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	1,105
2013	14.325722	18.296521	27.72%	21,455
2012	12.886807	14.325722	11.17%	29,450
2011	13.146590	12.886807	-1.98%	37,378
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.197217	12.157584	-7.88%	0
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	389
2012	10.127604	10.237444	1.08%	367
2011	10.237763	10.127604	-1.08%	601
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	1,360
2013	13.301835	15.599475	17.27%	22,250
2012	11.393575	13.301835	16.75%	32,276
2011	13.323024	11.393575	-14.48%	38,782
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	979
2013	9.751447	9.581015	-1.75%	40,629
2012	9.547057	9.751447	2.14%	38,761
2011	9.748031	9.547057	-2.06%	39,395
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	6
2011	14.933971	14.134441	-5.35%	16
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.210464	21.355502	0.68%	0
2014	19.674607	21.210464	7.81%	1,038
2013	15.328684	19.674607	28.35%	34,198
2012	13.462369	15.328684	13.86%	41,809
2011	13.829177	13.462369	-2.65%	51,906
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	791
2013	11.374504	11.081407	-2.58%	12,966
2012	11.015568	11.374504	3.26%	14,885
2011	11.167393	11.015568	-1.36%	16,021
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.624828	16.817963	-9.70%	0
2014	17.224370	18.624828	8.13%	0
2013	13.000415	17.224370	32.49%	0
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.464936	18.762206	-8.32%	0
2014	19.100659	20.464936	7.14%	0
2013	13.609268	19.100659	40.35%	0
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.167152	-18.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.425621	20.318927	-5.17%	0
2014	22.361276	21.425621	-4.18%	0
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	84
2011	21.128751	18.844391	-10.81%	96
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	1,689
2012	12.926202	13.546978	4.80%	1,687
2011	11.851172	12.926202	9.07%	1,550
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	121
2011	13.475405	13.041751	-3.22%	133
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.722319	-2.78%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	310
2012	19.302202	21.803361	12.96%	495
2011	19.665233	19.302202	-1.85%	872
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	220
2011	14.033887	13.919723	-0.81%	247
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.587788	13.321506	-8.68%	0
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	809
2012	13.719578	15.673200	14.24%	1,015
2011	13.964827	13.719578	-1.76%	1,155

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	4,711
2012	12.427386	12.808059	3.06%	4,982
2011	11.895243	12.427386	4.47%	8,042
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	1,010
2012	21.606248	24.157279	11.81%	1,266
2011	24.831608	21.606248	-12.99%	1,330
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	794
2012	19.303995	22.303921	15.54%	1,219
2011	20.550577	19.303995	-6.07%	2,315
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.713028	-2.87%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	1,425
2012	16.240951	19.632078	20.88%	1,542
2011	17.880799	16.240951	-9.17%	1,817
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	1,626
2012	15.478018	17.504873	13.10%	2,426
2011	15.932162	15.478018	-2.85%	5,232
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.656072	-3.44%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	23,696
2012	9.567364	10.804736	12.93%	33,727
2011	9.711892	9.567364	-1.49%	33,417
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	27,751
2012	10.712367	10.973899	2.44%	32,510
2011	10.380839	10.712367	3.19%	29,689
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	64
2011	10.705912	9.476613	-11.48%	69
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	174
2011	9.474450	8.813957	-6.97%	191
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	28,435
2012	7.756072	8.861095	14.25%	42,462
2011	8.128126	7.756072	-4.58%	42,221
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	1,599
2012	13.817957	15.936048	15.33%	2,175
2011	14.527469	13.817957	-4.88%	3,293
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.328982	10.707746	-5.48%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.999853	10.546701	-4.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	4,099
2012	8.865197	9.636828	8.70%	5,903
2011	9.389401	8.865197	-5.58%	10,402
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	2,907
2012	9.538266	10.338451	8.39%	20,538
2011	9.905556	9.538266	-3.71%	56,149
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	23,814
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	4,072
2011	9.701544	9.248297	-4.67%	4,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	12,173
2011	9.267801	8.623202	-6.96%	12,179
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	2,302
2012	11.182985	11.730627	4.90%	1,942
2011	10.784411	11.182985	3.70%	4,291
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	3,917
2012	12.069717	12.139413	0.58%	4,308
2011	11.529190	12.069717	4.69%	6,268
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	1,455
2012	6.633540	7.459759	12.46%	1,616
2011	7.551551	6.633540	-12.16%	1,677
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	8,742
2011	16.135766	15.130036	-6.23%	8,742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	1,356
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	5,671
2013	14.879719	16.937451	13.83%	5,972
2012	13.758856	14.879719	8.15%	11,123
2011	14.102159	13.758856	-2.43%	11,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	5,000
2013	16.298507	19.467189	19.44%	5,258
2012	14.680173	16.298507	11.02%	51,584
2011	15.367236	14.680173	-4.47%	53,529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	5,710
2011	13.020842	12.971176	-0.38%	27,484
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	165
2011	13.587105	12.930791	-4.83%	166
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	2,661
2012	9.373181	9.147615	-2.41%	2,706
2011	9.603023	9.373181	-2.39%	5,860
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	1,104
2012	12.792147	14.013744	9.55%	1,503
2011	12.416988	12.792147	3.02%	1,440
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	3,896
2012	7.843017	8.842358	12.74%	5,938
2011	8.891221	7.843017	-11.79%	10,399
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	1,135
2012	8.401781	9.523151	13.35%	2,018
2011	8.895504	8.401781	-5.55%	3,819
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	212
2011	8.547450	7.834394	-8.34%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	1,376
2012	8.782318	9.826246	11.89%	2,314
2011	9.417019	8.782318	-6.74%	4,679

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	1,947
2012	9.425153	10.701997	13.55%	3,231
2011	9.885962	9.425153	-4.66%	5,848
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	2,296
2012	12.828388	14.253461	11.11%	3,276
2011	13.093678	12.828388	-2.03%	6,685
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	3,587
2012	10.108599	10.212988	1.03%	3,646
2011	10.223781	10.108599	-1.13%	3,210
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	2,608
2012	11.378023	13.276862	16.69%	4,102
2011	13.311660	11.378023	-14.53%	7,319
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.759528	26.377036	-1.43%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	1,326
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	2,158
2012	13.401323	15.251341	13.80%	3,105
2011	13.773502	13.401323	-2.70%	6,447
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	1,558
2012	11.000548	11.353169	3.21%	1,876
2011	11.157851	11.000548	-1.41%	2,994
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.513807	16.709161	-9.75%	0
2014	17.130470	18.513807	8.08%	0
2013	12.936165	17.130470	32.42%	0
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.342971	18.640836	-8.37%	0
2014	18.996545	20.342971	7.09%	0
2013	13.542010	18.996545	40.28%	0
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	2,156
2012	10.761813	11.468456	6.57%	1,928
2011	10.460476	10.761813	2.88%	1,801
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.164353	-18.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.932640	28.456479	-8.01%	0
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.125175	11.536116	-4.86%	0
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.173172	20.328128	-3.99%	0
2014	18.672675	21.173172	13.39%	0
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	193
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.718993	-2.81%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	45
2012	19.214633	21.693312	12.90%	51
2011	19.586030	19.214633	-1.90%	58
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	313
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.970149	18.952177	-5.10%	0
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	260
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.499234	13.233853	-8.73%	0
2014	15.063871	14.499234	-3.75%	0
2013	13.299092	15.063871	13.27%	0
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	346
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.577469	19.222454	-6.58%	0
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.137101	23.085729	4.29%	0
2014	20.441809	22.137101	8.29%	0
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	0
2013	12.743413	12.174124	-4.47%	504
2012	12.371017	12.743413	3.01%	8,909
2011	11.847341	12.371017	4.42%	17,085
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.950955	31.620008	-4.04%	0
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	368
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.638718	19.788998	0.77%	0
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0
2013	22.191355	29.492831	32.90%	68
2012	19.216436	22.191355	15.48%	1,283
2011	20.467817	19.216436	-6.11%	3,172
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	598
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.282130	23.380491	-11.04%	0
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.766325	23.933876	-3.36%	0
2014	23.037893	24.766325	7.50%	0
2013	17.416548	23.037893	32.28%	234
2012	15.407826	17.416548	13.04%	4,531
2011	15.868026	15.407826	-2.90%	11,343
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	416
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.652297	-3.48%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	328

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	27,181
2013	10.767889	12.950052	20.27%	32,777
2012	9.539637	10.767889	12.88%	12,612
2011	9.688680	9.539637	-1.54%	56,449
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	32,446
2013	10.936450	10.393909	-4.96%	38,384
2012	10.681302	10.936450	2.39%	12,157
2011	10.356028	10.681302	3.14%	50,530
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	144
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	315
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	30,777
2013	8.835394	11.460607	29.71%	39,312
2012	7.737544	8.835394	14.19%	15,870
2011	8.112854	7.737544	-4.63%	71,286
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	0
2013	15.855651	20.927423	31.99%	97
2012	13.755304	15.855651	15.27%	104
2011	14.468988	13.755304	-4.93%	247
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.319301	10.693111	-5.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	411
2012	8.848570	9.613812	8.65%	6,569
2011	9.376582	8.848570	-5.63%	14,715
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	14,542
2012	9.520408	10.313805	8.33%	36,815
2011	9.892056	9.520408	-3.76%	66,039
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	9,955
2012	8.932272	9.901625	10.85%	9,955
2011	9.483120	8.932272	-5.81%	9,955
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	331
2012	11.162036	11.702639	4.84%	7,441
2011	10.769716	11.162036	3.64%	14,458
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	208
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	378
2012	12.014948	12.078110	0.53%	7,868
2011	11.482739	12.014948	4.63%	14,924
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	203
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	5,551
2011	12.264902	12.070926	-1.58%	5,842
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.557503	12.282269	-2.19%	0
2014	12.390833	12.557503	1.35%	0
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.281934	16.802074	-2.78%	0
2014	16.843303	17.281934	2.60%	0
2013	14.804597	16.843303	13.77%	0
2012	13.696431	14.804597	8.09%	7,756
2011	14.045357	13.696431	-2.48%	18,626
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	3,799
2011	15.305353	14.613576	-4.52%	4,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	3,924
2011	12.968407	12.912340	-0.43%	15,085
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	749
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.307927	28.816078	-4.92%	0
2014	28.394294	30.307927	6.74%	0
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.660763	8.448581	-2.45%	0
2014	8.878284	8.660763	-2.45%	0
2013	9.101263	8.878284	-2.45%	0
2012	9.330477	9.101263	-2.46%	3,657
2011	9.564155	9.330477	-2.44%	7,924
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.628416	12.910228	-5.27%	0
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	2,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	560
2012	7.828271	8.821203	12.68%	5,421
2011	8.879061	7.828271	-11.83%	11,849
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.780267	12.723919	-7.67%	0
2014	15.640019	13.780267	-11.89%	0
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	163
2012	8.386027	9.500417	13.29%	2,740
2011	8.883372	8.386027	-5.60%	6,444
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	198
2012	8.765824	9.802758	11.83%	2,757
2011	9.404150	8.765824	-6.79%	7,618

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	280
2012	9.407443	10.676407	13.49%	3,540
2011	9.872439	9.407443	-4.71%	8,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	331
2012	12.770164	14.181484	11.05%	3,892
2011	13.040921	12.770164	-2.08%	9,272
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	1,603
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	375
2012	11.362488	13.251925	16.63%	3,747
2011	13.300288	11.362488	-14.57%	7,972
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	0
2012	9.460660	9.653269	2.04%	6,913
2011	9.669694	9.460660	-2.16%	13,402
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.953972	21.075648	0.58%	0
2014	19.456613	20.953972	7.70%	0
2013	15.174360	19.456613	28.22%	311
2012	13.340525	15.174360	13.75%	3,569
2011	13.718026	13.340525	-2.75%	8,928
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	263
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	224
2012	10.985525	11.331841	3.15%	2,396
2011	11.148319	10.985525	-1.46%	4,656
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.403462	16.601050	-9.79%	0
2014	17.037097	18.403462	8.02%	0
2013	12.872244	17.037097	32.36%	0
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.221740	18.520262	-8.41%	0
2014	18.893029	20.221740	7.03%	0
2013	13.475107	18.893029	40.21%	0
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.161549	-18.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	131

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.744896	28.269251	-8.05%	0
2014	28.943932	30.744896	6.22%	0
2013	21.568341	28.943932	34.20%	0
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.050803	11.459483	-4.91%	0
2014	11.964989	12.050803	0.72%	0
2013	13.408846	11.964989	-10.77%	0
2012	12.807549	13.408846	4.69%	0
2011	11.754386	12.807549	8.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.068494	20.217260	-4.04%	0
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.687838	-3.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.715661	-2.84%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.848944	18.827496	-5.15%	0
2014	18.880167	19.848944	5.13%	0
2013	16.026437	18.880167	17.81%	0
2012	14.925244	16.026437	7.38%	0
2011	14.076841	14.925244	6.03%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.411237	13.146788	-8.77%	0
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.491530	11.969595	-22.73%	0
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.002728	22.933839	4.23%	0
2014	20.328141	22.002728	8.24%	0
2013	15.330140	20.328141	32.60%	0
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.519505	19.658786	0.71%	0
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.670996	10.672122	-8.56%	0
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.338182	20.985158	-6.06%	0
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	0
2011	14.771633	15.267189	3.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.509326	13.308774	-1.48%	0
2014	12.866148	13.509326	5.00%	0
2013	9.659978	12.866148	33.19%	0
2012*	10.000000	9.659978	-3.40%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.706378	-2.94%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.163525	14.682254	3.66%	0
2014	14.363990	14.163525	-1.40%	0
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.648510	-3.51%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.044406	19.606813	-6.83%	0
2014	19.109671	21.044406	10.12%	0
2013	14.884970	19.109671	28.38%	0
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.204394	13.000970	-1.54%	0
2014	12.899241	13.204394	2.37%	0
2013	10.731138	12.899241	20.20%	2,801
2012	9.511961	10.731138	12.82%	38,004
2011	9.665526	9.511961	-1.59%	29,679
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	14,105
2011	10.331310	10.650364	3.09%	13,823
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.966038	14.507823	3.88%	0
2014	14.065971	13.966038	-0.71%	0
2013	11.214478	14.065971	25.43%	0
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	0
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	18,405
2011	8.097596	7.719034	-4.67%	19,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.309624	10.678491	-5.58%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	19,255
2012	9.502523	10.289133	8.28%	25,855
2011	9.878523	9.502523	-3.81%	25,855
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	38
2012	10.207364	10.697805	4.80%	65
2011	10.322807	10.207364	-1.12%	65
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	924
2012	9.213622	10.093929	9.55%	5,987
2011	9.675057	9.213622	-4.77%	5,066
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	75,580
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	0
2013	11.674675	11.140479	-4.58%	34
2012	11.141081	11.674675	4.79%	59
2011	10.754996	11.141081	3.59%	59
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.937085	21.999811	-18.33%	0
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	76
2012	11.960441	12.017135	0.47%	131
2011	11.436494	11.960441	4.58%	131
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.851734	8.510514	-3.85%	0
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	0
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.177048	16.691539	-2.83%	0
2014	16.749660	17.177048	2.55%	0
2013	14.729835	16.749660	13.71%	0
2012	13.634269	14.729835	8.04%	3,047
2011	13.988764	13.634269	-2.53%	3,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.700520	19.067781	-3.21%	0
2014	19.251370	19.700520	2.33%	0
2013	16.134332	19.251370	19.32%	0
2012	14.547240	16.134332	10.91%	0
2011	15.243674	14.547240	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	2,904
2012	12.853743	13.539173	5.33%	5,277
2011	12.916159	12.853743	-0.48%	6,636
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.940925	21.402034	2.20%	0
2014	19.783916	20.940925	5.85%	0
2013	14.888534	19.783916	32.88%	0
2012	12.895523	14.888534	15.46%	0
2011	13.563910	12.895523	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.124019	28.626532	-4.97%	0
2014	28.236471	30.124019	6.68%	0
2013	21.766621	28.236471	29.72%	0
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.608023	8.392825	-2.50%	0
2014	8.828741	8.608023	-2.50%	0
2013	9.055116	8.828741	-2.50%	0
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.545777	12.825357	-5.32%	0
2014	13.373714	13.545777	1.29%	0
2013	13.872647	13.373714	-3.60%	0
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.698084	12.641550	-7.71%	0
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.662431	11.921537	-5.85%	0
2014	11.780417	12.662431	7.49%	0
2013	8.948032	11.780417	31.65%	0
2012	7.804974	8.948032	14.65%	0
2011	8.524077	7.804974	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	73
2012	12.712220	14.109883	10.99%	126
2011	12.988392	12.712220	-2.13%	126
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.793095	12.590870	-1.58%	0
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.720355	9.445015	-2.83%	0
2014	9.920601	9.720355	-2.02%	0
2013	10.164262	9.920601	-2.40%	0
2012	10.070717	10.164262	0.93%	0
2011	10.195882	10.070717	-1.23%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.709035	11.786304	-7.26%	0
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.432332	26.027829	-1.53%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.568512	28.903522	-8.44%	0
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.807402	10.559205	-2.30%	0
2014	11.002185	10.807402	-1.77%	0
2013	11.310560	11.002185	-2.73%	0
2012	10.970530	11.310560	3.10%	0
2011	11.138787	10.970530	-1.51%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	0
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.293753	16.493625	-9.84%	0
2014	16.944215	18.293753	7.96%	0
2013	12.808623	16.944215	32.29%	0
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.101160	18.400366	-8.46%	0
2014	18.789992	20.101160	6.98%	0
2013	13.408489	18.789992	40.14%	0
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	36
2012	10.666644	11.355360	6.46%	62
2011	10.378571	10.666644	2.78%	63
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.158749	-18.41%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.094660	19.974321	-5.31%	0
2014	22.049753	21.094660	-4.33%	0
2013	15.053297	22.049753	46.48%	0
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.712329	-2.88%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	32
2013	21.474692	29.448071	37.13%	32
2012	19.040545	21.474692	12.78%	36
2011	19.428449	19.040545	-2.00%	41
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.323695	13.060227	-8.82%	0
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	831
2011	11.638850	11.201851	-3.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	284
2013	12.615011	12.039095	-4.57%	285
2012	12.258973	12.615011	2.90%	244
2011	11.752048	12.258973	4.31%	209
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	50
2013	21.967646	29.165614	32.77%	48
2012	19.042266	21.967646	15.36%	57
2011	20.303088	19.042266	-6.21%	63
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	153
2013	17.241002	22.782329	32.14%	166
2012	15.268221	17.241002	12.92%	178
2011	15.740351	15.268221	-3.00%	191
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.644725	-3.55%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	188
2012	9.484316	10.694457	12.76%	576
2011	9.642376	9.484316	-1.64%	388
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	220
2012	10.619417	10.861918	2.28%	555
2011	10.306571	10.619417	3.04%	344
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	225
2012	7.700587	8.784156	14.07%	724
2011	8.082379	7.700587	-4.72%	489
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	82
2013	15.695825	20.695251	31.85%	91
2012	13.630653	15.695825	15.15%	100
2011	14.352557	13.630653	-5.03%	107
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.299958	10.663899	-5.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	267
2013	9.567855	12.918651	35.02%	289
2012	8.815334	9.567855	8.54%	325
2011	9.350943	8.815334	-5.73%	329
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	1,532
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	618
2011	9.661834	9.196320	-4.82%	618
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	309
2013	11.956428	11.178962	-6.50%	305
2012	11.906138	11.956428	0.42%	257
2011	11.390386	11.906138	4.53%	214
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	4,220
2011	12.864085	12.795373	-0.53%	4,220
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	482
2013	8.779059	10.358492	17.99%	482
2012	7.798884	8.779059	12.57%	497
2011	8.854791	7.798884	-11.92%	490
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	139
2013	9.455041	12.384991	30.99%	153
2012	8.354559	9.455041	13.17%	160
2011	8.859090	8.354559	-5.70%	169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	177
2013	9.755918	13.177666	35.07%	174
2012	8.732915	9.755918	11.71%	197
2011	9.378430	8.732915	-6.88%	210

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	208
2013	10.625415	14.048896	32.22%	230
2012	9.372148	10.625415	13.37%	262
2011	9.845472	9.372148	-4.81%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	187
2013	14.038553	17.893068	27.46%	208
2012	12.654456	14.038553	10.94%	221
2011	12.935991	12.654456	-2.18%	232
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	333
2013	13.202184	15.450904	17.03%	322
2012	11.331470	13.202184	16.51%	343
2011	13.277584	11.331470	-14.66%	337
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	198
2013	15.021393	19.240734	28.09%	220
2012	13.219623	15.021393	13.63%	228
2011	13.607633	13.219623	-2.85%	247
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	161
2013	11.289295	10.975869	-2.78%	157
2012	10.955543	11.289295	3.05%	137
2011	11.129257	10.955543	-1.56%	117
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.184522	16.386729	-9.89%	0
2014	16.851686	18.184522	7.91%	0
2013	12.745217	16.851686	32.22%	0
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.981166	18.281147	-8.51%	0
2014	18.687413	19.981166	6.92%	0
2013	13.342120	18.687413	40.06%	0
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.155946	-18.44%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	23
2011	11.658277	12.689829	8.85%	1,105
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.681185	-3.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.708998	-2.91%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.236685	12.974227	-8.87%	0
2014	14.813894	14.236685	-3.90%	0
2013	13.098534	14.813894	13.10%	0
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	25
2011	11.704638	12.203278	4.26%	1,144
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.472245	13.258623	-1.59%	0
2014	12.844014	13.472245	4.89%	0
2013	9.653258	12.844014	33.05%	0
2012*	10.000000	9.653258	-3.47%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.699728	-3.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.864196	14.131063	1.92%	0
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.640937	-3.59%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.087481	12.872642	-1.64%	0
2014	12.798162	13.087481	2.26%	3,879
2013	10.657965	12.798162	20.08%	4,061
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.503007	10.206281	-2.83%	0
2014	10.271972	10.503007	2.25%	3,535
2013	10.824807	10.271972	-5.11%	3,866
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	3,348
2013	8.758641	11.343599	29.51%	3,607
2012	7.682165	8.758641	14.01%	12
2011	8.067167	7.682165	-4.77%	680
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.290277	10.649291	-5.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	1,223
2012	9.466861	10.239996	8.17%	1,319
2011	9.851534	9.466861	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	1,213
2012	10.169066	10.646718	4.70%	1,271
2011	10.294614	10.169066	-1.22%	1,380
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.740070	11.312909	-3.64%	0
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	1,248
2012	9.179039	10.045704	9.44%	10,642
2011	9.648622	9.179039	-4.87%	12,578
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	13,827
2011	10.013747	9.727582	-2.86%	14,292
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	6
2011	7.510337	6.583830	-12.34%	306
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	5
2011	8.335292	7.075612	-15.11%	279
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	3,659
2013	16.771181	20.786300	23.94%	3,867
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	11,912
2011	13.876159	13.510682	-2.63%	12,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	18
2011	9.448369	9.203380	-2.59%	802
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	13
2011	8.846962	8.338849	-5.74%	738
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	21
2011	9.365612	8.716502	-6.93%	1,223

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	3
2011	18.951066	17.388005	-8.25%	189
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	24
2011	12.883817	12.596966	-2.23%	1,355
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	10
2011	10.168035	10.032936	-1.33%	461
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	15
2011	9.553200	9.332363	-2.31%	695
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.075943	16.280520	-9.93%	0
2014	16.759664	18.075943	7.85%	0
2013	12.682113	16.759664	32.15%	0
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.861884	18.162672	-8.56%	0
2014	18.585392	19.861884	6.87%	0
2013	13.276087	18.585392	39.99%	0
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.153143	-18.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	399
2013	14.505402	18.343467	26.46%	429
2012	12.820711	14.505402	13.14%	459
2011	13.280973	12.820711	-3.47%	481
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.705669	-2.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	641
2013	15.784628	18.566708	17.63%	671
2012	14.722741	15.784628	7.21%	622
2011	13.907186	14.722741	5.86%	652
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.150110	12.888704	-8.91%	0
2014	14.731369	14.150110	-3.95%	0
2013	13.032247	14.731369	13.04%	0
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	291
2013	23.553111	31.154006	32.27%	293
2012	21.120119	23.553111	11.52%	319
2011	24.335175	21.120119	-13.21%	316
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.453755	13.233629	-1.64%	0
2014	12.832972	13.453755	4.84%	0
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	369
2013	19.141071	24.389393	27.42%	376
2012	15.875501	19.141071	20.57%	386
2011	17.523245	15.875501	-9.40%	428
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	584
2013	17.067052	22.529349	32.00%	613
2012	15.129737	17.067052	12.80%	648
2011	15.613586	15.129737	-3.10%	691
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	1,026
2013	11.495138	14.283219	24.25%	1,000
2012	10.185979	11.495138	12.85%	1,061
2011	10.652058	10.185979	-4.38%	1,027
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.637160	-3.63%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	51,522
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	45,776
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	328
2013	11.099915	13.900870	25.23%	326
2012	9.339846	11.099915	18.84%	348
2011	10.578467	9.339846	-11.71%	358
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	699
2013	9.927570	12.526372	26.18%	716
2012	8.686745	9.927570	14.28%	752
2011	9.361632	8.686745	-7.21%	784
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	64,931
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.280599	10.634697	-5.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.952887	10.474764	-4.37%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	18,532
2011	9.204611	8.542514	-7.19%	18,532
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	725
2013	12.526221	11.944410	-4.64%	703
2012	12.012972	12.526221	4.27%	591
2011	11.635401	12.012972	3.25%	515
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	690
2013	11.835799	11.054816	-6.60%	659
2012	11.798153	11.835799	0.32%	543
2011	11.298641	11.798153	4.42%	451
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	530
2013	7.370964	8.435949	14.45%	521
2012	6.571446	7.370964	12.17%	516
2011	7.500056	6.571446	-12.38%	504
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	0
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	511
2013	11.246847	10.923373	-2.88%	482
2012	10.925588	11.246847	2.94%	411
2011	11.110206	10.925588	-1.66%	351
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.967970	16.174955	-9.98%	0
2014	16.668122	17.967970	7.80%	0
2013	12.619319	16.668122	32.08%	0
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.743254	18.044920	-8.60%	0
2014	18.483876	19.743254	6.81%	0
2013	13.210348	18.483876	39.92%	0
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.150343	-18.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	298
2013	14.866034	21.741997	46.25%	253
2012	14.157393	14.866034	5.01%	296
2011	15.242754	14.157393	-7.12%	328

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.695667	-3.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.830667	11.668854	-9.05%	0
2014	13.378350	12.830667	-4.09%	0
2013	11.853544	13.378350	12.86%	0
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.482697	18.557280	0.40%	0
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.625801	-3.74%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	6,414
2011	9.527413	9.347262	-1.89%	6,579
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	6,183
2011	10.183718	10.466013	2.77%	5,845
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	8,043
2011	8.006521	7.608789	-4.97%	8,279
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.101429	9.508368	-5.87%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.944909	9.496130	-4.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.647526	15.862001	-10.12%	0
2014	16.396122	17.647526	7.63%	0
2013	12.432532	16.396122	31.88%	0
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.391181	17.695807	-8.74%	0
2014	18.182278	19.391181	6.65%	0
2013	13.014828	18.182278	39.70%	0
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.141933	-18.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.651253	-3.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.678990	-3.21%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.450848	11.294308	-9.29%	0
2014	13.015810	12.450848	-4.34%	0
2013	11.562052	13.015810	12.57%	0
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.306266	13.034755	-2.04%	0
2014	12.744679	13.306266	4.41%	0
2013	9.623018	12.744679	32.44%	0
2012*	10.000000	9.623018	-3.77%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.606865	-3.93%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.065793	-9.34%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.262176	-7.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.383151	10.918289	-4.08%	0
2014	11.228131	11.383151	1.38%	0
2013	9.830904	11.228131	14.21%	0
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	12.822857	11.767015	-8.23%	0
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.193617	11.415373	-6.38%	0
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.125155	15.352873	-10.35%	0
2014	15.951812	17.125155	7.36%	0
2013	12.126778	15.951812	31.54%	0
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	18.817153	17.127761	-8.98%	0
2014	17.689532	18.817153	6.37%	0
2013	12.694740	17.689532	39.35%	0
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.127897	-18.72%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
18,207 shares (cost $308,122)	$339,566
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
8,185 shares (cost $96,855)	92,656
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,741,259 shares (cost $20,220,509)	19,589,162
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
289 shares (cost $2,515)	2,053
VP Inflation Protection Fund - Class I (ACVIP1)
30,391 shares (cost $314,656)	302,691
Growth Fund - Class 1 (AFGF)
169,578 shares (cost $9,941,285)	11,534,666
High-Income Bond Fund - Class 1 (AFHY)
76,260 shares (cost $797,796)	700,825
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
64,219,615 shares (cost $750,628,213)	752,011,691
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
61,319 shares (cost $746,686)	755,449
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
640,228 shares (cost $4,590,522)	4,327,943
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
5,223,526 shares (cost $60,942,332)	60,436,200
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
6,063,982 shares (cost $63,500,751)	60,821,735
Global Allocation V.I. Fund - Class III (MLVGA3)
28,835,934 shares (cost $422,788,165)	376,020,585
Money Market Portfolio(TM) (CHSMM)
9,048,021 shares (cost $9,048,021)	9,048,021
VIP Value Series: Service Class (DWVVLS)
22,270 shares (cost $626,379)	636,022
VIP Small Cap Value Series: Service Class (DWVSVS)
884,018 shares (cost $34,062,947)	29,685,329
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,062,962 shares (cost $150,924,744)	219,833,821
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,316,083 shares (cost $112,304,681)	144,150,138
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,023,046 shares (cost $28,965,431)	39,448,636
Floating-Rate Income Fund (ETVFR)
2,881,240 shares (cost $26,293,366)	25,354,914
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
37,399 shares (cost $716,956)	723,674
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
737,366 shares (cost $8,498,811)	8,022,537
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
822 shares (cost $7,721)	7,591
VA Situs Fund (HVSIT)
1,208,731 shares (cost $25,068,851)	20,959,388
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,222,182 shares (cost $17,350,478)	14,556,191
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,612,570 shares (cost $16,354,357)	19,254,999
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
19,047 shares (cost $231,654)	194,276

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,312,704 shares (cost $13,128,739)	$13,376,455
Balanced Portfolio: Service Shares (JABS)
321,358 shares (cost $9,433,528)	10,158,112
Enterprise Portfolio: Service Shares (JAMGS)
4,569 shares (cost $262,189)	249,803
Flexible Bond Portfolio: Service Shares (JAFBS)
1,481,254 shares (cost $19,023,002)	18,752,677
Forty Portfolio: Service Shares (JACAS)
4,199,744 shares (cost $152,540,530)	147,327,035
Global Technology Portfolio: Service Shares (JAGTS)
7,458,989 shares (cost $59,712,607)	57,807,165
Overseas Portfolio: Service Shares (JAIGS)
1,841,205 shares (cost $68,309,780)	51,259,153
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,019,920 shares (cost $20,372,380)	16,012,748
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
379,559 shares (cost $6,633,869)	6,156,442
New Discovery Series - Service Class (MNDSC)
1,657,520 shares (cost $28,340,642)	23,951,158
Utilities Series - Service Class (MVUSC)
5,329 shares (cost $174,610)	134,026
Value Series - Service Class (MVFSC)
19,794,457 shares (cost $253,709,261)	358,675,568
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
9,415,878 shares (cost $182,144,763)	208,373,388
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
180,317 shares (cost $1,449,890)	1,271,235
Core Plus Fixed Income Portfolio - Class I (MSVFI)
201,863 shares (cost $2,141,390)	2,069,091
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,130,457 shares (cost $11,550,989)	11,553,270
Emerging Markets Debt Portfolio - Class I (MSEM)
247,752 shares (cost $1,888,277)	1,845,754
Emerging Markets Debt Portfolio - Class II (MSEMB)
81,224 shares (cost $632,030)	601,054
Global Real Estate Portfolio - Class II (VKVGR2)
39,557 shares (cost $407,350)	402,690
U.S. Real Estate Portfolio - Class I (MSVRE)
1,416 shares (cost $20,438)	28,719
U.S. Real Estate Portfolio - Class II (MSVREB)
176 shares (cost $2,745)	3,558
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
7,151,673 shares (cost $71,381,444)	64,293,544
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
63,511,055 shares (cost $627,167,455)	594,463,473
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,922,188 shares (cost $44,487,721)	45,030,918
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,078,318 shares (cost $156,663,468)	154,500,612
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
228,441,141 shares (cost $4,085,267,249)	5,391,210,939
American Funds NVIT Bond Fund - Class II (GVABD2)
173,378,152 shares (cost $1,936,098,514)	1,966,108,245
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
8,825,395 shares (cost $214,606,185)	260,172,653
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,827,808 shares (cost $288,872,467)	416,688,147

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
39,807,072 shares (cost $1,662,033,056)	$2,181,825,617
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,357,906 shares (cost $70,284,126)	62,665,333
NVIT Emerging Markets Fund - Class I (GEM)
938,869 shares (cost $10,674,981)	8,600,042
NVIT Emerging Markets Fund - Class II (GEM2)
5,630,778 shares (cost $63,723,053)	50,958,544
NVIT International Equity Fund - Class I (GIG)
1,966,794 shares (cost $21,005,293)	18,763,219
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
4,221,806 shares (cost $41,098,441)	39,980,502
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,892,041 shares (cost $67,972,318)	71,422,969
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,839,258 shares (cost $27,586,189)	25,411,357
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
184,670 shares (cost $2,672,094)	2,472,734
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,378,712 shares (cost $91,910,943)	125,487,166
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
6,783,615 shares (cost $69,230,919)	64,715,690
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
193,880,080 shares (cost $2,009,980,493)	2,126,864,473
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
251,421,491 shares (cost $2,544,912,635)	2,697,752,599
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
70,678,850 shares (cost $748,418,656)	708,908,863
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
248,846,880 shares (cost $2,558,129,809)	2,699,988,651
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,473,002 shares (cost $378,419,699)	366,262,978
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,291,405 shares (cost $816,783,497)	820,061,807
NVIT Core Bond Fund - Class I (NVCBD1)
273,710 shares (cost $3,030,141)	2,863,008
NVIT Core Bond Fund - Class II (NVCBD2)
9,204,234 shares (cost $100,038,043)	96,000,162
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,908,806 shares (cost $68,062,512)	65,587,751
NVIT Nationwide Fund - Class I (TRF)
8,362,721 shares (cost $87,144,694)	121,844,843
NVIT Nationwide Fund - Class II (TRF2)
8,299,466 shares (cost $69,539,965)	120,425,252
NVIT Government Bond Fund - Class I (GBF)
21,816,940 shares (cost $250,425,719)	236,931,970
American Century NVIT Growth Fund - Class I (CAF)
1,709,128 shares (cost $20,726,087)	34,695,305
American Century NVIT Growth Fund -Class II (CAF2)
4,853,745 shares (cost $59,050,597)	58,924,464
NVIT International Index Fund - Class II (GVIX2)
34,398 shares (cost $327,619)	298,921
NVIT International Index Fund - Class VIII (GVIX8)
5,872,662 shares (cost $53,504,709)	50,857,249
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
14,552,614 shares (cost $136,886,944)	183,508,461
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
89,165,862 shares (cost $1,235,140,137)	1,323,221,389

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,954,055 shares (cost $1,265,935,236)	$1,442,309,038
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
65,292,194 shares (cost $675,803,905)	647,698,564
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
194,638,616 shares (cost $2,173,089,349)	2,440,768,241
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
65,333,112 shares (cost $693,362,459)	868,277,063
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,990,364 shares (cost $775,023,134)	808,733,233
NVIT Mid Cap Index Fund - Class I (MCIF)
6,926,407 shares (cost $137,781,387)	155,497,844
NVIT Money Market Fund - Class I (SAM)
591,809,677 shares (cost $591,809,677)	591,809,677
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,556,236 shares (cost $30,295,274)	26,226,978
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
11,869,173 shares (cost $107,428,438)	121,540,328
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
352,942 shares (cost $3,941,925)	3,331,768
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,948,046 shares (cost $65,226,949)	55,733,193
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
746,323 shares (cost $8,753,173)	9,418,591
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,358,379 shares (cost $97,951,575)	117,260,489
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,935 shares (cost $4,462,785)	3,923,590
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
7,829,943 shares (cost $82,009,000)	77,594,737
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,655,779 shares (cost $145,756,017)	168,299,624
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,592,703 shares (cost $126,424,750)	121,143,743
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
19,070 shares (cost $222,063)	191,275
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,984,224 shares (cost $274,277,506)	271,461,296
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
350,944 shares (cost $6,981,515)	6,443,338
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,707,175 shares (cost $34,302,380)	29,892,626
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,268,599 shares (cost $25,534,191)	29,900,139
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,657,421 shares (cost $35,896,163)	34,333,880
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,175,185 shares (cost $57,838,092)	65,377,064
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,065,670 shares (cost $36,644,952)	40,900,266
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,614,466 shares (cost $213,949,088)	204,973,563
NVIT Short Term Bond Fund - Class II (NVSTB2)
12,250,256 shares (cost $128,088,268)	124,462,604
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,890,212 shares (cost $282,185,598)	337,635,331

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Large Cap Growth Fund - Class II (NVOLG2)
11,039,949 shares (cost $187,061,629)	$219,805,394
Templeton NVIT International Value Fund - Class III (NVTIV3)
19,141,463 shares (cost $230,767,674)	208,259,123
Invesco NVIT Comstock Value Fund - Class I (EIF)
17,837 shares (cost $285,751)	273,084
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,676,805 shares (cost $119,564,446)	162,180,668
NVIT Real Estate Fund - Class I (NVRE1)
8,258,224 shares (cost $67,056,443)	53,595,873
NVIT Real Estate Fund - Class II (NVRE2)
14,546,928 shares (cost $119,321,141)	93,391,280
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
461,528 shares (cost $5,307,602)	5,086,033
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
173,613 shares (cost $1,974,266)	1,861,136
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
95,713,366 shares (cost $1,015,538,315)	935,119,581
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
47,303,348 shares (cost $501,489,873)	464,991,910
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
66,960,213 shares (cost $709,059,502)	671,610,938
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
34,317,583 shares (cost $362,273,975)	345,921,240
NVIT Small Cap Index Fund Class II (NVSIX2)
3,252,179 shares (cost $43,871,172)	38,863,543
NVIT S&P 500 Index Fund Class II (GVEX2)
20,847,713 shares (cost $288,371,536)	290,408,639
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
5,255,173 shares (cost $50,200,333)	49,503,728
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,192,551 shares (cost $13,629,211)	12,569,484
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
1,035,615 shares (cost $12,142,646)	10,832,535
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
839,918 shares (cost $10,044,298)	8,995,526
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
12,394 shares (cost $133,122)	130,629
Real Return Portfolio - Advisor Class (PMVRA)
11,420 shares (cost $146,803)	136,235
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
47,782 shares (cost $581,327)	519,395
VPS Growth and Income Portfolio - Class B (ALVGIB)
179,825 shares (cost $3,511,127)	5,355,181
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
17,402 shares (cost $356,265)	300,880
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,276,449 shares (cost $99,389,746)	90,491,108
VP Balanced Fund - Class I (ACVB)
4,513,999 shares (cost $30,113,685)	31,282,012
VP Capital Appreciation Fund - Class I (ACVCA)
4,277 shares (cost $62,272)	64,234
VP Income & Growth Fund - Class I (ACVIG)
1,638,022 shares (cost $11,658,241)	14,037,850
VP Income & Growth Fund - Class II (ACVIG2)
421,990 shares (cost $3,092,874)	3,616,459

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)
22,009,841 shares (cost $245,177,883)	$218,777,823
VP International Fund - Class I (ACVI)
777 shares (cost $8,205)	7,781
VP Mid Cap Value Fund - Class I (ACVMV1)
439,148 shares (cost $7,493,173)	8,075,934
VP Mid Cap Value Fund - Class II (ACVMV2)
6,834,531 shares (cost $112,097,495)	125,755,361
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,245,828 shares (cost $25,959,291)	23,521,235
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,564,505 shares (cost $63,938,224)	76,272,873
Appreciation Portfolio - Initial Shares (DCAP)
592,941 shares (cost $23,551,967)	26,818,707
Appreciation Portfolio - Service Shares (DCAPS)
2,317,264 shares (cost $94,478,908)	104,184,178
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
21,526 shares (cost $834,781)	966,506
Growth and Income Portfolio - Initial Shares (DGI)
456,546 shares (cost $9,980,578)	13,687,239
Managed Tail Risk Fund II: Service Shares (FCA2S)
152,988 shares (cost $902,161)	780,239
Quality Bond Fund II - Primary Shares (FQB)
661,668 shares (cost $7,496,569)	7,258,496
Quality Bond Fund II - Service Shares (FQBS)
2,027,126 shares (cost $22,546,250)	22,156,489
Equity-Income Portfolio - Initial Class (FEIP)
14,477,419 shares (cost $320,347,142)	296,207,994
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
441,877 shares (cost $4,026,765)	6,469,080
High Income Portfolio - Initial Class (FHIP)
9,257,892 shares (cost $48,585,160)	45,826,567
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,181,260 shares (cost $105,287,417)	113,176,662
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,389,008 shares (cost $92,446,597)	68,073,513
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,261,076 shares (cost $269,686,260)	265,751,971
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
454,742 shares (cost $5,369,227)	5,520,571
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
18,107,398 shares (cost $199,991,904)	218,737,367
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
803,299 shares (cost $9,413,949)	9,968,938
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
36,613,671 shares (cost $390,703,702)	453,277,241
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
782,675 shares (cost $8,962,475)	9,908,661
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,784,757 shares (cost $59,416,305)	60,383,627
VIP Growth Portfolio - Initial Class (FGP)
5,484,793 shares (cost $165,864,159)	360,625,141
VIP Growth Portfolio - Service Class 2 (FG2)
4,456,733 shares (cost $234,060,083)	289,732,242
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,267,944 shares (cost $16,373,944)	15,519,636

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
26,577,044 shares (cost $334,811,702)	$321,316,458
VIP Mid Cap Portfolio - Service Class (FMCS)
622,374 shares (cost $20,600,472)	20,171,128
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,247,736 shares (cost $245,044,168)	262,525,446
VIP Overseas Portfolio - Initial Class (FOP)
3,311,086 shares (cost $65,307,543)	63,175,525
VIP Overseas Portfolio - Service Class 2 (FO2)
4,635,957 shares (cost $93,645,251)	87,665,953
VIP Value Strategies Portfolio - Service Class (FVSS)
328,797 shares (cost $3,499,407)	4,774,138
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,534,474 shares (cost $250,422,213)	234,789,528
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,605,372 shares (cost $33,124,093)	39,684,802
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,472,534 shares (cost $90,066,617)	96,754,393
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
33,169 shares (cost $736,414)	642,488
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,532,322 shares (cost $14,500,361)	9,684,276
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,290,315 shares (cost $56,130,943)	43,432,159
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,989,998 shares (cost $147,263,248)	126,241,974
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,241,792 shares (cost $98,485,294)	89,382,095
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
42,342 shares (cost $497,152)	432,311
Franklin High Income Securities Fund: Class 2 (FTVHI2)
28,598 shares (cost $169,276)	155,574
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
10,382 shares (cost $139,932)	119,600
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,481,597 shares (cost $104,400,135)	99,746,402
International Portfolio - S Class Shares (AMINS)
8,616 shares (cost $97,010)	96,068
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
580 shares (cost $13,746)	13,176
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
147,329 shares (cost $3,283,112)	3,145,480
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
886 shares (cost $9,909)	11,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,000,798 shares (cost $15,794,467)	21,477,118
International Growth Fund/VA- Service Shares (OVIGS)
11,805,449 shares (cost $28,982,062)	27,034,478
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,155,924 shares (cost $31,296,927)	31,174,657
Core Bond Fund/VA - Non-Service Shares (OVB)
3,033,399 shares (cost $26,241,371)	23,387,504
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,796,647 shares (cost $131,420,925)	144,272,574
Global Securities Fund/VA - Service Class (OVGSS)
2,914,297 shares (cost $117,770,406)	109,548,427

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

International Growth Fund/VA - Non-Service Shares (OVIG)
271,681 shares (cost $653,390)	$597,698
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
403,256 shares (cost $9,573,047)	11,791,218
Main Street Fund(R)/VA - Service Class (OVGIS)
6,767,086 shares (cost $137,682,325)	196,110,143
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
316,418 shares (cost $8,093,348)	6,746,041
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,309,694 shares (cost $97,257,945)	90,719,062
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
138,107 shares (cost $8,896,683)	10,613,497
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
382,839 shares (cost $2,027,584)	1,868,253
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,864,965 shares (cost $10,373,003)	9,324,827
All Asset Portfolio - Advisor Class (PMVAAD)
4,519,914 shares (cost $50,579,419)	41,538,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,086,762 shares (cost $23,043,499)	20,053,780
Low Duration Portfolio - Advisor Class (PMVLAD)
40,722,383 shares (cost $429,742,519)	417,404,426
Total Return Portfolio - Advisor Class (PMVTRD)
29,421,098 shares (cost $333,370,640)	311,275,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,079 shares (cost $102,728)	63,459
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
395,393 shares (cost $5,129,538)	4,626,104
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
11,813 shares (cost $90,638)	85,765
VT Growth & Income Fund: Class IB (PVGIB)
82,825 shares (cost $1,377,221)	1,965,426
VT International Equity Fund: Class IB (PVTIGB)
16,186 shares (cost $215,509)	211,551
VT Voyager Fund: Class IB (PVTVB)
26,556 shares (cost $1,275,719)	1,161,032
VI American Franchise Fund - Series II Shares (ACEG2)
97,387 shares (cost $4,657,353)	5,439,051
Diversified Stock Fund Class A Shares (VYDS)
29,717 shares (cost $235,043)	378,890
Small-Cap Portfolio - Investment Class (ROCSC)
34,139 shares (cost $411,536)	287,789
Variable Fund - Multi-Hedge Strategies (RVARS)
645,189 shares (cost $15,088,373)	15,542,607
Health Sciences Portfolio - II (TRHS2)
7,685,344 shares (cost $254,485,710)	289,506,916
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,230,571 shares (cost $32,503,262)	20,119,838
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,048,588 shares (cost $11,067,049)	8,000,726
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,691,589 shares (cost $21,486,503)	17,761,681
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,045,333 shares (cost $31,441,238)	17,645,213
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,895,441 shares (cost $10,220,383)	9,959,027

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
452,211 shares (cost $2,407,437)	$2,365,876
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,192,944 shares (cost $6,414,646)	6,406,827
Variable Insurance Portfolios - Asset Strategy (WRASP)
27,929,368 shares (cost $300,159,818)	231,919,887
Variable Insurance Portfolios - High Income (WRHIP)
23,960,611 shares (cost $93,701,584)	80,299,197
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,701,537 shares (cost $67,284,651)	63,141,215
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
8,846 shares (cost $50,036)	44,661
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
660,482 shares (cost $3,607,318)	3,404,254
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,813,561 shares (cost $31,724,310)	31,022,323
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,293,671 shares (cost $52,229,478)	51,134,710
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,414,755 shares (cost $7,771,861)	7,500,321
Advantage VT Discovery Fund (SVDF)
1,404 shares (cost $29,795)	36,487
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,694 shares (cost $194,247)	267,891
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,630,038 shares (cost $86,359,638)	73,873,125
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,418 shares (cost $305,848)	305,655
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,465 shares (cost $33,082)	33,010

Total Investments	$45,303,781,661

Other Accounts Receivable	15,709
Accounts Receivable - VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	3
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	11,649
Accounts Receivable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	3
Accounts Receivable - U.S. Real Estate Portfolio - Class II (MSVREB)	3
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,989
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	109
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	18,553
Accounts Receivable - Advantage VT Discovery Fund (SVDF)	19
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	395
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(1,018)
Accounts Payable - VP International Fund - Class I (ACVI)	(170)
Accounts Payable - High-Income Bond Fund - Class 1 (AFHY)	(210)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(458)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(17,996)
Accounts Payable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	(80,204)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(301)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(6,973)

$45,303,722,763

Contract Owners’ Equity:
Accumulation units	45,293,727,890
Contracts in payout (annuitization) period (note 1f)	9,994,873

Total Contract Owners’ Equity (note 5)	$45,303,722,763

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY
Reinvested dividends	$810,279,041	$-	$1,008	$132,527	$20	$5,379	$101,158	$45,737
Mortality and expense risk charges (note 2)	(695,229,568)	(5,421)	(541)	(363,041)	(1)	(1,002)	(166,008)	(10,853)

Net investment income (loss)	115,049,473	(5,421)	467	(230,514)	19	4,377	(64,850)	34,884

Realized gain (loss) on investments	715,046,581	76,986	(1,845)	132,065	-	(1,098)	650,422	(45,635)
Change in unrealized gain (loss) on investments	(3,888,840,243)	(84,847)	(2,427)	(1,035,108)	(463)	(9,401)	(2,487,967)	(48,675)

Net gain (loss) on investments	(3,173,793,662)	(7,861)	(4,272)	(903,043)	(463)	(10,499)	(1,837,545)	(94,310)

Reinvested capital gains	2,072,504,919	-	2,024	350,324	53	-	2,629,053	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(986,239,270)	$(13,282)	$(1,781)	$(783,233)	$(391)	$(6,122)	$726,658	$(59,426)

Investment Activity:	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS
Reinvested dividends	$11,646,860	$13,297	$71,760	$229,647	$328,798	$3,953,284	$819	$10,351
Mortality and expense risk charges (note 2)	(12,212,827)	(10,968)	(24,236)	(206,126)	(202,756)	(6,061,332)	(67,806)	(2,819)

Net investment income (loss)	(565,967)	2,329	47,524	23,521	126,042	(2,108,048)	(66,987)	7,532

Realized gain (loss) on investments	7,780,829	10,994	(48,515)	(3,441)	(65)	655,937	-	35,189
Change in unrealized gain (loss) on investments	(43,936,816)	(14,714)	(262,579)	(506,132)	(2,679,017)	(32,178,937)	-	(53,733)

Net gain (loss) on investments	(36,155,987)	(3,720)	(311,094)	(509,573)	(2,679,082)	(31,523,000)	-	(18,544)

Reinvested capital gains	16,575,282	7,231	28,929	-	2,897,235	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,146,672)	$5,840	$(234,641)	$(486,052)	$344,195	$(10,747,639)	$(66,987)	$(11,012)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA
Reinvested dividends	$130,878	$4,197,704	$2,361,413	$458,357	$750,005	$12,111	$7,083	$66
Mortality and expense risk charges (note 2)	(461,537)	(3,110,859)	(2,296,701)	(570,792)	(372,238)	(3,895)	(129,438)	(3)

Net investment income (loss)	(330,659)	1,086,845	64,712	(112,435)	377,767	8,216	(122,355)	63

Realized gain (loss) on investments	(512,105)	10,158,110	15,507,620	2,721,538	(672,152)	27,094	18,038	-
Change in unrealized gain (loss) on investments	(4,593,320)	(18,228,110)	(20,504,146)	(10,242,321)	(608,286)	(27,809)	(699,350)	(130)

Net gain (loss) on investments	(5,105,425)	(8,070,000)	(4,996,526)	(7,520,783)	(1,280,438)	(715)	(681,312)	(130)

Reinvested capital gains	2,936,934	6,578,081	4,349,725	5,750,032	-	15,495	175,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,499,150)	$(405,074)	$(582,089)	$(1,883,186)	$(902,671)	$22,996	$(628,105)	$(67)

Investment Activity:	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$127,720	$16,610	$-	$8,281	$163,278	$175,658	$1,476	$159,116
Mortality and expense risk charges (note 2)	(385,027)	(255,308)	(314,142)	(953)	(214,315)	(146,750)	(797)	(84,747)

Net investment income (loss)	(257,307)	(238,698)	(314,142)	7,328	(51,037)	28,908	679	74,369

Realized gain (loss) on investments	2,529,167	(112,118)	1,832,658	(1,749)	1,604,526	387,316	1,739	(14,276)
Change in unrealized gain (loss) on investments	(7,547,045)	(2,104,904)	(2,946,201)	(31,594)	(3,370,731)	(823,604)	(21,154)	(270,325)

Net gain (loss) on investments	(5,017,878)	(2,217,022)	(1,113,543)	(33,343)	(1,766,205)	(436,288)	(19,415)	(284,601)

Reinvested capital gains	3,208,344	1,515,376	1,477,223	17,239	1,247,580	321,432	20,676	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,066,841)	$(940,344)	$49,538	$(8,776)	$(569,662)	$(85,948)	$1,940	$(204,875)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC
Reinvested dividends	$1,799,653	$366,528	$292,982	$210,938	$30,784	$-	$5,736	$7,674,465
Mortality and expense risk charges (note 2)	(2,215,473)	(714,566)	(839,895)	(271,630)	(76,867)	(397,079)	(731)	(5,746,141)

Net investment income (loss)	(415,820)	(348,038)	(546,913)	(60,692)	(46,083)	(397,079)	5,005	1,928,324

Realized gain (loss) on investments	4,981,707	1,959,801	(4,817,366)	(1,396,345)	(41,580)	(346,348)	1,200	21,261,691
Change in unrealized gain (loss) on investments	(18,298,004)	(6,872,347)	(2,113,532)	(2,683,319)	(477,426)	(1,114,993)	(39,513)	(53,561,941)

Net gain (loss) on investments	(13,316,297)	(4,912,546)	(6,930,898)	(4,079,664)	(519,006)	(1,461,341)	(38,313)	(32,300,250)

Reinvested capital gains	28,173,307	6,037,314	1,715,089	46,452	388,726	803,316	10,068	21,634,866

Net increase (decrease) in contract owners’ equity resulting from operations	$14,441,190	$776,730	$(5,762,722)	$(4,093,904)	$(176,363)	$(1,055,104)	$(23,240)	$(8,737,060)

Investment Activity:	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$3,627,812	$8,316	$84,863	$425,745	$110,396	$43,220	$5,702	$388
Mortality and expense risk charges (note 2)	(3,123,691)	(8,458)	(31,140)	(205,004)	(27,675)	(9,060)	(5,722)	(410)

Net investment income (loss)	504,121	(142)	53,723	220,741	82,721	34,160	(20)	(22)

Realized gain (loss) on investments	4,481,833	(18,215)	2,991	482,248	(25,901)	(9,702)	8,790	1,183
Change in unrealized gain (loss) on investments	166,288	(178,655)	(102,658)	(997,854)	(105,836)	(41,147)	(19,965)	(903)

Net gain (loss) on investments	4,648,121	(196,870)	(99,667)	(515,606)	(131,737)	(50,849)	(11,175)	280

Reinvested capital gains	2,075,885	55,067	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,228,127	$(141,945)	$(45,944)	$(294,865)	$(49,016)	$(16,689)	$(11,195)	$258

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$45	$1,167,378	$10,011,975	$1,167,595	$3,700,147	$77,065,869	$26,870,457	$1,653,231
Mortality and expense risk charges (note 2)	(51)	(654,346)	(6,081,955)	(675,957)	(2,561,482)	(81,420,610)	(28,971,327)	(3,913,187)

Net investment income (loss)	(6)	513,032	3,930,020	491,638	1,138,665	(4,354,741)	(2,100,870)	(2,259,956)

Realized gain (loss) on investments	134	42,596	(16,148)	2,028,457	5,596,414	18,470,222	2,330,621	6,575,786
Change in unrealized gain (loss) on investments	(113)	(7,148,929)	(31,990,949)	(11,555,231)	(37,337,540)	(283,948,301)	(35,933,450)	(16,328,118)

Net gain (loss) on investments	21	(7,106,333)	(32,007,097)	(9,526,774)	(31,741,126)	(265,478,079)	(33,602,829)	(9,752,332)

Reinvested capital gains	-	5,389,473	9,981,435	6,180,911	20,754,318	239,162,576	825,067	22,947,058

Net increase (decrease) in contract owners’ equity resulting from operations	$15	$(1,203,828)	$(18,095,642)	$(2,854,225)	$(9,848,143)	$(30,670,244)	$(34,878,632)	$10,934,770

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1
Reinvested dividends	$2,914,976	$18,005,957	$3,599,645	$85,865	$268,795	$101,703	$117,587	$583,371
Mortality and expense risk charges (note 2)	(6,307,192)	(32,165,120)	(1,137,725)	(141,029)	(938,440)	(283,399)	(660,028)	(1,035,977)

Net investment income (loss)	(3,392,216)	(14,159,163)	2,461,920	(55,164)	(669,645)	(181,696)	(542,441)	(452,606)

Realized gain (loss) on investments	4,309,748	48,687,860	(1,533,306)	(185,969)	(758,940)	(95,637)	1,222,651	2,283,635
Change in unrealized gain (loss) on investments	5,961,159	(190,942,620)	(4,392,847)	(1,638,784)	(10,023,634)	(1,282,973)	(4,318,932)	(10,180,236)

Net gain (loss) on investments	10,270,907	(142,254,760)	(5,926,153)	(1,824,753)	(10,782,574)	(1,378,610)	(3,096,281)	(7,896,601)

Reinvested capital gains	10,724,594	145,358,132	628,292	-	-	760,221	1,557,868	6,577,065

Net increase (decrease) in contract owners’ equity resulting from operations	$17,603,285	$(11,055,791)	$(2,835,941)	$(1,879,917)	$(11,452,219)	$(800,085)	$(2,080,854)	$(1,772,142)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$181,699	$22,031	$1,008,016	$1,778,509	$57,320,967	$85,886,665	$15,473,494	$79,968,533
Mortality and expense risk charges (note 2)	(428,733)	(35,196)	(2,095,383)	(1,090,712)	(32,463,885)	(43,903,581)	(11,283,956)	(43,181,583)

Net investment income (loss)	(247,034)	(13,165)	(1,087,367)	687,797	24,857,082	41,983,084	4,189,538	36,786,950

Realized gain (loss) on investments	1,066,135	95,800	17,337,208	763,231	19,280,665	67,939,620	1,061,098	60,530,742
Change in unrealized gain (loss) on investments	(3,818,044)	(563,519)	(41,218,544)	(9,073,506)	(179,322,385)	(379,060,445)	(43,809,433)	(328,119,684)

Net gain (loss) on investments	(2,751,909)	(467,719)	(23,881,336)	(8,310,275)	(160,041,720)	(311,120,825)	(42,748,335)	(267,588,942)

Reinvested capital gains	2,323,208	447,658	22,445,657	5,195,923	78,936,748	191,007,607	22,236,000	160,298,107

Net increase (decrease) in contract owners’ equity resulting from operations	$(675,735)	$(33,226)	$(2,523,046)	$(2,426,555)	$(56,247,890)	$(78,130,134)	$(16,322,797)	$(70,503,885)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF
Reinvested dividends	$11,786,293	$20,976,452	$89,255	$2,744,778	$1,046,983	$1,544,908	$1,205,129	$4,314,100
Mortality and expense risk charges (note 2)	(6,163,415)	(12,867,848)	(39,866)	(1,554,164)	(1,040,592)	(1,725,050)	(1,993,704)	(3,795,089)

Net investment income (loss)	5,622,878	8,108,604	49,389	1,190,614	6,391	(180,142)	(788,575)	519,011

Realized gain (loss) on investments	14,946,291	9,387,756	(37,777)	1,059,230	248,536	7,022,013	17,803,758	(3,942,185)
Change in unrealized gain (loss) on investments	(69,248,020)	(71,733,395)	(82,597)	(5,124,417)	(2,234,319)	(7,140,315)	(17,632,236)	(365,559)

Net gain (loss) on investments	(54,301,729)	(62,345,639)	(120,374)	(4,065,187)	(1,985,783)	(118,302)	171,522	(4,307,744)

Reinvested capital gains	37,235,720	32,846,994	14,151	465,570	565,433	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,443,131)	$(21,390,041)	$(56,834)	$(2,409,003)	$(1,413,959)	$(298,444)	$(617,053)	$(3,788,733)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$125,006	$282,636	$6,062	$1,036,609	$2,744,330	$22,530,344	$23,058,258	$11,411,305
Mortality and expense risk charges (note 2)	(481,625)	(878,307)	(801)	(763,332)	(3,481,066)	(19,146,251)	(22,239,983)	(10,060,548)

Net investment income (loss)	(356,619)	(595,671)	5,261	273,277	(736,736)	3,384,093	818,275	1,350,757

Realized gain (loss) on investments	2,934,948	2,678,690	(220)	425,018	11,317,399	6,008,052	19,324,185	4,040,154
Change in unrealized gain (loss) on investments	(5,756,721)	(11,043,400)	(23,107)	(2,741,897)	(15,640,057)	(60,557,142)	(103,880,900)	(35,885,681)

Net gain (loss) on investments	(2,821,773)	(8,364,710)	(23,327)	(2,316,879)	(4,322,658)	(54,549,090)	(84,556,715)	(31,845,527)

Reinvested capital gains	4,400,333	10,363,172	-	-	-	28,288,627	54,153,455	22,699,716

Net increase (decrease) in contract owners’ equity resulting from operations	$1,221,941	$1,402,791	$(18,066)	$(2,043,602)	$(5,059,394)	$(22,876,370)	$(29,584,985)	$(7,795,054)

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI
Reinvested dividends	$40,599,274	$13,397,277	$13,906,720	$1,797,119	$-	$200,323	$164,528	$47,133
Mortality and expense risk charges (note 2)	(39,123,281)	(14,601,296)	(12,709,889)	(2,422,376)	(8,885,609)	(392,422)	(2,048,944)	(52,242)

Net investment income (loss)	1,475,993	(1,204,019)	1,196,831	(625,257)	(8,885,609)	(192,099)	(1,884,416)	(5,109)

Realized gain (loss) on investments	29,790,149	4,874,626	1,154,754	4,674,730	-	(473,765)	7,433,694	(87,550)
Change in unrealized gain (loss) on investments	(178,957,130)	(40,025,195)	(57,660,234)	(21,463,649)	-	(1,430,916)	(15,096,482)	(137,788)

Net gain (loss) on investments	(149,166,981)	(35,150,569)	(56,505,480)	(16,788,919)	-	(1,904,681)	(7,662,788)	(225,338)

Reinvested capital gains	103,683,861	17,642,366	42,834,930	10,786,863	-	1,671,234	7,582,195	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(44,007,127)	$(18,712,222)	$(12,473,719)	$(6,627,313)	$(8,885,609)	$(425,546)	$(1,965,009)	$(230,447)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1
Reinvested dividends	$612,944	$45,223	$269,448	$53,914	$810,156	$-	$-	$2,630
Mortality and expense risk charges (note 2)	(935,100)	(132,274)	(1,905,443)	(59,168)	(1,276,578)	(2,494,312)	(1,953,658)	(494)

Net investment income (loss)	(322,156)	(87,051)	(1,635,995)	(5,254)	(466,422)	(2,494,312)	(1,953,658)	2,136

Realized gain (loss) on investments	(821,442)	665,197	5,629,371	234,531	3,801,663	8,901,732	11,269,395	(566)
Change in unrealized gain (loss) on investments	(2,470,437)	(1,179,049)	(12,340,964)	(853,480)	(15,948,957)	(34,582,047)	(30,161,027)	(28,740)

Net gain (loss) on investments	(3,291,879)	(513,852)	(6,711,593)	(618,949)	(12,147,294)	(25,680,315)	(18,891,632)	(29,306)

Reinvested capital gains	-	821,934	10,103,987	447,303	8,726,395	26,430,173	18,501,772	17,899

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,614,035)	$221,031	$1,756,399	$(176,900)	$(3,887,321)	$(1,744,454)	$(2,343,518)	$(9,271)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$3,426,301	$-	$-	$224,519	$171,363	$262,115	$60,652	$4,346,700
Mortality and expense risk charges (note 2)	(4,242,651)	(91,067)	(467,770)	(438,401)	(564,046)	(959,944)	(666,060)	(3,385,537)

Net investment income (loss)	(816,350)	(91,067)	(467,770)	(213,882)	(392,683)	(697,829)	(605,408)	961,163

Realized gain (loss) on investments	12,067,462	439,861	1,713,335	1,461,001	2,560,708	(111,166)	2,589,914	1,392,417
Change in unrealized gain (loss) on investments	(55,108,309)	(1,289,711)	(6,053,921)	(6,989,370)	(8,756,046)	(8,129,629)	(7,852,110)	(12,113,690)

Net gain (loss) on investments	(43,040,847)	(849,850)	(4,340,586)	(5,528,369)	(6,195,338)	(8,240,795)	(5,262,196)	(10,721,273)

Reinvested capital gains	31,638,836	885,231	4,111,796	3,326,681	3,744,791	7,099,747	4,545,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,218,361)	$(55,686)	$(696,560)	$(2,415,570)	$(2,843,230)	$(1,838,877)	$(1,322,505)	$(9,760,110)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2
Reinvested dividends	$2,117,121	$2,178,242	$832,639	$4,127,884	$4,534	$2,684,916	$1,534,353	$2,488,898
Mortality and expense risk charges (note 2)	(1,985,375)	(4,748,852)	(3,346,932)	(3,485,048)	(1,494)	(2,717,373)	(819,396)	(1,645,608)

Net investment income (loss)	131,746	(2,570,610)	(2,514,293)	642,836	3,040	(32,457)	714,957	843,290

Realized gain (loss) on investments	91,825	15,603,228	11,423,653	2,711,967	29,599	10,854,539	2,846,482	(5,246,518)
Change in unrealized gain (loss) on investments	(2,686,972)	(52,473,325)	(34,484,239)	(23,722,618)	(48,640)	(24,683,589)	(16,630,408)	(18,792,494)

Net gain (loss) on investments	(2,595,147)	(36,870,097)	(23,060,586)	(21,010,651)	(19,041)	(13,829,050)	(13,783,926)	(24,039,012)

Reinvested capital gains	-	52,776,618	33,134,851	9,914,233	-	-	8,695,049	14,885,766

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,463,401)	$13,335,911	$7,559,972	$(10,453,582)	$(16,001)	$(13,861,507)	$(4,373,920)	$(8,309,956)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$82,555	$29,708	$10,566,972	$5,690,925	$10,885,736	$5,248,018	$434,822	$4,896,531
Mortality and expense risk charges (note 2)	(44,584)	(8,737)	(13,426,168)	(6,667,105)	(8,840,533)	(4,760,296)	(556,140)	(3,998,883)

Net investment income (loss)	37,971	20,971	(2,859,196)	(976,180)	2,045,203	487,722	(121,318)	897,648

Realized gain (loss) on investments	(4,599)	(7,089)	(63,002)	288,885	92,274	210,167	146,633	2,038,236
Change in unrealized gain (loss) on investments	(194,921)	(107,391)	(58,300,370)	(27,358,747)	(38,171,519)	(17,476,412)	(5,586,528)	(9,369,395)

Net gain (loss) on investments	(199,520)	(114,480)	(58,363,372)	(27,069,862)	(38,079,245)	(17,266,245)	(5,439,895)	(7,331,159)

Reinvested capital gains	44,355	70,091	-	-	-	-	2,877,519	3,841,673

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,194)	$(23,418)	$(61,222,568)	$(28,046,042)	$(36,034,042)	$(16,778,523)	$(2,683,694)	$(2,591,838)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB
Reinvested dividends	$-	$148,863	$161,162	$126,843	$4,003	$5,371	$11,804	$66,668
Mortality and expense risk charges (note 2)	(151,609)	(222,528)	(179,914)	(172,789)	(554)	(366)	(2,219)	(83,797)

Net investment income (loss)	(151,609)	(73,665)	(18,752)	(45,946)	3,449	5,005	9,585	(17,129)

Realized gain (loss) on investments	(451)	11,647	33,291	16,673	623	(33)	(3,864)	415,294
Change in unrealized gain (loss) on investments	(696,605)	(1,139,957)	(1,431,502)	(1,056,687)	(5,417)	(9,635)	(57,565)	(388,965)

Net gain (loss) on investments	(697,056)	(1,128,310)	(1,398,211)	(1,040,014)	(4,794)	(9,668)	(61,429)	26,329

Reinvested capital gains	-	314,086	51,584	222,994	661	-	53,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(848,665)	$(887,889)	$(1,365,379)	$(862,966)	$(684)	$(4,663)	$2,063	$9,200

Investment Activity:	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$1,975	$499,105	$590,715	$-	$327,891	$76,596	$4,720,596	$31
Mortality and expense risk charges (note 2)	(1,143)	(1,540,116)	(458,113)	(949)	(209,436)	(58,199)	(3,656,081)	(118)

Net investment income (loss)	832	(1,041,011)	132,602	(949)	118,455	18,397	1,064,515	(87)

Realized gain (loss) on investments	574	1,886,772	227,112	5,647	773,221	614,583	(3,287,058)	(55)
Change in unrealized gain (loss) on investments	(57,036)	(23,138,228)	(4,968,647)	(8,234)	(3,381,445)	(1,315,875)	(7,372,147)	183

Net gain (loss) on investments	(56,462)	(21,251,456)	(4,741,535)	(2,587)	(2,608,224)	(701,292)	(10,659,205)	128

Reinvested capital gains	40,135	15,355,718	3,306,322	4,666	1,383,454	376,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,495)	$(6,936,749)	$(1,302,611)	$1,130	$(1,106,315)	$(306,284)	$(9,594,690)	$41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$155,992	$1,900,014	$64,324	$636,897	$503,519	$1,603,821	$-	$122,955
Mortality and expense risk charges (note 2)	(122,460)	(1,965,019)	(311,483)	(1,250,357)	(397,125)	(1,708,002)	(14,838)	(194,109)

Net investment income (loss)	33,532	(65,005)	(247,159)	(613,460)	106,394	(104,181)	(14,838)	(71,154)

Realized gain (loss) on investments	779,195	7,817,920	(581,243)	8,590,448	2,028,925	3,854,441	66,902	435,469
Change in unrealized gain (loss) on investments	(1,508,195)	(17,395,005)	(2,747,265)	(16,426,226)	(4,702,409)	(13,578,279)	(107,644)	(1,672,433)

Net gain (loss) on investments	(729,000)	(9,577,085)	(3,328,508)	(7,835,778)	(2,673,484)	(9,723,838)	(40,742)	(1,236,964)

Reinvested capital gains	456,627	5,838,760	2,295,710	5,677,887	1,457,344	5,269,749	16,483	1,357,611

Net increase (decrease) in contract owners’ equity resulting from operations	$(238,841)	$(3,803,330)	$(1,279,957)	$(2,771,351)	$(1,109,746)	$(4,558,270)	$(39,097)	$49,493

Investment Activity:	FCA2S	FQB	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$13,710	$316,800	$916,993	$-	$10,008,930	$61,706	$3,228,198	$1,873,239
Mortality and expense risk charges (note 2)	(12,926)	(107,668)	(368,945)	-	(4,357,775)	(106,638)	(647,856)	(1,634,830)

Net investment income (loss)	784	209,132	548,048	-	5,651,155	(44,932)	2,580,342	238,409

Realized gain (loss) on investments	(10,924)	5,687	760,295	27	(3,947,043)	966,796	(866,316)	1,919,565
Change in unrealized gain (loss) on investments	(57,447)	(328,065)	(1,739,104)	-	(49,696,663)	(1,225,221)	(4,702,587)	(11,940,405)

Net gain (loss) on investments	(68,371)	(322,378)	(978,809)	27	(53,643,706)	(258,425)	(5,568,903)	(10,020,840)

Reinvested capital gains	1,257	-	-	-	31,090,684	5,949	-	8,661,223

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,330)	$(113,246)	$(430,761)	$27	$(16,901,867)	$(297,408)	$(2,988,561)	$(1,121,208)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$789,231	$8,457,272	$96,741	$3,552,551	$181,138	$7,485,203	$169,473	$913,953
Mortality and expense risk charges (note 2)	(1,279,001)	(4,288,210)	(73,152)	(3,240,666)	(146,012)	(7,042,214)	(139,654)	(1,046,839)

Net investment income (loss)	(489,770)	4,169,062	23,589	311,885	35,126	442,989	29,819	(132,886)

Realized gain (loss) on investments	1,835,028	(6,037,745)	176,483	880,545	728,536	13,875,562	627,467	3,767,229
Change in unrealized gain (loss) on investments	(23,194,101)	(39,418,884)	(310,677)	(6,500,594)	(955,615)	(25,352,137)	(851,335)	(6,016,610)

Net gain (loss) on investments	(21,359,073)	(45,456,629)	(134,194)	(5,620,049)	(227,079)	(11,476,575)	(223,868)	(2,249,381)

Reinvested capital gains	2,446,612	25,218,440	16,073	634,854	45,043	2,027,403	54,751	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,402,231)	$(16,069,127)	$(94,532)	$(4,673,310)	$(146,910)	$(9,006,183)	$(139,298)	$(2,064,688)

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$940,254	$89,702	$408,159	$8,017,357	$85,638	$699,825	$889,924	$1,034,700
Mortality and expense risk charges (note 2)	(4,936,422)	(4,138,368)	(220,592)	(5,280,564)	(296,945)	(4,328,685)	(805,722)	(934,986)

Net investment income (loss)	(3,996,168)	(4,048,666)	187,567	2,736,793	(211,307)	(3,628,860)	84,202	99,714

Realized gain (loss) on investments	21,114,481	6,430,543	(59,460)	1,307,909	458,641	6,522,433	1,142,012	48,313
Change in unrealized gain (loss) on investments	(7,633,022)	2,598,101	(466,804)	(12,319,154)	(3,523,896)	(44,817,934)	(1,638,546)	(5,978,602)

Net gain (loss) on investments	13,481,459	9,028,644	(526,264)	(11,011,245)	(3,065,255)	(38,295,501)	(496,534)	(5,930,289)

Reinvested capital gains	11,640,815	7,318,156	13,716	285,492	2,762,087	33,995,342	65,677	91,566

Net increase (decrease) in contract owners’ equity resulting from operations	$21,126,106	$12,298,134	$(324,981)	$(7,988,960)	$(514,475)	$(7,929,019)	$(346,655)	$(5,739,009)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$53,029	$12,151,080	$662,928	$695,876	$20,131	$251,674	$1,705,295	$10,658,904
Mortality and expense risk charges (note 2)	(71,838)	(4,118,837)	(690,959)	(1,654,807)	(3,100)	(179,350)	(803,570)	(2,110,068)

Net investment income (loss)	(18,809)	8,032,243	(28,031)	(958,931)	17,031	72,324	901,725	8,548,836

Realized gain (loss) on investments	431,931	(3,996,331)	2,971,639	13,281,310	(11,655)	(560,252)	(2,424,260)	(1,723,042)
Change in unrealized gain (loss) on investments	(623,085)	(26,859,534)	(10,169,658)	(37,857,141)	(81,647)	(3,736,734)	(3,848,587)	(15,546,163)

Net gain (loss) on investments	(191,154)	(30,855,865)	(7,198,019)	(24,575,831)	(93,302)	(4,296,986)	(6,272,847)	(17,269,205)

Reinvested capital gains	4,356	-	4,906,189	16,004,149	40,517	1,602,700	1,741,755	692,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(205,607)	$(22,823,622)	$(2,319,861)	$(9,530,613)	$(35,754)	$(2,621,962)	$(3,629,367)	$(8,028,083)

Investment Activity:	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS
Reinvested dividends	$2,800,819	$32,744	$6,842	$35	$1,548,195	$929	$-	$-
Mortality and expense risk charges (note 2)	(1,581,704)	(1,998)	(1,319)	(395)	(1,712,580)	(1,680)	(31)	(7,125)

Net investment income (loss)	1,219,115	30,746	5,523	(360)	(164,385)	(751)	(31)	(7,125)

Realized gain (loss) on investments	(732,121)	(12,973)	(9,374)	(266)	(1,681,126)	43	(4)	(3,686)
Change in unrealized gain (loss) on investments	(8,317,144)	(49,942)	(5,719)	(18,627)	411,858	(944)	(570)	(137,632)

Net gain (loss) on investments	(9,049,265)	(62,915)	(15,093)	(18,893)	(1,269,268)	(901)	(574)	(141,318)

Reinvested capital gains	153,150	8,696	-	15,372	-	269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,677,000)	$(23,473)	$(9,570)	$(3,881)	$(1,433,653)	$(1,383)	$(605)	$(148,443)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMTP	AMSRS	OVIGS	OVMS	OVCAFS	OVB	OVGS	OVGSS
Reinvested dividends	$99	$125,519	$176,587	$739,396	$-	$1,029,947	$2,040,918	$1,181,108
Mortality and expense risk charges (note 2)	(184)	(326,101)	(332,291)	(438,805)	-	(339,374)	(2,091,922)	(1,701,126)

Net investment income (loss)	(85)	(200,582)	(155,704)	300,591	-	690,573	(51,004)	(520,018)

Realized gain (loss) on investments	375	3,372,110	(145,110)	(317,385)	51	(1,915,639)	3,677,194	484,619
Change in unrealized gain (loss) on investments	(3,067)	(5,503,656)	(1,400,694)	(116,217)	-	1,154,055	(9,309,711)	(5,502,881)

Net gain (loss) on investments	(2,692)	(2,131,546)	(1,545,804)	(433,602)	51	(761,584)	(5,632,517)	(5,018,262)

Reinvested capital gains	1,002	1,984,448	1,333,620	-	-	-	10,174,784	7,276,058

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,775)	$(347,680)	$(367,888)	$(133,011)	$51	$(71,011)	$4,491,263	$1,737,778

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,396	$118,554	$1,330,379	$69,596	$599,304	$-	$134,911	$514,299
Mortality and expense risk charges (note 2)	(4,379)	(167,705)	(3,170,137)	(101,154)	(1,497,433)	(139,530)	(25,993)	(143,034)

Net investment income (loss)	7,017	(49,151)	(1,839,758)	(31,558)	(898,129)	(139,530)	108,918	371,265

Realized gain (loss) on investments	(40,396)	1,125,457	19,660,940	162,137	5,284,357	634,539	(104,762)	(104,041)
Change in unrealized gain (loss) on investments	(12,510)	(2,718,565)	(45,806,517)	(1,807,300)	(25,476,705)	(1,013,132)	(109,521)	(669,600)

Net gain (loss) on investments	(52,906)	(1,593,108)	(26,145,577)	(1,645,163)	(20,192,348)	(378,593)	(214,283)	(773,641)

Reinvested capital gains	69,557	1,935,780	31,120,729	1,148,716	13,881,347	959,115	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,668	$293,521	$3,135,394	$(528,005)	$(7,209,130)	$440,992	$(105,365)	$(402,376)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB
Reinvested dividends	$1,472,671	$284,690	$14,109,255	$15,448,824	$3,368	$234,901	$5,414	$41,853
Mortality and expense risk charges (note 2)	(766,276)	(317,584)	(6,428,935)	(4,929,503)	(320)	(75,423)	(501)	(34,129)

Net investment income (loss)	706,395	(32,894)	7,680,320	10,519,321	3,048	159,478	4,913	7,724

Realized gain (loss) on investments	(1,090,486)	(708,690)	1,213,506	210,970	(9,777)	(259,638)	(8,567)	117,392
Change in unrealized gain (loss) on investments	(4,686,578)	(1,156,584)	(14,521,666)	(18,087,780)	(15,353)	(69,158)	(3,864)	(325,487)

Net gain (loss) on investments	(5,777,064)	(1,865,274)	(13,308,160)	(17,876,810)	(25,130)	(328,796)	(12,431)	(208,095)

Reinvested capital gains	-	55,761	-	3,336,855	-	24,197	1,364	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,070,669)	$(1,842,407)	$(5,627,840)	$(4,020,634)	$(22,082)	$(145,121)	$(6,154)	$(200,371)

Investment Activity:	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRBCG2	TRHS2
Reinvested dividends	$3,107	$20,875	$-	$2,430	$2,384	$110,080	$-	$-
Mortality and expense risk charges (note 2)	(3,765)	(23,948)	(82,981)	(5,475)	(1,345)	(255,507)	-	(4,356,891)

Net investment income (loss)	(658)	(3,073)	(82,981)	(3,045)	1,039	(145,427)	-	(4,356,891)

Realized gain (loss) on investments	(368)	279,336	714,644	54,505	(8,755)	285,134	5	23,408,737
Change in unrealized gain (loss) on investments	2,120	(645,950)	(505,095)	(117,441)	(101,092)	(135,026)	-	(18,326,044)

Net gain (loss) on investments	1,752	(366,614)	209,549	(62,936)	(109,847)	150,108	5	5,082,693

Reinvested capital gains	-	285,355	29,018	48,566	68,603	-	-	21,738,017

Net increase (decrease) in contract owners’ equity resulting from operations	$1,094	$(84,332)	$155,586	$(17,415)	$(40,205)	$4,681	$5	$22,463,819

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP
Reinvested dividends	$8,352	$619,293	$125,017	$9,450	$-	$-	$-	$909,556
Mortality and expense risk charges (note 2)	(462,711)	(124,913)	(292,977)	(403,996)	(37,291)	(7,905)	(24,719)	(4,267,090)

Net investment income (loss)	(454,359)	494,380	(167,960)	(394,546)	(37,291)	(7,905)	(24,719)	(3,357,534)

Realized gain (loss) on investments	(5,767,765)	(381,735)	1,063,071	(2,558,732)	7,893	9,652	8,602	1,006,936
Change in unrealized gain (loss) on investments	(5,868,582)	(1,517,915)	(5,447,022)	(7,295,214)	(132,356)	(49,844)	(56,479)	(67,578,255)

Net gain (loss) on investments	(11,636,347)	(1,899,650)	(4,383,951)	(9,853,946)	(124,463)	(40,192)	(47,877)	(66,571,319)

Reinvested capital gains	-	-	1,233,628	-	-	4,728	-	43,675,279

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,090,706)	$(1,405,270)	$(3,318,283)	$(10,248,492)	$(161,754)	$(43,369)	$(72,596)	$(26,253,574)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$6,179,493	$-	$1,249	$38,476	$535,375	$1,157,151	$113,356	$-
Mortality and expense risk charges (note 2)	(1,568,098)	(1,005,980)	(193)	(13,468)	(129,626)	(206,040)	(30,757)	(548)

Net investment income (loss)	4,611,395	(1,005,980)	1,056	25,008	405,749	951,111	82,599	(548)

Realized gain (loss) on investments	(2,029,241)	752,172	(113)	32,351	293,778	318,395	17,406	1,185
Change in unrealized gain (loss) on investments	(10,865,936)	(9,500,860)	(5,700)	(277,790)	(3,250,176)	(5,684,191)	(693,263)	(7,406)

Net gain (loss) on investments	(12,895,177)	(8,748,688)	(5,813)	(245,439)	(2,956,398)	(5,365,796)	(675,857)	(6,221)

Reinvested capital gains	1,049,199	4,853,274	4,592	214,625	2,547,182	4,265,020	592,957	5,707

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,234,583)	$(4,901,394)	$(165)	$(5,806)	$(3,467)	$(149,665)	$(301)	$(1,062)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR
Reinvested dividends	$388	$-	$17	$3,972	$-	$278,796	$38,902	$42,930
Mortality and expense risk charges (note 2)	(3,915)	(1,207,719)	(66)	(3,858)	(549)	(37,398)	(26,356)	(74,753)

Net investment income (loss)	(3,527)	(1,207,719)	(49)	114	(549)	241,398	12,546	(31,823)

Realized gain (loss) on investments	15,355	5,174,714	1,830	272	3,838	(2,010,252)	1,818,159	(381,077)
Change in unrealized gain (loss) on investments	(55,323)	(17,756,198)	(2,371)	(3,805)	(8,680)	(937,336)	(2,402,104)	1,113,929

Net gain (loss) on investments	(39,968)	(12,581,484)	(541)	(3,533)	(4,842)	(2,947,588)	(583,945)	732,852

Reinvested capital gains	31,081	9,358,055	-	-	5,803	3,144,189	642,774	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,414)	$(4,431,148)	$(590)	$(3,419)	$412	$437,999	$71,375	$701,029

Investment Activity:	FOPR	FO2R	AMTG	AMFAS
Reinvested dividends	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(102,020)	(432,836)	(171)	(46,147)

Net investment income (loss)	(102,020)	(432,836)	(171)	(46,147)

Realized gain (loss) on investments	1,869,206	19,532,138	4,396	(258,195)
Change in unrealized gain (loss) on investments	278,657	(11,898,863)	(3,500)	(251,931)

Net gain (loss) on investments	2,147,863	7,633,275	896	(510,126)

Reinvested capital gains	-	-	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	$2,045,843	$7,200,439	$725	$(41,829)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALMCS		ALVDAA		ALVDAB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115,049,473	$58,858,452	$(5,421)	$(5,461)	$467	$258	$(230,514)	$(168,792)
Realized gain (loss) on investments	715,046,581	901,337,010	76,986	32,714	(1,845)	439	132,065	77,847
Change in unrealized gain (loss) on investments	(3,888,840,243)	(522,380,386)	(84,847)	6,746	(2,427)	(2,617)	(1,035,108)	(132,648)
Reinvested capital gains	2,072,504,919	1,040,952,118	-	-	2,024	3,495	350,324	483,628

Net increase (decrease) in contract owners’ equity resulting from operations	(986,239,270)	1,478,767,194	(13,282)	33,999	(1,781)	1,575	(783,233)	260,035

Equity transactions:
Purchase payments received from contract owners (note 3)	5,082,070,683	5,994,771,754	-	-	-	58,880	5,515,671	7,208,310
Transfers between funds	-	-	8,309	(44,573)	(2,278)	36,092	(220,563)	512,020
Redemptions (note 3)	(3,585,721,629)	(3,546,526,710)	(171,925)	(18,801)	(15,424)	-	(760,450)	(396,872)
Annuity benefits	(1,331,027)	(1,478,079)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(347,726,151)	(294,565,413)	(7)	(7)	-	-	(530)	(258)
Contingent deferred sales charges (note 2)	(17,474,670)	(18,813,647)	-	-	-	-	(8,756)	(2,291)
Adjustments to maintain reserves	(143,597)	(245,425)	(12)	8	-	(8)	(187)	(208)

Net equity transactions	1,129,673,609	2,133,142,480	(163,635)	(63,373)	(17,702)	94,964	4,525,185	7,320,701

Net change in contract owners’ equity	143,434,339	3,611,909,674	(176,917)	(29,374)	(19,483)	96,539	3,741,952	7,580,736
Contract owners’ equity beginning of period	45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

Contract owners’ equity end of period	$45,303,722,763	$45,160,288,424	$339,556	$516,473	$92,651	$112,134	$19,589,104	$15,847,152

CHANGES IN UNITS:
Beginning units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493
Units purchased	711,312,559	807,633,872	2,869	949	706	12,468	539,258	746,967
Units redeemed	(574,716,072)	(583,592,424)	(11,360)	(4,239)	(2,342)	(3,725)	(152,498)	(97,274)

Ending units	3,188,288,017	3,051,691,530	17,677	26,168	8,584	10,220	1,778,946	1,392,186

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AAEIP3		ACVIP1		AFGF		AFHY
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19	$-	$4,377	$1,194	$(64,850)	$17,405	$34,884	$35,960
Realized gain (loss) on investments	-	-	(1,098)	(52)	650,422	327,086	(45,635)	714
Change in unrealized gain (loss) on investments	(463)	-	(9,401)	(1,536)	(2,487,967)	(63,086)	(48,675)	(22,974)
Reinvested capital gains	53	-	-	1,768	2,629,053	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(391)	-	(6,122)	1,374	726,658	886,188	(59,426)	13,700

Equity transactions:
Purchase payments received from contract owners (note 3)	2,444	-	128,175	110,156	14,160	2,839	40,614	933
Transfers between funds	-	-	10,742	41,124	10,166	(176,482)	(471,760)	(166,981)
Redemptions (note 3)	-	-	(28,128)	-	(1,816,653)	(478,745)	(29,500)	(20,538)
Annuity benefits	-	-	-	-	(878)	(832)	(1,398)	(1,483)
Contract maintenance charges (note 2)	-	-	(919)	(202)	(2,727)	(2,799)	(327)	(397)
Contingent deferred sales charges (note 2)	-	-	-	-	(19)	(42)	-	-
Adjustments to maintain reserves	(3)	-	-	(4)	719	497	742	906

Net equity transactions	2,441	-	109,870	151,074	(1,795,232)	(655,564)	(461,629)	(187,560)

Net change in contract owners’ equity	2,050	-	103,748	152,448	(1,068,574)	230,624	(521,055)	(173,860)
Contract owners’ equity beginning of period	-	-	198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950

Contract owners’ equity end of period	$2,050	$-	$302,685	$198,937	$11,534,835	$12,603,409	$701,035	$1,222,090

CHANGES IN UNITS:
Beginning units	-	-	21,218	5,112	106,861	112,638	21,295	24,207
Units purchased	330	-	15,658	16,221	263	266	11,704	33,816
Units redeemed	-	-	(3,689)	(115)	(14,621)	(6,043)	(19,730)	(36,728)

Ending units	330	-	33,187	21,218	92,503	106,861	13,269	21,295

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVPAP2		AFGC		BRVHY3		BRVTR3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(565,967)	$(9,888,365)	$2,329	$148	$47,524	$-	$23,521	$-
Realized gain (loss) on investments	7,780,829	1,156,667	10,994	7,696	(48,515)	-	(3,441)	-
Change in unrealized gain (loss) on investments	(43,936,816)	19,422,245	(14,714)	26,881	(262,579)	-	(506,132)	-
Reinvested capital gains	16,575,282	-	7,231	-	28,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,146,672)	10,690,547	5,840	34,725	(234,641)	-	(486,052)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,421,857	402,389,134	210	193	2,778,534	-	50,598,529	-
Transfers between funds	(19,731,320)	4,932,056	(28,467)	22,866	1,992,550	-	10,836,899	-
Redemptions (note 3)	(17,200,217)	(10,464,015)	(117,347)	(69,197)	(190,349)	-	(389,397)	-
Annuity benefits	-	-	(219)	(222)	-	-	-	-
Contract maintenance charges (note 2)	(9,503,264)	(4,771,899)	(472)	(516)	(16)	-	(40,732)	-
Contingent deferred sales charges (note 2)	(280,239)	(281,526)	-	-	(156)	-	(2,840)	-
Adjustments to maintain reserves	(193)	3,079	199	170	17	-	(3)	-

Net equity transactions	(26,293,376)	391,806,829	(146,096)	(46,706)	4,580,580	-	61,002,456	-

Net change in contract owners’ equity	(46,440,048)	402,497,376	(140,256)	(11,981)	4,345,939	-	60,516,404	-
Contract owners’ equity beginning of period	798,451,750	395,954,374	895,799	907,780	-	-	-	-

Contract owners’ equity end of period	$752,011,702	$798,451,750	$755,543	$895,799	$4,345,939	$-	$60,516,404	$-

CHANGES IN UNITS:
Beginning units	65,640,615	32,981,115	25,113	26,433	-	-	-	-
Units purchased	3,691,213	35,218,055	436	1,219	581,963	-	6,600,377	-
Units redeemed	(5,857,687)	(2,558,555)	(4,498)	(2,539)	(109,372)	-	(414,271)	-

Ending units	63,474,141	65,640,615	21,051	25,113	472,591	-	6,186,106	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVED3		MLVGA3		CHSMM		DWVVLS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$126,042	$-	$(2,108,048)	$2,632,396	$(66,987)	$(86,728)	$7,532	$3,148
Realized gain (loss) on investments	(65)	-	655,937	662,941	-	-	35,189	3,706
Change in unrealized gain (loss) on investments	(2,679,017)	-	(32,178,937)	(31,989,850)	-	-	(53,733)	47,229
Reinvested capital gains	2,897,235	-	22,883,409	28,815,036	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	344,195	-	(10,747,639)	120,523	(66,987)	(86,728)	(11,012)	54,083

Equity transactions:
Purchase payments received from contract owners (note 3)	54,368,736	-	65,201,116	98,681,601	15,302	46,986	171,771	354,886
Transfers between funds	6,408,426	-	6,223,813	4,247,634	1,773,387	377,462	16,663	3,077
Redemptions (note 3)	(282,084)	-	(21,327,070)	(17,562,728)	(1,563,248)	(1,154,983)	(169,042)	(7,307)
Annuity benefits	-	-	(2,368)	-	-	-	-	-
Contract maintenance charges (note 2)	(17,491)	-	(14,461)	(12,703)	(531)	(525)	(2,004)	(795)
Contingent deferred sales charges (note 2)	(23)	-	(61,964)	(45,051)	-	-	-	-
Adjustments to maintain reserves	(86)	-	(516)	(959)	37	39	5	(11)

Net equity transactions	60,477,478	-	50,018,550	85,307,794	224,947	(731,021)	17,393	349,850

Net change in contract owners’ equity	60,821,673	-	39,270,911	85,428,317	157,960	(817,749)	6,381	403,933
Contract owners’ equity beginning of period	-	-	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

Contract owners’ equity end of period	$60,821,673	$-	$376,020,365	$336,749,454	$9,048,033	$8,890,073	$636,020	$629,639

CHANGES IN UNITS:
Beginning units	-	-	22,411,842	16,742,221	884,847	949,742	47,661	19,338
Units purchased	6,381,238	-	6,231,053	7,925,924	881,298	581,830	18,577	30,361
Units redeemed	(145,493)	-	(2,916,666)	(2,256,303)	(848,183)	(646,725)	(17,557)	(2,038)

Ending units	6,235,745	-	25,726,229	22,411,842	917,962	884,847	48,681	47,661

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DWVSVS		DSIF		DSIFS		DSRG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(330,659)	$(189,294)	$1,086,845	$973,982	$64,712	$(15,544)	$(112,435)	$(117,176)
Realized gain (loss) on investments	(512,105)	196,838	10,158,110	10,605,917	15,507,620	14,423,911	2,721,538	2,985,516
Change in unrealized gain (loss) on investments	(4,593,320)	(226,368)	(18,228,110)	12,616,970	(20,504,146)	1,946,132	(10,242,321)	(912,297)
Reinvested capital gains	2,936,934	900,002	6,578,081	2,808,528	4,349,725	1,996,926	5,750,032	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	(2,499,150)	681,178	(405,074)	27,005,397	(582,089)	18,351,425	(1,883,186)	5,088,230

Equity transactions:
Purchase payments received from contract owners (note 3)	7,198,873	12,473,991	2,703,088	3,577,023	2,702,101	2,791,706	488,534	606,204
Transfers between funds	2,452,833	5,896,091	(1,325,531)	(680,279)	(14,067,032)	(10,746,799)	(385,690)	54,131
Redemptions (note 3)	(1,066,636)	(1,013,870)	(25,255,275)	(26,826,517)	(12,771,673)	(14,587,289)	(4,383,332)	(4,886,571)
Annuity benefits	-	-	(57,085)	(61,395)	(3,945)	(3,855)	(3,622)	(3,553)
Contract maintenance charges (note 2)	(83,101)	(33,750)	(98,603)	(106,876)	(473,454)	(513,453)	(26,036)	(28,521)
Contingent deferred sales charges (note 2)	(7,240)	(3,316)	(8,799)	(16,601)	(40,682)	(63,940)	(2,041)	(2,046)
Adjustments to maintain reserves	(442)	(2,564)	4,032	1,862	(1,087)	(285)	220	158

Net equity transactions	8,494,287	17,316,582	(24,038,173)	(24,112,783)	(24,655,772)	(23,123,915)	(4,311,967)	(4,260,198)

Net change in contract owners’ equity	5,995,137	17,997,760	(24,443,247)	2,892,614	(25,237,861)	(4,772,490)	(6,195,153)	828,032
Contract owners’ equity beginning of period	23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

Contract owners’ equity end of period	$29,685,190	$23,690,053	$219,834,155	$244,277,402	$144,148,929	$169,386,790	$39,448,634	$45,643,787

CHANGES IN UNITS:
Beginning units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074
Units purchased	1,313,331	2,065,110	141,754	194,615	828,516	929,920	29,633	41,450
Units redeemed	(635,651)	(662,371)	(642,666)	(734,728)	(1,859,794)	(1,936,092)	(139,200)	(155,263)

Ending units	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178	1,041,694	1,151,261

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ETVFR		FRESS2		GVGMNS		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$377,767	$156,568	$8,216	$7,628	$(122,355)	$(91,590)	$63	$-
Realized gain (loss) on investments	(672,152)	(184,376)	27,094	1,326	18,038	40,819	-	-
Change in unrealized gain (loss) on investments	(608,286)	(330,314)	(27,809)	47,377	(699,350)	132,579	(130)	-
Reinvested capital gains	-	-	15,495	32,853	175,562	53,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,671)	(358,122)	22,996	89,184	(628,105)	135,130	(67)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	11,278,836	6,887,454	100,263	466,339	2,007,746	2,405,349	7,658	-
Transfers between funds	(2,205,009)	14,931,802	(47,574)	(18,107)	336,474	(77,701)	-	-
Redemptions (note 3)	(3,714,397)	(726,660)	(19,317)	(1,606)	(342,582)	(431,861)	-	-
Annuity benefits	-	-	-	-	(837)	-	-	-
Contract maintenance charges (note 2)	(693)	(661)	-	-	(371)	(287)	-	-
Contingent deferred sales charges (note 2)	(2,488)	(1,181)	-	-	(830)	(1,708)	-	-
Adjustments to maintain reserves	(294)	73	(4)	1	(54)	(105)	(3)	-

Net equity transactions	5,355,955	21,090,827	33,368	446,627	1,999,546	1,893,687	7,655	-

Net change in contract owners’ equity	4,453,284	20,732,705	56,364	535,811	1,371,441	2,028,817	7,588	-
Contract owners’ equity beginning of period	20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	-	-

Contract owners’ equity end of period	$25,354,740	$20,901,456	$723,669	$667,305	$8,022,467	$6,651,026	$7,588	$-

CHANGES IN UNITS:
Beginning units	2,099,789	16,659	57,644	14,671	571,852	406,175	-	-
Units purchased	4,752,421	3,327,980	25,512	44,975	262,790	236,087	770	-
Units redeemed	(4,232,652)	(1,244,850)	(22,446)	(2,002)	(91,929)	(70,410)	-	-

Ending units	2,619,558	2,099,789	60,710	57,644	742,713	571,852	770	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(257,307)	$(372,883)	$(238,698)	$(171,369)	$(314,142)	$(349,201)	$7,328	$(610)
Realized gain (loss) on investments	2,529,167	2,722,764	(112,118)	128,021	1,832,658	1,630,076	(1,749)	20
Change in unrealized gain (loss) on investments	(7,547,045)	(5,502,579)	(2,104,904)	(1,087,995)	(2,946,201)	18,425	(31,594)	(4,821)
Reinvested capital gains	3,208,344	1,855,175	1,515,376	1,285,549	1,477,223	-	17,239	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	(2,066,841)	(1,297,523)	(940,344)	154,206	49,538	1,299,300	(8,776)	4,359

Equity transactions:
Purchase payments received from contract owners (note 3)	634,748	3,704,991	2,400,024	5,376,524	90,731	225,372	13,169	153,142
Transfers between funds	(9,820,125)	(3,321,738)	1,041,590	413,990	267,966	(739,239)	1,338	994
Redemptions (note 3)	(1,699,548)	(1,772,220)	(525,771)	(425,544)	(2,563,984)	(2,683,558)	(21,255)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(185,439)	(247,847)	(61,613)	(33,676)	(123,226)	(113,296)	(48)	-
Contingent deferred sales charges (note 2)	(26,287)	(31,101)	(3,957)	(6,161)	(4,891)	(7,746)	-	-
Adjustments to maintain reserves	(461)	(560)	(324)	(296)	(369)	(507)	(3)	3

Net equity transactions	(11,097,112)	(1,668,475)	2,849,949	5,324,837	(2,333,773)	(3,318,974)	(6,799)	154,139

Net change in contract owners’ equity	(13,163,953)	(2,965,998)	1,909,605	5,479,043	(2,284,235)	(2,019,674)	(15,575)	158,498
Contract owners’ equity beginning of period	34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

Contract owners’ equity end of period	$20,959,247	$34,123,200	$14,556,079	$12,646,474	$19,254,944	$21,539,179	$194,273	$209,848

CHANGES IN UNITS:
Beginning units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179
Units purchased	230,580	590,399	463,187	541,104	288,716	298,275	1,483	14,990
Units redeemed	(901,967)	(689,732)	(244,364)	(127,916)	(448,802)	(547,767)	(2,085)	(80)

Ending units	1,378,482	2,049,869	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JPMMV1		JABS		JAMGS		JAFBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(51,037)	$(84,431)	$28,908	$17,657	$679	$(316)	$74,369	$-
Realized gain (loss) on investments	1,604,526	1,594,624	387,316	451,439	1,739	62	(14,276)	-
Change in unrealized gain (loss) on investments	(3,370,731)	(421,908)	(823,604)	4,922	(21,154)	7,876	(270,325)	-
Reinvested capital gains	1,247,580	859,135	321,432	282,873	20,676	2,926	5,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	(569,662)	1,947,420	(85,948)	756,891	1,940	10,548	(204,875)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	356,973	483,093	21,777	134,807	65,571	111,515	8,267,208	-
Transfers between funds	(223,459)	(21,207)	852	(267,926)	51,815	(77)	11,109,919	-
Redemptions (note 3)	(2,222,300)	(2,206,307)	(1,052,567)	(942,414)	(1,501)	-	(387,647)	-
Annuity benefits	-	-	(11,808)	(11,853)	-	-	-	-
Contract maintenance charges (note 2)	(4,278)	(4,086)	(544)	(604)	(163)	(33)	(28,558)	-
Contingent deferred sales charges (note 2)	(3,166)	(1,084)	(66)	(92)	-	-	(3,484)	-
Adjustments to maintain reserves	(84)	(96)	3,415	2,660	(12)	(7)	(105)	-

Net equity transactions	(2,096,314)	(1,749,687)	(1,038,941)	(1,085,422)	115,710	111,398	18,957,333	-

Net change in contract owners’ equity	(2,665,976)	197,733	(1,124,889)	(328,531)	117,650	121,946	18,752,458	-
Contract owners’ equity beginning of period	16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	-	-

Contract owners’ equity end of period	$13,376,443	$16,042,419	$10,159,248	$11,284,137	$249,785	$132,135	$18,752,458	$-

CHANGES IN UNITS:
Beginning units	629,150	706,041	481,380	528,268	9,705	836	-	-
Units purchased	154,953	148,906	30,422	33,520	9,140	8,905	2,200,965	-
Units redeemed	(237,981)	(225,797)	(74,263)	(80,408)	(1,087)	(36)	(281,390)	-

Ending units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(415,820)	$(2,228,907)	$(348,038)	$(472,048)	$(546,913)	$3,137,493	$(60,692)	$136,885
Realized gain (loss) on investments	4,981,707	12,761,228	1,959,801	2,176,828	(4,817,366)	(1,420,670)	(1,396,345)	32,386
Change in unrealized gain (loss) on investments	(18,298,004)	(47,364,159)	(6,872,347)	(1,257,409)	(2,113,532)	(16,890,457)	(2,683,319)	(1,675,881)
Reinvested capital gains	28,173,307	46,390,189	6,037,314	1,873,001	1,715,089	5,170,275	46,452	96,352

Net increase (decrease) in contract owners’ equity resulting from operations	14,441,190	9,558,351	776,730	2,320,372	(5,762,722)	(10,003,359)	(4,093,904)	(1,410,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,919,469	7,313,347	10,982,788	9,539,097	5,001,354	6,482,051	7,892,395	8,650,115
Transfers between funds	(4,828,833)	(13,469,286)	12,129,555	90,314	(4,906,377)	(1,077,134)	218,487	5,655,271
Redemptions (note 3)	(13,087,193)	(13,089,099)	(2,990,022)	(2,260,800)	(6,799,526)	(8,418,224)	(698,512)	(237,718)
Annuity benefits	-	-	(628)	(582)	(11,126)	(13,182)	-	-
Contract maintenance charges (note 2)	(685,614)	(705,650)	(4,324)	(4,215)	(10,785)	(13,407)	(501)	(138)
Contingent deferred sales charges (note 2)	(56,286)	(52,011)	(11,954)	(6,603)	(15,139)	(22,555)	(2,715)	(377)
Adjustments to maintain reserves	(1,284)	(1,418)	(367)	(321)	(602)	(362)	(164)	(121)

Net equity transactions	(16,739,741)	(20,004,117)	20,105,048	7,356,890	(6,742,201)	(3,062,813)	7,408,990	14,067,032

Net change in contract owners’ equity	(2,298,551)	(10,445,766)	20,881,778	9,677,262	(12,504,923)	(13,066,172)	3,315,086	12,656,774
Contract owners’ equity beginning of period	149,625,246	160,071,012	36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843

Contract owners’ equity end of period	$147,326,695	$149,625,246	$57,807,055	$36,925,277	$51,258,995	$63,763,918	$16,012,703	$12,697,617

CHANGES IN UNITS:
Beginning units	6,633,166	7,528,794	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129
Units purchased	980,914	882,831	2,998,959	1,992,176	667,863	608,654	1,744,146	1,584,097
Units redeemed	(1,714,756)	(1,778,459)	(1,463,085)	(1,374,912)	(1,028,942)	(849,845)	(911,604)	(209,342)

Ending units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	M2IGSS		MNDSC		MVUSC		MVFSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(46,083)	$-	$(397,079)	$(348,675)	$5,005	$1,153	$1,928,324	$(908,981)
Realized gain (loss) on investments	(41,580)	-	(346,348)	939,368	1,200	367	21,261,691	24,276,723
Change in unrealized gain (loss) on investments	(477,426)	-	(1,114,993)	(7,402,779)	(39,513)	(1,552)	(53,561,941)	(4,518,031)
Reinvested capital gains	388,726	-	803,316	4,576,880	10,068	2,785	21,634,866	11,748,958

Net increase (decrease) in contract owners’ equity resulting from operations	(176,363)	-	(1,055,104)	(2,235,206)	(23,240)	2,753	(8,737,060)	30,598,669

Equity transactions:
Purchase payments received from contract owners (note 3)	5,202	-	4,989,780	6,616,098	30,063	15,857	24,319,241	27,963,946
Transfers between funds	7,164,231	-	(120,038)	(5,368,251)	27,965	72,971	(900,509)	(14,469,598)
Redemptions (note 3)	(835,497)	-	(1,402,985)	(1,265,413)	(13,325)	-	(38,671,451)	(43,942,454)
Annuity benefits	-	-	-	-	-	-	(15,395)	(14,253)
Contract maintenance charges (note 2)	(497)	-	(67,599)	(56,686)	-	-	(1,923,396)	(1,828,264)
Contingent deferred sales charges (note 2)	(574)	-	(12,114)	(9,323)	-	-	(89,070)	(124,789)
Adjustments to maintain reserves	(116)	-	(424)	(511)	1	-	(1,081)	(1,375)

Net equity transactions	6,332,749	-	3,386,620	(84,086)	44,704	88,828	(17,281,661)	(32,416,787)

Net change in contract owners’ equity	6,156,386	-	2,331,516	(2,319,292)	21,464	91,581	(26,018,721)	(1,818,118)
Contract owners’ equity beginning of period	-	-	21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821

Contract owners’ equity end of period	$6,156,386	$-	$23,951,034	$21,619,518	$134,024	$112,560	$358,674,982	$384,693,703

CHANGES IN UNITS:
Beginning units	-	-	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092
Units purchased	754,465	-	703,127	866,526	5,061	7,758	2,628,868	2,759,897
Units redeemed	(121,330)	-	(448,082)	(878,428)	(1,203)	(199)	(3,245,410)	(4,064,509)

Ending units	633,135	-	1,931,535	1,676,490	13,406	9,548	13,646,938	14,263,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVIVSC		MSGI2		MSVFI		MSVF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$504,121	$422,809	$(142)	$-	$53,723	$22,729	$220,741	$229,065
Realized gain (loss) on investments	4,481,833	1,816,506	(18,215)	-	2,991	16,820	482,248	468,577
Change in unrealized gain (loss) on investments	166,288	(3,271,951)	(178,655)	-	(102,658)	46,111	(997,854)	208,486
Reinvested capital gains	2,075,885	-	55,067	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,228,127	(1,032,636)	(141,945)	-	(45,944)	85,660	(294,865)	906,128

Equity transactions:
Purchase payments received from contract owners (note 3)	26,886,356	28,148,030	1,285,143	-	45,962	20,296	75,743	31,660
Transfers between funds	18,641,060	11,137,685	155,482	-	(296,847)	1,399,248	(708,963)	367,219
Redemptions (note 3)	(11,897,161)	(8,110,808)	(27,444)	-	(196,378)	(85,350)	(2,513,046)	(1,882,161)
Annuity benefits	(336)	-	-	-	-	-	(1,576)	(6,999)
Contract maintenance charges (note 2)	(1,144,120)	(903,449)	(1)	-	(442)	(323)	(21,293)	(22,227)
Contingent deferred sales charges (note 2)	(97,586)	(82,139)	-	-	(3)	(45)	(1,611)	(1,092)
Adjustments to maintain reserves	(813)	(680)	(30)	-	(43)	(37)	(244)	(315)

Net equity transactions	32,387,400	30,188,639	1,413,150	-	(447,751)	1,333,789	(3,170,990)	(1,513,915)

Net change in contract owners’ equity	39,615,527	29,156,003	1,271,205	-	(493,695)	1,419,449	(3,465,855)	(607,787)
Contract owners’ equity beginning of period	168,757,596	139,601,593	-	-	2,562,783	1,143,334	15,019,032	15,626,819

Contract owners’ equity end of period	$208,373,123	$168,757,596	$1,271,205	$-	$2,069,088	$2,562,783	$11,553,177	$15,019,032

CHANGES IN UNITS:
Beginning units	11,397,673	9,380,271	-	-	197,375	94,101	1,156,982	1,277,247
Units purchased	4,830,397	3,913,398	164,907	-	58,510	143,526	136,267	265,809
Units redeemed	(2,780,288)	(1,895,996)	(9,975)	-	(92,830)	(40,252)	(384,801)	(386,074)

Ending units	13,447,782	11,397,673	154,932	-	163,055	197,375	908,448	1,156,982

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSEM		MSEMB		VKVGR2		MSVRE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$82,721	$101,267	$34,160	$30,347	$(20)	$(1,393)	$(22)	$28
Realized gain (loss) on investments	(25,901)	1,426	(9,702)	1,866	8,790	340	1,183	1,864
Change in unrealized gain (loss) on investments	(105,836)	(75,222)	(41,147)	(29,801)	(19,965)	18,822	(903)	5,653
Reinvested capital gains	-	18,455	-	5,746	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,016)	45,926	(16,689)	8,158	(11,195)	17,769	258	7,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(6)	28,894	132,772	19,078	54,402	-	-
Transfers between funds	(98,343)	(69,106)	(11,032)	(6,975)	168,270	127,018	-	-
Redemptions (note 3)	(220,397)	(290,609)	(215,868)	(84,266)	(48,608)	(6,006)	-	-
Annuity benefits	-	-	-	-	-	-	(3,153)	(6,509)
Contract maintenance charges (note 2)	(1,112)	(1,280)	(87)	(116)	(5)	(13)	-	-
Contingent deferred sales charges (note 2)	(83)	(13)	-	(1)	-	(16)	-	-
Adjustments to maintain reserves	(126)	44	(22)	(70)	(36)	2	888	858

Net equity transactions	(320,061)	(360,970)	(198,115)	41,344	138,699	175,387	(2,265)	(5,651)

Net change in contract owners’ equity	(369,077)	(315,044)	(214,804)	49,502	127,504	193,156	(2,007)	1,894
Contract owners’ equity beginning of period	2,214,822	2,529,866	815,841	766,339	275,172	82,016	31,027	29,133

Contract owners’ equity end of period	$1,845,745	$2,214,822	$601,037	$815,841	$402,676	$275,172	$29,020	$31,027

CHANGES IN UNITS:
Beginning units	85,072	98,656	44,687	35,082	25,692	8,643	-	-
Units purchased	-	-	4,203	16,453	32,099	22,364	-	-
Units redeemed	(12,432)	(13,584)	(11,269)	(6,848)	(18,892)	(5,315)	-	-

Ending units	72,640	85,072	37,621	44,687	38,899	25,692	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVREB		NAMGI2		NAMAA2		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6)	$(4)	$513,032	$173,386	$3,930,020	$1,370,824	$491,638	$367,621
Realized gain (loss) on investments	134	152	42,596	(809)	(16,148)	216	2,028,457	2,092,315
Change in unrealized gain (loss) on investments	(113)	876	(7,148,929)	61,030	(31,990,949)	(713,034)	(11,555,231)	(2,489,375)
Reinvested capital gains	-	-	5,389,473	-	9,981,435	-	6,180,911	6,164,475

Net increase (decrease) in contract owners’ equity resulting from operations	15	1,024	(1,203,828)	233,607	(18,095,642)	658,006	(2,854,225)	6,135,036

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(377)	38,623,737	21,276,968	403,529,057	184,133,541	506,952	1,272,310
Transfers between funds	-	(410)	6,381,172	255,223	30,522,009	2,164,106	(2,109,868)	431,834
Redemptions (note 3)	-	-	(982,118)	(50,753)	(5,423,160)	(436,741)	(6,684,637)	(6,638,123)
Annuity benefits	(564)	(500)	-	-	-	-	(4,540)	(4,557)
Contract maintenance charges (note 2)	-	2	(222,363)	-	(2,467,981)	(7,782)	(18,230)	(20,181)
Contingent deferred sales charges (note 2)	-	-	(17,887)	(89)	(109,268)	(2,399)	(4,105)	(3,795)
Adjustments to maintain reserves	23	(34)	(126)	(43)	(328)	(17)	(2,431)	1,261

Net equity transactions	(541)	(1,319)	43,782,415	21,481,306	426,050,329	185,850,708	(8,316,859)	(4,961,251)

Net change in contract owners’ equity	(526)	(295)	42,578,587	21,714,913	407,954,687	186,508,714	(11,171,084)	1,173,785
Contract owners’ equity beginning of period	4,081	4,376	21,714,913	-	186,508,714	-	56,199,263	55,025,478

Contract owners’ equity end of period	$3,555	$4,081	$64,293,500	$21,714,913	$594,463,401	$186,508,714	$45,028,179	$56,199,263

CHANGES IN UNITS:
Beginning units	-	27	2,143,787	-	18,774,801	-	2,467,526	2,696,763
Units purchased	-	-	4,721,067	2,229,274	46,204,710	19,164,901	60,845	178,449
Units redeemed	-	(27)	(425,721)	(85,487)	(2,827,443)	(390,100)	(435,316)	(407,686)

Ending units	-	-	6,439,133	2,143,787	62,152,068	18,774,801	2,093,055	2,467,526

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,138,665	$533,622	$(4,354,741)	$(28,017,348)	$(2,100,870)	$(4,188,798)	$(2,259,956)	$(1,697,538)
Realized gain (loss) on investments	5,596,414	7,687,272	18,470,222	16,730,114	2,330,621	2,375,634	6,575,786	2,330,212
Change in unrealized gain (loss) on investments	(37,337,540)	(8,762,082)	(283,948,301)	174,411,995	(35,933,450)	40,356,593	(16,328,118)	(61,252)
Reinvested capital gains	20,754,318	18,844,783	239,162,576	8,046,845	825,067	15,194,522	22,947,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,848,143)	18,303,595	(30,670,244)	171,171,606	(34,878,632)	53,737,951	10,934,770	571,422

Equity transactions:
Purchase payments received from contract owners (note 3)	12,560,708	13,052,832	456,899,566	444,256,128	321,528,345	278,721,804	31,398,158	42,466,658
Transfers between funds	(6,301,439)	(3,892,605)	37,787,074	61,585,453	44,687,395	29,099,141	13,752,835	(4,335,173)
Redemptions (note 3)	(18,634,809)	(20,005,361)	(295,598,804)	(266,007,318)	(106,974,492)	(91,640,033)	(16,690,764)	(16,656,228)
Annuity benefits	(23,507)	(23,369)	(10,194)	(20,372)	(46,448)	(47,309)	(5,728)	(5,549)
Contract maintenance charges (note 2)	(784,339)	(694,642)	(52,452,380)	(46,739,903)	(18,960,382)	(15,003,754)	(1,086,835)	(910,762)
Contingent deferred sales charges (note 2)	(68,472)	(81,087)	(2,208,153)	(2,313,764)	(1,116,168)	(1,000,632)	(112,680)	(130,826)
Adjustments to maintain reserves	(1,149)	(1,363)	(8,641)	2,137	(389)	1,708	(751)	(754)

Net equity transactions	(13,253,007)	(11,645,595)	144,408,468	190,762,361	239,117,861	200,130,925	27,254,235	20,427,366

Net change in contract owners’ equity	(23,101,150)	6,658,000	113,738,224	361,933,967	204,239,229	253,868,876	38,189,005	20,998,788
Contract owners’ equity beginning of period	177,601,231	170,943,231	5,277,472,721	4,915,538,754	1,761,868,562	1,507,999,686	221,983,081	200,984,293

Contract owners’ equity end of period	$154,500,081	$177,601,231	$5,391,210,945	$5,277,472,721	$1,966,107,791	$1,761,868,562	$260,172,086	$221,983,081

CHANGES IN UNITS:
Beginning units	7,970,170	8,531,980	366,259,790	352,795,401	152,420,112	135,018,265	14,633,884	13,261,501
Units purchased	1,517,382	1,735,984	48,475,654	47,802,139	40,869,819	39,321,455	4,520,767	3,914,058
Units redeemed	(2,133,248)	(2,297,794)	(38,758,799)	(34,337,750)	(20,482,534)	(21,919,608)	(2,775,930)	(2,541,675)

Ending units	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112	16,378,721	14,633,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,392,216)	$(3,715,998)	$(14,159,163)	$(13,275,403)	$2,461,920	$2,044,593	$(55,164)	$(7,340)
Realized gain (loss) on investments	4,309,748	2,142,219	48,687,860	60,342,372	(1,533,306)	64,072	(185,969)	104,892
Change in unrealized gain (loss) on investments	5,961,159	22,797,673	(190,942,620)	89,714,927	(4,392,847)	(3,501,442)	(1,638,784)	(456,285)
Reinvested capital gains	10,724,594	-	145,358,132	17,195,120	628,292	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,603,285	21,223,894	(11,055,791)	153,977,016	(2,835,941)	(1,392,777)	(1,879,917)	(358,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	62,916,921	73,541,118	353,056,409	337,172,403	5,661,628	5,390,738	252,112	216,562
Transfers between funds	(1,638,902)	(15,506,884)	(47,971,793)	(75,266,251)	2,343,793	64,087,672	(197,905)	13,819,023
Redemptions (note 3)	(28,646,160)	(27,100,315)	(114,274,572)	(101,294,208)	(9,096,440)	(6,570,634)	(1,733,797)	(1,749,956)
Annuity benefits	(8,889)	(6,092)	(20,440)	(19,405)	(285)	(302)	(805)	(2,240)
Contract maintenance charges (note 2)	(1,287,750)	(1,191,441)	(19,185,345)	(15,636,418)	(4,436)	(3,413)	(5,313)	(4,337)
Contingent deferred sales charges (note 2)	(121,681)	(177,330)	(1,176,810)	(1,071,159)	(24,281)	(28,703)	(2,884)	(2,470)
Adjustments to maintain reserves	14,734	(1,207)	(1,380)	1,157	(539)	(574)	(391)	1,939

Net equity transactions	31,228,273	29,557,849	170,426,069	143,886,119	(1,120,560)	62,874,784	(1,688,983)	12,278,521

Net change in contract owners’ equity	48,831,558	50,781,743	159,370,278	297,863,135	(3,956,501)	61,482,007	(3,568,900)	11,919,788
Contract owners’ equity beginning of period	367,853,887	317,072,144	2,022,454,301	1,724,591,166	66,621,695	5,139,688	12,168,860	249,072

Contract owners’ equity end of period	$416,685,445	$367,853,887	$2,181,824,579	$2,022,454,301	$62,665,194	$66,621,695	$8,599,960	$12,168,860

CHANGES IN UNITS:
Beginning units	25,379,860	23,231,955	152,683,209	141,379,875	3,331,749	255,684	578,521	14,366
Units purchased	6,591,102	6,838,787	34,914,976	35,498,465	2,275,453	5,581,827	42,205	674,713
Units redeemed	(4,506,921)	(4,690,882)	(22,335,041)	(24,195,131)	(2,345,927)	(2,505,762)	(126,126)	(110,558)

Ending units	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749	494,600	578,521

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		GIG		NVIE6		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(669,645)	$(158,564)	$(181,696)	$206,728	$(542,441)	$692,621	$(452,606)	$(394,853)
Realized gain (loss) on investments	(758,940)	233,390	(95,637)	26,578	1,222,651	921,024	2,283,635	3,810,006
Change in unrealized gain (loss) on investments	(10,023,634)	(2,809,615)	(1,282,973)	(969,062)	(4,318,932)	(2,699,156)	(10,180,236)	(12,614,582)
Reinvested capital gains	-	-	760,221	-	1,557,868	-	6,577,065	13,354,869

Net increase (decrease) in contract owners’ equity resulting from operations	(11,452,219)	(2,734,789)	(800,085)	(735,756)	(2,080,854)	(1,085,511)	(1,772,142)	4,155,440

Equity transactions:
Purchase payments received from contract owners (note 3)	5,517,105	6,217,527	250,609	344,395	5,436,503	6,165,229	791,804	762,769
Transfers between funds	3,241,708	59,208,188	(344,394)	24,315,236	1,970,625	6,157,350	(1,127,002)	(3,015,654)
Redemptions (note 3)	(6,071,157)	(3,776,115)	(2,749,892)	(1,614,288)	(2,817,483)	(2,870,429)	(8,340,972)	(8,901,463)
Annuity benefits	(2,733)	(1,537)	(4,521)	(3,213)	-	-	(11,813)	(11,188)
Contract maintenance charges (note 2)	(4,306)	(2,895)	(8,061)	(5,845)	(220,469)	(166,392)	(29,737)	(33,274)
Contingent deferred sales charges (note 2)	(89,200)	(9,810)	(2,163)	(766)	(24,255)	(26,716)	(3,238)	(1,954)
Adjustments to maintain reserves	(5,378)	(615)	150	20,256	(590)	(464)	71	123

Net equity transactions	2,586,039	61,634,743	(2,858,272)	23,055,775	4,344,331	9,258,578	(8,720,887)	(11,200,641)

Net change in contract owners’ equity	(8,866,180)	58,899,954	(3,658,357)	22,320,019	2,263,477	8,173,067	(10,493,029)	(7,045,201)
Contract owners’ equity beginning of period	59,824,570	924,616	22,421,601	101,582	37,716,834	29,543,767	81,915,914	88,961,115

Contract owners’ equity end of period	$50,958,390	$59,824,570	$18,763,244	$22,421,601	$39,980,311	$37,716,834	$71,422,885	$81,915,914

CHANGES IN UNITS:
Beginning units	2,054,838	28,105	1,638,422	8,336	4,306,729	3,288,584	6,161,181	7,038,080
Units purchased	663,729	2,371,315	55,102	1,772,647	1,529,420	1,857,996	80,486	97,692
Units redeemed	(608,207)	(344,582)	(259,192)	(142,561)	(1,049,438)	(839,851)	(739,286)	(974,591)

Ending units	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729	5,502,381	6,161,181

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(247,034)	$(261,455)	$(13,165)	$(14,607)	$(1,087,367)	$(1,306,874)	$687,797	$290,583
Realized gain (loss) on investments	1,066,135	2,569,130	95,800	559,104	17,337,208	24,903,697	763,231	933,506
Change in unrealized gain (loss) on investments	(3,818,044)	(5,892,663)	(563,519)	(341,829)	(41,218,544)	(10,727,335)	(9,073,506)	(2,214,646)
Reinvested capital gains	2,323,208	5,023,291	447,658	-	22,445,657	-	5,195,923	2,525,526

Net increase (decrease) in contract owners’ equity resulting from operations	(675,735)	1,438,303	(33,226)	202,668	(2,523,046)	12,869,488	(2,426,555)	1,534,969

Equity transactions:
Purchase payments received from contract owners (note 3)	157,087	400,014	153,712	212,900	5,604,798	5,941,690	10,775,466	16,799,491
Transfers between funds	(2,374,595)	(5,138,146)	(40,448)	(1,149,948)	(5,830,379)	(19,955,839)	2,593,466	(225,744)
Redemptions (note 3)	(1,835,324)	(2,911,169)	(281,599)	(371,183)	(20,849,680)	(27,143,258)	(6,028,860)	(3,546,740)
Annuity benefits	-	-	-	-	(7,409)	(7,255)	-	-
Contract maintenance charges (note 2)	(203,153)	(208,049)	(957)	(973)	(735,079)	(761,325)	(4,727)	(4,174)
Contingent deferred sales charges (note 2)	(18,670)	(16,044)	(2,422)	(6,645)	(24,171)	(74,711)	(12,078)	(19,403)
Adjustments to maintain reserves	(351)	(511)	(77)	(64)	(801)	(1,114)	(333)	(323)

Net equity transactions	(4,275,006)	(7,873,905)	(171,791)	(1,315,913)	(21,842,721)	(42,001,812)	7,322,934	13,003,107

Net change in contract owners’ equity	(4,950,741)	(6,435,602)	(205,017)	(1,113,245)	(24,365,767)	(29,132,324)	4,896,379	14,538,076
Contract owners’ equity beginning of period	30,361,971	36,797,573	2,677,715	3,790,960	149,852,626	178,984,950	59,819,242	45,281,166

Contract owners’ equity end of period	$25,411,230	$30,361,971	$2,472,698	$2,677,715	$125,486,859	$149,852,626	$64,715,621	$59,819,242

CHANGES IN UNITS:
Beginning units	2,346,283	2,987,351	175,685	271,583	10,053,530	13,130,785	4,780,265	3,708,333
Units purchased	120,793	248,034	27,742	79,163	1,506,467	2,146,418	1,190,831	1,863,388
Units redeemed	(449,034)	(889,102)	(38,521)	(175,061)	(2,992,197)	(5,223,673)	(614,346)	(791,456)

Ending units	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530	5,356,750	4,780,265

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,857,082	$17,781,484	$41,983,084	$26,795,631	$4,189,538	$4,753,773	$36,786,950	$25,519,851
Realized gain (loss) on investments	19,280,665	6,465,329	67,939,620	67,415,036	1,061,098	5,735,819	60,530,742	52,889,239
Change in unrealized gain (loss) on investments	(179,322,385)	(20,605,886)	(379,060,445)	(99,726,233)	(43,809,433)	(19,729,786)	(328,119,684)	(61,562,198)
Reinvested capital gains	78,936,748	51,066,330	191,007,607	95,586,860	22,236,000	22,107,362	160,298,107	68,768,783

Net increase (decrease) in contract owners’ equity resulting from operations	(56,247,890)	54,707,257	(78,130,134)	90,071,294	(16,322,797)	12,867,168	(70,503,885)	85,615,675

Equity transactions:
Purchase payments received from contract owners (note 3)	214,742,004	274,623,378	48,159,256	77,341,783	42,190,867	56,164,864	85,050,603	102,757,302
Transfers between funds	(30,170,731)	(10,701,229)	(4,927,391)	19,053,552	10,672,237	(544,234)	(27,274,895)	(644,561)
Redemptions (note 3)	(109,598,253)	(107,038,566)	(169,309,454)	(150,554,848)	(56,272,134)	(59,260,330)	(157,303,369)	(138,665,930)
Annuity benefits	(6,994)	-	-	-	(2,511)	(1,945)	(5,421)	(4,591)
Contract maintenance charges (note 2)	(22,402,172)	(19,094,307)	(31,789,571)	(29,995,449)	(8,129,422)	(7,635,767)	(29,504,129)	(28,255,430)
Contingent deferred sales charges (note 2)	(1,046,517)	(1,245,207)	(700,911)	(1,228,799)	(483,680)	(606,071)	(1,124,037)	(1,309,185)
Adjustments to maintain reserves	(900)	(1,250)	(1,100)	(1,298)	(737)	(918)	(484)	(6,617)

Net equity transactions	51,516,437	136,542,819	(158,569,171)	(85,385,059)	(12,025,380)	(11,884,401)	(130,161,732)	(66,129,012)

Net change in contract owners’ equity	(4,731,453)	191,250,076	(236,699,305)	4,686,235	(28,348,177)	982,767	(200,665,617)	19,486,663
Contract owners’ equity beginning of period	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084	737,256,726	736,273,959	2,900,653,850	2,881,167,187

Contract owners’ equity end of period	$2,126,863,818	$2,131,595,271	$2,697,751,014	$2,934,450,319	$708,908,549	$737,256,726	$2,699,988,233	$2,900,653,850

CHANGES IN UNITS:
Beginning units	170,119,173	159,209,883	230,201,524	237,108,265	62,574,511	63,620,813	229,287,740	234,566,759
Units purchased	23,071,359	28,580,380	12,886,845	15,401,714	13,330,492	12,689,991	14,421,810	17,162,791
Units redeemed	(19,177,218)	(17,671,090)	(25,657,127)	(22,308,455)	(14,389,937)	(13,736,293)	(24,817,517)	(22,441,810)

Ending units	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511	218,892,033	229,287,740

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,622,878	$3,392,791	$8,108,604	$7,172,979	$49,389	$57,870	$1,190,614	$850,621
Realized gain (loss) on investments	14,946,291	18,895,905	9,387,756	11,580,525	(37,777)	(19,689)	1,059,230	1,566,087
Change in unrealized gain (loss) on investments	(69,248,020)	(43,977,377)	(71,733,395)	(19,689,141)	(82,597)	39,514	(5,124,417)	931,369
Reinvested capital gains	37,235,720	33,079,037	32,846,994	21,975,973	14,151	-	465,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,443,131)	11,390,356	(21,390,041)	21,040,336	(56,834)	77,695	(2,409,003)	3,348,077

Equity transactions:
Purchase payments received from contract owners (note 3)	22,608,368	31,807,624	54,679,155	86,347,767	61,397	72,367	10,002,161	6,223,677
Transfers between funds	(4,619,821)	(2,201,208)	(16,258,430)	(19,654,367)	(294,388)	1,269,354	3,840,674	220,288
Redemptions (note 3)	(35,388,541)	(46,869,260)	(47,601,150)	(45,622,651)	(251,293)	(311,263)	(16,445,387)	(17,663,776)
Annuity benefits	-	-	(23,275)	(23,752)	-	-	(6,586)	(6,637)
Contract maintenance charges (note 2)	(2,067,204)	(2,115,849)	(8,823,791)	(8,108,310)	(780)	(664)	(519,962)	(519,743)
Contingent deferred sales charges (note 2)	(84,624)	(209,771)	(482,987)	(504,361)	(1,079)	(322)	(23,383)	(47,467)
Adjustments to maintain reserves	(667)	(608)	(833)	(980)	(57)	(70)	(662)	(872)

Net equity transactions	(19,552,489)	(19,589,072)	(18,511,311)	12,433,346	(486,200)	1,029,402	(3,153,145)	(11,794,530)

Net change in contract owners’ equity	(30,995,620)	(8,198,716)	(39,901,352)	33,473,682	(543,034)	1,107,097	(5,562,148)	(8,446,453)
Contract owners’ equity beginning of period	397,258,417	405,457,133	859,962,692	826,489,010	3,406,018	2,298,921	101,562,066	110,008,519

Contract owners’ equity end of period	$366,262,797	$397,258,417	$820,061,340	$859,962,692	$2,862,984	$3,406,018	$95,999,918	$101,562,066

CHANGES IN UNITS:
Beginning units	31,438,275	33,028,201	69,676,994	68,643,015	271,564	190,072	8,368,425	9,372,371
Units purchased	3,899,413	4,163,830	7,209,760	9,696,272	43,037	164,202	2,713,906	2,721,337
Units redeemed	(5,459,601)	(5,753,756)	(8,774,926)	(8,662,293)	(81,537)	(82,710)	(2,996,030)	(3,725,283)

Ending units	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564	8,086,301	8,368,425

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLCP2		TRF		TRF2		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,391	$444,034	$(180,142)	$(227,018)	$(788,575)	$(1,068,661)	$519,011	$1,243,595
Realized gain (loss) on investments	248,536	63,242	7,022,013	5,723,922	17,803,758	18,691,833	(3,942,185)	(6,162,769)
Change in unrealized gain (loss) on investments	(2,234,319)	1,250,482	(7,140,315)	8,168,552	(17,632,236)	(3,628,055)	(365,559)	13,765,658
Reinvested capital gains	565,433	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,413,959)	1,757,758	(298,444)	13,665,456	(617,053)	13,995,117	(3,788,733)	8,846,484

Equity transactions:
Purchase payments received from contract owners (note 3)	6,800,196	9,436,453	1,191,788	1,388,722	4,557,036	3,206,870	7,721,930	6,812,460
Transfers between funds	(817,117)	6,499,531	(1,252,634)	(779,712)	(1,785,425)	(7,478,757)	(78,766)	(4,090,011)
Redemptions (note 3)	(3,016,020)	(2,989,702)	(13,248,846)	(14,770,629)	(22,110,427)	(26,852,490)	(37,515,659)	(44,066,396)
Annuity benefits	-	-	(40,286)	(67,818)	(5,471)	(5,335)	(19,823)	(20,547)
Contract maintenance charges (note 2)	(513,364)	(389,497)	(71,376)	(76,911)	(594,874)	(606,481)	(1,016,096)	(1,066,711)
Contingent deferred sales charges (note 2)	(30,845)	(22,855)	(2,288)	(3,522)	(52,475)	(64,198)	(55,406)	(92,107)
Adjustments to maintain reserves	(619)	(606)	17,485	(77,007)	(795)	(894)	2,293	(6,380)

Net equity transactions	2,422,231	12,533,324	(13,406,157)	(14,386,877)	(19,992,431)	(31,801,285)	(30,961,527)	(42,529,692)

Net change in contract owners’ equity	1,008,272	14,291,082	(13,704,601)	(721,421)	(20,609,484)	(17,806,168)	(34,750,260)	(33,683,208)
Contract owners’ equity beginning of period	64,579,296	50,288,214	135,557,699	136,279,120	141,034,420	158,840,588	271,683,363	305,366,571

Contract owners’ equity end of period	$65,587,568	$64,579,296	$121,853,098	$135,557,699	$120,424,936	$141,034,420	$236,933,103	$271,683,363

CHANGES IN UNITS:
Beginning units	4,904,620	3,944,916	1,636,013	1,835,389	6,491,200	8,102,028	16,944,271	20,054,696
Units purchased	1,539,917	1,895,362	20,586	30,969	1,244,870	1,442,603	4,265,328	4,425,391
Units redeemed	(1,362,610)	(935,658)	(188,120)	(230,345)	(2,151,907)	(3,053,431)	(6,393,645)	(7,535,816)

Ending units	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200	14,815,954	16,944,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		CAF2		GVIX2		GVIX8
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(356,619)	$(348,878)	$(595,671)	$(480,979)	$5,261	$1,604	$273,277	$584,006
Realized gain (loss) on investments	2,934,948	2,584,183	2,678,690	1,653,582	(220)	23	425,018	563,031
Change in unrealized gain (loss) on investments	(5,756,721)	1,178,771	(11,043,400)	2,720,110	(23,107)	(5,591)	(2,741,897)	(4,211,539)
Reinvested capital gains	4,400,333	-	10,363,172	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,221,941	3,414,076	1,402,791	3,892,713	(18,066)	(3,964)	(2,043,602)	(3,064,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	845,116	671,931	9,901,241	9,408,961	182,794	59,343	12,615,584	10,940,722
Transfers between funds	(566,845)	174,454	(1,452,139)	2,226,525	77,042	2,050	3,647,726	1,262,261
Redemptions (note 3)	(3,692,562)	(3,652,979)	(3,086,087)	(1,268,274)	-	-	(2,558,051)	(2,171,205)
Annuity benefits	(5,733)	(5,386)	-	-	-	-	(371)	-
Contract maintenance charges (note 2)	(22,989)	(24,402)	(305,275)	(259,585)	(276)	-	(168,201)	(123,909)
Contingent deferred sales charges (note 2)	(1,071)	(4,255)	(54,027)	(20,417)	-	-	(12,004)	(8,043)
Adjustments to maintain reserves	790	855	(393)	(493)	(14)	(3)	(2,377)	(500)

Net equity transactions	(3,443,294)	(2,839,782)	5,003,320	10,086,717	259,546	61,390	13,522,306	9,899,326

Net change in contract owners’ equity	(2,221,353)	574,294	6,406,111	13,979,430	241,480	57,426	11,478,704	6,834,824
Contract owners’ equity beginning of period	36,916,910	36,342,616	52,518,246	38,538,816	57,426	-	39,378,317	32,543,493

Contract owners’ equity end of period	$34,695,557	$36,916,910	$58,924,357	$52,518,246	$298,906	$57,426	$50,857,021	$39,378,317

CHANGES IN UNITS:
Beginning units	1,270,746	1,371,740	3,719,227	2,980,072	5,529	-	4,101,560	3,121,010
Units purchased	51,392	58,379	1,291,641	1,393,431	26,959	5,570	2,439,021	1,699,522
Units redeemed	(161,495)	(159,373)	(952,070)	(654,276)	(3,156)	(41)	(1,077,864)	(718,972)

Ending units	1,160,643	1,270,746	4,058,798	3,719,227	29,332	5,529	5,462,717	4,101,560

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(736,736)	$(349,304)	$3,384,093	$3,316,789	$818,275	$3,228,885	$1,350,757	$1,861,983
Realized gain (loss) on investments	11,317,399	3,418,498	6,008,052	2,687,824	19,324,185	18,582,065	4,040,154	11,274,517
Change in unrealized gain (loss) on investments	(15,640,057)	4,007,471	(60,557,142)	23,259,766	(103,880,900)	10,154,439	(35,885,681)	(17,887,030)
Reinvested capital gains	-	-	28,288,627	4,291,243	54,153,455	20,674,964	22,699,716	20,662,922

Net increase (decrease) in contract owners’ equity resulting from operations	(5,059,394)	7,076,665	(22,876,370)	33,555,622	(29,584,985)	52,640,353	(7,795,054)	15,912,392

Equity transactions:
Purchase payments received from contract owners (note 3)	12,278,472	19,434,532	193,810,800	197,296,101	39,136,920	42,414,017	42,238,401	53,942,691
Transfers between funds	(5,180,668)	(2,398,773)	8,432,269	1,124,375	29,752,321	14,024,647	22,684,955	(21,476,900)
Redemptions (note 3)	(30,616,041)	(44,563,246)	(58,168,290)	(41,293,780)	(67,045,181)	(55,409,035)	(69,943,718)	(59,190,835)
Annuity benefits	(13,269)	(11,715)	-	-	(2,486)	(1,897)	-	(964)
Contract maintenance charges (note 2)	(28,605)	(32,444)	(13,150,879)	(10,707,331)	(17,130,778)	(15,938,616)	(6,678,651)	(6,420,457)
Contingent deferred sales charges (note 2)	(39,928)	(28,636)	(554,840)	(583,682)	(613,489)	(543,438)	(602,809)	(590,382)
Adjustments to maintain reserves	(72)	(41,710)	(973)	(875)	(625)	(628)	(896)	(941)

Net equity transactions	(23,600,111)	(27,641,992)	130,368,087	145,834,808	(15,903,318)	(15,454,950)	(12,302,718)	(33,737,788)

Net change in contract owners’ equity	(28,659,505)	(20,565,327)	107,491,717	179,390,430	(45,488,303)	37,185,403	(20,097,772)	(17,825,396)
Contract owners’ equity beginning of period	212,167,885	232,733,212	1,215,729,285	1,036,338,855	1,487,796,624	1,450,611,221	667,796,025	685,621,421

Contract owners’ equity end of period	$183,508,380	$212,167,885	$1,323,221,002	$1,215,729,285	$1,442,308,321	$1,487,796,624	$647,698,253	$667,796,025

CHANGES IN UNITS:
Beginning units	9,151,603	10,396,960	79,083,321	69,467,461	84,721,057	85,633,495	47,834,340	50,261,670
Units purchased	1,740,294	1,860,247	16,894,457	16,261,501	6,760,448	6,348,438	10,871,934	9,987,756
Units redeemed	(2,790,764)	(3,105,604)	(8,528,949)	(6,645,641)	(7,669,900)	(7,260,876)	(11,773,116)	(12,415,086)

Ending units	8,101,133	9,151,603	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,475,993	$3,771,030	$(1,204,019)	$762,978	$1,196,831	$2,425,320	$(625,257)	$(542,688)
Realized gain (loss) on investments	29,790,149	36,346,371	4,874,626	9,893,006	1,154,754	4,581,533	4,674,730	2,942,590
Change in unrealized gain (loss) on investments	(178,957,130)	56,426,681	(40,025,195)	25,300,394	(57,660,234)	3,557,303	(21,463,649)	936,634
Reinvested capital gains	103,683,861	-	17,642,366	-	42,834,930	16,181,522	10,786,863	7,387,306

Net increase (decrease) in contract owners’ equity resulting from operations	(44,007,127)	96,544,082	(18,712,222)	35,956,378	(12,473,719)	26,745,678	(6,627,313)	10,723,842

Equity transactions:
Purchase payments received from contract owners (note 3)	85,802,986	101,117,267	32,647,062	35,629,825	52,087,056	64,664,278	23,804,456	20,952,672
Transfers between funds	(20,000,406)	(19,304,990)	(23,636,644)	(26,102,382)	(10,310,153)	3,749,465	631,362	(1,574,505)
Redemptions (note 3)	(239,008,365)	(284,587,314)	(144,779,882)	(178,920,050)	(71,450,359)	(72,180,347)	(14,155,511)	(13,725,232)
Annuity benefits	(18,657)	(67,929)	(16,509)	(14,713)	(5,377)	(52,094)	(14,518)	(16,116)
Contract maintenance charges (note 2)	(19,866,146)	(19,276,316)	(4,160,681)	(4,269,051)	(7,022,142)	(6,347,982)	(440,688)	(387,867)
Contingent deferred sales charges (note 2)	(691,628)	(991,382)	(196,856)	(276,514)	(290,118)	(419,497)	(46,026)	(70,565)
Adjustments to maintain reserves	(2,310)	(1,779)	(1,214)	(2,788)	(102)	(10,149)	(437)	(755)

Net equity transactions	(193,784,526)	(223,112,443)	(140,144,724)	(173,955,673)	(36,991,195)	(10,596,326)	9,778,638	5,177,632

Net change in contract owners’ equity	(237,791,653)	(126,568,361)	(158,856,946)	(137,999,295)	(49,464,914)	16,149,352	3,151,325	15,901,474
Contract owners’ equity beginning of period	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937	858,198,052	842,048,700	152,346,903	136,445,429

Contract owners’ equity end of period	$2,440,767,583	$2,678,559,236	$868,276,696	$1,027,133,642	$808,733,138	$858,198,052	$155,498,228	$152,346,903

CHANGES IN UNITS:
Beginning units	143,660,270	155,762,593	46,994,555	55,228,742	52,322,609	52,936,074	4,963,956	4,806,703
Units purchased	12,528,842	16,421,758	5,193,517	6,552,498	5,610,124	8,236,209	1,419,525	1,242,842
Units redeemed	(22,760,730)	(28,524,081)	(11,635,970)	(14,786,685)	(7,847,955)	(8,849,674)	(1,126,176)	(1,085,589)

Ending units	133,428,382	143,660,270	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		NVMIG1		NVMIG6		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(8,885,609)	$(9,320,251)	$(192,099)	$46,959	$(1,884,416)	$795,120	$(5,109)	$39,811
Realized gain (loss) on investments	-	-	(473,765)	(37,070)	7,433,694	14,118,060	(87,550)	(17,354)
Change in unrealized gain (loss) on investments	-	-	(1,430,916)	(2,637,380)	(15,096,482)	(26,591,132)	(137,788)	(472,369)
Reinvested capital gains	-	-	1,671,234	1,732,767	7,582,195	7,808,288	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,885,609)	(9,320,251)	(425,546)	(894,724)	(1,965,009)	(3,869,664)	(230,447)	(449,912)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,399,904	212,668,788	330,595	215,496	4,092,156	5,577,747	127,896	53,581
Transfers between funds	173,104,257	140,594,086	(1,460,454)	35,105,375	841,254	(647,179)	3,649	4,900,800
Redemptions (note 3)	(367,153,430)	(341,393,163)	(3,814,591)	(2,795,723)	(19,355,382)	(25,860,547)	(642,971)	(424,942)
Annuity benefits	(79,445)	(86,781)	(10,228)	(5,077)	(2,728)	(2,933)	-	-
Contract maintenance charges (note 2)	(1,659,710)	(1,728,824)	(11,135)	(7,961)	(768,666)	(759,448)	(1,183)	(1,020)
Contingent deferred sales charges (note 2)	(430,692)	(392,061)	(1,829)	(887)	(20,468)	(62,350)	(2,721)	(865)
Adjustments to maintain reserves	(8,611)	(1,555)	(1,022)	3,885	(867)	(1,061)	(68)	(48)

Net equity transactions	(18,827,727)	9,660,490	(4,968,664)	32,515,108	(15,214,701)	(21,755,771)	(515,398)	4,527,506

Net change in contract owners’ equity	(27,713,336)	340,239	(5,394,210)	31,620,384	(17,179,710)	(25,625,435)	(745,845)	4,077,594
Contract owners’ equity beginning of period	619,515,606	619,175,367	31,620,384	-	138,719,754	164,345,189	4,077,594	-

Contract owners’ equity end of period	$591,802,270	$619,515,606	$26,226,174	$31,620,384	$121,540,044	$138,719,754	$3,331,749	$4,077,594

CHANGES IN UNITS:
Beginning units	52,507,000	51,823,152	3,252,855	-	13,009,367	15,025,508	451,831	-
Units purchased	76,405,217	81,223,048	61,367	3,579,328	2,179,023	3,025,246	33,080	509,483
Units redeemed	(78,368,037)	(80,539,200)	(569,153)	(326,473)	(3,556,593)	(5,041,387)	(90,536)	(57,652)

Ending units	50,544,180	52,507,000	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV2		NVMLG1		NVMLG2		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(322,156)	$512,172	$(87,051)	$(89,719)	$(1,635,995)	$(1,665,562)	$(5,254)	$(5,623)
Realized gain (loss) on investments	(821,442)	(356,814)	665,197	933,284	5,629,371	7,654,588	234,531	401,558
Change in unrealized gain (loss) on investments	(2,470,437)	(6,960,813)	(1,179,049)	(705,247)	(12,340,964)	(4,922,472)	(853,480)	(452,873)
Reinvested capital gains	-	-	821,934	753,866	10,103,987	8,828,520	447,303	467,036

Net increase (decrease) in contract owners’ equity resulting from operations	(3,614,035)	(6,805,455)	221,031	892,184	1,756,399	9,895,074	(176,900)	410,098

Equity transactions:
Purchase payments received from contract owners (note 3)	3,737,852	3,047,706	279,508	160,044	9,665,819	10,339,499	136,216	164,487
Transfers between funds	2,006,677	67,219,019	(417,871)	(638,043)	(4,169,310)	(6,500,096)	(274,479)	347,312
Redemptions (note 3)	(5,382,789)	(4,211,029)	(1,093,315)	(1,197,187)	(13,701,124)	(16,710,534)	(627,323)	(872,160)
Annuity benefits	(1,019)	(1,128)	(3,189)	(2,166)	(15,969)	(15,258)	-	-
Contract maintenance charges (note 2)	(451,236)	(313,428)	(4,157)	(4,522)	(446,179)	(435,691)	(1,509)	(1,557)
Contingent deferred sales charges (note 2)	(16,869)	(15,932)	(1,192)	(1,799)	(26,869)	(46,633)	(1,125)	(92)
Adjustments to maintain reserves	(832)	15,449	7,265	219	(951)	(1,253)	(54)	(90)

Net equity transactions	(108,216)	65,740,657	(1,232,951)	(1,683,454)	(8,694,583)	(13,369,966)	(768,274)	(362,100)

Net change in contract owners’ equity	(3,722,251)	58,935,202	(1,011,920)	(791,270)	(6,938,184)	(3,474,892)	(945,174)	47,998
Contract owners’ equity beginning of period	59,455,125	519,923	10,437,484	11,228,754	124,198,275	127,673,167	4,868,741	4,820,743

Contract owners’ equity end of period	$55,732,874	$59,455,125	$9,425,564	$10,437,484	$117,260,091	$124,198,275	$3,923,567	$4,868,741

CHANGES IN UNITS:
Beginning units	3,915,281	30,305	708,684	831,103	8,723,839	9,742,636	296,761	320,482
Units purchased	981,633	4,712,729	67,257	109,425	1,637,073	1,831,749	41,918	89,499
Units redeemed	(960,045)	(827,753)	(154,591)	(231,844)	(2,252,926)	(2,850,546)	(88,327)	(113,220)

Ending units	3,936,869	3,915,281	621,350	708,684	8,107,986	8,723,839	250,352	296,761

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(466,422)	$(349,814)	$(2,494,312)	$(2,545,327)	$(1,953,658)	$(1,993,029)	$2,136	$283
Realized gain (loss) on investments	3,801,663	3,875,318	8,901,732	11,028,170	11,269,395	9,981,324	(566)	95
Change in unrealized gain (loss) on investments	(15,948,957)	(4,765,139)	(34,582,047)	(27,291,596)	(30,161,027)	(21,267,597)	(28,740)	(2,307)
Reinvested capital gains	8,726,395	7,154,250	26,430,173	23,316,178	18,501,772	15,526,527	17,899	5,073

Net increase (decrease) in contract owners’ equity resulting from operations	(3,887,321)	5,914,615	(1,744,454)	4,507,425	(2,343,518)	2,247,225	(9,271)	3,144

Equity transactions:
Purchase payments received from contract owners (note 3)	8,429,231	13,157,972	1,429,131	2,024,324	9,793,207	6,728,047	176,789	17,686
Transfers between funds	(568,107)	(734,091)	(1,094,255)	(4,488,324)	8,268,496	(1,662,315)	251	(142)
Redemptions (note 3)	(5,387,857)	(6,115,391)	(19,162,892)	(20,237,071)	(17,462,844)	(18,957,242)	(253)	(753)
Annuity benefits	-	-	(23,531)	(24,320)	(4,027)	(4,020)	-	-
Contract maintenance charges (note 2)	(329,388)	(294,495)	(87,801)	(94,484)	(547,936)	(535,624)	(56)	(29)
Contingent deferred sales charges (note 2)	(22,716)	(32,475)	(3,435)	(3,239)	(44,745)	(49,257)	-	-
Adjustments to maintain reserves	(671)	(762)	4,722	4,378	(987)	(1,160)	15	(3)

Net equity transactions	2,120,492	5,980,758	(18,938,061)	(22,818,736)	1,164	(14,481,571)	176,746	16,759

Net change in contract owners’ equity	(1,766,829)	11,895,373	(20,682,515)	(18,311,311)	(2,342,354)	(12,234,346)	167,475	19,903
Contract owners’ equity beginning of period	79,361,366	67,465,993	188,983,120	207,294,431	123,485,793	135,720,139	23,808	3,905

Contract owners’ equity end of period	$77,594,537	$79,361,366	$168,300,605	$188,983,120	$121,143,439	$123,485,793	$191,283	$23,808

CHANGES IN UNITS:
Beginning units	5,883,975	5,423,937	12,805,808	14,421,413	8,653,958	9,737,422	1,719	329
Units purchased	1,680,615	2,004,424	239,437	204,661	3,825,414	2,118,108	13,065	1,475
Units redeemed	(1,516,152)	(1,544,386)	(1,469,097)	(1,820,266)	(3,819,647)	(3,201,572)	(518)	(85)

Ending units	6,048,438	5,883,975	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(816,350)	$(247,610)	$(91,067)	$(90,191)	$(467,770)	$(380,680)	$(213,882)	$(300,717)
Realized gain (loss) on investments	12,067,462	15,922,544	439,861	397,717	1,713,335	1,660,723	1,461,001	1,716,791
Change in unrealized gain (loss) on investments	(55,108,309)	(41,514,698)	(1,289,711)	(1,220,129)	(6,053,921)	(4,632,035)	(6,989,370)	(2,903,069)
Reinvested capital gains	31,638,836	69,321,363	885,231	929,035	4,111,796	3,531,895	3,326,681	3,389,801

Net increase (decrease) in contract owners’ equity resulting from operations	(12,218,361)	43,481,599	(55,686)	16,432	(696,560)	179,903	(2,415,570)	1,902,806

Equity transactions:
Purchase payments received from contract owners (note 3)	11,338,270	10,953,714	99,557	79,943	5,992,934	5,127,273	471,107	552,119
Transfers between funds	(8,011,861)	(1,926,074)	1,038,097	(658,374)	1,652,046	(1,203,713)	(612,783)	(3,222,267)
Redemptions (note 3)	(34,156,402)	(37,747,280)	(1,107,998)	(605,661)	(2,512,991)	(2,927,462)	(3,602,174)	(4,251,106)
Annuity benefits	(5,561)	(5,208)	(2,845)	(2,713)	(1,821)	(1,732)	(17,042)	(14,284)
Contract maintenance charges (note 2)	(604,448)	(580,842)	(2,387)	(2,450)	(73,787)	(67,219)	(11,844)	(13,278)
Contingent deferred sales charges (note 2)	(48,256)	(55,200)	(840)	(393)	(13,408)	(35,769)	(4,212)	(3,420)
Adjustments to maintain reserves	(1,000)	(1,285)	(53)	(79)	(538)	(658)	1,998	6,706

Net equity transactions	(31,489,258)	(29,362,175)	23,531	(1,189,727)	5,042,435	890,720	(3,774,950)	(6,945,530)

Net change in contract owners’ equity	(43,707,619)	14,119,424	(32,155)	(1,173,295)	4,345,875	1,070,623	(6,190,520)	(5,042,724)
Contract owners’ equity beginning of period	315,168,582	301,049,158	6,475,481	7,648,776	25,546,544	24,475,921	36,091,096	41,133,820

Contract owners’ equity end of period	$271,460,963	$315,168,582	$6,443,326	$6,475,481	$29,892,419	$25,546,544	$29,900,576	$36,091,096

CHANGES IN UNITS:
Beginning units	18,226,226	20,097,001	608,105	729,385	1,159,126	1,124,666	1,020,116	1,227,066
Units purchased	2,077,622	3,029,806	193,573	75,686	786,046	464,558	57,320	42,695
Units redeemed	(3,920,258)	(4,900,581)	(193,104)	(196,966)	(570,111)	(430,098)	(157,411)	(249,645)

Ending units	16,383,590	18,226,226	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(392,683)	$(425,147)	$(697,829)	$(911,542)	$(605,408)	$(711,537)	$961,163	$3,479,438
Realized gain (loss) on investments	2,560,708	3,330,678	(111,166)	831,020	2,589,914	3,106,957	1,392,417	1,814,311
Change in unrealized gain (loss) on investments	(8,756,046)	(4,520,325)	(8,129,629)	(12,430,775)	(7,852,110)	(10,393,530)	(12,113,690)	(1,262,611)
Reinvested capital gains	3,744,791	3,304,920	7,099,747	11,848,900	4,545,099	7,491,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,843,230)	1,690,126	(1,838,877)	(662,397)	(1,322,505)	(506,805)	(9,760,110)	4,031,138

Equity transactions:
Purchase payments received from contract owners (note 3)	4,810,876	5,196,088	951,389	1,250,904	2,368,963	3,606,625	20,059,151	24,659,174
Transfers between funds	(1,756,503)	(2,632,436)	(1,359,693)	(1,936,271)	(1,684,756)	(2,137,776)	(1,621,734)	15,233,436
Redemptions (note 3)	(3,275,297)	(3,610,230)	(8,016,386)	(8,265,810)	(5,396,392)	(5,435,803)	(15,747,731)	(15,776,431)
Annuity benefits	(320)	(342)	(21,839)	(19,184)	(3,839)	(3,850)	(1,678)	(1,787)
Contract maintenance charges (note 2)	(72,608)	(68,916)	(27,783)	(30,661)	(111,092)	(107,093)	(1,696,705)	(1,477,239)
Contingent deferred sales charges (note 2)	(11,910)	(17,332)	(5,290)	(3,674)	(6,714)	(17,853)	(81,660)	(128,232)
Adjustments to maintain reserves	(574)	(835)	(16,323)	888	(607)	(790)	(709)	(1,098)

Net equity transactions	(306,336)	(1,134,003)	(8,495,925)	(9,003,808)	(4,834,437)	(4,096,540)	908,934	22,507,823

Net change in contract owners’ equity	(3,149,566)	556,123	(10,334,802)	(9,666,205)	(6,156,942)	(4,603,345)	(8,851,176)	26,538,961
Contract owners’ equity beginning of period	37,483,223	36,927,100	75,693,313	85,359,518	47,056,962	51,660,307	213,824,484	187,285,523

Contract owners’ equity end of period	$34,333,657	$37,483,223	$65,358,511	$75,693,313	$40,900,020	$47,056,962	$204,973,308	$213,824,484

CHANGES IN UNITS:
Beginning units	1,133,233	1,171,234	1,418,968	1,570,642	1,594,729	1,735,362	13,686,203	12,261,303
Units purchased	340,802	321,255	32,051	48,217	198,594	259,224	3,105,071	4,241,112
Units redeemed	(345,913)	(359,256)	(186,926)	(199,891)	(358,147)	(399,857)	(3,151,732)	(2,816,212)

Ending units	1,128,122	1,133,233	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$131,746	$(607,872)	$(2,570,610)	$(2,325,507)	$(2,514,293)	$(2,547,385)	$642,836	$4,905,290
Realized gain (loss) on investments	91,825	249,795	15,603,228	16,804,023	11,423,653	14,993,348	2,711,967	5,645,407
Change in unrealized gain (loss) on investments	(2,686,972)	(925,509)	(52,473,325)	(26,781,572)	(34,484,239)	(21,289,559)	(23,722,618)	(43,065,341)
Reinvested capital gains	-	-	52,776,618	38,518,486	33,134,851	24,782,941	9,914,233	9,146,967

Net increase (decrease) in contract owners’ equity resulting from operations	(2,463,401)	(1,283,586)	13,335,911	26,215,430	7,559,972	15,939,345	(10,453,582)	(23,367,677)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,946,891	27,370,322	3,376,159	4,005,353	9,668,240	10,752,349	11,204,719	13,858,851
Transfers between funds	3,515,785	1,628,765	(6,635,132)	(5,617,021)	1,338,070	(9,545,302)	12,062,444	6,174,457
Redemptions (note 3)	(13,938,419)	(10,124,469)	(38,801,598)	(39,860,031)	(31,954,196)	(35,480,041)	(22,817,587)	(29,938,877)
Annuity benefits	(5,631)	(5,886)	(73,244)	(77,112)	(60,090)	(57,672)	(4,636)	(5,257)
Contract maintenance charges (note 2)	(899,185)	(642,588)	(133,659)	(144,274)	(292,155)	(268,036)	(1,812,943)	(1,719,605)
Contingent deferred sales charges (note 2)	(59,687)	(87,865)	(11,719)	(14,075)	(33,967)	(68,279)	(61,369)	(114,983)
Adjustments to maintain reserves	(912)	(861)	2,174	(2,138)	(892)	(408)	(784)	(906)

Net equity transactions	10,558,842	18,137,418	(42,277,019)	(41,709,298)	(21,334,990)	(34,667,389)	(1,430,156)	(11,746,320)

Net change in contract owners’ equity	8,095,441	16,853,832	(28,941,108)	(15,493,868)	(13,775,018)	(18,728,044)	(11,883,738)	(35,113,997)
Contract owners’ equity beginning of period	116,366,724	99,512,892	366,571,523	382,065,391	233,579,739	252,307,783	220,142,540	255,256,537

Contract owners’ equity end of period	$124,462,165	$116,366,724	$337,630,415	$366,571,523	$219,804,721	$233,579,739	$208,258,802	$220,142,540

CHANGES IN UNITS:
Beginning units	11,240,208	9,506,940	16,100,387	18,014,768	10,506,727	12,147,466	15,012,122	15,771,695
Units purchased	5,278,821	5,338,208	271,903	359,893	1,543,785	1,606,264	3,511,312	3,403,697
Units redeemed	(4,282,578)	(3,604,940)	(2,076,796)	(2,274,274)	(2,471,939)	(3,247,003)	(3,529,626)	(4,163,270)

Ending units	12,236,451	11,240,208	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF		EIF2		NVRE1		NVRE2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,040	$6,097	$(32,457)	$(494,719)	$714,957	$1,002,812	$843,290	$1,412,053
Realized gain (loss) on investments	29,599	1,841	10,854,539	12,844,815	2,846,482	2,098,057	(5,246,518)	2,420,995
Change in unrealized gain (loss) on investments	(48,640)	21,292	(24,683,589)	24,612	(16,630,408)	(3,729,891)	(18,792,494)	(6,702,925)
Reinvested capital gains	-	-	-	-	8,695,049	15,325,475	14,885,766	23,870,535

Net increase (decrease) in contract owners’ equity resulting from operations	(16,001)	29,230	(13,861,507)	12,374,708	(4,373,920)	14,696,453	(8,309,956)	21,000,658

Equity transactions:
Purchase payments received from contract owners (note 3)	57,373	225,997	12,998,236	18,648,696	884,085	730,790	16,347,101	14,792,773
Transfers between funds	(179,174)	(3,804)	689,279	(8,202,758)	(2,551,395)	2,500,423	(16,556,802)	14,931,736
Redemptions (note 3)	(32,091)	(2,772)	(16,896,841)	(18,312,671)	(7,996,525)	(5,487,710)	(10,836,244)	(10,597,628)
Annuity benefits	-	-	(4,058)	(3,307)	(1,942)	(1,843)	(5,199)	(4,934)
Contract maintenance charges (note 2)	(505)	(190)	(985,405)	(934,082)	(19,193)	(20,479)	(6,599)	(6,547)
Contingent deferred sales charges (note 2)	-	-	(44,251)	(82,958)	(10,479)	(4,880)	(53,084)	(43,458)
Adjustments to maintain reserves	(14)	(17)	(909)	(1,440)	(1,425)	(134)	(659)	(916)

Net equity transactions	(154,411)	219,214	(4,243,949)	(8,888,520)	(9,696,874)	(2,283,833)	(11,111,486)	19,071,026

Net change in contract owners’ equity	(170,412)	248,444	(18,105,456)	3,486,188	(14,070,794)	12,412,620	(19,421,442)	40,071,684
Contract owners’ equity beginning of period	443,482	195,038	180,285,774	176,799,586	67,665,227	55,252,607	112,812,484	72,740,800

Contract owners’ equity end of period	$273,070	$443,482	$162,180,318	$180,285,774	$53,594,433	$67,665,227	$93,391,042	$112,812,484

CHANGES IN UNITS:
Beginning units	34,050	16,278	7,305,999	7,694,919	4,693,279	4,873,879	8,086,103	6,586,101
Units purchased	5,063	18,324	1,726,924	1,835,589	514,571	535,958	2,857,314	3,844,681
Units redeemed	(16,641)	(552)	(1,900,029)	(2,224,509)	(1,227,264)	(716,558)	(3,728,528)	(2,344,679)

Ending units	22,472	34,050	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,971	$8,358	$20,971	$712	$(2,859,196)	$11,102,387	$(976,180)	$5,056,389
Realized gain (loss) on investments	(4,599)	(121)	(7,089)	5	(63,002)	27,375	288,885	192,726
Change in unrealized gain (loss) on investments	(194,921)	(27,928)	(107,391)	(5,739)	(58,300,370)	(29,199,488)	(27,358,747)	(11,466,719)
Reinvested capital gains	44,355	8,575	70,091	4,183	-	11,774,061	-	6,212,963

Net increase (decrease) in contract owners’ equity resulting from operations	(117,194)	(11,116)	(23,418)	(839)	(61,222,568)	(6,295,665)	(28,046,042)	(4,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,439,310	1,409,568	1,572,531	152,284	301,882,717	533,541,896	154,935,734	278,241,363
Transfers between funds	458,266	10,548	204,006	(10)	(34,500,207)	16,112,135	(24,365,446)	4,321,762
Redemptions (note 3)	(95,577)	(30,843)	(43,416)	-	(16,606,691)	(6,981,824)	(9,668,698)	(4,671,697)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(70)	(223)	(3)	-	(9,579,593)	(3,049,706)	(4,438,958)	(1,291,676)
Contingent deferred sales charges (note 2)	(148)	-	-	-	(449,345)	(157,510)	(186,215)	(172,707)
Adjustments to maintain reserves	(26)	(1)	4	(4)	(185)	(373)	(353)	(378)

Net equity transactions	3,801,755	1,389,049	1,733,122	152,270	240,746,696	539,464,618	116,276,064	276,426,667

Net change in contract owners’ equity	3,684,561	1,377,933	1,709,704	151,431	179,524,128	533,168,953	88,230,022	276,422,026
Contract owners’ equity beginning of period	1,401,443	23,510	151,431	-	755,595,648	222,426,695	376,761,705	100,339,679

Contract owners’ equity end of period	$5,086,004	$1,401,443	$1,861,135	$151,431	$935,119,776	$755,595,648	$464,991,727	$376,761,705

CHANGES IN UNITS:
Beginning units	125,679	2,099	13,188	-	69,392,456	20,316,134	34,616,610	9,283,008
Units purchased	403,233	132,347	204,688	13,189	30,505,851	51,679,005	14,943,337	27,408,413
Units redeemed	(54,737)	(8,767)	(47,058)	(1)	(8,246,826)	(2,602,683)	(4,259,595)	(2,074,811)

Ending units	474,175	125,679	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,045,203	$1,049,403	$487,722	$1,140,070	$(121,318)	$(58,144)	$897,648	$1,050,353
Realized gain (loss) on investments	92,274	42,133	210,167	21,402	146,633	134,960	2,038,236	652,450
Change in unrealized gain (loss) on investments	(38,171,519)	(3,364,025)	(17,476,412)	(883,744)	(5,586,528)	(40,905)	(9,369,395)	8,828,854
Reinvested capital gains	-	1,172,681	-	530,349	2,877,519	820,710	3,841,673	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,034,042)	(1,099,808)	(16,778,523)	808,077	(2,683,694)	856,621	(2,591,838)	10,531,657

Equity transactions:
Purchase payments received from contract owners (note 3)	268,716,073	342,412,038	118,791,939	191,025,168	15,846,118	12,254,561	121,849,936	91,568,835
Transfers between funds	(11,734,890)	8,154,088	(7,181,410)	1,793,255	2,985,950	2,420,070	13,722,143	26,194,743
Redemptions (note 3)	(10,813,530)	(4,245,087)	(7,676,428)	(3,174,292)	(1,207,742)	(564,126)	(10,925,377)	(3,250,380)
Annuity benefits	-	-	-	-	(1,542)	-	(1,439)	-
Contract maintenance charges (note 2)	(6,027,390)	(1,694,242)	(3,121,728)	(901,961)	(68,395)	(24,898)	(243,563)	(77,421)
Contingent deferred sales charges (note 2)	(308,848)	(54,806)	(190,420)	(55,125)	(9,577)	(3,227)	(51,311)	(12,990)
Adjustments to maintain reserves	(336)	(423)	(234)	(309)	(7,265)	(377)	(6,581)	(605)

Net equity transactions	239,831,079	344,571,568	100,621,719	188,686,736	17,537,547	14,082,003	124,343,808	114,422,182

Net change in contract owners’ equity	203,797,037	343,471,760	83,843,196	189,494,813	14,853,853	14,938,624	121,751,970	124,953,839
Contract owners’ equity beginning of period	467,813,783	124,342,023	262,077,939	72,583,126	24,010,339	9,071,715	168,655,614	43,701,775

Contract owners’ equity end of period	$671,610,820	$467,813,783	$345,921,135	$262,077,939	$38,864,192	$24,010,339	$290,407,584	$168,655,614

CHANGES IN UNITS:
Beginning units	43,498,040	11,584,365	24,393,200	6,817,671	1,861,847	723,265	12,997,434	3,743,803
Units purchased	26,768,009	33,126,922	11,800,194	18,417,004	1,853,256	1,461,556	13,762,066	10,966,174
Units redeemed	(4,280,769)	(1,213,247)	(2,419,514)	(841,475)	(500,809)	(322,974)	(4,213,441)	(1,712,543)

Ending units	65,985,280	43,498,040	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMGA2		NOTB4		NOTG4		NOTMG4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(151,609)	$-	$(73,665)	$(45,055)	$(18,752)	$(48,254)	$(45,946)	$(14,573)
Realized gain (loss) on investments	(451)	-	11,647	43,476	33,291	122,620	16,673	32,703
Change in unrealized gain (loss) on investments	(696,605)	-	(1,139,957)	(30,205)	(1,431,502)	(178,567)	(1,056,687)	(89,239)
Reinvested capital gains	-	-	314,086	71,892	51,584	-	222,994	84,687

Net increase (decrease) in contract owners’ equity resulting from operations	(848,665)	-	(887,889)	40,108	(1,365,379)	(104,201)	(862,966)	13,578

Equity transactions:
Purchase payments received from contract owners (note 3)	46,597,166	-	2,606,003	6,005,026	1,828,720	4,088,039	1,859,566	7,556,517
Transfers between funds	3,996,328	-	(244,429)	283,255	3,234,033	(1,107,094)	(794,364)	94,305
Redemptions (note 3)	(228,294)	-	(218,788)	(338,897)	(371,132)	(56,086)	(715,011)	(299,202)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12,808)	-	(376)	(260)	(197)	(58)	(143)	(51)
Contingent deferred sales charges (note 2)	-	-	(1,197)	(1,005)	(880)	(1,929)	(1,384)	-
Adjustments to maintain reserves	(35)	-	177	(97)	(316)	(95)	(77)	(89)

Net equity transactions	50,352,357	-	2,141,390	5,948,022	4,690,228	2,922,777	348,587	7,351,480

Net change in contract owners’ equity	49,503,692	-	1,253,501	5,988,130	3,324,849	2,818,576	(514,379)	7,365,058
Contract owners’ equity beginning of period	-	-	11,316,209	5,328,079	7,507,452	4,688,876	9,509,888	2,144,830

Contract owners’ equity end of period	$49,503,692	$-	$12,569,710	$11,316,209	$10,832,301	$7,507,452	$8,995,509	$9,509,888

CHANGES IN UNITS:
Beginning units	-	-	1,045,776	496,927	650,405	402,119	835,495	189,573
Units purchased	5,445,212	-	252,669	628,398	463,076	369,990	179,228	680,899
Units redeemed	(105,167)	-	(56,640)	(79,549)	(63,660)	(121,704)	(152,512)	(34,977)

Ending units	5,340,045	-	1,241,805	1,045,776	1,049,821	650,405	862,211	835,495

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVFHA		PMVRA		ALVBWB		ALVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,449	$531	$5,005	$301	$9,585	$8,552	$(17,129)	$(24,347)
Realized gain (loss) on investments	623	171	(33)	(45)	(3,864)	9,346	415,294	436,185
Change in unrealized gain (loss) on investments	(5,417)	2,925	(9,635)	235	(57,565)	(52,209)	(388,965)	51,012
Reinvested capital gains	661	727	-	-	53,907	66,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(684)	4,354	(4,663)	491	2,063	32,262	9,200	462,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	111,602	76,266	18,972	14,449	16,000	94,912	178,662
Transfers between funds	18,997	(2,181)	13,846	1,117	66,533	69,840	(165,537)	(344,155)
Redemptions (note 3)	(1,458)	-	(397)	-	(83,972)	(32,743)	(864,938)	(1,109,320)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(78)	(61)	(3,431)	(3,306)	(401)	(413)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(38)	-
Adjustments to maintain reserves	(8)	(2)	5	2	(3)	(5)	(143)	8

Net equity transactions	17,531	109,419	89,642	20,030	(6,424)	49,786	(936,145)	(1,275,218)

Net change in contract owners’ equity	16,847	113,773	84,979	20,521	(4,361)	82,048	(926,945)	(812,368)
Contract owners’ equity beginning of period	113,773	-	51,261	30,740	523,746	441,698	6,282,093	7,094,461

Contract owners’ equity end of period	$130,620	$113,773	$136,240	$51,261	$519,385	$523,746	$5,355,148	$6,282,093

CHANGES IN UNITS:
Beginning units	10,527	-	5,579	3,432	41,081	36,960	261,769	317,866
Units purchased	2,565	10,731	9,835	2,165	6,369	8,125	8,627	14,934
Units redeemed	(989)	(204)	(97)	(18)	(7,070)	(4,004)	(46,921)	(71,031)

Ending units	12,103	10,527	15,317	5,579	40,380	41,081	223,475	261,769

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ALVSVB		ACVB		ACVCA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$832	$704	$(1,041,011)	$(1,063,094)	$132,602	$70,906	$(949)	$(1,015)
Realized gain (loss) on investments	574	42	1,886,772	5,807,090	227,112	468,769	5,647	7,088
Change in unrealized gain (loss) on investments	(57,036)	(9,220)	(23,138,228)	(8,651,614)	(4,968,647)	(787,619)	(8,234)	(16,505)
Reinvested capital gains	40,135	26,832	15,355,718	10,650,624	3,306,322	3,115,320	4,666	15,414

Net increase (decrease) in contract owners’ equity resulting from operations	(15,495)	18,358	(6,936,749)	6,743,006	(1,302,611)	2,867,376	1,130	4,982

Equity transactions:
Purchase payments received from contract owners (note 3)	15,172	57,622	10,110,265	17,291,547	235,236	354,166	-	-
Transfers between funds	66,741	2,982	(3,077,924)	(11,543,765)	(262,969)	1,428,359	-	-
Redemptions (note 3)	(12,699)	(8,338)	(6,438,831)	(7,301,825)	(3,933,966)	(3,839,468)	-	-
Annuity benefits	-	-	-	-	(30,358)	(30,219)	(14,120)	(15,516)
Contract maintenance charges (note 2)	(296)	(269)	(512,378)	(475,075)	(14,149)	(15,426)	-	-
Contingent deferred sales charges (note 2)	-	-	(45,892)	(68,258)	(192)	(1,451)	-	-
Adjustments to maintain reserves	(9)	(12)	(807)	(798)	1,132	903	3,976	3,888

Net equity transactions	68,909	51,985	34,433	(2,098,174)	(4,005,266)	(2,103,136)	(10,144)	(11,628)

Net change in contract owners’ equity	53,414	70,343	(6,902,316)	4,644,832	(5,307,877)	764,240	(9,014)	(6,646)
Contract owners’ equity beginning of period	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836	74,266	80,912

Contract owners’ equity end of period	$300,857	$247,443	$90,490,876	$97,393,192	$31,282,199	$36,590,076	$65,252	$74,266

CHANGES IN UNITS:
Beginning units	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387	-	-
Units purchased	6,654	4,954	547,102	884,011	38,835	79,996	-	-
Units redeemed	(1,256)	(858)	(542,285)	(951,742)	(157,806)	(145,085)	-	-

Ending units	23,874	18,476	2,884,800	2,879,983	952,327	1,071,298	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG		ACVIG2		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$118,455	$117,343	$18,397	$22,696	$1,064,515	$(584,565)	$(87)	$331
Realized gain (loss) on investments	773,221	620,790	614,583	284,117	(3,287,058)	1,340,052	(55)	1,752
Change in unrealized gain (loss) on investments	(3,381,445)	989,160	(1,315,875)	227,389	(7,372,147)	(2,708,443)	183	(2,588)
Reinvested capital gains	1,383,454	-	376,611	-	-	6,383,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,106,315)	1,727,293	(306,284)	534,202	(9,594,690)	4,430,462	41	(505)

Equity transactions:
Purchase payments received from contract owners (note 3)	318,008	175,265	31,703	135,138	15,324,657	17,379,001	-	(164)
Transfers between funds	(523,640)	623,352	(702,437)	54,483	(12,542,983)	259,175	-	-
Redemptions (note 3)	(1,930,588)	(2,237,177)	(711,523)	(617,587)	(19,538,206)	(21,015,513)	-	2
Annuity benefits	(4,088)	(5,920)	-	-	(2,578)	(3,776)	(1,439)	(1,702)
Contract maintenance charges (note 2)	(6,409)	(7,187)	(477)	(512)	(1,733,109)	(1,701,202)	-	-
Contingent deferred sales charges (note 2)	(2,240)	(1,238)	(50)	(36)	(120,359)	(124,683)	-	-
Adjustments to maintain reserves	(80)	(183)	(25)	(220)	(1,216)	(1,374)	653	(306)

Net equity transactions	(2,149,037)	(1,453,088)	(1,382,809)	(428,734)	(18,613,794)	(5,208,372)	(786)	(2,170)

Net change in contract owners’ equity	(3,255,352)	274,205	(1,689,093)	105,468	(28,208,484)	(777,910)	(745)	(2,675)
Contract owners’ equity beginning of period	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128	8,696	11,371

Contract owners’ equity end of period	$14,037,808	$17,293,160	$3,616,427	$5,305,520	$218,776,734	$246,985,218	$7,951	$8,696

CHANGES IN UNITS:
Beginning units	888,260	970,158	223,567	242,506	18,201,387	18,608,330	-	-
Units purchased	61,732	138,794	7,692	31,286	3,282,579	4,153,465	-	-
Units redeemed	(175,474)	(220,692)	(69,487)	(50,225)	(4,699,469)	(4,560,408)	-	-

Ending units	774,518	888,260	161,772	223,567	16,784,497	18,201,387	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVMV2		DVMCSS		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,532	$(11,857)	$(65,005)	$(594,613)	$(247,159)	$(43,202)	$(613,460)	$(879,396)
Realized gain (loss) on investments	779,195	739,918	7,817,920	5,188,252	(581,243)	54,708	8,590,448	11,249,251
Change in unrealized gain (loss) on investments	(1,508,195)	(28,506)	(17,395,005)	3,995,236	(2,747,265)	309,209	(16,426,226)	(13,083,954)
Reinvested capital gains	456,627	634,745	5,838,760	6,764,754	2,295,710	-	5,677,887	5,742,544

Net increase (decrease) in contract owners’ equity resulting from operations	(238,841)	1,334,300	(3,803,330)	15,353,629	(1,279,957)	320,715	(2,771,351)	3,028,445

Equity transactions:
Purchase payments received from contract owners (note 3)	333,245	462,672	15,639,402	16,209,707	10,963,217	4,935,227	1,123,490	1,711,397
Transfers between funds	(800,359)	581,122	(8,323,966)	7,005,804	5,080,346	4,442,858	(5,473,365)	(10,315,032)
Redemptions (note 3)	(1,411,880)	(1,883,377)	(8,512,330)	(8,796,585)	(786,945)	(101,384)	(9,143,618)	(11,819,634)
Annuity benefits	(1,277)	(883)	-	-	-	-	(821)	(395)
Contract maintenance charges (note 2)	(3,142)	(2,867)	(638,228)	(592,008)	(40,660)	(6,342)	(285,207)	(300,078)
Contingent deferred sales charges (note 2)	(3,559)	(904)	(42,051)	(40,932)	(4,624)	(944)	(17,181)	(27,660)
Adjustments to maintain reserves	319	(94)	(622)	(1,017)	(294)	(53)	(242)	(1,109)

Net equity transactions	(1,886,653)	(844,331)	(1,877,795)	13,784,969	15,211,040	9,269,362	(13,796,944)	(20,752,511)

Net change in contract owners’ equity	(2,125,494)	489,969	(5,681,125)	29,138,598	13,931,083	9,590,077	(16,568,295)	(17,724,066)
Contract owners’ equity beginning of period	10,201,385	9,711,416	131,436,311	102,297,713	9,590,077	-	92,841,079	110,565,145

Contract owners’ equity end of period	$8,075,891	$10,201,385	$125,755,186	$131,436,311	$23,521,160	$9,590,077	$76,272,784	$92,841,079

CHANGES IN UNITS:
Beginning units	517,561	559,245	5,721,471	5,082,599	882,717	-	3,031,376	3,719,928
Units purchased	60,410	154,190	1,775,884	2,053,139	2,192,457	1,123,106	335,272	448,167
Units redeemed	(153,250)	(195,874)	(1,848,861)	(1,414,267)	(818,047)	(240,389)	(768,726)	(1,136,719)

Ending units	424,721	517,561	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		DCAPS		DVDLS		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,394	$166,620	$(104,181)	$83,524	$(14,838)	$(16,784)	$(71,154)	$(84,407)
Realized gain (loss) on investments	2,028,925	2,835,927	3,854,441	5,362,527	66,902	118,393	435,469	664,851
Change in unrealized gain (loss) on investments	(4,702,409)	(1,827,365)	(13,578,279)	(1,568,533)	(107,644)	(107,115)	(1,672,433)	673,704
Reinvested capital gains	1,457,344	914,974	5,269,749	3,126,470	16,483	-	1,357,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,109,746)	2,090,156	(4,558,270)	7,003,988	(39,097)	(5,506)	49,493	1,254,148

Equity transactions:
Purchase payments received from contract owners (note 3)	504,927	489,516	5,212,348	10,291,966	9,740	2,825	236,352	207,967
Transfers between funds	(1,485,513)	(2,548,851)	(7,178,957)	(10,783,834)	(48,371)	(52,843)	(159,091)	18,453
Redemptions (note 3)	(3,291,939)	(3,726,030)	(7,848,136)	(7,707,865)	(112,419)	(116,664)	(1,660,171)	(1,733,006)
Annuity benefits	(5,101)	(8,557)	-	-	(150)	(152)	(666)	(911)
Contract maintenance charges (note 2)	(10,316)	(11,833)	(693,250)	(721,189)	(157)	(194)	(7,035)	(7,750)
Contingent deferred sales charges (note 2)	(2,802)	(3,130)	(41,406)	(70,219)	(22)	(106)	(2,390)	(889)
Adjustments to maintain reserves	(18,940)	2,585	(726)	(729)	(63)	(75)	(2,332)	328

Net equity transactions	(4,309,684)	(5,806,300)	(10,550,127)	(8,991,870)	(151,442)	(167,209)	(1,595,333)	(1,515,808)

Net change in contract owners’ equity	(5,419,430)	(3,716,144)	(15,108,397)	(1,987,882)	(190,539)	(172,715)	(1,545,840)	(261,660)
Contract owners’ equity beginning of period	32,226,488	35,942,632	119,292,371	121,280,253	1,157,000	1,329,715	15,230,752	15,492,412

Contract owners’ equity end of period	$26,807,058	$32,226,488	$104,183,974	$119,292,371	$966,461	$1,157,000	$13,684,912	$15,230,752

CHANGES IN UNITS:
Beginning units	1,396,574	1,661,858	5,545,660	5,967,733	58,484	66,935	686,816	758,596
Units purchased	39,616	83,876	635,637	991,703	3,791	6,113	15,982	35,845
Units redeemed	(228,214)	(349,160)	(1,132,392)	(1,413,776)	(11,636)	(14,564)	(87,259)	(107,625)

Ending units	1,207,976	1,396,574	5,048,905	5,545,660	50,639	58,484	615,539	686,816

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCA2S		FQB		FQBS		FC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$784	$4,067	$209,132	$212,935	$548,048	$617,080	$-	$-
Realized gain (loss) on investments	(10,924)	(5,565)	5,687	134,018	760,295	359,465	27	-
Change in unrealized gain (loss) on investments	(57,447)	(262,613)	(328,065)	(126,430)	(1,739,104)	(356,885)	-	-
Reinvested capital gains	1,257	236,475	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,330)	(27,636)	(113,246)	220,523	(430,761)	619,660	27	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284	5,117	99,295	125,241	233,016	490,284	113	-
Transfers between funds	3,566	(11,043)	(211,166)	217,217	(761,097)	(283,335)	(113)	-
Redemptions (note 3)	(118,944)	(302,651)	(1,073,769)	(1,375,455)	(3,902,676)	(4,602,828)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93)	(117)	(2,501)	(2,875)	(11,815)	(12,458)	-	-
Contingent deferred sales charges (note 2)	-	3	(343)	(844)	(1,886)	(2,868)	-	-
Adjustments to maintain reserves	(85)	(52)	(106)	(107)	(273)	(298)	(27)	-

Net equity transactions	(111,272)	(308,743)	(1,188,590)	(1,036,823)	(4,444,731)	(4,411,503)	(27)	-

Net change in contract owners’ equity	(177,602)	(336,379)	(1,301,836)	(816,300)	(4,875,492)	(3,791,843)	-	-
Contract owners’ equity beginning of period	957,834	1,294,213	8,560,284	9,376,584	27,031,892	30,823,735	-	-

Contract owners’ equity end of period	$780,232	$957,834	$7,258,448	$8,560,284	$22,156,400	$27,031,892	$-	$-

CHANGES IN UNITS:
Beginning units	58,869	77,503	547,230	613,836	1,947,824	2,269,504	-	-
Units purchased	1,479	3,245	38,348	46,597	143,965	238,334	-	-
Units redeemed	(8,241)	(21,879)	(114,032)	(113,203)	(466,622)	(560,014)	-	-

Ending units	52,107	58,869	471,546	547,230	1,625,167	1,947,824	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIP		FVSS2		FHIP		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,651,155	$5,041,477	$(44,932)	$(59,002)	$2,580,342	$1,794,177	$238,409	$153,155
Realized gain (loss) on investments	(3,947,043)	119,422	966,796	878,937	(866,316)	(425,549)	1,919,565	3,594,690
Change in unrealized gain (loss) on investments	(49,696,663)	15,130,490	(1,225,221)	(408,453)	(4,702,587)	(1,330,242)	(11,940,405)	(4,036,539)
Reinvested capital gains	31,090,684	4,867,846	5,949	-	-	-	8,661,223	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	(16,901,867)	25,159,235	(297,408)	411,482	(2,988,561)	38,386	(1,121,208)	6,034,050

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,292	3,320,647	36,225	25,305	375,186	2,253	805,276	1,185,192
Transfers between funds	(6,356,694)	(5,786,436)	(195,050)	(171,943)	14,019,917	(640,450)	(1,847,603)	(2,209,099)
Redemptions (note 3)	(32,932,280)	(38,100,655)	(853,133)	(1,399,950)	(5,834,559)	(4,669,247)	(12,615,100)	(14,982,576)
Annuity benefits	(65,350)	(73,254)	(4,003)	(3,955)	(6,989)	(10,568)	(12,464)	(19,371)
Contract maintenance charges (note 2)	(130,787)	(145,164)	(802)	(999)	(19,497)	(19,756)	(60,775)	(67,573)
Contingent deferred sales charges (note 2)	(16,864)	(7,687)	(107)	(1,784)	(4,214)	(318)	(1,470)	(1,960)
Adjustments to maintain reserves	92	7,123	(131)	(212)	1,180	(383)	(22,689)	7,117

Net equity transactions	(35,775,591)	(40,785,426)	(1,017,001)	(1,553,538)	8,531,024	(5,338,469)	(13,754,825)	(16,088,270)

Net change in contract owners’ equity	(52,677,458)	(15,626,191)	(1,314,409)	(1,142,056)	5,542,463	(5,300,083)	(14,876,033)	(10,054,220)
Contract owners’ equity beginning of period	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448	128,054,780	138,109,000

Contract owners’ equity end of period	$296,210,455	$348,887,913	$6,468,985	$7,783,394	$45,826,828	$40,284,365	$113,178,747	$128,054,780

CHANGES IN UNITS:
Beginning units	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887	2,990,233	3,367,004
Units purchased	76,295	84,052	12,584	13,980	554,531	-	32,237	33,950
Units redeemed	(654,437)	(747,477)	(44,753)	(64,665)	(330,446)	(155,627)	(343,572)	(410,721)

Ending units	4,910,640	5,488,782	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FNRS2		FEI2		FF10S		FF10S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(489,770)	$(776,242)	$4,169,062	$3,118,295	$23,589	$11,486	$311,885	$(144,870)
Realized gain (loss) on investments	1,835,028	8,438,460	(6,037,745)	(1,698,048)	176,483	317,477	880,545	321,914
Change in unrealized gain (loss) on investments	(23,194,101)	(22,625,772)	(39,418,884)	11,917,661	(310,677)	(248,586)	(6,500,594)	1,894,639
Reinvested capital gains	2,446,612	1,015,944	25,218,440	3,739,666	16,073	92,025	634,854	3,044,174

Net increase (decrease) in contract owners’ equity resulting from operations	(19,402,231)	(13,947,610)	(16,069,127)	17,077,574	(94,532)	172,402	(4,673,310)	5,115,857

Equity transactions:
Purchase payments received from contract owners (note 3)	14,834,023	17,863,804	33,132,435	41,038,162	128,825	138,515	29,776,544	29,105,033
Transfers between funds	(674,585)	(1,082,301)	(1,155,442)	(9,951,603)	436,229	625,502	3,752,523	(1,538,237)
Redemptions (note 3)	(7,416,302)	(9,816,182)	(20,818,988)	(20,643,949)	(788,351)	(994,518)	(11,469,257)	(12,800,750)
Annuity benefits	(6,317)	(7,109)	(2,039)	(1,116)	(9,973)	(10,118)	(7,682)	-
Contract maintenance charges (note 2)	(8,655)	(10,613)	(1,124,334)	(1,034,466)	(1,777)	(1,889)	(2,130,772)	(1,774,222)
Contingent deferred sales charges (note 2)	(33,317)	(44,567)	(81,091)	(106,708)	(811)	(995)	(119,975)	(124,998)
Adjustments to maintain reserves	(1,113)	(864)	6,330	(8,856)	3,723	3,165	(6,435)	(1,364)

Net equity transactions	6,693,734	6,902,168	9,956,871	9,291,464	(232,135)	(240,338)	19,794,946	12,865,462

Net change in contract owners’ equity	(12,708,497)	(7,045,442)	(6,112,256)	26,369,038	(326,667)	(67,936)	15,121,636	17,981,319
Contract owners’ equity beginning of period	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372	203,616,057	185,634,738

Contract owners’ equity end of period	$68,073,209	$80,781,706	$265,751,690	$271,863,946	$5,521,769	$5,848,436	$218,737,693	$203,616,057

CHANGES IN UNITS:
Beginning units	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084	13,432,500	12,573,844
Units purchased	1,917,396	2,191,090	2,996,765	2,782,753	72,486	92,818	3,068,138	2,688,486
Units redeemed	(1,512,925)	(1,861,959)	(2,532,772)	(2,322,379)	(88,435)	(109,649)	(1,797,265)	(1,829,830)

Ending units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF20S2		FF30S		FF30S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$35,126	$34,580	$442,989	$(256,341)	$29,819	$15,578	$(132,886)	$(58,494)
Realized gain (loss) on investments	728,536	506,685	13,875,562	1,496,170	627,467	734,852	3,767,229	1,936,077
Change in unrealized gain (loss) on investments	(955,615)	(357,966)	(25,352,137)	4,670,715	(851,335)	(580,778)	(6,016,610)	(1,476,834)
Reinvested capital gains	45,043	207,473	2,027,403	8,561,185	54,751	209,801	317,579	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	(146,910)	390,772	(9,006,183)	14,471,729	(139,298)	379,453	(2,064,688)	1,234,153

Equity transactions:
Purchase payments received from contract owners (note 3)	388,444	478,941	14,245,325	16,672,779	431,225	549,473	13,704,311	10,709,970
Transfers between funds	152,245	1,150,481	(3,967,334)	2,019,276	384,823	601,252	3,518,755	2,596,492
Redemptions (note 3)	(2,445,593)	(1,245,065)	(25,418,208)	(24,064,713)	(1,482,821)	(1,571,608)	(3,236,351)	(5,144,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,151)	(3,985)	(4,670,494)	(4,468,838)	(4,599)	(4,544)	(5,966)	(5,388)
Contingent deferred sales charges (note 2)	(2,668)	(1,342)	(223,520)	(231,945)	(4,180)	(8,223)	(39,588)	(11,646)
Adjustments to maintain reserves	(66)	(377)	(611)	(694)	(67)	197	(394)	(1,074)

Net equity transactions	(1,911,789)	378,653	(20,034,842)	(10,074,135)	(675,619)	(433,453)	13,940,767	8,143,864

Net change in contract owners’ equity	(2,058,699)	769,425	(29,041,025)	4,397,594	(814,917)	(54,000)	11,876,079	9,378,017
Contract owners’ equity beginning of period	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551	48,507,447	39,129,430

Contract owners’ equity end of period	$9,968,924	$12,027,623	$453,277,086	$482,318,111	$9,908,634	$10,723,551	$60,383,526	$48,507,447

CHANGES IN UNITS:
Beginning units	854,239	826,009	30,591,200	31,237,389	751,039	781,125	2,999,411	2,483,236
Units purchased	87,930	166,468	2,442,325	2,368,628	100,684	103,971	1,809,128	1,119,058
Units redeemed	(222,002)	(138,238)	(3,740,711)	(3,014,817)	(146,246)	(134,057)	(986,785)	(602,883)

Ending units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		FG2		FIGBS		FIGBP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,996,168)	$(4,403,524)	$(4,048,666)	$(2,894,608)	$187,567	$134,158	$2,736,793	$1,316,169
Realized gain (loss) on investments	21,114,481	20,903,511	6,430,543	8,688,489	(59,460)	(27,089)	1,307,909	4,395,413
Change in unrealized gain (loss) on investments	(7,633,022)	19,604,486	2,598,101	9,834,728	(466,804)	639,269	(12,319,154)	8,904,846
Reinvested capital gains	11,640,815	-	7,318,156	-	13,716	7,207	285,492	153,426

Net increase (decrease) in contract owners’ equity resulting from operations	21,126,106	36,104,473	12,298,134	15,628,609	(324,981)	753,545	(7,988,960)	14,769,854

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284,007	4,898,089	48,107,476	48,541,797	411,480	387,557	22,512,708	18,952,419
Transfers between funds	(2,942,011)	(1,094,404)	22,244,606	20,849,065	469,652	709,185	(7,582,529)	1,740,367
Redemptions (note 3)	(39,569,070)	(42,987,183)	(15,985,134)	(12,908,871)	(2,411,642)	(2,678,263)	(40,938,563)	(47,690,559)
Annuity benefits	(94,421)	(91,593)	(1,982)	(1,904)	(9,685)	(4,533)	(17,523)	(17,794)
Contract maintenance charges (note 2)	(180,989)	(194,058)	(912,750)	(688,957)	(4,710)	(4,550)	(2,274,390)	(2,189,905)
Contingent deferred sales charges (note 2)	(15,392)	(13,098)	(87,531)	(110,151)	(4,257)	(2,679)	(104,218)	(145,199)
Adjustments to maintain reserves	11,701	14,843	(940)	(2,252)	(180)	(17)	(1,043)	(273)

Net equity transactions	(38,506,175)	(39,467,404)	53,363,745	55,678,727	(1,549,342)	(1,593,300)	(28,405,558)	(29,350,944)

Net change in contract owners’ equity	(17,380,069)	(3,362,931)	65,661,879	71,307,336	(1,874,323)	(839,755)	(36,394,518)	(14,581,090)
Contract owners’ equity beginning of period	378,007,980	381,370,911	224,069,920	152,762,584	17,393,838	18,233,593	357,710,457	372,291,547

Contract owners’ equity end of period	$360,627,911	$378,007,980	$289,731,799	$224,069,920	$15,519,515	$17,393,838	$321,315,939	$357,710,457

CHANGES IN UNITS:
Beginning units	4,557,714	5,049,679	9,433,261	7,005,335	1,212,588	1,326,705	25,450,183	27,684,133
Units purchased	82,693	152,625	4,486,449	4,599,359	165,205	315,648	4,899,981	5,726,570
Units redeemed	(529,701)	(644,590)	(2,292,952)	(2,171,433)	(277,921)	(429,765)	(6,997,861)	(7,960,520)

Ending units	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588	23,352,303	25,450,183

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FMC2		FOP		FO2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(211,307)	$(299,041)	$(3,628,860)	$(4,339,087)	$84,202	$(27,690)	$99,714	$(7,398)
Realized gain (loss) on investments	458,641	1,531,739	6,522,433	4,516,306	1,142,012	2,553,746	48,313	(66,393)
Change in unrealized gain (loss) on investments	(3,523,896)	(677,421)	(44,817,934)	5,425,457	(1,638,546)	(7,554,606)	(5,978,602)	(126,687)
Reinvested capital gains	2,762,087	598,799	33,995,342	6,780,433	65,677	13,667	91,566	550

Net increase (decrease) in contract owners’ equity resulting from operations	(514,475)	1,154,076	(7,929,019)	12,383,109	(346,655)	(5,014,883)	(5,739,009)	(199,928)

Equity transactions:
Purchase payments received from contract owners (note 3)	470,462	571,939	21,611,565	26,861,232	450,981	15,337	6,935,733	-
Transfers between funds	(1,170,720)	(1,859,924)	(11,600,430)	(16,661,526)	24,148,680	(899,561)	89,883,316	(139,567)
Redemptions (note 3)	(2,510,708)	(2,875,161)	(25,331,591)	(27,220,933)	(6,783,835)	(5,602,863)	(4,714,696)	(328,744)
Annuity benefits	(2,267)	(2,220)	(22,466)	(21,989)	(5,183)	(6,585)	(646)	-
Contract maintenance charges (note 2)	(6,668)	(7,467)	(1,297,677)	(1,266,772)	(27,539)	(26,649)	(333,645)	(204)
Contingent deferred sales charges (note 2)	(5,827)	(3,747)	(79,161)	(130,345)	(1,274)	(193)	(15,028)	2
Adjustments to maintain reserves	(535)	(1,276)	(1,094)	1,290	1,755	1,347	6,117	(70)

Net equity transactions	(3,226,263)	(4,177,856)	(16,720,854)	(18,439,043)	17,783,585	(6,519,167)	91,761,151	(468,583)

Net change in contract owners’ equity	(3,740,738)	(3,023,780)	(24,649,873)	(6,055,934)	17,436,930	(11,534,050)	86,022,142	(668,511)
Contract owners’ equity beginning of period	23,911,685	26,935,465	287,174,503	293,230,437	45,738,876	57,272,926	1,645,886	2,314,397

Contract owners’ equity end of period	$20,170,947	$23,911,685	$262,524,630	$287,174,503	$63,175,806	$45,738,876	$87,668,028	$1,645,886

CHANGES IN UNITS:
Beginning units	1,445,012	1,706,222	7,982,432	8,495,980	1,559,134	1,772,900	73,649	93,749
Units purchased	79,012	135,013	1,221,497	1,388,574	805,932	-	4,573,906	-
Units redeemed	(270,328)	(396,223)	(1,658,726)	(1,902,122)	(262,679)	(213,766)	(576,622)	(20,100)

Ending units	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134	4,070,933	73,649

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,809)	$(31,465)	$8,032,243	$8,003,223	$(28,031)	$(98,146)	$(958,931)	$(1,243,645)
Realized gain (loss) on investments	431,931	887,739	(3,996,331)	(738,782)	2,971,639	3,696,692	13,281,310	17,660,227
Change in unrealized gain (loss) on investments	(623,085)	(561,414)	(26,859,534)	(2,616,701)	(10,169,658)	(1,107,981)	(37,857,141)	(27,654,527)
Reinvested capital gains	4,356	-	-	-	4,906,189	1,026,205	16,004,149	10,023,416

Net increase (decrease) in contract owners’ equity resulting from operations	(205,607)	294,860	(22,823,622)	4,647,740	(2,319,861)	3,516,770	(9,530,613)	(1,214,529)

Equity transactions:
Purchase payments received from contract owners (note 3)	69,328	100,289	41,063,747	70,453,663	206,051	541,683	1,107,123	1,234,681
Transfers between funds	(203,626)	(606,515)	(23,975,908)	13,708,683	(1,745,172)	(1,838,263)	(5,923,680)	(4,256,225)
Redemptions (note 3)	(592,479)	(1,232,388)	(26,451,751)	(24,144,199)	(7,605,699)	(7,409,919)	(15,094,445)	(19,286,400)
Annuity benefits	-	-	(2,117)	(1,767)	(5,973)	(5,961)	(4,626)	(4,963)
Contract maintenance charges (note 2)	(1,907)	(2,190)	(16,340)	(16,330)	(3,399)	(4,115)	(476,944)	(513,092)
Contingent deferred sales charges (note 2)	(466)	(1,456)	(73,343)	(102,723)	(2,535)	(2,680)	(37,846)	(53,724)
Adjustments to maintain reserves	(51)	406	(839)	(825)	(325)	(551)	(721)	(1,276)

Net equity transactions	(729,201)	(1,741,854)	(9,456,551)	59,896,502	(9,157,052)	(8,719,806)	(20,431,139)	(22,880,999)

Net change in contract owners’ equity	(934,808)	(1,446,994)	(32,280,173)	64,544,242	(11,476,913)	(5,203,036)	(29,961,752)	(24,095,528)
Contract owners’ equity beginning of period	5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

Contract owners’ equity end of period	$4,774,145	$5,708,953	$234,789,274	$267,069,447	$39,684,634	$51,161,547	$96,754,259	$126,716,011

CHANGES IN UNITS:
Beginning units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626
Units purchased	9,529	16,390	4,066,418	7,351,718	88,000	99,971	390,832	597,800
Units redeemed	(41,420)	(97,567)	(4,745,321)	(3,397,474)	(462,606)	(466,004)	(1,049,438)	(1,323,621)

Ending units	221,601	253,492	17,158,069	17,836,972	1,656,734	2,031,340	3,333,199	3,991,805

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,031	$8,170	$72,324	$92,274	$901,725	$567,788	$8,548,836	$5,103,951
Realized gain (loss) on investments	(11,655)	(436)	(560,252)	20,521	(2,424,260)	44,986	(1,723,042)	(46,237)
Change in unrealized gain (loss) on investments	(81,647)	(20,471)	(3,736,734)	(1,079,351)	(3,848,587)	(9,446,782)	(15,546,163)	(5,484,541)
Reinvested capital gains	40,517	31,568	1,602,700	-	1,741,755	-	692,286	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,754)	18,831	(2,621,962)	(966,556)	(3,629,367)	(8,834,008)	(8,028,083)	(426,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	202,765	233,514	135,641	150,648	300,654	436,911	16,796,287	17,485,329
Transfers between funds	(45,063)	(2,628)	(70,738)	16,824,104	1,773,589	66,528,542	(7,541,777)	128,017,596
Redemptions (note 3)	(21,486)	(9,234)	(1,894,330)	(1,865,741)	(9,018,705)	(7,387,831)	(11,900,048)	(8,471,176)
Annuity benefits	-	-	-	-	(2,359)	(1,618)	(15,465)	(10,969)
Contract maintenance charges (note 2)	(1,317)	(588)	(1,470)	(1,205)	(176,076)	(109,859)	(8,862)	(6,039)
Contingent deferred sales charges (note 2)	-	-	(1,012)	(2,749)	(12,680)	(12,175)	(24,304)	(21,076)
Adjustments to maintain reserves	(3)	(11)	(219)	(215)	(455)	3,762	(752)	9,700

Net equity transactions	134,896	221,053	(1,832,128)	15,104,842	(7,136,032)	59,457,732	(2,694,921)	137,003,365

Net change in contract owners’ equity	99,142	239,884	(4,454,090)	14,138,286	(10,765,399)	50,623,724	(10,723,004)	136,576,538
Contract owners’ equity beginning of period	543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

Contract owners’ equity end of period	$642,479	$543,337	$9,684,196	$14,138,286	$43,432,053	$54,197,452	$126,241,660	$136,964,664

CHANGES IN UNITS:
Beginning units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602
Units purchased	26,550	19,990	129,336	1,894,801	433,757	2,951,570	2,691,249	15,571,855
Units redeemed	(16,124)	(1,446)	(334,581)	(380,353)	(765,583)	(589,453)	(2,986,044)	(1,592,270)

Ending units	55,378	44,952	1,309,203	1,514,448	2,173,064	2,504,890	13,724,392	14,019,187

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,219,115	$786,529	$30,746	$8,893	$5,523	$6,861	$(360)	$37
Realized gain (loss) on investments	(732,121)	263,612	(12,973)	(3)	(9,374)	1,767	(266)	(14)
Change in unrealized gain (loss) on investments	(8,317,144)	(861,280)	(49,942)	(15,235)	(5,719)	(10,971)	(18,627)	(1,751)
Reinvested capital gains	153,150	62,958	8,696	3,193	-	-	15,372	2,729

Net increase (decrease) in contract owners’ equity resulting from operations	(7,677,000)	251,819	(23,473)	(3,152)	(9,570)	(2,343)	(3,881)	1,001

Equity transactions:
Purchase payments received from contract owners (note 3)	20,195,320	33,849,819	173,855	229,336	37,176	80,664	92,333	6,462
Transfers between funds	(8,013,588)	(1,297,350)	71,013	38,869	(439,126)	412,509	10,834	3,119
Redemptions (note 3)	(5,443,324)	(4,231,736)	(66,286)	(747)	(20,088)	(3,332)	(105)	-
Annuity benefits	(312)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,835)	(2,870)	-	-	-	-	(91)	(70)
Contingent deferred sales charges (note 2)	(23,820)	(15,383)	-	-	-	-	-	-
Adjustments to maintain reserves	(409)	(524)	(9)	(4)	(1)	(1)	(10)	12

Net equity transactions	6,710,032	28,301,956	178,573	267,454	(422,039)	489,840	102,961	9,523

Net change in contract owners’ equity	(966,968)	28,553,775	155,100	264,302	(431,609)	487,497	99,080	10,524
Contract owners’ equity beginning of period	90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

Contract owners’ equity end of period	$89,381,979	$90,348,947	$432,302	$277,202	$155,574	$587,183	$119,599	$20,519

CHANGES IN UNITS:
Beginning units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804
Units purchased	1,945,190	3,356,088	24,194	26,266	50,660	86,857	8,059	791
Units redeemed	(1,430,715)	(1,092,124)	(6,958)	(179)	(91,418)	(38,921)	(284)	(42)

Ending units	7,830,285	7,315,810	44,614	27,378	16,935	57,693	9,328	1,553

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTB		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(164,385)	$37,405	$(751)	$(113)	$(31)	$-	$(7,125)	$-
Realized gain (loss) on investments	(1,681,126)	(2,156,361)	43	(10)	(4)	-	(3,686)	-
Change in unrealized gain (loss) on investments	411,858	893,115	(944)	2	(570)	-	(137,632)	-
Reinvested capital gains	-	-	269	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,433,653)	(1,225,841)	(1,383)	(121)	(605)	-	(148,443)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,514,581	942,993	3,229	(6,503)	-	-	1,728	-
Transfers between funds	(2,591,094)	(8,536,398)	64,788	50,833	-	-	3,345,447	-
Redemptions (note 3)	(17,048,876)	(21,555,981)	(13,255)	(1,088)	-	-	(53,118)	-
Annuity benefits	(7,419)	(9,815)	-	-	(269)	-	-	-
Contract maintenance charges (note 2)	(557,431)	(598,661)	(476)	44	-	-	(145)	-
Contingent deferred sales charges (note 2)	(15,405)	(52,220)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,549)	(3,410)	4	(5)	14,508	-	(92)	-

Net equity transactions	(18,707,193)	(29,813,492)	54,290	43,281	14,239	-	3,293,820	-

Net change in contract owners’ equity	(20,140,846)	(31,039,333)	52,907	43,160	13,634	-	3,145,377	-
Contract owners’ equity beginning of period	119,886,705	150,926,038	43,160	-	-	-	-	-

Contract owners’ equity end of period	$99,745,859	$119,886,705	$96,067	$43,160	$13,634	$-	$3,145,377	$-

CHANGES IN UNITS:
Beginning units	10,327,433	13,156,674	3,270	-	-	-	-	-
Units purchased	2,012,472	1,682,668	4,917	3,239	-	-	114,616	-
Units redeemed	(3,702,707)	(4,511,909)	(824)	31	-	-	(6,198)	-

Ending units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMSRS		OVIGS		OVMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(85)	$(94)	$(200,582)	$(282,873)	$(155,704)	$(42,282)	$300,591	$250,313
Realized gain (loss) on investments	375	387	3,372,110	2,382,359	(145,110)	(8,920)	(317,385)	(652,213)
Change in unrealized gain (loss) on investments	(3,067)	818	(5,503,656)	55,126	(1,400,694)	(546,890)	(116,217)	2,703,540
Reinvested capital gains	1,002	-	1,984,448	-	1,333,620	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,775)	1,111	(347,680)	2,154,612	(367,888)	(569,412)	(133,011)	2,301,640

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	(8)	136,999	93,439	10,697,381	6,962,021	298,668	500,074
Transfers between funds	(3)	2	(457,591)	(1,062,078)	7,715,994	3,757,414	(426,673)	(369,591)
Redemptions (note 3)	-	11	(3,667,655)	(4,762,067)	(916,257)	(160,458)	(2,653,154)	(4,441,931)
Annuity benefits	(826)	(848)	(21,307)	(20,609)	-	-	(10,561)	(11,545)
Contract maintenance charges (note 2)	6	(5)	(4,811)	(7,695)	(73,491)	(6,278)	(15,123)	(16,792)
Contingent deferred sales charges (note 2)	-	-	(1,444)	(11,576)	(3,398)	(842)	(297)	(399)
Adjustments to maintain reserves	51	64	(157)	(479)	(322)	(104)	113	259

Net equity transactions	(774)	(784)	(4,015,966)	(5,771,065)	17,419,907	10,551,753	(2,807,027)	(4,339,925)

Net change in contract owners’ equity	(2,549)	327	(4,363,646)	(3,616,453)	17,052,019	9,982,341	(2,940,038)	(2,038,285)
Contract owners’ equity beginning of period	14,232	13,905	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

Contract owners’ equity end of period	$11,683	$14,232	$21,476,922	$25,840,568	$27,034,360	$9,982,341	$31,174,625	$34,114,663

CHANGES IN UNITS:
Beginning units	-	-	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133
Units purchased	-	-	91,225	84,357	2,181,378	1,171,028	20,148	21,084
Units redeemed	-	-	(253,431)	(336,602)	(330,365)	(63,284)	(109,699)	(163,164)

Ending units	-	-	879,767	1,041,973	2,958,757	1,107,744	1,007,502	1,097,053

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVCAFS		OVB		OVGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$690,573	$1,071,290	$(51,004)	$(130,023)	$(520,018)	$(189,477)
Realized gain (loss) on investments	51	-	(1,915,639)	(1,542,568)	3,677,194	9,121,368	484,619	1,363,370
Change in unrealized gain (loss) on investments	-	-	1,154,055	2,037,038	(9,309,711)	(14,693,530)	(5,502,881)	(4,819,236)
Reinvested capital gains	-	-	-	-	10,174,784	7,482,645	7,276,058	4,465,888

Net increase (decrease) in contract owners’ equity resulting from operations	51	-	(71,011)	1,565,760	4,491,263	1,780,460	1,737,778	820,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	290,616	445,545	1,531,548	1,387,983	15,191,820	11,983,939
Transfers between funds	-	-	(395,865)	245,031	(807,596)	51,744,732	1,829,534	87,111,956
Redemptions (note 3)	-	-	(2,854,259)	(3,655,465)	(16,513,222)	(15,059,185)	(10,235,829)	(6,138,128)
Annuity benefits	-	-	(6,870)	(6,914)	(30,336)	(29,254)	(20,648)	(12,032)
Contract maintenance charges (note 2)	-	-	(10,404)	(11,832)	(50,824)	(48,684)	(6,216)	(4,416)
Contingent deferred sales charges (note 2)	-	-	(282)	(1,296)	(6,344)	(3,448)	(8,746)	(19,741)
Adjustments to maintain reserves	(51)	-	3,611	3,599	13,222	(35,356)	(11,168)	10,730

Net equity transactions	(51)	-	(2,973,453)	(2,981,332)	(15,863,552)	37,956,788	6,738,747	92,932,308

Net change in contract owners’ equity	-	-	(3,044,464)	(1,415,572)	(11,372,289)	39,737,248	8,476,525	93,752,853
Contract owners’ equity beginning of period	-	-	26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348

Contract owners’ equity end of period	$-	$-	$23,388,687	$26,433,151	$144,281,826	$155,654,115	$109,536,726	$101,060,201

CHANGES IN UNITS:
Beginning units	-	-	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473
Units purchased	-	-	126,806	81,580	78,121	1,051,792	923,339	3,666,135
Units redeemed	-	-	(269,276)	(237,318)	(372,549)	(355,089)	(691,575)	(446,130)

Ending units	-	-	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVIG		OVGI		OVGIS		OVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,017	$4,524	$(49,151)	$(63,177)	$(1,839,758)	$(2,244,992)	$(31,558)	$(31,543)
Realized gain (loss) on investments	(40,396)	1,046	1,125,457	293,555	19,660,940	15,958,612	162,137	1,082,513
Change in unrealized gain (loss) on investments	(12,510)	(76,504)	(2,718,565)	692,655	(45,806,517)	(43,059)	(1,807,300)	(1,450,421)
Reinvested capital gains	69,557	14,398	1,935,780	254,435	31,120,729	4,553,688	1,148,716	1,171,536

Net increase (decrease) in contract owners’ equity resulting from operations	23,668	(56,536)	293,521	1,177,468	3,135,394	18,224,249	(528,005)	772,085

Equity transactions:
Purchase payments received from contract owners (note 3)	215,270	373,177	442,594	544,358	9,461,948	12,954,557	200,425	337,540
Transfers between funds	(348,686)	11,464	(1,011,278)	953,399	(1,540,982)	(15,747,416)	(25,536)	324,042
Redemptions (note 3)	(103,162)	(12,832)	(1,771,374)	(1,454,675)	(28,190,021)	(34,086,063)	(1,163,662)	(1,043,831)
Annuity benefits	-	-	(3,125)	(3,725)	(5,177)	(5,095)	(692)	(669)
Contract maintenance charges (note 2)	(918)	(265)	(6,911)	(6,897)	(1,038,665)	(1,036,731)	(2,005)	(1,961)
Contingent deferred sales charges (note 2)	-	-	(4,960)	(1,713)	(82,848)	(98,297)	(2,793)	(2,019)
Adjustments to maintain reserves	(8)	(12)	(93)	(10,330)	(973)	(1,290)	(37)	(86)

Net equity transactions	(237,504)	371,532	(2,355,147)	20,417	(21,396,718)	(38,020,335)	(994,300)	(386,984)

Net change in contract owners’ equity	(213,836)	314,996	(2,061,626)	1,197,885	(18,261,324)	(19,796,086)	(1,522,305)	385,101
Contract owners’ equity beginning of period	811,521	496,525	13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220

Contract owners’ equity end of period	$597,685	$811,521	$11,791,184	$13,852,810	$196,109,846	$214,371,170	$6,746,016	$8,268,321

CHANGES IN UNITS:
Beginning units	76,193	43,039	925,786	921,054	9,304,134	11,093,728	484,310	510,359
Units purchased	24,717	34,953	87,750	137,715	1,661,080	1,896,143	104,262	240,583
Units redeemed	(46,497)	(1,799)	(238,989)	(132,983)	(2,580,558)	(3,685,737)	(162,985)	(266,632)

Ending units	54,413	76,193	774,547	925,786	8,384,656	9,304,134	425,587	484,310

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		OVAG		OVSB		OVSBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(898,129)	$(749,312)	$(139,530)	$(131,790)	$108,918	$43,588	$371,265	$235,799
Realized gain (loss) on investments	5,284,357	9,451,915	634,539	1,226,176	(104,762)	(14,474)	(104,041)	(64,183)
Change in unrealized gain (loss) on investments	(25,476,705)	(11,650,160)	(1,013,132)	(743,028)	(109,521)	(9,212)	(669,600)	(66,706)
Reinvested capital gains	13,881,347	11,048,196	959,115	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,209,130)	8,100,639	440,992	351,358	(105,365)	19,902	(402,376)	104,910

Equity transactions:
Purchase payments received from contract owners (note 3)	11,366,342	13,614,598	269,190	189,953	120,735	22,619	231,386	836,894
Transfers between funds	933,541	4,314,450	2,026,212	(1,015,881)	1,399,379	182,256	1,270,306	56,748
Redemptions (note 3)	(6,724,574)	(7,012,842)	(1,573,557)	(1,407,784)	(874,865)	(146,874)	(940,469)	(1,430,636)
Annuity benefits	(9,525)	(9,211)	(123)	(115)	-	-	(134)	(118)
Contract maintenance charges (note 2)	(357,780)	(286,029)	(5,332)	(5,717)	(312)	(265)	(724)	(707)
Contingent deferred sales charges (note 2)	(40,007)	(37,426)	(3,715)	(400)	(2,840)	-	(944)	(1,590)
Adjustments to maintain reserves	(676)	(791)	(858)	(92)	(58)	(49)	(220)	(255)

Net equity transactions	5,167,321	10,582,749	711,817	(2,240,036)	642,039	57,687	559,201	(539,664)

Net change in contract owners’ equity	(2,041,809)	18,683,388	1,152,809	(1,888,678)	536,674	77,589	156,825	(434,754)
Contract owners’ equity beginning of period	92,760,669	74,077,281	9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688

Contract owners’ equity end of period	$90,718,860	$92,760,669	$10,612,710	$9,459,901	$1,868,234	$1,331,560	$9,324,759	$9,167,934

CHANGES IN UNITS:
Beginning units	2,686,320	2,350,049	1,096,038	1,372,859	131,093	125,275	911,480	963,727
Units purchased	975,630	1,177,642	331,793	147,517	167,424	46,785	241,713	248,229
Units redeemed	(816,614)	(841,371)	(259,538)	(424,338)	(107,846)	(40,967)	(188,959)	(300,476)

Ending units	2,845,336	2,686,320	1,168,293	1,096,038	190,671	131,093	964,234	911,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAD		PMVFAD		PMVLAD		PMVTRD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$706,395	$1,754,677	$(32,894)	$123,986	$7,680,320	$(2,092,829)	$10,519,321	$1,623,953
Realized gain (loss) on investments	(1,090,486)	(243,935)	(708,690)	(689,073)	1,213,506	452,161	210,970	(185,097)
Change in unrealized gain (loss) on investments	(4,686,578)	(2,318,907)	(1,156,584)	577,148	(14,521,666)	(1,715,394)	(18,087,780)	5,790,508
Reinvested capital gains	-	-	55,761	65,496	-	-	3,336,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,070,669)	(808,165)	(1,842,407)	77,557	(5,627,840)	(3,356,062)	(4,020,634)	7,229,364

Equity transactions:
Purchase payments received from contract owners (note 3)	4,877,158	11,450,371	1,159,017	2,702,222	47,025,228	58,131,374	38,352,522	46,968,008
Transfers between funds	(4,908,429)	(4,490,894)	549,962	(8,604,318)	7,268,679	(335,022)	(1,298,611)	(8,333,930)
Redemptions (note 3)	(3,440,268)	(3,712,342)	(1,903,574)	(1,815,231)	(32,216,157)	(32,000,080)	(17,981,937)	(15,241,287)
Annuity benefits	(1,632)	-	-	-	(1,884)	(1,970)	(189)	-
Contract maintenance charges (note 2)	(1,585)	(1,669)	(931)	(1,651)	(3,282,990)	(2,830,857)	(1,901,104)	(1,710,823)
Contingent deferred sales charges (note 2)	(6,097)	(28,652)	(7,824)	(15,365)	(171,545)	(146,538)	(146,024)	(107,473)
Adjustments to maintain reserves	(320)	(424)	(1,855)	(341)	(20,399)	(11,543)	(41,332)	(20,309)

Net equity transactions	(3,481,173)	3,216,390	(205,205)	(7,734,684)	18,600,932	22,805,364	16,983,325	21,554,186

Net change in contract owners’ equity	(8,551,842)	2,408,225	(2,047,612)	(7,657,127)	12,973,092	19,449,302	12,962,691	28,783,550
Contract owners’ equity beginning of period	50,089,678	47,681,453	22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393

Contract owners’ equity end of period	$41,537,836	$50,089,678	$20,050,860	$22,098,472	$417,366,077	$404,392,985	$311,213,634	$298,250,943

CHANGES IN UNITS:
Beginning units	4,859,868	4,567,870	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951
Units purchased	762,621	1,481,909	381,146	378,358	10,009,185	10,750,114	8,165,078	7,367,057
Units redeemed	(1,114,826)	(1,189,911)	(395,662)	(986,353)	(8,415,160)	(8,802,946)	(6,579,781)	(5,299,053)

Ending units	4,507,663	4,859,868	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSD		PMVEBD		PMVHYD		PVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,048	$(47)	$159,478	$71,316	$4,913	$10,216	$7,724	$(4,207)
Realized gain (loss) on investments	(9,777)	50	(259,638)	(37,417)	(8,567)	2,309	117,392	234,451
Change in unrealized gain (loss) on investments	(15,353)	(23,381)	(69,158)	(434,150)	(3,864)	(1,009)	(325,487)	(2,759)
Reinvested capital gains	-	-	24,197	93,809	1,364	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,082)	(23,378)	(145,121)	(306,442)	(6,154)	11,516	(200,371)	227,485

Equity transactions:
Purchase payments received from contract owners (note 3)	13,965	83,335	1,965,116	2,318,658	46,998	483,128	16,377	738
Transfers between funds	9,836	1,178	(1,518,989)	3,005,542	(26,452)	(417,622)	(141,897)	(64,931)
Redemptions (note 3)	(18,121)	-	(458,755)	(225,833)	(1,200)	(4,437)	(192,198)	(492,688)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(175)	(52)	-	-	(321)	(400)
Contingent deferred sales charges (note 2)	-	-	(7,352)	(7,869)	-	-	(110)	(212)
Adjustments to maintain reserves	(3)	(3)	(1,317)	(729)	(86)	(35)	(106)	(128)

Net equity transactions	5,677	84,510	(21,472)	5,089,717	19,260	61,034	(318,255)	(557,621)

Net change in contract owners’ equity	(16,405)	61,132	(166,593)	4,783,275	13,106	72,550	(518,626)	(330,136)
Contract owners’ equity beginning of period	79,854	18,722	4,790,708	7,433	72,550	-	2,483,981	2,814,117

Contract owners’ equity end of period	$63,449	$79,854	$4,624,115	$4,790,708	$85,656	$72,550	$1,965,355	$2,483,981

CHANGES IN UNITS:
Beginning units	11,020	2,094	525,844	807	6,985	-	120,962	149,244
Units purchased	4,314	9,003	310,693	641,160	46,110	86,698	2,110	5,687
Units redeemed	(3,506)	(77)	(307,223)	(116,123)	(44,676)	(79,713)	(18,132)	(33,969)

Ending units	11,828	11,020	529,314	525,844	8,419	6,985	104,940	120,962

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVTIGB		PVTVB		ACEG2		VYDS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(658)	$(1,739)	$(3,073)	$(13,854)	$(82,981)	$(97,183)	$(3,045)	$(1,869)
Realized gain (loss) on investments	(368)	(14,098)	279,336	167,838	714,644	817,744	54,505	10,447
Change in unrealized gain (loss) on investments	2,120	(8,853)	(645,950)	(29,688)	(505,095)	(371,157)	(117,441)	33,063
Reinvested capital gains	-	-	285,355	45,811	29,018	-	48,566	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,094	(24,690)	(84,332)	170,107	155,586	349,404	(17,415)	41,641

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	13,335	181	42,442	79,593	20	4,912
Transfers between funds	(20,941)	-	(660,027)	150,572	20,816	(550,404)	(73,395)	(6,318)
Redemptions (note 3)	(31,525)	(48,900)	(301,800)	(256,208)	(933,729)	(945,169)	(27,873)	(28,824)
Annuity benefits	-	-	-	-	(199)	(195)	-	-
Contract maintenance charges (note 2)	(24)	(28)	(241)	(298)	(1,488)	(1,642)	(72)	(93)
Contingent deferred sales charges (note 2)	(48)	-	(30)	(56)	(256)	(1,166)	-	-
Adjustments to maintain reserves	(4)	(79)	(114)	(62)	(251)	(242)	8	(21)

Net equity transactions	(52,542)	(49,007)	(948,877)	(105,871)	(872,665)	(1,419,225)	(101,312)	(30,344)

Net change in contract owners’ equity	(51,448)	(73,697)	(1,033,209)	64,236	(717,079)	(1,069,821)	(118,727)	11,297
Contract owners’ equity beginning of period	262,993	336,690	2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302

Contract owners’ equity end of period	$211,545	$262,993	$1,160,971	$2,194,180	$5,438,964	$6,156,043	$378,872	$497,599

CHANGES IN UNITS:
Beginning units	14,651	17,177	96,479	100,705	435,498	544,932	23,756	25,251
Units purchased	-	-	3,305	27,371	138,048	165,593	1	262
Units redeemed	(2,664)	(2,526)	(44,721)	(31,597)	(201,089)	(275,027)	(4,877)	(1,757)

Ending units	11,987	14,651	55,063	96,479	372,457	435,498	18,880	23,756

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCSC		RVARS		TRBCG2		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,039	$(424)	$(145,427)	$(140,188)	$-	$-	$(4,356,891)	$(2,609,825)
Realized gain (loss) on investments	(8,755)	1,001	285,134	55,220	5	-	23,408,737	13,148,772
Change in unrealized gain (loss) on investments	(101,092)	(25,979)	(135,026)	568,126	-	-	(18,326,044)	17,828,289
Reinvested capital gains	68,603	40,764	-	-	-	-	21,738,017	15,911,115

Net increase (decrease) in contract owners’ equity resulting from operations	(40,205)	15,362	4,681	483,158	5	-	22,463,819	44,278,351

Equity transactions:
Purchase payments received from contract owners (note 3)	5,000	277,355	4,180,702	5,977,812	2,665	-	54,103,497	40,898,936
Transfers between funds	24,692	(2,304)	(1,618,847)	5,029,872	(3,051)	-	14,145,514	11,515,638
Redemptions (note 3)	(54,510)	(5,912)	(1,236,323)	(549,979)	388	-	(25,068,663)	(13,142,149)
Annuity benefits	-	-	(881)	-	-	-	(973)	-
Contract maintenance charges (note 2)	(161)	(209)	(1,141)	(612)	(1)	-	(21,347)	(14,836)
Contingent deferred sales charges (note 2)	-	-	(23,627)	(3,397)	-	-	(90,672)	(53,759)
Adjustments to maintain reserves	(1)	(15)	(163)	(194)	(6)	-	(720)	(2,244)

Net equity transactions	(24,980)	268,915	1,299,720	10,453,502	(5)	-	43,066,636	39,201,586

Net change in contract owners’ equity	(65,185)	284,277	1,304,401	10,936,660	-	-	65,530,455	83,479,937
Contract owners’ equity beginning of period	352,960	68,683	14,238,125	3,301,465	-	-	223,976,343	140,496,406

Contract owners’ equity end of period	$287,775	$352,960	$15,542,526	$14,238,125	$-	$-	$289,506,798	$223,976,343

CHANGES IN UNITS:
Beginning units	27,191	5,442	1,396,728	333,972	-	-	7,927,446	6,412,668
Units purchased	3,647	22,707	737,272	1,386,820	-	-	5,073,149	4,551,786
Units redeemed	(5,599)	(958)	(611,825)	(324,064)	-	-	(3,739,992)	(3,037,008)

Ending units	25,239	27,191	1,522,175	1,396,728	-	-	9,260,603	7,927,446

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHAS		VWBF		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(454,359)	$(551,330)	$494,380	$440,865	$(167,960)	$(212,088)	$(394,546)	$(647,815)
Realized gain (loss) on investments	(5,767,765)	1,362,544	(381,735)	(478,344)	1,063,071	495,716	(2,558,732)	255,261
Change in unrealized gain (loss) on investments	(5,868,582)	(8,381,140)	(1,517,915)	(757,670)	(5,447,022)	(3,916,514)	(7,295,214)	(8,642,585)
Reinvested capital gains	-	-	-	953,451	1,233,628	3,221,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,090,706)	(7,569,926)	(1,405,270)	158,302	(3,318,283)	(411,396)	(10,248,492)	(9,035,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,614,167	8,132,373	48,722	87,743	304,119	182,158	-	1,654
Transfers between funds	796,674	1,354,420	(91,496)	(347,872)	(1,074,947)	(1,194,747)	(3,232,804)	(3,239,599)
Redemptions (note 3)	(2,680,616)	(2,827,930)	(930,019)	(1,105,514)	(2,358,057)	(2,683,916)	(3,748,156)	(5,142,569)
Annuity benefits	(699)	-	(3,749)	(3,631)	(2,931)	(8,757)	(1,487)	(5,587)
Contract maintenance charges (note 2)	(1,823)	(2,367)	(3,766)	(4,574)	(8,036)	(9,470)	(10,402)	(14,401)
Contingent deferred sales charges (note 2)	(34,393)	(17,512)	(15)	(25)	(2,261)	(1,367)	(3,373)	(22,093)
Adjustments to maintain reserves	(713)	(623)	516	1,009	13	171	(192)	243

Net equity transactions	2,692,597	6,638,361	(979,807)	(1,372,864)	(3,142,100)	(3,715,928)	(6,996,414)	(8,422,352)

Net change in contract owners’ equity	(9,398,109)	(931,565)	(2,385,077)	(1,214,562)	(6,460,383)	(4,127,324)	(17,244,906)	(17,457,491)
Contract owners’ equity beginning of period	29,517,875	30,449,440	10,385,923	11,600,485	24,222,086	28,349,410	34,889,967	52,347,458

Contract owners’ equity end of period	$20,119,766	$29,517,875	$8,000,846	$10,385,923	$17,761,703	$24,222,086	$17,645,061	$34,889,967

CHANGES IN UNITS:
Beginning units	3,558,339	2,913,519	435,528	489,626	937,328	1,077,764	1,659,729	2,044,581
Units purchased	2,798,729	2,752,399	8,198	78,040	130,104	65,113	49,759	55,952
Units redeemed	(2,645,367)	(2,107,579)	(52,333)	(132,138)	(257,557)	(205,549)	(562,359)	(440,804)

Ending units	3,711,701	3,558,339	391,393	435,528	809,875	937,328	1,147,129	1,659,729

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMAV		WRPMCV		WRPMMV		WRASP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(37,291)	$65,599	$(7,905)	$3,116	$(24,719)	$13,847	$(3,357,534)	$(2,906,518)
Realized gain (loss) on investments	7,893	18,922	9,652	837	8,602	15,893	1,006,936	2,907,294
Change in unrealized gain (loss) on investments	(132,356)	(186,432)	(49,844)	(16,159)	(56,479)	(36,009)	(67,578,255)	(48,329,041)
Reinvested capital gains	-	305,249	4,728	35,438	-	126,331	43,675,279	30,873,775

Net increase (decrease) in contract owners’ equity resulting from operations	(161,754)	203,338	(43,369)	23,232	(72,596)	120,062	(26,253,574)	(17,454,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,356	5,180,882	1,377,447	393,057	1,621,690	2,706,999	38,379,376	81,953,649
Transfers between funds	(52,076)	151,254	1,741	634	(955)	(58,085)	(20,241,717)	(8,710,411)
Redemptions (note 3)	(218,728)	(165,892)	(165,861)	(7,412)	(89,762)	(148,035)	(21,375,120)	(17,710,990)
Annuity benefits	-	-	-	-	-	-	(5,936)	(1,153)
Contract maintenance charges (note 2)	(56,604)	(14,916)	(9,476)	(6,612)	(43,903)	(18,473)	(9,980)	(9,821)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(106,941)	(97,348)
Adjustments to maintain reserves	2	(20)	(18)	(16)	(9)	(3)	(67)	(199)

Net equity transactions	2,975,950	5,151,308	1,203,833	379,651	1,487,061	2,482,403	(3,360,385)	55,423,727

Net change in contract owners’ equity	2,814,196	5,354,646	1,160,464	402,883	1,414,465	2,602,465	(29,613,959)	37,969,237
Contract owners’ equity beginning of period	7,144,816	1,790,170	1,205,387	802,504	4,992,354	2,389,889	261,533,387	223,564,150

Contract owners’ equity end of period	$9,959,012	$7,144,816	$2,365,851	$1,205,387	$6,406,819	$4,992,354	$231,919,428	$261,533,387

CHANGES IN UNITS:
Beginning units	637,519	165,259	110,570	75,534	449,506	222,311	16,864,654	13,405,643
Units purchased	290,467	489,375	131,124	36,344	151,133	251,203	3,223,565	6,409,700
Units redeemed	(29,217)	(17,115)	(22,688)	(1,308)	(18,797)	(24,008)	(3,483,204)	(2,950,689)

Ending units	898,769	637,519	219,006	110,570	581,842	449,506	16,605,015	16,864,654

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRHIP		WRMCG		WRPAP		WRPCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,611,395	$3,283,385	$(1,005,980)	$(746,740)	$1,056	$(30)	$25,008	$20,736
Realized gain (loss) on investments	(2,029,241)	797,564	752,172	432,323	(113)	(8)	32,351	17,696
Change in unrealized gain (loss) on investments	(10,865,936)	(4,957,742)	(9,500,860)	686,121	(5,700)	325	(277,790)	(132,541)
Reinvested capital gains	1,049,199	723,263	4,853,274	2,685,829	4,592	210	214,625	185,753

Net increase (decrease) in contract owners’ equity resulting from operations	(7,234,583)	(153,530)	(4,901,394)	3,057,533	(165)	497	(5,806)	91,644

Equity transactions:
Purchase payments received from contract owners (note 3)	17,287,872	27,723,356	12,759,973	19,349,542	-	40,747	658,538	160,967
Transfers between funds	(15,057,872)	(10,227,347)	1,693,381	1,867,409	3,666	(84)	302,282	485,769
Redemptions (note 3)	(7,372,222)	(6,842,424)	(3,257,627)	(2,639,675)	-	-	(741,112)	(378,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,893)	(4,201)	(182,453)	(138,990)	-	-	(21,103)	(17,628)
Contingent deferred sales charges (note 2)	(32,221)	(28,916)	(15,201)	(17,200)	-	-	-	-
Adjustments to maintain reserves	(591)	(636)	(556)	(532)	(13)	2	6	(20)

Net equity transactions	(5,178,927)	10,619,832	10,997,517	18,420,554	3,653	40,665	198,611	250,162

Net change in contract owners’ equity	(12,413,510)	10,466,302	6,096,123	21,478,087	3,488	41,162	192,805	341,806
Contract owners’ equity beginning of period	92,712,517	82,246,215	57,044,940	35,566,853	41,162	-	3,211,436	2,869,630

Contract owners’ equity end of period	$80,299,007	$92,712,517	$63,141,063	$57,044,940	$44,650	$41,162	$3,404,241	$3,211,436

CHANGES IN UNITS:
Beginning units	7,890,294	7,007,963	4,185,462	2,767,879	3,358	-	234,969	216,208
Units purchased	3,786,932	6,369,257	1,599,854	2,058,847	357	3,366	69,411	50,280
Units redeemed	(4,235,584)	(5,486,926)	(785,083)	(641,264)	(67)	(8)	(55,381)	(31,519)

Ending units	7,441,642	7,890,294	5,000,233	4,185,462	3,648	3,358	248,999	234,969

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMP		WRPMAP		WRPMCP		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$405,749	$189,825	$951,111	$319,229	$82,599	$43,931	$(548)	$(561)
Realized gain (loss) on investments	293,778	137,922	318,395	202,093	17,406	97,232	1,185	4,627
Change in unrealized gain (loss) on investments	(3,250,176)	(1,336,423)	(5,684,191)	(1,934,557)	(693,263)	(369,643)	(7,406)	(9,455)
Reinvested capital gains	2,547,182	2,141,346	4,265,020	3,495,394	592,957	482,098	5,707	4,980

Net increase (decrease) in contract owners’ equity resulting from operations	(3,467)	1,132,670	(149,665)	2,082,159	(301)	253,618	(1,062)	(409)

Equity transactions:
Purchase payments received from contract owners (note 3)	896,699	1,894,014	3,320,859	4,106,864	352,684	505,598	-	(3,201)
Transfers between funds	(623,500)	(79,870)	(451,619)	244,666	(63,225)	(217,252)	-	(2,043)
Redemptions (note 3)	(1,079,252)	(491,430)	(2,645,228)	(2,207,112)	(321,809)	(432,775)	-	-
Annuity benefits	-	-	-	-	-	-	(2,130)	(3,215)
Contract maintenance charges (note 2)	(209,063)	(184,917)	(329,227)	(293,435)	(49,158)	(45,827)	-	26
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(32)	(24)	(18)	(37)	26	(47)	76	79

Net equity transactions	(1,015,148)	1,137,773	(105,233)	1,850,946	(81,482)	(190,303)	(2,054)	(8,354)

Net change in contract owners’ equity	(1,018,615)	2,270,443	(254,898)	3,933,105	(81,783)	63,315	(3,116)	(8,763)
Contract owners’ equity beginning of period	32,040,936	29,770,493	51,389,608	47,456,503	7,582,097	7,518,782	39,584	48,347

Contract owners’ equity end of period	$31,022,321	$32,040,936	$51,134,710	$51,389,608	$7,500,314	$7,582,097	$36,468	$39,584

CHANGES IN UNITS:
Beginning units	2,132,566	2,057,057	3,277,315	3,153,289	526,562	540,241	-	74
Units purchased	60,829	134,184	231,456	296,351	24,267	36,119	-	-
Units redeemed	(126,779)	(58,675)	(236,549)	(172,325)	(29,540)	(49,798)	-	(74)

Ending units	2,066,616	2,132,566	3,272,222	3,277,315	521,289	526,562	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,527)	$(3,941)	$(1,207,719)	$(928,095)	$(49)	$(59)	$114	$347
Realized gain (loss) on investments	15,355	38,164	5,174,714	1,529,867	1,830	534	272	204
Change in unrealized gain (loss) on investments	(55,323)	(7,372)	(17,756,198)	(8,101,898)	(2,371)	(148)	(3,805)	12,130
Reinvested capital gains	31,081	-	9,358,055	5,602,650	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,414)	26,851	(4,431,148)	(1,897,476)	(590)	327	(3,419)	12,681

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	2,053	14,891,343	11,815,813	-	-	-	-
Transfers between funds	(7)	258	2,632,330	4,156,681	294	508	-	-
Redemptions (note 3)	8	(1,847)	(6,143,161)	(4,066,556)	(6,988)	(1,180)	-	-
Annuity benefits	(24,683)	(25,047)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(495)	(249,930)	(225,573)	-	-	-	-
Contingent deferred sales charges (note 2)	7	-	(48,357)	(47,801)	-	-	-	-
Adjustments to maintain reserves	(806)	(1,273)	(670)	(879)	6	(14)	(1)	(2)

Net equity transactions	(25,489)	(26,351)	11,081,555	11,631,685	(6,688)	(686)	(1)	(2)

Net change in contract owners’ equity	(37,903)	500	6,650,407	9,734,209	(7,278)	(359)	(3,420)	12,679
Contract owners’ equity beginning of period	305,399	304,899	67,222,496	57,488,287	7,278	7,637	309,073	296,394

Contract owners’ equity end of period	$267,496	$305,399	$73,872,903	$67,222,496	$-	$7,278	$305,653	$309,073

CHANGES IN UNITS:
Beginning units	-	-	2,922,620	2,411,352	631	684	21,348	21,348
Units purchased	-	-	2,078,290	1,307,575	55	91	-	-
Units redeemed	-	-	(1,639,975)	(796,307)	(686)	(144)	-	-

Ending units	-	-	3,360,935	2,922,620	-	631	21,348	21,348

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVOG2		OVGS3		OVGS4		HVIE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(549)	$(680)	$-	$(245,377)	$-	$(434,427)	$241,398	$96,343
Realized gain (loss) on investments	3,838	4,407	-	15,576,515	-	20,487,298	(2,010,252)	274,761
Change in unrealized gain (loss) on investments	(8,680)	(11,359)	-	(15,474,133)	-	(20,382,840)	(937,336)	(1,659,296)
Reinvested capital gains	5,803	8,453	-	-	-	-	3,144,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	412	821	-	(142,995)	-	(329,969)	437,999	(1,288,192)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	852,679	-	6,316,848	52,065	1,985,325
Transfers between funds	-	-	-	(55,681,612)	-	(90,195,413)	(15,189,041)	328,939
Redemptions (note 3)	(11,258)	(10,294)	-	(2,826,690)	-	(3,680,694)	(78,992)	(524,132)
Annuity benefits	-	-	-	(4,144)	-	(5,923)	-	-
Contract maintenance charges (note 2)	(3)	(3)	-	(6,874)	-	(2,176)	(17,624)	(116,720)
Contingent deferred sales charges (note 2)	-	-	-	(2,590)	-	(31,099)	(1,168)	(6,140)
Adjustments to maintain reserves	2	(23)	-	39,858	-	(12,179)	(48)	(336)

Net equity transactions	(11,259)	(10,320)	-	(57,629,373)	-	(87,610,636)	(15,234,808)	1,666,936

Net change in contract owners’ equity	(10,847)	(9,499)	-	(57,772,368)	-	(87,940,605)	(14,796,809)	378,744
Contract owners’ equity beginning of period	43,856	53,355	-	57,772,368	-	87,940,605	14,796,809	14,418,065

Contract owners’ equity end of period	$33,009	$43,856	$-	$-	$-	$-	$-	$14,796,809

CHANGES IN UNITS:
Beginning units	2,235	2,784	-	1,979,986	-	4,545,894	1,319,092	1,179,976
Units purchased	-	-	-	45,128	-	456,125	86,903	330,856
Units redeemed	(555)	(549)	-	(2,025,114)	-	(5,002,019)	(1,405,995)	(191,740)

Ending units	1,680	2,235	-	-	-	-	-	1,319,092

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		TIF3		FTVGI3		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(88,146)	$-	$(351,871)	$-	$(631,228)	$12,546	$(94,240)
Realized gain (loss) on investments	-	1,300,629	-	28,423,031	-	5,000,151	1,818,159	608,640
Change in unrealized gain (loss) on investments	-	(1,827,193)	-	(27,292,100)	-	(3,834,961)	(2,402,104)	(265,392)
Reinvested capital gains	-	-	-	-	-	-	642,774	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	-	(614,710)	-	779,060	-	533,962	71,375	681,024

Equity transactions:
Purchase payments received from contract owners (note 3)	-	69,766	-	84,896	-	5,235,160	909	139,338
Transfers between funds	-	(17,607,611)	-	(68,961,905)	-	(127,678,702)	(7,243,071)	(258,019)
Redemptions (note 3)	-	(950,175)	-	(2,791,809)	-	(5,633,042)	(399,884)	(1,303,313)
Annuity benefits	-	-	-	(957)	-	(5,400)	-	-
Contract maintenance charges (note 2)	-	(819)	-	(72,532)	-	(3,268)	(142)	(754)
Contingent deferred sales charges (note 2)	-	(5,398)	-	(9,713)	-	(6,254)	(4)	(274)
Adjustments to maintain reserves	-	(155)	-	(4,254)	-	(24,689)	(66)	(185)

Net equity transactions	-	(18,494,392)	-	(71,756,274)	-	(128,116,195)	(7,642,258)	(1,423,207)

Net change in contract owners’ equity	-	(19,109,102)	-	(70,977,214)	-	(127,582,233)	(7,570,883)	(742,183)
Contract owners’ equity beginning of period	-	19,109,102	-	70,977,214	-	127,582,233	7,570,883	8,313,066

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$7,570,883

CHANGES IN UNITS:
Beginning units	-	1,142,861	-	3,996,862	-	7,038,230	315,243	379,071
Units purchased	-	55,928	-	98,810	-	478,243	1,132	13,735
Units redeemed	-	(1,198,789)	-	(4,095,672)	-	(7,516,473)	(316,375)	(77,563)

Ending units	-	-	-	-	-	-	-	315,243

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIPR		HIBF3		GEM3		GEM6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(31,823)	$751,120	$-	$1,546,155	$-	$5,227	$-	$(51,015)
Realized gain (loss) on investments	(381,077)	324,100	-	(951,779)	-	1,272,494	-	2,115,256
Change in unrealized gain (loss) on investments	1,113,929	(1,049,973)	-	1,851,623	-	(1,864,675)	-	(4,053,704)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,029	25,247	-	2,445,999	-	(586,954)	-	(1,989,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,404	698,374	-	2,286,386	-	97,040	-	3,367,255
Transfers between funds	(16,865,441)	(791,762)	-	(88,810,512)	-	(15,382,068)	-	(56,134,641)
Redemptions (note 3)	(917,293)	(2,279,510)	-	(3,570,333)	-	(591,484)	-	(1,426,913)
Annuity benefits	(31)	(96)	-	-	-	(671)	-	(736)
Contract maintenance charges (note 2)	(1,488)	(4,683)	-	(1,803)	-	(2,489)	-	(1,793)
Contingent deferred sales charges (note 2)	(479)	(3,376)	-	(5,419)	-	(879)	-	(6,907)
Adjustments to maintain reserves	(103)	(88)	-	(209)	-	(15,941)	-	(1,239)

Net equity transactions	(17,607,431)	(2,381,141)	-	(90,101,890)	-	(15,896,492)	-	(54,204,974)

Net change in contract owners’ equity	(16,906,402)	(2,355,894)	-	(87,655,891)	-	(16,483,446)	-	(56,194,437)
Contract owners’ equity beginning of period	16,906,402	19,262,296	-	87,655,891	-	16,483,446	-	56,194,437

Contract owners’ equity end of period	$-	$16,906,402	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	1,207,106	1,373,290	-	5,499,724	-	656,098	-	2,953,153
Units purchased	86,979	205,754	-	558,034	-	10,408	-	362,766
Units redeemed	(1,294,085)	(371,938)	-	(6,057,758)	-	(666,506)	-	(3,315,919)

Ending units	-	1,207,106	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG3		FOPR		FO2R		NVMIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$396,342	$(102,020)	$(6,109)	$(432,836)	$(329,488)	$-	$242,477
Realized gain (loss) on investments	-	7,325,305	1,869,206	(434,834)	19,532,138	3,627,784	-	12,361,169
Change in unrealized gain (loss) on investments	-	(7,368,866)	278,657	(2,047,133)	(11,898,863)	(11,707,956)	-	(12,399,149)
Reinvested capital gains	-	-	-	6,795	-	20,699	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	352,781	2,045,843	(2,481,281)	7,200,439	(8,388,961)	-	204,497

Equity transactions:
Purchase payments received from contract owners (note 3)	-	77,060	148,169	1,106,785	2,825,384	10,825,799	-	133,524
Transfers between funds	-	(23,984,407)	(24,578,018)	121,444	(87,542,558)	2,183,179	-	(34,085,541)
Redemptions (note 3)	-	(807,349)	(864,098)	(3,117,603)	(2,245,462)	(7,633,049)	-	(1,133,441)
Annuity benefits	-	(1,566)	(125)	(927)	(585)	(1,233)	-	(2,558)
Contract maintenance charges (note 2)	-	(3,224)	(2,561)	(7,717)	(145,317)	(425,954)	-	(4,958)
Contingent deferred sales charges (note 2)	-	(1,026)	(1,278)	(2,888)	(6,303)	(43,369)	-	(413)
Adjustments to maintain reserves	-	(20,113)	(2,907)	(12,821)	(2,959)	(894)	-	(4,002)

Net equity transactions	-	(24,740,625)	(25,300,818)	(1,913,727)	(87,117,800)	4,904,479	-	(35,097,389)

Net change in contract owners’ equity	-	(24,387,844)	(23,254,975)	(4,395,008)	(79,917,361)	(3,484,482)	-	(34,892,892)
Contract owners’ equity beginning of period	-	24,387,844	23,254,975	27,649,983	79,917,361	83,401,843	-	34,892,892

Contract owners’ equity end of period	$-	$-	$-	$23,254,975	$-	$79,917,361	$-	$-

CHANGES IN UNITS:
Beginning units	-	1,095,402	1,359,984	1,465,832	5,519,852	5,200,723	-	3,088,532
Units purchased	-	14,590	20,367	129,365	578,458	1,479,985	-	20,892
Units redeemed	-	(1,109,992)	(1,380,351)	(235,213)	(6,098,310)	(1,160,856)	-	(3,109,424)

Ending units	-	-	-	1,359,984	-	5,519,852	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV3		GVDIV6		AMTG		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$96,994	$-	$1,226,031	$(171)	$(200)	$(46,147)	$(56,631)
Realized gain (loss) on investments	-	730,786	-	12,666,771	4,396	837	(258,195)	613,293
Change in unrealized gain (loss) on investments	-	(880,426)	-	(14,646,375)	(3,500)	92	(251,931)	(878,023)
Reinvested capital gains	-	-	-	-	-	-	514,444	316,299

Net increase (decrease) in contract owners’ equity resulting from operations	-	(52,646)	-	(753,573)	725	729	(41,829)	(5,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	48,054	-	1,287,067	(2)	49	31,136	94,063
Transfers between funds	-	(4,935,732)	-	(65,679,945)	2	46	(3,248,930)	(202,313)
Redemptions (note 3)	-	(214,211)	-	(1,648,384)	-	-	(433,386)	(519,680)
Annuity benefits	-	-	-	-	(3,062)	(3,106)	-	-
Contract maintenance charges (note 2)	-	(617)	-	(127,815)	-	(95)	(949)	(1,191)
Contingent deferred sales charges (note 2)	-	(236)	-	(8,552)	-	-	(32)	(2,601)
Adjustments to maintain reserves	-	(19)	-	(14,613)	(12,612)	1,896	(121)	(187)

Net equity transactions	-	(5,102,761)	-	(66,192,242)	(15,674)	(1,210)	(3,652,282)	(631,909)

Net change in contract owners’ equity	-	(5,155,407)	-	(66,945,815)	(14,949)	(481)	(3,694,111)	(636,971)
Contract owners’ equity beginning of period	-	5,155,407	-	66,945,815	14,949	15,430	3,694,111	4,331,082

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$14,949	$-	$3,694,111

CHANGES IN UNITS:
Beginning units	-	284,346	-	5,533,991	-	-	186,362	223,324
Units purchased	-	6,864	-	242,823	-	-	64,722	67,741
Units redeemed	-	(291,210)	-	(5,776,814)	-	-	(251,084)	(104,703)

Ending units	-	-	-	-	-	-	-	186,362

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVVS1
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(9)
Realized gain (loss) on investments	-	75
Change in unrealized gain (loss) on investments	-	(440)
Reinvested capital gains	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	-	(78)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(2,607)

Net equity transactions	-	(2,607)

Net change in contract owners’ equity	-	(2,685)
Contract owners’ equity beginning of period	-	2,685

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	-
Units redeemed	-	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

HUNTINGTON TRUST COMPANY

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)*

Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destinantion Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%	0.10%
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.50%(54)	0.50%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65%(70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Charge			1.50%(61)	1.50%(61)			1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-		0.40%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)(71)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.40%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)(60)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)(60)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator- NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY

0.40%	$659,403	$-	$272	$-	$1	$615	$-	$-
0.60%	115,588	-	269	-	-	387	-	-
0.65%	277,571	-	-	-	-	-	-	-
0.75%	772,255	-	-	-	-	-	-	-
0.80%	210,147	-	-	-	-	-	-	-
0.85%	1,061,308	-	-	47	-	-	-	-
0.95%	307,803	1,713	-	-	-	-	-	-
1.05%	277,646	3,708	-	-	-	-	-	-
1.10%	11,653,768	-	-	263	-	-	-	-
1.15%	58,186,459	-	-	3,138	-	-	-	-
1.20%	354,072	-	-	-	-	-	-	-
1.25%	4,645,858	-	-	83	-	-	-	-
1.30%	187,283,379	-	-	22,107	-	-	166,008	10,853
1.35%	14,684,011	-	-	2,718	-	-	-	-
1.40%	15,494,130	-	-	281	-	-	-	-
1.45%	5,202,046	-	-	-	-	-	-	-
1.50%	50,413,821	-	-	43,187	-	-	-	-
1.55%	38,617,653	-	-	1,636	-	-	-	-
1.60%	12,481,778	-	-	22,420	-	-	-	-
1.65%	10,608,572	-	-	2,600	-	-	-	-
1.70%	1,942,633	-	-	-	-	-	-	-
1.75%	138,274,388	-	-	62,610	-	-	-	-
1.80%	9,274,066	-	-	13,091	-	-	-	-
1.85%	24,191,999	-	-	12,107	-	-	-	-
1.90%	3,376,076	-	-	-	-	-	-	-
1.95%	40,180,601	-	-	62,087	-	-	-	-
2.00%	8,348,192	-	-	3,160	-	-	-	-
2.05%	6,731,711	-	-	9,988	-	-	-	-
2.10%	7,011,386	-	-	5,611	-	-	-	-
2.15%	3,953,281	-	-	237	-	-	-	-
2.20%	12,512,968	-	-	25,508	-	-	-	-
2.25%	1,506,016	-	-	3,851	-	-	-	-
2.30%	6,823,265	-	-	8,713	-	-	-	-
2.35%	3,315,307	-	-	-	-	-	-	-
2.40%	5,496,895	-	-	25,241	-	-	-	-
2.45%	1,276,278	-	-	1,258	-	-	-	-
2.50%	4,542,712	-	-	1,123	-	-	-	-
2.55%	1,192,591	-	-	3,124	-	-	-	-
2.60%	237,842	-	-	276	-	-	-	-
2.65%	508,430	-	-	202	-	-	-	-
2.70%	297,218	-	-	-	-	-	-	-
2.75%	405,991	-	-	26,374	-	-	-	-
2.80%	159,758	-	-	-	-	-	-	-
2.85%	177,084	-	-	-	-	-	-	-
2.90%	38,019	-	-	-	-	-	-	-
2.95%	52,477	-	-	-	-	-	-	-
3.00%	72,109	-	-	-	-	-	-	-
3.05%	15,364	-	-	-	-	-	-	-
3.10%	5,880	-	-	-	-	-	-	-
3.40%	1,763	-	-	-	-	-	-	-

Totals	$695,229,568	$5,421	$541	$363,041	$1	$1,002	$166,008	$10,853

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS

0.40%	$2,197	$-	$-	$83	$159	$2,576	$-	$1,760
0.60%	-	-	-	67	-	1,497	-	1,059
0.65%	-	-	-	-	-	64	-	-
0.75%	-	-	-	-	-	3,036	12,192	-
0.80%	-	-	-	-	-	469	-	-
0.85%	-	-	-	-	-	3,559	19,263	-
0.95%	-	-	-	-	-	7,489	13,811	-
1.05%	-	-	-	-	-	1,999	19,444	-
1.10%	-	-	-	233	22	25,287	-	-
1.15%	247,730	-	665	1,511	1,488	118,111	-	-
1.20%	-	-	-	-	-	665	-	-
1.25%	-	-	-	8	-	32,716	-	-
1.30%	4,438,288	10,968	3,208	96,717	89,287	567,553	-	-
1.35%	90,204	-	316	673	443	122,891	3,060	-
1.40%	-	-	32	56	54	51,765	-	-
1.45%	-	-	78	268	-	34,848	-	-
1.50%	1,204,199	-	3,917	19,850	24,173	1,112,792	-	-
1.55%	-	-	753	2,114	958	221,924	36	-
1.60%	200,785	-	1,773	971	4,664	426,161	-	-
1.65%	117,198	-	381	4,292	4,346	108,688	-	-
1.70%	599	-	26	49	-	14,063	-	-
1.75%	3,182,085	-	2,139	37,704	27,464	1,126,382	-	-
1.80%	98,801	-	568	914	1,328	154,917	-	-
1.85%	752,799	-	4,220	9,451	7,949	106,659	-	-
1.90%	-	-	-	25	-	5,637	-	-
1.95%	759,454	-	3,526	15,311	22,060	875,033	-	-
2.00%	37,984	-	-	523	1,301	51,501	-	-
2.05%	163,014	-	90	1,004	2,993	66,124	-	-
2.10%	93,506	-	-	3,488	1,243	105,354	-	-
2.15%	1,374	-	-	-	-	58,413	-	-
2.20%	415,101	-	221	902	1,081	263,899	-	-
2.25%	29,684	-	-	-	-	22,923	-	-
2.30%	94,696	-	69	95	170	102,730	-	-
2.35%	-	-	-	-	36	2,018	-	-
2.40%	184,190	-	1,964	3,008	3,177	190,322	-	-
2.45%	6,141	-	110	45	71	19,901	-	-
2.50%	84,481	-	180	6,764	8,289	15,233	-	-
2.55%	668	-	-	-	-	19,789	-	-
2.60%	-	-	-	-	-	3,530	-	-
2.65%	-	-	-	-	-	2,138	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	7,649	-	-	-	-	9,938	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	738	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,212,827	$10,968	$24,236	$206,126	$202,756	$6,061,332	$67,806	$2,819

	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA

0.40%	$666	$-	$482	$-	$2,622	$1,106	$90	$3
0.60%	1,290	-	-	-	671	2,789	55	-
0.65%	-	-	1,309	-	-	-	-	-
0.75%	-	-	10,695	-	-	-	-	-
0.80%	-	13,394	-	2,819	-	-	-	-
0.85%	-	-	26,819	-	-	-	-	-
0.95%	-	-	19,474	-	-	-	-	-
1.05%	-	-	20,920	-	-	-	-	-
1.10%	68	-	42,742	-	-	-	-	-
1.15%	16,130	-	307,404	-	11,194	-	292	-
1.20%	-	-	10,090	-	-	-	-	-
1.25%	854	-	30,571	-	421	-	-	-
1.30%	76,146	2,120,802	244,076	447,912	33,000	-	13,055	-
1.35%	11,219	-	84,849	-	13,413	-	343	-
1.40%	1,670	976,663	17,211	120,061	645	-	105	-
1.45%	1,597	-	74,676	-	6,782	-	33	-
1.50%	53,136	-	220,671	-	54,386	-	29,116	-
1.55%	7,646	-	238,130	-	5,218	-	1,127	-
1.60%	24,345	-	74,743	-	33,175	-	10,350	-
1.65%	8,768	-	47,802	-	20,472	-	605	-
1.70%	78	-	11,580	-	90	-	-	-
1.75%	62,874	-	407,835	-	38,850	-	30,672	-
1.80%	6,687	-	41,650	-	15,287	-	1,459	-
1.85%	19,848	-	90,437	-	13,802	-	6,465	-
1.90%	703	-	10,749	-	-	-	-	-
1.95%	69,220	-	70,904	-	50,076	-	19,703	-
2.00%	4,571	-	39,801	-	2,788	-	1,212	-
2.05%	13,533	-	17,045	-	19,376	-	4,272	-
2.10%	9,590	-	31,707	-	2,977	-	2,336	-
2.15%	3,242	-	6,243	-	1,364	-	147	-
2.20%	26,444	-	46,800	-	5,802	-	5,141	-
2.25%	345	-	4,110	-	2,879	-	864	-
2.30%	11,847	-	26,332	-	1,774	-	399	-
2.35%	292	-	5,013	-	1,322	-	-	-
2.40%	19,476	-	3,115	-	25,795	-	1,010	-
2.45%	962	-	2,412	-	2,977	-	155	-
2.50%	4,731	-	1,787	-	1,362	-	65	-
2.55%	2,811	-	5,584	-	-	-	14	-
2.60%	-	-	-	-	-	-	-	-
2.65%	18	-	439	-	1,316	-	-	-
2.70%	-	-	447	-	-	-	-	-
2.75%	217	-	-	-	324	-	-	-
2.80%	-	-	47	-	2,078	-	-	-
2.85%	513	-	-	-	-	-	353	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$461,537	$3,110,859	$2,296,701	$570,792	$372,238	$3,895	$129,438	$3

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$224	$104	$-	$478	$-	$-	$461	$3
0.60%	369	-	-	475	-	-	336	-
0.65%	654	-	-	-	-	-	-	-
0.75%	619	241	1,276	-	-	-	-	-
0.80%	-	-	516	-	921	-	-	-
0.85%	155	38	2,858	-	-	-	-	-
0.95%	-	-	966	-	-	14,722	-	-
1.05%	-	-	-	-	-	24,092	-	-
1.10%	4,005	169	3,864	-	-	313	-	310
1.15%	19,746	3,896	32,865	-	-	16,595	-	4,112
1.20%	-	-	604	-	-	45	-	-
1.25%	582	63	8,648	-	-	8,219	-	104
1.30%	106,458	46,441	47,199	-	164,125	174	-	25,436
1.35%	6,702	2,565	12,959	-	-	132	-	868
1.40%	535	304	3,848	-	49,269	1,566	-	836
1.45%	593	61	5,725	-	-	3,358	-	464
1.50%	35,338	35,721	14,991	-	-	10,869	-	5,232
1.55%	10,512	838	34,520	-	-	27,067	-	1,866
1.60%	14,780	10,355	4,475	-	-	3,401	-	3,302
1.65%	7,970	4,380	3,150	-	-	-	-	1,676
1.70%	50	188	2,437	-	-	4,971	-	-
1.75%	64,121	47,980	53,070	-	-	20,433	-	13,317
1.80%	8,879	4,694	5,080	-	-	2,064	-	680
1.85%	21,254	9,277	7,813	-	-	766	-	5,089
1.90%	744	-	2,267	-	-	598	-	690
1.95%	41,158	39,623	17,548	-	-	149	-	11,440
2.00%	1,280	495	3,675	-	-	-	-	618
2.05%	6,752	3,176	1,879	-	-	1,671	-	519
2.10%	4,896	8,906	19,957	-	-	1,110	-	2,023
2.15%	1,115	2,926	3,556	-	-	3,028	-	-
2.20%	9,719	5,530	4,981	-	-	1,407	-	1,716
2.25%	55	905	584	-	-	-	-	-
2.30%	6,323	13,965	5,415	-	-	-	-	845
2.35%	1,385	439	2,675	-	-	-	-	1,770
2.40%	2,269	5,258	-	-	-	-	-	710
2.45%	291	549	610	-	-	-	-	-
2.50%	952	1,090	1,797	-	-	-	-	1,121
2.55%	4,542	4,849	1,594	-	-	-	-	-
2.60%	-	-	97	-	-	-	-	-
2.65%	-	64	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	218	643	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$385,027	$255,308	$314,142	$953	$214,315	$146,750	$797	$84,747

	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC

0.40%	$1,671	$1,659	$-	$1,896	$-	$547	$205	$4,815
0.60%	994	1,093	-	671	-	-	526	261
0.65%	925	-	-	-	-	-	-	2,041
0.75%	3,445	264	1,205	-	-	353	-	10,450
0.80%	4,034	648	1,791	-	-	-	-	885
0.85%	8,932	2,300	2,519	-	-	37	-	19,897
0.95%	10,900	732	9,400	-	454	-	-	2,608
1.05%	13,396	397	5,935	-	-	-	-	1,579
1.10%	24,503	1,748	3,990	538	52	71	-	80,722
1.15%	224,882	24,065	82,458	7,560	13,277	10,630	-	640,472
1.20%	280	-	-	-	66	-	-	6,025
1.25%	17,685	1,718	12,270	488	7,105	585	-	50,920
1.30%	466,271	159,788	219,449	27,605	388	61,075	-	726,785
1.35%	75,823	22,910	26,205	2,972	2,043	9,019	-	176,013
1.40%	60,849	23,636	45,553	1,039	1,267	3,144	-	97,430
1.45%	20,443	10,607	9,198	3,586	2,525	830	-	67,403
1.50%	143,805	103,082	51,563	38,184	6,675	52,337	-	362,228
1.55%	175,793	21,625	89,295	5,910	13,312	9,060	-	575,792
1.60%	63,389	50,220	33,064	16,792	1,680	21,369	-	136,586
1.65%	35,264	17,060	13,326	5,158	132	3,364	-	126,266
1.70%	14,782	157	6,976	-	922	143	-	29,842
1.75%	423,809	64,194	84,531	14,610	10,305	73,472	-	1,306,255
1.80%	30,737	21,470	14,852	7,975	3,035	10,459	-	106,077
1.85%	64,625	21,103	9,554	4,596	4,229	11,004	-	188,940
1.90%	8,077	974	3,891	250	1,929	598	-	39,388
1.95%	97,703	80,907	37,642	55,984	1,052	45,464	-	322,910
2.00%	31,575	3,340	17,139	2,342	-	2,910	-	121,125
2.05%	13,198	8,207	8,476	5,376	3,722	10,305	-	56,440
2.10%	52,364	13,487	7,112	1,782	807	15,108	-	82,737
2.15%	13,205	3,226	4,422	975	705	4,916	-	56,483
2.20%	49,653	20,803	14,296	6,851	908	11,246	-	108,789
2.25%	4,726	2,256	1,453	1,597	-	71	-	11,856
2.30%	25,918	6,970	3,663	7,197	189	9,326	-	59,371
2.35%	6,515	-	682	651	57	913	-	39,542
2.40%	5,416	10,999	9,643	23,635	-	10,164	-	62,838
2.45%	5,337	1,445	1,935	2,405	-	940	-	15,262
2.50%	7,421	1,232	795	817	-	1,837	-	9,460
2.55%	4,093	6,322	2,490	3,988	31	8,401	-	22,497
2.60%	75	342	121	-	-	-	-	9,393
2.65%	2,091	1,695	1,387	133	-	1,475	-	4,175
2.70%	642	-	-	-	-	-	-	2,586
2.75%	106	1,052	115	4,708	-	5,394	-	43
2.80%	121	-	1,499	490	-	508	-	109
2.85%	-	833	-	12,869	-	4	-	-
2.90%	-	-	-	-	-	-	-	235
2.95%	-	-	-	-	-	-	-	502
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	108
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,215,473	$714,566	$839,895	$271,630	$76,867	$397,079	$731	$5,746,141

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE

0.40%	$5,973	$64	$-	$-	$-	$618	$154	$-
0.60%	594	-	-	-	-	45	241	-
0.65%	1,351	-	-	-	-	-	-	-
0.75%	7,746	-	-	-	-	-	-	-
0.80%	-	-	809	-	19	-	-	-
0.85%	8,439	-	-	-	-	-	-	-
0.95%	2,906	-	-	4,379	-	-	-	-
1.05%	1,911	-	-	1,429	-	-	-	-
1.10%	6,134	-	-	6,052	-	151	-	-
1.15%	188,704	43	-	30,636	-	1,233	-	-
1.20%	-	-	-	67	-	-	-	-
1.25%	9,901	-	-	4,107	-	1,409	-	-
1.30%	655,247	547	24,389	-	18,353	-	-	80
1.35%	66,474	37	-	6,315	-	-	-	-
1.40%	31,327	48	5,942	2,535	9,303	454	-	330
1.45%	25,536	-	-	11,673	-	563	-	-
1.50%	314,975	3,666	-	9,353	-	2,077	-	-
1.55%	107,691	-	-	33,010	-	1,395	-	-
1.60%	140,805	254	-	3,200	-	-	-	-
1.65%	61,485	41	-	3,514	-	-	-	-
1.70%	3,320	-	-	8,064	-	403	-	-
1.75%	603,686	143	-	49,608	-	602	468	-
1.80%	42,866	333	-	5,163	-	-	-	-
1.85%	160,353	672	-	2,870	-	34	-	-
1.90%	14,553	-	-	1,073	-	-	-	-
1.95%	244,900	1,892	-	5,848	-	-	1,930	-
2.00%	41,100	82	-	4,162	-	-	-	-
2.05%	62,108	-	-	1,717	-	76	-	-
2.10%	35,425	-	-	1,953	-	-	295	-
2.15%	11,490	-	-	768	-	-	-	-
2.20%	101,281	137	-	3,234	-	-	2,113	-
2.25%	4,459	64	-	790	-	-	-	-
2.30%	52,061	168	-	1,724	-	-	-	-
2.35%	6,642	-	-	1,448	-	-	-	-
2.40%	47,740	267	-	23	-	-	274	-
2.45%	7,281	-	-	144	-	-	-	-
2.50%	11,224	-	-	73	-	-	-	-
2.55%	17,587	-	-	72	-	-	247	-
2.60%	1,771	-	-	-	-	-	-	-
2.65%	2,035	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	11,875	-	-	-	-	-	-	-
2.80%	1,583	-	-	-	-	-	-	-
2.85%	1,152	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,123,691	$8,458	$31,140	$205,004	$27,675	$9,060	$5,722	$410

	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$-	$3	$243	$-	$1,231	$24,468	$2,094	$4,776
0.60%	-	-	1,179	-	118	4,198	1,042	2,739
0.65%	-	-	-	-	1,073	24,935	5,435	805
0.75%	-	-	-	-	3,041	31,533	9,086	2,978
0.80%	-	-	-	1,824	-	1,721	472	1,463
0.85%	-	-	-	-	3,544	44,717	7,399	4,481
0.95%	-	-	-	-	4,658	835	5,283	1,613
1.05%	-	-	-	-	5,205	2,035	1,404	2,293
1.10%	-	-	-	-	40,720	2,006,930	448,750	34,573
1.15%	24	4,116	45,192	-	357,182	7,731,155	2,469,369	274,564
1.20%	-	-	-	-	686	11,969	6,693	1,063
1.25%	-	292	59	-	44,807	592,625	112,492	29,378
1.30%	-	275,056	2,729,598	503,829	283,743	20,749,959	9,128,626	754,649
1.35%	-	155	3,682	-	123,156	1,788,759	517,455	126,245
1.40%	-	-	-	170,304	19,987	333,054	58,836	37,250
1.45%	-	143	-	-	57,658	569,731	192,479	30,751
1.50%	27	84,255	602,993	-	172,019	5,816,883	1,935,148	395,713
1.55%	-	369	520	-	292,506	4,589,589	1,408,081	216,770
1.60%	-	4,318	55,868	-	54,724	813,366	109,582	217,463
1.65%	-	13,794	60,408	-	52,141	1,400,605	436,846	61,725
1.70%	-	127	-	-	17,554	239,245	59,218	11,146
1.75%	-	111,433	1,109,378	-	479,164	18,484,094	5,850,672	699,653
1.80%	-	6,917	35,757	-	39,158	871,278	298,695	84,855
1.85%	-	40,210	251,933	-	91,801	3,088,093	1,567,510	108,474
1.90%	-	-	2,086	-	25,196	252,973	145,029	13,784
1.95%	-	65,490	776,102	-	134,493	4,663,752	1,254,175	383,105
2.00%	-	2,446	13,203	-	28,306	1,154,561	336,037	39,608
2.05%	-	10,844	65,800	-	28,943	704,065	421,007	40,000
2.10%	-	8,515	38,970	-	29,315	872,266	259,024	60,835
2.15%	-	-	1,538	-	15,666	278,829	147,320	14,556
2.20%	-	146	27,445	-	40,850	1,541,983	407,980	79,132
2.25%	-	367	3,377	-	2,316	136,614	62,797	4,995
2.30%	-	2,509	12,223	-	40,663	707,820	320,320	46,559
2.35%	-	230	911	-	8,612	308,829	256,865	5,641
2.40%	-	19,102	150,082	-	18,047	565,830	197,966	44,503
2.45%	-	33	15,970	-	6,488	153,990	42,395	9,041
2.50%	-	2,654	75,297	-	8,655	501,081	326,735	21,092
2.55%	-	-	566	-	14,198	150,475	30,547	22,622
2.60%	-	-	-	-	1,021	23,110	20,203	75
2.65%	-	51	-	-	689	67,117	55,680	1,427
2.70%	-	-	-	-	630	20,683	16,680	200
2.75%	-	771	510	-	9,959	33,154	6,711	17,408
2.80%	-	-	-	-	1,091	34,340	6,532	1,811
2.85%	-	-	1,065	-	468	20,568	19,188	1,373
2.90%	-	-	-	-	-	4,878	3,570	-
2.95%	-	-	-	-	-	573	571	-
3.00%	-	-	-	-	-	468	458	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	874	870	-
3.40%	-	-	-	-	-	-	-	-

	$51	$654,346	$6,081,955	$675,957	$2,561,482	$81,420,610	$28,971,327	$3,913,187

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1

0.40%	$3,089	$5,577	$169	$284	$-	$647	$159	$-
0.60%	3,502	5,501	198	124	-	296	-	-
0.65%	364	6,385	-	-	-	-	100	-
0.75%	1,399	12,401	418	-	918	-	946	-
0.80%	2,238	437	445	925	-	1,065	-	3,839
0.85%	10,462	10,618	1,097	-	1,876	-	1,680	-
0.95%	2,284	2,640	4,983	-	839	-	982	-
1.05%	3,240	784	1,215	-	887	-	306	-
1.10%	68,987	438,667	4,071	-	2,400	-	8,537	-
1.15%	423,903	2,559,277	116,462	-	83,051	-	56,116	-
1.20%	1,629	6,179	763	-	618	-	-	-
1.25%	39,424	115,130	17,448	-	10,082	-	2,652	-
1.30%	990,723	9,473,267	136,800	114,043	66,844	179,501	80,759	680,275
1.35%	197,436	581,079	35,112	-	25,337	-	19,263	-
1.40%	62,368	51,035	40,443	25,653	3,794	101,890	2,907	351,863
1.45%	58,716	190,930	28,589	-	17,690	-	13,984	-
1.50%	743,018	2,468,576	81,731	-	103,879	-	67,022	-
1.55%	383,269	1,455,779	108,663	-	62,672	-	43,041	-
1.60%	337,880	404,912	72,176	-	68,282	-	20,685	-
1.65%	113,705	504,293	29,294	-	23,518	-	13,527	-
1.70%	21,367	59,679	7,469	-	3,245	-	1,567	-
1.75%	1,102,812	6,404,015	141,744	-	119,878	-	129,108	-
1.80%	133,172	353,444	57,014	-	21,569	-	12,403	-
1.85%	163,707	1,683,526	70,267	-	70,736	-	24,615	-
1.90%	17,790	146,433	2,376	-	2,139	-	4,440	-
1.95%	724,041	1,757,721	54,159	-	73,278	-	65,917	-
2.00%	70,796	396,384	14,010	-	7,322	-	13,611	-
2.05%	100,880	456,632	12,746	-	25,849	-	8,256	-
2.10%	66,599	301,851	10,493	-	28,806	-	8,577	-
2.15%	29,774	154,104	3,957	-	5,157	-	2,108	-
2.20%	146,005	524,860	42,229	-	56,158	-	15,252	-
2.25%	10,931	71,268	2,938	-	2,598	-	1,444	-
2.30%	62,996	378,691	18,627	-	11,450	-	13,991	-
2.35%	10,984	265,483	981	-	1,659	-	2,426	-
2.40%	112,499	297,138	15,065	-	10,658	-	12,411	-
2.45%	16,681	65,168	1,199	-	2,154	-	2,299	-
2.50%	35,928	372,743	723	-	2,437	-	1,966	-
2.55%	14,344	36,619	1,637	-	9,154	-	1,773	-
2.60%	1,144	21,632	-	-	2,851	-	-	-
2.65%	12,301	60,196	-	-	6,261	-	3,571	-
2.70%	887	15,924	-	-	-	-	-	-
2.75%	2,684	9,466	14	-	589	-	1,601	-
2.80%	861	11,995	-	-	1,805	-	26	-
2.85%	373	21,001	-	-	-	-	-	-
2.90%	-	3,703	-	-	-	-	-	-
2.95%	-	592	-	-	-	-	-	-
3.00%	-	482	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	903	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,307,192	$32,165,120	$1,137,725	$141,029	$938,440	$283,399	$660,028	$1,035,977

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$268	$-	$794	$5	$1,537	$14,641	$160	$10,337
0.60%	-	-	1,102	-	-	2,051	-	247
0.65%	37	-	1,657	-	8,185	37,200	3,951	14,768
0.75%	766	-	6,239	1,111	22,237	37,279	15,101	62,667
0.80%	-	238	-	334	23	13	-	762
0.85%	869	-	9,414	908	56,841	103,272	8,773	63,556
0.95%	139	-	-	-	-	-	-	-
1.05%	10	-	384	-	-	-	-	-
1.10%	7,462	-	40,448	1,929	1,075,057	1,188,020	322,083	1,487,067
1.15%	34,301	-	322,359	67,094	2,139,211	4,483,736	876,742	3,832,688
1.20%	185	-	4,511	-	10,958	12,514	9,076	51,951
1.25%	10,870	-	17,387	4,718	215,960	329,773	99,526	292,408
1.30%	76,893	30,035	125,022	80,973	11,043,580	9,757,815	2,778,719	10,630,867
1.35%	11,952	-	62,916	11,112	451,137	1,184,395	169,944	1,082,083
1.40%	832	4,923	34,162	4,097	45,604	23,874	49,499	104,726
1.45%	1,160	-	28,132	2,424	152,848	283,986	70,303	277,518
1.50%	29,544	-	73,824	118,314	2,624,907	2,971,721	694,042	3,126,622
1.55%	38,222	-	332,895	63,164	1,145,721	2,167,015	691,078	2,147,017
1.60%	13,757	-	30,195	44,576	233,877	135,044	130,829	527,522
1.65%	5,852	-	48,222	17,041	411,649	560,716	201,454	670,044
1.70%	394	-	7,975	803	41,127	115,387	14,731	101,071
1.75%	84,045	-	531,327	241,393	6,878,395	12,099,223	2,591,177	10,521,410
1.80%	12,844	-	37,280	54,634	278,586	355,497	195,038	476,261
1.85%	10,498	-	33,695	6,114	1,328,991	1,232,624	513,078	1,281,071
1.90%	1,149	-	5,359	3,152	118,277	375,191	49,452	220,526
1.95%	29,256	-	94,720	146,204	1,489,314	2,779,833	543,264	2,365,340
2.00%	6,390	-	57,290	17,326	355,407	527,768	304,297	642,256
2.05%	4,836	-	11,194	14,893	320,314	345,707	123,502	335,993
2.10%	3,892	-	41,654	7,816	255,426	545,144	151,989	467,069
2.15%	5,889	-	29,388	7,167	142,125	192,503	46,750	248,404
2.20%	18,936	-	27,388	46,096	472,535	797,177	203,838	956,203
2.25%	411	-	4,782	5,080	42,931	14,914	12,583	93,652
2.30%	9,078	-	14,647	32,835	277,901	602,234	148,871	366,338
2.35%	3,735	-	26,855	1,551	188,508	65,106	58,602	251,731
2.40%	-	-	12,716	18,898	133,736	154,257	41,661	96,872
2.45%	1,647	-	5,208	3,840	31,311	121,317	38,875	49,566
2.50%	208	-	3,956	29,451	346,330	201,520	65,466	167,280
2.55%	1,989	-	6,426	275	21,750	49,672	11,379	60,494
2.60%	-	-	337	-	5,568	1,932	-	9,202
2.65%	417	-	438	1,487	19,161	11,957	11,117	22,525
2.70%	-	-	2,195	33,522	62,341	4,615	1,755	13,128
2.75%	-	-	15	375	1,306	10,512	27,299	5,490
2.80%	-	-	68	-	7,001	-	3,860	720
2.85%	-	-	-	-	5,282	-	4,092	28,725
2.90%	-	-	207	-	-	-	-	-
2.95%	-	-	492	-	-	4,907	-	5,515
3.00%	-	-	-	-	-	1,519	-	1,419
3.05%	-	-	108	-	-	-	-	6,406
3.10%	-	-	-	-	930	-	-	2,303
3.40%	-	-	-	-	-	-	-	1,763

	$428,733	$35,196	$2,095,383	$1,090,712	$32,463,885	$43,903,581	$11,283,956	$43,181,583

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF

0.40%	$31	$2,716	$-	$152	$1,981	$-	$1	$116
0.60%	-	-	-	-	243	-	-	61
0.65%	-	3,120	-	1,511	823	-	1,445	2,280
0.75%	19,002	18,037	-	6,437	1,611	-	3,055	7,677
0.80%	75	-	64	-	197	25,803	-	2,718
0.85%	5,470	23,376	-	9,219	940	-	7,568	9,776
0.95%	-	-	-	755	-	-	2,378	7,379
1.05%	-	-	-	1,450	96	-	3,804	9,401
1.10%	123,328	416,683	-	40,265	11,487	-	38,529	50,872
1.15%	962,610	1,123,922	-	193,934	78,150	-	327,441	509,631
1.20%	-	2,538	-	3,307	-	-	4,678	4,713
1.25%	45,359	93,240	-	15,411	8,695	-	19,638	39,061
1.30%	228,881	3,422,275	27,176	120,167	241,230	1,274,537	82,004	731,242
1.35%	246,260	266,832	-	43,891	22,062	-	71,796	107,322
1.40%	39,517	51,571	12,626	22,487	9,875	424,710	37,168	302,568
1.45%	65,752	92,899	-	20,845	6,110	-	39,414	58,353
1.50%	348,612	897,682	-	74,182	93,640	-	68,027	110,618
1.55%	793,393	800,452	-	191,604	65,206	-	360,723	465,501
1.60%	126,849	120,196	-	53,703	27,911	-	18,545	44,350
1.65%	180,109	197,250	-	41,040	21,703	-	44,625	68,414
1.70%	27,362	29,032	-	7,211	2,480	-	9,784	19,094
1.75%	1,345,076	2,805,437	-	380,175	235,290	-	506,864	699,089
1.80%	88,871	178,893	-	30,670	14,987	-	33,664	53,189
1.85%	101,228	581,496	-	25,976	50,066	-	26,906	56,107
1.90%	64,572	73,904	-	3,734	3,496	-	6,842	12,628
1.95%	376,646	632,322	-	85,669	63,297	-	65,291	131,369
2.00%	190,559	144,713	-	33,318	8,875	-	52,933	65,021
2.05%	41,136	85,646	-	22,303	7,520	-	16,354	19,062
2.10%	66,459	155,429	-	28,451	8,727	-	21,015	26,883
2.15%	89,727	60,953	-	13,317	1,870	-	29,170	36,070
2.20%	166,139	178,416	-	26,588	20,535	-	17,733	37,862
2.25%	26,560	48,131	-	5,591	228	-	6,877	7,578
2.30%	148,973	137,654	-	8,621	17,331	-	12,304	30,257
2.35%	27,598	43,913	-	22,120	1,180	-	28,310	35,414
2.40%	94,173	41,297	-	5,572	3,557	-	10,649	8,030
2.45%	15,424	26,311	-	2,267	155	-	7,146	7,671
2.50%	87,463	65,943	-	6,685	7,166	-	2,819	7,082
2.55%	2,286	3,466	-	2,718	222	-	2,736	3,605
2.60%	4,900	15,843	-	41	266	-	1,881	963
2.65%	2,389	8,885	-	1,808	498	-	478	2,375
2.70%	2,287	312	-	396	886	-	2,193	2,492
2.75%	839	2,925	-	70	-	-	15	348
2.80%	2,304	-	-	119	-	-	78	59
2.85%	-	9,480	-	-	-	-	-	-
2.90%	1,798	-	-	210	-	-	206	211
2.95%	-	4,658	-	93	-	-	495	483
3.00%	-	-	-	-	-	-	-	-
3.05%	3,398	-	-	81	-	-	122	94
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,163,415	$12,867,848	$39,866	$1,554,164	$1,040,592	$1,725,050	$1,993,704	$3,795,089

	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.40%	$309	$1,313	$514	$58	$1,599	$5,200	$14,063	$-
0.60%	466	-	287	-	73	77	1,631	541
0.65%	-	778	-	371	-	3,826	50,353	9,072
0.75%	-	1,950	-	793	2,034	28,290	95,066	10,536
0.80%	6,632	-	-	108	4,686	57	337	1,572
0.85%	-	724	-	5,294	99	43,548	126,438	12,993
0.95%	-	334	-	2,106	1,196	-	114	-
1.05%	-	-	-	918	2,209	410	3,114	583
1.10%	-	1,884	-	36,940	10,787	265,372	404,912	169,076
1.15%	-	48,468	-	58,109	278,286	1,073,407	2,023,433	910,822
1.20%	-	-	-	103	6,428	5,482	1,903	15,560
1.25%	-	1,664	-	2,180	61,218	69,691	89,008	51,991
1.30%	363,037	172,872	-	130,514	118,095	7,929,193	6,375,275	2,664,910
1.35%	-	17,566	-	14,876	92,147	216,232	470,061	152,479
1.40%	111,181	12,512	-	9,651	68,425	40,847	15,786	94,140
1.45%	-	4,444	-	9,216	25,482	25,221	198,203	89,723
1.50%	-	102,472	-	99,138	256,342	1,688,733	1,461,376	696,769
1.55%	-	18,044	-	24,192	176,997	361,969	834,242	572,854
1.60%	-	53,147	-	33,374	121,280	188,241	159,277	227,745
1.65%	-	22,772	-	6,592	93,781	157,578	336,274	124,046
1.70%	-	1,245	-	1,104	29,812	22,139	34,716	24,896
1.75%	-	185,227	-	117,909	674,652	3,592,347	5,947,853	2,183,961
1.80%	-	4,276	-	18,408	49,576	132,759	142,607	188,766
1.85%	-	49,169	-	14,275	44,633	637,483	697,727	443,890
1.90%	-	451	-	620	87,840	99,253	92,252	19,794
1.95%	-	57,664	-	97,729	338,733	892,098	1,250,031	325,696
2.00%	-	4,617	-	6,782	58,150	114,219	209,983	232,711
2.05%	-	7,784	-	8,716	59,970	168,142	94,570	139,235
2.10%	-	11,438	-	2,639	64,690	122,651	248,326	76,228
2.15%	-	6,761	-	1,015	209,847	111,217	64,044	60,730
2.20%	-	46,683	-	20,447	44,230	339,594	370,362	217,900
2.25%	-	3,891	-	3,949	51,910	67,893	5,522	23,201
2.30%	-	14,694	-	4,722	82,224	137,290	165,455	124,704
2.35%	-	340	-	434	170,170	152,385	18,063	51,577
2.40%	-	12,108	-	21,848	15,923	81,610	87,671	19,996
2.45%	-	1,978	-	1,610	10,782	23,227	30,935	21,749
2.50%	-	6,579	-	2,276	66,973	304,734	84,090	64,195
2.55%	-	1,398	-	3,744	22,247	13,386	32,370	15,560
2.60%	-	-	-	140	6,921	-	-	933
2.65%	-	357	-	432	5,190	2,945	673	11,771
2.70%	-	-	-	-	30,136	8,734	-	1,653
2.75%	-	703	-	-	847	333	-	53
2.80%	-	-	-	-	5,249	5,954	-	5,937
2.85%	-	-	-	-	-	4,293	-	-
2.90%	-	-	-	-	-	1,529	-	-
2.95%	-	-	-	-	21,731	6,662	-	-
3.00%	-	-	-	-	5,965	-	1,867	-
3.05%	-	-	-	-	1,501	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$481,625	$878,307	$801	$763,332	$3,481,066	$19,146,251	$22,239,983	$10,060,548

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI

0.40%	$9,948	$154	$2,681	$1,288	$6,456	$-	$376	$-
0.60%	353	-	540	443	860	-	-	-
0.65%	37,144	3,429	9,961	1,596	3,037	-	1,382	-
0.75%	63,055	10,192	34,127	3,180	22,017	-	4,802	-
0.80%	5,555	10,020	1,680	2,016	7,216	1,209	-	174
0.85%	64,101	11,310	25,747	10,812	11,069	-	7,630	-
0.95%	8,911	8,411	4,496	2,710	7,687	-	373	-
1.05%	4,621	11,931	2,106	732	5,299	-	752	-
1.10%	896,988	235,254	218,831	7,063	98,867	-	36,596	-
1.15%	5,090,169	3,186,746	1,399,984	181,088	888,709	-	319,554	-
1.20%	20,284	43,141	5,618	981	6,323	-	4,939	-
1.25%	381,435	223,524	125,471	22,415	79,176	-	19,089	-
1.30%	7,533,515	447,062	3,021,082	591,997	2,076,948	275,350	96,615	32,623
1.35%	908,992	664,379	317,095	65,211	197,565	-	73,169	-
1.40%	636,000	349,725	177,419	115,552	612,614	115,863	31,106	19,445
1.45%	316,808	215,716	132,545	43,394	111,079	-	26,198	-
1.50%	2,319,204	554,194	654,492	207,882	477,495	-	84,802	-
1.55%	3,204,317	2,330,687	998,284	147,502	890,525	-	344,804	-
1.60%	535,127	235,226	191,036	87,495	355,516	-	28,938	-
1.65%	641,760	299,393	232,403	29,911	128,751	-	39,895	-
1.70%	151,280	101,354	43,712	12,978	31,937	-	11,324	-
1.75%	8,684,971	2,707,248	2,851,985	334,964	1,345,869	-	531,363	-
1.80%	505,600	276,227	137,111	57,202	186,085	-	35,868	-
1.85%	973,881	163,129	344,956	50,935	403,826	-	34,877	-
1.90%	400,906	334,653	152,626	6,183	28,872	-	6,869	-
1.95%	1,715,180	546,364	434,449	193,321	311,184	-	88,525	-
2.00%	540,489	175,370	212,110	13,758	88,740	-	52,667	-
2.05%	278,061	89,205	77,815	23,264	83,437	-	9,172	-
2.10%	356,415	215,489	118,557	28,071	71,055	-	19,531	-
2.15%	533,221	230,076	110,096	18,318	37,536	-	31,842	-
2.20%	516,379	99,793	180,810	59,817	103,300	-	26,634	-
2.25%	123,831	68,176	68,920	4,735	32,349	-	4,575	-
2.30%	351,653	171,663	103,503	18,078	71,336	-	13,720	-
2.35%	560,638	115,078	126,462	2,558	11,177	-	27,813	-
2.40%	193,844	164,585	26,243	37,624	24,933	-	9,646	-
2.45%	55,049	24,548	5,333	8,495	9,743	-	7,235	-
2.50%	258,699	176,039	86,370	20,703	44,066	-	4,797	-
2.55%	83,647	42,763	39,463	5,464	5,270	-	4,419	-
2.60%	9,748	3,356	5,377	120	316	-	378	-
2.65%	44,321	5,240	5,192	1,796	2,467	-	2,622	-
2.70%	31,818	4,027	3,320	-	488	-	2,783	-
2.75%	17,366	19,332	532	724	2,364	-	284	-
2.80%	1,066	5,878	-	-	1,955	-	79	-
2.85%	2,841	10,624	485	-	88	-	-	-
2.90%	13,240	6,706	-	-	7	-	155	-
2.95%	951	-	-	-	-	-	624	-
3.00%	39,899	1,168	18,864	-	-	-	-	-
3.05%	-	2,711	-	-	-	-	122	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$39,123,281	$14,601,296	$12,709,889	$2,422,376	$8,885,609	$392,422	$2,048,944	$52,242

	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1

0.40%	$290	$-	$1,344	$-	$1,688	$-	$567	$410
0.60%	-	-	254	-	297	-	406	84
0.65%	549	-	915	-	616	-	701	-
0.75%	3,091	-	5,697	-	5,307	-	2,609	-
0.80%	-	1,802	-	83	26	6,729	-	-
0.85%	2,939	-	2,906	-	1,920	-	4,184	-
0.95%	2,003	-	3,522	-	1,353	-	4,394	-
1.05%	1,530	-	2,581	-	344	-	1,934	-
1.10%	21,481	-	21,012	-	10,136	-	31,764	-
1.15%	122,098	-	234,236	-	78,895	-	257,036	-
1.20%	1,023	-	3,025	-	1,665	-	3,292	-
1.25%	7,726	-	26,557	-	12,690	-	22,296	-
1.30%	107,414	99,070	125,237	38,387	162,624	2,080,763	134,250	-
1.35%	23,287	-	56,674	-	31,175	-	73,521	-
1.40%	4,796	31,402	18,592	20,698	9,554	406,820	23,361	-
1.45%	13,394	-	30,496	-	12,998	-	25,596	-
1.50%	68,380	-	151,599	-	170,866	-	110,672	-
1.55%	93,750	-	282,541	-	96,035	-	273,659	-
1.60%	18,705	-	50,770	-	47,621	-	45,115	-
1.65%	19,346	-	37,118	-	21,484	-	56,149	-
1.70%	5,331	-	13,636	-	17,405	-	12,278	-
1.75%	204,207	-	382,068	-	224,985	-	424,602	-
1.80%	10,292	-	71,266	-	70,753	-	42,453	-
1.85%	24,780	-	50,127	-	48,278	-	56,898	-
1.90%	10,632	-	9,346	-	2,085	-	15,255	-
1.95%	61,962	-	99,424	-	92,470	-	106,311	-
2.00%	18,328	-	40,628	-	18,992	-	43,778	-
2.05%	16,557	-	15,343	-	26,036	-	19,784	-
2.10%	10,580	-	27,071	-	16,795	-	21,281	-
2.15%	2,768	-	21,870	-	7,902	-	25,997	-
2.20%	21,555	-	44,447	-	27,285	-	25,805	-
2.25%	2,423	-	4,848	-	1,889	-	3,533	-
2.30%	15,092	-	23,540	-	18,761	-	14,319	-
2.35%	2,553	-	13,120	-	1,088	-	19,705	-
2.40%	3,207	-	16,362	-	13,385	-	19,688	-
2.45%	2,148	-	6,024	-	6,385	-	7,127	-
2.50%	3,821	-	3,156	-	3,040	-	13,949	-
2.55%	781	-	4,116	-	1,609	-	2,533	-
2.60%	669	-	495	-	151	-	1,321	-
2.65%	2,050	-	1,283	-	5,568	-	1,221	-
2.70%	158	-	1,057	-	-	-	1,319	-
2.75%	306	-	763	-	1,055	-	715	-
2.80%	2,445	-	25	-	3,367	-	1,830	-
2.85%	653	-	-	-	-	-	-	-
2.90%	-	-	78	-	-	-	102	-
2.95%	-	-	234	-	-	-	294	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	40	-	-	-	54	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$935,100	$132,274	$1,905,443	$59,168	$1,276,578	$2,494,312	$1,953,658	$494

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.40%	$61	$-	$11	$318	$154	$780	$100	$3,122
0.60%	-	-	-	341	-	1,975	-	270
0.65%	1,173	-	-	-	175	-	8	2,160
0.75%	5,473	-	146	-	2,196	-	333	7,018
0.80%	2,465	1,059	-	2,263	-	6,370	-	106
0.85%	6,616	-	288	-	438	-	1,362	9,564
0.95%	172	-	770	-	1,791	-	5,280	4,745
1.05%	330	-	165	-	660	-	2,057	358
1.10%	29,867	-	3,272	-	2,760	-	6,812	32,441
1.15%	245,938	-	39,619	-	69,172	-	110,862	250,929
1.20%	2,953	-	38	-	223	-	48	223
1.25%	19,431	-	5,464	-	16,866	-	23,097	18,738
1.30%	1,902,233	75,069	50,825	321,848	56,349	652,388	54,261	736,922
1.35%	65,935	-	13,848	-	20,885	-	44,416	87,667
1.40%	553,859	14,939	2,483	113,631	4,942	298,431	4,719	44,112
1.45%	20,155	-	7,885	-	14,844	-	19,126	54,013
1.50%	116,628	-	56,704	-	56,340	-	52,183	274,554
1.55%	263,584	-	30,698	-	51,325	-	81,040	205,547
1.60%	32,318	-	22,807	-	25,213	-	21,582	86,713
1.65%	47,475	-	11,527	-	12,023	-	8,616	51,135
1.70%	8,070	-	7,338	-	3,694	-	13,481	6,770
1.75%	416,357	-	74,453	-	79,015	-	93,986	690,245
1.80%	30,115	-	11,825	-	10,375	-	10,295	45,929
1.85%	98,572	-	22,992	-	14,853	-	12,773	183,182
1.90%	19,446	-	2,121	-	2,520	-	8,126	11,345
1.95%	98,845	-	43,565	-	47,793	-	35,342	238,496
2.00%	56,213	-	5,383	-	10,703	-	4,012	41,058
2.05%	34,435	-	6,960	-	7,876	-	13,025	56,714
2.10%	25,307	-	3,126	-	8,266	-	7,683	25,351
2.15%	26,237	-	2,041	-	2,451	-	4,849	6,722
2.20%	27,004	-	20,866	-	14,813	-	11,824	77,447
2.25%	4,199	-	258	-	2,311	-	495	8,365
2.30%	15,304	-	5,574	-	4,153	-	7,573	47,330
2.35%	20,307	-	2,103	-	2,141	-	175	8,845
2.40%	22,022	-	5,587	-	9,589	-	2,693	22,399
2.45%	6,746	-	1,382	-	1,118	-	75	7,828
2.50%	3,013	-	1,076	-	788	-	421	20,163
2.55%	7,824	-	206	-	2,259	-	3,076	8,306
2.60%	348	-	53	-	-	-	-	2,973
2.65%	2,572	-	2,460	-	1,829	-	254	1,092
2.70%	1,730	-	-	-	-	-	-	393
2.75%	396	-	192	-	292	-	-	1,884
2.80%	199	-	1,659	-	851	-	-	1,857
2.85%	178	-	-	-	-	-	-	506
2.90%	79	-	-	-	-	-	-	-
2.95%	386	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	81	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,242,651	$91,067	$467,770	$438,401	$564,046	$959,944	$666,060	$3,385,537

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2

0.40%	$1,095	$-	$104	$1,439	$1,076	$293	$-	$243
0.60%	1,257	-	-	130	418	-	-	188
0.65%	191	-	1,218	2,658	-	745	-	46
0.75%	5,423	-	1,603	5,410	-	2,972	-	2,741
0.80%	39	12,594	-	8	-	415	5,731	-
0.85%	3,804	-	3,412	10,026	-	2,388	-	3,222
0.95%	349	-	4,701	-	-	279	-	9,923
1.05%	221	-	5,836	651	-	1,232	-	1,487
1.10%	26,105	-	25,874	63,382	-	36,479	-	5,075
1.15%	139,275	-	588,183	420,024	-	256,597	-	199,219
1.20%	457	-	2,812	4,519	-	1,918	-	824
1.25%	7,237	-	129,367	21,997	-	27,678	-	20,866
1.30%	379,944	3,345,566	147,616	524,343	-	414,336	564,834	135,663
1.35%	32,637	-	227,620	91,955	-	68,557	-	67,062
1.40%	26,767	1,390,692	50,568	35,614	-	34,467	248,831	9,932
1.45%	21,065	-	97,336	28,843	-	25,821	-	34,857
1.50%	150,301	-	220,460	187,285	-	250,465	-	188,769
1.55%	102,075	-	602,178	407,830	-	261,529	-	147,361
1.60%	71,567	-	74,506	32,300	-	71,882	-	122,131
1.65%	27,295	-	50,829	62,159	-	38,580	-	36,949
1.70%	6,695	-	42,116	11,398	-	23,909	-	9,587
1.75%	411,983	-	470,393	836,528	-	531,783	-	193,989
1.80%	32,568	-	72,743	45,186	-	55,079	-	40,636
1.85%	124,591	-	112,004	93,340	-	90,990	-	72,257
1.90%	11,612	-	29,224	9,047	-	12,182	-	7,675
1.95%	135,084	-	150,527	198,659	-	200,434	-	126,949
2.00%	20,825	-	36,306	77,331	-	44,353	-	15,517
2.05%	38,048	-	25,082	22,872	-	37,390	-	22,302
2.10%	32,706	-	29,477	58,504	-	27,029	-	24,805
2.15%	9,280	-	33,529	36,962	-	16,897	-	7,394
2.20%	47,369	-	41,232	57,790	-	63,637	-	67,827
2.25%	6,194	-	7,743	4,898	-	4,839	-	6,993
2.30%	40,851	-	29,026	42,894	-	30,437	-	20,569
2.35%	5,034	-	8,841	32,179	-	14,060	-	2,081
2.40%	9,882	-	13,011	15,241	-	37,663	-	26,177
2.45%	10,034	-	2,203	13,390	-	4,538	-	2,617
2.50%	31,928	-	4,104	13,918	-	13,272	-	3,378
2.55%	5,220	-	1,682	6,833	-	4,176	-	3,685
2.60%	239	-	940	433	-	225	-	73
2.65%	3,713	-	1,757	1,397	-	3,194	-	1,344
2.70%	713	-	-	3,442	-	2,338	-	-
2.75%	1,023	-	264	180	-	1,550	-	385
2.80%	2,679	-	25	614	-	456	-	2,496
2.85%	-	-	480	502	-	-	-	314
2.90%	-	-	-	179	-	48	-	-
2.95%	-	-	-	635	-	221	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	123	-	40	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,985,375	$4,748,852	$3,346,932	$3,485,048	$1,494	$2,717,373	$819,396	$1,645,608

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.40%	$30	$-	$427	$1,580	$548	$332	$158	$3,201
0.60%	-	-	681	-	85	-	290	1,044
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	1,674	5,233	754	807	1	531
1.15%	306	169	201,294	72,368	155,702	80,722	9,473	83,877
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	166	3,764
1.30%	219	440	5,821,438	3,006,818	4,249,221	2,258,566	98,539	576,995
1.35%	-	-	96,487	15,175	13,881	4,682	7,755	48,759
1.40%	171	-	-	500	324	224	2,032	27,468
1.45%	-	-	6,540	-	648	-	1,184	5,738
1.50%	699	622	1,308,589	765,724	674,849	471,851	99,622	739,268
1.55%	-	-	25,363	2,621	2,967	1,903	4,326	36,450
1.60%	29,723	2,657	101,395	45,484	43,860	39,949	47,776	223,441
1.65%	-	-	138,313	105,562	94,984	52,518	11,833	75,562
1.70%	-	-	1,751	-	-	-	104	1,309
1.75%	396	18	2,541,240	1,088,959	1,738,318	933,255	73,222	480,748
1.80%	631	341	244,243	102,563	102,210	62,016	12,530	80,290
1.85%	996	929	848,673	344,365	524,121	294,740	16,344	121,756
1.90%	-	-	-	-	317	-	634	5,083
1.95%	3,738	2,648	1,011,799	601,363	663,560	337,345	96,358	796,283
2.00%	-	-	42,333	14,674	9,049	18,215	3,361	19,694
2.05%	52	-	98,802	93,419	72,038	35,825	2,109	58,683
2.10%	6,298	-	51,897	16,658	42,488	12,429	5,717	47,609
2.15%	-	-	39,208	3,012	16,942	3,556	710	6,457
2.20%	-	68	217,288	137,190	134,534	39,335	20,931	97,597
2.25%	-	-	23,614	20,240	14,080	1,718	3,834	41,711
2.30%	-	-	160,239	29,296	54,105	8,251	6,107	51,077
2.35%	-	-	302	-	-	-	39	2,105
2.40%	1,325	845	209,782	98,500	150,325	44,849	21,617	193,194
2.45%	-	-	50,730	7,494	16,833	2,560	2,821	17,023
2.50%	-	-	181,032	61,291	62,879	52,906	4,878	72,402
2.55%	-	-	-	7,909	422	512	172	34,877
2.60%	-	-	-	-	-	-	43	881
2.65%	-	-	-	17,191	-	-	569	2,125
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	548	718	-	30	668	38,526
2.80%	-	-	-	-	-	-	217	3,009
2.85%	-	-	486	1,198	489	1,200	-	346
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$44,584	$8,737	$13,426,168	$6,667,105	$8,840,533	$4,760,296	$556,140	$3,998,883

	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB

0.40%	$-	$-	$-	$-	$342	$364	$2,219	$-
0.60%	-	-	-	-	212	2	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	1,520
1.05%	-	-	-	-	-	-	-	3,055
1.10%	-	-	-	-	-	-	-	280
1.15%	163	-	-	13,323	-	-	-	14,145
1.20%	-	-	-	-	-	-	-	84
1.25%	-	-	-	-	-	-	-	9,488
1.30%	75,888	24,153	38,064	19,894	-	-	-	2,878
1.35%	618	317	1,327	640	-	-	-	-
1.40%	-	-	-	-	-	-	-	182
1.45%	-	-	-	-	-	-	-	3,460
1.50%	16,518	29,786	24,376	29,416	-	-	-	7,088
1.55%	-	-	-	-	-	-	-	11,583
1.60%	595	42,643	3,664	12,917	-	-	-	2,434
1.65%	3,423	943	301	2,534	-	-	-	-
1.70%	-	-	-	-	-	-	-	1,307
1.75%	23,251	41,433	38,218	15,831	-	-	-	6,195
1.80%	873	7,950	4,264	4,692	-	-	-	12,628
1.85%	4,998	3,980	814	1,045	-	-	-	874
1.90%	-	-	-	-	-	-	-	608
1.95%	13,395	46,399	38,773	44,127	-	-	-	941
2.00%	171	13	-	-	-	-	-	-
2.05%	1,063	467	8	18	-	-	-	3,070
2.10%	3,179	1,282	2,829	665	-	-	-	110
2.15%	-	778	156	2,267	-	-	-	1,573
2.20%	731	5,850	2,446	4,148	-	-	-	247
2.25%	16	-	-	4,097	-	-	-	47
2.30%	202	5,879	10,137	3,026	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	1,487	5,812	13,150	2,738	-	-	-	-
2.45%	45	1,768	119	1,697	-	-	-	-
2.50%	4,993	2,470	1,268	1,014	-	-	-	-
2.55%	-	336	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	269	-	-	-	-	-	-
2.85%	-	-	-	8,700	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$151,609	$222,528	$179,914	$172,789	$554	$366	$2,219	$83,797

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI

0.40%	$930	$352	$-	$-	$-	$-	$1,019	$-
0.60%	213	-	-	-	-	-	-	-
0.65%	-	361	-	-	-	-	1,344	-
0.75%	-	479	-	-	-	-	11,357	-
0.80%	-	315	1,204	-	233	-	345	-
0.85%	-	782	-	-	-	-	8,687	-
0.95%	-	1,583	-	-	-	3,719	9,199	-
1.05%	-	1,967	-	-	-	4,365	3,445	-
1.10%	-	15,167	-	-	-	-	36,939	-
1.15%	-	84,966	-	-	-	10,546	350,232	-
1.20%	-	76	-	-	-	-	852	-
1.25%	-	11,331	-	-	-	5,790	33,914	-
1.30%	-	286,211	333,216	855	160,057	-	869,631	43
1.35%	-	31,449	-	-	-	562	77,596	-
1.40%	-	15,460	123,693	94	49,146	2,814	59,595	75
1.45%	-	7,819	-	-	-	693	35,588	-
1.50%	-	161,162	-	-	-	3,725	215,085	-
1.55%	-	72,823	-	-	-	14,176	268,473	-
1.60%	-	60,005	-	-	-	530	80,116	-
1.65%	-	28,648	-	-	-	-	86,239	-
1.70%	-	9,911	-	-	-	93	10,465	-
1.75%	-	259,745	-	-	-	3,569	729,644	-
1.80%	-	24,744	-	-	-	1,427	77,358	-
1.85%	-	72,494	-	-	-	2,729	129,366	-
1.90%	-	3,166	-	-	-	1,741	8,369	-
1.95%	-	136,345	-	-	-	-	224,794	-
2.00%	-	21,449	-	-	-	-	48,964	-
2.05%	-	25,082	-	-	-	1,136	22,927	-
2.10%	-	22,181	-	-	-	-	43,423	-
2.15%	-	7,465	-	-	-	-	14,637	-
2.20%	-	58,776	-	-	-	451	100,451	-
2.25%	-	2,723	-	-	-	-	5,090	-
2.30%	-	28,534	-	-	-	-	43,318	-
2.35%	-	2,070	-	-	-	-	6,293	-
2.40%	-	27,114	-	-	-	133	12,204	-
2.45%	-	5,388	-	-	-	-	11,232	-
2.50%	-	14,744	-	-	-	-	11,136	-
2.55%	-	18,212	-	-	-	-	5,236	-
2.60%	-	124	-	-	-	-	621	-
2.65%	-	814	-	-	-	-	314	-
2.70%	-	196	-	-	-	-	493	-
2.75%	-	15,894	-	-	-	-	-	-
2.80%	-	1,799	-	-	-	-	90	-
2.85%	-	190	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,143	$1,540,116	$458,113	$949	$209,436	$58,199	$3,656,081	$118

	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI

0.40%	$1,266	$1,108	$492	$865	$-	$3,088	$-	$-
0.60%	80	-	182	-	-	514	-	-
0.65%	-	331	-	730	-	855	-	-
0.75%	-	3,871	-	5,075	-	4,964	-	-
0.80%	1,093	-	-	1,037	1,984	-	-	483
0.85%	-	6,386	-	12,052	-	6,104	-	-
0.95%	-	1,681	-	2,604	-	978	681	-
1.05%	-	1,767	-	5,345	-	7,767	-	-
1.10%	-	27,110	145	9,864	-	9,489	-	-
1.15%	-	172,552	13,528	152,024	-	147,036	4,068	-
1.20%	-	586	-	1,305	-	-	-	-
1.25%	-	20,202	242	14,218	-	15,143	1,817	-
1.30%	88,728	290,342	59,438	218,440	297,943	339,983	-	141,822
1.35%	-	55,696	6,346	39,850	-	48,800	-	-
1.40%	31,293	9,469	498	42,558	97,198	8,795	262	51,804
1.45%	-	21,287	1,956	31,694	-	20,461	365	-
1.50%	-	185,398	45,105	87,912	-	140,618	59	-
1.55%	-	122,954	7,000	132,687	-	100,223	2,048	-
1.60%	-	80,057	9,819	27,660	-	75,787	-	-
1.65%	-	39,086	5,659	15,980	-	28,558	-	-
1.70%	-	6,081	-	4,266	-	13,126	751	-
1.75%	-	375,295	27,333	238,566	-	285,559	3,197	-
1.80%	-	40,499	9,167	30,863	-	31,847	509	-
1.85%	-	65,292	7,659	25,593	-	90,956	172	-
1.90%	-	7,440	336	4,224	-	5,732	-	-
1.95%	-	177,187	58,629	51,245	-	145,248	562	-
2.00%	-	21,450	6,904	14,506	-	17,562	-	-
2.05%	-	49,638	11,204	8,991	-	16,511	-	-
2.10%	-	26,878	7,052	18,693	-	27,573	241	-
2.15%	-	7,648	357	10,783	-	7,563	-	-
2.20%	-	64,948	9,514	21,210	-	40,754	-	-
2.25%	-	4,778	663	1,071	-	2,925	106	-
2.30%	-	24,613	3,356	5,135	-	24,849	-	-
2.35%	-	3,874	37	5,394	-	2,849	-	-
2.40%	-	18,606	12,965	1,691	-	8,803	-	-
2.45%	-	3,256	631	2,652	-	2,431	-	-
2.50%	-	7,664	1,036	454	-	11,866	-	-
2.55%	-	4,230	-	2,448	-	2,671	-	-
2.60%	-	1,052	-	82	-	7,870	-	-
2.65%	-	2,909	1,135	-	-	397	-	-
2.70%	-	1,161	-	447	-	427	-	-
2.75%	-	5,371	538	-	-	1,320	-	-
2.80%	-	4,738	1,952	17	-	-	-	-
2.85%	-	528	605	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	100	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	26	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$122,460	$1,965,019	$311,483	$1,250,357	$397,125	$1,708,002	$14,838	$194,109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2

0.40%	$-	$-	$-	$-	$-	$-	$-	$441
0.60%	-	-	-	-	-	-	-	1,378
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	992
0.80%	-	75	-	5,319	-	1,923	1,056	1,692
0.85%	-	-	-	-	-	-	-	5,783
0.95%	158	-	2,184	-	-	-	-	3,731
1.05%	-	-	617	-	-	-	-	2,247
1.10%	111	-	1,281	-	412	-	-	5,050
1.15%	2,620	-	66,342	-	21,477	-	-	96,948
1.20%	-	-	6,385	-	7,494	-	-	541
1.25%	1,414	-	22,123	-	9,307	-	-	9,448
1.30%	-	72,491	106	3,110,004	-	417,992	1,351,603	183,866
1.35%	-	-	12,518	-	5,905	-	-	35,917
1.40%	70	35,102	16,061	1,242,452	3,799	227,941	282,171	29,280
1.45%	618	-	16,647	-	1,758	-	-	13,881
1.50%	44	-	9,929	-	3,028	-	-	135,109
1.55%	3,382	-	76,494	-	27,202	-	-	105,696
1.60%	337	-	6,152	-	647	-	-	47,974
1.65%	-	-	16,906	-	1,094	-	-	29,418
1.70%	274	-	16,374	-	428	-	-	5,385
1.75%	312	-	55,571	-	8,602	-	-	181,119
1.80%	500	-	13,373	-	5,871	-	-	28,068
1.85%	1,152	-	4,860	-	2,031	-	-	49,910
1.90%	659	-	2,059	-	2,399	-	-	4,010
1.95%	-	-	1,894	-	2,864	-	-	115,748
2.00%	-	-	3,273	-	-	-	-	16,274
2.05%	1,060	-	4,104	-	397	-	-	21,379
2.10%	-	-	2,361	-	172	-	-	32,140
2.15%	-	-	2,563	-	867	-	-	10,247
2.20%	-	-	7,226	-	-	-	-	45,891
2.25%	215	-	739	-	643	-	-	2,433
2.30%	-	-	399	-	219	-	-	15,609
2.35%	-	-	148	-	22	-	-	2,465
2.40%	-	-	159	-	-	-	-	20,022
2.45%	-	-	97	-	-	-	-	2,153
2.50%	-	-	-	-	-	-	-	12,322
2.55%	-	-	-	-	-	-	-	2,466
2.60%	-	-	-	-	-	-	-	54
2.65%	-	-	-	-	-	-	-	298
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	375
2.80%	-	-	-	-	-	-	-	671
2.85%	-	-	-	-	-	-	-	570
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,926	$107,668	$368,945	$4,357,775	$106,638	$647,856	$1,634,830	$1,279,001

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP

0.40%	$1,275	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,622	-	-	-	-	-	-	-
0.75%	2,859	-	-	-	-	-	-	-
0.80%	-	626	-	459	-	1,313	-	11,556
0.85%	9,259	-	-	-	-	-	-	-
0.95%	1,324	-	-	-	-	-	-	-
1.05%	1,015	-	-	-	-	-	-	-
1.10%	39,081	-	61,854	-	210,442	-	1,034	-
1.15%	409,269	-	281,320	-	1,019,042	-	53,733	-
1.20%	1,719	-	1,181	-	3,420	-	104	-
1.25%	49,912	-	10,199	-	49,067	-	23,736	-
1.30%	693,378	57,272	996,720	137,151	1,748,307	123,131	71,174	3,988,588
1.35%	115,986	-	69,683	-	210,850	-	49,772	-
1.40%	19,625	15,254	20,631	8,402	21,697	15,210	699	936,278
1.45%	52,981	-	27,914	-	64,750	-	6,920	-
1.50%	428,709	-	231,975	-	433,529	-	121,234	-
1.55%	301,812	-	148,630	-	483,568	-	70,968	-
1.60%	203,789	-	33,950	-	77,691	-	34,276	-
1.65%	73,079	-	74,597	-	94,441	-	14,008	-
1.70%	14,486	-	11,504	-	13,315	-	4,169	-
1.75%	691,881	-	630,824	-	1,477,647	-	168,127	-
1.80%	95,992	-	32,955	-	58,347	-	11,132	-
1.85%	167,949	-	180,057	-	194,257	-	38,262	-
1.90%	15,237	-	7,643	-	42,869	-	7,033	-
1.95%	397,198	-	151,958	-	315,335	-	155,039	-
2.00%	70,169	-	77,280	-	130,961	-	9,663	-
2.05%	115,534	-	31,459	-	36,477	-	30,857	-
2.10%	55,133	-	13,896	-	60,330	-	16,031	-
2.15%	30,458	-	10,234	-	23,901	-	17,581	-
2.20%	88,590	-	57,942	-	135,320	-	45,424	-
2.25%	10,199	-	7,364	-	5,424	-	3,126	-
2.30%	31,791	-	20,187	-	44,946	-	17,907	-
2.35%	11,823	-	351	-	21,451	-	2,304	-
2.40%	40,121	-	10,291	-	27,667	-	25,221	-
2.45%	13,960	-	2,003	-	10,193	-	1,452	-
2.50%	17,552	-	29,272	-	16,456	-	12,183	-
2.55%	3,872	-	5,787	-	8,006	-	369	-
2.60%	93	-	-	-	-	-	32,723	-
2.65%	961	-	676	-	-	-	-	-
2.70%	799	-	-	-	2,508	-	-	-
2.75%	7,292	-	-	-	-	-	578	-
2.80%	426	-	-	-	-	-	-	-
2.85%	-	-	329	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,288,210	$73,152	$3,240,666	$146,012	$7,042,214	$139,654	$1,046,839	$4,936,422

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$3,680	$-	$1,974	$-	$2,855	$-	$439	$-
0.60%	1,550	-	826	-	1,245	-	-	-
0.65%	904	-	2,462	-	1,133	-	530	-
0.75%	7,319	-	15,521	-	2,781	-	1,085	-
0.80%	-	1,495	-	4,001	-	1,199	-	229
0.85%	6,980	-	20,464	-	11,790	-	2,909	-
0.95%	341	-	2,115	-	2,834	-	426	-
1.05%	3,082	-	3,385	-	5,053	-	1,130	-
1.10%	21,050	-	95,206	-	44,822	-	10,157	-
1.15%	263,998	-	743,514	-	557,891	-	92,233	-
1.20%	7,574	-	6,501	-	1,825	-	553	-
1.25%	24,056	-	46,176	-	51,945	-	12,777	-
1.30%	636,133	155,937	676,711	230,691	521,490	662,917	150,240	58,038
1.35%	86,078	-	155,787	-	176,326	-	23,287	-
1.40%	10,365	63,160	58,262	62,253	22,989	141,606	4,533	13,571
1.45%	37,331	-	92,674	-	63,018	-	17,625	-
1.50%	462,732	-	310,044	-	321,031	-	83,450	-
1.55%	175,525	-	607,561	-	423,624	-	66,565	-
1.60%	202,008	-	93,781	-	144,360	-	22,639	-
1.65%	78,843	-	122,627	-	81,756	-	12,674	-
1.70%	18,069	-	25,567	-	29,880	-	9,317	-
1.75%	618,366	-	1,211,815	-	768,652	-	176,448	-
1.80%	68,664	-	77,615	-	91,110	-	17,212	-
1.85%	221,657	-	153,422	-	176,768	-	36,053	-
1.90%	25,231	-	28,999	-	23,336	-	5,049	-
1.95%	483,534	-	229,818	-	312,167	-	83,568	-
2.00%	77,180	-	112,060	-	59,057	-	9,604	-
2.05%	121,181	-	27,765	-	50,810	-	9,190	-
2.10%	66,536	-	58,463	-	71,262	-	15,811	-
2.15%	15,672	-	47,855	-	39,099	-	3,429	-
2.20%	111,399	-	78,539	-	107,158	-	22,493	-
2.25%	6,386	-	9,524	-	9,236	-	1,129	-
2.30%	55,564	-	41,840	-	55,078	-	12,814	-
2.35%	8,931	-	40,933	-	11,807	-	3,909	-
2.40%	93,325	-	26,641	-	48,475	-	11,190	-
2.45%	11,258	-	15,431	-	7,056	-	2,559	-
2.50%	16,988	-	24,457	-	16,264	-	6,699	-
2.55%	41,028	-	7,803	-	4,760	-	1,048	-
2.60%	894	-	586	-	1,203	-	891	-
2.65%	5,731	-	2,190	-	3,134	-	2,484	-
2.70%	566	-	2,371	-	723	-	408	-
2.75%	35,047	-	106	-	874	-	110	-
2.80%	4,019	-	196	-	960	-	195	-
2.85%	1,593	-	-	-	1,048	-	124	-
2.90%	-	-	312	-	-	-	-	-
2.95%	-	-	530	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	135	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,138,368	$220,592	$5,280,564	$296,945	$4,328,685	$805,722	$934,986	$71,838

	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.40%	$724	$-	$296	$1,656	$-	$-	$357	$984
0.60%	3,004	-	-	1,444	-	-	3,169	205
0.65%	160	-	775	-	-	-	155	66
0.75%	6,363	-	1,911	-	82	575	1,994	752
0.80%	881	-	656	-	328	268	1,013	26
0.85%	4,283	-	6,380	-	84	95	2,603	204
0.95%	2,596	2,951	3,976	-	203	2,118	1,785	128
1.05%	3,689	2,993	2,461	-	560	863	2,705	450
1.10%	21,911	1,659	27,717	-	2,823	19,385	7,305	2,983
1.15%	262,894	121,629	240,893	-	26,614	138,784	142,763	34,332
1.20%	124	1,058	12,555	-	59	882	474	-
1.25%	37,312	37,823	25,202	-	2,334	17,965	13,693	6,842
1.30%	535,204	2,262	179,987	-	19,803	30,018	311,834	169,914
1.35%	163,793	29,085	70,205	-	7,315	29,363	61,483	23,384
1.40%	118,779	16,589	38,411	-	9,254	13,784	62,531	6,962
1.45%	38,431	28,464	33,411	-	3,141	25,161	41,223	8,015
1.50%	494,105	28,140	70,070	-	7,155	32,258	231,026	246,210
1.55%	222,719	190,630	242,857	-	44,690	135,659	109,198	42,068
1.60%	336,151	14,842	41,219	-	2,477	14,866	212,145	145,991
1.65%	98,421	11,729	38,352	-	2,017	13,141	49,977	30,504
1.70%	17,334	10,897	12,325	-	889	17,694	8,503	2,108
1.75%	600,580	59,770	326,288	-	26,971	148,974	290,833	264,434
1.80%	150,486	60,266	28,938	-	4,611	21,558	104,248	48,524
1.85%	95,475	10,742	33,036	-	1,862	17,614	60,708	35,976
1.90%	1,374	13,577	6,558	-	1,678	9,822	707	-
1.95%	425,360	15,825	53,981	-	6,557	21,616	199,742	249,062
2.00%	34,704	287	39,412	-	1,055	18,337	15,016	16,363
2.05%	35,773	8,953	9,201	-	481	2,258	20,831	36,204
2.10%	58,868	6,367	20,588	-	1,426	12,675	13,384	15,701
2.15%	24,003	4,437	18,237	-	2,183	7,906	16,022	4,379
2.20%	64,662	6,760	24,348	-	227	11,598	60,488	68,506
2.25%	34,013	764	2,576	-	81	2,603	6,486	5,032
2.30%	43,081	981	11,809	-	1,440	11,205	18,819	43,039
2.35%	244	449	13,366	-	159	7,705	407	3,100
2.40%	106,023	76	1,814	-	98	855	22,315	43,335
2.45%	20,901	156	5,024	-	316	2,600	3,306	5,672
2.50%	3,684	221	4,897	-	143	7,823	4,239	11,212
2.55%	25,473	19	1,776	-	-	1,671	4,454	5,441
2.60%	682	-	1,096	-	-	2,039	809	-
2.65%	2,323	558	343	-	234	132	1,057	3,032
2.70%	-	-	1,503	-	-	913	-	-
2.75%	20,237	-	1	-	-	769	40	431
2.80%	1,433	-	25	-	-	18	-	133
2.85%	580	-	-	-	-	-	221	-
2.90%	-	-	101	-	-	-	-	-
2.95%	-	-	191	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	39	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,118,837	$690,959	$1,654,807	$3,100	$179,350	$803,570	$2,110,068	$1,581,704

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS	AMTP

0.40%	$1,150	$692	$340	$21	$-	$-	$-	$-
0.60%	848	627	55	-	-	-	-	-
0.65%	-	-	-	1,279	-	-	-	-
0.75%	-	-	-	5,688	-	-	-	-
0.80%	-	-	-	280	-	-	38	-
0.85%	-	-	-	5,222	-	-	-	-
0.95%	-	-	-	4,118	-	-	58	-
1.05%	-	-	-	849	-	-	164	-
1.10%	-	-	-	33,480	-	-	80	-
1.15%	-	-	-	229,760	-	-	1,002	-
1.20%	-	-	-	2,788	-	-	11	-
1.25%	-	-	-	14,519	-	-	425	-
1.30%	-	-	-	234,684	-	16	758	-
1.35%	-	-	-	55,958	-	-	168	-
1.40%	-	-	-	105,041	-	15	1,018	184
1.45%	-	-	-	36,391	-	-	124	-
1.50%	-	-	-	45,045	704	-	205	-
1.55%	-	-	-	203,695	-	-	1,063	-
1.60%	-	-	-	21,045	2	-	90	-
1.65%	-	-	-	61,622	-	-	9	-
1.70%	-	-	-	10,715	-	-	22	-
1.75%	-	-	-	350,137	139	-	640	-
1.80%	-	-	-	42,548	260	-	69	-
1.85%	-	-	-	33,531	15	-	29	-
1.90%	-	-	-	12,727	-	-	-	-
1.95%	-	-	-	52,510	-	-	83	-
2.00%	-	-	-	32,919	-	-	20	-
2.05%	-	-	-	6,188	-	-	4	-
2.10%	-	-	-	14,088	-	-	40	-
2.15%	-	-	-	16,906	365	-	49	-
2.20%	-	-	-	23,637	-	-	365	-
2.25%	-	-	-	4,557	195	-	-	-
2.30%	-	-	-	15,157	-	-	390	-
2.35%	-	-	-	18,926	-	-	-	-
2.40%	-	-	-	5,013	-	-	151	-
2.45%	-	-	-	2,812	-	-	32	-
2.50%	-	-	-	3,219	-	-	18	-
2.55%	-	-	-	607	-	-	-	-
2.60%	-	-	-	1,136	-	-	-	-
2.65%	-	-	-	1,204	-	-	-	-
2.70%	-	-	-	648	-	-	-	-
2.75%	-	-	-	1,658	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	182	-	-	-	-
2.95%	-	-	-	70	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,998	$1,319	$395	$1,712,580	$1,680	$31	$7,125	$184

	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG	OVGI

0.40%	$-	$-	$-	$-	$436	$-	$1,734	$1,481
0.60%	-	-	-	-	3,169	-	2,645	644
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	1,904	-	-
0.80%	143	-	434	578	3,240	-	-	347
0.85%	-	-	-	-	-	1,896	-	-
0.95%	10,829	-	-	-	-	11,480	-	-
1.05%	863	-	-	-	-	8,372	-	-
1.10%	3,929	39	-	-	-	4,797	-	-
1.15%	62,043	8,447	-	-	-	207,542	-	-
1.20%	-	-	-	-	-	1,381	-	-
1.25%	5,974	323	-	-	-	58,081	-	-
1.30%	59,620	55,811	300,370	214,383	1,462,750	171,785	-	133,686
1.35%	26,518	1,475	-	-	-	91,722	-	-
1.40%	15,583	2,639	138,001	124,413	622,327	13,657	-	31,547
1.45%	7,058	3,460	-	-	-	45,738	-	-
1.50%	10,470	48,952	-	-	-	206,856	-	-
1.55%	40,592	5,990	-	-	-	160,272	-	-
1.60%	5,384	11,072	-	-	-	78,293	-	-
1.65%	983	5,453	-	-	-	19,455	-	-
1.70%	10,382	460	-	-	-	8,609	-	-
1.75%	33,044	36,140	-	-	-	198,848	-	-
1.80%	3,930	4,744	-	-	-	46,139	-	-
1.85%	1,789	13,947	-	-	-	32,705	-	-
1.90%	8,556	50	-	-	-	3,763	-	-
1.95%	2,975	81,592	-	-	-	138,849	-	-
2.00%	1,840	1,449	-	-	-	7,461	-	-
2.05%	2,745	8,726	-	-	-	16,657	-	-
2.10%	1,444	2,348	-	-	-	20,690	-	-
2.15%	3,043	3,172	-	-	-	3,968	-	-
2.20%	1,378	6,973	-	-	-	58,807	-	-
2.25%	730	363	-	-	-	1,070	-	-
2.30%	1,943	9,732	-	-	-	17,655	-	-
2.35%	1,882	58	-	-	-	1,129	-	-
2.40%	225	13,918	-	-	-	41,297	-	-
2.45%	-	328	-	-	-	3,494	-	-
2.50%	-	3,937	-	-	-	6,148	-	-
2.55%	-	144	-	-	-	5,528	-	-
2.60%	-	-	-	-	-	4,203	-	-
2.65%	206	-	-	-	-	313	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	523	-	-
2.80%	-	549	-	-	-	39	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$326,101	$332,291	$438,805	$339,374	$2,091,922	$1,701,126	$4,379	$167,705

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD

0.40%	$660	$-	$316	$-	$-	$-	$851	$211
0.60%	-	-	-	-	-	-	1,024	-
0.65%	2,315	-	486	-	-	-	-	-
0.75%	4,710	-	1,372	-	-	32	3,250	918
0.80%	-	960	-	686	432	-	-	1
0.85%	8,510	-	2,627	-	-	487	561	1,298
0.95%	1,999	-	2,912	-	-	602	-	-
1.05%	1,041	-	3,820	-	-	1,062	-	181
1.10%	52,087	-	10,413	-	-	297	660	2,514
1.15%	423,975	-	132,529	-	-	28,482	34,695	21,219
1.20%	4,939	-	94	-	-	226	-	-
1.25%	34,653	-	11,912	-	-	2,729	775	3,456
1.30%	238,381	78,812	191,365	120,389	18,362	-	69,731	39,663
1.35%	108,999	-	57,367	-	-	7,975	17,050	11,415
1.40%	39,298	21,382	6,922	18,455	7,199	3,215	3,435	4,524
1.45%	34,611	-	18,775	-	-	6,423	3,501	3,482
1.50%	173,972	-	140,224	-	-	6,182	108,625	36,079
1.55%	451,948	-	132,986	-	-	24,257	18,512	20,220
1.60%	71,303	-	44,126	-	-	24,785	97,132	29,298
1.65%	60,025	-	22,934	-	-	2,867	18,674	6,676
1.70%	19,871	-	4,554	-	-	682	1,649	341
1.75%	757,700	-	233,120	-	-	12,743	138,266	56,012
1.80%	51,399	-	47,114	-	-	10,049	33,206	8,026
1.85%	120,917	-	77,181	-	-	983	12,457	4,352
1.90%	9,318	-	11,754	-	-	1,270	-	-
1.95%	147,506	-	122,055	-	-	3,267	76,798	18,559
2.00%	76,330	-	16,753	-	-	1,257	12,044	2,249
2.05%	21,924	-	35,546	-	-	200	11,468	7,266
2.10%	37,675	-	41,938	-	-	638	20,993	4,440
2.15%	33,148	-	6,344	-	-	503	2,878	3,692
2.20%	49,083	-	40,332	-	-	228	35,751	14,406
2.25%	6,092	-	1,839	-	-	1,200	3,619	2,032
2.30%	31,868	-	19,967	-	-	72	12,632	6,555
2.35%	30,683	-	3,800	-	-	-	-	-
2.40%	19,668	-	24,761	-	-	7	15,341	4,209
2.45%	10,144	-	3,885	-	-	301	1,077	771
2.50%	11,885	-	4,072	-	-	-	4,385	1,384
2.55%	12,231	-	8,532	-	-	-	3,744	1,827
2.60%	2,262	-	6,707	-	-	-	361	-
2.65%	567	-	5,254	-	-	-	-	-
2.70%	2,427	-	-	-	-	-	-	-
2.75%	2,400	-	380	-	-	13	1,131	308
2.80%	740	-	217	-	-	-	-	-
2.85%	-	-	148	-	-	-	-	-
2.90%	206	-	-	-	-	-	-	-
2.95%	545	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	122	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,170,137	$101,154	$1,497,433	$139,530	$25,993	$143,034	$766,276	$317,584

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB	PVTIGB	PVTVB

0.40%	$7,208	$8,865	$306	$49	$277	$-	$-	$-
0.60%	2,228	2,321	14	584	224	-	-	-
0.65%	4,208	4,379	-	-	-	-	-	-
0.75%	15,422	10,476	-	-	-	-	-	-
0.80%	335	-	-	-	-	-	-	-
0.85%	30,178	17,337	-	-	-	-	-	-
0.95%	4,972	1,522	-	-	-	-	-	320
1.05%	5,436	1,848	-	-	-	171	-	15
1.10%	60,659	5,468	-	4	-	11	-	-
1.15%	465,430	222,911	-	2,471	-	6,566	591	5,471
1.20%	1,996	96	-	-	-	-	-	-
1.25%	28,929	6,696	-	2	-	1,244	302	3,158
1.30%	1,561,593	1,193,152	-	11,580	-	-	-	-
1.35%	137,663	105,087	-	296	-	833	-	58
1.40%	63,971	27,981	-	-	-	385	349	685
1.45%	54,056	34,203	-	720	-	1,067	335	979
1.50%	506,475	473,832	-	9,813	-	955	336	209
1.55%	370,827	88,365	-	449	-	9,061	213	3,774
1.60%	209,020	321,284	-	5,199	-	-	39	5,130
1.65%	121,193	89,076	-	971	-	144	-	90
1.70%	11,804	1,216	-	-	-	462	-	808
1.75%	1,326,404	1,020,949	-	4,583	-	8,414	466	409
1.80%	98,241	110,776	-	3,685	-	835	193	2,002
1.85%	309,660	256,627	-	7,361	-	421	267	382
1.90%	14,109	3,581	-	-	-	620	-	433
1.95%	427,434	341,411	-	15,317	-	797	-	-
2.00%	76,963	26,262	-	216	-	-	-	-
2.05%	75,225	95,700	-	151	-	-	674	-
2.10%	67,179	59,328	-	335	-	1,779	-	-
2.15%	27,248	25,686	-	830	-	-	-	-
2.20%	131,639	158,418	-	1,980	-	-	-	14
2.25%	14,786	8,421	-	195	-	50	-	11
2.30%	93,421	99,687	-	84	-	-	-	-
2.35%	22,480	5,075	-	-	-	-	-	-
2.40%	23,977	54,408	-	8,351	-	-	-	-
2.45%	13,837	9,495	-	100	-	314	-	-
2.50%	18,688	16,928	-	97	-	-	-	-
2.55%	15,272	12,215	-	-	-	-	-	-
2.60%	180	2,987	-	-	-	-	-	-
2.65%	3,149	1,518	-	-	-	-	-	-
2.70%	1,511	519	-	-	-	-	-	-
2.75%	1,276	878	-	-	-	-	-	-
2.80%	394	722	-	-	-	-	-	-
2.85%	1,707	1,797	-	-	-	-	-	-
2.90%	77	-	-	-	-	-	-	-
2.95%	422	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	53	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,428,935	$4,929,503	$320	$75,423	$501	$34,129	$3,765	$23,948

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACEG2	VYDS	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM

0.40%	$-	$-	$1,248	$806	$1,351	$165	$-	$-
0.60%	-	-	97	709	1,888	1,313	-	-
0.65%	-	-	-	-	335	-	-	-
0.75%	-	-	-	-	8,866	2,142	-	-
0.80%	563	-	-	-	4,203	13	45	1,562
0.85%	-	-	-	-	26,715	899	-	-
0.95%	858	-	-	-	11,368	225	-	-
1.05%	1,606	-	-	-	5,595	-	-	-
1.10%	798	-	-	37	8,215	483	-	-
1.15%	13,812	174	-	25,641	258,910	25,820	-	-
1.20%	12	-	-	-	1,081	-	-	-
1.25%	2,552	4,153	-	267	18,093	407	-	-
1.30%	4,956	-	-	55,198	895,993	80,278	80,471	210,439
1.35%	2,382	1,086	-	3,453	107,631	8,097	-	-
1.40%	3,465	-	-	918	185,374	7,302	44,397	80,976
1.45%	852	-	-	118	35,833	260	-	-
1.50%	3,059	-	-	28,052	429,700	48,369	-	-
1.55%	16,370	62	-	1,175	230,923	36,503	-	-
1.60%	1,269	-	-	19,027	226,310	29,585	-	-
1.65%	168	-	-	1,573	112,899	7,167	-	-
1.70%	5,134	-	-	-	39,862	690	-	-
1.75%	8,079	-	-	26,837	468,200	46,456	-	-
1.80%	1,527	-	-	4,761	107,077	9,362	-	-
1.85%	1,693	-	-	4,347	189,782	17,886	-	-
1.90%	2,901	-	-	-	18,833	254	-	-
1.95%	2,767	-	-	40,312	366,298	41,413	-	-
2.00%	714	-	-	1,399	39,688	3,442	-	-
2.05%	1,259	-	-	3,858	108,728	29,273	-	-
2.10%	1,088	-	-	2,432	88,621	19,481	-	-
2.15%	2,071	-	-	1,105	13,839	1,307	-	-
2.20%	2,116	-	-	16,184	109,241	21,852	-	-
2.25%	37	-	-	1,887	6,846	759	-	-
2.30%	179	-	-	998	38,186	7,840	-	-
2.35%	127	-	-	-	6,225	740	-	-
2.40%	426	-	-	12,248	96,232	7,304	-	-
2.45%	101	-	-	1,202	3,065	654	-	-
2.50%	40	-	-	592	26,456	1,037	-	-
2.55%	-	-	-	371	28,453	2,929	-	-
2.60%	-	-	-	-	246	-	-	-
2.65%	-	-	-	-	11,079	346	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	6,475	138	-	-
2.80%	-	-	-	-	9,321	520	-	-
2.85%	-	-	-	-	2,855	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$82,981	$5,475	$1,345	$255,507	$4,356,891	$462,711	$124,913	$292,977

	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP

0.40%	$-	$28,473	$6,360	$19,412	$1,791	$725	$3,541	$154
0.60%	-	8,818	1,545	5,307	4,677	3,198	2,005	39
0.65%	-	-	-	-	40	-	153	-
0.75%	779	-	-	-	4,173	1,249	551	-
0.80%	1,360	-	-	-	1,118	-	-	-
0.85%	99	-	-	-	360	1,012	274	-
0.95%	-	-	-	-	403	-	-	-
1.05%	7	-	-	-	1,124	-	-	-
1.10%	2,152	-	-	-	8,436	1,237	273	-
1.15%	6,365	-	-	-	106,696	67,846	27,167	-
1.20%	-	-	-	-	17	64	-	-
1.25%	1,199	-	-	-	23,782	3,735	1,356	-
1.30%	229,376	-	-	-	418,096	197,891	134,234	-
1.35%	3,328	-	-	-	80,362	29,397	27,438	-
1.40%	61,083	-	-	-	32,702	21,490	7,077	-
1.45%	1,345	-	-	-	16,333	16,431	5,693	-
1.50%	10,899	-	-	-	658,904	185,232	144,626	-
1.55%	16,254	-	-	-	127,030	46,471	13,432	-
1.60%	4,301	-	-	-	437,483	191,333	102,709	-
1.65%	2,688	-	-	-	71,658	33,885	14,283	-
1.70%	28	-	-	-	4,539	903	812	-
1.75%	8,065	-	-	-	701,850	173,769	177,855	-
1.80%	9,849	-	-	-	183,867	47,989	31,991	-
1.85%	4,540	-	-	-	56,120	108,773	26,985	-
1.90%	-	-	-	-	2,513	17,566	2,563	-
1.95%	3,015	-	-	-	589,169	154,499	126,319	-
2.00%	967	-	-	-	68,904	23,281	6,031	-
2.05%	4,053	-	-	-	46,765	51,799	22,257	-
2.10%	2,917	-	-	-	79,969	17,889	11,081	-
2.15%	848	-	-	-	37,883	4,922	2,605	-
2.20%	20,290	-	-	-	231,928	49,073	37,780	-
2.25%	108	-	-	-	26,469	4,120	2,188	-
2.30%	2,736	-	-	-	58,764	27,567	26,714	-
2.35%	1,036	-	-	-	1,443	5,147	1,134	-
2.40%	517	-	-	-	131,200	55,367	31,824	-
2.45%	498	-	-	-	14,994	3,991	1,737	-
2.50%	-	-	-	-	11,086	3,348	5,444	-
2.55%	-	-	-	-	13,819	9,062	2,765	-
2.60%	-	-	-	-	405	501	-	-
2.65%	-	-	-	-	5,654	5,400	1,611	-
2.70%	-	-	-	-	-	-	-	-
2.75%	3,294	-	-	-	2,628	1,149	1,013	-
2.80%	-	-	-	-	132	286	-	-
2.85%	-	-	-	-	1,804	501	459	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$403,996	$37,291	$7,905	$24,719	$4,267,090	$1,568,098	$1,005,980	$193

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV

0.40%	$13,307	$125,074	$204,403	$30,214	$-	$-	$537	$-
0.60%	161	4,552	1,637	543	-	-	1,334	-
0.65%	-	-	-	-	-	-	146	-
0.75%	-	-	-	-	-	-	612	-
0.80%	-	-	-	-	-	-	348	-
0.85%	-	-	-	-	-	-	3,855	-
0.95%	-	-	-	-	-	-	1,957	-
1.05%	-	-	-	-	-	-	1,414	-
1.10%	-	-	-	-	-	-	12,261	66
1.15%	-	-	-	-	-	-	50,671	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	5,076	-
1.30%	-	-	-	-	-	3,662	217,291	-
1.35%	-	-	-	-	-	-	21,986	-
1.40%	-	-	-	-	548	253	12,210	-
1.45%	-	-	-	-	-	-	7,091	-
1.50%	-	-	-	-	-	-	120,007	-
1.55%	-	-	-	-	-	-	61,356	-
1.60%	-	-	-	-	-	-	58,949	-
1.65%	-	-	-	-	-	-	42,780	-
1.70%	-	-	-	-	-	-	1,741	-
1.75%	-	-	-	-	-	-	217,495	-
1.80%	-	-	-	-	-	-	26,557	-
1.85%	-	-	-	-	-	-	40,444	-
1.90%	-	-	-	-	-	-	2,774	-
1.95%	-	-	-	-	-	-	123,383	-
2.00%	-	-	-	-	-	-	14,429	-
2.05%	-	-	-	-	-	-	23,724	-
2.10%	-	-	-	-	-	-	26,340	-
2.15%	-	-	-	-	-	-	2,145	-
2.20%	-	-	-	-	-	-	32,481	-
2.25%	-	-	-	-	-	-	2,938	-
2.30%	-	-	-	-	-	-	20,050	-
2.35%	-	-	-	-	-	-	2,127	-
2.40%	-	-	-	-	-	-	28,603	-
2.45%	-	-	-	-	-	-	2,388	-
2.50%	-	-	-	-	-	-	6,043	-
2.55%	-	-	-	-	-	-	3,463	-
2.60%	-	-	-	-	-	-	4,668	-
2.65%	-	-	-	-	-	-	1,583	-
2.70%	-	-	-	-	-	-	170	-
2.75%	-	-	-	-	-	-	938	-
2.80%	-	-	-	-	-	-	2,850	-
2.85%	-	-	-	-	-	-	504	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,468	$129,626	$206,040	$30,757	$548	$3,915	$1,207,719	$66

	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR	FOPR	FO2R	AMTG

0.40%	$-	$-	$12	$-	$-	$-	$194	$-
0.60%	-	-	77	-	-	-	-	-
0.65%	-	-	16	-	-	-	264	-
0.75%	-	-	146	-	-	-	463	-
0.80%	-	-	-	-	190	361	-	-
0.85%	-	-	134	-	-	-	1,446	-
0.95%	-	-	-	138	-	-	205	-
1.05%	-	-	-	-	-	-	552	-
1.10%	-	-	20	26	-	-	4,991	-
1.15%	357	74	1,923	4,265	-	-	43,843	-
1.20%	-	-	-	20	-	-	274	-
1.25%	3,501	-	4	2,660	-	-	3,695	-
1.30%	-	-	12,832	120	51,310	84,758	64,988	91
1.35%	-	-	606	662	-	-	11,538	-
1.40%	-	207	137	405	23,253	16,901	1,471	80
1.45%	-	-	322	885	-	-	8,123	-
1.50%	-	-	4,313	2,558	-	-	33,835	-
1.55%	-	-	246	4,697	-	-	34,073	-
1.60%	-	230	1,180	536	-	-	10,142	-
1.65%	-	-	700	82	-	-	6,463	-
1.70%	-	-	37	817	-	-	4,413	-
1.75%	-	38	6,127	3,264	-	-	89,445	-
1.80%	-	-	269	796	-	-	7,227	-
1.85%	-	-	1,295	1,344	-	-	17,116	-
1.90%	-	-	8	615	-	-	2,369	-
1.95%	-	-	2,276	326	-	-	33,993	-
2.00%	-	-	140	-	-	-	5,971	-
2.05%	-	-	495	1,206	-	-	4,428	-
2.10%	-	-	333	254	-	-	7,322	-
2.15%	-	-	-	260	-	-	2,021	-
2.20%	-	-	2,351	283	-	-	11,320	-
2.25%	-	-	-	-	-	-	443	-
2.30%	-	-	386	58	-	-	6,104	-
2.35%	-	-	10	69	-	-	3,037	-
2.40%	-	-	323	-	-	-	3,635	-
2.45%	-	-	-	-	-	-	1,303	-
2.50%	-	-	144	-	-	-	3,144	-
2.55%	-	-	414	10	-	-	514	-
2.60%	-	-	-	-	-	-	660	-
2.65%	-	-	122	-	-	-	1,081	-
2.70%	-	-	-	-	-	-	518	-
2.75%	-	-	-	-	-	-	56	-
2.80%	-	-	-	-	-	-	95	-
2.85%	-	-	-	-	-	-	61	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,858	$549	$37,398	$26,356	$74,753	$102,020	$432,836	$171

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

AMFAS

0.40%	$-
0.60%	-
0.65%	-
0.75%	-
0.80%	226
0.85%	-
0.95%	359
1.05%	344
1.10%	926
1.15%	5,046
1.20%	66
1.25%	3,030
1.30%	4,570
1.35%	1,096
1.40%	6,389
1.45%	721
1.50%	1,456
1.55%	7,249
1.60%	414
1.65%	573
1.70%	387
1.75%	4,674
1.80%	721
1.85%	307
1.90%	-
1.95%	556
2.00%	279
2.05%	97
2.10%	348
2.15%	479
2.20%	2,119
2.25%	-
2.30%	2,350
2.35%	71
2.40%	932
2.45%	252
2.50%	110
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.40%	-

$46,147

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $863,623,573 and $971,905,312, respectively, and total transfers from the Account to the fixed account were $174,110,991 and $173,561,568, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,029,980 and $14,025,741 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $10,475,963 and $3,350,109 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,535,371 and $6,518,850 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$45,303,781,661	$-	$-	$45,303,781,661

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$60,825	$229,868
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	10,882	26,092
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	5,890,580	1,245,636
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III ( AAEIP3 )	2,517	1
VP Inflation Protection Fund - Class I ( ACVIP1 )	148,720	34,472
Growth Fund - Class 1 ( AFGF )	2,756,844	1,987,880
High-Income Bond Fund - Class 1 ( AFHY )	709,569	1,136,145
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	45,324,627	55,608,774
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	36,010	172,577
BlackRock High Yield V.I. Fund -Class III ( BRVHY3 )	5,437,382	798,346
BlackRock Total Return V.I. Fund -Class III ( BRVTR3 )	61,581,517	635,744
BlackRock Equity Dividend V.I. Fund - Class III ( BRVED3 )	63,514,859	14,043
Global Allocation V.I. Fund - Class III ( MLVGA3 )	83,635,692	12,841,968
Money Market Portfolio(TM) ( CHSMM )	8,191,371	8,033,400
VIP Value Series: Service Class ( DWVVLS )	257,401	232,482
VIP Small Cap Value Series: Service Class ( DWVSVS )	14,788,320	3,687,792
Stock Index Fund, Inc. - Initial Shares ( DSIF )	11,690,831	28,063,816
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,933,379	34,173,590
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	6,615,568	5,289,841
Floating-Rate Income Fund ( ETVFR )	42,055,919	36,321,955
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	317,913	260,830
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,866,553	813,783
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares ( GVSIA )	7,725	3
VA Situs Fund ( HVSIT )	5,881,929	14,027,982
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,744,734	2,618,137
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	4,385,869	5,556,664
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	40,581	22,810
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,304,146	5,203,931
Balanced Portfolio: Service Shares ( JABS )	1,148,351	1,836,949
Enterprise Portfolio: Service Shares ( JAMGS )	153,116	16,040
Flexible Bond Portfolio: Service Shares ( JAFBS )	20,094,733	1,057,455
Forty Portfolio: Service Shares ( JACAS )	38,800,810	27,783,389
Global Technology Portfolio: Service Shares ( JAGTS )	35,245,598	9,451,379
Overseas Portfolio: Service Shares ( JAIGS )	7,793,537	13,367,635
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	12,219,766	4,825,095
MFS Massachusetts Investors Growth Stock Portfolio - Service Class ( M2IGSS )	7,874,043	1,198,594
New Discovery Series - Service Class ( MNDSC )	7,524,930	3,732,179
Utilities Series - Service Class ( MVUSC )	74,649	14,873
Value Series - Service Class ( MVFSC )	45,406,470	39,125,082
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	51,294,659	16,327,353
UIF, Inc. - Global Infrastructure Portfolio- Class II ( MSGI2 )	1,526,617	58,513
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	703,266	1,097,315
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,353,424	4,303,717
Emerging Markets Debt Portfolio - Class I ( MSEM )	110,396	347,697
Emerging Markets Debt Portfolio - Class II ( MSEMB )	81,078	245,082
Global Real Estate Portfolio - Class II ( VKVGR2 )	344,857	206,168
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,292	3,565
U.S. Real Estate Portfolio - Class II ( MSVREB )	45	615
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	51,041,647	1,356,724
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	442,001,807	2,039,968
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	7,607,146	9,248,516
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,730,247	25,090,463
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	477,836,389	98,620,363
American Funds NVIT Bond Fund - Class II ( GVABD2 )	280,208,998	42,367,053
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	63,957,365	16,015,826
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	58,636,494	20,073,697
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	386,581,331	84,955,879
Federated NVIT High Income Bond Fund - Class I ( HIBF )	40,465,279	38,495,840
NVIT Emerging Markets Fund - Class I ( GEM )	430,705	2,174,158
NVIT Emerging Markets Fund - Class II ( GEM2 )	12,402,819	10,484,261
NVIT International Equity Fund - Class I ( GIG )	980,146	3,259,625
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	10,040,393	4,680,644
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	7,249,979	9,846,352
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	3,506,761	5,705,697
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	870,316	607,626
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	28,017,245	28,501,871
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	18,599,508	5,392,905
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	222,583,673	67,273,409
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	288,311,870	213,889,251
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	100,051,218	85,650,989
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	249,512,259	182,588,705
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	61,743,920	38,437,891
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	72,629,346	50,184,959
NVIT Core Bond Fund - Class I ( NVCBD1 )	534,135	956,815
NVIT Core Bond Fund - Class II ( NVCBD2 )	17,866,200	19,363,353
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	15,240,712	12,246,730
NVIT Nationwide Fund - Class I ( TRF )	2,333,204	16,027,467
NVIT Nationwide Fund - Class II ( TRF2 )	9,565,204	30,346,325
NVIT Government Bond Fund - Class I ( GBF )	44,288,672	74,732,307
American Century NVIT Growth Fund - Class I ( CAF )	5,128,494	4,527,949
American Century NVIT Growth Fund -Class II ( CAF2 )	22,961,139	8,190,418
NVIT International Index Fund - Class II ( GVIX2 )	271,812	6,992
NVIT International Index Fund - Class VIII ( GVIX8 )	18,464,176	4,668,587
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	12,855,099	37,192,402
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	187,041,708	25,000,835
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	113,586,922	74,517,889
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	100,822,553	89,074,840
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	161,523,065	250,147,882
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	40,276,919	163,983,346
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	71,070,511	64,029,998
NVIT Mid Cap Index Fund - Class I ( MCIF )	34,600,834	14,661,422
NVIT Money Market Fund - Class I ( SAM )	244,223,997	271,935,827
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	2,010,111	5,498,679
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	14,223,047	23,740,120
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	237,402	757,916
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	8,563,106	8,991,507
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,648,781	2,153,772
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	17,346,317	17,573,152
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,070,069	1,396,337
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,378,435	12,998,109
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	26,773,415	21,774,825
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	47,328,622	30,779,574
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	204,511	7,745
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	41,266,332	41,933,294
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,454,732	1,637,105
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	16,884,864	8,198,520
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,524,447	5,186,284
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	9,728,616	6,682,921
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	7,559,704	9,636,339
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	6,798,239	7,693,079
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	24,200,344	22,330,486
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	31,878,780	21,188,140
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	55,699,588	47,762,686
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	43,657,497	34,372,159
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	37,644,838	28,518,016
Invesco NVIT Comstock Value Fund - Class I ( EIF )	68,247	219,604
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	20,855,222	25,131,851
NVIT Real Estate Fund - Class I ( NVRE1 )	14,181,354	14,466,864
NVIT Real Estate Fund - Class II ( NVRE2 )	36,073,220	31,455,847
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	3,998,154	114,046
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	2,349,753	525,573
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	247,562,374	9,675,247
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	125,640,205	10,340,335
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	243,444,909	1,568,604
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	105,254,924	4,145,528
NVIT Small Cap Index Fund Class II ( NVSIX2 )	22,633,378	2,340,482
NVIT S&P 500 Index Fund Class II ( GVEX2 )	140,790,388	11,706,484
NW BlkRkNVITMgdGlblAllocII ( NVMGA2 )	50,265,315	64,532
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	2,936,047	554,523
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	5,445,449	722,179
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,203,688	1,678,088
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	32,915	11,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Real Return Portfolio - Advisor Class ( PMVRA )	$95,791	$1,148
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	150,855	93,783
VPS Growth and Income Portfolio - Class B ( ALVGIB )	233,411	1,186,662
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	127,674	17,789
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,364,350	10,015,339
VP Balanced Fund - Class I ( ACVB )	4,490,681	5,057,048
VP Capital Appreciation Fund - Class I ( ACVCA )	9,305	15,078
VP Income & Growth Fund - Class I ( ACVIG )	2,243,019	2,890,200
VP Income & Growth Fund - Class II ( ACVIG2 )	587,142	1,575,018
VP Inflation Protection Fund - Class II ( ACVIP2 )	24,523,008	42,071,708
VP International Fund - Class I ( ACVI )	806	1,557
VP Mid Cap Value Fund - Class I ( ACVMV1 )	1,329,258	2,725,785
VP Mid Cap Value Fund - Class II ( ACVMV2 )	26,829,935	22,934,268
VP Value Fund - Class I ( ACVV )	59	58
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	22,418,745	5,159,131
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,740,845	19,473,776
Appreciation Portfolio - Initial Shares ( DCAP )	2,275,067	5,008,328
Appreciation Portfolio - Service Shares ( DCAPS )	11,969,961	17,354,627
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	53,509	203,327
Growth and Income Portfolio - Initial Shares ( DGI )	1,626,603	1,933,239
Managed Tail Risk Fund II: Service Shares ( FCA2S )	36,792	146,008
Quality Bond Fund II - Primary Shares ( FQB )	690,071	1,669,522
Quality Bond Fund II - Service Shares ( FQBS )	1,417,569	5,314,329
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	7,241	7,268
Equity-Income Portfolio - Initial Class ( FEIP )	41,732,919	40,766,027
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	298,504	1,354,540
High Income Portfolio - Initial Class ( FHIP )	21,438,373	10,326,830
VIP Asset Manager Portfolio - Initial Class ( FAMP )	10,752,832	15,607,876
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	17,055,410	8,405,015
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	63,165,871	23,828,868
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,017,829	1,210,165
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	30,048,677	9,307,588
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,173,233	3,004,853
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	20,575,973	38,140,536
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,383,885	1,974,932
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	25,637,281	11,511,832
VIP Growth Portfolio - Initial Class ( FGP )	13,033,468	43,893,787
VIP Growth Portfolio - Service Class 2 ( FG2 )	72,601,567	15,968,381
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	2,040,627	3,388,633
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	24,996,361	50,379,853
VIP Mid Cap Portfolio - Service Class ( FMCS )	3,361,913	4,037,520
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	45,811,610	32,165,899
VIP Overseas Portfolio - Initial Class ( FOP )	25,860,667	7,927,170
VIP Overseas Portfolio - Service Class 2 ( FO2 )	97,870,345	5,920,014
VIP Value Strategies Portfolio - Service Class ( FVSS )	204,532	948,210
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	34,329,382	35,753,734
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	5,839,632	10,118,641
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	20,068,036	25,454,355
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	356,606	164,160
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	2,303,705	2,460,850
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	7,463,165	11,955,663
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	19,455,285	12,909,178
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	18,609,082	10,526,945
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	289,233	71,210
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	520,607	937,122
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	122,169	4,187
Short Duration Bond Portfolio - I Class Shares ( AMTB )	12,611,002	31,482,769
International Portfolio - S Class Shares ( AMINS )	79,154	25,350
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	14,035	285
Mid-Cap Growth Portfolio - S Class Shares ( AMMCGS )	3,447,354	160,555
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	1,166	1,013
Socially Responsive Portfolio - I Class Shares ( AMSRS )	3,455,901	5,688,135
International Growth Fund/VA- Service Shares ( OVIGS )	19,527,121	929,284
Capital Income Fund/VA - Non-Service Shares ( OVMS )	1,022,805	3,529,163
Oppenheimer Capital Appreciation Fund/VA - Service Class ( OVCAFS )	6,808	6,858
Core Bond Fund/VA - Non-Service Shares ( OVB )	3,112,548	5,395,105
Global Securities Fund/VA - Non-Service Shares ( OVGS )	12,607,461	18,354,973
Global Securities Fund/VA - Service Class ( OVGSS )	22,787,627	9,281,854
International Growth Fund/VA - Non-Service Shares ( OVIG )	347,334	508,254
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	2,957,712	3,426,244
Main Street Fund(R)/VA - Service Class ( OVGIS )	43,379,792	35,495,785
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	2,503,611	2,380,784
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	30,934,569	12,784,265
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	3,358,618	1,826,460
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	1,748,464	997,520
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	2,224,205	1,293,791
All Asset Portfolio - Advisor Class ( PMVAAD )	5,204,818	7,979,595
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	3,292,799	3,473,639
Low Duration Portfolio - Advisor Class ( PMVLAD )	65,642,302	39,341,705
Total Return Portfolio - Advisor Class ( PMVTRD )	62,533,531	31,652,317
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	31,992	23,264
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	2,704,914	2,541,455
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	492,157	466,533
VT Growth & Income Fund: Class IB ( PVGIB )	52,753	363,269
VT International Equity Fund: Class IB ( PVTIGB )	3,107	56,347
VT Voyager Fund: Class IB ( PVTVB )	365,582	1,032,142
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,227,701	2,154,319
Diversified Stock Fund Class A Shares ( VYDS )	50,996	106,795
Small-Cap Portfolio - Investment Class ( ROCSC )	113,985	69,321
Variable Fund - Multi-Hedge Strategies ( RVARS )	6,179,979	5,025,679
Blue Chip Growth Portfolio - II ( TRBCG2 )	271	275
Health Sciences Portfolio - II ( TRHS2 )	104,815,578	44,367,944
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	13,149,760	10,911,631
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	703,622	1,188,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	4,191,391	6,267,807
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	10,324	7,400,227
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	3,251,091	312,435
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	1,454,689	254,014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	1,640,035	177,684
Variable Insurance Portfolios - Asset Strategy ( WRASP )	64,930,655	27,973,199
Variable Insurance Portfolios - High Income ( WRHIP )	34,777,462	34,295,853
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	18,611,249	3,766,492
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )	10,338	1,024
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,219,920	781,682
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	4,294,565	2,356,784
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	9,064,664	3,953,780
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	1,030,520	436,472
Advantage VT Discovery Fund ( SVDF )	5,802	2,682
Advantage VT Opportunity Fund - Class 2 ( SVOF )	31,469	29,917
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	43,170,137	23,938,448
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	606	7,350
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	3,972	3,858
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	5,803	11,810
VA International Equity Fund (obsolete) ( HVIE )	4,202,041	16,051,410
Investors Growth Stock Series - Service Class (obsolete) ( MIGSC )	704,076	7,691,075
VIP High Income Portfolio - Initial Class R (obsolete) ( FHIPR )	952,763	18,592,086
VIP Overseas Portfolio - Initial Class R (obsolete) ( FOPR )	79,933	25,482,607
VIP Overseas Portfolio - Service Class 2 R (obsolete) ( FO2R )	4,645,661	92,196,707
Growth Portfolio - I Class Shares (obsolete) ( AMTG )	2,281	17,285
Small-Cap Growth Portfolio - S Class Shares (obsolete) ( AMFAS )	1,571,333	4,755,387

Total	$7,491,609,846	$4,174,484,415

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2015	0.95%	to	1.05%	17,677	$19.33	to	$19.09	$339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
2011	0.95%	to	1.45%	32,647	12.15	to	11.64	393,138	0.00%	-9.46%	to	-9.91%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477			10.56	15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
2011			1.30%	133,488			73.13	9,761,912	0.85%			-5.30%
High-Income Bond Fund - Class 1 (AFHY)
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
2011			1.30%	37,304			48.38	1,804,784	9.81%			0.85%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%
2011			1.30%	34,457			35.49	1,222,715	2.00%			6.46%
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
2011	0.75%	to	2.65%	10,016,317	12.62	to	11.99	123,669,985	2.63%	-4.36%	to	-6.19%
Money Market Portfolio(TM) (CHSMM)
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
2011	0.75%	to	1.55%	1,391,226	9.97	to	10.22	14,443,732	0.01%	-0.74%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.80%	to	1.40%	4,605,478	$41.30	to	$46.86	$219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
2011	0.80%	to	1.40%	7,343,204	24.34	to	28.29	210,627,633	1.79%	1.06%	to	0.45%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
2011	0.40%	to	2.85%	7,723,730	9.41	to	12.21	113,970,712	1.60%	1.21%	to	-1.27%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
2011	0.80%	to	1.40%	1,619,263	19.32	to	22.85	39,089,761	0.90%	0.10%	to	-0.51%
Floating-Rate Income Fund (ETVFR)
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT- Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VA Situs Fund (HVSIT)
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
2011	0.75%	to	2.70%	1,261,261	11.11	to	10.86	13,876,653	0.05%	-1.65%	to	-3.58%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
2011	0.80%	to	1.40%	404,489	15.07	to	14.38	5,854,364	1.33%	1.35%	to	0.73%
Balanced Portfolio: Service Shares (JABS)
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
2011	0.95%	to	2.30%	655,718	16.15	to	15.59	10,841,461	2.28%	0.39%	to	-0.97%
Enterprise Portfolio: Service Shares (JAMGS)
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.40%	to	2.50%	1,919,575	$9.85	to	$9.71	$18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
2011	0.40%	to	2.95%	8,157,179	8.24	to	14.48	111,233,520	0.25%	-7.31%	to	-9.68%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
2011	0.80%	to	1.40%	378,492	4.92	to	4.59	1,750,288	0.00%	-9.39%	to	-9.93%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****
2011	0.80%	to	2.15%	391,151	11.78	to	25.59	5,139,442	0.38%	-32.88%	to	-33.79%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
2011	0.40%	to	3.20%	19,464,081	9.28	to	13.46	317,118,489	1.23%	-0.86%	to	-3.65%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
2011	0.40%	to	2.80%	4,818,705	10.58	to	10.16	50,011,075	1.17%	-2.17%	to	-4.52%
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
2011	0.80%	to	1.40%	139,216	11.79	to	11.39	1,592,352	3.55%	4.80%	to	4.17%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
2011	0.95%	to	3.05%	1,719,934	12.32	to	10.16	19,859,702	3.46%	4.40%	to	2.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
2011	0.80%	to	1.40%	146,190	26.45	to	24.23	3,579,650	3.51%	6.18%	to	5.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.40%	to	2.05%	37,621	$9.16	to	$20.16	$601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%
2011	1.10%	to	2.05%	47,925	21.84	to	20.02	1,015,627	3.48%	5.71%	to	4.70%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
2011			1.35%	27			23.92	646	0.34%			4.24%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
2011	0.80%	to	1.40%	3,763,621	14.04	to	13.82	52,118,578	1.57%	-0.16%	to	-0.76%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
2011	0.40%	to	3.30%	10,757,342	14.12	to	13.05	147,205,264	1.50%	0.09%	to	-2.82%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
2011	0.65%	to	3.25%	298,878,335	9.64	to	9.10	3,003,333,545	1.22%	0.27%	to	-2.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
2011	0.65%	to	3.30%	91,572,178	11.07	to	10.16	1,024,351,460	2.11%	5.04%	to	2.24%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
2011	0.40%	to	3.30%	11,697,772	8.82	to	8.99	116,477,223	0.91%	-9.67%	to	-12.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
2011	0.40%	to	3.30%	21,925,386	8.85	to	8.36	203,005,498	0.26%	-5.07%	to	-7.83%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%
2011	0.40%	to	3.30%	125,082,554	8.97	to	7.43	1,005,278,616	0.90%	-2.63%	to	-5.46%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
2011	0.95%	to	2.20%	405,899	15.76	to	16.00	6,836,295	8.15%	2.83%	to	1.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.40%	to	1.40%	494,600	$7.82	to	$17.35	$8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
2011	0.80%	to	1.40%	14,503	20.97	to	19.58	285,375	0.64%	-22.99%	to	-23.46%
NVIT Emerging Markets Fund - Class II (GEM2)
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
2011	1.10%	to	2.25%	44,117	29.78	to	26.84	1,272,348	0.44%	-23.45%	to	-24.34%
NVIT International Equity Fund - Class I (GIG)
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
2011	0.80%	to	1.40%	3,386	11.16	to	10.42	35,746	1.25%	-10.49%	to	-11.03%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
2011	0.40%	to	2.75%	3,528,777	7.42	to	6.55	24,130,603	1.18%	-10.36%	to	-12.47%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
2011	0.80%	to	1.40%	9,418,341	7.86	to	7.69	72,619,219	0.56%	-12.32%	to	-12.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
2011	0.40%	to	2.80%	3,122,319	7.84	to	7.24	23,656,246	0.56%	-12.01%	to	-14.13%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
2011	0.80%	to	1.40%	227,602	9.44	to	9.23	2,108,691	0.69%	-3.95%	to	-4.53%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%
2011	0.40%	to	3.20%	19,248,367	10.02	to	8.60	174,928,764	0.62%	-3.65%	to	-6.36%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
2011	0.75%	to	2.65%	2,675,730	13.65	to	8.08	22,508,074	1.95%	-7.08%	to	-8.86%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
2011	0.40%	to	3.25%	128,328,881	10.81	to	9.24	1,259,936,055	2.45%	-1.74%	to	-4.54%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
2011	0.40%	to	3.00%	215,720,584	10.37	to	8.75	1,993,782,374	2.23%	-3.83%	to	-6.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.40%	to	2.85%	61,515,066	$13.47	to	$10.38	$708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
2011	0.65%	to	3.05%	54,984,947	11.75	to	10.00	581,434,652	2.58%	0.75%	to	-1.67%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
2011	0.40%	to	3.40%	194,824,445	10.59	to	8.91	1,863,452,955	2.32%	-2.72%	to	-5.65%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
2011	0.75%	to	3.25%	38,634,829	9.99	to	8.35	343,084,881	2.36%	-5.38%	to	-7.76%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
2011	0.40%	to	2.95%	54,955,819	11.00	to	9.60	556,682,830	2.57%	-0.67%	to	-3.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
2011	0.80%	to	1.40%	235,110	11.99	to	11.72	2,763,344	3.22%	5.74%	to	5.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
2011	0.40%	to	3.05%	11,130,478	12.24	to	10.91	127,534,053	2.69%	5.81%	to	3.01%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%
2011	0.40%	to	2.70%	3,256,827	13.33	to	11.99	40,774,802	2.51%	5.62%	to	3.19%
NVIT Nationwide Fund - Class I (TRF)
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
2011	0.80%	to	1.40%	2,459,013	20.38	to	22.54	123,499,751	1.13%	-0.27%	to	-0.88%
NVIT Nationwide Fund - Class II (TRF2)
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
2011	0.65%	to	3.20%	12,416,055	8.35	to	10.96	167,499,307	0.88%	-0.27%	to	-2.83%
NVIT Government Bond Fund - Class I (GBF)
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
2011	0.40%	to	3.20%	25,298,375	12.15	to	11.14	406,977,698	2.92%	6.83%	to	3.83%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
2011	0.80%	to	1.40%	1,730,666	15.40	to	16.63	31,767,638	0.57%	-1.48%	to	-2.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2015	0.40%	to	2.75%	4,058,798	$15.34	to	$13.72	$58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
2011	0.40%	to	2.55%	1,133,015	9.13	to	9.00	10,266,928	1.35%	-8.65%	to	-9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
2011	0.65%	to	2.75%	2,533,356	6.78	to	7.01	19,050,533	2.62%	-13.41%	to	-15.24%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
2011	0.75%	to	3.05%	16,836,607	8.76	to	13.21	264,183,026	1.79%	-4.65%	to	-6.86%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
2011	0.40%	to	3.20%	39,506,703	12.76	to	11.83	489,089,921	2.15%	0.48%	to	-2.34%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
2011	0.40%	to	3.00%	69,667,022	13.40	to	12.49	906,298,809	2.07%	-1.33%	to	-3.90%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
2011	0.65%	to	2.80%	40,657,415	10.99	to	11.21	518,552,257	2.41%	2.26%	to	0.06%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%
2011	0.40%	to	3.15%	163,597,374	10.14	to	12.21	2,362,475,885	2.13%	-0.44%	to	-3.18%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
2011	0.65%	to	3.30%	80,738,644	9.36	to	12.69	1,253,194,315	2.01%	-2.76%	to	-5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
2011	0.40%	to	3.05%	55,287,171	10.75	to	11.79	756,070,865	2.31%	1.65%	to	-1.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
2011	0.40%	to	3.05%	5,247,331	11.04	to	16.54	98,339,715	0.78%	-2.93%	to	-5.51%
NVIT Money Market Fund - Class I (SAM)
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
2011	0.40%	to	3.30%	52,755,926	10.05	to	8.63	654,112,501	0.00%	-0.40%	to	-3.29%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.80%	to	1.40%	2,745,069	$9.62	to	$9.52	$26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
2011	0.65%	to	3.20%	20,747,296	8.37	to	7.61	166,929,621	1.07%	-10.21%	to	-12.51%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
2011	0.95%	to	2.10%	44,925	11.24	to	11.97	559,837	1.41%	-17.21%	to	-18.17%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
2011	0.80%	to	1.40%	1,104,279	8.99	to	8.80	9,746,079	0.01%	-3.68%	to	-4.26%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%
2011	0.40%	to	3.20%	13,148,749	9.12	to	8.15	113,477,686	0.00%	-3.62%	to	-6.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
2011	0.80%	to	1.40%	341,497	9.77	to	9.67	3,307,487	1.09%	-6.58%	to	-7.15%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
2011	0.40%	to	2.95%	5,145,247	8.96	to	7.67	41,597,008	0.87%	-6.47%	to	-8.86%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
2011	0.80%	to	1.40%	18,999,885	9.41	to	9.21	175,492,290	0.00%	-4.99%	to	-5.57%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
2011	0.40%	to	3.20%	14,187,931	9.27	to	8.52	127,998,792	0.00%	-4.83%	to	-7.50%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
2011	0.40%	to	3.20%	27,202,766	10.41	to	9.14	265,164,390	0.81%	-2.71%	to	-5.44%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
2011	0.80%	to	1.40%	954,853	6.98	to	6.50	6,273,549	0.00%	-1.44%	to	-2.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.40%	to	2.80%	1,375,061	$14.43	to	$17.12	$29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
2011	0.65%	to	2.80%	1,534,116	8.49	to	11.43	21,201,023	0.00%	-1.50%	to	-3.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
2011	0.80%	to	1.40%	1,530,375	21.83	to	20.09	31,072,461	0.44%	-5.83%	to	-6.40%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%
2011	0.40%	to	2.90%	1,135,796	10.65	to	15.40	22,006,668	0.31%	-5.83%	to	-8.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
2011	0.80%	to	1.40%	2,073,053	37.57	to	34.08	71,520,637	0.53%	-6.31%	to	-6.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
2011	0.75%	to	2.95%	2,180,295	9.60	to	15.43	41,474,802	0.47%	-6.51%	to	-8.58%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
2011	0.40%	to	2.95%	9,793,974	11.72	to	11.76	138,341,481	4.40%	5.13%	to	2.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
2011	0.40%	to	3.30%	6,676,235	10.92	to	9.77	69,466,322	1.59%	0.89%	to	-2.04%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
2011	0.80%	to	1.40%	24,571,339	13.60	to	13.38	329,412,509	0.66%	-3.01%	to	-3.60%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
2011	0.65%	to	2.95%	17,340,176	13.56	to	12.74	229,464,344	0.41%	-3.13%	to	-5.37%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
2011	0.40%	to	3.20%	19,166,748	12.01	to	11.13	222,434,162	2.83%	-12.78%	to	-15.23%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%
2011	0.65%	to	3.20%	8,681,768	8.79	to	11.85	128,259,076	1.14%	-3.18%	to	-5.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.80%	to	1.40%	3,980,586	$14.02	to	$13.38	$53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
2011	0.80%	to	1.40%	6,584,064	9.95	to	9.73	64,220,052	0.86%	5.65%	to	5.01%
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
2011	0.65%	to	2.80%	6,645,388	9.89	to	9.13	63,716,493	0.61%	5.45%	to	3.17%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%	2.83%	to	2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015			0.40%	40,380			$12.86	$519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
2011			0.40%	4,833			9.14	44,167	0.00%			-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%
2011	0.95%	to	2.30%	449,878	12.48	to	13.74	6,554,605	1.09%	5.06%	to	3.64%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
2011	0.40%	to	2.80%	2,665,187	10.68	to	16.79	53,434,948	0.24%	-8.99%	to	-11.18%
VP Balanced Fund - Class I (ACVB)
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
2011	0.80%	to	1.40%	1,363,531	21.63	to	22.90	33,399,691	1.87%	4.49%	to	3.86%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
2011	0.80%	to	1.40%	1,231,796	12.41	to	11.42	14,222,208	1.54%	2.29%	to	1.67%
VP Income & Growth Fund - Class II (ACVIG2)
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
2011	0.95%	to	2.40%	311,018	12.82	to	13.54	4,486,341	1.27%	1.88%	to	0.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
2011	0.40%	to	3.30%	17,822,531	12.54	to	11.89	248,904,528	4.07%	11.30%	to	8.07%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
2011	0.80%	to	1.40%	580,082	12.12	to	11.71	6,829,047	1.33%	-1.49%	to	-2.08%
VP Mid Cap Value Fund - Class II (ACVMV2)
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
2011	0.40%	to	3.30%	4,998,981	11.87	to	12.26	68,625,791	1.21%	-1.24%	to	-4.11%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%
2011	0.40%	to	3.20%	4,193,254	11.38	to	16.56	80,122,724	0.59%	0.16%	to	-2.65%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.80%	to	1.40%	1,207,976	$24.43	to	$21.84	$26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
2011	0.80%	to	1.40%	1,991,035	17.89	to	16.39	33,021,204	1.60%	8.14%	to	7.49%
Appreciation Portfolio - Service Shares (DCAPS)
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
2011	0.40%	to	2.80%	5,240,577	10.92	to	13.43	83,122,167	1.22%	8.30%	to	5.70%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
2011	0.95%	to	2.25%	146,781	9.42	to	10.80	1,693,426	0.31%	-14.87%	to	-15.99%
Growth and Income Portfolio - Initial Shares (DGI)
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
2011	0.80%	to	1.40%	981,613	14.05	to	12.83	12,734,711	1.23%	-3.57%	to	-4.15%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
2011	0.95%	to	2.40%	119,610	11.93	to	12.45	1,615,658	0.50%	-6.40%	to	-7.77%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
2011	0.80%	to	1.40%	780,758	14.90	to	14.06	11,050,770	5.28%	1.46%	to	0.84%
Quality Bond Fund II - Service Shares (FQBS)
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
2011	0.95%	to	2.60%	3,296,763	13.30	to	11.49	41,686,179	5.15%	1.02%	to	-0.65%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
2011	0.80%	to	1.40%	8,145,845	22.88	to	27.73	327,038,946	2.36%	0.17%	to	-0.44%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
2011	1.10%	to	2.65%	490,823	19.18	to	16.67	9,070,473	0.64%	-10.04%	to	-11.44%
High Income Portfolio - Initial Class (FHIP)
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%
2011	0.80%	to	1.40%	1,920,320	18.38	to	19.23	53,138,689	6.45%	3.20%	to	2.58%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
2011	0.80%	to	1.40%	4,443,665	22.64	to	21.53	142,760,992	1.83%	-3.34%	to	-3.92%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.40%	to	2.85%	5,226,773	$12.84	to	$11.52	$68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
2011	0.75%	to	2.80%	5,296,112	8.29	to	14.44	82,156,680	0.82%	-5.91%	to	-7.85%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
2011	0.40%	to	3.30%	10,951,320	8.82	to	11.64	160,429,469	2.42%	0.25%	to	-2.66%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
2011	0.80%	to	1.40%	470,396	11.51	to	11.12	5,255,064	1.94%	-1.08%	to	-1.68%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
2011	1.10%	to	2.60%	9,073,579	12.39	to	11.19	109,039,045	2.09%	-1.52%	to	-3.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
2011	0.80%	to	1.40%	901,996	10.97	to	10.60	9,615,738	2.06%	-1.91%	to	-2.51%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
2011	1.10%	to	2.95%	28,669,879	12.36	to	10.90	344,893,609	2.37%	-2.33%	to	-4.15%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
2011	0.80%	to	1.40%	688,670	10.39	to	10.04	6,953,362	2.03%	-3.47%	to	-4.06%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%
2011	1.10%	to	2.55%	2,066,391	12.04	to	10.91	23,919,498	1.88%	-3.90%	to	-5.30%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
2011	0.80%	to	1.40%	6,680,291	19.61	to	24.84	327,905,995	0.35%	-0.60%	to	-1.20%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
2011	0.40%	to	2.95%	6,092,294	8.55	to	11.89	89,150,856	0.15%	-0.43%	to	-2.98%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
2011	0.80%	to	1.40%	2,042,324	14.24	to	13.51	27,775,950	3.19%	6.35%	to	5.71%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2015	0.40%	to	2.95%	23,352,303	$13.34	to	$11.17	$321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
2011	0.40%	to	3.20%	29,688,055	12.52	to	11.37	394,645,282	2.82%	6.61%	to	3.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
2011	0.80%	to	1.40%	2,401,588	10.68	to	10.32	24,904,322	0.13%	-11.43%	to	-11.96%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
2011	0.40%	to	3.30%	10,141,828	9.81	to	19.41	233,130,775	0.02%	-11.21%	to	-13.79%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
2011	0.80%	to	1.40%	2,365,334	17.04	to	16.80	49,616,178	1.31%	-17.83%	to	-18.32%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
2011	1.10%	to	2.25%	149,602	16.63	to	14.99	2,423,876	1.01%	-18.25%	to	-19.20%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%
2011	0.80%	to	1.40%	432,099	13.93	to	13.14	5,721,382	0.81%	-9.58%	to	-10.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
2011	0.75%	to	2.95%	11,167,150	10.86	to	10.81	131,070,725	5.75%	1.62%	to	-0.63%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%	28.46%	to	26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
2011	0.95%	to	2.80%	3,637,623	14.55	to	13.75	60,305,085	1.53%	4.99%	to	3.04%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
2011	0.40%	to	3.20%	7,354,175	11.20	to	16.51	149,929,914	0.66%	-4.14%	to	-6.83%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
2011	0.95%	to	2.25%	196,259	15.28	to	16.52	3,471,745	1.67%	-11.48%	to	-12.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.40%	to	2.85%	13,724,392	$9.49	to	$9.20	$126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
2011	1.05%	to	2.65%	2,438,014	9.05	to	8.53	21,662,279	0.02%	-2.57%	to	-4.15%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%
2011	0.40%	to	3.05%	15,352,684	10.16	to	8.93	171,320,708	3.62%	-0.11%	to	-2.76%
International Portfolio - S Class Shares (AMINS)
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
2011	0.80%	to	2.65%	1,804,517	13.26	to	13.76	27,464,680	0.32%	-3.85%	to	-5.64%
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
2011	0.80%	to	1.40%	1,737,854	18.42	to	19.09	40,852,941	2.36%	-0.08%	to	-0.69%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
2011	0.80%	to	1.40%	2,055,734	13.91	to	13.78	36,087,270	6.02%	7.40%	to	6.76%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
2011	0.80%	to	1.40%	2,816,110	36.09	to	34.02	102,224,646	1.30%	-9.02%	to	-9.57%
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
2011	0.95%	to	2.25%	368,092	16.26	to	18.62	7,361,088	1.10%	-9.39%	to	-10.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.40%	to	0.60%	54,413	$10.99	to	$10.94	$597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
2011	0.80%	to	1.40%	1,223,602	9.73	to	9.07	11,201,679	0.86%	-0.81%	to	-1.41%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%
2011	0.40%	to	3.20%	15,287,929	9.33	to	11.53	216,328,023	0.59%	-0.71%	to	-3.50%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
2011	0.80%	to	1.40%	420,119	9.81	to	9.48	4,000,819	0.57%	-2.99%	to	-3.58%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
2011	0.40%	to	3.30%	2,533,954	10.68	to	15.60	49,994,641	0.37%	-2.77%	to	-5.60%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
2011	0.80%	to	1.40%	1,900,617	5.69	to	5.30	10,183,980	0.00%	0.29%	to	-0.32%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
2011	0.75%	to	2.55%	1,837,753	12.75	to	12.14	22,970,486	1.91%	7.61%	to	5.66%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
2011	0.40%	to	3.20%	23,171,669	11.61	to	10.76	260,577,575	1.57%	0.60%	to	-2.22%
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%
2011	0.40%	to	2.70%	6,540,321	10.06	to	9.91	65,327,248	1.60%	0.64%	to	-0.90%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.40%	to	0.60%	11,828	$5.37	to	$5.34	$63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%		2,094		8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
2011	1.05%	to	2.35%	212,998	11.40	to	11.18	2,559,811	1.31%	-5.64%	to	-6.88%
VT International Equity Fund: Class IB (PVTIGB)
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
2011	1.15%	to	2.10%	28,337	13.34	to	12.27	366,694	3.58%	-17.89%	to	-18.68%
VT Voyager Fund: Class IB (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
2011	0.95%	to	2.45%	221,728	12.58	to	12.09	2,914,393	0.00%	-18.63%	to	-19.86%
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
2011	1.15%	to	1.65%	27,442	12.82	to	12.29	348,002	0.64%	-7.90%	to	-8.36%
Small-Cap Portfolio - Investment Class (ROCSC)
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%
2011	0.75%	to	2.80%	2,368,928	11.60	to	11.20	27,116,053	0.00%	9.56%	to	7.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
2011	0.80%	to	1.40%	445,923	21.03	to	21.65	11,388,013	8.06%	7.28%	to	6.63%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.80%	to	1.40%	809,875	$24.23	to	$21.59	$17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
2011	0.80%	to	1.40%	797,445	20.09	to	18.34	14,792,818	1.09%	-26.33%	to	-26.78%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
2011	0.80%	to	1.40%	552,304	41.36	to	38.86	25,073,059	1.21%	-17.12%	to	-17.62%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%	8.34%	to	8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
2011	0.65%	to	2.80%	8,101,468	11.86	to	11.19	93,728,667	1.01%	-7.81%	to	-9.80%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%			6.52%
2011			0.40%	92,333			10.90	1,006,692	0.10%			0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
2011			0.40%	424,157			11.03	4,676,395	0.61%			-1.85%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
2011			0.40%	1,230,558			11.06	13,606,615	0.72%			-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
2011			0.40%	148,360			11.00	1,631,286	0.33%			-0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage VT Discovery Fund (SVDF)
2013			1.30%	74			$68.31	$5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
2011			1.30%	74			41.42	3,065	0.00%			-0.88%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
2011	0.40%	to	2.70%	2,029,850	15.80	to	14.11	30,844,147	0.00%	-4.98%	to	-7.17%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
2011			1.10%	951			8.73	8,299	0.67%			-8.28%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
2011	1.15%	to	1.25%	21,348	13.84	to	13.74	293,570	2.67%	7.07%	to	6.96%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
2011	1.40%	to	2.20%	4,361	11.74	to	11.60	51,038	0.00%	-6.86%	to	-7.62%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
2011	0.80%	to	1.40%	2,572,768	20.30	to	19.26	49,919,305	1.30%	-9.00%	to	-9.55%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
2011	0.75%	to	2.55%	4,665,467	8.66	to	11.94	60,579,285	1.03%	-9.18%	to	-10.82%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	to	2.55%	921,943	10.22	to	9.92	10,932,894	0.00%	-9.49%	to	-11.13%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
2011	0.40%	to	2.35%	672,762	9.10	to	8.89	6,042,943	2.60%	-11.91%	to	-13.63%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65%	to	2.80%	4,453,401	7.21	to	16.61	83,075,727	0.37%	-32.77%	to	-34.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%
2011	0.80%	to	2.65%	1,718,984	10.69	to	14.27	26,345,988	0.99%	-16.53%	to	-18.09%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
2011	0.80%	to	3.30%	5,613,198	9.57	to	10.99	70,423,411	1.69%	-11.39%	to	-13.62%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
2011	0.65%	to	2.65%	6,648,136	13.89	to	14.80	106,571,620	5.61%	-1.47%	to	-3.45%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
2011	0.95%	to	2.80%	638,301	12.89	to	12.09	9,464,140	0.25%	-0.58%	to	-2.43%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15%	to	2.20%	293,739	11.34	to	10.46	3,311,354	1.57%	-6.59%	to	-7.58%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
2011	0.80%	to	1.40%	1,853,305	12.19	to	11.85	22,040,608	6.79%	3.22%	to	2.59%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	$14.54	to	$14.30	$87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
2011	0.75%	to	2.80%	7,233,930	12.03	to	12.28	97,191,051	7.75%	3.03%	to	0.91%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
2011	0.80%	to	1.40%	1,075,051	22.93	to	21.63	23,447,431	0.66%	-23.01%	to	-23.48%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
2011	0.75%	to	2.80%	2,598,477	6.11	to	15.47	43,888,708	0.45%	-23.17%	to	-24.76%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
2011	0.80%	to	1.40%	1,510,544	17.66	to	16.65	25,320,360	1.23%	-10.48%	to	-11.03%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
2011	0.80%	to	1.40%	1,866,140	12.92	to	12.19	22,938,366	1.29%	-17.81%	to	-18.30%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
2011	0.40%	to	2.95%	4,998,098	6.70	to	9.56	53,042,961	1.30%	-17.72%	to	-19.82%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80%	to	2.95%	490,830	7.80	to	9.58	5,707,367	0.00%	-8.85%	to	-10.82%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80%	to	2.95%	1,414,528	8.85	to	13.36	22,791,109	0.00%	-8.11%	to	-10.10%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80%	to	1.40%	399,375	15.18	to	14.49	5,818,090	8.13%	7.28%	to	6.63%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80%	to	1.40%	551,256	21.46	to	20.49	11,367,873	1.24%	-26.35%	to	-26.79%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75%	to	2.80%	3,469,671	9.84	to	9.50	54,489,679	1.02%	-17.02%	to	-18.74%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
2011	0.80%	to	1.40%	4,100,818	8.41	to	8.22	33,815,868	1.26%	-10.09%	to	-10.63%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
2011	0.80%	to	1.40%	415,870	13.70	to	13.00	5,441,335	1.76%	-16.78%	to	-17.29%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
2011	0.40%	to	3.30%	5,935,093	6.25	to	7.73	52,384,680	1.81%	-16.73%	to	-19.16%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80%	to	1.40%	175,763	2.80	to	2.72	482,217	9.26%	-2.66%	to	-3.25%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95%	to	2.75%	2,632,631	2.79	to	2.56	7,156,844	8.99%	-2.99%	to	-4.75%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80%	to	1.40%	7,881	3.03	to	2.93	23,296	12.77%	-3.12%	to	-3.70%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95%	to	2.35%	642,234			3.60	2,495,365	9.54%	-3.48%	to	-4.84%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
2011			1.30%	5			54.36	272	0.00%			-1.51%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	$13.29	to	$17.89	$3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%
2011	0.80%	to	2.80%	335,319	8.29	to	10.56	4,222,440	0.00%	-1.85%	to	-3.83%

2015	Reserves for annuity contracts in payout phase:							9,994,873
2015	Contract owners equity:							$45,303,722,763
2014	Reserves for annuity contracts in payout phase:							9,682,634
2014	Contract owners equity:							$45,160,288,424
2013	Reserves for annuity contracts in payout phase:							10,085,658
2013	Contract owners equity:							$41,548,378,750
2012	Reserves for annuity contracts in payout phase:							8,281,156
2012	Contract owners equity:							$33,972,994,748
2011	Reserves for annuity contracts in payout phase:							8,361,300
2011	Contract owners equity:							$29,793,903,432
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(10)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc., and Calvert Distributor, Inc. dated April 13, 2004, under document "blackrockfpa.htm".
(16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, dated December 31, 2002, as amended, under document "lordabbettfpa.htm".
(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed Inc. dated December 1, 2000, under document "waddellreedfpa.htm".

(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002. As amended, under document "pimcofpa.htm".
(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation dated September 1, 1989, as amended, under document "vaneckfpa.htm".
(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".
The following fund participation agreement was filed previously on April 18, 2008, with post-effective amendment number 20 (File No. 333-62692) as Exhibit 24(b) and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 24(h), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010, under document "huntingtonfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, under document "delawarefpa.htm".
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(26)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(27)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 20,456 and 11,349 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact